UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

155 Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2014

Date of reporting period: May 31, 2014

Item 1.	Reports to Stockholders.

May 31, 2014

ANNUAL REPORT

SEI Institutional Investments Trust

† Large Cap Fund

† Large Cap Diversified Alpha Fund

† Large Cap Disciplined Equity Fund

† Large Cap Index Fund

† S&P 500 Index Fund

† Extended Market Index Fund

† Small Cap Fund

† Small Cap II Fund

† Small/Mid Cap Equity Fund

† U.S. Managed Volatility Fund

† World Equity Ex-US Fund

† Screened World Equity Ex-US Fund

† Opportunistic Income Fund

† Core Fixed Income Fund

† High Yield Bond Fund

† Long Duration Fund

† Long Duration Corporate Bond Fund

† Ultra Short Duration Bond Fund

† Emerging Markets Debt Fund

† Real Return Fund

† Dynamic Asset Allocation Fund

† Multi-Asset Real Return Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Large Cap Fund

I. Objective

The Large Cap Fund (the “Fund”) seeks to provide long-term growth of capital and income.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisers as of May 31, 2014: Jackson Square Partners, LLC (formerly Delaware Investments Fund Advisers); AJO, L.P.; Brown Advisory LLC; LSV Asset Management; AQR Capital Management, LLC and Waddell & Reed Investment Management Company.

During the fiscal year ended May 31, 2014, WestEnd Advisors, LLC was terminated from the Fund.

III. Market Commentary

The U.S. equity market, as measured by the Russell 1000 Index, gained 20.90% during the fiscal year ending May 31, 2014. Growth outperformed value over the period, and large-cap stocks outperformed small caps. Belief in an improving economy led to expanding equity multiples and continued outperformance of U.S. stocks over non-U.S. counterparts. Interest rates in the U.S. began rising in June 2013, which led to defensive, interest rate-sensitive stocks strongly lagging more pro-cyclical areas. The best performing sectors were industrials, health care, technology and materials, while the traditional defensives such as consumer staples and utilities were among the worst performers.

IV. Return vs. Benchmark

For the fiscal year ending May 31, 2014, the Fund outperformed the Russell 1000 Index (the “Index”), returning 21.32% versus an Index return of 20.90%.

V. Fund Attribution

Outperformance was helped significantly by underweights to traditional defensives, including utilities and telecommunications, and overweights to technology and health care. Sector allocation was challenged by an underweight to utilities, but this was overcome by solid stock selection. Stock selection was strongest within consumer staples, financials and health care, while selection within energy stocks was the largest detractor for the period. Outperformance was driven by our value- and quantitative-oriented managers, consistent with expanding valuation multiples that occurred during the fiscal year, along with good stock selection by the Fund’s quality-growth manager, Jackson Square Partners LLC. The Fund’s aggressive growth manager, Brown Advisory LLC, was the largest detractor.

Large Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Large Cap Fund, Class A	21.32%	15.27%	18.24%	8.15%	7.99%
Russell 1000 Index	20.90%	15.08%	18.77%	8.14%	8.27%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Fund, Class A, versus the Russell 1000 Index

[1]

For the year ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Large Cap Diversified Alpha Fund

I. Objective

The Large Cap Diversified Alpha Fund (the “Fund”) seeks to provide long-term growth of capital and income.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisers as of May 31, 2014: Brandywine Global Investment Management, LLC; Jackson Square Partners, LLC (formerly Delaware Investments Fund Advisers); AJO, L.P.; and Parametric Portfolio Associates LLC. SIMC also directly manages a portion of the Fund.

During the fiscal year ended May 31, 2014, WestEnd Advisors, LLC, Tocqueville Asset Management, LP and INTECH Investment Management, LLC were terminated from the Fund, and Parametric Portfolio Associates, LLC was added to the Fund.

III. Market Commentary

The U.S. equity market, as measured by the Russell 1000 Index, gained 20.90% during the fiscal year ending May 31, 2014. Growth outperformed value over the period, and large-cap stocks outperformed small caps. Belief in an improving economy led to expanding equity multiples and continued outperformance of U.S. stocks over non-U.S. counterparts. Interest rates in the U.S. began rising in June 2013, which led to defensive, interest rate-sensitive stocks strongly lagging more pro-cyclical areas. The best performing sectors were industrials, health care, technology and materials, while the traditional defensives such as consumer staples and utilities were among the worst performers.

IV. Return vs. Benchmark

For the fiscal year ending May 31, 2014, the Fund outperformed the Russell 1000 Index (the “Index”), returning 22.36% versus an Index return of 20.90%.

V. Fund Attribution

Outperformance was largely aided by underweights to traditional defensives, including utilities and telecommunications, in a bullish market. Outperformance was mostly due to security selection, which was strongest within consumer staples, financials and industrials. Stock selection within energy stocks represented the largest detractor for the period. Outperformance was driven by the Fund’s value manager (Brandywine), consistent with the expanding equity-valuation multiples that occurred during the Fund’s reporting year. The Fund’s growth-oriented manager (Jackson Square) also delivered alpha for the period.

Large Cap Diversified Alpha Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Large Cap Diversified Alpha Fund, Class A	22.36%	15.33%	18.85%	6.29%
Russell 1000 Index	20.90%	15.08%	18.77%	7.52%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Diversified Alpha Fund, Class A, versus the Russell 1000 Index

[1]

For the year ended May 31, 2014. Past performance is no indication of future performance. Class A shares were offered beginning 2/28/06. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

2	SEI Institutional Investments Trust / Annual Report / May 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Large Cap Disciplined Equity Fund

I. Objective

The Large Cap Disciplined Equity Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisers as of May 31, 2014: Quantitative Management Associates, LLC; Analytic Investors, LLC; Lazard Asset Management LLC; INTECH Investment Management, LLC; and Oppenheimer Funds, Inc. There were no sub-adviser changes made during the year.

III. Market Commentary

The U.S. equity market, as measured by the S&P 500 Index, gained 20.45% during the fiscal year ending May 31, 2014. Growth outperformed value over the period, and large-cap stocks outperformed small caps. Belief in an improving economy led to expanding equity multiples and continued outperformance of U.S. stocks over non-U.S. counterparts. Interest rates in the U.S. began rising in June 2013, which led to defensive, interest rate-sensitive stocks strongly lagging more pro-cyclical areas. The best performing sectors were industrials, health care, technology and materials, while the traditional defensives such as consumer staples and utilities were among the worst performers.

IV. Return vs. Benchmark

For the fiscal year ending May 31, 2014, the Fund slightly outperformed the S&P 500 Index (the “Index”), returning 20.49% versus the Index return of 20.45%.

V. Fund Attribution

Outperformance was largely aided by underweights to traditional defensives, including utilities and staples, in a bullish market. Outperformance was mostly due to security selection, which was strongest within consumer staples and technology. Stock selection within energy names was the largest detractor for the period.

Outperformance was led by the Fund’s value-oriented quantitative manager. Momentum-oriented managers Analytic and Oppenheimer also performed well in a year of rising valuation multiples. Underperforming managers were those who relied on rebalancing in a trending market (such as INTECH), as well as Lazard.

Large Cap Disciplined Equity Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Large Cap Disciplined Equity Fund, Class A	20.49%	15.17%	18.56%	6.87%	7.61%
S&P 500 Index	20.45%	15.15%	18.40%	7.77%	8.44%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Disciplined Equity Fund, Class A, versus the S&P 500 Index

[1]

For the year ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 8/28/03. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Large Cap Index Fund

I. Objective

The Large Cap Index Fund (the “Fund”) seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Index.

II. Multi-Manager Approach Statement

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-adviser as of May 31, 2014: SSgA Funds Management, Inc. There were no sub-adviser changes made during the year.

III. Market Commentary

The U.S. equity market, as measured by the Russell 1000 Index, gained 20.90% during the fiscal year ending May 31, 2014. Growth outperformed value over the period, and large-cap stocks outperformed small caps. Belief in an improving economy led to expanding equity multiples and continued outperformance of U.S. stocks over non-U.S. counterparts. Interest rates in the U.S. began rising in June 2013, which led to defensive, interest rate-sensitive stocks strongly lagging more pro-cyclical areas. The best performing sectors were industrials, health care, technology and materials, while the traditional defensives such as consumer staples and utilities were among the worst performers.

IV. Return vs. Benchmark

For the fiscal year ending May 31, 2014, the Fund slightly underperformed the Russell 1000 Index (the “Index”), returning 20.88% versus the Index return of 20.90%.

V. Fund Attribution

Incremental underperformance was generated by cash flows. As an index fund, performance is designed to track that of the Index. The market dynamics over the fiscal year did not have a material impact upon the Fund’s relative performance.

Large Cap Index Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Large Cap Index Fund, Class A	20.88%	15.05%	18.75%	8.10%	6.80%
Russell 1000 Index	20.90%	15.08%	18.77%	8.14%	8.27%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Index Fund, Class A, versus the Russell 1000 Index

[1]

For the year ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 4/1/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

4	SEI Institutional Investments Trust / Annual Report / May 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

S&P 500 Index Fund

I. Objective

The S&P 500 Index Fund (the “Fund”) seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index.

II. Approach Statement

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corporation (SIMC). The sole sub-adviser is SSgA Funds Management, Inc.

The Fund launched in December 2013 and there have been no sub-adviser changes since inception.

III. Market Commentary

The U.S. equity market, as measured by the S&P 500 Index, gained 20.45% during the fiscal year ending May 31, 2014. Growth outperformed value for the period, and large outperformed small. This performance occurred during an environment in which the Federal Reserve actually started tapering its multi-year stimulus program in the fall. Belief in an improving economy led to expanding equity multiples and continued outperformance of US stocks over non-US counterparts. Interest rates within the US started rising in June which led to defensive, interest rate sensitive stocks strongly lagging more pro-cyclical areas. The best performing sectors were Industrials, Materials and Health Care, while the traditional defensives such as Consumer Staples, Telecommunications and Utilities were the worst performers.

IV. Return vs. Benchmark

For the period December 18, 2013 to May 31, 2014, the Fund slightly outperformed the S&P 500 Index (the “Index”), returning 7.27% versus the Index return of 7.23%.

V. Fund Attribution

Incremental outperformance was generated by cash flows. As an index fund, performance is designed to track that of the Index. The market dynamics over the fiscal year did not have a material impact upon the Fund’s relative performance.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Extended Market Index Fund

I. Objective

The Extended Market Index Fund (the “Fund”) seeks to provide investment results that approximate, as closely as practicable and before expenses, the performance of the Russell Small Cap Completeness Index.

II. Multi-Manager Approach Statement

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the follow sub-adviser as of May 31, 2014: SSgA Funds Management, Inc. There were no sub-adviser changes during the year.

III. Market Commentary

The U.S. equity market, as measured by the Russell Small Cap Completeness Index, gained 20.64% during the fiscal year ending May 31, 2014. Growth outperformed value for the period, and large-cap stocks outperformed small caps. This performance occurred in an environment where the Federal Reserve began tapering its multi-year stimulus program in the fall. Belief in an improving economy led to expanding equity multiples and continued outperformance of U.S. stocks over non-U.S. counterparts. Interest rates within the U.S. began rising in June, which led to defensive, interest rate-sensitive stocks lagging more pro-cyclical areas. The best performing sectors were industrials and health care, while the traditional defensives such as consumer staples and utilities were the worst performers.

IV. Return vs. Benchmark

For the fiscal year ending May 31, 2014, the Fund slightly outperformed the Russell Small Cap Completeness Index (the “Index”), returning 20.59% versus the Index return of 20.64%.

V. Fund Attribution

Incremental outperformance was generated by cash flows. As an index fund, performance is designed to track that of the Index. The market dynamics over the fiscal year did not have a material impact upon the Fund’s relative performance.

Extended Market Index Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
Extended Market Index Fund, Class A	20.59%	23.39%
Russell Small Cap Completeness Index	20.64%	23.47%

[1]

For the period ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 2/28/13. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

6	SEI Institutional Investments Trust / Annual Report / May 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Small Cap Fund

I. Objective

The Small Cap Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisers as of May 31, 2014: AllianceBernstein, L.P.; AQR Capital Management, LLC; Artisan Partners Limited Partnership; Janus Capital Management, Inc.; J.P. Morgan Investment Management; Lee Munder Capital Group, LLC; LSV Asset Management; Security Capital Research & Management Incorporated; Robeco Investment Management, Inc.; Montibus Capital Management, LLC (formerly Timberline Asset Management, LLC) and William Blair & Company, LLC. There were no sub-adviser changes made during the year.

III. Market Commentary

The U.S. equity market, as measured by the Russell 2000 Index, gained 16.79% during the fiscal year ending May 31, 2014. Value narrowly outperformed growth for the period, and midcap stocks outperformed microcaps. This performance occurred in an environment where the Federal Reserve began tapering its multi-year stimulus program in the fall. Belief in an improving economy led to expanding equity multiples and continued outperformance of U.S. stocks over their non-U.S. counterparts. Interest rates within the U.S. began rising in June 2013, which led to defensive, interest rate-sensitive stocks lagging more pro-cyclical areas of the market. During the reporting period, the best performing sector was consumer staples, followed by energy and health care. Consumer discretionary, financials and materials stocks lagged the most.

IV. Return vs. Benchmark

For the fiscal year ending May 31, 2014, the Fund outperformed the Russell 2000 Index (the “Index”), returning 17.39% versus an Index return of 16.79%.

V. Fund Attribution

Outperformance was strongly aided by overweights to energy and industrials, as well as underweights to financials and materials. The Fund’s underweight to a surprisingly resilient consumer staples sector was the largest detractor in terms of sector allocation. Outperformance was mainly due to security selection, which was strongest within industrials, health care and financials. Stock selection within consumer-discretionary names was the largest detractor for the period. Outperformance was driven by our quantitative-value and momentum managers (LSV and AQR, respectively), while underperformance was most notable with our real estate investment trust specialist Security Capital and our more aggressive value and growth managers (Artisan and J.P. Morgan, respectively).

Small Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Small Cap Fund, Class A	17.39%	11.03%	18.76%	7.75%	8.45%
Russell 2000 Index	16.79%	11.73%	19.32%	8.59%	8.09%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Fund, Class A, versus the Russell 2000 Index

[1]

For the year ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Small Cap II Fund

I. Objective

The Small Cap II Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisers as of May 31, 2014: AllianceBernstein, L.P.; AQR Capital Management, LLC; Fiduciary Management Associates, LLC; Lee Munder Capital Group, LLC and Montibus Capital Management, LLC (formerly Timberline Asset Management, LLC). There were no sub-adviser changes made during the year.

III. Market Commentary

The U.S. equity market, as measured by the Russell 2000 Index, gained 16.79% during the fiscal year ending May 31, 2014. Value narrowly outperformed growth for the period, and midcap stocks outperformed microcaps. This performance occurred in an environment where the Federal Reserve began tapering its multi-year stimulus program in the fall. Belief in an improving economy led to expanding equity multiples and continued outperformance of U.S. stocks over non-U.S. counterparts. Interest rates within the U.S. began rising in June, which led to defensive, interest rate-sensitive stocks lagging more pro-cyclical areas. The best performing sector was consumer staples, followed by energy and health care. Consumer discretionary, financials and materials stocks were among the strongest laggards.

IV. Return vs. Benchmark

For the fiscal year ending May 31, 2014, the Fund outperformed the Russell 2000 Index (the “Index”), returning 17.35% versus an Index return of 16.79%.

V. Fund Attribution

Outperformance was strongly aided by overweights to industrials and an underweight to financials. The Fund’s underweight to energy and a surprisingly resilient consumer staples sector represented the largest detractors. Outperformance was mainly due to security selection, which was strongest within health care, technology and financials. Stock selection within consumer discretionary represented the largest detractor for the period. Outperformance was driven by the Fund’s growth managers (AllianceBernstein and Montibus). The Fund’s dedicated value manager (Lee Munder) was the sole underperformer for the period.

Small Cap II Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
Small Cap II Fund, Class A	17.35%	19.01%
Russell 2000 Index	16.79%	20.48%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap II Fund, Class A, versus the Russell 2000 Index

[1]

For the period ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 4/10/12. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

8	SEI Institutional Investments Trust / Annual Report / May 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Small/Mid Cap Equity Fund

I. Objective

The Small/Mid Cap Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisers as of May 31, 2014: AllianceBernstein, L.P.; Integrity Asset Management, LLC; Janus Capital Management, Inc.; Lee Munder Capital Group, LLC; LSV Asset Management; Robeco Investment Management, Inc.; Security Capital Research & Management, Incorporated; Montibus Capital Management, LLC (formerly Timberline Asset Management, LLC); Wellington Management Company, LLP and William Blair & Company, LLC.

During the year ended May 31, 2014, Century Capital Management, LLC, was terminated from the Fund.

III. Market Commentary

The U.S. equity market, as measured by the Russell 2500 Index, gained 18.53% during the fiscal year ending May 31, 2014. Value narrowly outperformed growth for the period, and midcap stocks outperformed microcaps. This performance occurred in an environment where the Federal Reserve began tapering its multi-year stimulus program in the fall. Belief in an improving economy led to expanding equity multiples and continued outperformance of U.S. stocks over non-U.S. counterparts. Interest rates within the U.S. began rising in June, which led to defensive, interest rate-sensitive stocks strongly lagging more pro-cyclical areas. The best performing sector was telecommunications, followed by consumer staples and energy. Financials, technology and utilities stocks were among the strongest laggards.

IV. Return vs. Benchmark

For the fiscal year ending May 31, 2014, the Fund outperformed the Russell 2500 Index (the “Index”), returning 20.09% versus an Index return of 18.53%.

V. Fund Attribution

Outperformance was strongly aided by overweights to industrials and an underweight to financials. The Fund’s underweights to energy and a surprisingly resilient consumer staples sector were the largest detractors. Outperformance was mostly due to security selection, and was strongest within health care, technology and financials. Stock selection within consumer discretionary represented the largest detractor for the period. Outperformance was driven by the Fund’s value managers (LSV and Integrity). The Fund’s dedicated real estate investment trust (REIT) manager (Security Capital) was the largest underperformer for the period.

Small/Mid Cap Equity Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Small/Mid Cap Equity Fund, Class A	20.09%	12.39%	20.17%	8.82%	9.14%
Russell 2500 Index	18.53%	12.89%	20.77%	9.62%	9.86%

Comparison of Change in the Value of a $100,000 Investment in the Small/Mid Cap Equity Fund, Class A, versus the Russell 2500 Index

[1]

For the year ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 12/15/03. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	9

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

U.S. Managed Volatility Fund

I. Objective

The U.S. Managed Volatility Fund (the “Fund”) seeks capital appreciation with less volatility than the broad U.S. equity markets.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisers as of May 31, 2014: AJO, L.P.; Analytic Investors, LLC and LSV Asset Management. There were no sub-adviser changes made during the year.

III. Market Commentary

The U.S. equity market, as measured by the Russell 3000 Index, gained 20.57% during the year ending May 31, 2014. The third quarter of 2013 began with increased market volatility, due to concerns that the Federal Reserve (Fed) would taper its monetary easing efforts. However, the Fed provided a positive surprise with a later-and-smaller-than-feared taper. U.S. and other developed economies continued to improve, and this translated into positive equity returns in most regions. Strong asset flows also pushed equity prices higher. The traditional late-year “Santa rally” didn’t disappoint either. Problem-ridden Europe continued posting improving macroeconomic indicators during the first quarter of 2014, helping propel future profitability expectations. Early in the first quarter, the U.S. equity market became quite optimistic in certain sectors such as biotechnology and information technology. The profit taking that followed subsequently snowballed into one of the strongest technical rotations of recent years. Seemingly without regard to fundamentals, valuations, sectors or countries, investors dumped shares with previously good performance and bought the prior laggards. April’s turbulent undercurrents continued into May, with strong rotations within equity markets masked by placid headline index readings.

For the year, growth stocks outperformed their value counterparts. All ten market sectors posted positive performance during the period. The best performing were health care, industrials, information technology and materials. Financials and defensive sectors such as utilities, consumer staples and telecommunications lagged the market the most over the reporting period.

IV. Return vs. Benchmark

For the fiscal year ending May 31, 2014, the Fund outperformed the Russell 3000 Index (the “Index”), returning 21.39% versus an Index return of 20.57%.

V. Fund Attribution

Good stock selection in the lowest-beta names, especially in health care, drove the Fund’s outperformance. In seeking to achieve the primary objective of downside protection, the managers target lower-beta names, which are typically characterized by stable earnings profiles and lower debt levels.

A low-risk strategy with a focus on downside protection would normally be expected to lag during strong market rallies. While the Fund did lag the benchmark for most of the year, it strongly outperformed during the last three months in the midst of the aforementioned technical rotation in the market. Adjusting for the Fund’s lower volatility, the results were even stronger.

From a more traditional sector perspective, overall sector positioning detracted. The Fund benefited from overweighting health care (which was the strongest performing sector) and underweighting consumer discretionary and financials (which underperformed). Overweighting defensive sectors, such as consumer staples, telecommunications and utilities, detracted from performance.

U.S. Managed Volatility Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
U.S. Managed Volatility Fund, Class A	21.39%	15.65%	19.30%	16.77%
Russell 3000 Index	20.57%	14.80%	18.82%	18.07%

Comparison of Change in the Value of a $100,000 Investment in the US Managed Volatility Fund, Class A, versus the Russell 3000 Index

[1]

For the year ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 12/31/08. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

10	SEI Institutional Investments Trust / Annual Report / May 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

World Equity Ex-US Fund

I. Objective

The objective of the World Equity Ex-US Fund (the “Fund”) is to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2014: Acadian Asset Management LLC; Bailie Gifford Overseas, Ltd.; EARNEST Partners, LLC; JO Hambro Capital Management, Limited.; McKinley Capital Management, LLC; NFJ Investment Group LLC and Thornburg Investment Management Inc.

During the fiscal ended May 31, 2014, Baillie Gifford Overseas Limited was added to the Fund.

III. Market Commentary

For the fiscal year ended May 31, 2014, international markets continued to deliver strong returns, despite continued uncertainties faced by investors. On the positive side, we began to see quarterly expansion in the six largest eurozone economies for the first time in nearly three years toward the end of the reporting period. However, concerns regarding deflation (a general fall in prices) and unemployment have been on the rise. Eurozone inflation has been lingering below 1%, and unemployment, especially among young workers, remains at or near all-time highs. Despite these problems, Europe was the top-performing region for the period.

Japan’s Nikkei Index retreated somewhat in 2014 after finishing 2013 near a six-year high. The Bank of Japan continued to engage in asset purchases and market operations to expand the country’s monetary base in a bid to spur inflation, and consumer prices rose in response. However, it remains to be seen whether these measures will deliver the desired follow-on effect of wage growth. Additionally, the Japanese government is prepared to institute a $50 billion economic stimulus package in the event that the recently increased consumption tax has the undesirable impact of slowing consumption. Despite the strong start that Japanese equities experienced in 2013, their returns since have been ranked among the worst performing developed markets, as investors continue to take a wait-and-see approach to the country’s equity market.

Within emerging markets, the focus has been on issues related to Russia’s annexation of Crimea, although in the wake of a historic natural gas deal with China, some of the pressure on Russian equities has abated. Elsewhere, growth in China has continued to be strong in absolute terms, but disappointing when compared to its recent history. This continues to cast a shadow over emerging markets in general. Government proposals for small-scale economic stimulus have not strengthened investor confidence.

In Brazil, despite hopes that hosting the World Cup and Summer Olympics would spur the economy, attention has instead been focused on combating runaway inflation. Food prices soared, resulting in the longest policy-tightening cycle in the nation’s history. Overall, emerging markets delivered positive returns for the period but lagged well behind developed markets.

For the period under review, Europe was the top-performing region, followed by the U.K. and Pacific ex-Japan. Japan and emerging markets lagged well behind but still managed to generate positive results.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2014, the Fund underperformed the MSCI All Country World Ex-US Net Index (the “Index”), returning 14.31% versus the Index return of 14.54%.

V. Fund Attribution

Fund performance was dictated primarily by stock selection, although portfolio allocation impacted results as well. From a country/regional perspective, the Fund benefited from an overweight to Europe, which was the best performing region for the period. Stock-selection results were also strong in Emerging Asia (mainly Taiwan and Malaysia) and in Canada (consumer discretionary and health care stocks). Offsetting these positive results were weak stock selection in emerging markets in Latin America (mainly Brazil) and Europe, the Middle East and Africa (especially Turkey). Stock selection in Pacific ex-Japan was also challenged, due mainly to a small number of Hong Kong-listed stocks with considerable economic exposure to emerging markets.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	11

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

World Equity Ex-US Fund (Concluded)

Results varied across sectors over the period. The Fund’s overweight to (and managers’ selection in) information technology was beneficial, as that sector delivered strong results overall. Stock selection in health care and consumer discretionary was also positive. The most significant detractor was stock selection in financials, primarily through the Fund’s exposure to emerging markets banks. Stock selection in industrials and utilities also detracted over the reporting period.

World Equity Ex-US Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
World Equity Ex-US Fund, Class A	14.31%	5.42%	(11.21)%	5.64%
MSCI All Country World Ex-US Net Index	14.54%	4.63%	(10.49)%	7.04%

Comparison of Change in the Value of a $100,000 Investment in the World Ex-US Equity Fund, Class A, versus the MSCI All Country World Ex-US Net Index

[1]

For the year ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 3/28/05. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

12	SEI Institutional Investments Trust / Annual Report / May 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Screened World Equity Ex-US Fund

I. Objective

The Screened World Equity Ex-US Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilizes the following sub-advisers as of May 31, 2014: Acadian Asset Management LLC; EARNEST Partners, LLC; McKinley Capital Management, LLC and Thornburg Investment Management Inc. There were no sub-adviser changes during the year.

III. Market Commentary

For the fiscal year ended May 31, 2014, international markets continued to deliver strong returns, despite continued uncertainties faced by investors. On the positive side, we began to see quarterly expansion in the six largest eurozone economies for the first time in nearly three years toward the end of the reporting period. However, concerns regarding deflation (a general fall in prices) and unemployment have been on the rise. Eurozone inflation has been lingering below 1%, and unemployment, especially among young workers, remains at or near all-time highs. Despite these problems, Europe was the top-performing region for the period.

Japan’s Nikkei Index retreated somewhat in 2014 after finishing 2013 near a six-year high. The Bank of Japan continued to engage in asset purchases and market operations to expand the country’s monetary base in a bid to spur inflation, and consumer prices rose in response. However, it remains to be seen whether these measures will deliver the desired follow-on effect of wage growth. Additionally, the Japanese government is prepared to institute a $50 billion economic stimulus package in the event that the recently increased consumption tax has the undesirable impact of slowing consumption. Despite the strong start that Japanese equities experienced in 2013, their returns since have been ranked among the worst performing developed markets, as investors continue to take a wait-and-see approach to the country’s equity market.

Within emerging markets, the focus has been on issues related to Russia’s annexation of Crimea, although in the wake of a historic natural gas deal with China, some of the pressure on Russian equities has abated. Elsewhere, growth in China has continued to be strong in absolute terms, but disappointing when compared to its recent history. This continues to cast a shadow over emerging markets in general. Government proposals for small-scale economic stimulus have not strengthened investor confidence.

In Brazil, despite hopes that hosting the upcoming World Cup and Summer Olympics would spur the economy, attention has instead been focused on combating runaway inflation. Food prices soared, resulting in the longest policy-tightening cycle in the nation’s history. Overall, emerging markets delivered positive returns for the period but lagged well behind developed markets.

For the period under review, Europe was the top-performing region, followed by the U.K. and Pacific ex-Japan. Japan and emerging markets lagged well behind but still managed to generate positive results.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2014, the Fund underperformed the MSCI All Country World Ex-US Net Index (the “Index”), returning 13.87% versus the Index return of 14.54%.

V. Fund Attribution

Fund performance was driven primarily by stock selection, although portfolio allocation impacted results as well. From a country/regional perspective, the Fund benefited from an overweight to Europe, as it was the best performing region for the period. Results from stock selection were strong in the U.K., mainly in health care and consumer staples. Stock selection was also strong in Canadian energy and consumer-discretionary names. Weak stock selection in Europe more than offset the beneficial overweight to the region. Emerging markets in Asia (primarily China) and Europe, the Middle East and Africa (Turkey) also detracted. Stock selection in the Pacific ex-Japan region was also challenged, due mainly to a small number of Hong Kong-listed stocks with considerable economic exposure to emerging markets.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	13

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Screened World Equity Ex-US Fund (Concluded)

Results varied across sectors over the period, with both stock selection and portfolio allocation impacting results. An overweight to information technology was beneficial, as that sector delivered strong results overall (although weak stock selection in the sector offset some of that impact). Stock selection in materials and consumer staples also helped performance. The most significant detractor for the period was stock selection in financials, primarily through the Fund’s exposure to emerging markets banks. Stock selection in industrials and telecommunications also detracted over the reporting period.

Screened World Equity Ex-US Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Screened World Equity Ex-US Fund, Class A	13.87%	4.45%	10.44%	1.09%
MSCI All Country World Ex-US Net Index	14.54%	4.63%	10.49%	3.18%

Comparison of Change in the Value of a $100,000 Investment in the Screened World Ex-US Equity Fund, Class A, versus the MSCI All Country World Ex-US Net Index

[1]

For the year ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 6/30/08. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

14	SEI Institutional Investments Trust / Annual Report / May 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Opportunistic Income Fund

I. Objective

The Opportunistic Income Fund (the “Fund”) seeks to provide capital appreciation and income.

II. Multi-Manager Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisers as of May 31, 2014: Declaration Management & Research, LLC; Brookfield Investment Management Inc.; Wellington Management Company, LLP and Ares Management, LLC. There were no sub-adviser changes during the year.

III. Market Commentary

Early in the reporting period (mid-2013), global geopolitical concerns, along with comments from the Federal Reserve (Fed) about tapering its accommodative policies, led to increased market uncertainty and volatility. The Fed surprised the market in September 2013 by choosing not to taper its asset purchases, stating that financial conditions were not strong enough to justify tapering. Several months later, in mid-December, the Fed announced it would begin reducing its $85 billion monthly bond purchases by $10 billion per month, while restating its commitment to keeping interest rates low. Since that time, the Fed has continued to taper its bond-buying program, citing sufficient strength in the economy. With this as a backdrop, Treasury yields rose across the curve (yields and prices move inversely), with the 5-to-10 year range rising the most. For the one-year period, the 5-, 10- and 30-year yields increased 52, 35 and 5 basis points (one basis point is 0.01%), respectively, and the yield curve flattened as a result. The five-year Treasury Inflation-Protected Securities (TIPS) breakeven inflation rate, which is the difference in yield between nominal Treasuries and TIPS of similar maturities, widened slightly to 2%. As a result, TIPS outperformed their nominal Treasury counterparts.

For the fiscal year ending May 31, 2014, the non-Treasury sectors of the U.S. fixed-income market rallied, as investors seemed to view the Federal Reserve’s policy decisions as a sign of improving economic conditions. Despite record corporate issuance, corporate bond spreads (the difference between corporate bond and Treasury yields) tightened to post-crisis lows, due to low broker-dealer inventories, improving corporate earnings and strong investor demand. Spreads on bank debt also tightened, thanks in part to regulations implemented by the FDIC that were a bit more accommodating than expected, allowing banks to continue improving their capital ratios and asset quality, a trend that should be positive for bondholders. Event risk remained elevated among industrial issuers in our view, as share buybacks and dividend payments (equity-friendly actions financed with debt) continued, and merger-and-acquisition activity picked up. Within non-corporate sub-sectors, sovereigns, foreign agencies and taxable municipals recovered from the selling that took place in mid-2013. Among securitized sectors, commercial mortgage-backed securities (CMBS) benefited from improving fundamentals, as property values increased, and defaults and delinquencies declined. Spreads tightened within agency MBS, as that asset class benefited from continued Fed purchases. Non-agency MBS continued to be supported by attractive risk-adjusted yields relative to other sectors, favorable supply and demand, and improving fundamentals.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2014, the Fund outperformed the BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index (the “Index”), returning 2.59% versus the Index return of 0.22%.

V. Fund Attribution

During the fiscal year, the Fund’s large allocation to non-Treasury sectors helped performance. This was particularly true of the portfolio’s allocations to non-agency MBS, commercial MBS and senior bank loans. The Fund had modest allocations to cash at various times during the reporting period, which detracted slightly from performance.

Opportunistic Income Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Opportunistic Income Fund, Class A	2.59%	3.61%	5.80%	0.00%
BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index	0.22%	0.33%	0.36%	1.61%

SEI Institutional Investments Trust / Annual Report / May 31, 2014	15

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Opportunistic Income Fund (Concluded)

Comparison of Change in the Value of a $100,000 Investment in the Opportunistic Income Fund, Class A, versus the BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index

[1]

For the year ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 12/14/06. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

16	SEI Institutional Investments Trust / Annual Report / May 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Core Fixed Income Fund

I. Objective

The Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with the preservation of capital.

II. Multi-Manager Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisers as of May 31, 2014: Metropolitan West Asset Management LLC, J.P. Morgan Investment Management Inc., Western Asset Management Company Limited, Western Asset Management Company, Wells Capital Management, Inc. and Jennison Associates LLC. There were no sub-adviser changes during the year.

III. Market Commentary

Early in the reporting period (mid-2013), global geopolitical concerns, along with comments from the Federal Reserve (Fed) about tapering its accommodative policies, led to increased market uncertainty and volatility. The Fed surprised the market in September 2013 by choosing not to taper its asset purchases, stating that financial conditions were not strong enough to justify tapering. Several months later, in mid-December, the Fed announced it would begin reducing its $85 billion monthly bond purchases by $10 billion per month, while restating its commitment to keeping interest rates low. Since that time, the Fed has continued to taper its bond-buying program, citing sufficient strength in the economy. With this as a backdrop, Treasury yields rose across the curve (yields and prices move inversely), with the 5-to-10 year range rising the most. For the one-year period, the 5-, 10- and 30-year yields increased 52, 35 and 5 basis points (one basis point is 0.01%), respectively, and the yield curve flattened as a result. The five-year Treasury Inflation-Protected Securities (TIPS) breakeven inflation rate, which is the difference in yield between nominal Treasuries and TIPS of similar maturities, widened slightly to 2%. As a result, TIPS outperformed their nominal Treasury counterparts.

For the 12 months ending May 31, 2014, the non-Treasury sectors of the U.S. fixed-income market rallied, as investors seemed to view the Federal Reserve’s policy decisions as a sign of improving economic conditions. Despite record corporate issuance, corporate bond spreads (the difference between corporate bond and Treasury yields) tightened to post-crisis lows, due to low broker-dealer inventories, improving corporate earnings and strong investor demand. Spreads on bank debt also tightened, thanks in part to regulations implemented by the FDIC that were a bit more accommodating than expected, allowing banks to continue improving their capital ratios and asset quality, a trend that should be positive for bondholders. Event risk remained elevated among industrial issuers in our view, as share buybacks and dividend payments (equity-friendly actions financed with debt) continued, and merger-and-acquisition activity picked up. Within non-corporate sub-sectors, sovereigns, foreign agencies and taxable municipals recovered from the selling that took place in mid-2013. Among securitized sectors, commercial mortgage-backed securities (CMBS) benefited from improving fundamentals, as property values increased, and defaults and delinquencies declined. Spreads tightened within agency MBS, as that asset class benefited from continued Fed purchases. Non-agency MBS continued to be supported by attractive risk-adjusted yields relative to other sectors, favorable supply and demand, and improving fundamentals.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2014, the Fund outperformed the Barclays U.S. Aggregate Bond Index (the “Index”), returning 3.36% versus the Index return of 2.71%.

V. Fund Attribution

The Fund’s overweight position in corporate bonds, non-agency MBS and CMBS were the key drivers of performance. Duration exposure (which was shorter than the benchmark) also had a positive impact on performance, as Treasury yields rose on the intermediate part of the curve. (Bond yields and prices move inversely.)

An overweight to corporate bonds, especially those issued by large financial firms, generated significant outperformance relative to Treasurys. Primary issuance was robust, and new deals were well received thanks to strong investor demand. Bank fundamentals remained solid, as capital and asset quality continued to improve.

Non-agency mortgages continued to perform well, as the sector continued to be supported by the housing recovery and offered relatively attractive risk-adjusted yields compared to other sectors.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	17

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Core Fixed Income Fund (Concluded)

The CMBS sector also generated strong performance over the period. Credit fundamentals continued to improve, while new supply has come at a far slower pace than investors expected; however, senior bonds at the top of the capital structure lagged. The Fund’s overweight to the sector was beneficial.

Agency MBS spreads narrowed considerably during the period. Demand from the Fed continued to surpass origination at current levels of housing activity. Our moderate overweight to this sector helped performance.

Core Fixed Income Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Core Fixed Income Fund, Class A	3.36%	4.80%	7.51%	5.78%	6.44%
Barclays U.S. Aggregate Bond Index	2.71%	3.55%	4.96%	4.99%	5.96%

Comparison of Change in the Value of a $100,000 Investment in the Core Fixed Income Fund, Class A, versus the Barclays Capital Aggregate Bond Index

[1]

For the year ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

18	SEI Institutional Investments Trust / Annual Report / May 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

High Yield Bond Fund

I. Objective

The High Yield Bond Fund (the “Fund”) seeks total return.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisers as of May 31, 2014: Ares Management, LLC; Brigade Capital Management, LLC; Delaware Investments Fund Advisers; Benefit Street Partners, LLC and J.P. Morgan Investment Management, Inc. SIMC also directly manages a portion of the Fund.

During the fiscal year ended May 31, 2014, Guggenheim Partners Investment Management, LLC was terminated from the Fund.

III. Market Commentary

For the fiscal year ended May 31, 2014, the high-yield market, as measured by the BofA Merrill Lynch U.S. High Yield Constrained Index, returned 7.93%. Early in the period, returns were negative, as the Federal Reserve (Fed) announced it was considering tapering its asset purchases earlier than the market expected. This created sufficient uncertainty to cause a selloff in risk-asset markets. Despite that early selloff, high-yield returns were positive in 11 of the 12 months during the Fund’s fiscal year, due primarily to strong fundamentals and investors’ desire for higher yields in a low-yield environment. Economic growth in the U.S. generally exceeded expectations during the reporting period, except for a weather-induced slowdown in the first quarter of 2014.

Against a backdrop of strong fundamentals and renewed demand, credit-quality spreads narrowed 95 basis points (0.95%) during the reporting period to 367 basis points at the end of May. High yield was one of the better performing fixed-income asset classes, as more interest rate-sensitive sectors were negatively impacted by the rise in Treasury yields that resulted from the market’s reaction to the Fed’s plans to taper. The yield on the high-yield market rose from a record low of 4.99%, established in May 2013, to 5.70%, before declining to 5.06% at the end of the Fund’s fiscal year. According to Moody’s, default rates declined to 1.74% from 2.43%, despite one of the largest defaults on record by a utility issuer. Bond issuance during the period was near record pace at $352 billion; over half of the proceeds were used for refinancing, which helped keep net new issuance in check. With investor demand for risk assets strong during the period, lower quality outperformed higher quality bonds. CCC rated securities returned 9.54%, B rated securities returned 7.59%, and BB rated securities returned 7.39%.

Returns were positive and broad based for the high-yield market, with all sectors in the Index generating positive returns. Improving operations combined with stronger balance sheets enabled the banking sector to produce the highest return at 13.10%. The worst performing sector was consumer cyclicals, which returned 5.77%.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2014, the Fund slightly underperformed the BofA Merrill Lynch U.S. High Yield Constrained Index (the “Index”), returning 7.75% versus the Index return of 7.93%.

V. Fund Attribution

Selection within the energy sector enhanced returns, as several companies benefitted from both refinancing and acquisition activity. Selection in financial services added to performance, especially among leasing companies, where several issuers improved their balance sheets through refinancing. An underweight to BB rated bonds and an overweight CCC rated bonds was positive, as the former underperformed while the latter outperformed. The Fund’s allocation to collateralized loan obligations detracted from performance, as these securities lagged high-yield bonds. Also subtracting from returns was selection within the technology sector, especially in software services firms, where some companies struggled with cutbacks in capital expenditures.

High Yield Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
High Yield Bond Fund, Class A	7.75%	9.35%	16.46%	9.22%
BofA Merrill Lynch U.S. High Yield Constrained Index	7.93%	8.58%	14.43%	9.07%

SEI Institutional Investments Trust / Annual Report / May 31, 2014	19

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

High Yield Bond Fund (Concluded)

Comparison of Change in the Value of a $100,000 Investment in the High Yield Bond Fund, Class A, versus the BofA Merrill Lynch U.S. High Yield Constrained Index

[1]

For the year ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 12/5/05. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

20	SEI Institutional Investments Trust / Annual Report / May 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Long Duration Fund

I. Objective

The Long Duration Fund (the “Fund”) seeks to provide return characteristics similar to those of high quality corporate bonds with duration range of between nine and fourteen years.

II. Multi-Manager Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisers as of May 31, 2014: Metropolitan West Asset Management LLC; Jennison Associates LLC; Income Research & Management and Legal & General Investment Management America, Inc. There were no sub-adviser changes during the year.

III. Market Commentary

Early in the reporting period, global geopolitical concerns, along with comments from the Federal Reserve (Fed) about tapering its accommodative policies, led to increased market uncertainty and volatility. The Fed surprised the market in September 2013 by choosing not to taper its asset purchases, stating that financial conditions were not strong enough to justify tapering. Several months later, in mid-December, the Fed announced it would begin reducing its $85 billion monthly bond purchases by $10 billion per month, while restating its commitment to keeping interest rates low. Since that time, the Fed has continued to taper its bond-buying program, citing sufficient strength in the economy. With this as a backdrop, Treasury yields rose across the curve (yields and prices move inversely), with the 5-to-10 year range rising the most. For the one-year period, the 5-, 10- and 30-year yields increased 52, 35 and 5 basis points (one basis point is 0.01%), respectively, and the yield curve flattened as a result. The five-year Treasury Inflation-Protected Securities (TIPS) breakeven inflation rate, which is the difference in yield between nominal Treasuries and TIPS of similar maturities, widened slightly to 2%. As a result, TIPS outperformed their nominal Treasury counterparts.

For the fiscal year ending May 31, 2014, the non-Treasury sectors of the U.S. fixed-income market rallied, as investors seemed to view the Federal Reserve’s policy decisions as a sign of improving economic conditions. Despite record corporate issuance, corporate bond spreads (the difference between corporate bond and Treasury yields)

tightened to post-crisis lows, due to low broker-dealer inventories, improving corporate earnings and strong investor demand. Spreads on bank debt also tightened, thanks in part to regulations implemented by the FDIC that were a bit more accommodating than expected, allowing banks to continue improving their capital ratios and asset quality, a trend that should be positive for bondholders. Event risk remained elevated among industrial issuers in our view, as share buybacks and dividend payments (equity-friendly actions financed with debt) continued, and merger-and-acquisition activity picked up. Within non-corporate sub-sectors, sovereigns, foreign agencies and taxable municipals recovered from the selling that took place in mid-2013. Among securitized sectors, commercial mortgage-backed securities (CMBS) benefited from improving fundamentals, as property values increased, and defaults and delinquencies declined. Spreads tightened within agency MBS, as that asset class benefited from continued Fed purchases. Non-agency MBS continued to be supported by attractive risk-adjusted yields relative to other sectors, favorable supply and demand, and improving fundamentals.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2014, the Fund outperformed the Barclays Long U.S. Government/Credit Index (the “Index”), returning 6.41% versus the Index return of 5.67%.

V. Fund Attribution

Duration exposure, which was shorter than the benchmark, had a positive impact on performance, as Treasury yields rose during the period. (Bond prices and yields move inversely.) The Fund’s curve-flattening position also added to relative returns. Treasury futures were utilized to help manage the Fund’s duration and yield-curve exposures. The Fund was underweight Treasuries, which helped relative performance, as interest rates rose.

The Fund’s outperformance was aided by its overweight exposures to the corporate bond sector (banking, brokerage firms and real estate investment trusts in particular). Spreads between the yields on bank-issued and Treasury debt tightened, thanks to improving capital ratios and asset quality at many banks. The Fund also benefited from a slight overweight and security selection in taxable municipal bonds, as that sector benefited from a flight to quality and away from increasing risks in emerging markets and industrials.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	21

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Long Duration Fund (Concluded)

Long Duration Fund:

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Long Duration Fund, Class A	6.41%	9.28%	11.29%	6.21%	5.95%
Barclays Long U.S. Government/Credit Index	5.67%	8.85%	10.17%	7.68%	7.45%

Comparison of Change in the Value of a $100,000 Investment in the Long Duration Fund, Class A, versus the Barclays Long U.S. Government/Credit Index, the 60/40 Hybrid of the Barclays Long U.S. Credit & Barclays Long U.S. Government Index

[1]

For the year ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 4/21/04. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

[2]

This table compares the Fund’s average annual total returns to those of a broad-based index and the Fund’s 60/40 Blended Benchmark, which consists of the Barclays U.S. Long Credit Index and the Barclays U.S. Long Government Index. The Fund’s Blended Benchmark is designed to provide a useful comparison to the Fund’s overall performance and more accurately reflects the Fund’s investment strategy than the broad-based index.

22	SEI Institutional Investments Trust / Annual Report / May 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Long Duration Corporate Bond Fund

I. Objective

The Long Duration Corporate Bond Fund (the “Fund”) seeks to provide return characteristics similar to those of high-quality corporate bonds.

II. Multi-Manager Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisers as of May 31, 2014: Jennison Associates LLC; Income Research & Management; Legal & General Investment Management America, Inc.; Metropolitan West Asset Management LLC and Logan Circle Partners, L.P.

During the fiscal year ended May 31, 2014, Logan Circle Partners, L.P. was added to the Fund.

III. Market Commentary

Early in the reporting period (mid-2013), global geopolitical concerns, along with comments from the Federal Reserve (Fed) about tapering its accommodative policies, led to increased market uncertainty and volatility. The Fed surprised the market in September 2013 by choosing not to taper its asset purchases, stating that financial conditions were not strong enough to justify tapering. Several months later, in mid-December, the Fed announced it would begin reducing its $85 billion monthly bond purchases by $10 billion per month, while restating its commitment to keeping interest rates low. Since that time, the Fed has continued to taper its bond-buying program, citing sufficient strength in the economy. With this as a backdrop, Treasury yields rose across the curve (yields and prices move inversely), with the 5-to-10 year range rising the most. For the one-year period, the 5-, 10- and 30-year yields increased 52, 35 and 5 basis points (one basis point is 0.01%), respectively, and the yield curve flattened as a result. The five-year Treasury Inflation-Protected Securities (TIPS) breakeven inflation rate, which is the difference in yield between nominal Treasuries and TIPS of similar maturities, widened slightly to 2%. As a result, TIPS outperformed their nominal Treasury counterparts.

For the fiscal year ending May 31, 2014, the non-Treasury sectors of the U.S. fixed-income market rallied, as investors seemed to view the

Federal Reserve’s policy decisions as a sign of improving economic conditions. Despite record corporate issuance, corporate bond spreads (the difference between corporate bond and Treasury yields) tightened to post-crisis lows, due to low broker-dealer inventories, improving corporate earnings and strong investor demand. Spreads on bank debt also tightened, thanks in part to regulations implemented by the FDIC that were a bit more accommodating than expected, allowing banks to continue improving their capital ratios and asset quality, a trend that should be positive for bondholders. Event risk remained elevated among industrial issuers in our view, as share buybacks and dividend payments (equity-friendly actions financed with debt) continued, and merger-and-acquisition activity picked up. Within non-corporate sub-sectors, sovereigns, foreign agencies and taxable municipals recovered from the selling that took place in mid-2013. Among securitized sectors, commercial mortgage-backed securities (CMBS) benefited from improving fundamentals, as property values increased, and defaults and delinquencies declined. Spreads tightened within agency MBS, as that asset class benefited from continued Fed purchases. Non-agency MBS continued to be supported by attractive risk-adjusted yields relative to other sectors, favorable supply and demand, and improving fundamentals.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2014, the Fund outperformed the Barclays Long U.S. Corporate Index (the “Index”), returning 8.10% versus the Index return of 7.74%.

V. Fund Attribution

Duration exposure, which was shorter than the benchmark, had a positive impact on performance, as Treasury yields rose during the period. (Bond prices and yields move inversely.) The Fund’s curve-flattening position also added to relative returns. Treasury futures were utilized to help manage the Fund’s duration and yield-curve exposures.

The Fund’s outperformance was aided by its overweight exposures to the corporate bond sector (banking, brokerage firms and real estate investment trusts in particular). Spreads between the yield of bank-issued and Treasury debt tightened, thanks to improving capital ratios and asset quality at many banks. The Fund also benefited from an

SEI Institutional Investments Trust / Annual Report / May 31, 2014	23

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Long Duration Corporate Bond Fund (Concluded)

allocation to and security selection in taxable municipal bonds, as that sector benefited from a flight to quality and away from increasing risks in emerging markets and industrials.

The Fund’s underweight to outperforming industrials — a position driven by concerns about increased event risk in the sector — hurt performance.

Long Duration Corporate Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
Long Duration Corporate Bond Fund, Class A	8.10%	6.16%
Barclays Long U.S. Corporate Bond Index	7.74%	5.88%

[1]

For the year ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 6/29/12. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

24	SEI Institutional Investments Trust / Annual Report / May 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Ultra Short Duration Bond Fund

I. Objective

The Ultra Short Duration Bond Fund (the “Fund”) seeks to provide higher current income than what is typically offered by a money-market fund, while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.

II. Multi-Manager Approach

The Fund is managed by sub-advisers under the supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisers as of May 31, 2014: Wellington Management Company, LLP and Logan Circle Partners, L.P. There were no sub-adviser changes made during the year.

III. Market Review

Early in the reporting period (mid-2013), global geopolitical concerns, along with comments from the Federal Reserve (Fed) about tapering its accommodative policies, led to increased market uncertainty and volatility. The Fed surprised the market in September 2013 by choosing not to taper its asset purchases, stating that financial conditions were not strong enough to justify tapering. Several months later, in mid-December, the Fed announced it would begin reducing its $85 billion monthly bond purchases by $10 billion per month, while restating its commitment to keeping interest rates low. Since that time, the Fed has continued to taper its bond-buying program, citing sufficient strength in the economy. With this as a backdrop, Treasury yields rose across the curve (yields and prices move inversely), with the 5-to-10 year range rising the most. For the one-year period, the 5-, 10- and 30-year yields increased 52, 35 and 5 basis points (one basis point is 0.01%), respectively, and the yield curve flattened as a result. The five-year Treasury Inflation-Protected Securities (TIPS) breakeven inflation rate, which is the difference in yield between nominal Treasuries and TIPS of similar maturities, widened slightly to 2%. As a result, TIPS outperformed their nominal Treasury counterparts.

For the fiscal year ending May 31, 2014, the non-Treasury sectors of the U.S. fixed-income market rallied, as investors seemed to view the Federal Reserve’s policy decisions as a sign of improving economic conditions. Despite record corporate issuance, corporate bond spreads

(the difference between corporate bond and Treasury yields) tightened to post-crisis lows, due to low broker-dealer inventories, improving corporate earnings and strong investor demand. Spreads on bank debt also tightened, thanks in part to regulations implemented by the FDIC that were a bit more accommodating than expected, allowing banks to continue improving their capital ratios and asset quality, a trend that should be positive for bondholders. Event risk remained elevated among industrial issuers in our view, as share buybacks and dividend payments (equity-friendly actions financed with debt) continued, and merger-and-acquisition activity picked up. Within non-corporate sub-sectors, sovereigns, foreign agencies and taxable municipals recovered from the selling that took place in mid-2013. Among securitized sectors, commercial mortgage-backed securities (CMBS) benefited from improving fundamentals, as property values increased, and defaults and delinquencies declined. Spreads tightened within agency MBS, as that asset class benefited from continued Fed purchases. Non-agency MBS continued to be supported by attractive risk-adjusted yields relative to other sectors, favorable supply and demand, and improving fundamentals.

IV. Return vs. Benchmark

For the fiscal year ending May 31, 2014, the Fund outperformed the Barclays Short U.S. Treasury 9-12 Month Index (the “Index”), returning 1.13% versus the Index return of 0.27%.

V. Fund Attribution

During the year, the Fund outperformed its benchmark, driven by large allocations to non-Treasury sectors, particularly non-agency mortgage-backed securities, asset-backed securities and corporate securities.

Ultra Short Duration Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Ultra Short Duration Bond Fund, Class A	1.13%	1.37%	1.37%
Barclays Short U.S. Treasury 9-12 Month Index	0.27%	0.28%	0.31%

SEI Institutional Investments Trust / Annual Report / May 31, 2014	25

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Ultra Short Duration Bond Fund (Concluded)

Comparison of Change in the Value of a $100,000 Investment in the Ultra Short Duration Bond Fund, Class A, versus the Barclays Short U.S. Treasury 9-12 Month Index

[1]

For the year ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 2/28/11. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

26	SEI Institutional Investments Trust / Annual Report / May 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Emerging Markets Debt Fund

I. Objective

The Emerging Markets Debt Fund (the “Fund”) seeks to maximize total return.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. (SIMC). The Fund utilized the following sub-advisers as of May 31, 2014: Investec Asset Management, Ltd.; Neuberger Berman Fixed Income, LLC and Stone Harbor Investment Partners, L.P.

During the fiscal year ending May 31, 2014, Investec Asset Management, Ltd. and Neuberger Berman Fixed Income, LLC were added and Ashmore Investment Management, Ltd. was terminated from the Fund.

III. Market Commentary

For the fiscal year ending May 31, 2014, emerging markets debt (EMD) posted a 2.18% return in what was an extremely volatile period for the asset class. EMD suffered during the early stages of the reporting period, following news that the U.S. Federal Reserve stood ready to taper its monetary easing measures. Yields widened significantly, and investor outflows from the asset class contributed to falling prices. The resulting risk/reward profile of the asset class started to attract yield-hungry investors who began to return to the market in response to more attractive valuations. Slow economic growth and generally negative economic data during the period led to a rally in U.S. Treasuries, which also boosted performance in external debt.

External debt outperformed local-currency debt over the reporting period, returning 5.77% and -1.37%, respectively. Both sectors struggled during the “taper tantrum” in mid-2013, but local-currency debt suffered more, as the sector typically underperforms the broader market in periods where investors flee to quality and relative safety. Retail investors withdrew close to $65 billion from the asset class in the first eight months of the reporting period. Fortunately, institutional investors remained firm in their commitment to the asset class and continued to allocate to it; issuance returned to the market in 2014, and yields remained elevated. Fundamentals are still generally strong, and the asset class began to rally after gaining credence from investors once again, as retail money started to return in the latter stages of the reporting period.

Local-currency debt assets were hit hard in 2013, particularly the higher-beta countries such as Brazil, South Africa and Turkey. These currencies significantly depreciated against the U.S. dollar as concerns grew that higher interest rates would cause capital flight from emerging economies.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2014, the Fund underperformed the blended 50% J.P. Morgan EMBI Global Diversified Index (U.S. dollar), 50% J.P. Morgan GBI-EM Global Diversified Index (local currencies), returning 0.44% versus the blended index return of 2.18%.

V. Fund Attribution

An overweight to local-currency debt in Brazil, underweights to Argentina, Hungary and Lebanon, and security selection in Colombia detracted from relative returns, as did an overweight to cash. An overweight to local-currency debt versus external debt detracted, as local currency underperformed. An overweight to the Brazilian real was negatively impacted by the U.S. Fed’s announcement of tapering, protests against the government’s spending habits, and difficult policy decisions made by the administration to get the country’s economic growth back on track. Overweights to Venezuela and the United Arab Emirates added to relative returns, as did security selection in Indonesia, Turkey, Russia and Peru. An overweight to corporate debt was beneficial, as that sector avoided the steep selloff in 2013 and outperformed the broader EMD universe.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	27

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Emerging Markets Debt Fund (Concluded)

Emerging Markets Debt Fund:

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Emerging Markets Debt Fund, Class A	0.44%	5.17%	11.10%	8.50%
J.P. Morgan EMBI Global Diversified Index (broad based)	5.77%	7.60%	10.56%	8.28%
J.P. Morgan GBI-EM Global Diversified Index	(1.37)%	0.97%	7.47%	8.55%
50/50 Hybrid consisting of the J.P. Morgan EMBI Global Diversified Index and the J.P. Morgan GBI-EM Global Diversified Index	2.18%	4.31%	9.08%	13.76%

Comparison of Change in the Value of a $100,000 Investment in the Emerging Market Debt Fund, Class A, versus a 50/50 Hybrid of the Following Indexes: the J.P. Morgan EMBI Global Diversified Index, and the J.P. Morgan GBI-EM Global Diversified Index

[1]

For the year ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 12/5/05. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

[2]

This table compares the Fund’s average annual total returns to those of a broad-based index and the Fund’s 50/50 Blended Benchmark, which consists of the J.P. Morgan EMBI Global Diversified Index and the J.P. Morgan GBI-EM Diversified Index. The Fund’s Blended Benchmark is designed to provide a useful comparison to the Fund’s overall performance and more accurately reflects the Fund’s investment strategy than the broad-based index.

28	SEI Institutional Investments Trust / Annual Report / May 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Real Return Fund

I. Objective

The Real Return Fund (the “Fund”) seeks to provide a total return exceeding the rate of inflation.

II. Multi-Manager Approach

The Fund is directly managed by SEI Investments Management Corporation (SIMC). There were no manager changes made during the fiscal year ended May 31, 2014.

III. Market Commentary

Early in the reporting period (mid-2013), global geopolitical concerns, along with comments from the Federal Reserve (Fed) about tapering its accommodative policies, led to increased market uncertainty and volatility. The Fed surprised the market in September 2013 by choosing not to taper its asset purchases, stating that financial conditions were not strong enough to justify tapering. Several months later, in mid-December, the Fed announced it would begin reducing its $85 billion monthly bond purchases by $10 billion per month, while restating its commitment to keeping interest rates low. Since that time, the Fed has continued to taper its bond-buying program, citing sufficient strength in the economy. With this as a backdrop, Treasury yields rose across the curve (yields and prices move inversely), with the 5-to-10 year range rising the most. For the one-year period, the 5-, 10- and 30-year yields increased 52, 35 and 5 basis points (one basis point is 0.01%), respectively, and the yield curve flattened as a result. The five-year Treasury Inflation-Protected Securities (TIPS) breakeven inflation rate, which is the difference in yield between nominal Treasuries and TIPS of similar maturities, widened slightly to 2%. As a result, TIPS outperformed their nominal Treasury counterparts.

For the fiscal year ending May 31, 2014, the non-Treasury sectors of the U.S. fixed-income market rallied, as investors seemed to view the Federal Reserve’s policy decisions as a sign of improving economic conditions. Despite record corporate issuance, corporate bond spreads (the difference between corporate bond and Treasury yields) tightened to post-crisis lows, due to low broker-dealer inventories, improving corporate earnings and strong investor demand. Spreads on bank debt also tightened, thanks in part to regulations implemented by the FDIC that were a bit more accommodating than expected, allowing banks to continue improving their capital ratios and asset quality, a trend that should be positive for bondholders. Event risk remained elevated among industrial issuers in our view, as share buybacks and dividend payments (equity-friendly actions financed with debt) continued, and merger-and-acquisition activity picked up. Within non-corporate sub-sectors, sovereigns, foreign agencies and taxable municipals recovered from the selling that took place in mid-2013. Among securitized sectors, commercial mortgage-backed securities (CMBS) benefited from improving fundamentals, as property values increased, and defaults and delinquencies declined. Spreads tightened within agency MBS, as that asset class benefited from continued Fed purchases. Non-agency MBS continued to be supported by attractive risk-adjusted yields relative to other sectors, favorable supply and demand, and improving fundamentals.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2014, the Fund returned 0.96%, compared to 1.03% for the Barclays 1-5 Year U.S. TIPS Index.

V. Fund Attribution

The Fund performed in line with the benchmark, as the Fund manager aims to produce performance similar to that of the Barclays 1-5 Year U.S. TIPS Index.

Real Return Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Real Return Fund, Class A	0.96%	0.98%	3.03%	4.03%
Barclays 1-5 Year U.S. TIPS Index	1.03%	1.04%	3.06%	3.86%

SEI Institutional Investments Trust / Annual Report / May 31, 2014	29

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Real Return Fund (Concluded)

Comparison of Change in the Value of a $100,000 Investment in the Real Return Fund, Class A, versus the Barclays 1-5 Year U.S. TIPS Index

[1]

For the year ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 12/14/06. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

30	SEI Institutional Investments Trust / Annual Report / May 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Dynamic Asset Allocation Fund

I. Objective

The Dynamic Asset Allocation Fund (the “Fund”) seeks long-term total return.

II. Multi-Manager Approach Statement

The Fund may use a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC), allocating its assets among one or more sub-advisers that will implement different investment strategies. The Fund utilized the following sub-adviser as of May 31, 2014: SSgA Funds Management, Inc. There were no sub-adviser changes made during the year.

III. Market Commentary

For the fiscal year ending May 31, 2014, the S&P 500 gained 20.45%, finishing near all-time highs. Even though most of the last year was characterized by extraordinarily low levels of volatility, there were brief periods of uncertainty. For example, in June 2013, both U.S. equities and U.S. fixed-income markets sold off in response to signals from the Federal Reserve (Fed) Board of Governors that the Fed’s pace of quantitative easing might be slowed prior to the end of the calendar year.

The first quarter of 2014 brought disruptive winter weather to much of the United States, which depressed economic activity and raised questions about the trend in corporate profits. The invasion of the Crimean peninsula by Russian troops also added to volatility across the global equity markets. Meanwhile, longer-term worries continued to surround the political, economic and financial health of several emerging countries. Despite historically cheap relative valuations, emerging-country stock markets continued to lag their developed-country counterparts over the year.

After a volatile start to the reporting period, fixed-income markets performed modestly well through May 31, with the Barclays U.S. Aggregate Bond Index returning 2.71%. Now that Fed tapering is a reality, investors appear to be shaking off the concerns expressed last summer. In Europe, bond yields slid dramatically (bond prices and yields move inversely), led by the most problematic debtors. Improved fiscal positions, the elimination of the threat of a breakup of the eurozone currency area, and steadily falling inflation rates were behind the surprisingly strong European bond-market performance.

Overall, we expect more volatile assets (equities, high-yield debt and emerging-market debt) to outperform less volatile ones in the year ahead. To be sure, geopolitical concerns, China’s economic slowdown and the fragility of Europe’s and Japan’s recoveries are possible catalysts that could drive a correction in riskier asset classes. But we expect global inflation to remain low and monetary policy to stay rather dovish in the major developed countries. As a result, we continue to view market corrections as buy-on-the-dip opportunities.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2014, the Fund underperformed the S&P 500 Index (the “Index”), returning 15.49% versus the Index return of 20.45%.

V. Fund Attribution

Over the fiscal year ended May 31, 2014 the Fund maintained a short-euro, long-U.S. dollar theme. This was a significant detractor from performance but did serve to dampen overall volatility of the Fund. From the beginning of the reporting period until February 2014, the Fund held a short-Japanese yen, long-U.S. dollar position using foreign-exchange forward contracts. (A currency forward is a contract in the foreign-exchange market that locks in the exchange rate of a currency on a future date; a short position is an obligation to purchase the currency on that future date.) The position was a moderate contributor to overall Fund performance. In June 2013, the Fund entered into an option position on the S&P 500 Index designed to produce marginal cash flow while also protecting against a decline in the equity market. Options are contracts that give the holder (buyer) the right, but not the obligation, to buy (in the case of a call option) or sell (put option) an underlying security at a specified price by a particular date. From July 2013 until January 2014, the Fund owned put options on an exchange-traded fund designed to move in the opposite direction of long-dated Treasuries, with roughly twice the magnitude. This exposure was viewed as protection against a low-probability but significant decline in markets and would have benefited from a rally in long-dated Treasuries, but expired worthless, which detracted marginally from performance. In September 2013, the Fund entered into a long-emerging-market equity, short-U.S. equity relative-value trade, which was closed in March of 2014. The

SEI Institutional Investments Trust / Annual Report / May 31, 2014	31

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Dynamic Asset Allocation Fund (Concluded)

trade contributed negatively to performance. In April 2014, the Fund purchased call options on the Chicago Board Options Exchange Volatility Index (VIX) as protection against a sudden increase in market volatility. As of May 31, 2014 this position had detracted nominally from performance.

Dynamic Asset Allocation Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Dynamic Asset Allocation Fund, Class A	15.49%	14.03%	14.83%
S&P 500 Index	20.45%	15.15%	18.14%

Comparison of Change in the Value of a $100,000 Investment in the Dynamic Asset Allocation Fund, Class A, versus the S&P 500 Index

[1]

For the year ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 7/30/10. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

32	SEI Institutional Investments Trust / Annual Report / May 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2014 (Unaudited)

Multi-Asset Real Return Fund

I. Objective

The Multi-Asset Real Return Fund (the “Fund”) seeks total return exceeding the rate of inflation.

II. Multi-Manager Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisers as of May 31, 2014: AllianceBernstein, L.P. and QS Investors, LLC.

During the fiscal year ended May 31, 2014, QS Investors, LLC was added to the Fund.

III. Market Commentary

For the fiscal year ending May 31, 2014, global equity markets turned in a strong performance, especially in the developed markets. Both U.S. and non-U.S. equity markets performed well during the period. Emerging market equities, however, produced only meager returns. Record levels of monetary stimulus fueled developed-market performance, while slowing growth rates in major emerging-market economies held back performance in those regions for the most part. Fixed-income markets performed modestly, with most major sectors generating low to mid-single digit returns for the year.

The past 12 months were challenging for certain inflation-related asset classes. The Barclays 1-5 Year U.S. TIPS Index returned 1.03% over the period; this lackluster performance was due in large part to a spike in real (inflation adjusted) interest rates in mid-2013, when the U.S. Federal Reserve announced its intentions to taper monetary stimulus. Commodities markets also turned in low-single digit returns over the period. In 2013, commodities were in negative territory due to concerns over slowing growth in China, slow growth in Europe and supply abundance in certain markets. Commodities rebounded in the first quarter of 2014 as some of these issues dissipated.

Natural-resource equities and real estate investment trusts (REITs) performed well but did not keep pace with the broad equity markets. In natural-resource equities, energy-related companies performed well, as oil and natural gas prices supported higher valuations. Materials companies did not keep pace with their energy counterparts, as overcapacity continued to weigh on miners. REITs suffered, as interest rates spiked in the middle of 2013.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2014, the Fund outperformed the Barclays 1-5 Year U.S. TIPS Index (the “Index”), returning 1.20% versus the Index return of 1.03%.

V. Fund Attribution

The primary contributors to outperformance in the period were the Fund’s exposures to natural-resource equities and REITs, which were supported by the overall strength of equity markets. The allocation to commodities also contributed to outperformance, as that asset class modestly outperformed U.S. TIPS.

An equity-market hedge was implemented through the use of S&P 500 Index total return swaps. These positions detracted from total return over the measurement period.

Multi-Asset Real Return Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
Multi-Asset Real Return Fund, Class A	1.20%	(2.23)%
Barclays 1-5 Year U.S. TIPS Index	1.03%	0.52%

Comparison of Change in the Value of a $100,000 Investment in the Multi-Asset Real Return Fund, Class A, versus the Barclays 1-5 Year U.S. TIPS Index

[1]

For the period ended May 31, 2014. Past performance is not an indication of future performance. Class A shares were offered beginning 7/29/11. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	33

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Fund

May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 97.4%

Consumer Discretionary — 12.3%
CBS, Cl B	0.6%	233,170	$13,899
Harley-Davidson	0.6	184,235	13,125
Liberty Interactive, Cl A*	0.7	576,375	16,790
priceline.com*	0.8	14,475	18,508
Starbucks	0.6	185,184	13,563
Time Warner Cable, Cl A	0.6	95,040	13,416
Twenty-First Century Fox	0.6	381,230	13,137
Other Securities	7.8		179,898

			282,336

Consumer Staples — 8.0%
Anheuser-Busch InBev ADR	0.6	131,044	14,405
Costco Wholesale	0.6	114,879	13,328
Mead Johnson Nutrition, Cl A	0.8	208,509	18,655
Philip Morris International	0.6	157,540	13,948
Tyson Foods, Cl A	0.6	311,650	13,233
Walgreen	0.9	295,291	21,234
Other Securities	3.9		89,945

			184,748

Energy — 10.6%
Chevron	0.9	175,935	21,603
EOG Resources	1.1	247,600	26,196
Exxon Mobil	1.5	336,172	33,795
Marathon Petroleum	0.5	141,090	12,612
Noble Energy	0.6	192,870	13,900
Phillips 66	1.0	263,540	22,346
Other Securities	5.0		114,861

			245,313

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Financials — 16.3%
American International Group	1.2%	495,860	$26,811
Bank of America	0.9	1,340,270	20,292
Citigroup	0.9	449,610	21,388
Crown Castle International‡	0.8	256,800	19,704
JPMorgan Chase	0.6	253,000	14,059
Travelers	0.6	138,100	12,905
Wells Fargo	1.0	474,271	24,083
Other Securities	10.3		236,333

			375,575

Health Care — 13.0%
Alexion Pharmaceuticals*	0.6	82,090	13,653
Allergan	0.9	127,575	21,364
Biogen Idec*	0.9	60,600	19,354
Celgene*	1.2	183,225	28,039
Express Scripts Holding*	0.8	265,528	18,977
Gilead Sciences*	0.6	161,869	13,146
Pfizer	0.7	526,340	15,595
WellPoint	0.6	132,500	14,358
Other Securities	6.7		155,034

			299,520

Industrials — 9.6%
Canadian Pacific Railway	0.9	118,880	19,915
Northrop Grumman	0.6	112,500	13,674
Other Securities	8.1		188,101

			221,690

Information Technology — 21.4%
Adobe Systems*	1.3	472,155	30,473
Apple	1.1	42,729	27,047
Applied Materials	0.7	813,280	16,420
eBay*	0.6	279,025	14,155
Facebook, Cl A*	0.6	208,830	13,219
Google, Cl A*	0.7	27,515	15,729
Google, Cl C*	0.8	31,815	17,848
Mastercard, Cl A	1.8	541,710	41,414
Microsoft	1.5	844,325	34,567
Qualcomm	1.5	416,806	33,532
Visa, Cl A	1.5	162,376	34,883
Other Securities	9.3		214,742

			494,029

Materials — 3.5%
Dow Chemical	0.6	251,450	13,106
LyondellBasell Industries, Cl A	0.7	163,402	16,270

34	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	2.2%		$50,863

			80,239

Telecommunication Services — 0.8%
AT&T	0.7	465,100	16,497
Other Securities	0.1		3,015

			19,512

Utilities — 1.9%
Other Securities	1.9		43,284

Total Common Stock (Cost $1,630,661) ($ Thousands)			2,246,246

AFFILIATED PARTNERSHIP — 3.3%
SEI Liquidity Fund, L.P. 0.070%**† (B)	3.3	76,116,576	76,117

Total Affiliated Partnership (Cost $76,117) ($ Thousands)			76,117

CASH EQUIVALENTS — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	1.2	28,268,384	28,268
Other Securities	0.1		1,766

Total Cash Equivalents (Cost $30,034) ($ Thousands)			30,034

U.S. TREASURY OBLIGATIONS (C) — 0.5%
Other Securities	0.5		10,278

Total U.S. Treasury Obligations (Cost $10,278) ($ Thousands)			10,278

Total Investments — 102.5% (Cost $1,747,090) ($ Thousands)			$2,362,675

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	125	Jun-2014	$86
S&P Mid 400 Index E-MINI	11	Jun-2014	3

			$89

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $2,305,214 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at May 31, 2014 (see Note 12). The total market value of securities on loan at May 31, 2014 was $74,093 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of May 31, 2014 was $76,117 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issuers not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,246,246	$—	$—	$2,246,246
Affiliated Partnership	—	76,117	—	76,117
Cash Equivalents	30,034	—	—	30,034
U.S. Treasury Obligations	—	10,278	—	10,278

Total Investments in Securities	$2,276,280	$86,395	$—	$2,362,675

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$89	$—	$—	$89

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	35

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund

May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Consumer Discretionary — 13.7%
Delphi Automotive	0.9%	17,668	$1,220
DIRECTV*	1.0	16,722	1,379
General Motors	1.1	44,787	1,549
Lear	0.9	13,857	1,220
Liberty Interactive, Cl A*	0.5	27,333	796
priceline.com*	1.1	1,165	1,490
Toyota Motor ADR	1.7	20,539	2,323
Whirlpool	0.6	5,640	809
Other Securities	5.9		8,212

			18,998

Consumer Staples — 6.4%
Walgreen	0.7	14,016	1,008
Wal-Mart Stores	1.0	17,785	1,365
Other Securities	4.7		6,437

			8,810

Energy — 9.9%
Apache	0.7	10,941	1,020
BP PLC ADR	0.9	24,242	1,223
Chevron	1.1	12,346	1,516
EOG Resources	1.4	17,918	1,896
Halliburton	1.2	25,486	1,648
Occidental Petroleum	0.8	11,089	1,105
Other Securities	3.8		5,363

			13,771

Financials — 17.6%
Berkshire Hathaway, Cl B*	1.0	10,486	1,346
Citigroup	1.1	32,006	1,522
Crown Castle International‡	1.3	23,055	1,769
IntercontinentalExchange Group	0.7	4,927	968
JPMorgan Chase	1.3	32,391	1,800
MetLife	1.1	31,675	1,613
Progressive	0.6	33,261	833
Travelers	0.6	9,045	845
Wells Fargo	0.8	21,416	1,087

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	9.1%		$12,648

			24,431

Health Care — 10.5%
Allergan	1.2	9,979	1,671
Celgene*	1.6	14,311	2,190
McKesson	0.6	4,352	825
Merck	0.6	14,585	844
Novo Nordisk ADR	0.6	19,029	804
WellPoint	0.6	7,802	846
Other Securities	5.3		7,410

			14,590

Industrials — 8.4%
Caterpillar	0.7	10,281	1,051
Delta Air Lines	1.5	53,607	2,140
General Electric	0.7	34,250	917
Other Securities	5.5		7,599

			11,707

Information Technology — 21.8%
Adobe Systems*	0.9	20,209	1,304
Apple	2.6	5,754	3,642
Cisco Systems	1.0	54,918	1,352
eBay*	0.9	23,995	1,217
Equinix*	0.8	5,232	1,040
Google, Cl A*	0.6	1,448	828
Google, Cl C*	0.6	1,529	858
Intuit	0.8	13,122	1,040
Mastercard, Cl A	1.2	22,569	1,725
Microsoft	1.6	55,264	2,263
Qualcomm	1.3	23,153	1,863
Visa, Cl A	1.3	8,362	1,797
Western Digital	0.9	13,518	1,188
Other Securities	7.3		10,093

			30,210

Materials — 3.1%
LyondellBasell Industries, Cl A	0.6	8,450	841
Other Securities	2.5		3,443

			4,284

Telecommunication Services — 3.1%
China Mobile ADR	0.9	26,651	1,307
Verizon Communications	1.7	45,718	2,284
Other Securities	0.5		718

			4,309

Utilities — 1.5%
Other Securities	1.5		2,032

Total Common Stock (Cost $113,086) ($ Thousands)			133,142

36	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	3.6%	4,983,678	$4,984

Total Cash Equivalent (Cost $4,984) ($ Thousands)			4,984

U.S. TREASURY OBLIGATION (A) — 0.2%
Other Securities	0.2		349

Total U.S. Treasury Obligation (Cost $349) ($ Thousands)			349

Total Investments — 99.8% (Cost $118,419) ($ Thousands)			$138,475

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	51	Jun-2014	$232

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $138,725 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or a portion thereof, has been pledged as collateral on open future contracts.

ADR	— American Depositary Receipt

Cl	— Class

PLC	— Public Limited Company

S&P	— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issuers not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$133,142	$—	$—	$133,142
Cash Equivalent	4,984	—	—	4,984
U.S. Treasury Obligation	—	349	—	349

Total Investments in Securities	$138,126	$349	$—	$138,475

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$232	$—	$—	$232

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	37

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Disciplined Equity Fund

May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 11.2%
AutoZone*	0.7%	62,233	$33,139
Comcast, Cl A (A)	0.9	790,289	41,253
Comcast, Special Cl A	0.2	137,950	7,151
Macy’s	0.7	509,809	30,532
McDonald’s	0.5	245,602	24,911
Viacom, Cl B	0.7	392,215	33,468
Other Securities	7.5		348,562

			519,016

Consumer Staples — 9.3%
Coca-Cola	0.7	790,553	32,342
CVS Caremark	0.8	432,302	33,858
Kroger	0.6	600,900	28,687
Mondelez International, Cl A	0.5	663,303	24,953
Philip Morris International	0.8	402,491	35,637
Wal-Mart Stores	0.9	567,088	43,535
Other Securities	5.0		229,064

			428,076

Energy — 9.4%
Chevron	2.0	749,850	92,074
ConocoPhillips	0.9	548,554	43,851
Exxon Mobil	1.2	535,806	53,865
National Oilwell Varco	0.6	326,220	26,708
Phillips 66	0.6	338,816	28,728
Schlumberger	0.6	259,933	27,043
Other Securities	3.5		164,061

			436,330

Financials — 14.9%
American Express	0.7	325,846	29,815
Citigroup	1.2	1,206,471	57,392
JPMorgan Chase	1.4	1,144,802	63,617
US Bancorp	0.6	660,188	27,853

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo	0.9%	842,461	$42,780
Other Securities	10.1		466,051

			687,508

Health Care — 14.4%
AbbVie	0.7	608,243	33,046
Actavis*	0.6	132,210	27,968
Allergan	0.5	149,556	25,045
Express Scripts Holding*	1.1	692,873	49,520
Gilead Sciences* (A)	0.9	534,053	43,371
Johnson & Johnson	0.7	303,972	30,841
McKesson	0.6	144,422	27,388
Pfizer	2.0	3,148,136	93,279
UnitedHealth Group	0.7	404,832	32,237
Zoetis, Cl A	0.8	1,190,195	36,539
Other Securities	5.8		266,447

			665,681

Industrials — 11.2%
General Electric	1.1	1,894,993	50,767
Lockheed Martin	0.6	170,375	27,882
Northrop Grumman	0.7	264,030	32,093
Tyco International	0.8	847,090	36,967
United Technologies	0.6	230,668	26,808
Other Securities	7.4		344,685

			519,202

Information Technology — 19.1%
Apple	3.2	230,290	145,774
Facebook, Cl A*	0.7	475,873	30,123
Google, Cl A*	0.9	71,910	41,107
Google, Cl C*	1.0	84,450	47,375
Hewlett-Packard	0.5	760,701	25,483
Intel (A)	0.6	1,029,579	28,128
International Business Machines	1.0	256,552	47,298
Microsoft	1.5	1,649,938	67,548
Qualcomm	1.1	633,790	50,988
Western Digital	0.6	303,092	26,627
Other Securities	8.0		371,042

			881,493

Materials — 3.4%
LyondellBasell Industries, Cl A	0.8	357,583	35,605
Other Securities	2.6		120,476

			156,081

Telecommunication Services — 1.9%
AT&T	0.7	877,062	31,110
Verizon Communications	1.2	1,175,488	58,727

			89,837

38	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 2.0%
Other Securities	2.0%		$91,100

Total Common Stock (Cost $3,756,944) ($ Thousands)			4,474,324

PREFERRED STOCK — 0.1%

Preferred Stock — 0.1%
Other Securities	0.1		3,234

Total Preferred Stock (Cost $2,465) ($ Thousands)			3,234

AFFILIATED PARTNERSHIP — 3.5%
SEI Liquidity Fund, L.P. 0.070%**† (B)	3.5	160,097,885	160,098

Total Affiliated Partnership (Cost $160,098) ($ Thousands)			160,098

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	2.5	115,684,608	115,685

Total Cash Equivalent (Cost $115,685) ($ Thousands)			115,685

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		10,029

Total U.S. Treasury Obligations (Cost $10,028) ($ Thousands)			10,029

Total Investments — 103.1% (Cost $4,045,220) ($ Thousands)			$4,763,370

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	866	Jun-2014	$2,687

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $4,622,216 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at May 31, 2014. The total value of securities on loan at May 31, 2014 was $156,188 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of May 31, 2014 was $160,098 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issuers not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,474,324	$—	$—	$4,474,324
Preferred Stock	3,234	—	—	3,234
Affiliated Partnership	—	160,098	—	160,098
Cash Equivalent	115,685	—	—	115,685
U.S. Treasury Obligations	—	10,029	—	10,029

Total Investments in Securities	$4,593,243	$170,127	$—	$4,763,370

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,687	$—	$—	$2,687

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	39

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Index Fund

May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 12.5%
Amazon.com*	0.6%	34,689	$10,842
Comcast, Cl A (A)	0.7	247,825	12,937
Home Depot	0.5	128,915	10,343
McDonald’s	0.5	94,480	9,583
Walt Disney	0.8	170,172	14,296
Other Securities	9.4		179,840

			237,841

Consumer Staples — 8.7%
Altria Group	0.4	188,840	7,848
Coca-Cola	0.7	361,540	14,790
CVS Caremark	0.5	115,252	9,026
PepsiCo	0.7	146,052	12,901
Philip Morris International	0.7	154,468	13,677
Procter & Gamble	1.1	259,574	20,971
Wal-Mart Stores	0.6	151,979	11,667
Other Securities	4.0		75,322

			166,202

Energy — 9.8%
Chevron	1.2	183,602	22,544
ConocoPhillips	0.5	115,076	9,199
Exxon Mobil	2.2	422,038	42,427
Occidental Petroleum	0.4	75,654	7,542
Schlumberger	0.7	125,563	13,064
Other Securities	4.8		91,226

			186,002

Financials — 16.5%
American Express	0.4	89,134	8,156
Bank of America	0.8	1,019,263	15,432
Berkshire Hathaway, Cl B*	1.2	170,400	21,869
Citigroup	0.7	287,504	13,676
JPMorgan Chase	1.0	357,834	19,885
SEI (B)	0.0	13,142	433

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo	1.2%	457,366	$23,225
Other Securities	11.2		212,572

			315,248

Health Care — 12.7%
AbbVie	0.4	148,876	8,088
Amgen	0.4	70,558	8,184
Bristol-Myers Squibb	0.4	154,359	7,678
Gilead Sciences*	0.6	143,934	11,689
Johnson & Johnson	1.4	266,209	27,010
Merck	0.9	285,643	16,527
Pfizer	1.0	633,022	18,756
UnitedHealth Group	0.4	95,820	7,630
Other Securities	7.2		136,788

			242,350

Industrials — 11.1%
3M	0.5	61,533	8,772
Boeing	0.5	71,491	9,669
General Electric	1.4	980,023	26,255
Union Pacific	0.5	43,916	8,751
United Technologies	0.5	86,590	10,063
Other Securities	7.7		148,451

			211,961

Information Technology — 17.6%
Apple	2.7	81,745	51,745
Cisco Systems	0.7	504,527	12,422
Facebook, Cl A*	0.5	160,600	10,166
Google, Cl A*	0.8	25,529	14,594
Google, Cl C*	0.7	25,529	14,321
Intel (A)	0.7	469,358	12,823
International Business Machines	0.9	92,498	17,053
Mastercard, Cl A	0.4	109,900	8,402
Microsoft	1.7	792,000	32,424
Oracle	0.7	317,420	13,338
Qualcomm	0.7	163,159	13,126
Visa, Cl A	0.6	49,300	10,591
Other Securities	6.5		125,465

			336,470

Materials — 3.7%
Other Securities	3.7		69,894

Telecommunication Services — 2.4%
AT&T	1.0	509,133	18,059
Verizon Communications	1.0	390,676	19,518
Other Securities	0.4		7,451

			45,028

40	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.1%
Other Securities	3.1%		$58,847

Total Common Stock (Cost $1,097,458) ($ Thousands)			1,869,843

AFFILIATED PARTNERSHIP — 5.0%
SEI Liquidity Fund, L.P. 0.070%**† (C)	5.0	94,496,412	94,496

Total Affiliated Partnership (Cost $94,496) ($ Thousands)			94,496

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	1.6	29,960,253	29,960

Total Cash Equivalent (Cost $29,960) ($ Thousands)			29,960

U.S. TREASURY OBLIGATION (D) — 0.1%
Other Securities	0.1		2,150

Total U.S. Treasury Obligation (Cost $2,150) ($ Thousands)			2,150

Total Investments — 104.8% (Cost $1,224,064) ($ Thousands)			$1,996,449

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	337	Jun-2014	$1,466
S&P Mid 400 Index E-MINI	26	Jun-2014	69

			$1,535

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,905,609 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at May 31, 2014. The total value of securities on loan at May 31, 2014 was $92,078 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of May 31, 2014 was $94,496 ($ Thousands).

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issuers not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,869,843	$—	$—	$1,869,843
Affiliated Partnership	—	94,496	—	94,496
Cash Equivalent	29,960	—	—	29,960
U.S. Treasury Obligation	—	2,150	—	2,150

Total Investments in Securities	$1,899,803	$96,646	$—	$1,996,449

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,535	$—	$—	$1,535

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	41

SUMMARY SCHEDULE OF INVESTMENTS

S&P 500 Index Fund

May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.4%

Consumer Discretionary — 11.8%
Amazon.com*	0.6%	17,864	$5,583
Comcast, Cl A	0.8	124,900	6,520
Home Depot	0.7	67,500	5,415
McDonald’s	0.6	47,400	4,808
Walt Disney	0.8	78,100	6,561
Other Securities	8.3		69,267

			98,154

Consumer Staples — 9.6%
Altria Group	0.5	95,500	3,969
Coca-Cola	0.9	181,600	7,429
CVS Caremark	0.5	56,600	4,433
PepsiCo	0.8	73,000	6,448
Philip Morris International	0.8	76,000	6,729
Procter & Gamble	1.3	130,000	10,503
Wal-Mart Stores	0.7	77,500	5,950
Other Securities	4.1		34,645

			80,106

Energy — 10.3%
Chevron	1.3	91,500	11,235
ConocoPhillips	0.6	58,700	4,693
Exxon Mobil	2.5	207,148	20,825
Occidental Petroleum	0.4	38,100	3,798
Schlumberger	0.8	62,600	6,513
Other Securities	4.7		39,220

			86,284

Financials — 15.7%
American Express	0.5	43,800	4,008
American International Group	0.5	70,100	3,790
Bank of America	0.9	506,500	7,668
Berkshire Hathaway, Cl B*	1.3	86,250	11,069
Citigroup	0.8	145,500	6,922

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

JPMorgan Chase	1.2%	181,500	$10,086
Wells Fargo	1.4	229,500	11,654
Other Securities	9.1		76,108

			131,305

Health Care — 13.1%
AbbVie	0.5	76,100	4,135
Amgen	0.5	36,200	4,199
Bristol-Myers Squibb	0.5	78,700	3,915
Gilead Sciences*	0.7	73,700	5,985
Johnson & Johnson	1.6	135,600	13,758
Merck	1.0	140,900	8,152
Pfizer	1.1	305,900	9,064
UnitedHealth Group	0.5	47,400	3,774
Other Securities	6.7		56,216

			109,198

Industrials — 10.5%
3M	0.5	30,200	4,305
Boeing	0.5	32,800	4,436
General Electric	1.5	480,900	12,883
Union Pacific	0.5	21,800	4,344
United Technologies	0.6	40,300	4,684
Other Securities	6.9		57,414

			88,066

Information Technology — 18.5%
Apple	3.3	42,773	27,075
Cisco Systems	0.7	246,800	6,076
Facebook, Cl A*	0.6	81,800	5,178
Google, Cl A*	0.9	13,486	7,709
Google, Cl C*	0.9	13,486	7,565
Intel (A)	0.8	238,300	6,510
International Business Machines	1.0	46,960	8,658
Microsoft	1.8	362,100	14,825
Oracle	0.8	166,000	6,975
Qualcomm	0.8	81,000	6,517
Visa, Cl A	0.6	24,300	5,221
Other Securities	6.3		52,649

			154,958

Materials — 3.5%
Other Securities	3.5		29,102

Telecommunication Services — 2.4%
AT&T	1.0	249,600	8,853
Verizon Communications	1.2	198,500	9,917
Other Securities	0.2		1,582

			20,352

42	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.0%
Other Securities	3.0%		$25,208

Total Common Stock (Cost $785,864) ($ Thousands)			822,733

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P. 0.070%**† (B)	1.6	13,411,796	13,412

Total Affiliated Partnership (Cost $13,412) ($ Thousands)			13,412

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	1.0	8,200,400	8,200

Total Cash Equivalent (Cost $8,200) ($ Thousands)			8,200

U.S. TREASURY OBLIGATION (C) — 0.1%
Other Securities	0.1		1,100

Total U.S. Treasury Obligation (Cost $1,100) ($ Thousands)			1,100

Total Investments — 101.1% (Cost $808,576) ($ Thousands)			$845,445

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	146	Jun-2014	$647

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year

Percentages are based on a Net Assets of $836,591 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at May 31, 2014. The total value of securities on loan at May 31, 2014 was $13,232 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of May 31, 2014 was $13,412 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl	— Class

L.P.	— Limited Partnership

S&P	— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issuers not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$822,733	$—	$—	$822,733
Affiliated Partnership	—	13,412	—	13,412
Cash Equivalent	8,200	—	—	8,200
U.S. Treasury Obligation	—	1,100	—	1,100

Total Investments in Securities	$830,933	$14,512	$—	$845,445

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$647	$—	$—	$647

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	43

SUMMARY SCHEDULE OF INVESTMENTS

Extended Market Index Fund

May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Consumer Discretionary — 15.3%
Advance Auto Parts	0.2%	9,099	$1,130
Charter Communications, Cl A*	0.2	8,265	1,183
DISH Network, Cl A*	0.3	25,919	1,520
Las Vegas Sands	0.7	48,804	3,734
Liberty Global*	0.4	49,481	2,118
Liberty Global, Cl A* (A)	0.4	49,481	2,228
Liberty Interactive, Cl A*	0.5	62,716	1,827
Liberty Media*	0.3	11,835	1,505
MGM Resorts International*	0.2	46,374	1,194
Royal Caribbean Cruises	0.2	20,408	1,128
Signet Jewelers	0.2	10,155	1,077
Sirius XM Holdings* (A)	0.3	383,979	1,259
Tesla Motors* (A)	0.4	10,579	2,198
Thomson Reuters (A)	0.3	46,385	1,609
TRW Automotive Holdings* (A)	0.2	13,493	1,145
Other Securities	10.5		53,574

			78,429

Consumer Staples — 3.1%
Bunge	0.3	18,343	1,425
Church & Dwight	0.2	17,299	1,198
Other Securities	2.6		13,094

			15,717

Energy — 6.7%
Cheniere Energy*	0.4	29,965	2,041
Cimarex Energy	0.3	10,761	1,390
Concho Resources*	0.3	13,042	1,719
HollyFrontier	0.2	25,354	1,249
Seadrill (A)	0.3	43,900	1,668
Whiting Petroleum*	0.2	14,758	1,060
Other Securities	5.0		25,519

			34,646

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Financials — 22.3%
Affiliated Managers Group*	0.2%	6,611	$1,247
Annaly Capital Management‡	0.3	118,014	1,391
CIT Group	0.2	25,137	1,118
Fidelity National Financial, Cl A	0.2	34,358	1,145
Markel*	0.2	1,713	1,097
Realty Income‡ (A)	0.2	28,036	1,214
SEI (B)	0.1	18,319	603
SL Green Realty‡	0.3	11,440	1,253
Other Securities	20.6		105,530

			114,598

Health Care — 11.0%
Catamaran*	0.2	25,707	1,125
Endo International*	0.2	16,711	1,180
HCA Holdings*	0.3	33,180	1,758
Henry Schein*	0.3	10,843	1,297
Illumina* (A)	0.5	15,379	2,434
Other Securities	9.5		48,902

			56,696

Industrials — 15.0%
BE Aerospace*	0.2	12,330	1,193
Hertz Global Holdings*	0.3	43,214	1,276
TransDigm Group	0.2	6,505	1,228
United Continental Holdings*	0.4	44,052	1,955
United Rentals* (A)	0.2	11,847	1,197
Verisk Analytics, Cl A*	0.2	18,872	1,117
Other Securities	13.5		69,117

			77,083

Information Technology — 14.6%
Equinix* (A)	0.2	6,198	1,232
FleetCor Technologies*	0.2	8,473	1,071
LinkedIn, Cl A*	0.4	12,206	1,954
Maxim Integrated Products	0.3	36,404	1,247
Trimble Navigation*	0.2	31,920	1,151
Other Securities	13.3		68,046

			74,701

Materials — 5.5%
Celanese, Cl A	0.2	19,992	1,253
Other Securities	5.3		26,927

			28,180

Telecommunication Services — 1.3%
SBA Communications, Cl A*	0.3	15,819	1,606
Other Securities	1.0		5,210

			6,816

44	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.4%
American Water Works	0.2%	22,318	$1,085
Calpine*	0.2	46,372	1,081
Other Securities	3.0		15,159

			17,325

Total Common Stock (Cost $457,215) ($ Thousands)			504,191

RIGHTS — 0.0%

United States — 0.0%
Other Securities	0.0		1

Total Rights (Cost $6) ($ Thousands)			1

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 10.4%
SEI Liquidity Fund, L.P. 0.070%**† (C)	10.4	53,160,091	53,160

Total Affiliated Partnership (Cost $53,160) ($ Thousands)			53,160

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	1.7	8,826,775	8,827

Total Cash Equivalent (Cost $8,827) ($ Thousands)			8,827

U.S. TREASURY OBLIGATIONS (D) — 0.1%
Other Securities	0.1		630

Total U.S. Treasury Obligations (Cost $630) ($ Thousands)			630

Total Investments — 110.4% (Cost $519,838) ($ Thousands)			$566,809

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	27	Jun-2014	$(113)
S&P Mid 400 Index E-MINI	46	Jun-2014	70

			$(43)

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $513,283 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at May 31, 2014. The total value of securities on loan at May 31, 2014 was $51,217 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of May 31, 2014 was $53,160 ($ Thousands).

(D)	Security, or a portion thereof. has been pledged as collateral on open future contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issuers not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$504,191	$—	$—	$504,191
Rights	1	—	—	1
Warrants	—	—	—	—
Affiliated Partnership	—	53,160	—	53,160
Cash Equivalent	8,827	—	—	8,827
U.S. Treasury Obligations	—	630	—	630

Total Investments in Securities	$513,019	$53,790	$—	$566,809

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$70	$—	$—	$70
Unrealized Depreciation	(113)	—	—	(113)

Total Other Financial Instruments	$(43)	$—	$—	$(43)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	45

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Fund

May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Consumer Discretionary — 11.5%
Five Below* (A)	0.3%	55,967	$2,026
Jack in the Box	0.3	30,653	1,770
Lithia Motors, Cl A	0.3	25,322	1,986
Shutterfly*	0.3	46,713	1,922
Skechers U.S.A., Cl A*	0.3	49,647	2,209
Other Securities	10.0		69,525

			79,438

Consumer Staples — 2.8%
Casey’s General Stores	0.3	28,565	2,035
Fresh Del Monte Produce	0.3	75,743	2,194
Other Securities	2.2		15,133

			19,362

Energy — 7.0%
Approach Resources* (A)	0.3	113,765	2,221
Dril-Quip*	0.3	20,356	2,081
Other Securities	6.4		44,574

			48,876

Financials — 19.3%
CNO Financial Group	0.4	188,930	3,047
EastGroup Properties‡	0.3	31,769	2,022
Geo Group‡	0.3	51,900	1,765
Hanover Insurance Group	0.3	29,361	1,763
Horace Mann Educators	0.4	91,391	2,670
Nelnet, Cl A	0.3	46,600	1,918
Platinum Underwriters Holdings	0.4	42,563	2,730
Other Securities	16.9		117,477

			133,392

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 12.3%
Acadia Healthcare* (A)	0.4%	69,940	$2,982
DexCom*	0.3	55,455	1,872
HealthSouth	0.4	75,500	2,652
Puma Biotechnology*	0.3	29,843	2,281
Other Securities	10.9		75,591

			85,378

Industrials — 17.4%
Actuant, Cl A	0.4	80,519	2,861
Carlisle	0.3	25,407	2,156
Curtiss-Wright	0.4	35,750	2,382
EMCOR Group	0.5	81,108	3,611
Hexcel*	0.3	43,393	1,781
Kirby*	0.3	20,419	2,257
Middleby*	0.4	11,889	2,839
Old Dominion Freight Line*	0.3	30,456	1,948
Swift Transportation, Cl A* (A)	0.3	74,120	1,835
TrueBlue*	0.4	104,248	2,837
Other Securities	13.8		95,815

			120,322

Information Technology — 19.4%
ARRIS Group*	0.3	75,809	2,510
Aspen Technology*	0.4	64,998	2,794
Cadence Design Systems* (A)	0.4	151,576	2,530
Cavium* (A)	0.5	74,281	3,638
Cornerstone OnDemand*	0.3	56,816	2,284
CoStar Group*	0.5	20,783	3,295
Dealertrack Technologies*	0.4	68,025	2,701
Demandware*	0.4	40,509	2,467
Envestnet*	0.5	82,559	3,347
FEI	0.3	21,684	1,810
Guidewire Software* (A)	0.4	71,481	2,700
MAXIMUS	0.3	40,992	1,832
PTC*	0.4	77,076	2,836
RF Micro Devices*	0.3	243,412	2,291
SS&C Technologies Holdings*	0.3	59,049	2,518
WEX*	0.3	20,710	1,994
Other Securities	13.4		92,873

			134,420

Materials — 3.5%
H.B. Fuller	0.3	49,726	2,378
PolyOne	0.3	56,904	2,283
Sensient Technologies	0.4	46,161	2,530
Other Securities	2.5		17,234

			24,425

Telecommunication Services — 0.5%
Other Securities	0.5		3,285

46	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 1.7%
Portland General Electric (A)	0.3%	72,415	$2,395
Other Securities	1.4		9,236

			11,631

Total Common Stock (Cost $572,236) ($ Thousands)			660,529

EXCHANGE TRADED FUNDS — 0.5%
Other Securities	0.5		3,571

Total Exchange Traded Funds (Cost $3,209) ($ Thousands)			3,571

RIGHT — 0.0%
Other Securities	0.0		—

Total Right (Cost $—) ($ Thousands)			—

WARRANT — 0.0%
Other Securities	0.0		—

Total Warrant (Cost $—) ($ Thousands)			—

CONVERTIBLE BOND — 0.0%

Consumer Discretionary — 0.0%
Other Securities	0.0		4

Total Convertible Bond (Cost $445) ($ Thousands)			4

AFFILIATED PARTNERSHIP — 14.3%
SEI Liquidity Fund, L.P. 0.070%**† (B)	14.3	98,954,364	98,954

Total Affiliated Partnership (Cost $98,954) ($ Thousands)			98,954

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	2.4	16,638,065	16,638

Total Cash Equivalent (Cost $16,638) ($ Thousands)			16,638

U.S. TREASURY OBLIGATION (C) — 0.2%
Other Securities	0.2		1,641

Total U.S. Treasury Obligation (Cost $1,641) ($ Thousands)			1,641

Total Investments — 112.8% (Cost $693,123) ($ Thousands)			$781,337

The open futures contracts held by the Fund at May 31, 2014, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	134	Jun-2014	$(248)

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year

Percentages are based on a Net Assets of $692,554 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at May 31, 2014. The total value of securities on loan at May 31, 2014 was $95,315 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of May 31, 2014 was $98,954 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issuers not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$660,529	$—	$—	$660,529
Exchange Traded Funds	3,571	—	—	3,571
Right	—	—	—	—
Warrant	—	—	—	—
Convertible Bond	—	—	4	4
Affiliated Partnership	—	98,954	—	98,954
Cash Equivalent	16,638	—	—	16,638
U.S. Treasury Obligation	—	1,641	—	1,641

Total Investments in Securities	$680,738	$100,595	$4	$781,337

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(248)	$—	$—	$(248)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, the transfers out of Level 3 were due to changes in the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	47

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap II Fund

May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.9%

Consumer Discretionary — 12.0%
Jack in the Box	0.4%	19,377	$1,119
Lithia Motors, Cl A	0.4	12,026	943
Pool	0.4	19,530	1,127
Shutterfly*	0.4	23,681	974
Skechers U.S.A., Cl A*	0.4	22,506	1,001
Other Securities	10.0		25,148

			30,312

Consumer Staples — 2.8%
Casey’s General Stores	0.3	13,214	941
Other Securities	2.5		6,248

			7,189

Energy — 5.4%
Bristow Group	0.4	13,900	1,056
Pioneer Energy Services*	0.3	55,291	879
Rosetta Resources*	0.5	25,386	1,196
Other Securities	4.2		10,559

			13,690

Financials — 17.7%
Hanover Insurance Group	0.5	20,758	1,247
Horace Mann Educators	0.5	39,063	1,141
Iberiabank	0.5	20,567	1,285
Lexington Realty Trust‡	0.4	94,389	1,071
Platinum Underwriters Holdings	0.5	21,608	1,386
TCF Financial	0.5	72,210	1,147
Other Securities	14.8		37,459

			44,736

Health Care — 13.8%
Acadia Healthcare* (A)	0.4	26,399	1,126
Akorn* (A)	0.5	41,542	1,162
Align Technology*	0.4	18,980	1,037
Amsurg, Cl A*	0.4	23,952	1,085

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Charles River Laboratories International*	0.4%	20,125	$1,078
DexCom*	0.5	33,979	1,147
Globus Medical, Cl A*	0.4	38,190	923
HealthSouth	0.5	39,614	1,391
Puma Biotechnology*	0.5	14,946	1,142
Team Health Holdings*	0.5	24,957	1,267
Other Securities	9.3		23,387

			34,745

Industrials — 17.1%
Actuant, Cl A (A)	0.6	41,261	1,466
Chart Industries*	0.4	12,442	894
Curtiss-Wright	0.7	25,893	1,725
H&E Equipment Services*	0.4	28,631	992
Korn/Ferry International*	0.4	36,242	1,101
Swift Transporation, Cl A* (A)	0.5	49,965	1,237
TriMas*	0.4	29,187	1,025
TrueBlue*	0.5	50,449	1,373
Other Securities	13.2		33,244

			43,057

Information Technology — 19.5%
ARRIS Group*	0.6	46,574	1,542
Aspen Technology*	0.6	36,991	1,590
Cavium* (A)	0.6	31,693	1,552
CoStar Group*	0.4	6,788	1,076
Dealertrack Technologies*	0.5	29,772	1,182
Demandware*	0.5	19,147	1,166
Envestnet*	0.4	26,375	1,069
Guidewire Software*	0.4	27,124	1,024
Interactive Intelligence Group*	0.3	17,420	883
InvenSense, Cl A* (A)	0.4	46,156	891
PTC*	0.5	37,829	1,392
RF Micro Devices*	0.6	157,515	1,482
SPS Commerce*	0.4	15,387	875
Other Securities	13.3		33,457

			49,181

Materials — 4.1%
PolyOne	0.4	22,440	901
Sensient Technologies	0.4	21,043	1,153
Other Securities	3.3		8,399

			10,453

Telecommunication Services — 0.3%
Other Securities	0.3		653

48	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 2.2%
Other Securities	2.2%		$5,493

Total Common Stock (Cost $203,628) ($ Thousands)			239,509

EXCHANGE TRADED FUNDS — 0.7%
iShares Russell 2000 Index Fund (A)	0.4	8,818	995
Other Securities	0.3		729

Total Exchange Traded Funds (Cost $1,476) ($ Thousands)			1,724

AFFILIATED PARTNERSHIP — 8.3%
SEI Liquidity Fund, L.P. 0.070%**† (B)	8.3	21,059,500	21,060

Total Affiliated Partnership (Cost $21,060) ($ Thousands)			21,060

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	4.2	10,570,764	10,571

Total Cash Equivalent (Cost $10,571) ($ Thousands)			10,571

U.S. TREASURY OBLIGATIONS (C) (D) — 0.7%
U.S. Treasury Bills 0.055%, 08/14/2014	0.4	$ 997	997
Other Securities	0.3		677

Total U.S. Treasury Obligations (Cost $1,674) ($ Thousands)			1,674

Total Investments — 108.8% (Cost $238,409) ($ Thousands)			$274,538

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	30	Jun-2014	$48

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $252,435 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at May 31, 2014. The total value of securities on loan at May 31, 2014 was $20,267 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of May 31, 2014 was $21,060 ($ Thousands).

(C)	All or a portion of this security has been pledged as collateral for open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issuers not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$239,509	$—	$—	$239,509
Exchange Traded Funds	1,724	—	—	1,724
Affiliated Partnership	—	21,060	—	21,060
Cash Equivalent	10,571	—	—	10,571
U.S. Treasury Obligations	—	1,674	—	1,674

Total Investments in Securities	$251,804	$22,734	$—	$274,538

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$48	$—	$—	$48

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

During the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	49

SUMMARY SCHEDULE OF INVESTMENTS

Small/Mid Cap Equity Fund

May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Consumer Discretionary — 12.0%
Gannett	0.3%	184,371	$5,124
Sally Beauty Holdings*	0.3	218,126	5,588
Other Securities	11.4		208,674

			219,386

Consumer Staples — 2.6%
Other Securities	2.6		48,002

Energy — 5.2%
Athlon Energy*	0.3	116,637	5,069
Other Securities	4.9		90,788

			95,857

Financials — 21.2%
American Financial Group	0.4	115,690	6,754
CNO Financial Group	0.4	444,774	7,174
Huntington Bancshares	0.3	674,940	6,257
KeyCorp	0.3	450,785	6,171
Lexington Realty Trust‡	0.3	557,746	6,330
OFG Bancorp (A)	0.3	273,527	4,940
PacWest Bancorp	0.3	138,489	5,598
Popular*	0.3	176,639	5,331
Simon Property Group‡	0.3	31,579	5,257
Zions Bancorporation	0.4	226,745	6,483
Other Securities	17.9		327,481

			387,776

Health Care — 11.3%
Acadia Healthcare* (A)	0.3	151,682	6,468
Charles River Laboratories International*	0.3	93,391	5,004
DexCom*	0.3	151,184	5,104
HealthSouth	0.3	163,738	5,750
HeartWare International* (A)	0.3	56,602	5,104

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

NPS Pharmaceuticals*	0.3%	172,159	$5,359
Pacira Pharmaceuticals*	0.3	66,274	5,144
Team Health Holdings*	0.4	157,245	7,983
Other Securities	8.8		161,383

			207,299

Industrials — 17.2%
Actuant, Cl A	0.3	178,172	6,331
Clean Harbors* (A)	0.5	144,519	8,832
EMCOR Group	0.3	126,412	5,628
Kennametal	0.3	135,061	6,083
Old Dominion Freight Line*	0.5	133,312	8,527
Regal-Beloit	0.3	82,637	6,308
Sensata Technologies Holding*	0.3	118,804	5,096
Swift Transporation, Cl A* (A)	0.5	360,384	8,923
Trinity Industries	0.4	79,920	6,916
TrueBlue*	0.4	256,794	6,987
WESCO International* (A)	0.3	64,422	5,503
Other Securities	13.1		240,217

			315,351

Information Technology — 18.7%
ARRIS Group*	0.3	169,317	5,606
Aspen Technology*	0.3	116,361	5,002
Atmel*	0.4	871,005	7,299
Cadence Design Systems* (A)	0.6	635,907	10,613
Cavium* (A)	0.3	122,231	5,987
CoStar Group*	0.4	49,881	7,909
Dealertrack Technologies*	0.4	168,058	6,674
Envestnet*	0.3	131,969	5,350
Euronet Worldwide*	0.3	111,029	5,234
Guidewire Software* (A)	0.4	169,321	6,395
PTC*	0.5	277,027	10,195
Solera Holdings	0.3	89,451	5,837
SS&C Technologies Holdings*	0.4	163,258	6,963
WEX*	0.3	59,005	5,682
Other Securities	13.5		246,243

			340,989

Materials — 4.6%
PolyOne	0.5	227,489	9,129
Sensient Technologies	0.3	106,899	5,858
US Silica Holdings	0.4	117,467	5,940
Other Securities	3.4		62,537

			83,464

Telecommunication Services — 0.4%
Other Securities	0.4		6,993

50	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 2.7%
Portland General
Electric (A)	0.5%	260,600	$8,618
Other Securities	2.2		40,947

			49,565

Total Common Stock (Cost $1,309,052) ($ Thousands)			1,754,682

EXCHANGE TRADED FUNDS — 0.4%
Other Securities	0.4		6,087

Total Exchange Traded Funds (Cost $5,000) ($ Thousands)			6,087

WARRANT — 0.0%
Other Securities	0.0		—

Total Warrant (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 13.5%
SEI Liquidity Fund, L.P. 0.070%**† (B)	13.5	246,662,202	246,662

Total Affiliated Partnership (Cost $246,662) ($ Thousands)			246,662

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	3.8	70,039,822	70,040

Total Cash Equivalent (Cost $70,040) ($ Thousands)			70,040

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		2,212

Total U.S. Treasury Obligations (Cost $2,212) ($ Thousands)			2,212

Total Investments — 113.7% (Cost $1,632,966) ($ Thousands)			$2,079,683

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	43	Jun-2014	$105
S&P Mid 400 Index E-MINI	37	Jun-2014	150

			$255

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,829,276 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at May 31, 2014. The total value of securities on loan at May 31, 2014 was $238,367 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of May 31, 2014 was $246,662 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issuers not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,754,682	$—	$—	$1,754,682
Exchange Traded Funds	6,087	—	—	6,087
Warrant	—	—	—	—
Affiliated Partnership	—	246,662	—	246,662
Cash Equivalent	70,040	—	—	70,040
U.S. Treasury Obligations	—	2,212	—	2,212

Total Investments in Securities	$1,830,809	$248,874	$—	$2,079,683

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$255	$—	$—	$255

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	51

SUMMARY SCHEDULE OF INVESTMENTS

U.S. Managed Volatility Fund

May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Consumer Discretionary — 6.3%
Kohl’s	0.9%	201,999	$10,997
PetSmart	0.8	164,909	9,477
Target	1.0	229,572	13,030
Other Securities	3.6		44,773

			78,277

Consumer Staples — 19.2%
Altria Group	1.4	413,762	17,196
Bunge	0.7	111,569	8,670
Clorox	0.9	126,494	11,336
ConAgra Foods	0.9	328,832	10,621
CVS Caremark	1.0	166,500	13,040
Dr. Pepper Snapple Group	1.2	255,030	14,715
Hershey	0.7	93,139	9,066
Kellogg	1.0	175,017	12,073
Kroger	1.4	356,606	17,024
PepsiCo	0.9	134,607	11,890
Tyson Foods, Cl A	1.4	410,055	17,411
Wal-Mart Stores	1.8	283,628	21,774
Other Securities	5.9		73,147

			237,963

Energy — 5.2%
Chevron	1.3	125,411	15,399
ConocoPhillips	0.7	110,000	8,793
Exxon Mobil	1.1	131,500	13,220
Other Securities	2.1		26,379

			63,791

Financials — 15.8%
Axis Capital Holdings	0.7	179,155	8,239
Everest Re Group	1.6	122,433	19,592
PartnerRe	1.6	189,408	20,337
RenaissanceRe Holdings	1.3	158,921	16,555
Travelers	1.0	128,200	11,980
Validus Holdings	0.7	232,087	8,664
Other Securities	8.9		110,075

			195,442

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 17.7%
Aetna	0.8%	126,300	$9,795
AmerisourceBergen	0.7	118,513	8,673
Amgen	0.8	90,500	10,497
Becton Dickinson	0.8	80,733	9,502
Express Scripts Holding*	0.8	143,788	10,276
Humana	0.8	76,970	9,580
Johnson & Johnson	1.3	161,522	16,388
McKesson	1.0	66,948	12,696
Merck	1.5	313,710	18,151
Pfizer	0.9	353,800	10,483
Quest Diagnostics	0.9	188,355	11,281
WellPoint	0.9	100,000	10,836
Other Securities	6.5		80,220

			218,378

Industrials — 4.3%
Northrop Grumman	0.7	67,700	8,229
Raytheon	0.7	84,500	8,245
Other Securities	2.9		36,304

			52,778

Information Technology — 8.5%
Amdocs	1.6	422,260	20,319
Apple	1.1	21,972	13,908
International Business Machines	1.0	65,753	12,122
Other Securities	4.8		59,039

			105,388

Materials — 1.1%
Other Securities	1.1		13,255

Telecommunication Services — 5.2%
AT&T	2.1	720,842	25,568
Verizon Communications	1.0	256,356	12,808
Other Securities	2.1		25,456

			63,832

Utilities — 13.2%
American Electric Power	0.8	195,800	10,446
DTE Energy	0.8	125,238	9,533
Edison International	1.4	301,391	16,619
Entergy	1.5	250,395	18,885
Exelon	1.0	335,300	12,349
PG&E	0.9	252,400	11,578
Public Service Enterprise Group	0.9	281,200	10,955
Other Securities	5.9		73,315

			163,680

Total Common Stock (Cost $965,564) ($ Thousands)			1,192,784

52	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	3.4%	41,520,615	$41,521

Total Cash Equivalent (Cost $41,521) ($ Thousands)			41,521

U.S. TREASURY OBLIGATION (A) — 0.1%
Other Securities	0.1		1,607

Total U.S. Treasury Obligation (Cost $1,607) ($ Thousands)			1,607

Total Investments — 100.0% (Cost $1,008,692) ($ Thousands)			$1,235,912

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	292	Jun-2014	$1,032

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,236,524 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl	— Class

S&P	— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issuers not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of, May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,192,784	$—	$—	$1,192,784
Cash Equivalent	41,521	—	—	41,521
U.S. Treasury Obligation	—	1,607	—	1,607

Total Investments in Securities	$1,234,305	$1,607	$—	$1,235,912

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,032	$—	$—	$1,032

*	Future contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2014, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	53

SUMMARY SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund

May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.7%

Argentina — 0.1%
Other Securities	0.1%		$6,023

Australia — 1.6%
Other Securities	1.6		112,754

Austria — 1.0%
Schoeller-Bleckmann Oilfield Equipment (A)	0.5	272,436	32,499
Other Securities	0.5		35,476

			67,975

Belgium — 0.6%
Other Securities	0.6		39,854

Brazil — 2.5%
Banco Bradesco ADR (A)	0.6	2,769,222	38,631
Other Securities	1.9		132,037

			170,668

Canada — 4.4%
Other Securities	4.4		295,142

Chile — 0.1%
Other Securities	0.1		3,727

China — 4.5%
Anhui Conch Cement (A)	0.7	12,289,500	44,225
Baidu ADR*	0.7	277,147	46,006
Tencent Holdings	0.6	2,776,066	39,137
Other Securities	2.5		171,357

			300,725

Colombia — 0.2%
Other Securities	0.2		16,511

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Czech Republic — 0.2%
Other Securities	0.2%		$14,132

Denmark — 1.2%
Other Securities	1.2		79,458

Finland — 1.2%
Nokia	0.5	4,175,020	33,755
Other Securities	0.7		45,533

			79,288

France — 4.0%
Total (A)	0.5	487,862	34,271
Other Securities	3.5		232,898

			267,169

Germany — 6.4%
Hugo Boss	0.5	235,291	33,471
Other Securities	5.9		393,512

			426,983

Hong Kong — 2.4%
China Mobile (A)	0.6	4,090,432	40,018
Other Securities	1.8		120,774

			160,792

India — 1.6%
ICICI Bank ADR	0.8	1,130,476	56,151
Other Securities	0.8		53,205

			109,356

Indonesia — 0.4%
Other Securities	0.4		27,864

Ireland — 2.8%
Actavis*	0.7	212,314	44,913
Endo International*	0.5	460,658	32,518
ICON*	0.5	804,834	34,020
Other Securities	1.1		73,277

			184,728

Israel — 1.2%
Other Securities	1.2		80,246

Italy — 0.7%
Other Securities	0.7		46,940

Japan — 11.5%
Denso	0.6	837,700	38,392
Hitachi	0.7	6,741,300	45,319
Japan Exchange Group	0.5	1,547,302	37,000
SoftBank	0.5	477,073	34,440
Sysmex	0.5	940,408	32,997

54	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Yaskawa Electric	0.5%	2,732,914	$33,495
Other Securities	8.2		548,516

			770,159

Malaysia — 0.1%
Other Securities	0.1		3,959

Mexico — 0.3%
Other Securities	0.3		18,857

Netherlands — 3.1%
Core Laboratories (A)	0.7	296,076	47,328
NXP Semiconductor*	0.5	530,526	32,946
Other Securities	1.9		126,213

			206,487

Norway — 2.5%
DnB (A)	0.6	2,172,962	40,851
Statoil ADR (A)	0.8	1,875,043	57,189
Statoil	0.5	1,093,780	33,545
Other Securities	0.6		39,520

			171,105

Panama — 0.0%
Other Securities	0.0		1,024

Peru — 0.1%
Other Securities	0.1		4,469

Poland — 0.1%
Other Securities	0.1		5,905

Portugal — 0.0%
Other Securities	0.0		1,999

Qatar — 0.5%
Industries Qatar QSC (B)	0.5	641,820	33,358

Russia — 1.0%
Other Securities	1.0		67,799

Singapore — 1.8%
Other Securities	1.8		123,270

South Africa — 1.2%
Sasol ADR	0.6	775,100	43,630
Other Securities	0.6		43,690

			87,320

South Korea — 3.5%
Samsung Electronics	1.2	55,432	78,405
SK Hynix	0.6	881,948	38,167
Other Securities	1.7		116,987

			233,559

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Spain — 1.0%
Amadeus IT Holding, Cl A (A)	0.7%	1,055,204	$46,408
Other Securities	0.3		22,016

			68,424

Sweden — 2.0%
Other Securities	2.0		137,337

Switzerland — 6.4%
Actelion	0.5	352,452	35,089
Credit Suisse Group	0.5	1,096,449	32,650
Givaudan	0.5	20,116	33,033
Nestle	0.5	449,776	35,345
Roche Holding	0.9	204,750	60,352
UBS	0.7	2,233,098	44,914
Zurich Insurance Group ADR (A)	0.6	1,348,600	40,579
Other Securities	2.2		144,645

			426,607

Taiwan — 3.2%
Advanced Semiconductor Engineering ADR (A)	0.5	5,156,485	33,208
Inotera Memories*	0.5	24,398,659	36,819
Taiwan Semiconductor Manufacturing ADR	0.6	2,006,248	41,248
Other Securities	1.6		104,518

			215,793

Thailand — 0.2%
Other Securities	0.2		11,133

Turkey — 1.1%
Other Securities	1.1		76,676

United Kingdom — 16.3%
3i Group	0.5	5,194,085	37,628
ARM Holdings ADR (A)	0.8	1,119,986	51,743
HSBC Holdings	0.6	3,844,542	40,575
Persimmon	0.5	1,466,646	32,916
Rio Tinto ADR (A)	0.7	900,064	46,245
Royal Dutch Shell ADR, Cl A	0.6	518,300	40,738
Royal Dutch Shell, Cl A (GBP)	0.1	120,089	4,724
Royal Dutch Shell, Cl A	0.8	1,306,856	51,439
Shire	1.3	1,593,019	91,224
WPP	0.6	1,776,906	38,359
Other Securities	9.8		658,568

			1,094,159

SEI Institutional Investments Trust / Annual Report / May 31, 2014	55

SUMMARY SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund (Continued)

May 31, 2014

Description	Percentage of Net Assets (%)	Shares/Face Amount (Thousands) (1)		Market Value ($ Thousands)

United States — 2.7%
Everest Re Group	0.5%		211,138	$33,786
Other Securities	2.2			147,647

				181,433

Total Common Stock (Cost $5,413,155) ($ Thousands)				6,431,167

PREFERRED STOCK — 1.0%

Brazil — 0.6%
Other Securities	0.6			39,715

Germany — 0.4%
Other Securities	0.4			29,988

Total Preferred Stock (Cost $65,810) ($ Thousands)				69,703

AFFILIATED PARTNERSHIP — 9.2%
SEI Liquidity Fund, L.P.
0.070%**† (C)	9.2		618,024,492	618,024

Total Affiliated Partnership (Cost $618,024) ($ Thousands)				618,024

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	1.7		112,827,032	112,827

Total Cash Equivalent (Cost $112,827) ($ Thousands)				112,827

U.S. TREASURY OBLIGATIONS (D) — 0.2%
Other Securities	0.2			11,366

Total U.S. Treasury Obligations (Cost $11,365) ($ Thousands)				11,366

TIME DEPOSITS — 2.3%
Brown Brothers Harriman
5.188%, 06/02/2014		ZAR	417	40
2.000%, 06/02/2014		NZD	—	—
1.671%, 06/02/2014		AUD	214	199
0.350%, 06/02/2014		NOK	126	21
0.280%, 06/02/2014		CAD	51	47
0.150%, 06/02/2014		SEK	11,138	1,667
0.081%, 06/02/2014		GBP	1,322	2,218
0.040%, 06/02/2014		EUR	2,014	2,749
0.030%, 06/02/2014			151,869	151,869
0.005%, 06/02/2014		SGD	37	30
0.005%, 06/02/2014		HKD	3,648	471

Description	Face Amount (Thousands) (1)		Market Value ($ Thousands)

0.005%, 06/02/2014	JPY	18,232	$179
0.001%, 06/02/2014	CHF	2,962	3,313

Total Time Deposits (Cost $162,803) ($ Thousands)			162,803

Total Investments — 110.1% (Cost $6,383,984) ($ Thousands)			$7,405,890

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	500	Jun-2014	$710
FTSE 100 Index	149	Jun-2014	381
Hang Seng Index	17	Jun-2014	11
S&P TSX 60 Index	53	Jun-2014	76
SPI 200 Index	44	Jun-2014	44
Topix Index	104	Jun-2014	(259)

			$963

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at May 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/7/14	JPY	2,266,622	USD	21,655	$(630)
7/7/14	USD	22,076	JPY	2,266,622	209

					$(421)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
State Street	$(44,362)	$43,941	$(421)

For the year ended May 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $6,723,128 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

†	Investment in Affiliated Security (see Note 6).

(1)	In U.S. dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at May 31, 2014. The total value of securities on loan at May 31, 2014 was $577,321 ($ Thousands).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of May 31, 2014 was $129,812 ($ Thousands) and represented 1.9% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of May 31, 2014 was $618,024 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

56	SEI Institutional Investments Trust / Annual Report / May 31, 2014

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange

USD — U.S. Dollar

ZAR — South African Rand

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issuers not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,301,355	$129,812	$—	$6,431,167
Preferred Stock	69,703	—	—	69,703
Affiliated Partnership	—	618,024	—	618,024
Cash Equivalent	112,827	—	—	112,827
U.S. Treasury Obligations	—	11,366	—	11,366
Time Deposits	—	162,803	—	162,803

Total Investments in Securities	$6,483,885	$922,005	$—	$7,405,890

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,222	$—	$—	$1,222
Unrealized Depreciation	(259)	—	—	(259)
Forwards Contracts*
Unrealized Appreciation	—	209	—	209
Unrealized Depreciation	—	(630)	—	(630)

Total Other Financial Instruments	$963	$(421)	$—	$542

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended May 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	57

SUMMARY SCHEDULE OF INVESTMENTS

Screened World Equity Ex-US Fund

May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.4%

Argentina — 0.1%
Other Securities	0.1%		$47

Australia — 1.6%
Commonwealth Bank of Australia	0.7	6,854	521
Other Securities	0.9		667

			1,188

Austria — 2.0%
Schoeller-Bleckmann Oilfield Equipment	0.7	4,282	511
Other Securities	1.3		1,066

			1,577

Belgium — 0.9%
Anheuser-Busch InBev	0.7	4,815	529
Other Securities	0.2		134

			663

Brazil — 1.5%
Other Securities	1.5		1,183

Canada — 6.0%
Canadian National Railway	0.6	7,716	467
Canadian Natural Resources	0.5	10,000	406
Magna International, Cl A	0.5	4,000	409
Royal Bank of Canada	0.8	8,900	612
Other Securities	3.6		2,741

			4,635

Chile — 0.1%
Other Securities	0.1		42

China — 3.9%
China Oilfield Services	0.6	173,800	429
Industrial & Commercial Bank of China	0.6	686,082	446

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	2.7%		$2,108

			2,983

Colombia — 0.3%
Other Securities	0.3		260

Czech Republic — 0.3%
Other Securities	0.3		222

Denmark — 1.1%
Novo Nordisk, Cl B (A)	0.7	11,915	505
Other Securities	0.4		332

			837

Finland — 1.3%
Other Securities	1.3		1,041

France — 6.1%
LVMH Moet Hennessy Louis Vuitton	0.7	2,696	537
Publicis Groupe	0.6	5,055	437
Other Securities	4.8		3,709

			4,683

Germany — 3.8%
adidas	0.5	3,676	395
BASF	0.6	4,006	462
Other Securities	2.7		2,058

			2,915

Hong Kong — 3.3%
AIA Group	0.7	112,694	565
China Mobile	0.5	41,068	402
Other Securities	2.1		1,638

			2,605

India — 1.2%
ICICI Bank ADR	1.2	18,675	928

Indonesia — 0.6%
Other Securities	0.6		474

Ireland — 1.5%
Actavis*	0.5	1,846	391
ICON*	0.7	12,311	520
Other Securities	0.3		273

			1,184

Israel — 0.1%
Other Securities	0.1		38

Italy — 1.4%
Other Securities	1.4		1,112

58	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Japan — 9.5%
Denso	0.8%	13,200	$605
Nippon Telegraph & Telephone	0.5	6,700	398
Secom	0.6	7,300	445
Toyota Motor	1.0	14,491	821
Other Securities	6.6		5,066

			7,335

Malaysia — 0.2%
Other Securities	0.2		141

Mexico — 1.3%
Other Securities	1.3		991

Netherlands — 3.8%
Airbus Group	0.6	6,115	439
Core Laboratories	1.0	4,624	739
ING Groep*	0.5	31,051	435
Unilever	0.7	12,244	531
Other Securities	1.0		815

			2,959

New Zealand — 0.4%
Other Securities	0.4		274

Norway — 1.7%
DnB	1.2	50,844	956
Other Securities	0.5		373

			1,329

Philippines — 0.1%
Other Securities	0.1		70

Poland — 0.4%
Other Securities	0.4		331

Portugal — 0.0%
Other Securities	0.0		24

Russia — 0.2%
Other Securities	0.2		133

Singapore — 1.3%
DBS Group Holdings	0.6	37,000	499
Other Securities	0.7		525

			1,024

South Africa — 0.9%
Other Securities	0.9		716

South Korea — 3.4%
Samsung Electronics	1.4	788	1,115
Other Securities	2.0		1,533

			2,648

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Spain — 1.6%
Amadeus IT Holding, Cl A	1.1%	19,819	$872
Other Securities	0.5		350

			1,222

Sweden — 1.7%
Getinge, Cl B	0.5	16,646	429
Other Securities	1.2		921

			1,350

Switzerland — 6.2%
Nestle	0.8	7,497	589
Novartis	0.8	6,509	585
Novartis ADR	0.7	5,590	503
Roche Holding	1.8	4,797	1,414
UBS	0.5	20,393	410
Other Securities	1.6		1,257

			4,758

Taiwan — 2.4%
Advanced Semiconductor Engineering ADR	0.7	79,073	509
Taiwan Semiconductor Manufacturing ADR	0.9	33,192	683
Other Securities	0.8		648

			1,840

Thailand — 0.6%
Other Securities	0.6		430

Turkey — 1.1%
Other Securities	1.1		808

United Kingdom — 14.3%
ARM Holdings ADR	1.0	17,592	813
Associated British Foods	0.7	9,996	506
AstraZeneca	0.6	6,447	463
Diageo	0.7	16,325	526
HSBC Holdings	1.0	76,963	812
Kingfisher	0.6	67,765	446
Reckitt Benckiser Group	0.7	6,052	518
Rio Tinto ADR	0.5	7,493	385
Shire	1.2	16,004	917
Other Securities	7.3		5,644

			11,030

United States — 3.2%
Everest Re Group	0.7	3,319	531
Other Securities	2.5		1,932

			2,463

Total Common Stock (Cost $60,916) ($ Thousands)			70,493

SEI Institutional Investments Trust / Annual Report / May 31, 2014	59

SUMMARY SCHEDULE OF INVESTMENTS

Screened World Equity Ex-US Fund (Continued)

May 31, 2014

Description	Percentage of Net Assets (%)		Shares/Face Amount (1) (Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 1.3%

Brazil — 1.2%
Other Securities	1.2%			$937

Germany — 0.1%
Other Securities	0.1			58

Total Preferred Stock (Cost $1,094) ($ Thousands)				995

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	2.6		1,978,159	1,978

Total Cash Equivalent (Cost $1,978) ($ Thousands)				1,978

U.S. TREASURY OBLIGATION (B) — 0.2%
Other Securities	0.2			180

Total U.S. Treasury Obligation (Cost $180) ($ Thousands)				180

TIME DEPOSITS — 3.1%
Brown Brothers Harriman
5.188%, 06/02/2014		ZAR	68	6
2.000%, 06/02/2014		NZD	7	6
1.671%, 06/02/2014		AUD	57	53
0.350%, 06/02/2014		NOK	92	16
0.280%, 06/02/2014		CAD	30	28
0.150%, 06/02/2014		SEK	122	18
0.081%, 06/02/2014		GBP	39	65
0.040%, 06/02/2014		EUR	151	206
0.030%, 06/02/2014			1,810	1,810
0.005%, 06/02/2014		HKD	166	21
0.005%, 06/02/2014		SGD	13	11
0.005%, 06/02/2014		JPY	4,662	46
0.001%, 06/02/2014		CHF	65	72
0.000%, 06/02/2014		DKK	93	17

Total Time Deposits (Cost $2,375) ($ Thousands)				2,375

Total Investments — 98.6% (Cost $66,543) ($ Thousands)				$76,021

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	22	Jun-2014	$46
FTSE 100 Index	7	Jun-2014	27
Hang Seng Index	1	Jun-2014	1
S&P TSX 60 Index	2	Jun-2014	4
SPI 200 Index	1	Jun-2014	4
Topix Index	4	Jun-2014	(6)

			$76

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $77,117 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

†	Investment in Affiliated Security (see Note 6).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of May 31, 2014 was $876 ($ Thousands) and represented 1.1% of Net Assets.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange

ZAR — South African Rand

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issuers not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$69,617	$876	$—	$70,493
Preferred Stock	995	—	—	995
Cash Equivalent	1,978	—	—	1,978
U.S. Treasury Obligation	—	180	—	180
Time Deposits	—	2,375	—	2,375

Total Investments in Securities	$72,590	$3,431	$—	$76,021

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$82	$—	$—	$82
Unrealized Depreciation	(6)	—	—	(6)

Total Other Financial Instruments	$76	$—	$—	$76

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended May 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

60	SEI Institutional Investments Trust / Annual Report / May 31, 2014

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	61

SCHEDULE OF INVESTMENTS

Opportunistic Income Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 40.0%

Agency Mortgage-Backed Obligations — 9.8%
FHLMC ARM (A)
3.186%, 03/01/2036	$3,921	$4,267
2.375%, 06/01/2035	3,459	3,686
2.019%, 10/01/2035	1,607	1,697
FHLMC CMO, Ser 2007-3311, Cl FN
0.451%, 05/15/2037 (A)	1,419	1,417
FHLMC CMO, Ser 2010-3721, Cl FB
0.660%, 09/15/2040 (A)	5,026	5,047
FHLMC CMO, Ser 2011-3891, Cl BF
0.724%, 07/15/2041 (A)	3,467	3,486
FHLMC Multifamily Structured Pass- Through Certificates, Ser K708, Cl X1, IO
1.508%, 01/25/2019 (A)	90,247	5,523
FHLMC Multifamily Structured Pass- Through Certificates, Ser KF03, Cl A
0.490%, 01/25/2021 (A)	4,997	4,997
FHLMC REMIC, Ser 2007-3335, Cl BF
0.301%, 07/15/2019 (A)	840	840
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	1,422	1,480
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.000%, 04/25/2024 (A)	725	726
FNMA
6.000%, 09/01/2039 to 04/01/2040	2,253	2,529
4.500%, 10/01/2024	3,365	3,615
3.000%, 05/01/2022	6,621	6,998
FNMA ARM (A)
2.552%, 10/01/2033	767	822

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.550%, 10/01/2033 to 05/01/2034	$1,148	$1,194
2.472%, 04/01/2034	1,973	2,103
2.463%, 09/01/2034	1,254	1,338
2.395%, 10/01/2033	589	628
2.375%, 06/01/2035	1,190	1,263
2.362%, 08/01/2034	2,000	2,131
2.326%, 05/01/2035	1,251	1,333
2.317%, 07/01/2036	3,070	3,272
2.297%, 05/01/2035	1,941	2,040
2.295%, 10/01/2024	501	538
2.262%, 10/01/2033	1,107	1,184
2.246%, 05/01/2037	3,995	4,215
2.233%, 01/01/2034	1,228	1,304
2.198%, 04/01/2033	557	599
2.161%, 06/01/2035	815	854
2.113%, 10/01/2035	2,225	2,356
2.060%, 09/01/2033	1,865	1,959
1.965%, 07/01/2034	1,181	1,246
1.962%, 07/01/2034	2,512	2,688
1.833%, 02/01/2035	2,703	2,818
1.827%, 03/01/2035	2,899	3,109
FNMA CMO, Ser 2005-92, Cl UF
0.502%, 10/25/2025 (A)	2,678	2,688
FNMA CMO, Ser 2010-87, Cl PF
0.566%, 06/25/2040 (A)	3,996	4,001
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/2026	4,136	4,248
FNMA CMO, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	1,648	281
FNMA CMO, Ser 2013-96, Cl FW
0.579%, 09/25/2043 (A)	3,574	3,581
FNMA CMO, Ser 2011-63, Cl FG
0.602%, 07/25/2041 (A)	3,200	3,211
FNMA TBA
3.500%, 06/15/2026	1,150	1,217
3.000%, 06/25/2027	2,875	2,992
GNMA ARM (A)
1.838%, 12/20/2060	3,506	3,684
1.530%, 09/20/2060 to 11/20/2060	4,144	4,233
1.257%, 12/20/2060	3,938	4,029
1.249%, 11/20/2060	3,886	3,946
GNMA CMO, Ser 2002-66, Cl FC
0.551%, 07/16/2031 (A)	1,618	1,625
GNMA CMO, Ser 2011-69, Cl CI, IO
5.000%, 03/20/2036	695	29
GNMA, Ser 2011-152, Cl IO, IO
1.340%, 08/16/2051 (A)	17,038	968
GNMA, Ser 2012-89, Cl IO, IO
1.288%, 12/16/2053 (A)	11,456	743
GNMA, Ser 2012-78, Cl IO, IO
1.061%, 06/16/2052 (A)	12,599	921

62	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA, Ser 2012-95, Cl IO, IO
1.047%, 02/16/2053 (A)	$3,727	$301
GNMA, Ser 2012-70, Cl IO, IO
0.964%, 08/16/2052 (A)	17,044	1,090
GNMA, Ser 2012-100, Cl IO, IO
0.826%, 08/16/2052 (A)	12,182	806
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	2,644	2,673
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.501%, 12/07/2020 (A)	7,501	7,509
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.602%, 10/07/2020 to 10/07/2020 (A)	6,538	6,577
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.622%, 11/05/2020 (A)	8,664	8,704
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.712%, 12/08/2020 (A)	8,055	8,124
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.712%, 12/08/2020 (A)	544	549
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.602%, 01/08/2020 (A)	5,753	5,792
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.552%, 02/06/2020 (A)	6,647	6,670
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
0.550%, 03/11/2020 (A)	4,525	4,539
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.532%, 03/06/2020 (A)	1,281	1,284
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.531%, 05/07/2020 (A)	981	982

		183,299

Non-Agency Mortgage-Backed Obligations — 30.2%
A10 Securitization LLC, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	4,150	4,159
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
2.659%, 06/25/2035 (A)	763	705
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 7A2
0.610%, 08/25/2035 (A)	579	577

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BAMLL Commercial Mortgage Securities Trust, Ser 2012-CLRN, Cl D
2.851%, 08/15/2029 (A) (B)	$2,100	$2,105
Banc of America Commercial Mortgage Trust, Ser 2007-3, Cl AJ
5.591%, 06/10/2049 (A)	3,400	3,532
Banc of America Commercial Mortgage, Ser 2006-4, Cl AM
5.675%, 07/10/2046	1,165	1,272
Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/2045	3,470	3,685
Banc of America Funding Trust, Ser 2006-I, Cl 1A1
2.370%, 12/20/2036 (A)	3,228	3,244
Banc of America Funding, Ser 2004-C, Cl 2A2
2.845%, 12/20/2034 (A)	951	948
Banc of America Funding, Ser 2005-F, Cl 4A1
2.777%, 09/20/2035 (A)	263	229
Banc of America Funding, Ser 2006-D, Cl 3A1
2.813%, 05/20/2036 (A)	176	159
Banc of America Funding, Ser 2010-R11A, Cl 4A6
2.215%, 11/26/2036 (A) (B)	2,273	2,276
Banc of America Funding, Ser 2010-R4, Cl 6A1
0.301%, 01/26/2037 (A) (B)	1,418	1,390
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A2
5.317%, 09/10/2047	3,252	3,268
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.857%, 06/25/2033 (A)	6,872	6,933
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
2.689%, 02/25/2035 (A)	97	98
Banc of America Mortgage Trust, Ser 2003-F, Cl 2A3
2.797%, 07/25/2033 (A)	4,216	4,257
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
2.742%, 12/25/2033 (A)	4,256	4,270
Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
2.700%, 04/25/2034 (A)	2,096	2,099
Banc of America Re-Remic Trust, Ser 2013-DSNY, Cl E
2.752%, 09/15/2026 (A) (B)	1,500	1,505

SEI Institutional Investments Trust / Annual Report / May 31, 2014	63

SCHEDULE OF INVESTMENTS

Opportunistic Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
0.580%, 08/25/2034 (A) (B)	$3,538	$3,312
BCAP LLC Trust, Ser 2009-RR2, Cl A1
2.682%, 01/21/2038 (A) (B)	1,315	1,325
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-9, Cl 22A1
3.430%, 11/25/2034 (A)	1,799	1,815
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A2
2.260%, 08/25/2035 (A)	5,537	5,619
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
2.376%, 12/25/2033 (A)	3,807	3,885
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
2.536%, 08/25/2034 (A)	5,606	5,680
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
2.855%, 04/25/2034 (A)	4,031	4,069
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
2.285%, 04/25/2034 (A)	1,467	1,467
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.056%, 07/25/2034 (A)	5,080	5,097
Bear Stearns ARM Trust, Ser 2004-9, Cl 12A1
3.282%, 11/25/2034 (A)	2,274	2,279
Bear Stearns ARM Trust, Ser 2005-2, Cl A1
2.580%, 03/25/2035 (A)	4,140	4,200
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	135	140
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.136%, 10/12/2042 (A)	600	628
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.441%, 03/11/2039 (A)	650	690
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	500	540
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	605	632
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl F
6.148%, 09/11/2042 (A) (B)	548	374

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl G
6.148%, 09/11/2042 (A) (B)	$955	$480
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.454%, 12/25/2036 (A)	49	70
BOCA Hotel Portfolio Trust, Ser 2013-BOCA, Cl C
2.301%, 08/15/2026 (A) (B)	3,600	3,610
CD Mortgage Trust, Ser 2006-CD2, Cl A4
5.305%, 01/15/2046 (A)	640	678
CGBAM Commercial Mortgage Trust, Ser 2013-BREH, Cl D
3.002%, 05/15/2030 (A) (B)	2,600	2,611
Chase Mortgage Finance, Ser 2007-A1, Cl 1A3
2.624%, 02/25/2037 (A)	2,103	2,115
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.582%, 02/25/2037 (A)	2,234	2,255
Chase Mortgage Finance, Ser 2007-A2, Cl 2A3
2.655%, 07/25/2037 (A)	2,819	2,834
CHL Mortgage Pass-Through Trust, Ser 2003-46, Cl 2A1
2.799%, 01/19/2034 (A)	4,772	4,799
CHL Mortgage Pass-Through Trust, Ser 2004-9, Cl A4
5.250%, 06/25/2034	3,341	3,391
Citicorp Mortgage Securities, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	244	255
Citicorp Mortgage Securities, Ser 2007-2, Cl 1A3
6.000%, 02/25/2037	1,298	1,361
Citigroup Commercial Mortgage Trust, Ser 2006-FL2, Cl J
0.730%, 08/15/2021 (A) (B)	385	380
Citigroup Commercial Mortgage Trust, Ser 2007-FL3A, Cl D
0.401%, 04/15/2022 (A) (B)	1,865	1,849
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	77	77
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
2.694%, 04/25/2037 (A)	1,307	1,170
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
2.688%, 11/25/2038 (A) (B)	3,436	3,474
Citigroup Mortgage Loan Trust, Ser 2010-9, Cl 5A1
4.750%, 03/25/2037 (B)	3,936	3,937

64	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Comm Mortgage Trust, Ser 2014-BBG, Cl A
0.952%, 03/15/2029 (A) (B)	$4,480	$4,488
Comm Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.917%, 02/10/2047 (A)	37,155	1,987
Commercial Mortgage Pass-Through Certificates, Ser 2007-C9, Cl AJFL
0.840%, 12/10/2049 (A) (B)	2,500	2,378
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (B)	198	203
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	57	57
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	78	78
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	91	91
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	173	174
Commercial Mortgage Pass-Through Certificates, Ser 2013-FL3, Cl MMHP
3.752%, 10/13/2028 (A) (B)	4,000	4,048
Commercial Mortgage Pass-Through Certificates, Ser 2014-TWC, Cl D
2.402%, 02/13/2032 (A) (B)	3,000	3,001
Commercial Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	212	213
Commercial Mortgage Trust, Ser 2013-CR10, Cl XA, IO
1.040%, 08/10/2046 (A)	49,109	2,854
Countrywide Alternative Loan Trust, Ser 2003-J1, Cl 3A1
5.000%, 10/25/2018	1,154	1,143
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-26, Cl 2A1
0.552%, 08/25/2033 (A)	199	195
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
2.260%, 07/25/2034 (A)	1,258	1,255
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	956	984

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AMFL
0.381%, 01/15/2049 (A)	$5,110	$4,758
Credit Suisse Commercial Mortgage Trust, Ser 2017-ICE, Cl D
2.400%, 12/31/2049	2,000	2,000
Credit Suisse First Boston Mortgage Securities, Ser 2002-AR31, Cl 4A1
2.663%, 11/25/2032 (A)	71	71
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 6A1
2.474%, 06/25/2034 (A)	5,497	5,534
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/2037	2,800	2,843
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl AM
5.793%, 06/15/2038 (A)	3,960	4,293
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	32	35
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl AM
5.509%, 09/15/2039	3,000	3,249
Credit Suisse Mortgage Capital Certificates, Ser 2007-C2, Cl A3
5.542%, 01/15/2049 (A)	1,630	1,791
Credit Suisse Mortgage Trust, Ser 2006-TF2A, Cl SVJ
1.371%, 10/15/2021 (A) (B)	3,300	3,294
Credit Suisse Mortgage Trust, Ser 2014-SURF, Cl D
2.410%, 02/15/2029 (A) (B)	1,500	1,497
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-MH1, Cl AF3
5.970%, 10/25/2036 (B)	504	504
CS First Boston Mortgage Securities, Ser 2002-AR8, Cl 6A1
2.492%, 09/25/2034 (A)	3,183	3,216
DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/2045 (B)	261	261
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	291	304
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.602%, 07/10/2044 (A) (B)	42,929	2,265
Del Coronado Trust, Ser 2013-HDC, Cl E
2.802%, 03/15/2026 (A) (B)	3,000	3,003
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2007-OA5, Cl A1A
0.352%, 08/25/2047 (A)	2,099	1,898

SEI Institutional Investments Trust / Annual Report / May 31, 2014	65

SCHEDULE OF INVESTMENTS

Opportunistic Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
0.696%, 06/25/2034 (A)	$5,829	$5,490
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	3,588	3,623
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A1A
0.991%, 09/19/2044 (A)	463	444
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A2A
0.972%, 09/19/2044 (A)	3,075	2,989
DSLA Mortgage Loan Trust, Ser 2004-AR4, Cl 2A1A
0.511%, 01/19/2045 (A)	1,955	1,715
Extended Stay America Trust, Ser 2013-ESFL, Cl CFL
1.651%, 12/05/2031 (A) (B)	2,400	2,399
Extended Stay America Trust, Ser 2013-ESFL, Cl DFL
3.291%, 12/05/2031 (A) (B)	3,560	3,581
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.702%, 02/25/2048 (A) (B)	4,231	4,233
FDIC Structured Sale Guaranteed Notes, Ser 2010-S2, Cl 1A
0.652%, 11/29/2037 (A) (B)	1,281	1,276
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
2.250%, 05/25/2035 (A)	491	463
First Horizon Pass-Through Trust, Ser 2003-8, Cl 1A3
5.000%, 10/25/2033	591	590
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.101%, 05/25/2024 (A)	510	510
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.101%, 05/25/2024 (A)	415	415
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.489%, 11/10/2045 (A)	995	1,045
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/2041	585	585
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
3.655%, 12/19/2033 (A)	1,383	1,383
Granite Master Issuer, Ser 2006-3, Cl A4
0.229%, 12/20/2054 (A)	544	540

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Granite Master Issuer, Ser 2006-4, Cl A6
0.329%, 12/20/2054 (A)	$75	$75
Granite Master Issuer, Ser 2007-1, Cl 2A1
0.289%, 12/20/2054 (A)	79	78
Granite Master Issuer, Ser 2007-1, Cl 3A1
0.349%, 12/20/2054 (A)	707	703
GS Mortgage Securities II, Ser 2006-GG6, Cl AM
5.598%, 04/10/2038 (A)	2,000	2,140
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	114	120
GS Mortgage Securities II, Ser 2010-C2, Cl XA, IO
0.662%, 12/10/2043 (A) (B)	59,929	783
GS Mortgage Securities II, Ser 2011-GC3, Cl X, IO
1.081%, 03/10/2044 (A) (B)	46,490	1,765
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	53	53
GS Mortgage Securities II, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	122	122
GS Mortgage Securities II, Ser 2013-GC14, Cl A1
1.217%, 08/10/2046	300	301
GS Mortgage Securities II, Ser 2013-KYO, Cl D
2.751%, 11/08/2029 (A) (B)	1,310	1,334
GS Mortgage Securities II, Ser 2013-KYO, Cl XA1, IO
3.249%, 11/08/2029 (A) (B)	32,323	681
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.552%, 10/25/2032 (A)	141	138
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1

2.814%, 01/25/2035 (A)	682	671
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.667%, 04/25/2035 (A)	1,077	1,049
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
2.656%, 09/25/2035 (A)	1,495	1,512
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.662%, 01/25/2036 (A)	3,016	2,839
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
2.560%, 08/19/2034 (A)	5,465	5,627

66	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.383%, 11/19/2034 (A)	$162	$152
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1A
0.489%, 06/20/2035 (A)	4,222	4,045
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.151%, 11/05/2030 (A) (B)	375	375
Hilton USA Trust, Ser 2013-HLF, Cl BFL
1.651%, 11/05/2030 (A) (B)	3,000	3,003
Hilton USA Trust, Ser 2013-HLF, Cl CFL
2.051%, 11/05/2030 (A) (B)	1,500	1,502
Hilton USA Trust, Ser 2013-HLF, Cl DFL
2.901%, 11/05/2030 (A) (B)	5,000	5,009
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.474%, 07/25/2035 (A)	1,723	1,657
Impac CMB Trust, Ser 2004-10, Cl 4M1
1.054%, 03/25/2035 (A)	318	284
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.400%, 04/25/2037 (A)	2,049	1,940
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
3.009%, 07/25/2037 (A)	1,144	983
JPMorgan Alternative Loan Trust, Ser 2007-A1, Cl 2A1
2.531%, 03/25/2037 (A)	657	519
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl A4
5.335%, 08/12/2037 (A)	4,941	5,052
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB12, Cl A3B
5.289%, 09/12/2037 (A)	272	274
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB13, Cl A4
5.244%, 01/12/2043 (A)	2,000	2,104
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (A)	950	989
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
5.863%, 04/15/2045 (A)	320	345

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	$98	$101
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (B)	153	157
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl XA, IO
2.029%, 08/05/2032 (A) (B)	14,547	1,287
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl XA, IO
1.369%, 02/15/2046 (A) (B)	35,732	1,728
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046 (B)	4	4
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	26	26
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	52	51
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-ALC, Cl B
3.001%, 07/17/2026 (A) (B)	4,450	4,505
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-ALC, Cl D
3.601%, 07/17/2026 (A) (B)	1,300	1,312
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	226	228
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-FL3, Cl XCP, IO
1.661%, 04/15/2028 (A) (B)	29,558	79
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-INN, Cl A
1.552%, 10/15/2030 (A) (B)	3,030	3,033
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-INN, Cl D
3.552%, 10/15/2030 (A) (B)	3,000	3,013
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-JWRZ, Cl C
1.651%, 04/15/2030 (A) (B)	3,000	2,985

SEI Institutional Investments Trust / Annual Report / May 31, 2014	67

SCHEDULE OF INVESTMENTS

Opportunistic Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-JWRZ, Cl D
3.141%, 04/15/2030 (A) (B)	$1,400	$1,399
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-FBLU, Cl C
2.152%, 12/15/2028 (A) (B)	4,000	4,025
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	969	1,000
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
2.777%, 06/25/2035 (A)	1,991	2,009
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 2A1
2.733%, 07/25/2035 (A)	431	436
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
2.776%, 07/25/2035 (A)	2,218	2,256
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
2.736%, 07/25/2035 (A)	1,657	1,682
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
2.663%, 07/25/2035 (A)	1,378	1,404
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
2.581%, 06/25/2037 (A)	148	125
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl AM
5.878%, 06/15/2038 (A)	1,420	1,544
Marathon CLO, Ser 2005-2A, Cl B
1.035%, 12/20/2019 (A) (B)	2,000	1,958
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.532%, 07/25/2035 (A)	183	163
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	5,081	5,404
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.609%, 10/20/2029 (A)	575	582
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
0.794%, 01/25/2029 (A)	1,335	1,292
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A1
0.814%, 09/25/2029 (A)	2,326	2,344
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
2.728%, 07/25/2035 (A)	1,280	1,107

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Lynch Mortgage Investors, Ser 2004-1, Cl 2A1
2.146%, 12/25/2034 (A)	$2,585	$2,540
Merrill Lynch Mortgage Trust, Ser MCP1, Cl AM
4.805%, 06/12/2043 (A)	4,615	4,788
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	197	213
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	1,000	1,030
Morgan Stanley Capital I, Ser 2006-T23, Cl AAB
5.796%, 08/12/2041 (A)	1,255	1,281
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (A)	5,000	5,154
Morgan Stanley Capital I, Ser 2007-XLFA, Cl A2
0.252%, 10/15/2020 (A) (B)	3,402	3,397
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.104%, 11/25/2034 (A)	1,745	1,731
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
0.424%, 09/25/2035 (A)	670	665
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	101	101
Motel 6 Trust, Ser 2012-MTL6, Cl XA1, IO
3.005%, 10/05/2025 (A) (B)	21,810	337
MRFC Mortgage Pass-Through Trusts, Ser 2002-TBC2, Cl A
1.011%, 08/15/2032 (A)	1,299	1,222
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
4.793%, 10/25/2034	2,614	2,758
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-1, Cl A4
0.550%, 02/25/2035 (A)	54	54
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.410%, 04/25/2035 (A)	906	906
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
2.402%, 07/25/2038 (A)	2,479	2,438
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
2.497%, 08/25/2033 (A)	3,261	3,306

68	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Residential Accredit Loans, Ser 2006-QO10, Cl A1
0.310%, 01/25/2037 (A)	$6,566	$4,930
Residential Accredit Loans, Ser 2007-QO3, Cl A1
0.310%, 03/25/2047 (A)	1,919	1,565
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
5.437%, 08/25/2022 (A)	1,276	1,117
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 2A1
4.500%, 05/25/2019	1,763	1,807
Residential Funding Securities LLC, Ser 2003-RM2, Cl AI5
8.500%, 05/25/2033	341	364
SCG Trust, Ser SRP1, Cl A
1.551%, 11/15/2026 (A) (B)	1,780	1,786
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
0.952%, 10/20/2027 (A)	1,768	1,739
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	242	237
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (A)	2,195	2,214
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	3,388	3,243
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/2043 (A)	1,741	1,560
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/2057 (A) (B)	3,863	3,937
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (B)	2,351	2,382
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	2,788	2,787
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	170	170
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (B)	2,505	2,501
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
2.531%, 03/25/2034 (A)	3,478	3,501
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
0.524%, 07/25/2034 (A)	5,728	5,442

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.452%, 04/25/2035 (A)	$2,886	$2,816
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-17A, Cl 2A1
2.383%, 05/25/2033 (A)	5,053	5,167
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.790%, 09/25/2043 (A)	3,156	3,103
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
0.894%, 09/25/2044 (A)	2,749	2,627
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
2.226%, 04/25/2045 (A)	2,573	2,613
Thornburg Mortgage Securities Trust, Ser 2005-2, Cl A1
2.522%, 07/25/2045 (A)	3,090	3,084
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
1.450%, 03/25/2037 (A)	2,930	2,717
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 1A1
2.346%, 09/25/2037 (A)	3,193	3,152
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.302%, 05/10/2045 (A) (B)	12,744	1,634
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	87	86
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	65	65
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	214	213
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	145	148
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.239%, 10/15/2044 (A)	126	131
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.457%, 12/15/2044 (A)	225	237
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A2
5.935%, 06/15/2045	278	282

SEI Institutional Investments Trust / Annual Report / May 31, 2014	69

SCHEDULE OF INVESTMENTS

Opportunistic Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C28, Cl AM
5.603%, 10/15/2048 (A)	$3,660	$3,981
Wachovia Bank Commercial Mortgage Trust, Ser 2007-WHL8, Cl A2
0.291%, 06/15/2020 (A) (B)	4,820	4,773
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.422%, 10/25/2033 (A)	4,760	4,825
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR11, Cl A6
2.433%, 10/25/2033 (A)	1,036	1,051
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.298%, 08/25/2033 (A)	3,323	3,367
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
2.546%, 03/25/2034 (A)	6,401	6,438
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.608%, 07/25/2044 (A)	5,625	5,620
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
0.514%, 11/25/2034 (A)	2,685	2,564
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A2A
0.526%, 11/25/2034	3,721	3,559
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.401%, 01/25/2035 (A)	6,689	6,722
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
1.526%, 04/25/2044 (A)	3,469	3,427
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
0.550%, 06/25/2044 (A)	3,742	3,532
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	2,133	2,257
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	394	413
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A1A
0.470%, 01/25/2045 (A)	2,883	2,683
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
0.554%, 01/25/2045 (A)	1,513	1,420

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.470%, 08/25/2045 (A)	$3,691	$3,488
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
1.576%, 10/25/2045 (A)	712	711
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
2.379%, 12/25/2035 (A)	202	195
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
0.420%, 12/25/2045 (A)	3,689	3,491
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
0.424%, 12/25/2045 (A)	326	310
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A1A
0.464%, 01/25/2045 (A)	1,433	1,413
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.480%, 01/25/2045 (A)	2,052	2,013
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A23
0.534%, 01/25/2045 (A)	1,687	1,664
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
0.384%, 04/25/2045 (A)	3,554	3,372
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
0.440%, 07/25/2045 (A)	4,272	4,035
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
0.474%, 07/25/2045 (A)	2,041	1,932
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR12, Cl 1A2
2.407%, 10/25/2036 (A)	1,673	1,462
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
2.018%, 04/25/2047 (A)	4,780	3,505
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	88	88

70	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	$306	$307
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
2.620%, 09/25/2033 (A)	1,937	1,969
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
2.626%, 05/25/2034 (A)	468	472
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
2.615%, 07/25/2034 (A)	1,759	1,782
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.902%, 08/25/2034 (A)	2,606	2,660
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
2.615%, 09/25/2034 (A)	4,248	4,307
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 1A1
2.615%, 09/25/2034 (A)	5,140	5,174
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
2.618%, 09/25/2034 (A)	1,231	1,261
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
2.643%, 10/25/2034 (A)	6,348	6,386
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
2.617%, 11/25/2034 (A)	5,940	6,019
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.615%, 12/25/2034 (A)	2,369	2,414
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
2.610%, 02/25/2035 (A)	4,787	4,824
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 1A1
2.614%, 06/25/2035 (A)	6,839	6,971
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
2.614%, 06/25/2035 (A)	5,130	5,212

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A17
2.614%, 06/25/2035 (A)	$1,750	$1,772
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
2.615%, 06/25/2035 (A)	523	525
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
2.618%, 06/25/2035 (A)	1,724	1,743
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
2.610%, 02/25/2034 (A)	1,276	1,301
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
2.628%, 03/25/2035 (A)	2,439	2,469
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
5.024%, 05/25/2035 (A)	666	677
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
2.616%, 06/25/2035 (A)	2,463	2,514
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 3A1
2.621%, 06/25/2034 (A)	2,439	2,479
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-4, Cl 2A2
5.500%, 04/25/2036	646	633
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.702%, 09/25/2036 (A)	1,146	1,072
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR2, Cl 2A1
2.641%, 03/25/2036 (A)	401	402
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.106%, 02/15/2044 (A) (B)	30,559	1,079
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (B)	26	26
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	274	276

SEI Institutional Investments Trust / Annual Report / May 31, 2014	71

SCHEDULE OF INVESTMENTS

Opportunistic Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	$90	$90

		566,923

Total Mortgage-Backed Securities (Cost $740,763) ($ Thousands)		750,222

LOAN PARTICIPATIONS — 24.6%
Activision Blizzard, Term Loan B
3.250%, 10/12/2020	2,543	2,542
Advanstar Communications, Term Loan
5.500%, 04/29/2019	990	995
Advantage Sales and Marketing, Term Loan
8.250%, 06/17/2018	738	740
4.250%, 12/18/2017	3,068	3,073
Affinia Group
4.750%, 04/25/2020	2,719	2,726
Affinia Group, 2nd Lien
4.750%, 04/25/2020	138	138
Affinion Group Holdings, Term Loan
6.750%, 10/09/2016	4,948	4,958
Air Medical Group Holdings, Term Loan B1
5.000%, 06/30/2018	1,384	1,387
Alere, Term Loan B
4.250%, 06/30/2017	492	493
Alinta Ltd., Unfunded Term Loan
0.500%, 08/13/2018	195	3
Alinta, Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,964	3,005
Allegion US Holding, Term Loan B, 1st Lien
3.000%, 09/25/2020	3,990	3,967
Alliance Laundry Systems LLC, Term Loan B
4.500%, 12/10/2018	33	33
4.250%, 12/10/2018	2,749	2,746
Alliant Holdings, Term Loan, Tranche 1
4.250%, 12/20/2019	3,866	3,873
Allison Transmission
3.750%, 08/23/2019	4,237	4,232
Alpha Natural Resources, Term Loan B
3.500%, 05/22/2020	2,230	2,158
AMC Entertainment, Term Loan
3.500%, 04/30/2020	1,995	1,992
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	2,239	2,230

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Renal Holdings, Term Loan
8.500%, 03/20/2020	$1,310	$1,308
4.500%, 08/20/2019	1,337	1,335
Applied Systems, Term Loan, 1st Lien
4.250%, 01/25/2021	3,294	3,300
Applied Systems, Term Loan, 2nd Lien
7.500%, 01/24/2022	1,775	1,804
Aramark US
0.001%, 07/26/2016	27	27
Aramark, 1st Lien
3.250%, 02/24/2021	5,126	5,085
Ardagh Holdings USA, 1st Lien
4.000%, 12/17/2019	1,000	998
Ardagh, Cov-Lite, Term Loan B, 1st Lien
4.250%, 12/17/2019	1,265	1,266
Aricent Technologies, 1st Lien
5.500%, 04/14/2021	3,600	3,595
Asurion, LLC, Term Loan
5.000%, 05/24/2019	2,289	2,297
Asurion, LLC, Term Loan B
4.250%, 06/19/2020	1,018	1,013
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	2,100	2,155
Atlas Energy, L.P., Term Loan B
6.500%, 07/31/2019	380	384
Atlas Energy, Term Loan B
6.500%, 07/31/2019	829	839
August LuxUK Holding, Term Loan
5.000%, 04/27/2018	585	585
August U.S. Holdings, Term Loan
5.000%, 04/27/2018	450	450
Avaya, Term Loan
6.500%, 03/31/2018	967	960
Avaya, Term Loan B-3
4.727%, 10/26/2017	806	779
Bally Technologies, 1st Lien
4.250%, 11/25/2020	2,347	2,352
Bass Pro Group LLC, Term Loan B
3.750%, 11/20/2019	2,836	2,829
Berry Plastics
3.500%, 02/08/2020	1,975	1,957
Berry Plastics, Term Loan D
3.500%, 02/08/2020	5	5
Biomet
3.733%, 07/25/2017	445	445
3.650%, 07/25/2017	39	40
3.650%, 07/25/2017	3,901	3,906
BJ’s Wholesale Club
4.500%, 09/26/2019	4,211	4,209
Booz Allen Hamiliton, Term Loan B1, 1st Lien
3.750%, 07/31/2019	1,643	1,648

72	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Boyd Acquisition
4.250%, 11/20/2017	$918	$919
Boyd Gaming, Term Loan B
4.000%, 08/14/2020	3,881	3,886
Brickman Group Holdings, Term Loan, 1st Lien
4.000%, 12/18/2020	3,491	3,474
Brickman Group Holdings, Term Loan, 2nd Lien
7.500%, 12/17/2021	803	817
Bright Horizons Family Solutions LLC, Term Loan
5.250%, 01/30/2020	—	—
3.750%, 01/30/2020	346	345
Britax Childcare, Cov-Lite
4.500%, 10/15/2020	622	582
Burlington Coat Factory, Term Loan B
4.250%, 02/23/2017	448	452
Calpine
4.000%, 04/01/2018	1,283	1,285
CBS Outdoor Americas Capital LLC, 1st Lien
3.000%, 01/31/2021	1,281	1,273
CDW, Term Loan
3.250%, 04/29/2020	1,980	1,953
Cedar Fair L.P.
3.250%, 03/06/2020	491	493
Cengage Learning Acquisitions, Term Loan, 1st Lien
7.000%, 03/31/2020	980	993
Cequel Communications
3.500%, 02/14/2019	6	6
3.500%, 02/10/2019	2,403	2,398
Ceramtec Acquisition, Initial Dollar
4.250%, 08/30/2020	73	73
Ceramtec Acquisition, Term Loan B3
4.250%, 08/30/2020	224	224
CeramTec GmbH, Term Loan B
4.250%, 08/30/2020	739	739
Ceridian, Term Loan
4.401%, 08/14/2015	4,147	4,151
Charter Communications Operating LLC, Term Loan E
3.000%, 07/01/2020	3,052	3,008
Chief Exploration
0.000%, 05/16/2021 (D)	1,500	1,515
Community Health Services, Term Loan D, 1st Lien
4.250%, 01/27/2021	2,620	2,634
Community Health Systems, Term Loan B
3.497%, 01/25/2017	94	94
3.400%, 01/25/2017	140	140

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ConvaTec Dollar
4.000%, 12/22/2016	$1,173	$1,174
Cumulus Media, 1st Lien
4.250%, 12/23/2020	4,324	4,332
DAE Aviation Holdings, 1st Lien
5.000%, 11/02/2018	3,117	3,148
DAE Aviation Holdings, Term Loan, 1st Lien
7.750%, 08/05/2019	1,000	1,015
Davita, Term Loan B2
4.000%, 11/01/2019	988	989
Dealertrack, Cov-Lite, Term Loan B, 1st Lien
3.500%, 02/28/2021	1,550	1,547
Dex Media West, Term Loan
8.000%, 12/30/2016	2,197	1,984
Digital Globe
3.750%, 01/25/2020	743	743
Dunkin’ Brands, Term Loan
3.250%, 02/05/2021	4,666	4,615
EFS Cogen, Term Loan B, 1st Lien
3.750%, 12/17/2020	1,791	1,791
Emergency Medical Services
4.000%, 05/25/2018	78	78
Emergency Medical Services, Initial Term Loan
4.000%, 04/27/2018	377	376
4.000%, 05/25/2018	769	768
Endurance International, 1st Lien
5.000%, 11/09/2019	2,869	2,878
Energy Transfer Equity, Term Loan B, 1st Lien
3.250%, 12/02/2019	4,485	4,435
Entegris, Term Loan B, 1st Lien
3.500%, 04/30/2021	3,000	2,980
Entravision Communications, Term Loan B
3.500%, 05/31/2020	1,307	1,287
EP Energy LLC, Term Loan, Tranche 1
4.500%, 04/30/2019	188	188
EP Energy, Term Loan B
3.500%, 05/24/2018	1,213	1,210
Epicor, Cov-Lite, 1st Lien
4.000%, 05/16/2018	2,336	2,338
Equinox Fitness Clubs, Term Loan B
4.250%, 01/31/2020	1,485	1,482
Evergreen Skills
4.500%, 04/28/2021	1,389	1,389
Evergreen Skills, Term Loan, 1st Lien
4.500%, 04/28/2021	3,230	3,230
Evergreen Skills Lux, Cov-Lite, Term Loan, 2nd Lien
7.750%, 04/28/2022	2,095	2,076

SEI Institutional Investments Trust / Annual Report / May 31, 2014	73

SCHEDULE OF INVESTMENTS

Opportunistic Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Eze Castle, Term Loan, 1st Lien
4.000%, 04/06/2020	$522	$522
Fibertech Networks, LLC, Term Loan B
4.000%, 11/30/2016	2,394	2,383
First Data, Term Loan
4.150%, 03/23/2018	3,936	3,936
Firth Rixson Ltd., Term Loan B
4.250%, 06/30/2017	2,193	2,184
Flash Dutch, Term Loan B
4.000%, 02/01/2020	1,985	1,983
Fortescue Metals Group, Ltd., 1st Lien
3.750%, 06/30/2019	1,292	1,290
Four Seasons Holdings, Term Loan
3.500%, 06/27/2020	1,343	1,339
Freescale Semiconductor
5.000%, 02/13/2020	3,328	3,331
FTS International, Term Loan B
5.750%, 04/16/2021 (D)	1,984	1,997
Generac Power Systems, Term Loan B
3.500%, 05/30/2018	1,545	1,533
Genesys Telecom
4.000%, 02/08/2020	2,049	2,038
Genpact International, Term Loan B
3.500%, 08/17/2019	1,976	1,977
GNC, Term Loan, 1st Lien
3.250%, 03/02/2018	4,952	4,915
GO Daddy, Cov-Lite, Term Loan B, 1st Lien
4.750%, 05/13/2021 (G)	1,200	1,204
Gray Television, Term Loan B
4.500%, 10/11/2019	286	286
Greeneden US Holdings, Delayed Draw, Term Loan, 1st Lien
4.500%, 11/13/2020	1,746	1,748
Grifols Worldwide Operations, Term Loan B, 2nd Lien
3.150%, 02/27/2021	3,747	3,728
H.J. Heinz, Term Loan B2
3.500%, 03/27/2020	1,827	1,836
Harbor Freight Tools, Term Loan
4.750%, 07/26/2019	3,716	3,734
Harron Communications, Term Loan B
3.500%, 10/06/2017	556	555
HCA, Term Loan
2.905%, 03/31/2017	299	299
Hilton Hotels, Cov-Lite, Term Loan B, 1st Lien
3.500%, 10/26/2020	2,392	2,382
Hilton Worldwide, Term Loan B, 1st Lien
3.500%, 10/26/2020	133	132

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Houghton International, Term Loan
4.000%, 12/20/2019	$247	$247
HUB International, Ltd., Term Loan B, 1st Lien
4.250%, 10/02/2020	5,075	5,068
Hudson’s Bay, Cov-Lite, Term Loan B, 1st Lien
4.750%, 11/04/2020	3,250	3,278
Hudson’s Bay, Term Loan, 1st Lien
4.750%, 11/04/2020	1,375	1,386
Ikaria, 2nd Lien
8.750%, 02/14/2022	540	547
Ikaria, Cov-Lite, 1st Lien
5.000%, 02/12/2021	800	803
IMS Health
3.500%, 03/17/2021	2,063	2,049
Ineos Holdings Limited, Cov-Lite
3.750%, 05/04/2018	1,510	1,500
Infor, Term Loan B, 1st Lien
3.750%, 06/03/2020	3,981	3,948
Information Resources, Cov-Lite
4.750%, 09/30/2020	121	121
Information Resources, Cov-Lite, Tranche 2
4.750%, 09/30/2020	97	97
Information Resources, Cov-Lite, Tranche 3
4.750%, 09/30/2020	57	57
Information Resources, Cov-Lite, Tranche 4
4.750%, 09/30/2020	23	23
Intelsat Jackson Holdings, Term Loan
3.750%, 06/30/2019	1,678	1,680
Interactive Data, Cov-Lite, Term Loan, 1st Lien
4.750%, 05/02/2021	3,204	3,226
Inventiv Health, Incremental Term Loan B-3
7.750%, 05/15/2018	267	266
Inventiv Health, Term Loan B
7.500%, 08/04/2016	1,600	1,604
ION Trading Technologies Ltd., Term Loan
4.500%, 05/22/2020	1,538	1,535
ION Trading Technologies, Cov-Lite, 2nd Lien
8.250%, 05/22/2021	2,420	2,432
J. Crew Group, 1st Lien
4.000%, 03/05/2021	3,519	3,497
J. Crew Group, Term Loan B
4.000%, 03/05/2021	1,649	1,638
Kronos, Incremental Term Loan
4.500%, 10/30/2019	4,190	4,198

74	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Language Line, Term Loan B
6.250%, 06/20/2016	$4,085	$4,083
Lee Enterprises
7.250%, 03/31/2019	545	546
Lee Enterprises, Term Loan B
7.250%, 03/31/2019	2,111	2,114
Leslie’s Poolmart, Cov-Lite, 1st Lien
4.250%, 10/16/2019	3,349	3,340
Level 3 Communications, Term Loan
4.000%, 08/01/2019	2,000	2,002
Level 3 Communications, Term Loan B
4.000%, 01/15/2020	1,500	1,502
Liberty Cablevision, Term Loan
6.000%, 06/09/2017	1,963	1,962
Light Tower Fiber, LLC
4.000%, 04/13/2020	1,985	1,976
Light Tower Fiber, LLC, Term Loan
8.000%, 04/12/2021	633	638
LPL Holdings, Term Loan B
3.250%, 03/29/2019	1,733	1,723
MacDermid, Term Loan
4.000%, 06/05/2020	1,985	1,983
Media General, Delayed Term Loan
4.250%, 07/31/2020	933	937
Mediacom Communications, Term Loan H
3.250%, 01/29/2021	3,126	3,091
MEG Energy
3.750%, 03/21/2020	634	635
Merlin Entertainments, Term Loan
3.400%, 07/01/2019	1,094	1,093
MGM Resorts International, Term Loan B
3.500%, 12/20/2019	412	410
MGM Resorts International, Term Loan B1
3.500%, 12/20/2019	1,170	1,166
Michaels Stores
3.750%, 01/24/2020	1,499	1,499
Michaels Stores, Term Loan
3.750%, 01/28/2020	488	488
Michaels Stores, Term Loan B
3.750%, 01/28/2020	488	488
Millennium Laboratories, LLC, Term Loan B, 1st Lien
5.250%, 04/16/2021	3,623	3,644
Minimax GmbH, Term Loan B
4.500%, 08/14/2020	3,881	3,883
Mohegan Tribal Gaming Authority, Term Loan A, 1st Lien
4.484%, 06/15/2018	2,261	2,261
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 11/19/2019	1,544	1,569

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MTL Publishing, Term Loan B
3.750%, 06/29/2018	$2,849	$2,838
Navistar International, Term Loan
5.750%, 08/17/2017	1,383	1,406
NCI Building Systems, Term Loan
4.250%, 06/24/2019	1,624	1,620
Nelson Education, Term Loan B-1
2.734%, 07/03/2014	730	596
Numericable, Term Loan B, 1st Lien
4.500%, 04/23/2020 (G)	1,752	1,755
NXP, Cov-Lite, Term Loan D, 1st Lien
3.750%, 01/11/2020	1,975	1,956
Ocwen Financial, Term Loan
5.000%, 02/15/2018	1,485	1,492
One Call Medical, Term Loan, 1st Lien
5.000%, 11/27/2020	5,530	5,535
OXEA, Term Loan
4.250%, 12/06/2019	2,501	2,501
OXEA, Term Loan B, Tranche 1
4.250%, 01/15/2020	6	6
Peabody Energy, Cov-Lite, Term Loan B, 1st Lien
4.250%, 09/24/2020	3,980	3,991
PETCO Animal Supplies, Term Loan B
4.000%, 11/24/2017	1,485	1,488
Pilot Travel Centers, LLC, Term Loan Tranche B
4.250%, 08/07/2019	983	985
Pinnacle Foods Group, LLC
3.250%, 04/29/2020	569	565
Pinnacle Foods Group, LLC, Term Loan G, 3rd Lien
3.250%, 04/29/2020	1	1
Pinnacle Foods Group, LLC, Term Loan H
3.250%, 04/29/2020	1,313	1,305
Post Holdings, Term Loan B, 1st Lien
0.000%, 06/02/2021 (D)	1,000	1,008
Progressive Waste Solutions, Term Loan B
3.000%, 10/24/2019	5,650	5,636
Proquest, Term Loan B
6.000%, 04/13/2018	490	492
PVH, Term Loan B, 2012 Bank Loan, Tranche 1
3.250%, 02/13/2020	478	480
Quintiles Transnational, Term Loan B3, 1st Lien
3.750%, 06/08/2018	3,497	3,492
Raycom TV Broadcasting, Tranche B
4.250%, 05/31/2017	582	580
RE/MAX International, Term Loan
4.000%, 07/31/2020	2,658	2,649

SEI Institutional Investments Trust / Annual Report / May 31, 2014	75

SCHEDULE OF INVESTMENTS

Opportunistic Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Realogy, Extended Synthetic Term Loan
0.018%, 10/10/2016	$88	$88
Redtop Acquisitions, Ltd., 1st Lien
4.500%, 12/03/2020	624	626
Redtop Acquisitions, Ltd., 2nd Lien
8.250%, 06/03/2021	523	537
Rexnord, LLC, Term B
4.000%, 08/21/2020	1,720	1,716
Rexnord, LLC, Term Loan B
4.000%, 08/21/2020	3,048	3,040
Rite Aid
3.500%, 02/21/2020	1,489	1,486
Ruby Western Pipeline
3.500%, 03/22/2020	777	776
Ruby Western Pipeline Holdings, Term Loan
3.500%, 03/27/2020	113	113
Salem Communications, Term Loan B
4.500%, 03/12/2020	1,445	1,443
Salix Pharmaceuticals, Ltd., Term Loan, 1st Lien
4.250%, 01/02/2020	1,068	1,073
Schaeffler Finance, Term Loan E
3.750%, 05/12/2020	1,225	1,230
Seadrill Partners, LLC, Term Loan B, 1st Lien
4.000%, 02/21/2021	3,973	3,955
Sealed Air, Term Loan
3.000%, 10/03/2018	1,976	1,978
Seaworld
3.000%, 05/14/2020	2,731	2,691
Seminole Hard Rock Entertainment, Term Loan B
3.500%, 05/14/2020	744	740
Serta Simmons Holdings, Term Loan B
4.250%, 10/01/2019	2,138	2,139
Sheridan Healthcare, Cov-Lite, 2nd Lien
8.250%, 12/20/2021	2,900	2,962
Sheridan Healthcare, Term Loan
4.500%, 06/29/2018	3,136	3,137
Shield Finance, Term Loan B
5.000%, 01/29/2021	1,800	1,807
Smart & Final, Cov-Lite, Term Loan
4.750%, 11/08/2019	988	989
Smart Technologies, Term Loan
10.500%, 01/31/2018	135	138
Sprouts Farmers Markets LLC, Term Loan
4.000%, 04/23/2020	1,068	1,067

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	$844	$838
SunGard Data Systems, Term Loan E
4.000%, 03/07/2020	1,670	1,672
Surgical Care Affiliates, LLC, Term Loan
4.000%, 06/29/2018	1,117	1,111
Surgical Care Affiliates, LLC, Term Loan B
4.234%, 12/29/2017	1,379	1,375
Syncreon Holdings, Ltd., Term Loan B, 1st Lien
5.250%, 10/28/2020	4,780	4,810
Syniverse Holdings, Term Loan
4.000%, 04/23/2019	1,212	1,210
Teine Energy Ltd., Term Loan B
7.500%, 05/17/2019	1,650	1,654
Telesat Canada, Term Loan B
3.500%, 03/28/2019	395	393
Templar Energy, Cov-Lite, 2nd Lien
8.000%, 11/25/2020	3,250	3,218
Texas Competitive
4.737%, 10/10/2017	108	86
Texas Competitive, Extended Term Loan
4.737%, 10/10/2017	756	605
The Neiman Marcus Group, Term Loan, 1st Lien
4.250%, 10/25/2020	3,980	3,968
The Pantry, Term Loan B
4.750%, 08/03/2019	985	992
TI Automotive Ltd., Term Loan B
5.500%, 03/27/2019	1,002	1,007
Trans Union, LLC, Term Loan, 1st Lien
4.000%, 04/09/2021	6,000	5,979
TransDigm
3.750%, 02/25/2020	3,961	3,935
TransDigm, Term Loan D, 1st Lien
0.000%, 05/21/2021 (D)	1,023	1,017
Travelport, LLC, Term Loan
6.250%, 06/26/2019	5	5
Travelport, Term Loan
6.250%, 06/21/2019	1,911	1,951
Tribune, Term Loan B, 1st Lien
4.000%, 12/27/2020	4,289	4,287
Tronox, Term Loan B
4.500%, 02/03/2018	533	534
4.000%, 02/08/2018	458	458
True Religion Apparel, Term Loan
5.875%, 07/30/2019	700	658
True Religion Apparel, Term Loan, 1st Lien
5.875%, 07/30/2019	693	651

76	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
TWCC Holding Weather Channel, Term Loan B
3.500%, 02/13/2017	$1,734	$1,720
TWCC Holding, Term Loan
7.000%, 12/11/2020	2,250	2,227
U.S. Telepacific, Term Loan
5.750%, 02/23/2017	973	975
Universal Health Services, Term Loan B
2.401%, 11/15/2016	155	155
Univision Communications, Extended Term Loan C-3
4.000%, 03/01/2020	1,586	1,582
Univision, Term Loan
4.000%, 03/01/2020	2,430	2,423
UPC Finance Partnership
3.250%, 06/30/2021	1,000	992
Valeant Pharmaceuticals International, Term Loan E
3.750%, 06/26/2020	1,839	1,835
Valeant Pharmaceuticals, Term Loan
3.750%, 02/13/2019	147	147
3.750%, 12/11/2019	1,471	1,466
Verint Systems, Term Loan B, 1st Lien
3.500%, 09/06/2019	5,778	5,757
Virgin Media Investment Company, Term Loan B
3.500%, 06/07/2020	3,800	3,768
VWR Funding, 1st Lien
3.400%, 04/03/2017	1,949	1,949
Walter Energy, Term Loan B
7.250%, 04/02/2018	2,477	2,397
Warner Music Group, Term Loan
3.750%, 07/01/2020	1,542	1,515
Waste Industries USA, Term Loan B
4.250%, 03/16/2017	1,365	1,364
WCA Waste Systems, Term Loan
4.000%, 03/23/2018	2,902	2,893
West, Term Loan
3.250%, 06/30/2018	980	969
Western Refining
4.250%, 11/12/2020	1,348	1,350
Wide Open West Finance
4.750%, 03/26/2019	713	717
Wilsonart International Holdings LLC, 1st Lien
4.000%, 10/24/2019	3,995	3,953
Windstream, Term Loan B4
3.500%, 01/23/2020	2,891	2,877
Zayo Group, Term Loan B
4.000%, 07/02/2019	5,459	5,447
Ziggo, Term Loan B1, 1st Lien
3.250%, 01/15/2022	912	899

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ziggo, Term Loan B2, 1st Lien
3.250%, 01/15/2022 (G)	$588	$579
Ziggo, Term Loan B3, 1st Lien
0.000%, 01/15/2022 (D) (G)	967	952

Total Loan Participations (Cost $460,704) ($ Thousands)		461,364

ASSET-BACKED SECURITIES — 24.4%

Automotive — 7.1%
AFIN, Ser 2013-3, Cl A1A
0.800%, 11/20/2015	525	526
Ally Auto Receivables Trust, Ser 2010-4, Cl A4
1.350%, 12/15/2015	269	269
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016 (B)	285	288
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	160	161
Ally Auto Receivables Trust, Ser 2011-2, Cl A4
1.980%, 04/15/2016	1,916	1,927
Ally Auto Receivables Trust, Ser 2011-5, Cl A3
0.990%, 11/16/2015	51	51
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	1,075	1,076
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	450	451
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	4,000	4,006
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	135	135
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	375	375
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	1,125	1,129
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	1,100	1,108
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.851%, 06/15/2017 (A)	289	290
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	620	624

SEI Institutional Investments Trust / Annual Report / May 31, 2014	77

SCHEDULE OF INVESTMENTS

Opportunistic Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.601%, 02/15/2018 (A)	$225	$225
Ally Master Owner Trust, Ser 2013-2, Cl A
0.601%, 04/15/2018 (A)	400	401
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.621%, 01/15/2019 (A)	875	876
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	47	47
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (B)	339	340
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017 (B)	187	188
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018 (B)	299	299
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/2017	74	74
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl B
2.280%, 06/08/2016	1,232	1,235
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/2016	442	442
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A3
1.230%, 09/08/2016	1,160	1,161
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	125	125
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	231	231
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A2
0.530%, 11/08/2016	380	380
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	310	310
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	790	791
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.531%, 03/08/2017 (A)	323	323

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A2
0.570%, 07/10/2017	$5,000	$5,002
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.701%, 03/15/2020 (A) (B)	223	224
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.451%, 01/15/2021 (A) (B)	547	546
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015 (B)	139	139
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	265	265
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016	119	119
BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/2015	16	16
BMW Vehicle Owner Trust, Ser 2013-A, Cl A3
0.670%, 11/27/2017	2,000	2,003
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	3,000	3,007
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	2,500	2,504
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A1
0.529%, 03/21/2016 (A)	750	751
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/2016	655	656
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	3,500	3,524
Carfinance Capital Auto Trust, Ser 2013-2A, Cl A
1.750%, 11/15/2017 (B)	856	859
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	150	153
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	26	26
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	74	74
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	55	56

78	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CarMax Auto Owner Trust, Ser 2013-1, Cl A2
0.420%, 03/15/2016	$35	$35
CarMax Auto Owner Trust, Ser 2013-3, Cl A2
0.590%, 08/15/2016	356	357
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (B)	26	26
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.902%, 11/07/2023 (A) (B)	198	199
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.602%, 05/07/2024 (A) (B)	1,547	1,549
Chesapeake Funding LLC, Ser 2013-1A, Cl A
0.602%, 01/07/2025 (A) (B)	1,020	1,021
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.572%, 03/07/2026 (A) (B)	650	650
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/2016 (B)	502	502
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	664	667
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	350	350
Credit Acceptance Auto Loan Trust, Ser 2011-1, Cl A
2.610%, 03/15/2019 (B)	21	21
Credit Acceptance Auto Loan Trust, Ser 2011-1, Cl B
3.960%, 09/15/2019 (B)	735	743
Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019 (B)	340	342
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (B)	465	469
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (B)	690	692
DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/17/2017 (B)	377	377
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (B)	256	256
Enterprise Fleet Financing LLC, Ser 2012-2, Cl A2
0.720%, 04/20/2018 (B)	139	139

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (B)	$1,005	$1,005
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/2019 (B)	700	702
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	295	295
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (B)	2,711	2,719
Fifth Third Auto Trust, Ser 2013-A, Cl A2
0.450%, 01/15/2016	174	174
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	237	238
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	79	80
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (B)	306	308
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/2017 (B)	350	351
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/2018 (B)	500	500
FITAT, Ser 2013-A, Cl A3
0.880%, 10/16/2017	555	558
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A4
1.350%, 12/15/2016	3,744	3,762
Ford Credit Auto Lease Trust, Ser 2012-A, Cl A4
1.030%, 04/15/2015	475	475
Ford Credit Auto Lease Trust, Ser 2013-A, Cl A2
0.460%, 05/15/2015	140	140
Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/2017	950	975
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	175	179
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	1,000	1,036
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	2,757	2,760

SEI Institutional Investments Trust / Annual Report / May 31, 2014	79

SCHEDULE OF INVESTMENTS

Opportunistic Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Auto Owner Trust, Ser 2013-A, Cl A2
0.380%, 11/15/2015	$27	$27
Ford Credit Auto Owner Trust, Ser 2013-C, Cl A2
0.550%, 04/15/2016	—	—
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A3
0.670%, 04/15/2018	770	770
Ford Credit Auto Owner Trust, Ser 2014-A, Cl A2
0.480%, 11/15/2016	690	690
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	175	179
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	725	726
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.501%, 09/15/2016 (A)	685	685
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.531%, 01/15/2018 (A)	195	195
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.621%, 09/15/2018 (A)	425	426
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	135	135
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.719%, 02/20/2017 (A)	840	841
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	16	16
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	125	125
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	300	301
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.700%, 12/10/2027 (A) (B)	3,570	3,577
Hertz Fleet Lease Funding, Ser 2014-1, Cl A
0.550%, 04/10/2028 (A) (B)	2,000	2,000
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (B)	150	151
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/2015	—	—

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Honda Auto Receivables Owner Trust, Ser 2012-2, Cl A3
0.700%, 02/16/2016	$506	$506
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	110	110
Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A2
0.540%, 01/15/2016	210	210
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A3
0.690%, 09/18/2017	5,000	5,010
Huntington Auto Trust, Ser 2011-1A, Cl A4
1.310%, 11/15/2016 (B)	350	352
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	110	110
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A3
0.920%, 08/17/2015 (B)	568	568
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A4
1.050%, 04/17/2017 (B)	300	301
Hyundai Auto Lease Securitization Trust, Ser 2013-B, Cl A2
0.750%, 03/15/2016 (B)	494	495
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/2017	600	604
Hyundai Auto Receivables Trust, Ser 2011-A, Cl B
2.450%, 04/15/2016	70	71
Hyundai Auto Receivables Trust, Ser 2011-B, Cl B
2.270%, 02/15/2017	130	132
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	31	31
Hyundai Auto Receivables Trust, Ser 2013-A, Cl A2
0.400%, 12/15/2015	97	97
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A2
0.570%, 06/15/2016	368	368
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A3
1.010%, 02/15/2018	5,000	5,034
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (B)	6,000	6,043
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	990	991

80	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	$660	$661
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	3,662	3,664
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A4
0.610%, 12/17/2018	845	846
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A2
0.500%, 03/15/2016	240	241
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.421%, 11/15/2016 (A) (B)	150	150
Motor PLC, Ser 2013-1, Cl A1
0.650%, 02/25/2021 (A) (B)	179	179
Nissan Auto Lease Trust, Ser 2012-A, Cl A3
0.980%, 05/15/2015	63	63
Nissan Auto Lease Trust, Ser 2012-B, Cl A3
0.580%, 11/16/2015	522	522
Nissan Auto Lease Trust, Ser 2013-B, Cl A2B
0.421%, 01/15/2016 (A)	240	240
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/2016	647	648
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	691	692
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	94	94
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	585	585
Nissan Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.520%, 04/15/2016	657	657
Nissan Auto Receivables Owner Trust, Ser 2013-B, Cl A3
0.840%, 11/15/2017	3,739	3,758
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.621%, 05/15/2017 (A)	3,175	3,184
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (B)	84	84
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (B)	390	391

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (B)	$345	$346
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (B)	440	440
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/2017	158	159
Santander Drive Auto Receivables Trust, Ser 2011-3, Cl B
2.500%, 12/15/2015	11	11
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	785	822
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A3
1.040%, 08/15/2016	392	392
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/2017	1,000	1,007
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	96	96
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	1	1
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	350	350
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2B
0.531%, 04/17/2017 (A)	620	620
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl A2A
0.660%, 06/15/2017	320	320
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (B)	58	59
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/2018 (B)	755	755
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	70	70
Toyota Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.480%, 02/15/2016	255	255
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	353	353
Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A4
1.980%, 09/20/2017	447	450

SEI Institutional Investments Trust / Annual Report / May 31, 2014	81

SCHEDULE OF INVESTMENTS

Opportunistic Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A3
0.850%, 08/22/2016	$2,527	$2,533
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	37	37
Volkswagen Auto Loan Enhanced Trust, Ser 2013-2, Cl A2
0.420%, 07/20/2016	850	850
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	405	405
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/2018 (B)	3,660	3,671
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/2017 (B)	605	605
Wheels SPV LLC, Ser 2012-1, Cl A2
1.190%, 03/20/2021 (B)	2,768	2,775
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	2,305	2,305
World Omni Auto Receivables Trust, Ser 2011-A, Cl A4
1.910%, 04/15/2016	428	430
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	33	33
World Omni Auto Receivables Trust, Ser 2013-A, Cl A2
0.430%, 05/16/2016	552	553
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	15	15
World Omni Automobile Lease Securitization Trust, Ser 2013-A, Cl A2B
0.471%, 05/16/2016 (A)	171	171
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.501%, 02/15/2018 (A) (B)	105	105

		133,970

Credit Cards — 4.9%
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.401%, 03/15/2017 (A)	3,635	3,644
American Express Credit Account Master Trust, Ser 2011-1, Cl A
0.321%, 04/17/2017 (A)	4,250	4,251
American Express Credit Account Master Trust, Ser 2012-2, Cl B
0.990%, 03/15/2018	100	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Express Credit Account Master Trust, Ser 2013-1, Cl A
0.571%, 02/16/2021 (A)	$310	$311
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	305	306
American Express Credit Account Master Trust, Ser 2014-1, Cl A
0.521%, 12/15/2021 (A)	5,000	5,000
BA Credit Card Trust, Ser 2014-A1, Cl A
0.531%, 06/15/2021 (A)	5,000	5,005
BA Credit Card Trust, Ser 2014-A2, Cl A
0.421%, 09/16/2019 (A)	5,000	5,004
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.511%, 12/16/2019 (A)	525	527
Cabela’s Master Credit Card Trust, Ser 2011-4A, Cl A2
0.701%, 10/15/2019 (A) (B)	710	715
Cabela’s Master Credit Card Trust, Ser 2012-2A, Cl A2
0.631%, 06/15/2020 (A) (B)	3,500	3,523
Cabela’s Master Credit Card Trust, Ser 2013-2A, Cl A2
0.801%, 08/16/2021 (A) (B)	210	212
Cabela’s Master Credit Card Trust, Ser 2014-1, Cl A
0.501%, 03/16/2020 (A)	2,670	2,671
Capital One Multi-Asset Execution Trust, Ser 2007-A5, Cl A5
0.191%, 07/15/2020 (A)	6,000	5,950
Capital One Multi-Asset Execution Trust, Ser 2013-A2, Cl A2
0.331%, 02/15/2019 (A)	325	325
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/2019	615	616
Chase Issuance Trust, Ser 2007-A2, Cl A2
0.201%, 04/15/2019 (A)	6,000	5,965
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.401%, 04/15/2019 (A)	1,000	993
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	750	753
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	725	726
Chase Issuance Trust, Ser 2012-A9, Cl A9
0.301%, 10/16/2017 (A)	5,000	5,000

82	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.571%, 07/15/2020 (A)	$500	$502
Chase Issuance Trust, Ser 2013-A9, Cl A
0.571%, 11/16/2020 (A)	3,150	3,157
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	735	739
Citibank Credit Card Issuance Trust, Ser 2008-A6, Cl A6
1.349%, 05/22/2017 (A)	6,965	7,035
Citibank Credit Card Issuance Trust, Ser 2013-A12, Cl A12
0.453%, 11/07/2018 (A)	730	730
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
0.430%, 05/26/2020 (A)	4,000	4,000
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
0.910%, 07/23/2018	500	504
Citibank Credit Card Issuance Trust, Ser 2013-A6, Cl A6
1.320%, 09/07/2018	990	1,001
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	665	665
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/2019	1,250	1,255
Citibank Omni Master Trust, Ser 2009-A13, Cl A13
5.350%, 08/15/2018 (B)	550	556
Discover Card Execution Note Trust, Ser 2010-A2, Cl A2
0.731%, 03/15/2018 (A)	2,000	2,011
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.581%, 07/15/2021 (A)	6,250	6,270
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/2019	705	708
Discover Card Master Trust, Ser 2012-A4, Cl A4
0.521%, 11/15/2019 (A)	4,000	4,015
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	350	350
Dryrock Issuance Trust, Ser 2013-1, Cl A
0.491%, 07/16/2018 (A)	475	476
GE Capital Credit Card Master Note Trust, Ser 2012-1, Cl A
1.030%, 01/15/2018	3,000	3,010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	$260	$261
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (B)	125	125
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.581%, 09/15/2018 (A) (B)	490	492
Golden Credit Card Trust, Ser 2014-1A, Cl A
0.475%, 03/15/2019 (A) (B)	860	860
Gracechurch Card Funding, Ser 2012-4A, Cl A
0.851%, 06/15/2017 (A) (B)	250	251
Master Credit Card Trust II, Ser 2013-3A, Cl A
0.582%, 01/22/2018 (A) (B)	450	451

		91,021

Other Asset-Backed Securities — 12.4%
1776 CLO Ltd., Ser 2006-1A, Cl B
0.675%, 05/08/2020 (A) (B)	5,000	4,898
Aames Mortgage Investment Trust, Ser 2004-1, Cl M4
1.729%, 01/25/2035 (A)	40	40
Aames Mortgage Investment Trust, Ser 2005-4, Cl M1
0.859%, 10/25/2035 (A)	1,459	1,456
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.492%, 01/25/2035 (A)	144	141
ACE Securities Home Equity Loan Trust, Ser 2005-SD3, Cl A
0.550%, 08/25/2045 (A)	49	49
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.252%, 09/25/2034 (A)	595	588
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.510%, 10/25/2034 (A)	738	723
Aircraft Lease Securitization Ltd., Ser 2007-1A, Cl G3
0.412%, 05/10/2032 (A) (B)	2,714	2,633
Airlie CLO, Ser 2006-1A, Cl A2
0.625%, 05/20/2020 (A) (B)	3,750	3,702
Airlie CLO, Ser 2006-1A, Cl B
0.985%, 05/20/2020 (A) (B)	2,000	1,967
Ally Master Owner Trust, Ser 2014-2, Cl A
0.521%, 01/16/2018 (A)	885	885

SEI Institutional Investments Trust / Annual Report / May 31, 2014	83

SCHEDULE OF INVESTMENTS

Opportunistic Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ameriquest Mortgage Securities, Ser 2005-R10, Cl A2B
0.372%, 01/25/2036 (A)	$1,546	$1,538
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF6
4.657%, 11/25/2035	828	829
Apidos CDO, Ser 2014-17A, Cl A1A
1.710%, 04/17/2026 (A) (B)	995	995
Apidos CLO XII, Ser 2013-12A, Cl A
1.327%, 04/15/2025 (A) (B)	500	492
Argent Securities, Ser 2006-W2, Cl A2B
0.342%, 03/25/2036 (A)	1,457	746
ARL First LLC, Ser 2012-1A, Cl A1
1.901%, 12/15/2042 (A) (B)	2,543	2,574
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
1.277%, 03/25/2034 (A)	320	281
Atrium IX, Ser 2013-9A, Cl A
1.538%, 02/28/2024 (A) (B)	535	530
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.396%, 04/17/2023 (A) (B)	770	770
Avenue CLO III, Ser 2006-3A, Cl A3L
0.978%, 07/20/2018 (A) (B)	2,000	1,960
Babson CLO, Ser 2007-1A, Cl A2A
0.443%, 01/18/2021 (A) (B)	3,033	2,997
Babson CLO, Ser 2013-IA, Cl A
1.328%, 04/20/2025 (A) (B)	350	345
Bayview Financial Acquisition Trust, Ser 2005-C, Cl A2
0.502%, 06/28/2044 (A)	231	231
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-EC1, Cl M1
0.564%, 12/25/2035 (A)	4,419	4,314
Carlyle High Yield Partners IX, Ser 2006-9A, Cl A1
0.474%, 08/01/2021 (A) (B)	4,447	4,389
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.470%, 10/25/2035 (A)	695	691
Cent CLO 16, Ser 2014-20A, Cl A
1.709%, 01/25/2026 (A) (B)	1,250	1,249
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2004-2, Cl 1A4
5.323%, 02/26/2035	897	907
Chatham Light CLO, Ser 2005-2A, Cl A1
0.473%, 08/03/2019 (A) (B)	70	69
CIFC Funding, Ser 2013-1A, Cl A1
1.379%, 04/16/2025 (A) (B)	265	261
CNH Equipment Trust, Ser 2011-B, Cl A3
0.910%, 08/15/2016	1,074	1,075

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CNH Equipment Trust, Ser 2011-C, Cl A3
1.190%, 12/15/2016	$90	$90
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	185	185
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	34	34
CNH Equipment Trust, Ser 2013-A, Cl A2
0.440%, 07/15/2016	46	47
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	305	305
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	530	530
CNH Wholesale Master Note Trust, Ser 2013-2A, Cl A
0.751%, 08/15/2019 (A) (B)	425	426
Conseco Finance Securitization, Ser 2002-1, Cl A
6.681%, 12/01/2033 (A)	1,059	1,067
Conseco Financial, Ser 1996-3, Cl A6
7.850%, 05/15/2027 (A)	457	459
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	1,883	1,968
Conseco Financial, Ser 1997-3, Cl A5
7.140%, 03/15/2028	320	341
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/2028	106	113
Conseco Financial, Ser 1997-6, Cl A8
7.070%, 01/15/2029	47	48
Conseco Financial, Ser 1997-7, Cl A7
6.960%, 07/15/2028 (A)	380	399
Countrywide Asset-Backed Certificates, Ser 2004-13, Cl MV2
0.682%, 05/25/2035 (A)	652	650
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.612%, 09/25/2034 (A)	17	17
Dryden Senior Loan Fund, Ser 2014-31A, Cl A
1.620%, 04/18/2026 (A) (B)	1,215	1,210
Dryden VIII Leveraged Loan CDO, Ser 2005-8A, Cl C
0.948%, 05/22/2017 (A) (B)	3,000	2,993
Fieldstone Mortgage Investment Trust, Ser 2004-3, Cl M4
1.999%, 08/25/2034 (A)	1,146	1,147
First Frankin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
0.640%, 09/25/2035 (A)	5,500	4,995

84	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF1, Cl 2A3
0.390%, 01/25/2036 (A)	$894	$882
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.402%, 06/25/2036 (A)	16,814	51
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.392%, 09/25/2026 (A)	305	132
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.412%, 12/25/2026 (A)	100	52
Gale Force CLO, Ser 2007-3A, Cl A1
0.468%, 04/19/2021 (A) (B)	2,327	2,311
GE Equipment Midticket LLC, Ser 2011-1, Cl A3
1.000%, 08/24/2015	31	31
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	60	60
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/2016	205	205
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A3
1.040%, 09/21/2015 (B)	586	587
GE Equipment Small Ticket LLC, Ser 2013-1A, Cl A2
0.730%, 01/25/2016 (B)	137	138
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/2017 (B)	615	618
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/2015	94	94
GE Equipment Transportation LLC, Ser 2013-2, Cl A2
0.610%, 06/24/2016	3,925	3,929
GSAMP Trust, Ser 2005-WMC2, Cl A2C
0.502%, 11/25/2035 (A)	1,742	1,644
GSAMP Trust, Ser 2006-HE2, Cl A2
0.334%, 03/25/2046 (A)	1,396	1,342
GSAMP Trust, Ser 2006-HE8, Cl A2C
0.322%, 01/25/2037 (A)	4,409	3,483
Halcyon Structured Asset Management Long Secured, Ser 2007-1A, Cl B
0.673%, 08/07/2021 (A) (B)	5,000	4,875

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl C2
3.960%, 10/15/2045 (B)	$1,200	$1,223
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl D2
4.940%, 10/15/2045 (B)	2,100	2,153
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl C2
2.487%, 01/16/2046 (B)	1,000	1,003
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl B2
1.495%, 05/16/2044 (B)	1,021	1,019
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl D2
2.388%, 05/16/2044 (B)	950	949
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T3, Cl D3
3.130%, 05/15/2046 (B)	3,000	2,980
HLSS Servicer Advance Receivables Trust, Ser 2014-T1, Cl DT1
2.286%, 01/17/2045 (B)	1,860	1,861
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
6.000%, 01/25/2037	10,827	2,571
HSBC Home Equity Loan Trust, Ser 2007-2, Cl AS
0.342%, 07/20/2036 (A)	5,503	5,435
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.440%, 11/25/2035 (A)	1,800	1,667
Indymac Residential Asset-Backed Trust, Ser 2005-C, Cl AII3
0.524%, 10/25/2035 (A)	2,900	2,760
ING IM CLO, Ser 2013-1A, Cl A1
1.367%, 04/15/2024 (A) (B)	3,555	3,514
ING IM CLO, Ser 2014-1RA, Cl A1R
1.434%, 03/14/2022 (A) (B)	1,000	1,000
ING Investment Management, Ser 2014-1A, Cl A1
1.769%, 04/18/2026 (A) (B)	970	970
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	129	129
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	870	871
John Deere Owner Trust, Ser 2013-B, Cl A2
0.550%, 01/15/2016	192	192
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-FLD1, Cl M2
0.640%, 07/25/2035 (A)	497	493

SEI Institutional Investments Trust / Annual Report / May 31, 2014	85

SCHEDULE OF INVESTMENTS

Opportunistic Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.282%, 11/25/2036 (A)	$461	$458
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/2017 (B)	295	295
LCM V, Ser 2007-5A, Cl B
0.614%, 03/21/2019 (A) (B)	2,250	2,171
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	1,731	1,773
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	289	302
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (A)	482	515
Lehman XS Trust, Ser 2005-9N, Cl 1A1
0.424%, 02/25/2036 (A)	296	256
Lightpoint CLO VIII, Ser 2007-8A, Cl C
1.977%, 07/25/2018 (A) (B)	2,085	2,088
Limerock CLO, Ser 2014-2A, Cl A
1.735%, 04/18/2026 (A) (B)	850	850
Master Asset-Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.204%, 08/25/2033 (A)	52	52
Master Asset-Backed Securities Trust, Ser 2005-AB1, Cl A3B
5.233%, 11/25/2035	4,590	4,617
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A3
0.314%, 11/25/2036 (A)	904	590
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A4
0.374%, 11/25/2036 (A)	73	48
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A5
0.364%, 10/25/2036 (A)	2,235	1,377
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl A2C
0.350%, 08/25/2036 (A)	431	420
Mid-State Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	1,432	1,541
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A2
0.690%, 05/09/2016 (B)	540	540
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.472%, 11/25/2035 (A)	5,000	4,859
Morgan Stanley ABS Capital I, Ser 2005-NC2, Cl M2
0.780%, 03/25/2035 (A)	4,964	4,904

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley ABS Capital I, Ser 2005-WMC5, Cl M3
0.885%, 06/25/2035 (A)	$160	$158
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.254%, 10/25/2036 (A)	3,213	1,902
Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.579%, 02/25/2033 (A)	59	56
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.154%, 04/25/2033 (A)	59	56
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV4
0.434%, 09/25/2036 (A)	3,145	2,755
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.458%, 03/27/2023 (A)	3,000	3,000
Neuberger Berman CLO Ltd., Ser 2014-16A, Cl A1
1.741%, 04/15/2026 (A) (B)	625	624
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.404%, 12/25/2035 (A)	3,488	3,401
New York City Tax Lien, Ser 2013-A, Cl A
1.190%, 11/10/2026 (B)	80	80
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl M5
0.410%, 04/25/2037 (A)	197	197
NewMark Capital Funding CLO, Ser 2013-1A, Cl A2
1.356%, 06/02/2025 (A) (B)	3,553	3,494
Northwoods Capital VII, Ser 2006-7A, Cl A3
0.468%, 10/22/2021 (A) (B)	1,352	1,349
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.358%, 07/17/2025 (A) (B)	300	296
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.348%, 04/20/2025 (A) (B)	200	197
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.148%, 04/20/2021 (A) (B)	240	240
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.650%, 02/25/2035 (A)	459	452
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.364%, 12/25/2035 (A)	1,384	1,364
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.254%, 02/25/2037 (A)	622	376

86	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl A4
5.910%, 01/15/2037	$708	$738
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl M1
5.990%, 01/15/2037	104	109
Ownit Mortgage Loan Trust, Ser 2006-3, Cl A2C
0.322%, 03/25/2037 (A)	5,643	5,352
Popular ABS Mortgage Pass- Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	3,200	3,225
Popular ABS Mortgage Pass- Through Trust, Ser 2005-3, Cl AF4
4.771%, 07/25/2035 (A)	773	785
Popular ABS Mortgage Pass- Through Trust, Ser 2005-B, Cl M1
0.634%, 08/25/2035 (A)	1,366	1,364
Race Point IV CLO, Ser 2007-4A, Cl A1A
0.425%, 08/01/2021 (A) (B)	2,601	2,577
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.474%, 01/25/2036 (A)	2,800	2,671
SACO I, Ser 2005-9, Cl A1
0.654%, 12/25/2035 (A)	1,578	1,485
SACO I, Ser 2005-WM3, Cl A1
0.674%, 09/25/2035 (A)	904	864
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
4.866%, 12/25/2033	477	484
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C
0.304%, 09/25/2036 (A)	1,816	1,718
Securitized Asset-Backed Receivables LLC, Ser 2006-NC3, Cl A2B
0.304%, 09/25/2036 (A)	4,634	2,273
Securitized Asset-Backed Receivables LLC, Ser 2007-BR5, Cl A2A
0.284%, 05/25/2037 (A)	1,209	849
Securitized Asset-Backed Receivables LLC, Ser 2007-NC1, Cl A2B
0.304%, 12/25/2036 (A)	2,807	1,559
Sierra Timeshare Receivables Funding LLC, Ser 2013-3A, Cl A
2.200%, 10/20/2030 (B)	2,548	2,574
Sierra Timeshare Receivables Funding LLC, Ser 2014-1A, Cl A
2.070%, 03/20/2030 (B)	4,560	4,590

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.001%, 12/16/2024 (A) (B)	$57	$57
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.450%, 05/26/2020 (A)	5,000	4,991
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.652%, 02/25/2021 (A)	4,000	4,022
SLM Student Loan Trust, Ser 2014-1, Cl A1
0.432%, 05/28/2019 (A)	2,691	2,691
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.532%, 07/26/2021 (A)	2,000	2,000
SLM Student Loan Trust, Ser 2014-2, Cl A1
0.400%, 07/25/2019 (A)	3,841	3,841
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
0.620%, 03/25/2036 (A)	3,458	2,937
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.454%, 11/25/2035 (A)	468	462
Specialty Underwriting & Residential Finance Trust, Ser 2005-AB1, Cl M1
0.584%, 03/25/2036 (A)	3,529	3,376
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	725	726
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
0.334%, 04/25/2036 (A)	1,098	973
Structured Asset Securities, Ser 2006-GEL3, Cl A2
0.380%, 07/25/2036 (A) (B)	1,634	1,621
Structured Asset Securities, Ser 2006-WF1, Cl A1
0.300%, 02/25/2036 (A)	319	314
Structured Asset Securities, Ser 2006-WF3, Cl A4
0.464%, 09/25/2036 (A)	1,820	1,593
Structured Asset Securities, Ser 2007-BC1, Cl A4
0.284%, 02/25/2037 (A)	5,370	4,578
Symphony CLO V, Ser 2007-5A, Cl A1
0.977%, 01/15/2024 (A) (B)	1,750	1,729
Symphony CLO, Ser 2007-3A, Cl A1A
0.464%, 05/15/2019 (A) (B)	2,854	2,832
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A2
0.530%, 11/16/2015 (B)	329	329

SEI Institutional Investments Trust / Annual Report / May 31, 2014	87

SCHEDULE OF INVESTMENTS

Opportunistic Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (B)	$290	$291

		232,806

Total Asset-Backed Securities (Cost $454,962) ($ Thousands)		457,797

CORPORATE OBLIGATIONS — 8.0%

Consumer Discretionary — 1.1%
Amazon.com
0.650%, 11/27/2015	150	151
Autozone
1.300%, 01/13/2017	950	951
Cedar Fair
5.250%, 03/15/2021	1,000	1,025
Comcast
5.850%, 11/15/2015	325	350
CVS Caremark
1.200%, 12/05/2016	490	494
Daimler Finance North America LLC
0.585%, 03/10/2017 (A) (B)	500	501
DIRECTV Holdings LLC
3.550%, 03/15/2015	600	614
Ford Motor Credit LLC
1.064%, 03/12/2019 (A)	1,000	1,006
Hyundai Capital America
1.875%, 08/09/2016 (B)	200	203
1.625%, 10/02/2015 (B)	35	35
Maytag MTN
6.450%, 08/15/2014	350	354
NBCUniversal Enterprise
0.912%, 04/15/2018 (A) (B)	400	404
Newell Rubbermaid
2.000%, 06/15/2015	125	127
Sirius XM Radio (B)
5.875%, 10/01/2020	4,000	4,240
4.250%, 05/15/2020	400	394
Six Flags Entertainment
5.250%, 01/15/2021 (B)	2,000	2,040
Thomson Reuters
0.875%, 05/23/2016	400	401
Time Warner Cable
5.850%, 05/01/2017	350	395
Toyota Motor Credit MTN
1.125%, 05/16/2017	900	903
TRW Automotive
7.250%, 03/15/2017 (B)	560	641
Viacom
1.250%, 02/27/2015	95	96
Volkswagen Group of America Finance LLC
1.250%, 05/23/2017 (B)	500	500

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Volkswagen International Finance
0.666%, 11/18/2016 (A) (B)	$500	$502
Walt Disney MTN
0.450%, 12/01/2015	200	200
Whirlpool
1.350%, 03/01/2017	575	576
William Carter
5.250%, 08/15/2021 (B)	2,615	2,726

		19,829

Consumer Staples — 0.9%
Anheuser-Busch InBev Finance
0.623%, 02/01/2019 (A)	1,000	999
Anheuser-Busch InBev Worldwide
0.800%, 07/15/2015	600	602
BAT International Finance
1.400%, 06/05/2015 (B)	460	464
Biomet
6.500%, 08/01/2020	375	407
Ceridian
8.875%, 07/15/2019 (B)	475	536
Coca-Cola Enterprises
2.125%, 09/15/2015	325	331
ConAgra Foods
1.300%, 01/25/2016	175	176
Costco Wholesale
0.650%, 12/07/2015	225	226
Elizabeth Arden
7.375%, 03/15/2021	1,100	1,162
ERAC USA Finance LLC
1.400%, 04/15/2016 (B)	300	303
Fresenius US Finance II
4.250%, 02/01/2021 (B)	1,000	1,015
General Mills
0.527%, 01/29/2016 (A)	300	301
Harvard President and Fellows
6.300%, 10/01/2037	595	652
Heineken
0.800%, 10/01/2015 (B)	75	75
Kraft Foods Group
1.625%, 06/04/2015	425	430
Kroger
0.756%, 10/17/2016 (A)	1,000	1,002
Mondelez International
0.745%, 02/01/2019 (A)	1,000	998
PepsiCo
0.444%, 02/26/2016 (A)	300	300
0.425%, 07/30/2015 (A)	250	250
Philip Morris International
2.500%, 05/16/2016	700	727
Reynolds American
1.050%, 10/30/2015	50	50
Reynolds Group Issuer
5.750%, 10/15/2020	415	432

88	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SABMiller Holdings
0.915%, 08/01/2018 (A) (B)	$600	$603
Sutter Health
1.090%, 08/15/2053	525	521
Valeant Pharmaceuticals International
5.625%, 12/01/2021 (B)	2,900	3,016
Wm. Wrigley Jr.
3.700%, 06/30/2014 (B)	1,000	1,002

		16,580

Energy — 0.7%
Atlas Pipeline Partners
4.750%, 11/15/2021	400	388
BP Capital Markets (A)
0.865%, 09/26/2018	850	856
0.733%, 05/10/2018	400	401
Canadian Natural Resources
5.700%, 05/15/2017	150	169
Devon Energy
0.773%, 12/15/2016 (A)	1,000	1,005
Enbridge
0.677%, 06/02/2017 (A)	900	899
Energy Transfer Equity
7.500%, 10/15/2020	500	577
Enterprise Products Operating LLC
1.250%, 08/13/2015	600	605
Gibson Energy
6.750%, 07/15/2021 (B)	948	1,026
Petrobras Global Finance
1.849%, 05/20/2016 (A)	500	499
PVR Partners Penn Virginia
6.500%, 05/15/2021	1,000	1,077
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022 (B)	3,000	3,221
5.625%, 02/01/2021	1,400	1,467
Statoil
0.685%, 11/08/2018 (A)	800	806
Total Capital Canada
0.607%, 01/15/2016 (A)	130	131
Total Capital International
0.793%, 08/10/2018 (A)	400	404
TransCanada PipeLines
0.750%, 01/15/2016	250	251

		13,782

Financials — 2.8%
Abbey National Treasury Services
0.743%, 03/13/2017 (A)	850	851
ABN AMRO Bank
1.028%, 10/28/2016 (A) (B)	550	554
American Express
0.818%, 05/22/2018 (A)	300	302

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Express Credit
0.785%, 03/18/2019 (A)	$1,000	$1,006
American Honda Finance (A)
0.730%, 10/07/2016	170	171
0.602%, 05/26/2016 (B)	300	301
Australia & New Zealand Banking Group
0.784%, 05/15/2018 (A)	250	251
0.607%, 01/10/2017 (A) (B)	500	501
Bank of America MTN
1.350%, 11/21/2016	800	803
1.267%, 01/15/2019 (A)	700	709
Bank of Montreal MTN (A)
0.829%, 04/09/2018	350	352
0.747%, 07/15/2016	175	176
Bank of New York Mellon MTN (A)
0.675%, 03/06/2018	325	326
0.466%, 03/04/2016	450	450
Bank of Nova Scotia
0.950%, 03/15/2016	400	403
0.747%, 07/15/2016 (A)	550	553
Bank of Tokyo-Mitsubishi UFJ
0.845%, 09/09/2016 (A) (B)	500	503
Barclays Bank MTN
6.050%, 12/04/2017 (B)	575	652
0.806%, 02/17/2017 (A)	850	854
BB&T MTN (A)
1.093%, 06/15/2018	265	269
0.885%, 02/01/2019	500	503
BNP Paribas MTN
0.824%, 12/12/2016 (A)	1,350	1,355
Boart Longyear Management
10.000%, 10/01/2018 (B)	2,278	2,380
BPCE MTN
1.073%, 02/10/2017 (A)	1,000	1,007
Branch Banking & Trust
0.666%, 12/01/2016 (A)	450	451
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	125	126
0.748%, 07/18/2016 (A)	700	704
Capital One
0.684%, 03/22/2016 (A)	350	351
Capital One Bank USA
1.150%, 11/21/2016	1,000	1,003
Citigroup (A)
1.000%, 04/08/2019	650	650
0.904%, 11/15/2016	1,000	1,004
Cooperatieve Centrale Raiffeisen-Boerenleenbank
0.715%, 03/18/2016 (A)	400	402
Credit Agricole
1.078%, 10/03/2016 (A) (B)	700	704

SEI Institutional Investments Trust / Annual Report / May 31, 2014	89

SCHEDULE OF INVESTMENTS

Opportunistic Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse NY MTN
1.375%, 05/26/2017	$850	$851
Daimler Finance North America LLC
1.250%, 01/11/2016 (B)	200	202
1.085%, 08/01/2018 (A) (B)	300	303
Deutsche Bank
1.350%, 05/30/2017	1,000	1,001
Fifth Third Bank
1.350%, 06/01/2017	1,500	1,504
General Electric Capital
0.941%, 04/02/2018 (A)	275	278
Goldman Sachs Group MTN (A)
1.425%, 04/30/2018	725	737
1.324%, 11/15/2018	750	759
Harley-Davidson Financial Services MTN
3.875%, 03/15/2016 (B)	500	526
HSBC Bank
0.864%, 05/15/2018 (A) (B)	200	201
HSBC USA
1.114%, 09/24/2018 (A)	300	304
ING Bank
1.873%, 09/25/2015 (A) (B)	1,000	1,018
International Lease Finance (B)
6.750%, 09/01/2016	650	719
6.500%, 09/01/2014	200	203
Intesa Sanpaolo
3.125%, 01/15/2016	200	206
John Deere Capital
0.950%, 06/29/2015	150	151
JPMorgan Chase (A)
1.129%, 01/25/2018	200	202
0.858%, 01/28/2019	700	703
JPMorgan Chase Capital XXI
1.173%, 02/02/2037 (A)	250	206
Lloyds TSB Bank MTN
4.375%, 01/12/2015 (B)	566	579
Macquarie Group
1.225%, 01/31/2017 (A) (B)	650	651
Manufacturers & Traders Trust
0.600%, 01/30/2017 (A)	600	601
Metropolitan Life Global Funding I (B)
1.500%, 01/10/2018	260	259
0.607%, 04/10/2017 (A)	1,000	1,002
Morgan Stanley
5.950%, 12/28/2017	245	279
1.477%, 02/25/2016 (A)	350	355
1.079%, 01/24/2019 (A)	650	653
National Rural Utilities Cooperative Finance MTN
0.527%, 11/23/2016 (A)	900	902
New York Life Global Funding (B)
1.125%, 03/01/2017	600	603
0.576%, 05/23/2016 (A)	300	302

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nissan Motor Acceptance (A) (B)
0.935%, 09/26/2016	$350	$353
0.777%, 03/03/2017	410	411
Nordea Bank
1.250%, 04/04/2017 (B)	750	752
PACCAR Financial MTN (A)
0.835%, 12/06/2018	515	520
0.495%, 02/08/2016	650	652
PNC Bank
1.150%, 11/01/2016	600	604
0.800%, 01/28/2016	250	251
Pricoa Global Funding I MTN (B)
1.150%, 11/25/2016	500	502
0.375%, 05/16/2016 (A)	525	525
Principal Life Global Funding II MTN (B)
1.200%, 05/19/2017	400	399
1.125%, 02/24/2017	650	648
Prudential Financial MTN
1.004%, 08/15/2018 (A)	600	601
Reinsurance Group of America
5.625%, 03/15/2017	200	219
RHP Hotel Properties
5.000%, 04/15/2021‡	435	434
Royal Bank of Canada MTN
0.556%, 01/23/2017 (A)	700	701
Royal Bank of Scotland Group
1.875%, 03/31/2017	500	504
Societe Generale
1.313%, 10/01/2018 (A)	500	502
Sumitomo Mitsui Banking
0.657%, 01/10/2017 (A)	1,000	1,003
SunTrust Bank
0.664%, 02/15/2017 (A)	750	751
Svenska Handelsbanken
0.704%, 09/23/2016 (A)	700	704
Toronto-Dominion Bank MTN (A)
0.695%, 09/09/2016	600	603
0.463%, 05/02/2017	600	601
UBS MTN
5.875%, 07/15/2016	250	274
Unitrin
6.000%, 05/15/2017	110	122
US Bancorp MTN
0.714%, 11/15/2018 (A)	800	804
Ventas Realty‡
1.550%, 09/26/2016	400	405
1.250%, 04/17/2017	170	170
Wells Fargo MTN
1.150%, 06/02/2017	500	500
Western Union
1.227%, 08/21/2015 (A)	375	377
Westpac Banking
1.200%, 05/19/2017	500	501
0.836%, 01/17/2019 (A)	550	553

		52,833

90	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 0.4%
AbbVie
1.200%, 11/06/2015	$800	$807
Alere
6.500%, 06/15/2020	1,200	1,263
Amgen
2.125%, 05/15/2017	800	821
LifePoint Hospitals
5.500%, 12/01/2021 (B)	1,225	1,283
McKesson
1.292%, 03/10/2017	535	537
0.950%, 12/04/2015	580	583
Mylan
1.350%, 11/29/2016	650	653
Providence Health & Services Obligated Group
1.033%, 10/01/2016 (A)	650	647
Thermo Fisher Scientific
1.300%, 02/01/2017	225	226
WellPoint
1.250%, 09/10/2015	716	722

		7,542

Industrials — 0.7%
Air Lease
4.500%, 01/15/2016	600	631
BNSF Funding Trust I
6.613%, 12/15/2055 (A)	2,261	2,501
Caterpillar Financial Services MTN (A)
0.474%, 02/26/2016	700	701
0.457%, 03/03/2017	1,000	1,001
Clean Harbors
5.250%, 08/01/2020	900	923
GATX
1.250%, 03/04/2017	345	344
General Electric Capital MTN
1.250%, 05/15/2017	550	552
0.737%, 01/14/2019 (A)	400	400
John Deere Capital (A)
0.518%, 10/11/2016	485	487
0.353%, 06/15/2015	400	400
Norbord
5.375%, 12/01/2020 (B)	3,409	3,456
Packaging Dynamics
8.750%, 02/01/2016 (B)	600	617
Penske Truck Leasing
2.500%, 07/11/2014 (B)	15	15
Pentair Finance
1.350%, 12/01/2015	80	81
Precision Castparts
0.700%, 12/20/2015	80	80

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Rockwell Collins
0.583%, 12/15/2016 (A)	$400	$401

		12,590

Information Technology — 0.2%
Bankrate
6.125%, 08/15/2018 (B)	1,600	1,702
Fidelity National Information Services
1.450%, 06/05/2017	295	295
Hewlett-Packard
1.167%, 01/14/2019 (A)	750	755
Western Union
2.375%, 12/10/2015	30	31

		2,783

Materials — 0.1%
FMG Resources
8.250%, 11/01/2019 (B)	600	652
Glencore Funding LLC
1.387%, 05/27/2016 (A) (B)	400	403
Rio Tinto Finance USA
1.073%, 06/17/2016 (A)	400	404
Walter Energy
11.000%, 04/01/2020 (B)	1,150	892
Yara International
5.250%, 12/15/2014 (B)	100	102

		2,453

Telecommunication Services — 1.0%
AT&T
0.800%, 12/01/2015	150	150
0.608%, 02/12/2016 (A)	750	751
British Telecommunications
1.625%, 06/28/2016	235	238
1.250%, 02/14/2017	415	417
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (B)	1,000	1,060
Cincinnati Bell
8.750%, 03/15/2018	1,000	1,049
GTP Acquisition Partners I LLC
7.628%, 06/15/2016 (B)	2,000	2,128
GTP Towers Issuer LLC
8.112%, 02/15/2015 (B)	1,000	1,023
Hughes Satellite Systems
6.500%, 06/15/2019	250	278
SBA Tower Trust
4.254%, 04/15/2015 (B)	4,000	4,080
SoftBank
4.500%, 04/15/2020 (B)	1,751	1,773
Thomson Reuters
1.300%, 02/23/2017	400	401

SEI Institutional Investments Trust / Annual Report / May 31, 2014	91

SCHEDULE OF INVESTMENTS

Opportunistic Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
T-Mobile USA
6.633%, 04/28/2021	$758	$817
Verizon Communications (A)
1.984%, 09/14/2018	435	458
1.763%, 09/15/2016	3,400	3,495

		18,118

Utilities — 0.1%
Dominion Gas Holdings LLC
1.050%, 11/01/2016 (B)	750	748
Duke Energy
0.610%, 04/03/2017 (A)	600	602

		1,350

Total Corporate Obligations (Cost $145,921) ($ Thousands)		147,860

MUNICIPAL BONDS — 0.2%
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	345	349
Illinois State, Regional Transportation Authority, Ser A, RB
1.064%, 06/01/2014	330	330
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/2041 (A)	290	292
New Jersey State Economic Development Authority, Ser Q
1.096%, 06/15/2016	1,100	1,099
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	285	287
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	275	283
New York State, Dormitory Authority, Ser B
4.811%, 12/15/2014	300	307
New York State, Sales Tax Asset Receivable, Ser B, RB, NATL
4.660%, 10/15/2014	500	507
Oregon State, School Boards Association, Ser A, GO, NATL
1.040%, 06/30/2015	375	372
University of California, Ser Y-1, G0 Callable 01/01/17 @ 100
0.267%, 07/01/2012 (A)	755	756

Total Municipal Bonds (Cost $4,578) ($ Thousands)		4,582

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
FHLB
0.260%, 07/21/2015	500	501

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
FNMA
0.500%, 07/02/2015	$1,500	$1,506
0.375%, 03/16/2015	700	701

Total U.S. Government Agency Obligations (Cost $2,705) ($ Thousands)		2,708

PREFERRED STOCK — 0.1%
Public Storage, 5.900%‡	75,000	1,885

Total Preferred Stock (Cost $1,714) ($ Thousands)		1,885

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	39,917,625	39,918

Total Cash Equivalent (Cost $39,918) ($ Thousands)		39,918

U.S. TREASURY OBLIGATION (E) (F) — 0.0%
U.S. Treasury Bills
0.098%, 04/02/2015	500	500

Total U.S. Treasury Obligation (Cost $500) ($ Thousands)		500

Total Investments — 99.5% (Cost $1,851,765) ($ Thousands)		$1,866,836

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 10-Year Treasury Note	(91)	Sep-2014	$27
U.S. 2-Year Treasury Note	(8)	Sep-2014	—
U.S. 5-Year Treasury Note	(127)	Sep-2014	26
U.S. 5-Year Treasury Note	7	Sep-2014	1
U.S. Long Treasury Bond	(38)	Sep-2014	26

			$80

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,875,851 ($ Thousands).

**	The rate reported is the 7-day effective yield as of May 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2014.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Security in default on interest payments

(D)	Unsettled bank loan. Interest rate not available.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at time of purchase.

(G)	Unfunded bank loan.

92	SEI Institutional Investments Trust / Annual Report / May 31, 2014

ABS — Asset-Backed Security

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Company

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

SPV — Special Purpose Vehicle

TBA — To Be Announced

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$746,264	$3,958	$750,222
Loan Participations	—	461,364	—	461,364
Asset-Backed Securities	—	455,709	2,088	457,797
Corporate Obligations	—	147,860	—	147,860
Municipal Bonds	—	4,582	—	4,582
U.S. Government Agency Obligations	—	2,708	—	2,708
Preferred Stock	1,885	—	—	1,885
Cash Equivalent	39,918	—	—	39,918
U.S. Treasury Obligation	—	500	—	500

Total Investments in Securities	$41,803	$1,818,987	$6,046	$1,866,836

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$80	$—	$—	$80

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	93

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 39.7%

Agency Mortgage-Backed Obligations — 32.4%
FHLMC
11.000%, 02/17/2021	$358	$356
10.000%, 03/17/2026 to 10/01/2030	1,437	1,621
8.000%, 06/01/2030	3	3
7.500%, 08/01/2030 to 09/01/2038	1,265	1,492
7.000%, 11/01/2015 to 03/01/2039	549	619
6.500%, 06/01/2017 to 09/01/2039	5,262	5,898
6.000%, 04/01/2017 to 08/01/2038	10,004	11,127
5.500%, 11/01/2018 to 01/01/2039	29,792	33,360
5.000%, 02/01/2019 to 08/01/2041	27,889	30,752
4.500%, 07/01/2026 to 03/01/2044	26,961	29,400
4.000%, 10/01/2025 to 08/01/2043	55,114	58,604
3.500%, 01/01/2032 to 08/01/2043	20,639	21,263
2.709%, 07/01/2042 (A)	4,285	4,389
2.500%, 03/01/2028	1,813	1,844
2.097%, 10/01/2036 (A)	849	902
FHLMC ARM (A)
6.270%, 11/01/2037	176	189
5.044%, 01/01/2035	101	106
4.363%, 07/01/2036	264	275
3.876%, 06/01/2037	178	189
3.420%, 04/01/2044	488	507
3.168%, 02/01/2042	2,505	2,598
3.142%, 03/01/2044	326	341

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.086%, 04/01/2044	$625	$652
3.033%, 11/01/2043 to 02/01/2044	3,270	3,383
3.015%, 05/01/2036	321	347
2.985%, 10/01/2043	1,011	1,035
2.972%, 05/01/2044	6	6
2.968%, 03/01/2044	8	8
2.951%, 01/01/2044	1,148	1,174
2.949%, 11/01/2043	2,373	2,427
2.933%, 03/01/2037	186	201
2.930%, 05/01/2037	1,199	1,292
2.861%, 12/01/2036	226	244
2.826%, 02/01/2037	134	143
2.804%, 03/01/2037	483	517
2.744%, 04/01/2037	87	91
2.718%, 04/01/2038	164	176
2.698%, 04/01/2037	514	552
2.684%, 11/01/2042	1,333	1,362
2.683%, 11/01/2036	131	140
2.672%, 12/01/2036	357	383
2.652%, 05/01/2037	482	516
2.632%, 05/01/2037	291	311
2.570%, 09/01/2036	605	646
2.538%, 05/01/2038	457	488
2.535%, 04/01/2037	23	24
2.496%, 09/01/2036	305	326
2.495%, 05/01/2037	148	159
2.485%, 02/01/2037	778	835
2.480%, 10/01/2036 to 10/01/2037	1,132	1,212
2.474%, 10/01/2036	1,057	1,120
2.410%, 09/01/2036	93	94
2.385%, 05/01/2037	400	429
2.375%, 05/01/2036 to 11/01/2036	526	559
2.370%, 05/01/2036	257	274
2.368%, 11/01/2036	310	331
2.365%, 01/01/2037	1,130	1,202
2.352%, 12/01/2036	532	564
2.320%, 02/01/2037	86	91
2.315%, 12/01/2036	95	101
2.314%, 09/01/2036	3,470	3,678
2.295%, 08/01/2037	1,103	1,180
2.265%, 11/01/2036	306	324
2.220%, 10/01/2036	107	111
2.215%, 12/01/2036	664	701
2.110%, 08/01/2036	977	1,040
2.090%, 07/01/2036	477	507
2.000%, 08/01/2036	389	411
1.952%, 05/01/2037	174	182
1.925%, 04/01/2037	226	239
1.855%, 05/01/2037	2,340	2,461
1.781%, 08/01/2037	651	675

94	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	$6	$7
FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/2021	172	192
FHLMC CMO, Ser 1998-2075, Cl D
6.500%, 08/15/2028	618	696
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	43	47
FHLMC CMO, Ser 2001-2293, Cl ZA
6.000%, 03/15/2031	618	686
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	426	479
FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/2031	77	83
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	141	160
FHLMC CMO, Ser 2002-2434, Cl ZA
6.500%, 04/15/2032	1,163	1,305
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/2032	253	286
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/2032	621	700
FHLMC CMO, Ser 2002-41, Cl 2A
6.520%, 07/25/2032 (A)	637	742
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/2042	830	975
FHLMC CMO, Ser 2002-48, Cl 1A
5.796%, 07/25/2033 (A)	47	54
FHLMC CMO, Ser 2003-2551, Cl NS
14.206%, 01/15/2033 (A)	248	312
FHLMC CMO, Ser 2003-2631, Cl SA
14.573%, 06/15/2033 (A)	192	243
FHLMC CMO, Ser 2003-2671, Cl S
14.481%, 09/15/2033 (A)	188	239
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	414	439

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2003-2725, Cl SC
8.848%, 11/15/2033 (A)	$131	$147
FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/2043	436	518
FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/2043	551	671
FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/2043	477	539
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	601	697
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	497	597
FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/2043	665	795
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	909	1,007
FHLMC CMO, Ser 2004-2764, Cl UG
5.000%, 03/15/2034	1,500	1,649
FHLMC CMO, Ser 2004-2777, Cl KO, PO
0.000%, 02/15/2033	65	65
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/2032	103	104
FHLMC CMO, Ser 2004-2835, Cl BO, PO
0.000%, 12/15/2028	59	59
FHLMC CMO, Ser 2004-2864, Cl NB
5.500%, 07/15/2033	1,595	1,724
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	689	822
FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/2044	528	647
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	712	855
FHLMC CMO, Ser 2005-2945, Cl SA
12.022%, 03/15/2020 (A)	779	825
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020	87	87

SEI Institutional Investments Trust / Annual Report / May 31, 2014	95

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	$309	$347
FHLMC CMO, Ser 2005-2981, Cl FA
0.551%, 05/15/2035 (A)	318	319
FHLMC CMO, Ser 2005-2990, Cl LK
0.521%, 10/15/2034 (A)	508	508
FHLMC CMO, Ser 2005-3001, Cl HP
21.396%, 05/15/2035 (A)	89	127
FHLMC CMO, Ser 2005-3006, Cl QS
19.767%, 07/15/2035 (A)	429	602
FHLMC CMO, Ser 2005-3012, Cl GK
24.070%, 06/15/2035 (A)	111	173
FHLMC CMO, Ser 2005-3049, Cl XF
0.501%, 05/15/2033 (A)	358	358
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	248	238
FHLMC CMO, Ser 2006-3100, Cl PO, PO
0.000%, 01/15/2036	481	455
FHLMC CMO, Ser 2006-3101, Cl UZ
6.000%, 01/15/2036	1,183	1,310
FHLMC CMO, Ser 2006-3137, Cl XP
6.000%, 04/15/2036	510	565
FHLMC CMO, Ser 2006-3151, Cl PO, PO
0.000%, 05/15/2036	227	218
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036	338	315
FHLMC CMO, Ser 2006-3164, Cl MG
6.000%, 06/15/2036	374	415
FHLMC CMO, Ser 2006-3189, Cl PC
6.000%, 08/15/2035	500	516
FHLMC CMO, Ser 2006-3195, Cl PD
6.500%, 07/15/2036	1,014	1,143
FHLMC CMO, Ser 2006-3200, Cl AY
5.500%, 08/15/2036	448	483
FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.499%, 08/15/2036 (A)	568	95

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.439%, 09/15/2036 (A)	$270	$43
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.249%, 01/15/2037 (A)	333	51
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037	59	53
FHLMC CMO, Ser 2007-3345, Cl FP
0.351%, 11/15/2036 (A)	35	35
FHLMC CMO, Ser 2007-3345, Cl PF
0.331%, 05/15/2036 (A)	40	40
FHLMC CMO, Ser 2007-3346, Cl FA
0.381%, 02/15/2019 (A)	3,214	3,218
FHLMC CMO, Ser 2007-3373, Cl TO, PO
0.000%, 04/15/2037	103	92
FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.299%, 11/15/2037 (A)	343	53
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.849%, 11/15/2037 (A)	365	42
FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.269%, 11/15/2037 (A)	319	38
FHLMC CMO, Ser 2007-76, Cl 2A
3.302%, 10/25/2037 (A)	999	986
FHLMC CMO, Ser 2008-3422, Cl SE
17.072%, 02/15/2038 (A)	67	89
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.899%, 05/15/2038 (A)	340	38
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.879%, 05/15/2038 (A)	1,787	198
FHLMC CMO, Ser 2008-3455, Cl SE, IO
6.049%, 06/15/2038 (A)	1,511	206
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	209	231
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037	395	375
FHLMC CMO, Ser 2009-3515, Cl PI, IO
5.500%, 07/15/2037	155	6

96	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2009-3523, Cl SD
19.247%, 06/15/2036 (A)	$189	$261
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	2,228	2,481
FHLMC CMO, Ser 2009-3546, Cl A
2.071%, 02/15/2039 (A)	208	213
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	343	322
FHLMC CMO, Ser 2009-3607, Cl AO, PO
0.000%, 04/15/2036	320	297
FHLMC CMO, Ser 2009-3607, Cl BO, PO
0.000%, 04/15/2036	229	212
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039	412	388
FHLMC CMO, Ser 2009-3608, Cl SC, IO
6.099%, 12/15/2039 (A)	901	120
FHLMC CMO, Ser 2009-3611, Cl PO, PO
0.000%, 07/15/2034	201	186
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040	280	246
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.079%, 01/15/2040 (A)	364	53
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/2039	2,576	2,870
FHLMC CMO, Ser 2010-3626, Cl MA
5.000%, 02/15/2030	3,096	3,147
FHLMC CMO, Ser 2010-3632, Cl BS
16.996%, 02/15/2040 (A)	400	578
FHLMC CMO, Ser 2010-3645, Cl KP
5.000%, 02/15/2040	2,793	3,070
FHLMC CMO, Ser 2010-3659, Cl VE
5.000%, 03/15/2026	3,252	3,558
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	1,002	1,072
FHLMC CMO, Ser 2010-3680, Cl MA
4.500%, 07/15/2039	1,311	1,423

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/2032	$1,445	$145
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	1,592	1,906
FHLMC CMO, Ser 2010-3704, Cl DT
7.500%, 11/15/2036	477	551
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	1,286	224
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	1,265	77

FHLMC CMO, Ser 2010-3740, Cl SC, IO
5.849%, 10/15/2040 (A)	1,279	181
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	536	12
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	1,292	148
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	833	83
FHLMC CMO, Ser 2011-3793, Cl AB
3.500%, 01/15/2026	1,000	1,032
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	1,374	147
FHLMC CMO, Ser 2011-3802, Cl LS, IO
2.043%, 01/15/2040 (A)	1,959	153
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	788	883
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	546	584
FHLMC CMO, Ser 2011-3866, Cl SA, IO
5.799%, 05/15/2041 (A)	2,326	338
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	1,993	2,182
FHLMC CMO, Ser 2011-3895, Cl WA
5.720%, 10/15/2038 (A)	338	370
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.449%, 11/15/2041 (A)	2,349	415

SEI Institutional Investments Trust / Annual Report / May 31, 2014	97

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2012-4030, Cl HS, IO
6.459%, 04/15/2042 (A)	$220	$38
FHLMC CMO, Ser 2012-4048, Cl FB
0.642%, 10/15/2041 (A)	1,622	1,635
FHLMC CMO, Ser 2012-4048, Cl FJ
0.555%, 07/15/2037 (A)	1,400	1,394
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.899%, 07/15/2042 (A)	265	58
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	3,476	481
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.899%, 08/15/2042 (A)	442	98
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	6,640	6,716
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	1,465	270
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.999%, 11/15/2042 (A)	351	77
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.999%, 11/15/2042 (A)	369	84
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.999%, 11/15/2042 (A)	547	119
FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/2043	721	590
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,312	1,105
FHLMC CMO, Ser 2013-4217, Cl F
0.501%, 06/15/2043 (A)	1,750	1,709
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/2043	923	761
FHLMC GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	429	479
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl X1, IO
1.044%, 01/25/2024 (A)	26,990	2,089

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K010, Cl A1
3.320%, 07/25/2020	$61	$65
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	7,310	7,151
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.365%, 04/25/2020 (A)	10,833	572
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K008, Cl X1, IO
1.818%, 06/25/2020 (A)	3,805	293
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K009, Cl X1, IO
1.652%, 08/25/2020 (A)	3	—
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K015, Cl X1, IO
1.829%, 07/25/2021 (A)	6,804	655
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K016, Cl X1, IO
1.728%, 10/25/2021 (A)	2,252	211
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K017, Cl X1, IO
1.590%, 12/25/2021 (A)	3,533	302
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K021, Cl X1, IO
1.644%, 06/25/2022 (A)	5,922	569
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K024, Cl X1, IO
1.022%, 09/25/2022 (A)	3,175	188
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	2,364	2,653
FHLMC STRIPS CMO, Ser 2006-239, Cl S30, IO
7.549%, 08/15/2036 (A)	876	183
FHLMC STRIPS CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	2,368	238

98	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC STRIPS CMO, Ser 2012-262, Cl 35
3.500%, 07/15/2042	$3,173	$3,258
FHLMC STRIPS CMO, Ser 2012-267, Cl F5
0.651%, 08/15/2042 (A)	2,704	2,705
FHLMC STRIPS CMO, Ser 2013-310, Cl PO, PO
0.000%, 09/15/2043	974	755
FHLMC TBA
3.500%, 06/01/2042	8,900	9,160
2.500%, 06/15/2027	13,300	13,514
FHLMC, Ser 2011-3806, Cl L
3.500%, 02/15/2026	570	588
FHLMC, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	13,962	14,072
FHLMC, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,335
FNMA
8.000%, 04/01/2015 to 11/01/2037	207	238
7.500%, 06/01/2030 to 04/01/2039	1,577	1,891
7.000%, 12/01/2015 to 02/01/2039	4,272	4,837
6.500%, 05/01/2017 to 07/01/2039	10,993	12,461
6.000%, 06/01/2016 to 11/01/2048	27,914	31,261
5.500%, 01/01/2018 to 04/01/2040	45,884	50,773
5.000%, 02/01/2020 to 05/01/2042	58,771	65,425
4.761%, 02/01/2020	684	773
4.666%, 07/01/2020	713	804
4.640%, 01/01/2021	963	1,077
4.540%, 01/01/2020	1,414	1,568
4.530%, 12/01/2019	3,842	4,303
4.500%, 07/01/2020 to 05/01/2044	37,456	40,607
4.399%, 02/01/2020	6,000	6,671
4.390%, 05/01/2021	993	1,106
4.369%, 02/01/2020	1,896	2,093
4.368%, 04/01/2020	2,133	2,375
4.340%, 06/01/2021	1,000	1,106
4.338%, 11/01/2021	5,988	6,673
4.317%, 07/01/2021	1,252	1,413
4.300%, 04/01/2021 to 07/01/2021	6,577	7,315
4.260%, 07/01/2021	1,000	1,107
4.250%, 02/01/2020 to 04/01/2021	3,674	4,047
4.240%, 06/01/2021	988	1,093
4.120%, 04/01/2020	1,139	1,254

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.066%, 07/01/2020	$2,434	$2,670
4.060%, 07/01/2021	1,000	1,100
4.050%, 01/01/2021	1,430	1,563
4.000%, 04/01/2019 to 08/01/2043	85,945	91,926
3.975%, 11/01/2020	778	854
3.940%, 07/01/2021	1,500	1,630
3.930%, 01/01/2021	995	1,087
3.820%, 06/01/2017	1,875	2,004
3.800%, 03/01/2018	1,907	2,056
3.770%, 09/01/2021	3,000	3,182
3.740%, 07/01/2020	1,347	1,456
3.670%, 07/01/2023	1,500	1,596
3.630%, 01/01/2018	2,000	2,141
3.625%, 11/25/2053	1,085	1,091
3.615%, 12/01/2020	3,766	4,014
3.590%, 12/01/2020	945	1,010
3.583%, 09/01/2020	6,631	7,095
3.520%, 01/01/2018	2,899	3,098
3.505%, 09/01/2020	4,701	5,005
3.500%, 07/01/2032 to 08/01/2043	63,836	65,837
3.430%, 10/01/2020	1,898	2,012
3.380%, 01/01/2018	1,500	1,599
3.290%, 10/01/2020	991	1,047
3.230%, 11/01/2020	1,463	1,540
3.220%, 07/24/2044	3,000	3,103
3.130%, 06/15/2044	1,758	1,834
3.090%, 06/01/2044	3,682	3,817
3.080%, 07/14/2044	5,176	5,404
3.030%, 12/01/2021	1,439	1,486
3.000%, 09/01/2033 to 03/01/2043	46,478	46,491
2.970%, 11/01/2018	1,409	1,480
2.941%, 05/01/2042 (A)	5,466	5,639
2.940%, 05/01/2022	967	990
2.800%, 07/14/2044	2,588	2,662
2.790%, 07/01/2022	1,000	1,013
2.763%, 06/01/2023	1,980	1,975
2.690%, 10/01/2017	1,459	1,521
2.670%, 07/01/2022	966	971
2.646%, 10/01/2022	8,278	8,243
2.600%, 06/01/2022	962	963
2.500%, 11/01/2026 to 10/01/2042	17,183	17,164
2.490%, 03/01/2023	1,750	1,721
2.470%, 09/01/2022	1,454	1,437
2.400%, 12/01/2022 to 02/01/2023	3,700	3,624
2.390%, 12/01/2022	1,750	1,708
2.380%, 12/01/2022	2,000	1,952
2.370%, 07/01/2019 to 11/01/2022	2,000	2,002

SEI Institutional Investments Trust / Annual Report / May 31, 2014	99

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.340%, 12/01/2022 to 01/01/2023	$4,372	$4,250
2.320%, 12/01/2022	1,459	1,419
2.280%, 11/01/2022	1,948	1,889
2.210%, 12/01/2022	3,591	3,469
2.200%, 07/01/2019	2,427	2,472
2.190%, 12/01/2022	1,947	1,879
2.100%, 06/01/2019	1,000	1,015
2.030%, 08/01/2019	2,030	2,046
2.000%, 12/01/2020	1,500	1,466
1.940%, 07/01/2019	1,000	1,006
1.690%, 12/01/2019	2,000	1,956
1.580%, 01/01/2020	1,943	1,900
1.470%, 12/01/2019	1,455	1,418
1.400%, 07/01/2017	2,500	2,529
FNMA ARM (A)
6.255%, 08/01/2036	102	111
6.022%, 05/01/2037	50	54
5.809%, 06/01/2036	17	19
5.256%, 12/01/2035	125	135
3.237%, 04/01/2044	7,644	7,943
3.010%, 12/01/2043	1,498	1,556
3.005%, 12/01/2043	1,719	1,784
3.003%, 12/01/2043	1,968	2,042
3.002%, 05/01/2044	1,826	1,903
2.978%, 01/01/2044	558	573
2.964%, 03/01/2044	1,448	1,505
2.939%, 02/01/2044 to 03/01/2044	5,119	5,314
2.934%, 04/01/2044	1,098	1,139
2.930%, 02/01/2044	2,203	2,285
2.789%, 11/01/2036	331	353
2.781%, 01/01/2044	1,731	1,781
2.769%, 06/01/2042	4,480	4,595
2.748%, 09/01/2037	14	14
2.700%, 10/01/2036	1,474	1,579
2.678%, 06/01/2036	602	648
2.592%, 05/01/2036	158	169
2.584%, 06/01/2036	635	684
2.569%, 07/01/2037	193	207
2.556%, 05/01/2043	894	898
2.529%, 03/01/2037	1,878	1,989
2.526%, 02/01/2044	1,279	1,322
2.520%, 07/01/2036	390	416
2.519%, 11/01/2036	513	552
2.512%, 06/01/2036	340	365
2.461%, 09/01/2037	345	370
2.446%, 12/01/2036	634	683
2.429%, 09/01/2036	358	390
2.428%, 07/01/2037	555	593
2.405%, 02/01/2037	616	658
2.390%, 08/01/2036	283	306

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.376%, 04/01/2037	$488	$523
2.297%, 10/01/2036	310	335
2.262%, 11/01/2037	269	286
2.261%, 09/01/2036	195	211
2.172%, 11/01/2037	460	486
1.823%, 01/01/2037	449	479
1.820%, 05/01/2037	1,428	1,474
1.799%, 09/01/2036 to 02/01/2037	560	594
1.704%, 07/01/2037	249	259
0.596%, 09/01/2022	1,170	1,178
0.546%, 10/01/2022 to 01/01/2023	4,216	4,252
0.516%, 01/01/2023	973	982
0.506%, 01/01/2023	1,945	1,940
0.496%, 01/01/2023	3,500	3,524
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/2021	131	148
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	328	372
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/2022	419	471
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	291	333
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (A)	126	163
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/2023	599	674
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	622	691
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	513	568
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	452	521
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	335	373
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	426	464
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023	136	131
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/2041	458	526
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	42	47
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/2016	262	273
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	364	428

100	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2002-10, Cl SB
18.835%, 03/25/2017 (A)	$34	$40
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	526	621
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/2042	618	713
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	2,025	2,297
FNMA CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (A)	28	33
FNMA CMO, Ser 2003-129, Cl ME
5.000%, 08/25/2023	426	447
FNMA CMO, Ser 2003-131, Cl SK
15.895%, 01/25/2034 (A)	266	347
FNMA CMO, Ser 2003-17, Cl EQ
5.500%, 03/25/2023	1,860	2,045
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	2,000	2,214
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033	133	116
FNMA CMO, Ser 2003-42, Cl EP
4.000%, 11/25/2022	14	14
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/2023	339	354
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/2020	1,858	1,962
FNMA CMO, Ser 2004-17, Cl H
5.500%, 04/25/2034	1,079	1,172
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034	325	312
FNMA CMO, Ser 2004-52, Cl NE
4.500%, 07/25/2033	136	144
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032	45	45
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	112	112
FNMA CMO, Ser 2004-61, Cl FH
0.952%, 11/25/2032 (A)	651	665
FNMA CMO, Ser 2005-100, Cl BQ
5.500%, 11/25/2025	1,168	1,293
FNMA CMO, Ser 2005-106, Cl US
24.008%, 11/25/2035 (A)	583	909

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2005-14, Cl BD
4.500%, 03/25/2020	$941	$994
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	659	716
FNMA CMO, Ser 2005-64, Cl PL
5.500%, 07/25/2035	804	904
FNMA CMO, Ser 2005-72, Cl SB
16.494%, 08/25/2035 (A)	184	245
FNMA CMO, Ser 2005-74, Cl CS
19.601%, 05/25/2035 (A)	316	448
FNMA CMO, Ser 2005-74, Cl SK
19.711%, 05/25/2035 (A)	242	343
FNMA CMO, Ser 2005-90, Cl ES
16.494%, 10/25/2035 (A)	218	288
FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/2035	153	149
FNMA CMO, Ser 2006-104, Cl IC, IO
6.389%, 11/25/2036 (A)	1,319	285
FNMA CMO, Ser 2006-117, Cl GS, IO
6.498%, 12/25/2036 (A)	243	49
FNMA CMO, Ser 2006-118, Cl A2
0.201%, 12/25/2036 (A)	580	568
FNMA CMO, Ser 2006-125, Cl SM, IO
7.050%, 01/25/2037 (A)	1,552	294
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	255	224
FNMA CMO, Ser 2006-23, Cl FK
0.402%, 04/25/2036 (A)	317	315
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036	260	251
FNMA CMO, Ser 2006-3, Cl DO, PO
0.000%, 03/25/2036	311	293
FNMA CMO, Ser 2006-31, Cl PD
5.500%, 11/25/2034	48	48
FNMA CMO, Ser 2006-33, Cl LS
29.465%, 05/25/2036 (A)	202	370
FNMA CMO, Ser 2006-44, Cl FP
0.552%, 06/25/2036 (A)	260	260
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/2033	126	117
FNMA CMO, Ser 2006-46, Cl SW
23.641%, 06/25/2036 (A)	193	289

SEI Institutional Investments Trust / Annual Report / May 31, 2014	101

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-51, Cl SP, IO
6.498%, 03/25/2036 (A)	$282	$39
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	397	439
FNMA CMO, Ser 2006-56, Cl FC
0.442%, 07/25/2036 (A)	320	320
FNMA CMO, Ser 2006-56, Cl PF
0.502%, 07/25/2036 (A)	386	387
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035	265	259
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/2036	604	571
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	651	730
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	390	436
FNMA CMO, Ser 2006-94, Cl GI, IO
6.498%, 10/25/2026 (A)	766	114
FNMA CMO, Ser 2007-100, Cl SM, IO
6.298%, 10/25/2037 (A)	892	126
FNMA CMO, Ser 2007-101, Cl A2
0.402%, 06/27/2036 (A)	1,108	1,090
FNMA CMO, Ser 2007-112, Cl SA, IO
6.298%, 12/25/2037 (A)	748	105
FNMA CMO, Ser 2007-114, Cl A6
0.350%, 10/27/2037 (A)	1,600	1,596
FNMA CMO, Ser 2007-116, Cl HI, IO
1.531%, 01/25/2038 (A)	1,135	85
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/2035	3,156	3,445
FNMA CMO, Ser 2007-29, Cl SG
22.159%, 04/25/2037 (A)	165	240
FNMA CMO, Ser 2007-43, Cl FL
0.452%, 05/25/2037 (A)	130	130
FNMA CMO, Ser 2007-53, Cl SH, IO
5.948%, 06/25/2037 (A)	573	76
FNMA CMO, Ser 2007-54, Cl FA
0.552%, 06/25/2037 (A)	466	467
FNMA CMO, Ser 2007-60, Cl AX, IO
6.998%, 07/25/2037 (A)	1,185	204
FNMA CMO, Ser 2007-64, Cl FA
0.622%, 07/25/2037 (A)	52	52

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-65, Cl KI, IO
6.468%, 07/25/2037 (A)	$613	$77
FNMA CMO, Ser 2007-68, Cl SC, IO
6.550%, 07/25/2037 (A)	769	120
FNMA CMO, Ser 2007-72, Cl EK, IO
6.248%, 07/25/2037 (A)	813	122
FNMA CMO, Ser 2007-79, Cl SB
23.458%, 08/25/2037 (A)	78	115
FNMA CMO, Ser 2007-85, Cl SG
15.869%, 09/25/2037 (A)	214	276
FNMA CMO, Ser 2007-92, Cl YS, IO
5.628%, 06/25/2037 (A)	721	80
FNMA CMO, Ser 2008-1, Cl BI, IO
5.758%, 02/25/2038 (A)	701	77
FNMA CMO, Ser 2008-20, Cl SA, IO
6.838%, 03/25/2038 (A)	455	71
FNMA CMO, Ser 2008-22, Cl SI, IO
6.280%, 03/25/2037 (A)	8,093	848
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/2023	1,276	1,353
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	151	163
FNMA CMO, Ser 2008-24, Cl PF
0.802%, 02/25/2038 (A)	433	438
FNMA CMO, Ser 2008-32, Cl SA, IO
6.698%, 04/25/2038 (A)	233	35
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	570	6
FNMA CMO, Ser 2008-4, Cl SD, IO
5.848%, 02/25/2038 (A)	1,728	200
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/2023	2,461	2,627
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	643	711
FNMA CMO, Ser 2009-103, Cl MB
2.493%, 12/25/2039 (A)	518	531
FNMA CMO, Ser 2009-17, Cl QS, IO
6.498%, 03/25/2039 (A)	343	58
FNMA CMO, Ser 2009-20, Cl DT
4.500%, 04/25/2039	1,585	1,704

102	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	$489	$70
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037	868	765
FNMA CMO, Ser 2009-84, Cl WS, IO
5.748%, 10/25/2039 (A)	380	51
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	5,236	5,031
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	308	47
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	608	562
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/2014	687	7
FNMA CMO, Ser 2009-99, Cl SC, IO
6.028%, 12/25/2039 (A)	483	51
FNMA CMO, Ser 2010-1, Cl WA
6.185%, 02/25/2040 (A)	426	466
FNMA CMO, Ser 2010-100, Cl CS, IO
6.500%, 09/25/2040 (A)	2,886	437
FNMA CMO, Ser 2010-111, Cl AE
5.500%, 04/25/2038	1,499	1,605
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,833
FNMA CMO, Ser 2010-133, Cl A
5.500%, 05/25/2038	1,139	1,240
FNMA CMO, Ser 2010-142, Cl SM, IO
6.380%, 12/25/2040 (A)	1,107	136
FNMA CMO, Ser 2010-148, Cl MA
4.000%, 02/25/2039	543	558
FNMA CMO, Ser 2010-150, Cl SK, IO
6.291%, 01/25/2041 (A)	2,043	313
FNMA CMO, Ser 2010-16, Cl WA
6.436%, 03/25/2040 (A)	522	589
FNMA CMO, Ser 2010-23, Cl KS, IO
6.948%, 02/25/2040 (A)	589	90

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2010-27, Cl AS, IO
6.328%, 04/25/2040 (A)	$2,754	$400
FNMA CMO, Ser 2010-35, Cl SB, IO
6.268%, 04/25/2040 (A)	625	89
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	279	259
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/2038	692	722
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/2040	874	962
FNMA CMO, Ser 2010-68, Cl SA, IO
4.848%, 07/25/2040 (A)	2,528	301
FNMA CMO, Ser 2010-M5, Cl A1
2.259%, 07/25/2020	54	56
FNMA CMO, Ser 2011-117, Cl LS, IO
6.393%, 10/25/2040 (A)	4,639	871
FNMA CMO, Ser 2011-2, Cl WA
5.716%, 02/25/2051 (A)	444	474
FNMA CMO, Ser 2011-30, Cl LS, IO
2.249%, 04/25/2041 (A)	1,496	106
FNMA CMO, Ser 2011-43, Cl WA
5.899%, 05/25/2051 (A)	747	816
FNMA CMO, Ser 2011-75, Cl FA
0.702%, 08/25/2041 (A)	432	436
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	3,667	457
FNMA CMO, Ser 2011-96, Cl SA, IO
6.400%, 10/25/2041 (A)	4,318	778
FNMA CMO, Ser 2011-M1, Cl A3
3.763%, 06/25/2021	1,500	1,606
FNMA CMO, Ser 2011-M2, Cl A3
3.764%, 07/25/2021	7,500	8,014
FNMA CMO, Ser 2011-M4, Cl A2
3.726%, 06/25/2021	2,500	2,681
FNMA CMO, Ser 2012-101, Cl FC
0.652%, 09/25/2042 (A)	905	901

SEI Institutional Investments Trust / Annual Report / May 31, 2014	103

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-112, Cl FD
0.652%, 10/25/2042 (A)	$923	$922
FNMA CMO, Ser 2012-128, Cl SL, IO
6.000%, 11/25/2042 (A)	647	146
FNMA CMO, Ser 2012-128, Cl SQ, IO
6.000%, 11/25/2042 (A)	1,093	262
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	21,401	20,903
FNMA CMO, Ser 2012-133, Cl CS, IO
6.000%, 12/25/2042 (A)	2,151	446
FNMA CMO, Ser 2012-133, Cl SA, IO
6.000%, 12/25/2042 (A)	368	83
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	1,995	1,972
FNMA CMO, Ser 2012-134, Cl MS, IO
6.000%, 12/25/2042 (A)	1,027	224
FNMA CMO, Ser 2012-134, Cl SK, IO
6.000%, 12/25/2042 (A)	817	168
FNMA CMO, Ser 2012-137, Cl CF
0.452%, 08/25/2041 (A)	1,365	1,353
FNMA CMO, Ser 2012-139, Cl DI, IO
3.000%, 12/25/2027	2,323	277
FNMA CMO, Ser 2012-14, Cl FB
0.602%, 08/25/2037 (A)	759	764
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	183	203
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	2,292	2,554
FNMA CMO, Ser 2012-47, Cl HF
0.552%, 05/25/2027 (A)	3,495	3,508
FNMA CMO, Ser 2012-70, Cl HS, IO
5.850%, 07/25/2042 (A)	8,098	1,700
FNMA CMO, Ser 2012-70, Cl YS, IO
6.500%, 02/25/2041 (A)	731	140
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	146	134
FNMA CMO, Ser 2012-74, Cl SA, IO
6.500%, 03/25/2042 (A)	2,120	345

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042	$292	$269
FNMA CMO, Ser 2012-75, Cl NS, IO
6.448%, 07/25/2042 (A)	845	145
FNMA CMO, Ser 2012-89, Cl FD
0.602%, 04/25/2039 (A)	1,311	1,313
FNMA CMO, Ser 2012-93, Cl IB, IO
3.000%, 09/25/2027	8,989	1,125
FNMA CMO, Ser 2012-93, Cl SG, IO
5.950%, 09/25/2042 (A)	1,151	254
FNMA CMO, Ser 2012-97, Cl FB
0.652%, 09/25/2042 (A)	1,355	1,347
FNMA CMO, Ser 2012-M11, Cl FA
0.677%, 08/25/2019 (A)	1,192	1,194
FNMA CMO, Ser 2012-M12, Cl 1A
2.840%, 08/25/2022 (A)	8,117	8,248
FNMA CMO, Ser 2012-M15, Cl A
2.656%, 10/25/2022 (A)	6,998	6,935
FNMA CMO, Ser 2012-M8, Cl ASQ3
1.801%, 12/25/2019	400	398
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043	2,153	1,586
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043	4,907	3,947
FNMA CMO, Ser 2013-101, Cl DO, PO
0.000%, 10/25/2043	1,162	915
FNMA CMO, Ser 2013-121, Cl LB
3.000%, 12/25/2043	5,473	5,635
FNMA CMO, Ser 2013-128, Cl PO, PO
0.000%, 12/25/2043	1,460	1,158
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	2,193	275
FNMA CMO, Ser 2013-67, Cl KS, IO
5.950%, 07/25/2043 (A)	1,037	225
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	4,892	5,467

104	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	$4,730	$5,300
FNMA CMO, Ser 2013-92, Cl PO, PO
0.000%, 09/25/2043	965	769
FNMA Grantor Trust CMO, Ser 2000-T6, Cl A1
7.500%, 06/25/2030	783	910
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/2041	1,364	1,586
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	509	586
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	570	652
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	2,576	581
FNMA Interest STRIPS CMO, Ser 1997-293, Cl 1, PO
0.000%, 12/01/2024	294	284
FNMA Interest STRIPS CMO, Ser 1998-300, Cl 1, PO
0.000%, 09/01/2024	185	179
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	471	83
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/2033	682	154
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	5,244	518
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	3,533	412
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	2,051	424
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	3,137	590
FNMA Interest STRIPS CMO, Ser 2012-412, Cl F2
0.652%, 08/25/2042 (A)	1,354	1,354
FNMA TBA
5.000%, 06/01/2038	13,000	14,365
4.500%, 09/01/2033 to 07/25/2044	104,560	112,841
4.000%, 07/13/2039 to 07/25/2044	52,685	55,572

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.500%, 06/15/2026 to 07/25/2044	$51,875	$53,576
3.000%, 08/25/2026 to 07/25/2044	113,570	114,687
2.500%, 06/25/2027 to 07/25/2029	15,975	16,212
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.668%, 12/25/2042 (A)	736	870
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	927	1,012
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	1,014	1,148
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/2042	381	435
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	330	378
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	625	728
FNMA Whole Loan CMO, Ser 2004-W10, Cl A6
5.750%, 08/25/2034	2,000	2,236
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	596	692
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/2044	524	597
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.372%, 03/25/2045 (A)	1,593	1,590
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	237	277
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.372%, 02/25/2036 (A)	374	372
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.412%, 11/25/2046 (A)	801	796
FNMA Whole Loan CMO, Ser 2007-W7, Cl 1A4
38.266%, 07/25/2037 (A)	27	41
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/2049	1,155	1,307
FNMA, Ser M3, Cl X2, IO
0.136%, 01/25/2024 (A)	68,888	661

SEI Institutional Investments Trust / Annual Report / May 31, 2014	105

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FREMF Mortgage Trust, Ser K714, Cl B
3.856%, 01/25/2047 (A) (B)	$730	$755
FREMF Mortgage Trust, Ser K714, Cl C
3.856%, 01/25/2047 (A) (B)	390	390
GNMA
9.500%, 12/15/2020	4	4
7.500%, 10/15/2037 to 09/20/2038	683	797
7.000%, 12/20/2017 to 06/15/2035	2,557	2,949
6.500%, 01/15/2024 to 02/15/2039	3,627	4,144
6.000%, 12/15/2023 to 10/20/2040	12,243	14,026
5.000%, 07/20/2040 to 11/20/2040	909	1,009
4.500%, 01/20/2040 to 07/20/2041	16,292	17,787
GNMA ARM
1.625%, 04/20/2028 to 07/20/2034 (A)	641	663
1.550%, 01/20/2060 (A)	1,289	1,324
GNMA CMO, Ser 2001-18, Cl WH
31.970%, 04/20/2031 (A)	72	123
GNMA CMO, Ser 2001-22, Cl PS
20.615%, 03/17/2031 (A)	490	777
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	1,199	1,357
GNMA CMO, Ser 2002-23, Cl SD
20.537%, 04/16/2032 (A)	692	1,112
GNMA CMO, Ser 2002-51, Cl SG
31.841%, 04/20/2031 (A)	60	113
GNMA CMO, Ser 2002-57, Cl SB
110.234%, 08/16/2032	58	275
GNMA CMO, Ser 2002-69, Cl SC
16.172%, 02/20/2032 (A)	10	10
GNMA CMO, Ser 2003-60, Cl GS
12.165%, 05/16/2033 (A)	65	78
GNMA CMO, Ser 2003-75, Cl ZX
6.000%, 09/16/2033	2,907	3,263
GNMA CMO, Ser 2003-97, Cl SA, IO
6.399%, 11/16/2033 (A)	368	73
GNMA CMO, Ser 2004-28, Cl SV
8.851%, 04/20/2034 (A)	535	589
GNMA CMO, Ser 2004-34, Cl CS
19.576%, 02/20/2034 (A)	38	54

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	$172	$187
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033	26	25
GNMA CMO, Ser 2004-87, Cl SB
7.499%, 03/17/2033 (A)	114	125
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	78	83
GNMA CMO, Ser 2005-3, Cl SB, IO
5.951%, 01/20/2035 (A)	755	112
GNMA CMO, Ser 2005-7, Cl JM
16.388%, 05/18/2034 (A)	93	105
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	1,000	1,169
GNMA CMO, Ser 2006-16, Cl GS, IO
6.836%, 04/20/2036 (A)	901	141
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	70	60
GNMA CMO, Ser 2006-38, Cl SG, IO
6.501%, 09/20/2033 (A)	517	18
GNMA CMO, Ser 2006-38, Cl SW, IO
6.351%, 06/20/2036 (A)	565	66
GNMA CMO, Ser 2007-17, Cl AF
0.351%, 04/16/2037 (A)	514	513
GNMA CMO, Ser 2007-26, Cl SW, IO
6.051%, 05/20/2037 (A)	1,145	167
GNMA CMO, Ser 2007-27, Cl SD, IO
6.051%, 05/20/2037 (A)	452	66
GNMA CMO, Ser 2007-42, Cl SB, IO
6.601%, 07/20/2037 (A)	659	107
GNMA CMO, Ser 2007-45, Cl QA, IO
6.491%, 07/20/2037 (A)	407	68
GNMA CMO, Ser 2007-72, Cl USIO, IO
6.401%, 11/20/2037 (A)	439	58
GNMA CMO, Ser 2007-78, Cl SA, IO
6.379%, 12/16/2037 (A)	7,460	1,125
GNMA CMO, Ser 2007-81, Cl SP, IO
6.501%, 12/20/2037 (A)	558	92

106	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2007-82, Cl SA, IO
6.381%, 12/20/2037 (A)	$365	$55
GNMA CMO, Ser 2007-9, Cl CI, IO
6.051%, 03/20/2037 (A)	549	82
GNMA CMO, Ser 2008-10, Cl S, IO
5.681%, 02/20/2038 (A)	676	86
GNMA CMO, Ser 2008-2, Cl MS, IO
7.009%, 01/16/2038 (A)	406	69
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033	138	135
GNMA CMO, Ser 2008-33, Cl XS, IO
7.549%, 04/16/2038 (A)	263	58
GNMA CMO, Ser 2008-55, Cl SA, IO
6.051%, 06/20/2038 (A)	602	89
GNMA CMO, Ser 2008-95, Cl DS, IO
7.151%, 12/20/2038 (A)	942	178
GNMA CMO, Ser 2009-102, Cl SM, IO
6.249%, 06/16/2039 (A)	1,101	121
GNMA CMO, Ser 2009-106, Cl AS, IO
6.249%, 11/16/2039 (A)	1,125	170
GNMA CMO, Ser 2009-106, Cl KS, IO
6.251%, 11/20/2039 (A)	11,232	1,572
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	362	70
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/2039	18	4
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/2037	683	81
GNMA CMO, Ser 2009-22, Cl SA, IO
6.121%, 04/20/2039 (A)	950	137
GNMA CMO, Ser 2009-24, Cl DS, IO
6.151%, 03/20/2039 (A)	402	40
GNMA CMO, Ser 2009-25, Cl SE, IO
7.451%, 09/20/2038 (A)	360	73
GNMA CMO, Ser 2009-31, Cl TS, IO
6.151%, 03/20/2039 (A)	860	113

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/2039	$150	$30
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/2037 (A)	1,242	41
GNMA CMO, Ser 2009-42, Cl SC, IO
5.931%, 06/20/2039 (A)	299	42
GNMA CMO, Ser 2009-43, Cl SA, IO
5.801%, 06/20/2039 (A)	760	100
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/2020	935	977
GNMA CMO, Ser 2009-6, Cl SH, IO
5.891%, 02/20/2039 (A)	648	85
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	400	61
GNMA CMO, Ser 2009-65, Cl TS, IO
6.251%, 12/20/2038 (A)	1,199	142
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,646
GNMA CMO, Ser 2009-66, Cl XS, IO
6.649%, 07/16/2039 (A)	118	19
GNMA CMO, Ser 2009-67, Cl SA, IO
5.899%, 08/16/2039 (A)	733	99
GNMA CMO, Ser 2009-72, Cl SM, IO
6.099%, 08/16/2039 (A)	1,116	167
GNMA CMO, Ser 2009-75, Cl VM
5.000%, 12/20/2019	728	779
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037	677	635
GNMA CMO, Ser 2009-8, Cl PS, IO
6.149%, 08/16/2038 (A)	103	15
GNMA CMO, Ser 2009-83, Cl TS, IO
5.951%, 08/20/2039 (A)	751	103
GNMA CMO, Ser 2010-106, Cl SH, IO
5.851%, 08/20/2040 (A)	1,389	281
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032	310	291

SEI Institutional Investments Trust / Annual Report / May 31, 2014	107

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-14, Cl BO, PO
0.000%, 11/20/2035	$366	$319
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	425	367
GNMA CMO, Ser 2010-144, Cl BI, IO
4.000%, 09/16/2037	3,265	359
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040	1,112	894
GNMA CMO, Ser 2010-31, Cl GS, IO
6.348%, 03/20/2039 (A)	651	82
GNMA CMO, Ser 2010-4, Cl NS, IO
6.239%, 01/16/2040 (A)	14,405	2,287
GNMA CMO, Ser 2010-4, Cl SL, IO
6.249%, 01/16/2040 (A)	302	46
GNMA CMO, Ser 2010-47, Cl PX, IO
6.551%, 06/20/2037 (A)	1,750	300
GNMA CMO, Ser 2010-47, Cl XN, IO
6.399%, 04/16/2034 (A)	134	6
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	2,900	3,129
GNMA CMO, Ser 2010-7, Cl EA
5.000%, 06/16/2038	895	989
GNMA CMO, Ser 2010-85, Cl HS, IO
6.496%, 01/20/2040 (A)	1,048	163
GNMA CMO, Ser 2010-H10, Cl FC
1.161%, 05/20/2060 (A)	4,646	4,720
GNMA CMO, Ser 2010-H17, Cl XQ
5.245%, 07/20/2060 (A)	1,825	2,068
GNMA CMO, Ser 2010-H26, Cl LF
0.518%, 08/20/2058 (A)	6,296	6,266
GNMA CMO, Ser 2011-135, Cl SN, IO
5.949%, 10/16/2041 (A)	1,397	266
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	127	30
GNMA CMO, Ser 2011-163, Cl WA
5.835%, 12/20/2038 (A)	720	802

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2011-H09, Cl AF
0.668%, 03/20/2061 (A)	$1,608	$1,603
GNMA CMO, Ser 2012-100, Cl IO, IO
0.826%, 08/16/2052 (A)	3,954	261
GNMA CMO, Ser 2012-124, Cl AS, IO
6.049%, 10/16/2042 (A)	1,901	388
GNMA CMO, Ser 2012-141, Cl WC
3.781%, 01/20/2042 (A)	836	874
GNMA CMO, Ser 2012-61, Cl FM
0.551%, 05/16/2042 (A)	1,180	1,179
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	2,424	359
GNMA CMO, Ser 2012-98, Cl SA, IO
5.946%, 08/16/2042 (A)	1,730	296
GNMA CMO, Ser 2012-H15, Cl FA
0.601%, 05/20/2062 (A)	1,308	1,309
GNMA CMO, Ser 2012-H21, Cl CF
0.851%, 05/20/2061 (A)	2,196	2,207
GNMA CMO, Ser 2012-H21, Cl DF
0.801%, 05/20/2061 (A)	1,469	1,475
GNMA CMO, Ser 2012-H22, Cl FD
0.621%, 01/20/2061 (A)	2,414	2,412
GNMA CMO, Ser 2012-H24, Cl FA
0.601%, 03/20/2060 (A)	1,275	1,276
GNMA CMO, Ser 2012-H24, Cl FE
0.751%, 10/20/2062 (A)	1,500	1,506
GNMA CMO, Ser 2012-H24, Cl FG
0.581%, 04/20/2060 (A)	2,160	2,162
GNMA CMO, Ser 2012-H26, Cl MA
0.701%, 07/20/2062 (A)	1,455	1,457
GNMA CMO, Ser 2012-H27, Cl FB
0.651%, 10/20/2062 (A)	3,258	3,258
GNMA CMO, Ser 2012-H28, Cl FA
0.731%, 09/20/2062 (A)	2,343	2,349
GNMA CMO, Ser 2012-H30, Cl JA
0.631%, 01/20/2060 (A)	1,394	1,396

108	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2012-H30, Cl PA
0.601%, 11/20/2059 (A)	$1,190	$1,191
GNMA CMO, Ser 2013-152, Cl HS, IO
6.548%, 06/20/2043 (A)	2,785	578
GNMA CMO, Ser 2013-187, Cl S, IO
6.001%, 12/20/2043 (A)	284	59
GNMA CMO, Ser 2013-H01, Cl FA
1.650%, 01/20/2063	3,598	3,588
GNMA CMO, Ser 2013-H01, Cl JA
0.471%, 01/20/2063 (A)	1,449	1,431
GNMA CMO, Ser 2013-H01, Cl TA
0.651%, 01/20/2063 (A)	1,920	1,920
GNMA CMO, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	1,508	1,503
GNMA CMO, Ser 2014-H04, Cl FB
0.801%, 02/20/2064 (A)	3,040	3,052
GNMA, Ser 112, Cl IO, IO
0.858%, 02/16/2053 (A)	31,492	2,124
GNMA, Ser 114, Cl IO, IO
1.033%, 01/16/2053 (A)	9,618	861
GNMA, Ser 125, Cl IO, IO
0.858%, 02/16/2053 (A)	15,617	1,096
GNMA, Ser 142, Cl IO, IO
1.157%, 04/16/2054 (A)	22,678	1,487
0.951%, 09/16/2046 (A)	43,273	2,213
GNMA, Ser 145, Cl IO, IO
1.124%, 09/16/2044 (A)	12,560	973
GNMA, Ser 163, Cl IO, IO
1.215%, 02/16/2046 (A)	12,238	1,017
GNMA, Ser 193, Cl AB
2.000%, 12/16/2049	2,035	2,030
GNMA, Ser 2013-153, Cl AB
2.900%, 06/16/2044 (A)	1,598	1,624
GNMA, Ser 2013-154, Cl AB
2.900%, 02/16/2044 (A)	4,821	4,899
GNMA, Ser 2013-178, Cl A
2.250%, 03/16/2035	3,100	3,110
GNMA, Ser 2013-178, Cl IO, IO
0.947%, 06/16/2055 (A)	7,646	498
GNMA, Ser 2013-63, Cl IO, IO
0.773%, 09/16/2051 (A)	48,956	3,305
GNMA, Ser 27, Cl IO, IO
1.290%, 04/16/2053 (A)	14,169	949
GNMA, Ser 44, Cl IO, IO
0.981%, 03/16/2049 (A)	20,861	1,301
GNMA, Ser 47, Cl IA, IO
1.385%, 02/16/2048 (A)	13,646	1,138

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA, Ser 50, Cl IO, IO
1.041%, 09/16/2055 (A)	$13,393	$1,021
GNMA, Ser 74, Cl C
4.244%, 05/16/2041 (A)	5,000	5,324
GNMA TBA
4.500%, 06/01/2039 to 08/15/2039	18,900	20,533
4.000%, 06/01/2039 to 06/20/2044	55,765	59,415
3.500%, 06/15/2041 to 06/15/2044	37,620	39,149
3.000%, 06/20/2044	7,280	7,332
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	1,100	1,145
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	5,074	5,222
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.602%, 10/07/2020 (A)	8,207	8,257
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.522%, 11/06/2017 (A)	3,470	3,478
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.622%, 11/05/2020 (A)	2,848	2,861
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.712%, 12/08/2020 (A)	1,250	1,261
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.712%, 12/08/2020 (A)	443	447
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/2020	260	266
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.602%, 01/08/2020 (A)	64	64
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.552%, 02/06/2020 (A)	742	745

		1,916,585

Non-Agency Mortgage-Backed Obligations — 7.3%
A10 Securitization LLC, Ser 2012-1, Cl A
3.492%, 04/15/2024 (B)	396	397
A10 Securitization LLC, Ser 2013-2, Cl B
4.380%, 11/15/2027 (B)	250	251
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.349%, 02/02/2037 (A) (B)	183	179

SEI Institutional Investments Trust / Annual Report / May 31, 2014	109

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/2048 (A) (B)	$499	$500
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A) (B)	570	586
ASG Resecuritization Trust, Ser 2009-2, Cl A55
4.826%, 05/24/2036 (A) (B)	79	80
ASG Resecuritization Trust, Ser 2009-2, Cl G60
4.826%, 05/24/2036 (A) (B)	400	407
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.075%, 03/26/2037 (A) (B)	850	850
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/2037 (B)	381	395
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
2.438%, 11/28/2035 (A) (B)	425	417
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034	212	224
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034	430	448
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/2033	318	331
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018	298	302
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033	154	157
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019	202	207
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019	213	223
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.123%, 11/25/2021 (A)	125	122

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.366%, 04/25/2037 (A)	$345	$286
Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	687	705
Banc of America Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/2043	500	512
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	1,050	1,081
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/2045 (A)	289	302
Banc of America Commercial Mortgage, Ser 2005-6, Cl A4
5.350%, 09/10/2047 (A)	70	73
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/2045 (A)	500	529
Banc of America Commercial Mortgage, Ser 2006-1, Cl AM
5.421%, 09/10/2045 (A)	554	591
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	810	877
Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/2046	782	845
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/2047	490	527
Banc of America Commercial Mortgage, Ser 2006-5, Cl AM
5.448%, 09/10/2047	2,370	2,547
Banc of America Commercial Mortgage, Ser 5, Cl A4
5.492%, 02/10/2051	300	326
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	19	20
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	270	292
Banc of America Funding, Ser 2004-C, Cl 1A1
5.082%, 12/20/2034 (A)	129	129
Banc of America Funding, Ser 2005-B, Cl 2A1
2.682%, 04/20/2035 (A)	3,150	2,874
Banc of America Funding, Ser 2006-G, Cl 2A3
0.322%, 07/20/2036 (A)	1,471	1,466

110	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2010- R11A, Cl 1A6
5.159%, 08/26/2035 (A) (B)	$340	$348
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (B)	164	167
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (B)	1,538	1,529
Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/2033	383	399
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.702%, 05/25/2018 (A)	97	93
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.602%, 08/25/2018 (A)	69	68
Banc of America Mortgage Securities, Ser 2003-A, Cl 2A2
2.978%, 02/25/2033 (A)	3	3
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.857%, 06/25/2033 (A)	195	197
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	316	326
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019	76	78
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019	55	55
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	72	76
Banc of America Re-Remic Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/2030 (B)	411	407
Bayview Commercial Asset Trust, Ser 2005-3A, Cl A1
0.470%, 11/25/2035 (A) (B)	4,318	3,754
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
0.380%, 12/25/2036 (A) (B)	1,915	1,690
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (B)	900	894
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (B)	1,500	1,474
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/2037 (B)	258	263

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/2037 (A) (B)	$424	$440
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)	509	525
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/2036 (A) (B)	470	476
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.365%, 04/26/2037 (A) (B)	530	541
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
4.977%, 04/26/2035 (A) (B)	106	105
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.202%, 07/26/2045 (A) (B)	803	810
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.830%, 02/26/2047 (A) (B)	185	183
BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
5.059%, 05/26/2035 (A) (B)	700	664
BCAP LLC Trust, Ser 2011-RR10, Cl 2A1
1.049%, 09/26/2037 (A) (B)	765	700
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A) (B)	713	725
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.304%, 05/28/2036 (A) (B)	549	518
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.697%, 07/26/2036 (A) (B)	241	240
BCAP LLC Trust, Ser 2012-RR10, Cl 3A1
0.344%, 05/26/2036 (A) (B)	1,341	1,266
BCAP LLC Trust, Ser 2012-RR2, Cl 1A1
0.322%, 08/26/2036 (A) (B)	448	436
BCAP LLC Trust, Ser 2012-RR3, Cl 2A5
2.096%, 05/26/2037 (A) (B)	478	479
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
2.961%, 05/25/2034 (A)	91	92
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.625%, 05/25/2034 (A)	301	290

SEI Institutional Investments Trust / Annual Report / May 31, 2014	111

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.180%, 08/25/2035 (A)	$279	$283
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
0.890%, 11/25/2034 (A)	35	35
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
2.536%, 08/25/2034 (A)	2,325	2,355
Bear Stearns Alternative Trust, Ser 2005-2, Cl 2A4
2.609%, 04/25/2035 (A)	175	169
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	25	25
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.931%, 06/11/2041 (A) (B)	12,594	71
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/2042 (A)	142	145
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.607%, 03/11/2039 (A)	300	318
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.761%, 04/12/2038 (A)	4,700	5,016
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/2041	296	322
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	400	418
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW18, Cl AM
6.084%, 06/11/2050 (A)	1,050	1,194
Bear Stearns Commercial Mortgage Securities, Ser 2007-PWR18, Cl AMA
6.087%, 06/11/2050 (A)	2,250	2,521
CAM Mortgage Trust, Ser 2014-1, Cl A
3.352%, 12/15/2053 (B)	207	208

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.402%, 07/15/2044 (A)	$600	$629
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AM
5.534%, 01/15/2046 (A)	200	213
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.083%, 01/15/2046 (A) (B)	62,168	64
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl A3
5.293%, 12/11/2049	111	113
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.377%, 12/11/2049 (A) (B)	36,898	323
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (B)	2,670	3,008
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.705%, 02/25/2037 (A)	191	192
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.661%, 02/25/2037 (A)	131	131
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.720%, 07/25/2037 (A)	295	296
Chevy Chase Funding LLC Mortgage-Backed Certificates, Ser 2004-1A, Cl A1
0.432%, 01/25/2035 (A) (B)	31	28
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (A)	440	454
Citigroup Commercial Mortgage Trust, Ser GC19, Cl AAB
3.552%, 03/10/2047	949	991
Citigroup Commercial Mortgage Trust, Ser GC8, Cl XA, IO
2.228%, 09/10/2045 (A) (B)	7,868	871
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
2.863%, 02/25/2034 (A)	47	47
Citigroup Mortgage Loan Trust, Ser 2004-RR2, Cl A2
2.504%, 05/25/2034 (A) (B)	477	492
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
2.853%, 08/25/2034 (A)	131	128
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035	271	279

112	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.687%, 11/25/2038 (A) (B)	$640	$647
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.419%, 09/25/2033 (A) (B)	377	382
Citigroup Mortgage Loan Trust, Ser 2009-11, Cl 3A1
5.750%, 05/25/2037 (A) (B)	558	588
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/2036 (B)	951	991
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.611%, 02/25/2035 (A) (B)	154	156
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (B)	1,201	1,237
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (B)	1,306	1,347
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051 (B)	675	652
COBALT CMBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	1,029	1,102
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	520	572
COMM Mortgage Trust, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	2,091	2,081
COMM Mortgage Trust, Ser 2014-LC15, Cl ASB
3.528%, 04/10/2047	1,460	1,524
COMM Mortgage Trust, Ser 2014-LC15, Cl XA, IO
1.429%, 04/10/2047 (A)	18,579	1,664
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.441%, 03/10/2047 (A)	15,642	1,487
Commercial Mortgage Pass-Through Certificates, Ser 2005-LP5, Cl A4
4.982%, 05/10/2043 (A)	600	616
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (B)	1,153	1,254
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl XA, IO
2.092%, 08/15/2045 (A)	1,199	129

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	$90	$88
Commercial Mortgage Pass-Through Certificates, Ser 2012-MVP, Cl A
2.091%, 11/17/2026 (A) (B)	311	313
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	450	477
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	440	469
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl ASB
3.623%, 10/10/2046	1,867	1,961
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	190	205
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.256%, 10/10/2046 (A)	90	96
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	1,353	1,361
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	1,270	1,286
Commercial Mortgage Pass-Through Certificates, Ser TWC, Cl A
1.002%, 02/13/2032 (A) (B)	550	550
Commercial Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	927	962
Commercial Mortgage Trust, Ser 2013-CR11, Cl AM
4.715%, 10/10/2046 (A)	938	1,031
Commercial Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	1,469	1,567
COOF Securitization Trust, IO
3.015%, 06/25/2040	1,200	172
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	1,377	1,476

SEI Institutional Investments Trust / Annual Report / May 31, 2014	113

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	$1,465	$1,446
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	121	124
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	471	493
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031	153	132
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.226%, 08/25/2035 (A)	662	448
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033	459	480
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-56, Cl 6A1
2.686%, 12/25/2033 (A)	372	374
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034	645	675
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.576%, 08/25/2018 (A)	30	31
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
4.946%, 08/25/2034 (A)	461	463
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-20, Cl 2A1
2.523%, 09/25/2034 (A)	55	41
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/2034	412	440
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	325	334
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	546	526
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.550%, 09/25/2035 (A) (B)	3,167	2,859

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.612%, 01/15/2049 (A)	$1,465	$1,603
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	583	597
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/2033	261	266
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	193	204
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018	282	291
Credit Suisse First Boston Mortgage Securities, Ser 2004-4, Cl 2A4
5.500%, 09/25/2034	395	432
Credit Suisse First Boston Mortgage Securities, Ser 2004-8, Cl 1A4
5.500%, 12/25/2034	483	523
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
2.444%, 06/25/2034 (A)	345	341
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	412	416
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/2037	400	414
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	1,022	1,055
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.858%, 03/15/2039 (A)	825	880
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
3.813%, 06/25/2050 (A) (B)	400	397
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A) (B)	176	178

114	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2011-1R, Cl A1
1.154%, 02/27/2047 (A) (B)	$234	$234
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.774%, 07/28/2036 (A) (B)	444	446
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.404%, 08/28/2047 (A) (B)	80	80
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.154%, 03/27/2046 (A) (B)	908	912
Credit Suisse Mortgage Capital Certificates, Ser 2012-11R, Cl A6
1.150%, 06/28/2047 (A) (B)	3,503	3,353
Credit Suisse Mortgage Capital Certificates, Ser 2012-3R, Cl 1A1
3.250%, 07/27/2037 (A) (B)	648	644
CSMC, Ser 2014-ICE, Cl A
0.000%, 04/15/2016	673	673
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (B)	2,845	3,145
DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/2045 (B)	18	18
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	1,281	1,338
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	2,176	2,406
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.564%, 08/10/2044 (A) (B)	6,456	186
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.284%, 04/26/2037 (A) (B)	60	60
Deutsche Securities Alternative Loan Trust, Ser 2005-1, Cl 2A1
5.718%, 02/25/2020 (A)	171	177
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	2,520	2,545
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.952%, 11/19/2044 (A)	1,421	1,056

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031 (B)	$550	$556
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.702%, 02/25/2048 (A) (B)	1,836	1,837
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (B)	76	77
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
1.800%, 04/25/2024 (A)	10,500	10,581
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
2.197%, 09/25/2034 (A)	407	401
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/2018	176	176
GE Business Loan Trust, Ser 2003-2A, Cl A
0.521%, 11/15/2031 (A) (B)	2,888	2,742
GE Capital Commercial Mortgage, Ser 2005-C1, Cl A5
4.772%, 06/10/2048 (A)	75	76
GE Capital Commercial Mortgage, Ser 2005-C1, Cl AJ
4.826%, 06/10/2048 (A)	1,000	1,020
GE Capital Commercial Mortgage, Ser 2005-C1, Cl B
4.846%, 06/10/2048 (A)	500	507
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/2045 (A)	669	697
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	2,690	2,823
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
2.982%, 10/19/2033 (A)	900	899
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033	310	322
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033	425	439
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	358	376
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020	124	127

SEI Institutional Investments Trust / Annual Report / May 31, 2014	115

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GreenPoint Mortgage Funding Trust, Ser 2005-HY1, Cl 1A1A
0.422%, 07/25/2035 (A)	$6,546	$6,289
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AJ
4.859%, 08/10/2042 (A)	220	224
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	875	911
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl AM
6.015%, 07/10/2038 (A)	1,160	1,261
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/2039	732	748
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (A)	1,000	1,061
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.782%, 11/10/2039 (A) (B)	9,431	107
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.803%, 08/10/2045 (A) (C)	1,397	1,553
GS Mortgage Securities II, Ser 2011-GC5, Cl A2
2.999%, 08/10/2044	55	57
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	10,105	10,682
GS Mortgage Securities II, Ser 2011-GC5, Cl XA, IO
1.879%, 08/10/2044 (A) (B)	2,110	141
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A
4.649%, 11/10/2046	890	972
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	720	798
GS Mortgage Securities Trust, Ser GC16, Cl A3
4.244%, 11/10/2046	676	730
GS Mortgage Securities Trust, Ser GC16, Cl AAB
3.813%, 11/10/2046	2,356	2,503
GS Mortgage Securities Trust, Ser GC18, Cl AAB
3.648%, 01/10/2047	865	909
GS Mortgage Securities Trust, Ser GC20, Cl AAB
3.655%, 04/10/2047	2,920	3,072
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	294	298

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities, Ser ALOH, Cl A
3.551%, 04/10/2034 (B)	$329	$340
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A) (B)	3	3
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.502%, 09/25/2035 (A) (B)	466	399
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
4.857%, 09/25/2035 (A) (B)	373	52
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	378	394
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.652%, 06/25/2035 (A)	57	55
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	77	78
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.600%, 10/25/2034 (A)	644	650
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.452%, 05/25/2035 (A)	303	304
Impac CMB Trust, Ser 2007-A, Cl M1
0.550%, 05/25/2037 (A)	2,933	2,697
Impac Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	4,745	5,392
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033	470	496
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.502%, 05/25/2036 (A)	342	339
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
0.500%, 08/25/2036 (A)	868	857
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
2.820%, 11/25/2037 (A)	1,098	1,048
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.582%, 10/25/2034 (A)	20	20
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.010%, 09/25/2034 (A)	33	29

116	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
0.952%, 11/25/2034 (A)	$54	$48
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/2045	1,000	1,075
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	410	440
JPMBB Commercial Mortgage Securities Trust, Ser C17, Cl B
4.887%, 01/15/2047 (A)	230	251
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	443	443
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl AJ
5.554%, 08/12/2037 (A)	700	725
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	177	179
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP5, Cl A4
5.237%, 12/15/2044 (A)	7,000	7,343
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	716	754
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.413%, 06/12/2043 (A)	42,064	223
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	571	617
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	189	190
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.306%, 05/15/2047 (A)	340	338
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB20, Cl AM
6.085%, 02/12/2051 (A)	475	537

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	$3,667	$3,951
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	822	862
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A4
4.388%, 07/15/2046 (B)	1,725	1,893
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A2
3.149%, 08/15/2046	700	730
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	1,501	1,490
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-INN, Cl A
1.552%, 10/15/2030 (A) (B)	1,550	1,552
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-INN, Cl C
2.702%, 10/15/2030 (A) (B)	1,190	1,192
JPMorgan Chase Commercial Mortgage Securities, Ser C3, Cl A3
4.388%, 02/15/2046 (B)	3,886	4,249
JPMorgan Chase Commercial Mortgage Securities, Ser CB18, Cl A4
5.440%, 06/12/2047	150	164
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LC9, Cl XA, IO
1.938%, 12/15/2047 (A)	6,155	629
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LD11, Cl A2
5.789%, 06/15/2049 (A)	1,403	1,403
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LDP3, Cl A4A
4.936%, 08/15/2042 (A)	6,899	7,135
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LDP9, Cl AM
5.372%, 05/15/2047	5,610	5,926
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.749%, 07/25/2034 (A)	99	103

SEI Institutional Investments Trust / Annual Report / May 31, 2014	117

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.079%, 06/25/2034 (A)	$1,315	$1,307
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.770%, 09/25/2034 (A)	99	103
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
3.188%, 02/25/2035 (A)	449	457
JPMorgan Mortgage Trust, Ser 2005- A2, Cl 5A2
2.830%, 04/25/2035 (A)	212	218
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 5A3
2.672%, 06/25/2035 (A)	529	536
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.733%, 08/25/2034 (A)	749	749
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.546%, 11/25/2033 (A)	772	772
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.711%, 08/25/2034 (A)	386	390
JPMorgan Re-REMIC, Ser 2009-6, Cl 4A1
2.691%, 09/26/2036 (A) (B)	234	236
JPMorgan Re-REMIC, Ser 2010-4, Cl 7A1
1.865%, 08/26/2035 (A) (B)	182	182
KGS-Alpha Capital, Ser 2012-A, Cl A, IO
0.859%, 08/27/2037 (A) (B)	8,158	315
KREMF, Ser 2014 K36C, Cl C
4.361%, 12/25/2046 (A) (B)	1,030	1,030
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
6.080%, 07/15/2044 (A)	380	427
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	132	133
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	350	369
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.366%, 02/15/2041 (A) (B)	22,686	118
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.031%, 06/15/2038 (A)	437	474
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	133	146

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	$150	$164
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.370%, 09/15/2045 (A)	500	574
LVII Resecuritization Trust, Ser 2009-3, Cl M3
5.360%, 11/27/2037 (A) (B)	300	304
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.633%, 11/21/2034 (A)	1,150	1,174
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.633%, 11/21/2034 (A)	8,452	8,802
Master Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
2.591%, 06/25/2034 (A)	20	19
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033	202	217
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	1,389	1,476
Master Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	570	485
Master Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033	518	545
Master Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018	32	32
Master Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033	199	201
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	2,287	2,339
Master Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.502%, 05/25/2035 (A) (B)	458	389
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (B)	128	102
Master Seasoned Securities Trust, Ser 2004-1, Cl 4A1
2.582%, 10/25/2032 (A)	10	10
Master Seasoned Securities Trust, Ser 2005-1, Cl 4A1
2.402%, 10/25/2032 (A)	83	84

118	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.640%, 07/25/2033 (A)	$111	$115
Merrill Lynch Mortgage Investors, Ser 2004-1, Cl 2A1
2.146%, 12/25/2034 (A)	431	423
Merrill Lynch Mortgage Investors, Ser 2004-A, Cl A2
0.832%, 04/25/2029 (A)	251	248
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
2.380%, 02/25/2034 (A)	126	127
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
2.625%, 02/25/2034 (A)	884	895
Merrill Lynch Mortgage Investors, Ser 2004-A4, Cl A2
2.460%, 08/25/2034 (A)	228	235
Merrill Lynch Mortgage Investors, Ser 2004-B, Cl A3
1.988%, 05/25/2029 (A)	392	398
Merrill Lynch Mortgage Investors, Ser 2004-D, Cl A2
1.051%, 09/25/2029 (A)	316	312
Merrill Lynch Mortgage Investors, Ser 2005-1, Cl 2A1
2.127%, 04/25/2035 (A)	43	41
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (A)	1,071	1,130
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.547%, 01/12/2044 (A)	480	512
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
2.461%, 02/25/2036 (A)	269	256
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.863%, 05/12/2039 (A)	505	541
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
6.032%, 06/12/2050 (A)	30	33
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.261%, 12/12/2049 (A) (B)	14,534	173
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	3,168	3,429
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/2051 (A)	830	914

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.810%, 06/12/2050 (A)	$1,904	$2,109
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	1,500	1,672
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049	3,538	3,843
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
2.034%, 08/15/2045 (A) (B)	5,059	462
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	2,077	2,074
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	2,627	2,647
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.218%, 07/15/2046 (A)	1,600	1,714
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	350	344
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	707	696
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	420	419
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C10, Cl A3
4.103%, 07/15/2046 (A)	1,699	1,805
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C15, Cl ASB
3.654%, 04/15/2047	882	923
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C5, Cl A4
3.176%, 08/15/2045	609	615
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/2040	454	454

SEI Institutional Investments Trust / Annual Report / May 31, 2014	119

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2005-T17, Cl A5
4.780%, 12/13/2041	$6,880	$6,964
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/2052 (A)	5,645	5,928
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.985%, 08/12/2041 (A)	6,350	6,925
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.220%, 02/12/2044 (A) (B)	33,806	163
Morgan Stanley Capital I, Ser 2007-IQ15, Cl A4
6.105%, 06/11/2049 (A)	981	1,091
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.832%, 06/11/2042 (A)	300	336
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	1,529	1,596
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	340	367
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	950	1,025
Morgan Stanley Capital I, Ser C2, Cl A2
3.476%, 06/15/2044 (B)	2,715	2,846
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.695%, 04/25/2034 (A)	414	437
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	25	18
Morgan Stanley Re-REMIC Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/2040 (B)	84	84
Morgan Stanley Re-REMIC Trust, Ser 2011-IO, Cl A
2.500%, 03/23/2051 (B)	154	154
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	924	930
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (B)	1,925	1,936
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (B)	400	342
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (B)	2,321	2,296

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.597%, 05/25/2036 (A)	$426	$384
Nomura Resecuritization Trust, Ser 2010-6RA, Cl 1A5
2.520%, 03/26/2036 (A) (B)	404	405
Nomura Resecuritization Trust, Ser 2014-1R, Cl 3A1
0.302%, 07/25/2036 (A) (B)	2,787	2,751
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.350%, 08/25/2029 (A) (B)	791	791
Northstar, Ser 2013-1A, Cl A
2.004%, 08/25/2029 (A) (B)	783	784
Northstar, Ser 2013-1A, Cl B
5.154%, 08/25/2029 (A) (B)	500	497
Ores, Ser 2013-LV2, Cl A
3.081%, 09/25/2025 (B)	622	622
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	164	173
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034	45	38
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (B)	1,969	1,973
RALI Trust, Ser 2005-QO5, Cl A1
1.126%, 01/25/2046 (A)	1,152	833
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	107	114
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	39	38
RBS Commercial Funding Trust, Ser GSP, Cl A
3.834%, 01/13/2032 (A) (B)	2,762	2,885
RBSSP Resecuritization Trust, Ser 2010-12, Cl 8A1
4.000%, 06/27/2021 (B)	150	151
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A) (B)	470	481
RBSSP Resecuritization Trust, Ser 2012-3, Cl 3A1
0.302%, 09/26/2036 (A) (B)	616	584
RCMC LLC, Ser 2012-CRE1, Cl A
5.624%, 11/15/2044 (B)	833	853
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	722	737

120	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	$179	$183
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/2033	293	309
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034	1,645	1,685
Residential Accredit Loans, Ser 2005-QO2, Cl A1
1.486%, 09/25/2045 (A)	834	691
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	458	472
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	653	664
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033	271	288
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.595%, 12/25/2034 (A)	1,013	1,027
Residential Funding Mortgage Securities I, Ser 2003-S4, Cl A4
5.750%, 03/25/2033	236	242
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.618%, 09/25/2033 (A)	385	393
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.667%, 01/20/2035 (A)	579	529
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	1	1
SNPL Notes, Ser 2014-1
3.250%, 05/25/2017	306	306
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/2058 (A) (B)	508	530
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/2058 (A) (B)	1,000	1,051
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/2057 (A) (B)	226	230
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl M3
6.000%, 09/25/2057 (A) (B)	700	749

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (B)	$844	$855
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A) (B)	800	838
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	1,171	1,170
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M1
2.660%, 12/25/2059 (A) (B)	432	430
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M2
3.560%, 12/25/2059 (A) (B)	330	333
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M3
4.440%, 12/25/2059 (A) (B)	253	260
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M4
5.300%, 12/25/2059 (A) (B)	121	125
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (B)	1,085	1,084
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.647%, 06/25/2034 (A)	262	260
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.472%, 10/25/2035 (A)	3,423	3,013
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
0.631%, 04/19/2035 (A)	2,552	2,364
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.812%, 10/19/2034 (A)	260	247
Structured Asset Securities, Ser 2001-15A, Cl 4A1
2.185%, 10/25/2031 (A)	51	51
Structured Asset Securities, Ser 2003-16, Cl A3
0.652%, 06/25/2033 (A)	159	158
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.426%, 10/25/2033 (A)	6,577	6,595
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.499%, 11/25/2033 (A)	99	103

SEI Institutional Investments Trust / Annual Report / May 31, 2014	121

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033	$506	$517
Structured Asset Securities, Ser 2003-37A, Cl 2A
3.616%, 12/25/2033 (A)	157	159
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	529	544
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.790%, 09/25/2043 (A)	415	408
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.562%, 08/15/2039 (A)	772	786
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	866	874
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	2,482	2,558
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.941%, 05/10/2063 (A) (B)	3,647	314
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	2,058	2,077
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (B)	590	585
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	492	492
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/2046	1,800	1,814
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	1,607	1,861
VNDO Mortgage Trust, Ser PENN, Cl A
3.808%, 12/13/2029 (B)	1,000	1,064
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (B)	877	867

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

VOLT CMO, Ser 2013-NPL5, Cl A1
3.625%, 04/25/2055	$814	$820
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A7
5.118%, 07/15/2042 (A)	119	124
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.457%, 12/15/2044 (A)	1,000	1,052
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.189%, 06/15/2045 (A) (B)	79,927	135
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	560	610
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
2.497%, 01/25/2033 (A)	284	288
Wamu Mortgage Pass-Through Certificates, Ser 2002-AR6, Cl A
1.526%, 06/25/2042 (A)	22	21
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.423%, 10/25/2033 (A)	317	322
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
2.439%, 06/25/2033 (A)	306	309
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.298%, 08/25/2033 (A)	259	263
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.410%, 08/25/2033 (A)	179	181
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.419%, 09/25/2033 (A)	545	556
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 2A
2.443%, 09/25/2033 (A)	205	208

122	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	$90	$91
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018	123	125
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
17.044%, 06/25/2033 (A)	55	63
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	1,008	1,037
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.409%, 06/25/2034 (A)	164	167
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.409%, 06/25/2034 (A)	215	219
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019	307	317
WaMu Mortgage Pass-Through Certificates, Ser 2004-S1, Cl 1A3
0.552%, 03/25/2034 (A)	1	1
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	624	655
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.440%, 10/25/2045 (A)	2,709	2,537
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.432%, 11/25/2045 (A)	4,323	3,916
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.442%, 12/25/2045 (A)	4,022	3,700
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.196%, 01/25/2046 (A)	2,540	846

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
2.268%, 10/25/2046 (A)	$981	$901
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
2.054%, 11/25/2036 (A)	300	264
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
0.936%, 12/25/2046 (A)	439	242
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.268%, 12/25/2046 (A)	438	414
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
2.200%, 02/25/2037 (A)	3,466	2,867
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	509	135
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	61	64
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033	72	65
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033	193	169
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A) (B)	269	271
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-17, Cl 2A10
5.500%, 01/25/2034	228	240
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.490%, 11/25/2033 (A)	308	316

SEI Institutional Investments Trust / Annual Report / May 31, 2014	123

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
2.490%, 02/25/2034 (A)	$215	$217
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/2034 (A)	50	50
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.613%, 12/25/2034 (A)	422	432
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.613%, 12/25/2034 (A)	282	289
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.690%, 12/25/2034 (A)	139	141
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
2.690%, 12/25/2034 (A)	209	213
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.635%, 07/25/2034 (A)	510	517
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.902%, 08/25/2034 (A)	122	124
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.613%, 09/25/2034 (A)	835	853
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.622%, 10/25/2034 (A)	377	382
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.622%, 10/25/2034 (A)	301	312
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
5.352%, 08/25/2035 (A)	302	312
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 1A1
2.621%, 03/25/2035 (A)	1,765	1,795

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.630%, 06/25/2035 (A)	$565	$570
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
2.643%, 10/25/2033 (A)	184	187
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
5.570%, 11/25/2036 (A)	447	447
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.618%, 04/25/2036 (A)	501	502
Wells Fargo Re-REMIC Trust, Ser 2012-IO, Cl A
1.750%, 08/20/2021 (B)	668	669
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.106%, 02/15/2044 (A) (B)	8,000	282
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A4
4.375%, 03/15/2044 (B)	600	657
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	4,610	4,849
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	4,920	5,064
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.741%, 06/15/2045 (A) (B)	3,150	294
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	3,740	3,733
WFRBS Commercial Mortgage Trust, Ser C19, Cl XA, IO
1.340%, 03/15/2047 (A)	5,384	453

		430,435

Total Mortgage-Backed Securities (Cost $2,296,188) ($ Thousands)		2,347,020

CORPORATE OBLIGATIONS — 26.6%

Consumer Discretionary — 2.0%
21st Century Fox America
6.200%, 12/15/2034	265	323
American Airlines Pass-Through Trust
4.950%, 01/15/2023 (B)	5,581	6,020

124	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Best Buy
5.000%, 08/01/2018	$237	$248
CBS
8.875%, 05/15/2019	125	162
7.875%, 07/30/2030	160	216
5.750%, 04/15/2020	92	107
4.300%, 02/15/2021	250	269
Comcast
6.950%, 08/15/2037	1,040	1,401
6.550%, 07/01/2039	340	440
6.500%, 01/15/2017	3,670	4,198
6.500%, 11/15/2035	300	385
6.450%, 03/15/2037	200	255
5.850%, 11/15/2015	648	698
4.950%, 06/15/2016	4,125	4,474
4.650%, 07/15/2042	170	176
4.250%, 01/15/2033	390	401
3.600%, 03/01/2024	4,040	4,175
3.125%, 07/15/2022	133	135
Comcast Cable Communications Holdings
9.455%, 11/15/2022	850	1,236
Comcast Cable Communications LLC
8.875%, 05/01/2017	150	183
Cox Communications (B)
6.950%, 06/01/2038	40	49
4.700%, 12/15/2042	10	10
CVS Caremark
6.125%, 09/15/2039	140	176
5.789%, 01/10/2026 (B)	1,587	1,778
5.750%, 05/15/2041	280	337
4.125%, 05/15/2021	360	390
2.750%, 12/01/2022	230	223
2.250%, 12/05/2018	1,715	1,740
CVS Lease Pass-Through
6.036%, 12/10/2028 (B)	2,228	2,593
CVS Pass-Through Trust
5.926%, 01/10/2034 (B)	315	361
5.880%, 01/10/2028	150	170
Daimler Finance North America LLC (B)
2.625%, 09/15/2016	389	403
2.375%, 08/01/2018	4,410	4,506
1.875%, 09/15/2014	1,661	1,668
1.875%, 01/11/2018	1,241	1,253
1.650%, 04/10/2015	337	341
1.300%, 07/31/2015	3,340	3,372
1.125%, 03/10/2017	2,585	2,588
DIRECTV Holdings
5.150%, 03/15/2042 (C)	365	385
3.800%, 03/15/2022	980	1,012
DIRECTV Holdings LLC
4.450%, 04/01/2024 (C)	2,355	2,504

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Discovery Communications
4.950%, 05/15/2042	$115	$117
Ford Motor
4.750%, 01/15/2043	2,745	2,787
Ford Motor Credit LLC
4.375%, 08/06/2023 (C)	1,395	1,481
Gap
5.950%, 04/12/2021	514	593
General Motors (B)
4.875%, 10/02/2023	1,150	1,205
3.500%, 10/02/2018	1,710	1,753
Johnson Controls
5.250%, 12/01/2041	440	487
4.250%, 03/01/2021	265	288
3.750%, 12/01/2021	289	303
Kohl’s
6.250%, 12/15/2017	255	296
Lowe’s MTN
7.110%, 05/15/2037	400	536
5.125%, 11/15/2041	48	54
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	2,227	2,260
Macy’s Retail Holdings
7.450%, 07/15/2017	120	142
6.900%, 04/01/2029	100	125
5.125%, 01/15/2042	54	58
4.300%, 02/15/2043	153	145
2.875%, 02/15/2023	232	223
McDonald’s MTN
5.350%, 03/01/2018	1,200	1,373
NBCUniversal Media
5.950%, 04/01/2041	200	244
4.375%, 04/01/2021	150	166
Nissan Motor Acceptance
1.800%, 03/15/2018 (B)	255	256
QVC
5.950%, 03/15/2043	50	53
Thomson Reuters
4.700%, 10/15/2019	250	278
Time Warner
9.150%, 02/01/2023	500	699
7.700%, 05/01/2032	2,530	3,529
7.625%, 04/15/2031	3,085	4,282
6.500%, 11/15/2036	50	62
6.250%, 03/29/2041	392	479
5.375%, 10/15/2041	37	41
4.750%, 03/29/2021	920	1,028
4.700%, 01/15/2021	670	746
Time Warner Cable
8.250%, 04/01/2019	3,525	4,489
7.300%, 07/01/2038	400	538
6.750%, 07/01/2018	120	143
6.550%, 05/01/2037	3,706	4,611

SEI Institutional Investments Trust / Annual Report / May 31, 2014	125

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.875%, 11/15/2040	$350	$409
5.500%, 09/01/2041	108	119
4.125%, 02/15/2021	110	119
4.000%, 09/01/2021 (C)	326	350
Time Warner Entertainment
8.375%, 03/15/2023	232	313
8.375%, 07/15/2033	1,380	2,021
Toyota Motor Credit MTN
2.750%, 05/17/2021	1,920	1,945
2.100%, 01/17/2019	3,480	3,522
1.125%, 05/16/2017	3,075	3,084
Viacom
5.250%, 04/01/2044	1,995	2,105
4.250%, 09/01/2023	1,120	1,181
3.875%, 12/15/2021	294	308
3.250%, 03/15/2023	44	43
Volkswagen Group of America Finance LLC (B)
2.125%, 05/23/2019	4,350	4,358
1.250%, 05/23/2017	4,310	4,314
Volkswagen International Finance (B)
2.375%, 03/22/2017	146	151
1.125%, 11/18/2016	2,835	2,848
Wal-Mart Stores
5.800%, 02/15/2018	1,760	2,042
Walt Disney MTN
4.125%, 06/01/2044	820	815
0.450%, 12/01/2015	125	125
Yum! Brands
5.350%, 11/01/2043	945	1,039

		118,442

Consumer Staples — 1.7%
Altria Group
9.950%, 11/10/2038	290	479
9.250%, 08/06/2019	2,120	2,836
5.375%, 01/31/2044	1,870	2,032
4.750%, 05/05/2021	1,260	1,399
4.000%, 01/31/2024	190	196
2.850%, 08/09/2022	1,690	1,631
Anheuser-Busch InBev Finance
3.700%, 02/01/2024	1,040	1,080
2.150%, 02/01/2019	2,230	2,257
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	7,105	8,852
5.375%, 01/15/2020	2,360	2,743
2.500%, 07/15/2022	2,086	2,018
Bunge Finance
8.500%, 06/15/2019	350	441
5.900%, 04/01/2017	107	119
Cargill
6.000%, 11/27/2017 (B)	500	573

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Coca-Cola
2.450%, 11/01/2020	$2,630	$2,658
Coca-Cola Femsa
2.375%, 11/26/2018	2,020	2,051
ConAgra Foods
2.100%, 03/15/2018	86	87
1.900%, 01/25/2018	1,900	1,914
1.300%, 01/25/2016	81	82
Diageo Capital
4.828%, 07/15/2020	300	340
1.125%, 04/29/2018	1,625	1,598
Diageo Investment
2.875%, 05/11/2022	3,730	3,716
ERAC USA Finance LLC (B)
6.700%, 06/01/2034	221	277
5.625%, 03/15/2042	1,771	2,008
3.850%, 11/15/2024	1,050	1,062
2.750%, 03/15/2017	175	181
1.400%, 04/15/2016	11	11
Heineken
1.400%, 10/01/2017 (B)	1,010	1,010
Imperial Tobacco Finance
2.050%, 02/11/2018 (B)	790	798
Kellogg
1.750%, 05/17/2017	805	815
Kimberly-Clark
2.400%, 03/01/2022	36	35
Kraft Foods
5.375%, 02/10/2020 (C)	1,851	2,128
Kraft Foods Group
6.125%, 08/23/2018	700	817
5.375%, 02/10/2020	982	1,128
5.000%, 06/04/2042	176	188
3.500%, 06/06/2022	8,345	8,564
Kroger
7.500%, 04/01/2031	610	805
6.900%, 04/15/2038	570	732
6.150%, 01/15/2020	525	620
5.400%, 07/15/2040	45	50
2.200%, 01/15/2017	80	82
Lorillard Tobacco
8.125%, 06/23/2019	570	714
3.750%, 05/20/2023	770	760
Molson Coors Brewing
3.500%, 05/01/2022	220	226
Mondelez International
4.000%, 02/01/2024 (C)	4,490	4,648
Novartis Capital
2.400%, 09/21/2022	200	193
PepsiCo
7.900%, 11/01/2018	339	425
3.000%, 08/25/2021	181	184
2.250%, 01/07/2019	2,425	2,471
1.250%, 08/13/2017	359	360

126	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.700%, 08/13/2015	$2,550	$2,561
Pernod-Ricard (B)
5.750%, 04/07/2021	2,012	2,320
5.500%, 01/15/2042 (C)	1,400	1,578
4.450%, 01/15/2022	1,890	2,020
Pharmacia
8.700%, 10/15/2021	350	451
Philip Morris International
2.900%, 11/15/2021	1,920	1,943
2.500%, 08/22/2022 (C)	1,780	1,720
Reynolds American
6.150%, 09/15/2043	640	739
3.250%, 11/01/2022	810	783
SABMiller Holdings (B)
3.750%, 01/15/2022	565	590
2.450%, 01/15/2017	200	207
Teva Pharmaceutical Finance
3.650%, 11/10/2021	830	854
Tyson Foods
4.500%, 06/15/2022	1,495	1,572
Walgreen
3.100%, 09/15/2022	234	231
Wal-Mart Stores
4.300%, 04/22/2044	4,020	4,072
3.300%, 04/22/2024	175	177
WM Wrigley Jr (B)
3.375%, 10/21/2020	1,910	1,990
2.900%, 10/21/2019	2,738	2,823
2.400%, 10/21/2018	1,055	1,076
2.000%, 10/20/2017	550	557

		98,658

Energy — 2.9%
Alberta Energy
7.375%, 11/01/2031	200	261
Anadarko Holding
7.150%, 05/15/2028	150	192
Anadarko Petroleum
8.700%, 03/15/2019	150	194
6.950%, 06/15/2019	90	110
6.375%, 09/15/2017	2,430	2,806
5.950%, 09/15/2016	190	211
ANR Pipeline
9.625%, 11/01/2021	100	142
Apache
6.900%, 09/15/2018	180	217
5.625%, 01/15/2017	370	413
4.750%, 04/15/2043	115	121
3.250%, 04/15/2022	56	58
Baker Hughes
7.500%, 11/15/2018	2,020	2,497
5.125%, 09/15/2040	81	92

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BG Energy Capital (B)
5.125%, 10/15/2041	$200	$224
4.000%, 10/15/2021	2,775	2,952
BP Capital Markets
3.875%, 03/10/2015	630	647
3.561%, 11/01/2021	110	115
3.245%, 05/06/2022	1,480	1,499
2.248%, 11/01/2016	159	165
1.846%, 05/05/2017	429	438
1.375%, 11/06/2017	132	133
Burlington Resources
8.200%, 03/15/2025	400	548
Canadian Natural Resources
7.200%, 01/15/2032	150	195
6.450%, 06/30/2033	200	248
5.700%, 05/15/2017	228	257
Canadian Oil Sands
6.000%, 04/01/2042 (B)	768	898
Cenovus Energy
4.450%, 09/15/2042	77	77
3.000%, 08/15/2022	45	44
Chevron
3.191%, 06/24/2023	95	96
2.355%, 12/05/2022	160	154
CNOOC Finance 2013
3.000%, 05/09/2023	253	238
1.125%, 05/09/2016	200	201
CNOOC Nexen Finance 2014 ULC
4.875%, 04/30/2024	685	703
4.250%, 04/30/2024	1,552	1,595
1.625%, 04/30/2017	3,305	3,318
Conoco Funding
6.950%, 04/15/2029	995	1,372
ConocoPhillips
6.000%, 01/15/2020	460	550
5.750%, 02/01/2019	50	59
Continental Resources
4.500%, 04/15/2023	805	862
DCP Midstream Operating
5.600%, 04/01/2044	1,088	1,202
2.700%, 04/01/2019	1,390	1,408
Devon Energy
6.300%, 01/15/2019	330	390
5.600%, 07/15/2041	1,690	1,967
4.750%, 05/15/2042	157	162
3.250%, 05/15/2022 (C)	2,490	2,514
Devon Financing
7.875%, 09/30/2031	520	731
Diamond Offshore Drilling
4.875%, 11/01/2043 (C)	1,150	1,157
Ecopetrol
7.375%, 09/18/2043	660	812
5.875%, 05/28/2045	2,345	2,415

SEI Institutional Investments Trust / Annual Report / May 31, 2014	127

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

El Paso
6.950%, 06/01/2028	$2,250	$2,200
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/2020	3,327	3,914
4.300%, 05/01/2024	1,440	1,461
4.100%, 11/15/2015	1,470	1,535
Encana
6.500%, 05/15/2019	250	297
5.150%, 11/15/2041	2,525	2,727
Energy Transfer Partners
8.250%, 11/15/2029	4,295	6,023
5.950%, 10/01/2043	605	675
3.243%, 11/01/2066 (A)	485	446
Eni
5.700%, 10/01/2040 (B)	900	1,007
EnLink Midstream Partners
4.400%, 04/01/2024 (C)	705	741
2.700%, 04/01/2019	810	822
Enterprise Products Operating LLC
5.100%, 02/15/2045	32	34
3.900%, 02/15/2024	99	102
EOG Resources
4.100%, 02/01/2021	300	328
2.625%, 03/15/2023	88	85
Halliburton
6.150%, 09/15/2019	300	360
2.000%, 08/01/2018	1,860	1,878
Hess
8.125%, 02/15/2019	2,200	2,781
7.875%, 10/01/2029	215	294
Kerr-McGee
6.950%, 07/01/2024	2,605	3,338
Kinder Morgan Energy Partners
5.500%, 03/01/2044	785	832
5.000%, 03/01/2043	595	593
4.150%, 02/01/2024 (C)	1,070	1,084
Murphy Oil
3.700%, 12/01/2022	1,100	1,092
Nabors Industries
5.000%, 09/15/2020 (C)	310	345
National Oilwell Varco
1.350%, 12/01/2017	81	81
Newfield Exploration
5.625%, 07/01/2024	435	463
Noble Energy
5.250%, 11/15/2043	150	166
4.150%, 12/15/2021	2,080	2,239
Noble Holding International
5.250%, 03/15/2042	119	123
3.950%, 03/15/2022	40	41

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Occidental Petroleum
3.125%, 02/15/2022	$1,060	$1,079
2.700%, 02/15/2023	1,144	1,114
1.750%, 02/15/2017	153	156
ONEOK Partners
3.200%, 09/15/2018	1,015	1,064
2.000%, 10/01/2017	1,140	1,153
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,419
Petrobras Global Finance
6.250%, 03/17/2024	2,574	2,737
4.875%, 03/17/2020	1,465	1,500
4.375%, 05/20/2023	196	187
3.000%, 01/15/2019	1,025	1,002
1.849%, 05/20/2016 (A)	2,500	2,494
Petrobras International Finance
7.875%, 03/15/2019	200	234
6.750%, 01/27/2041	150	156
6.125%, 10/06/2016	1,300	1,411
5.750%, 01/20/2020	1,127	1,200
5.375%, 01/27/2021 (C)	4,680	4,859
3.875%, 01/27/2016	1,480	1,527
Petro-Canada
7.875%, 06/15/2026	100	136
6.800%, 05/15/2038	3,850	5,131
6.050%, 05/15/2018	260	302
Petroleos Mexicanos
6.625%, 06/15/2035	5,602	6,554
6.375%, 01/23/2045 (B) (C)	5,223	6,013
5.500%, 06/27/2044	940	969
4.875%, 01/18/2024 (B)	81	86
3.500%, 01/30/2023	3,155	3,068
2.248%, 07/18/2018 (A)	695	722
Phillips 66
4.300%, 04/01/2022	57	62
2.950%, 05/01/2017	76	80
Plains Exploration & Production
6.875%, 02/15/2023	90	102
6.500%, 11/15/2020	350	389
QEP Resources
5.375%, 10/01/2022	550	557
Rowan
5.400%, 12/01/2042	746	747
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021	400	419
Schlumberger Investment
3.650%, 12/01/2023	164	171
3.300%, 09/14/2021 (B)	317	329
Shell International Finance
6.375%, 12/15/2038	1,180	1,569
4.375%, 03/25/2020	80	89
4.300%, 09/22/2019	1,000	1,115
3.625%, 08/21/2042	291	268
3.400%, 08/12/2023	2,145	2,197

128	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.100%, 06/28/2015	$165	$170
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (B)	1,150	1,184
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (B)	2,700	2,827
Spectra Energy Capital LLC
8.000%, 10/01/2019	702	885
5.650%, 03/01/2020	400	449
Spectra Energy Partners
2.950%, 09/25/2018	765	795
Statoil
5.250%, 04/15/2019	460	530
4.250%, 11/23/2041	80	81
3.150%, 01/23/2022	100	102
3.125%, 08/17/2017	200	213
2.900%, 11/08/2020	3,650	3,741
2.450%, 01/17/2023	159	153
Sunoco Logistics Partners Operations
5.300%, 04/01/2044	725	764
4.250%, 04/01/2024	695	718
Talisman Energy
7.750%, 06/01/2019	390	484
3.750%, 02/01/2021	710	731
TC Pipelines
4.650%, 06/15/2021	422	450
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,000	2,795
8.000%, 02/01/2016	3,205	3,582
Texas Eastern Transmission
2.800%, 10/15/2022 (B)	415	393
Tosco
8.125%, 02/15/2030	100	148
7.800%, 01/01/2027	210	295
Total Capital
4.125%, 01/28/2021	74	81
2.300%, 03/15/2016	300	310
Total Capital International
2.875%, 02/17/2022	138	138
1.550%, 06/28/2017	150	152
0.750%, 01/25/2016	45	45
TransCanada Pipelines
7.125%, 01/15/2019	200	245
6.500%, 08/15/2018	425	505
4.625%, 03/01/2034	4,205	4,457
Transocean
7.350%, 12/15/2041	33	41
6.500%, 11/15/2020	485	558
6.375%, 12/15/2021	2,306	2,645
5.050%, 12/15/2016	580	632
Valero Energy
7.500%, 04/15/2032	710	943

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Weatherford International
9.875%, 03/01/2039	$250	$393
6.750%, 09/15/2040	200	244
6.500%, 08/01/2036	83	98
5.950%, 04/15/2042	970	1,087
5.125%, 09/15/2020	110	123
4.500%, 04/15/2022	67	71
Western Gas Partners
5.450%, 04/01/2044	375	406
5.375%, 06/01/2021	434	491
Williams
8.750%, 03/15/2032	1,284	1,636
7.875%, 09/01/2021	1,262	1,532
7.750%, 06/15/2031	1,217	1,446
7.500%, 01/15/2031	9	11
Williams Partners
4.300%, 03/04/2024 (C)	1,190	1,236

		171,150

Financials — 12.4%
ABB Treasury Center USA
2.500%, 06/15/2016 (B)	2,795	2,885
Abbey National Treasury Services
4.000%, 03/13/2024	1,385	1,443
ACE INA Holdings
5.875%, 06/15/2014	290	290
5.600%, 05/15/2015	380	398
3.350%, 05/15/2024	2,055	2,071
Aegon
2.847%, 07/29/2049 (A)	2,180	1,962
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (B)	450	602
Allstate
5.000%, 08/15/2014	300	303
3.150%, 06/15/2023	1,375	1,388
Ally Financial
5.500%, 02/15/2017	750	815
American Express
7.000%, 03/19/2018	500	597
American Express Credit MTN
5.125%, 08/25/2014	3,280	3,316
2.800%, 09/19/2016	389	406
2.375%, 03/24/2017	120	125
1.750%, 06/12/2015	3,325	3,372
American Honda Finance MTN (B)
7.625%, 10/01/2018	150	184
3.875%, 09/21/2020	2,840	3,067
2.600%, 09/20/2016	246	256
1.000%, 08/11/2015	2,400	2,417
American International Group
8.175%, 05/15/2058 (A)	400	541

SEI Institutional Investments Trust / Annual Report / May 31, 2014	129

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.400%, 12/15/2020	$925	$1,121
6.250%, 03/15/2037	3,530	3,839
American Tower‡
5.050%, 09/01/2020	982	1,068
4.500%, 01/15/2018	1,304	1,422
3.500%, 01/31/2023	1,221	1,199
American Tower Trust I‡
1.551%, 03/15/2018 (B)	135	134
Anadarko Finance
7.500%, 05/01/2031	240	326
ANZ New Zealand International (B)
3.125%, 08/10/2015	190	196
1.850%, 10/15/2015	950	966
Aon
6.250%, 09/30/2040	79	99
3.500%, 09/30/2015	46	48
3.125%, 05/27/2016	235	245
Associates Corp of North America
6.950%, 11/01/2018	418	501
Assurant
2.500%, 03/15/2018	1,485	1,501
Australia & New Zealand Banking Group
4.875%, 01/12/2021 (B)	137	155
4.500%, 03/19/2024 (B)	1,600	1,633
3.250%, 03/01/2016 (B)	200	209
2.400%, 11/23/2016 (B)	453	470
0.494%, 10/29/2049 (A)	1,400	940
AvalonBay Communities‡
3.950%, 01/15/2021	1,500	1,600
3.625%, 10/01/2020	495	522
Bank of America
7.625%, 06/01/2019	175	217
6.500%, 08/01/2016	7,125	7,932
6.100%, 06/15/2017	6,825	7,715
6.000%, 09/01/2017	1,690	1,919
5.750%, 12/01/2017	3,310	3,750
5.650%, 05/01/2018	1,350	1,536
5.625%, 10/14/2016	7,865	8,665
5.625%, 07/01/2020	585	675
5.420%, 03/15/2017	4,530	4,982
5.000%, 05/13/2021	75	84
5.000%, 01/21/2044	3,990	4,231
4.875%, 04/01/2044	1,830	1,907
4.500%, 04/01/2015	5,460	5,635
4.125%, 01/22/2024	3,215	3,318
4.100%, 07/24/2023	147	152
4.000%, 04/01/2024 (C)	2,110	2,159
3.875%, 03/22/2017	610	653
3.300%, 01/11/2023	1,283	1,263
2.600%, 01/15/2019	1,050	1,066

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.500%, 10/09/2015	$4,925	$4,977
0.533%, 06/15/2017 (A)	2,710	2,681
0.513%, 06/15/2016 (A)	2,700	2,677
Bank of Montreal MTN
2.550%, 11/06/2022	511	496
1.400%, 09/11/2017	689	690
1.300%, 10/31/2014 (B)	321	322
Bank of New York Mellon MTN
4.600%, 01/15/2020	160	179
3.550%, 09/23/2021	144	152
3.400%, 05/15/2024	5,665	5,752
3.100%, 01/15/2015	125	127
2.950%, 06/18/2015 (C)	500	514
2.400%, 01/17/2017	398	413
Bank of Nova Scotia
3.400%, 01/22/2015	478	487
1.650%, 10/29/2015 (B)	355	361
1.375%, 12/18/2017	300	300
Bank of Tokyo-Mitsubishi UFJ (B)
3.850%, 01/22/2015	707	722
2.350%, 02/23/2017	295	304
Barclays Bank
6.050%, 12/04/2017 (B)	850	964
5.200%, 07/10/2014	350	352
5.000%, 09/22/2016	4,970	5,425
3.750%, 05/15/2024	970	981
2.500%, 09/21/2015 (B)	365	375
2.250%, 05/10/2017 (B)	221	228
0.563%, 08/07/2049 (A)	380	253
BB&T MTN
6.850%, 04/30/2019	115	140
4.900%, 06/30/2017	400	438
3.950%, 04/29/2016	555	589
Bear Stearns
7.250%, 02/01/2018	3,430	4,097
6.400%, 10/02/2017	3,370	3,898
4.650%, 07/02/2018	3,000	3,318
Berkshire Hathaway
5.400%, 05/15/2018 (C)	400	458
3.750%, 08/15/2021 (C)	488	523
3.200%, 02/11/2015	1,634	1,667
2.450%, 12/15/2015	187	193
2.200%, 08/15/2016	75	77
BlackRock
6.250%, 09/15/2017	570	659
3.375%, 06/01/2022	180	186
Blackstone Holdings Finance LLC
5.875%, 03/15/2021 (B)	1,180	1,381
BNP Paribas MTN
2.375%, 09/14/2017	1,490	1,531
Boston Properties‡
3.800%, 02/01/2024	514	524
3.125%, 09/01/2023	785	765

130	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BPCE
5.700%, 10/22/2023 (B)	$710	$772
4.000%, 04/15/2024	635	647
Branch Banking & Trust
5.625%, 09/15/2016	325	359
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/2016 (B)	581	603
Caixa Economica Federal
4.250%, 05/13/2019 (B)	1,145	1,144
Canadian Imperial Bank of Commerce
2.600%, 07/02/2015 (B)	1,000	1,025
Capital One Bank USA
3.375%, 02/15/2023	300	299
Capital One Financial
4.750%, 07/15/2021	375	418
3.500%, 06/15/2023	814	818
Caterpillar Financial Services MTN
7.150%, 02/15/2019	250	308
5.850%, 09/01/2017	580	663
2.850%, 06/01/2022	155	154
CDP Financial
4.400%, 11/25/2019 (B)	300	335
Charles Schwab
3.225%, 09/01/2022	100	101
Chase Capital VI
0.850%, 08/01/2028 (A)	1,050	911
Citigroup
8.500%, 05/22/2019	600	769
8.125%, 07/15/2039	400	597
6.875%, 03/05/2038	695	914
6.375%, 08/12/2014	3,162	3,197
6.125%, 05/15/2018	440	509
6.010%, 01/15/2015	1,574	1,627
6.000%, 08/15/2017	4,345	4,927
5.875%, 01/30/2042	550	657
5.850%, 08/02/2016	300	330
5.500%, 02/15/2017	11,465	12,664
5.500%, 09/13/2025	1,370	1,515
5.375%, 08/09/2020	2,888	3,309
4.700%, 05/29/2015	1,488	1,548
4.587%, 12/15/2015	114	121
4.500%, 01/14/2022	151	164
4.050%, 07/30/2022	300	307
3.500%, 05/15/2023	1,080	1,049
3.375%, 03/01/2023 (C)	181	179
2.650%, 03/02/2015	989	1,004
2.550%, 04/08/2019	2,195	2,218
2.500%, 09/26/2018	395	401
1.700%, 07/25/2016	1,695	1,717
1.350%, 03/10/2017	2,445	2,446
1.250%, 01/15/2016	230	231
0.777%, 08/25/2036 (A)	3,239	2,567

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Capital III
7.625%, 12/01/2036	$2,000	$2,440
CME Group
3.000%, 09/15/2022	400	401
CNA Financial
5.875%, 08/15/2020	274	322
5.850%, 12/15/2014	200	206
Comerica
3.000%, 09/16/2015	145	150
CommonWealth‡
6.650%, 01/15/2018	255	280
5.875%, 09/15/2020	95	104
Commonwealth Bank of Australia
5.000%, 10/15/2019 (B)	900	1,019
3.750%, 10/15/2014 (B)	1,810	1,834
2.250%, 03/16/2017 (B)	378	391
1.250%, 09/18/2015	2,480	2,507
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.000%, 12/31/2049 (A) (B)	2,043	2,740
5.800%, 09/30/2110 (B)	300	334
5.750%, 12/01/2043	710	808
4.625%, 12/01/2023	2,060	2,175
4.500%, 01/11/2021	300	332
3.200%, 03/11/2015 (B)	700	715
Corporate Office Properties‡
3.700%, 06/15/2021	770	773
Countrywide Financial
6.250%, 05/15/2016	1,170	1,282
Credit Agricole
8.375%, 12/31/2049 (A) (B)	3,250	3,819
Credit Suisse NY
6.000%, 02/15/2018	990	1,133
2.300%, 05/28/2019	2,730	2,742
1.375%, 05/26/2017	2,450	2,454
0.547%, 08/24/2015 (A)	6,000	5,996
0.467%, 04/10/2015 (A)	2,500	2,502
DDR‡
4.625%, 07/15/2022	1,860	2,002
3.375%, 05/15/2023	1,690	1,655
Deutsche Bank MTN
3.875%, 08/18/2014	295	297
3.700%, 05/30/2024	2,223	2,235
1.350%, 05/30/2017	2,440	2,442
DnB Boligkreditt
2.100%, 10/14/2015 (B)	1,057	1,081
ERAC USA
5.600%, 05/01/2015 (B)	90	94
ERAC USA Finance LLC
4.500%, 08/16/2021 (B)	175	191
ERP Operating‡
5.750%, 06/15/2017	500	566
5.125%, 03/15/2016	1,000	1,078
4.625%, 12/15/2021	236	261

SEI Institutional Investments Trust / Annual Report / May 31, 2014	131

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Farmers Exchange Capital
7.200%, 07/15/2048 (B)	$1,788	$2,236
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (B)	6,000	6,729
Federal Realty Investment Trust‡
3.950%, 01/15/2024	830	866
3.000%, 08/01/2022	1,470	1,459
Fifth Third Bank
1.450%, 02/28/2018	248	247
First Chicago NBD Institutional Capital I
0.775%, 02/01/2027 (A)	3,750	3,253
First Industrial MTN
7.500%, 12/01/2017	1,765	2,048
Five Corners Funding Trust
4.419%, 11/15/2023 (B)	3,215	3,404
FMR LLC
6.450%, 11/15/2039 (B)	250	315
Ford Motor Credit LLC
8.125%, 01/15/2020	1,640	2,091
7.000%, 04/15/2015	4,000	4,221
5.875%, 08/02/2021	3,110	3,646
5.000%, 05/15/2018	206	229
4.207%, 04/15/2016	401	425
3.984%, 06/15/2016	555	588
3.000%, 06/12/2017	1,173	1,225
General Electric Capital MTN
6.875%, 01/10/2039	2,230	2,991
6.750%, 03/15/2032	150	198
6.375%, 11/15/2067 (A)	4,915	5,481
6.150%, 08/07/2037	3,880	4,826
6.000%, 08/07/2019	920	1,091
5.875%, 01/14/2038	1,700	2,037
5.625%, 09/15/2017	800	908
5.625%, 05/01/2018	6,090	6,998
5.550%, 05/04/2020	590	689
5.500%, 01/08/2020	480	558
5.400%, 02/15/2017	1,800	2,008
5.375%, 10/20/2016	1,500	1,659
5.300%, 02/11/2021	1,753	1,995
4.650%, 10/17/2021	140	156
4.625%, 01/07/2021	3,640	4,063
4.375%, 09/16/2020	60	66
2.300%, 04/27/2017	600	620
2.250%, 11/09/2015	180	185
2.100%, 12/11/2019	356	358
1.625%, 07/02/2015	1,010	1,022
0.704%, 08/15/2036 (A)	3,035	2,521
0.603%, 05/05/2026 (A)	1,600	1,477
Glitnir Banki (B) (D) (H)
7.451%, 09/14/2016	500	—
6.693%, 06/15/2016	4,480	—
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	13,260	10,674

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Goldman Sachs Group
7.500%, 02/15/2019	$1,520	$1,861
6.750%, 10/01/2037	4,717	5,660
6.250%, 09/01/2017	1,400	1,601
6.250%, 02/01/2041	2,925	3,603
6.150%, 04/01/2018	7,800	8,971
6.000%, 06/15/2020	2,795	3,255
5.950%, 01/18/2018	500	570
5.750%, 10/01/2016	1,505	1,662
5.375%, 03/15/2020	2,635	2,986
5.250%, 07/27/2021	9,760	10,971
4.000%, 03/03/2024	1,420	1,445
3.625%, 02/07/2016	470	491
3.625%, 01/22/2023 (C)	178	178
2.625%, 01/31/2019 (C)	2,585	2,621
0.628%, 07/22/2015 (A)	45	45
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (B)	606	628
HBOS Capital Funding (B)
6.750%, 05/21/2018	5,100	5,887
6.071%, 06/30/2049 (A)	1,220	1,220
HCP MTN‡
6.300%, 09/15/2016	940	1,052
6.000%, 01/30/2017	2,313	2,600
5.375%, 02/01/2021	105	120
3.750%, 02/01/2019	121	129
2.625%, 02/01/2020	7,928	7,959
Health Care‡
6.500%, 03/15/2041	1,650	2,108
5.250%, 01/15/2022	1,825	2,053
4.950%, 01/15/2021	6,340	7,025
4.700%, 09/15/2017	225	247
4.500%, 01/15/2024	183	193
Healthcare Realty Trust‡
6.500%, 01/17/2017	85	96
5.750%, 01/15/2021	60	68
Highwoods Properties‡
7.500%, 04/15/2018	1,339	1,592
Hongkong & Shanghai Banking
0.348%, 07/22/2049 (A)	195	133
HSBC Bank
4.750%, 01/19/2021 (B)	400	447
4.125%, 08/12/2020 (B)	261	282
3.500%, 06/28/2015 (B)	123	127
3.100%, 05/24/2016 (B)	4,770	4,987
1.625%, 07/07/2014 (B)	728	730
1.500%, 05/15/2018 (B)	327	325
0.600%, 06/29/2049 (A)	1,160	796
HSBC Finance
6.676%, 01/15/2021	2,800	3,352
5.500%, 01/19/2016	600	646
HSBC Holdings
5.250%, 03/14/2044	1,130	1,195
5.100%, 04/05/2021	201	229

132	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.875%, 01/14/2022	$300	$337
4.250%, 03/14/2024 (C)	3,295	3,394
4.000%, 03/30/2022	490	522
HSBC USA
2.375%, 02/13/2015	1,846	1,872
Hutchison Whampoa International 12 II
3.250%, 11/08/2022 (B)	294	289
Hyundai Capital America
2.125%, 10/02/2017 (B)	650	660
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (B)	1,200	1,185
ING Bank (B)
5.800%, 09/25/2023 (C)	3,145	3,517
3.750%, 03/07/2017	457	488
2.000%, 09/25/2015	200	203
ING US
2.900%, 02/15/2018	350	363
IntercontinentalExchange Group
2.500%, 10/15/2018	151	155
International Lease Finance (B)
6.750%, 09/01/2016	5,590	6,184
6.500%, 09/01/2014	7,190	7,280
Intesa Sanpaolo
3.625%, 08/12/2015 (B)	940	963
3.125%, 01/15/2016	860	885
2.375%, 01/13/2017	1,839	1,865
Invesco Finance
4.000%, 01/30/2024	171	179
Jefferies Group
8.500%, 07/15/2019	90	112
6.450%, 06/08/2027	590	667
6.250%, 01/15/2036	400	418
3.875%, 11/09/2015	171	177
John Deere Capital
5.750%, 09/10/2018	300	350
2.250%, 04/17/2019	930	945
1.700%, 01/15/2020	405	395
1.200%, 10/10/2017	196	196
JPMorgan Chase
6.400%, 05/15/2038	385	485
6.000%, 07/05/2017	3,365	3,820
6.000%, 10/01/2017	9,155	10,436
6.000%, 01/15/2018	400	460
5.150%, 10/01/2015	130	137
5.125%, 09/15/2014	136	138
4.850%, 02/01/2044	975	1,022
4.500%, 01/24/2022	750	820
4.350%, 08/15/2021	510	556
3.625%, 05/13/2024	6,255	6,301
3.450%, 03/01/2016	1,015	1,061
3.375%, 05/01/2023 (C)	1,340	1,309
0.563%, 06/13/2016 (A)	4,250	4,234

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Capital XXIII
1.224%, 05/15/2047 (A)	$4,697	$3,711
Kaupthing Bank
7.125%, 05/19/2016 (B) (D) (H)	12,000	1
KeyBank
5.800%, 07/01/2014	600	603
Kimco Realty‡
3.200%, 05/01/2021	815	821
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	1,370	1,341
Lazard Group
6.850%, 06/15/2017	2,955	3,368
Lazard Group LLC
4.250%, 11/14/2020	1,550	1,626
Liberty Mutual Group (B)
6.500%, 05/01/2042	899	1,132
5.000%, 06/01/2021	95	105
Lincoln National
4.850%, 06/24/2021	58	65
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (B)	200	234
M&T Bank
6.875%, 12/29/2049	3,540	3,575
Macquarie Bank
5.000%, 02/22/2017 (B)	652	714
Macquarie Group (B)
7.625%, 08/13/2019	150	182
7.300%, 08/01/2014	480	485
6.250%, 01/14/2021	525	602
6.000%, 01/14/2020	225	255
Manufacturers & Traders Trust
6.625%, 12/04/2017	250	291
Markel
4.900%, 07/01/2022	915	1,007
3.625%, 03/30/2023	625	626
Massachusetts Mutual Life Insurance (B)
8.875%, 06/01/2039	1,650	2,639
5.375%, 12/01/2041 (C)	66	75
MassMutual Global Funding
2.000%, 04/05/2017 (B)	120	123
MassMutual Global Funding II (B)
3.125%, 04/14/2016	100	105
2.500%, 10/17/2022	363	351
2.100%, 08/02/2018	105	107
Merrill Lynch MTN
6.875%, 04/25/2018	980	1,161
6.400%, 08/28/2017	1,600	1,835
5.700%, 05/02/2017	1,870	2,075
MetLife
7.717%, 02/15/2019	1,750	2,187

SEI Institutional Investments Trust / Annual Report / May 31, 2014	133

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.750%, 06/01/2016	$2,950	$3,298
6.400%, 12/15/2036 (C)	4,360	4,864
3.600%, 04/10/2024	590	601
Metropolitan Life Global Funding I (B)
5.125%, 06/10/2014	1,575	1,576
3.875%, 04/11/2022	1,125	1,197
3.650%, 06/14/2018	490	524
1.700%, 06/29/2015	497	503
1.500%, 01/10/2018	2,500	2,491
Mid-America Apartments‡
4.300%, 10/15/2023	1,135	1,182
Morgan Stanley MTN
7.300%, 05/13/2019	1,275	1,558
6.625%, 04/01/2018	6,010	7,039
5.950%, 12/28/2017	550	627
5.750%, 10/18/2016	190	210
5.750%, 01/25/2021	235	272
5.625%, 09/23/2019	2,170	2,498
5.550%, 04/27/2017	514	573
5.500%, 07/28/2021	200	229
5.450%, 01/09/2017	350	387
5.375%, 10/15/2015	1,585	1,685
4.750%, 03/22/2017	300	327
4.200%, 11/20/2014	1,851	1,884
3.875%, 04/29/2024 (C)	2,700	2,730
3.750%, 02/25/2023	179	182
0.678%, 10/18/2016 (A)	3,700	3,693
Murray Street Investment Trust I
4.647%, 03/09/2017 (E)	2,695	2,922
National Australia Bank
3.750%, 03/02/2015 (B)	455	466
3.000%, 07/27/2016 (B)	1,000	1,046
1.600%, 08/07/2015	1,080	1,095
National Bank of Canada
2.200%, 10/19/2016 (B)	4,350	4,496
National Capital Trust II
5.486%, 12/29/2049 (A) (B)	40	41
National City
4.900%, 01/15/2015	400	411
National City Bank MTN
5.800%, 06/07/2017	525	592
0.604%, 06/07/2017 (A)	3,000	2,987
Nationwide Mutual Insurance (B)
9.375%, 08/15/2039	460	719
5.810%, 12/15/2024 (A)	4,407	4,465
New York Life
2.100%, 01/02/2019 (B)	1,625	1,631
New York Life Global Funding
3.000%, 05/04/2015 (B)	400	409
New York Life Insurance
6.750%, 11/15/2039 (B)	1,355	1,824

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nomura Holdings
6.700%, 03/04/2020	$298	$358
4.125%, 01/19/2016	150	157
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (B)	5,600	5,631
Nordea Bank (B)
4.875%, 05/13/2021	2,085	2,253
3.700%, 11/13/2014	240	244
1.625%, 05/15/2018	500	498
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	2,470	3,076
Oversea-Chinese Banking
1.625%, 03/13/2015 (B)	200	202
PACCAR Financial MTN
1.600%, 03/15/2017	164	166
1.550%, 09/29/2014	348	349
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (B)	170	178
Pacific Life Insurance
9.250%, 06/15/2039 (B)	560	849
PNC Bank
6.000%, 12/07/2017	250	286
0.800%, 01/28/2016	297	298
PNC Funding
5.125%, 02/08/2020	340	389
2.700%, 09/19/2016	88	92
Post Apartment Homes
4.750%, 10/15/2017	70	77
Pricoa Global Funding I (B)
5.450%, 06/11/2014	300	300
1.600%, 05/29/2018	150	148
Principal Life Global Funding I
5.050%, 03/15/2015 (B)	750	777
Private Export Funding
4.375%, 03/15/2019	4,660	5,256
2.125%, 07/15/2016	4,760	4,926
Prudential Holdings
8.695%, 12/18/2023 (B)	2,929	3,723
Prudential Holdings LLC
1.110%, 12/18/2017 (A) (B)	3,900	3,931
Prudential Insurance of America
8.300%, 07/01/2025 (B)	600	823
Reckson Operating Partnership‡
6.000%, 03/31/2016	95	103
Royal Bank of Canada MTN
2.300%, 07/20/2016	640	662
1.200%, 09/19/2017	1,126	1,125
0.625%, 12/04/2015	2,970	2,979
0.418%, 06/29/2085 (A)	860	597
Royal Bank of Scotland Group
6.400%, 10/21/2019	1,950	2,290

134	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.100%, 06/10/2023	$1,650	$1,790
5.125%, 05/28/2024	2,180	2,181
2.550%, 09/18/2015	850	868
Santander US Debt SAU
3.724%, 01/20/2015 (B)	1,880	1,913
Security Benefit Life Insurance
8.750%, 05/15/2016 (B)	5,200	5,720
Simon Property Group‡
10.350%, 04/01/2019	940	1,281
5.650%, 02/01/2020	133	156
4.375%, 03/01/2021	130	144
4.125%, 12/01/2021	108	117
Skandinaviska Enskilda Banken
1.750%, 03/19/2018 (B)	322	321
SL Green Realty‡
7.750%, 03/15/2020	2,000	2,435
SLM MTN
8.450%, 06/15/2018 (C)	530	624
3.875%, 09/10/2015	2,360	2,425
Societe Generale
0.420%, 11/29/2049 (A)	860	578
Sparebank 1 Boligkreditt
1.750%, 11/15/2019 (B)	541	530
Stadshypotek
1.875%, 10/02/2019 (B) (C)	1,910	1,890
Standard Chartered (B)
5.700%, 03/26/2044	3,935	4,177
5.200%, 01/26/2024 (C)	410	436
State Street
4.956%, 03/15/2018	2,560	2,825
3.700%, 11/20/2023	308	321
3.100%, 05/15/2023	24	23
Sumitomo Mitsui Banking (B)
3.150%, 07/22/2015	1,010	1,040
3.100%, 01/14/2016	640	664
Sumitomo Mitsui Financial Group
4.436%, 04/02/2024 (B)	1,035	1,074
SunTrust Banks
2.350%, 11/01/2018	39	40
Svenska Handelsbanken
3.125%, 07/12/2016	282	296
Tanger Properties‡
3.875%, 12/01/2023	765	784
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	1,740	2,353
Temasek Financial I MTN
2.375%, 01/23/2023 (B)	1,660	1,583
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	538	559
2.200%, 07/29/2015 (B)	295	301

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toyota Motor Credit MTN
3.400%, 09/15/2021	$2,690	$2,811
2.050%, 01/12/2017	215	221
1.250%, 10/05/2017	2,740	2,746
Travelers
5.900%, 06/02/2019	145	171
Travelers Property Casualty
7.750%, 04/15/2026	300	414
UBS MTN
5.875%, 12/20/2017	303	347
5.750%, 04/25/2018	150	172
3.875%, 01/15/2015	785	802
UDR MTN‡
5.250%, 01/15/2015	75	77
US Bancorp MTN
4.125%, 05/24/2021	134	146
3.000%, 03/15/2022	67	68
2.875%, 11/20/2014	415	420
2.450%, 07/27/2015	300	307
Ventas Realty‡
4.000%, 04/30/2019	3,553	3,825
Vesey Street Investment Trust I
4.404%, 09/01/2016 (E)	870	931
Wachovia
5.750%, 06/15/2017	690	782
0.565%, 10/28/2015 (A)	3,210	3,214
Wachovia Bank MTN
6.000%, 11/15/2017	4,220	4,856
0.563%, 03/15/2016 (A)	1,200	1,200
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	4,792	4,672
WEA Finance
6.750%, 09/02/2019 (B)	1,021	1,244
WEA Finance LLC (B)
7.125%, 04/15/2018	970	1,158
4.625%, 05/10/2021	2,360	2,652
Wells Fargo
5.625%, 12/11/2017	830	945
5.606%, 01/15/2044	1,700	1,929
5.375%, 11/02/2043	220	240
4.600%, 04/01/2021	500	557
4.480%, 01/16/2024	1,392	1,475
3.676%, 06/15/2016 (E)	2,980	3,153
3.500%, 03/08/2022	250	259
3.450%, 02/13/2023 (C)	1,100	1,093
3.000%, 01/22/2021	3,020	3,083
1.500%, 01/16/2018	800	800
1.250%, 02/13/2015	203	204
Wells Fargo Capital X
5.950%, 12/15/2036	860	875
Westpac Banking
4.875%, 11/19/2019	604	681
2.450%, 11/28/2016 (B)	350	363

SEI Institutional Investments Trust / Annual Report / May 31, 2014	135

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Woodbourne Capital Trust I
2.610%, 04/08/2049 (A) (B)	$625	$344
WR Berkley
4.625%, 03/15/2022	761	816
XLIT
5.250%, 12/15/2043	800	889
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	6,290	6,793

		732,204

Health Care — 1.3%
AbbVie
4.400%, 11/06/2042	2,290	2,296
2.900%, 11/06/2022 (C)	2,090	2,058
1.750%, 11/06/2017	2,047	2,065
Actavis
3.250%, 10/01/2022	112	110
Aetna
6.750%, 12/15/2037	60	80
4.500%, 05/15/2042	71	73
2.200%, 03/15/2019	945	949
Amgen
5.750%, 03/15/2040	237	277
5.700%, 02/01/2019	100	117
5.650%, 06/15/2042	3,435	3,981
5.375%, 05/15/2043	1,020	1,134
5.150%, 11/15/2041 (C)	2,040	2,195
4.850%, 11/18/2014	50	51
4.500%, 03/15/2020	84	92
3.875%, 11/15/2021	200	212
3.625%, 05/22/2024	1,890	1,908
1.250%, 05/22/2017	3,070	3,070
Boston Scientific
4.125%, 10/01/2023	860	898
Catholic Health Initiatives
4.350%, 11/01/2042	190	180
Celgene
5.250%, 08/15/2043	1,060	1,160
4.625%, 05/15/2044	770	768
3.625%, 05/15/2024	1,223	1,232
2.250%, 05/15/2019	1,520	1,528
1.900%, 08/15/2017	337	342
CHS
8.000%, 11/15/2019	200	220
Express Scripts Holding
3.500%, 11/15/2016	3,430	3,633
2.650%, 02/15/2017	134	139
2.100%, 02/12/2015	2,055	2,078
Gilead Sciences
3.700%, 04/01/2024	2,485	2,556
GlaxoSmithKline Capital
5.650%, 05/15/2018	1,590	1,837
2.850%, 05/08/2022	410	408

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HCA
7.250%, 09/15/2020	$1,165	$1,254
Humana
7.200%, 06/15/2018	1,950	2,332
McKesson
3.796%, 03/15/2024	1,220	1,248
Medco Health Solutions
7.125%, 03/15/2018	250	297
2.750%, 09/15/2015	135	139
Medtronic
4.450%, 03/15/2020	1,210	1,353
3.625%, 03/15/2024	2,765	2,866
Merck
2.400%, 09/15/2022	156	150
Mylan
5.400%, 11/29/2043	475	514
2.550%, 03/28/2019	1,980	2,002
1.800%, 06/24/2016	77	78
Novartis Securities Investment
5.125%, 02/10/2019	94	108
Perrigo (B)
4.000%, 11/15/2023	1,065	1,087
2.300%, 11/08/2018	1,360	1,365
Pfizer
6.200%, 03/15/2019	430	511
3.000%, 06/15/2023	955	949
Quest Diagnostics
4.250%, 04/01/2024(C)	1,565	1,607
Roche Holdings
6.000%, 03/01/2019(B)	798	943
St. Jude Medical
3.250%, 04/15/2023	1,720	1,712
Teva Pharmaceutical Finance IV
3.650%, 11/10/2021	940	967
Thermo Fisher Scientific
5.300%, 02/01/2044	140	156
4.150%, 02/01/2024	172	181
3.600%, 08/15/2021	1,445	1,508
3.200%, 03/01/2016	1,425	1,485
1.300%, 02/01/2017	1,793	1,799
UnitedHealth Group
6.625%, 11/15/2037	360	477
5.800%, 03/15/2036	560	679
5.700%, 10/15/2040	800	971
3.875%, 10/15/2020	870	937
3.375%, 11/15/2021(C)	625	644
2.875%, 03/15/2023	150	147
WellPoint
5.875%, 06/15/2017	350	394
5.100%, 01/15/2044	550	599
4.625%, 05/15/2042	219	223
3.700%, 08/15/2021	290	304
3.300%, 01/15/2023	478	477

136	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.125%, 05/15/2022	$3,402	$3,413
1.250%, 09/10/2015	610	615
Wyeth
5.950%, 04/01/2037	1,980	2,451
Zoetis
4.700%, 02/01/2043	34	35
3.250%, 02/01/2023	479	474

		77,098

Industrials — 1.1%
3M
1.375%, 09/29/2016	86	88
ABB Finance USA
4.375%, 05/08/2042	227	234
2.875%, 05/08/2022	117	116
1.625%, 05/08/2017	81	82
ADT
4.875%, 07/15/2042	111	92
4.125%, 06/15/2023	48	45
3.500%, 07/15/2022 (C)	105	96
Air 2 US
8.027%, 10/01/2019 (B)	971	1,029
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (B)	138	138
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	92	99
BAE Systems (B)
5.800%, 10/11/2041	90	107
4.750%, 10/11/2021	3,955	4,314
BAE Systems Holdings
5.200%, 08/15/2015 (B)	360	378
Boeing
4.875%, 02/15/2020	2,440	2,782
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	268
5.650%, 05/01/2017	200	226
5.400%, 06/01/2041	200	230
4.700%, 10/01/2019	375	424
4.375%, 09/01/2042	150	149
3.450%, 09/15/2021	60	62
3.050%, 09/01/2022	300	300
Canadian National Railway
5.850%, 11/15/2017	150	172
5.550%, 05/15/2018	385	440
Cargill (B)
7.350%, 03/06/2019	400	485
3.300%, 03/01/2022	200	200
Caterpillar
2.600%, 06/26/2022	123	120

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Airlines, Pass-Through Trust, Ser 1997-4, Cl A
6.900%, 01/02/2018	$106	$114
Continental Airlines, Pass-Through Trust, Ser 1999-1, Cl A
6.545%, 02/02/2019	389	435
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	940	1,067
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	2,067	2,388
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022 (C)	2,465	2,810
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	123	125
CRH America
6.000%, 09/30/2016	154	171
CSX
7.375%, 02/01/2019	460	566
4.250%, 06/01/2021	65	71
Danaher
3.900%, 06/23/2021	266	287
Deere
3.900%, 06/09/2042	64	61
2.600%, 06/08/2022	74	72
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,438	1,707
Delta Air Lines, Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019 (C)	203	222
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	63	69
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	91	99
Eaton
7.625%, 04/01/2024	325	416
4.150%, 11/02/2042	530	514
4.000%, 11/02/2032	99	99
2.750%, 11/02/2022 (C)	2,460	2,383
1.500%, 11/02/2017	692	695

SEI Institutional Investments Trust / Annual Report / May 31, 2014	137

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fluor
3.375%, 09/15/2021	$308	$318
General Electric
5.250%, 12/06/2017	341	386
4.500%, 03/11/2044	530	555
4.125%, 10/09/2042	246	243
0.850%, 10/09/2015	1,060	1,066
Illinois Tool Works
3.900%, 09/01/2042 (C)	960	912
Ingersoll-Rand
6.391%, 11/15/2027	425	509
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.599%, 08/15/2016 (A)	2,410	2,386
John Deere Capital MTN
1.250%, 12/02/2014	122	123
Koninklijke Philips
7.200%, 06/01/2026	300	375
5.750%, 03/11/2018	100	115
3.750%, 03/15/2022	424	447
L-3 Communications
3.950%, 05/28/2024	1,135	1,153
Lockheed Martin
4.070%, 12/15/2042	453	442
3.350%, 09/15/2021	3,435	3,594
2.125%, 09/15/2016	187	193
Norfolk Southern
6.000%, 05/23/2111	527	635
3.950%, 10/01/2042	129	122
Northrop Grumman
4.750%, 06/01/2043	1,520	1,601
3.250%, 08/01/2023	7,030	6,971
Pitney Bowes MTN
5.600%, 03/15/2018	100	112
Raytheon
3.125%, 10/15/2020	720	749
Republic Services
3.550%, 06/01/2022	125	129
Ryder System MTN
3.600%, 03/01/2016	132	138
2.500%, 03/01/2017	177	181
Union Pacific
4.875%, 01/15/2015	497	511
4.300%, 06/15/2042	100	102
4.163%, 07/15/2022	437	477
Union Pacific Railroad, Pass-Through Trust
4.698%, 01/02/2024	128	142
United Parcel Service
8.375%, 04/01/2020	140	184
3.125%, 01/15/2021	90	94
2.450%, 10/01/2022	100	97

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Technologies
8.875%, 11/15/2019	$400	$524
5.400%, 05/01/2035	640	760
4.500%, 06/01/2042	1,210	1,261
3.100%, 06/01/2022	233	238
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	46	52
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	5,252	5,488
Waste Management
7.125%, 12/15/2017	1,650	1,930
4.750%, 06/30/2020	299	335
3.500%, 05/15/2024	720	727

		63,424

Information Technology — 0.8%
Apple
4.450%, 05/06/2044	1,090	1,111
3.450%, 05/06/2024	1,940	1,971
2.850%, 05/06/2021	9,457	9,589
2.400%, 05/03/2023 (C)	568	540
0.473%, 05/03/2018 (A)	345	345
Arrow Electronics
6.875%, 06/01/2018	270	309
6.000%, 04/01/2020	225	254
3.375%, 11/01/2015	60	62
Cisco Systems
5.900%, 02/15/2039	250	304
5.500%, 02/22/2016	116	126
5.500%, 01/15/2040	670	787
3.625%, 03/04/2024 (C)	2,175	2,236
2.125%, 03/01/2019	2,625	2,651
eBay
4.000%, 07/15/2042	84	77
2.600%, 07/15/2022 (C)	166	160
EMC
3.375%, 06/01/2023	190	192
Google
3.375%, 02/25/2024	1,565	1,608
Hewlett-Packard
6.000%, 09/15/2041	95	107
4.650%, 12/09/2021	45	49
4.300%, 06/01/2021	94	101
HP Enterprise Services LLC
7.450%, 10/15/2029	500	616
Intel
4.800%, 10/01/2041	630	675
3.300%, 10/01/2021	312	324
1.950%, 10/01/2016	101	104

138	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Business Machines
7.625%, 10/15/2018	$365	$455
4.000%, 06/20/2042 (C)	327	316
3.625%, 02/12/2024	1,765	1,814
1.950%, 07/22/2016	126	130
1.625%, 05/15/2020	2,876	2,760
1.250%, 02/06/2017	189	191
0.875%, 10/31/2014	313	314
Intuit
5.750%, 03/15/2017	765	859
Juniper Networks
4.500%, 03/15/2024	400	419
MasterCard
3.375%, 04/01/2024	3,675	3,739
Microsoft
4.500%, 10/01/2040	61	64
3.625%, 12/15/2023	178	187
1.625%, 09/25/2015	405	412
0.875%, 11/15/2017	54	54
National Semiconductor
6.600%, 06/15/2017	480	556
3.950%, 04/15/2015	500	516
Oracle
6.500%, 04/15/2038	100	131
6.125%, 07/08/2039	163	206
5.750%, 04/15/2018	128	148
5.375%, 07/15/2040	97	113
5.000%, 07/08/2019	450	514
3.625%, 07/15/2023	1,219	1,263
2.375%, 01/15/2019	91	93
1.200%, 10/15/2017	104	104
Texas Instruments
2.750%, 03/12/2021	1,435	1,455
TSMC Global
1.625%, 04/03/2018 (B)	3,415	3,378
Xerox
4.500%, 05/15/2021	80	87
2.950%, 03/15/2017	165	172

		44,748

Materials — 1.0%
Barrick (C)
4.100%, 05/01/2023	3,570	3,480
3.850%, 04/01/2022	640	623
Barrick Gold
6.950%, 04/01/2019	1,530	1,825
Barrick North America Finance LLC
4.400%, 05/30/2021	700	718
BHP Billiton Finance USA
6.500%, 04/01/2019	445	539
5.000%, 09/30/2043	2,444	2,679
4.125%, 02/24/2042	147	143

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.850%, 09/30/2023	$1,870	$1,965
3.250%, 11/21/2021	3,010	3,109
2.050%, 09/30/2018	82	83
1.125%, 11/21/2014	127	128
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	1,150	1,177
Cliffs Natural Resources
4.875%, 04/01/2021 (C)	90	89
Codelco
4.750%, 10/15/2014 (B)	900	912
Dow Chemical
8.550%, 05/15/2019	177	228
4.250%, 11/15/2020	118	128
4.125%, 11/15/2021	200	214
3.000%, 11/15/2022	5,405	5,283
E.I. du Pont de Nemours
5.600%, 12/15/2036	275	328
4.900%, 01/15/2041	125	137
1.950%, 01/15/2016	162	166
Ecolab
4.350%, 12/08/2021	420	462
1.450%, 12/08/2017	246	246
Freeport-McMoRan Copper
3.550%, 03/01/2022	1,155	1,136
3.100%, 03/15/2020	1,210	1,211
2.375%, 03/15/2018	260	264
2.150%, 03/01/2017	404	413
LYB International Finance
5.250%, 07/15/2043 (C)	500	550
4.875%, 03/15/2044	940	984
Mosaic
5.625%, 11/15/2043 (C)	575	649
5.450%, 11/15/2033	814	908
4.875%, 11/15/2041	117	117
4.250%, 11/15/2023	248	262
3.750%, 11/15/2021	98	102
Nucor
4.000%, 08/01/2023	749	775
Placer Dome
6.450%, 10/15/2035	281	303
Potash Corp of Saskatchewan
6.500%, 05/15/2019	250	299
4.875%, 03/30/2020	10	11
PPG Industries
9.000%, 05/01/2021	515	676
6.650%, 03/15/2018	645	756
Praxair
5.200%, 03/15/2017	215	239
4.625%, 03/30/2015	196	203
Rio Tinto Finance USA
9.000%, 05/01/2019	2,435	3,204
6.500%, 07/15/2018	435	513
4.125%, 05/20/2021 (C)	770	832

SEI Institutional Investments Trust / Annual Report / May 31, 2014	139

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.750%, 09/20/2021	$1,980	$2,086
3.500%, 11/02/2020	77	81
2.250%, 12/14/2018	490	497
Rock Tenn
4.000%, 03/01/2023 (C)	330	340
3.500%, 03/01/2020	570	589
Southern Copper
5.250%, 11/08/2042	3,910	3,621
Stauffer Chemical (F) (I)
7.480%, 04/15/2018	860	389
7.275%, 04/15/2017	350	194
Union Carbide
7.750%, 10/01/2096	200	247
7.500%, 06/01/2025	200	251
Vale Overseas
8.250%, 01/17/2034	735	919
6.875%, 11/21/2036	2,958	3,286
4.375%, 01/11/2022 (C)	4,015	4,124
Xstrata Finance Canada (B)
5.800%, 11/15/2016	390	431
2.700%, 10/25/2017	1,900	1,944
2.050%, 10/23/2015	2,878	2,917

		60,985

Telecommunication Services — 1.6%
21st Century Fox America
6.650%, 11/15/2037	385	492
America Movil
5.625%, 11/15/2017	1,450	1,648
5.000%, 03/30/2020	740	833
3.125%, 07/16/2022	2,357	2,328
2.375%, 09/08/2016	238	245
AT&T
6.300%, 01/15/2038	1,400	1,699
5.800%, 02/15/2019	500	582
5.500%, 02/01/2018	370	420
5.350%, 09/01/2040	1,431	1,565
4.450%, 05/15/2021	440	484
4.350%, 06/15/2045	811	773
4.300%, 12/15/2042	1,455	1,390
3.900%, 03/11/2024 (C)	4,310	4,474
3.875%, 08/15/2021	1,660	1,766
3.000%, 02/15/2022	700	699
0.900%, 02/12/2016	184	185
BellSouth Telecommunications
6.300%, 12/15/2015	98	101
Bharti Airtel International Netherlands
5.350%, 05/20/2024 (B)	805	847
British Telecommunications
5.950%, 01/15/2018	1,511	1,736
CC Holdings GS V LLC
3.849%, 04/15/2023	245	247

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Centel Capital
9.000%, 10/15/2019	$325	$389
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	267
COX Communications
5.450%, 12/15/2014	323	331
Cox Enterprises
7.375%, 07/15/2027 (B)	170	213
Crown Castle Towers LLC
3.214%, 08/15/2015 (B)	290	295
Deutsche Telekom International Finance
6.000%, 07/08/2019	600	709
5.750%, 03/23/2016	1,915	2,082
2.250%, 03/06/2017 (B)	3,130	3,218
DIRECTV Holdings
6.000%, 08/15/2040	2,670	3,086
4.600%, 02/15/2021	400	437
Discovery Communications LLC
4.375%, 06/15/2021	344	373
France Telecom
2.750%, 09/14/2016	140	146
Grupo Televisa
5.000%, 05/13/2045	725	726
GTE
8.750%, 11/01/2021	600	788
News America
7.300%, 04/30/2028	500	635
News America Holdings
8.875%, 04/26/2023	200	271
7.700%, 10/30/2025	200	265
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	201
Orange
9.000%, 03/01/2031	370	556
Qwest
6.750%, 12/01/2021	593	681
Rogers Communications
5.450%, 10/01/2043	71	80
4.100%, 10/01/2023	133	139
Sprint Capital
8.750%, 03/15/2032	390	451
TCI Communications
7.125%, 02/15/2028	400	530
Telecom Italia Capital
7.175%, 06/18/2019	70	81
6.175%, 06/18/2014	65	65
Telefonica Chile
3.875%, 10/12/2022 (B) (C)	1,290	1,262
Telefonica Emisiones SAU
6.421%, 06/20/2016	100	111
6.221%, 07/03/2017	100	113
5.877%, 07/15/2019	885	1,025

140	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.462%, 02/16/2021	$69	$78
5.134%, 04/27/2020	860	964
Tencent Holdings MTN (B)
3.375%, 05/02/2019	2,055	2,107
2.000%, 05/02/2017	1,260	1,270
Thomson Reuters
5.650%, 11/23/2043	320	352
UBM
5.750%, 11/03/2020 (B)	850	921
Verizon Communications
7.750%, 12/01/2030	3,930	5,393
6.550%, 09/15/2043 (C)	3,715	4,715
6.400%, 09/15/2033	9,155	11,255
5.850%, 09/15/2035	150	175
5.150%, 09/15/2023 (C)	10,435	11,747
5.050%, 03/15/2034	1,688	1,808
4.500%, 09/15/2020	1,424	1,574
4.150%, 03/15/2024	900	943
3.850%, 11/01/2042	990	877
3.450%, 03/15/2021	2,565	2,659
2.550%, 06/17/2019	1,225	1,249
2.500%, 09/15/2016	80	83
2.450%, 11/01/2022	470	443
Verizon New England
7.875%, 11/15/2029	500	642
Vodafone Group
5.450%, 06/10/2019	226	261
2.950%, 02/19/2023	4,050	3,882
1.625%, 03/20/2017	240	243
Windstream
8.125%, 09/01/2018	365	384
WPP Finance
5.625%, 11/15/2043	150	166
WPP Finance UK
8.000%, 09/15/2014	520	531

		96,762

Utilities — 1.8%
AGL Capital
6.375%, 07/15/2016	200	222
5.875%, 03/15/2041	73	90
5.250%, 08/15/2019	170	193
Alabama Power
6.125%, 05/15/2038	69	89
5.875%, 12/01/2022	275	336
5.500%, 10/15/2017	810	918
Alabama Power Capital Trust V
3.333%, 10/01/2042 (A)	100	94
American Electric Power
1.650%, 12/15/2017	1,937	1,949
American Water Capital
3.850%, 03/01/2024	300	313

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Appalachian Power
5.950%, 05/15/2033	$200	$233
4.600%, 03/30/2021	150	168
Arizona Public Service
5.050%, 09/01/2041	219	248
4.500%, 04/01/2042	63	67
Atmos Energy
4.950%, 10/15/2014	260	264
Berkshire Hathaway Energy
5.150%, 11/15/2043	535	599
3.750%, 11/15/2023	488	505
Boston Gas
4.487%, 02/15/2042 (B)	140	144
CenterPoint Energy
6.500%, 05/01/2018	271	315
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	755	802
CenterPoint Energy Resources
6.125%, 11/01/2017	320	368
4.500%, 01/15/2021	246	271
Cleveland Electric Illuminating
7.880%, 11/01/2017	310	374
Comision Federal de Electricidad
4.875%, 05/26/2021 (B)	249	266
Connecticut Light & Power
4.300%, 04/15/2044	655	675
Consolidated Edison of New York
6.650%, 04/01/2019	650	786
5.700%, 06/15/2040	154	188
4.450%, 03/15/2044	3,650	3,758
Consumers Energy
6.700%, 09/15/2019	400	490
2.850%, 05/15/2022	56	56
Dominion Resources
8.875%, 01/15/2019	1,595	2,052
6.400%, 06/15/2018	295	347
5.250%, 08/01/2033	1,135	1,282
4.900%, 08/01/2041	48	51
1.950%, 08/15/2016	56	57
DPL
7.250%, 10/15/2021	8	9
DTE Electric
5.400%, 08/01/2014	50	50
2.650%, 06/15/2022	66	65
Duke Energy
3.750%, 04/15/2024	1,385	1,433
Duke Energy Carolinas LLC
6.000%, 01/15/2038	48	62
5.100%, 04/15/2018	385	436
4.300%, 06/15/2020	195	215
4.250%, 12/15/2041	120	124
3.900%, 06/15/2021	200	217

SEI Institutional Investments Trust / Annual Report / May 31, 2014	141

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.550%, 09/15/2021	$722	$757
Duke Energy Florida
3.850%, 11/15/2042	1,360	1,298
Duke Energy Ohio
3.800%, 09/01/2023	770	817
Duke Energy Progress
5.300%, 01/15/2019	400	460
3.000%, 09/15/2021	111	114
2.800%, 05/15/2022	121	121
Electricite de France
6.000%, 01/22/2114 (B)	1,190	1,335
Enel Finance International
5.125%, 10/07/2019 (B) (C)	500	563
Entergy Louisiana LLC
6.500%, 09/01/2018	500	590
Exelon
5.625%, 06/15/2035	2,065	2,312
Exelon Generation LLC
6.200%, 10/01/2017 (C)	159	181
5.750%, 10/01/2041	86	96
4.000%, 10/01/2020	588	623
FirstEnergy
4.250%, 03/15/2023	2,040	2,020
2.750%, 03/15/2018	650	658
FirstEnergy, Ser C
7.375%, 11/15/2031	4,905	5,774
Florida Gas Transmission LLC
3.875%, 07/15/2022 (B)	2,170	2,226
Florida Power & Light
5.950%, 10/01/2033	150	190
5.125%, 06/01/2041	197	230
Great Plains Energy
4.850%, 06/01/2021	27	30
Indiana Michigan Power
7.000%, 03/15/2019	170	207
Jersey Central Power & Light
7.350%, 02/01/2019	500	605
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	249	268
Kansas City Power & Light
5.300%, 10/01/2041	350	392
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,660
Massachusetts Electric
5.900%, 11/15/2039 (B)	210	256
Metropolitan Edison
3.500%, 03/15/2023 (B)	5,050	5,047
MidAmerican Energy
5.300%, 03/15/2018	250	285
4.800%, 09/15/2043	95	105

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MidAmerican Energy Holdings
6.500%, 09/15/2037	$3,200	$4,138
6.125%, 04/01/2036	118	147
Nevada Power
7.125%, 03/15/2019	400	492
6.500%, 08/01/2018	290	345
5.450%, 05/15/2041	150	181
5.375%, 09/15/2040	45	53
Niagara Mohawk Power
4.881%, 08/15/2019 (B)	180	203
Nisource Finance
6.800%, 01/15/2019	3,747	4,480
5.800%, 02/01/2042	471	538
Northern States Power
6.250%, 06/01/2036	350	457
5.350%, 11/01/2039	56	67
Oncor Electric Delivery
6.800%, 09/01/2018	4,660	5,578
Pacific Gas & Electric
8.250%, 10/15/2018	1,570	1,972
5.800%, 03/01/2037	560	673
5.400%, 01/15/2040	156	180
4.750%, 02/15/2044 (C)	525	560
4.500%, 12/15/2041	180	185
4.450%, 04/15/2042	2,443	2,501
3.250%, 09/15/2021	35	36
3.250%, 06/15/2023	695	697
PacifiCorp
6.250%, 10/15/2037	310	405
5.650%, 07/15/2018	600	690
5.500%, 01/15/2019	400	462
3.600%, 04/01/2024	2,070	2,149
Potomac Electric Power
3.600%, 03/15/2024	1,400	1,453
PPL Capital Funding
5.000%, 03/15/2044	235	253
3.950%, 03/15/2024	775	808
Progress Energy
6.000%, 12/01/2039 (C)	200	249
PSEG Power LLC
5.500%, 12/01/2015	445	477
5.320%, 09/15/2016	126	138
5.125%, 04/15/2020	120	135
4.150%, 09/15/2021	72	77
2.750%, 09/15/2016	1,055	1,098
Public Service Electric & Gas MTN
5.375%, 11/01/2039	97	116
4.000%, 06/01/2044	2,920	2,863
3.650%, 09/01/2042	113	106
2.700%, 05/01/2015	135	138
Public Service of New Hampshire
3.500%, 11/01/2023	960	993

142	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Public Service of New Mexico
7.950%, 05/15/2018	$3,000	$3,583
Public Service of Oklahoma
5.150%, 12/01/2019	220	250
Puget Energy
6.000%, 09/01/2021	2,045	2,419
Sabine Pass LNG
7.500%, 11/30/2016	710	786
7.500%, 11/30/2016 (B)	230	247
San Diego Gas & Electric
6.000%, 06/01/2026	400	501
3.950%, 11/15/2041	41	40
Sempra Energy
9.800%, 02/15/2019	100	134
6.500%, 06/01/2016	135	150
6.000%, 10/15/2039	170	211
2.875%, 10/01/2022	140	138
South Carolina Electric & Gas
4.500%, 06/01/2064	52	53
Southern
1.950%, 09/01/2016	130	133
Southern California Edison
6.650%, 04/01/2029	200	259
5.500%, 03/15/2040	170	206
4.650%, 04/01/2015	200	207
3.500%, 10/01/2023	2,330	2,427
Southern Power
5.150%, 09/15/2041	44	48
Southern Star Central Gas Pipeline
6.000%, 06/01/2016 (B)	655	707
Southwestern Electric Power
6.450%, 01/15/2019	672	799
3.550%, 02/15/2022	610	628
Southwestern Public Service
8.750%, 12/01/2018	300	386
State Grid Overseas Investment 2014
2.750%, 05/07/2019 (B)	1,725	1,743
Virginia Electric and Power
5.400%, 04/30/2018	695	795
4.650%, 08/15/2043	1,475	1,604
4.450%, 02/15/2044	335	350
2.950%, 01/15/2022	1,470	1,489
Wisconsin Electric Power
3.650%, 12/15/2042	183	169
2.950%, 09/15/2021	14	14

		108,970

Total Corporate Obligations (Cost $1,488,674) ($ Thousands)		1,572,441

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 9.8%

Automotive — 1.6%
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/2015	$45	$45
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	2,371	2,380
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	2,962	2,976
Ally Auto Receivables Trust, Ser 2011-5, Cl A4
1.320%, 07/15/2016	908	913
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	297	298
Ally Auto Receivables Trust, Ser 2012-2, Cl A3
0.740%, 04/15/2016	1,377	1,379
Ally Auto Receivables Trust, Ser 2012-5, Cl A2
0.450%, 07/15/2015	502	501
Ally Auto Receivables Trust, Ser 2013-1, Cl A4
0.840%, 02/15/2018	1,172	1,171
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	1,960	1,974
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl A
1.890%, 07/15/2016 (B)	159	159
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	234	234
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	264	265
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	95	95
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A2
0.510%, 01/08/2016	101	101
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	232	232

SEI Institutional Investments Trust / Annual Report / May 31, 2014	143

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A2
0.530%, 11/08/2016	$402	$402
Avis Budget Rental Car Funding LLC, Ser 2012-2A, Cl A
2.802%, 05/20/2018 (B)	1,050	1,090
Avis Budget Rental Car Funding LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	1,700	1,725
Avis Budget Rental Car Funding LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (B)	3,101	3,098
Avis Budget Rental Car Funding LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	590	612
BMW Vehicle Lease Trust, Ser 2012-1, Cl A3
0.750%, 02/20/2015	18	18
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017 (B)	437	439
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	4,777	4,788
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	2,443	2,451
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	1,301	1,316
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A1B
0.579%, 11/20/2015 (A)	250	250
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	1,243	1,250
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	714	723
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	1,785	1,789
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	2,428	2,441
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	1,680	1,692
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	1,411	1,420

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A1
0.449%, 06/20/2016 (A)	$2,795	$2,795
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A3
1.260%, 05/21/2018	2,575	2,581
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	736	739
CarMax Auto Owner Trust, Ser 2011-1, Cl A4
2.160%, 09/15/2016	441	445
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	1,061	1,066
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	391	391
CPS Auto Trust, Ser 2011-B, Cl A
3.680%, 09/17/2018 (B)	197	201
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (B)	206	212
CPS Auto Trust, Ser 2012-A, Cl A
2.780%, 06/17/2019 (B)	92	94
CPS Auto Trust, Ser 2012-B, Cl A
2.520%, 09/16/2019 (B)	573	581
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/2019 (B)	380	383
CPS Auto Trust, Ser 2012-D, Cl A
1.480%, 03/16/2020 (B)	249	250
Credit Acceptance Auto Loan Trust, Ser 2012-2A, Cl A
1.520%, 03/16/2020 (B)	605	608
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (B)	207	208
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (B)	1,277	1,281
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl C
3.260%, 12/16/2019 (B)	135	135
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	243	244
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	110	110

144	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	$1,420	$1,421
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A2
0.380%, 02/15/2016	326	326
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A2
0.450%, 08/15/2016	2,792	2,793
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	2,653	2,711
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	4,875	4,880
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	2,066	2,067
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A3
1.110%, 09/15/2016	406	407
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A4
0.970%, 04/16/2018	56	56
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	2,312	2,314
Honda Auto Receivables Owner Trust, Ser 2013-2, Cl A3
0.530%, 02/16/2017	1,661	1,663
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A2
0.450%, 04/18/2016	3,340	3,341
Honda Auto Receivables Owner Trust, Ser 2014-1, Cl A2
0.410%, 09/21/2016	2,661	2,661
Huntington Auto Trust, Ser 2012-1, Cl A3
0.810%, 09/15/2016	104	104
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A4
1.780%, 12/15/2015	179	180
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/2017	247	248
Hyundai Auto Receivables Trust, Ser 2014-B, Cl A2
0.440%, 02/15/2017	2,928	2,927
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	483	486

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MMCA Automobile Trust, Ser 2012-A, Cl A4
1.570%, 08/15/2017 (B)	$700	$707
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	3,835	3,838
Nissan Auto Receivables Owner Trust, Ser 2014-A, Cl A2
0.420%, 11/15/2016	853	853
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A4
2.390%, 06/15/2017 (B)	321	321
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl B
2.060%, 06/15/2017 (B)	26	26
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl A3
1.220%, 12/15/2015	14	14
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A3
1.080%, 04/15/2016	53	53
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	997	998
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A3
0.620%, 07/15/2016	1,161	1,161
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A2
0.550%, 09/15/2016	2,137	2,137
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/2015	133	134
Toyota Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.480%, 02/15/2016	1,678	1,678
Toyota Auto Receivables Owner Trust, Ser 2014-A, Cl A2
0.410%, 08/15/2016	2,080	2,080
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	373	373
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	247	247

SEI Institutional Investments Trust / Annual Report / May 31, 2014	145

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Volkswagen Auto Loan Enhanced Trust, Ser 2013-2, Cl A2
0.420%, 07/20/2016	$3,055	$3,055
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	132	133

		96,944

Credit Cards — 0.8%
American Express Credit Account Master Trust, Ser 2013-2, Cl A
0.571%, 05/17/2021 (A)	1,484	1,488
American Express Credit Account Master Trust, Ser 2014-1, Cl A
0.521%, 12/15/2021 (A)	3,615	3,615
American Express Issuance Trust II, Ser 2013-1, Cl A
0.431%, 02/15/2019 (A)	1,733	1,730
American Express Issuance Trust II, Ser 2013-2, Cl A
0.581%, 08/15/2019 (A)	2,552	2,563
BA Credit Card Trust, Ser 2014-A2, Cl A
0.421%, 09/16/2019 (A)	7,322	7,327
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	4,660	4,679
Chase Issuance Trust, Ser 2012-A8, Cl A8
0.540%, 10/16/2017	987	988
Chase Issuance Trust, Ser 2013-A2, Cl A2
0.251%, 02/15/2017 (A)	999	999
Chase Issuance Trust, Ser 2013-A7, Cl A
0.581%, 09/15/2020 (A)	1,371	1,375
Chase Issuance Trust, Ser 2013-A9, Cl A
0.571%, 11/16/2020 (A)	2,521	2,527
Chase Issuance Trust, Ser 2014-A3, Cl A3
0.351%, 05/15/2018 (A)	2,847	2,847
Citibank Credit Card Issuance Trust, Ser 2012-A1, Cl A1
0.550%, 10/10/2017	774	775
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.580%, 09/10/2020 (A)	9,269	9,305

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Discover Card Execution Note Trust, Ser 2013-A5, Cl A5
1.040%, 04/15/2019	$407	$409
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.581%, 07/15/2021 (A)	3,405	3,416
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.531%, 12/15/2019 (A)	2,358	2,358

		46,401

Mortgage Related Securities — 0.9%
Aames Mortgage Trust, Ser 2002-1, Cl A3
6.560%, 06/25/2032	46	45
Accredited Mortgage Loan Trust, Ser 2005-3, Cl A1
0.390%, 09/25/2035 (A)	4,580	4,552
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.790%, 03/25/2030 (A)	1,619	1,045
Argent Securities, Ser 2004-W5, Cl AV2
1.192%, 04/25/2034 (A)	1,113	1,052
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/2035	531	537
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.810%, 06/25/2035 (A)	39	38
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
1.127%, 12/15/2033 (A)	2,336	2,203
Asset-Backed Securities Home Equity Loan Trust, Ser 2005-HE6, Cl M2
0.662%, 07/25/2035 (A)	854	843
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE12, Cl 1A3
0.544%, 12/25/2035 (A)	4,488	4,459
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.524%, 08/25/2035 (A)	2,777	2,748
Centex Home Equity, Ser 2003-B, Cl AF4
3.735%, 02/25/2032	96	92

146	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Centex Home Equity, Ser 2003-B, Cl AF6
3.173%, 06/25/2033 (A)	$47	$47
Centex Home Equity, Ser 2006-A, Cl AV4
0.400%, 06/25/2036 (A)	75	67
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/2036	3,226	3,399
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.690%, 11/15/2032 (A)	203	203
Credit Suisse First Boston Mortgage Securities, Ser 2004-CF2, Cl 1M1
5.250%, 01/25/2043 (B)	6,310	6,544
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
0.971%, 09/15/2029 (A)	310	284
EMC Mortgage Loan Trust, Ser 2002- AA, Cl A1
1.090%, 05/25/2039 (A) (B)	445	421
GSAA Trust, Ser 2005-6, Cl A3
0.526%, 06/25/2035 (A)	3,140	2,993
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.309%, 01/20/2036 (A)	4,141	4,114
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A2
0.329%, 01/20/2036 (A)	49	49
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.299%, 03/20/2036 (A)	182	181
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A3V
0.299%, 03/20/2036 (A)	5	5
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.349%, 03/20/2036 (A)	142	141
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.349%, 11/20/2036 (A)	421	422
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.502%, 07/25/2034 (A) (B)	227	226
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.520%, 06/25/2035 (A)	2,065	2,047
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.312%, 08/25/2036 (A)	1,065	540

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.522%, 09/25/2035 (A)	$7,210	$7,131
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/2035	436	439
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	162	161
RMAT, Ser 2012-1A, Cl A1
2.734%, 08/26/2052 (A) (B)	257	258
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (B)	99	97
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	185	187
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.502%, 04/25/2037 (A) (B)	539	419
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A2
0.302%, 06/25/2037 (A)	125	74
Structured Asset Securities, Ser 2002- AL1, Cl A2
3.450%, 02/25/2032	223	222
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.670%, 02/25/2035	630	634
Structured Asset Securities, Ser 2006-WF2, Cl A3
0.302%, 07/25/2036 (A)	290	288
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/2030	574	591
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/2034 (A)	2,955	2,979

		52,777

Other Asset-Backed Securities — 6.5%
321 Henderson Receivables I LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (B)	1,150	1,185
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.950%, 12/27/2022 (A) (B)	265	267
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.950%, 12/26/2044 (A) (B)	919	920

SEI Institutional Investments Trust / Annual Report / May 31, 2014	147

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Access Group, Ser 2006-1, Cl A2
0.337%, 08/25/2023 (A)	$2,121	$2,095
AEP Texas Central Transition Funding LLC, Ser 2002-1, Cl A5
6.250%, 01/15/2017	3,838	4,042
Ally Master Owner Trust, Ser 2011-4, Cl A1
0.951%, 09/15/2016 (A)	1,603	1,605
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	4,469	4,478
Ally Master Owner Trust, Ser 2014-2, Cl A
0.521%, 01/16/2018 (A)	2,154	2,154
Alm Loan Funding, Ser 2012-7A, Cl A1
1.648%, 10/19/2024 (A) (B)	4,350	4,343
Ameriquest Mortgage Securities, Ser 2005-R5, Cl M1
0.582%, 07/25/2035 (A)	308	304
Ameriquest Mortgage Securities, Ser 2005-R6, Cl A2
0.352%, 08/25/2035 (A)	11	11
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.832%, 01/25/2032 (A)	304	281
Apidos CDO, Ser 2014-16A, Cl A1
1.678%, 01/19/2025 (A) (B)	250	250
Apidos CDO, Ser 2014-16A, Cl B
3.028%, 01/19/2025 (A) (B)	1,750	1,711
Arrowpoint CLO, Ser 2014-2A, Cl A1L
1.734%, 03/12/2026 (A) (B)	1,900	1,895
Ascentium Equipment Receivables LLC, Ser 2012-1A, Cl A
1.830%, 09/15/2019 (B)	138	138
Axis Equipment Finance Receivables LLC, Ser 2013-1A, Cl A
1.750%, 03/20/2017 (B)	482	482
Bayview Opportunity Master Fund Trust IIB, Ser 2013-8NPL, Cl A
3.228%, 03/28/2033 (A) (B)	729	729
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.550%, 08/25/2043 (A)	3,301	3,258

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BlueMountain CLO, Ser 2013-1A, Cl A1
1.424%, 05/15/2025 (A) (B)	$3,850	$3,811
Brazos Education Loan Authority, Ser 2012-1, Cl A1
0.852%, 12/26/2035 (A)	4,328	4,319
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.427%, 02/25/2035 (A)	4,835	4,991
Brazos Higher Education Authority, Ser 2011-1, Cl A2
1.035%, 02/25/2030 (A)	2,664	2,687
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.229%, 10/27/2036 (A)	3,520	3,527
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (B)	340	340
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
4.076%, 10/15/2021 (A) (B)	867	867
Carlyle Global Market Strategies, Ser 2013-4A, Cl A1
1.696%, 10/15/2025 (A) (B)	500	499
Carlyle Global Market Strategies, Ser 2013-4A, Cl C
3.038%, 10/15/2025 (A) (B)	1,000	987
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.550%, 09/25/2035 (A)	2,560	2,526
Castle Trust, Ser 2003-1AW, Cl A1
0.901%, 05/15/2027 (A) (B)	49	48
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/2020	2,714	2,832
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/2034	80	80
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.321%, 11/25/2034	500	516
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/2034	536	542
CIT Education Loan Trust, Ser 2007-1, Cl A
0.323%, 03/25/2042 (A) (B)	3,453	3,229

148	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/2036	$6,465	$6,195
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	990	907
CNH Equipment Trust, Ser 2011-A, Cl A4
2.040%, 10/17/2016	172	173
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	91	91
CNH Equipment Trust, Ser 2012-C, Cl A2
0.440%, 02/16/2016	14	14
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	2,205	2,207
CNH Equipment Trust, Ser 2014-A, Cl A2
0.490%, 06/15/2017	750	750
Concord Funding LLC, Ser 2012-2, Cl A
3.145%, 01/15/2017 (B)	1,350	1,350
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	278	279
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	11	11
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (A)	95	97
Countrywide Asset-Backed Certificates, Ser 2002-BC1, Cl A
0.812%, 04/25/2032 (A)	50	33
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.750%, 06/25/2033 (A)	115	101
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.420%, 12/25/2034 (A)	4,763	4,525
Countrywide Asset-Backed Certificates, Ser 2005-11, Cl MV1
0.624%, 02/25/2036 (A)	7,692	7,638
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.612%, 10/25/2035 (A)	30	30

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.689%, 10/25/2046 (A)	$198	$169
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.482%, 07/25/2036 (A) (B)	313	233
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.050%, 10/25/2047 (A)	710	617
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.352%, 02/25/2037 (A) (B)	778	506
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.451%, 02/15/2034 (A)	459	405
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	77	74
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.814%, 12/25/2036	560	376
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF4
3.814%, 12/25/2036	1,197	937
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-RP1, Cl A
0.462%, 05/25/2046 (A) (B)	9,456	7,051
Educational Funding of the South, Ser 2011-1, Cl A2
0.879%, 04/25/2035 (A)	3,580	3,573
EFS Volunteer No. 2 LLC, Ser 2012-1, Cl A2
1.504%, 03/25/2036 (A) (B)	2,500	2,558
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.154%, 04/25/2033 (A) (B)	4,600	4,636
Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (A)	114	115
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF7, Cl A5
1.152%, 09/25/2034 (A)	45	44

SEI Institutional Investments Trust / Annual Report / May 31, 2014	149

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF8, Cl A2D
0.530%, 09/25/2035 (A)	$1,810	$1,798
Flatiron CLO, Ser 2013-1A, Cl A1
1.690%, 01/17/2026 (A) (B)	1,000	999
Flatiron CLO, Ser 2013-1A, Cl B
3.040%, 01/17/2026 (A) (B)	950	929
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (B)	7,861	7,959
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	830	840
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	859	860
GE Equipment Midticket LLC, Ser 2012-1, Cl A4
0.780%, 09/22/2020	300	300
GMAT Trust, Ser 2014-1A, Cl A
3.721%, 02/25/2044 (B)	430	431
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/2027	14	14
Green Tree Financial, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A) (B)	2,898	3,099
Green Tree Financial, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A) (B)	2,415	2,583
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.657%, 02/20/2032 (A)	775	709
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.656%, 03/13/2032 (A)	1,275	1,148
GSAMP Trust, Ser 2006-HE2, Cl A3
0.412%, 03/25/2046 (A)	8,000	7,243
Higher Education Funding I, Ser 2014-1, Cl A
1.277%, 05/25/2034 (A) (B)	3,733	3,733
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (B)	730	736
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (B)	539	540

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl B2
1.744%, 01/16/2046 (B)	$182	$182
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T7, Cl A7
1.981%, 11/15/2046 (B)	2,614	2,625
HLSS Servicer Advance Receivables Trust, Ser 2014-T1, Cl AT1
1.244%, 01/17/2045 (B)	1,180	1,182
HLSS Servicer Advance Receivables Trust, Ser 2014-T2, Cl AT2
2.217%, 01/15/2047 (B)	444	448
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.330%, 02/25/2036 (A)	1,338	1,241
ING Investment Management, Ser 2014-1A, Cl A1
1.769%, 04/18/2026 (A) (B)	3,900	3,900
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (B)	2,314	2,412
John Deere Owner Trust, Ser 2011-A, Cl A4
1.960%, 04/16/2018	202	202
John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/2019	581	582
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.284%, 11/25/2036 (A)	4,136	4,107
Kondaur Mortgage Asset Trust, Ser 2013-1, Cl A
4.458%, 08/25/2052 (A) (B)	297	299
Latitude CLO II, Ser 2006-2A, Cl A2
0.563%, 12/15/2018 (A) (B)	2,200	2,166
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	242	252
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.452%, 12/25/2035 (A)	1,650	962
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M2
0.947%, 02/25/2035 (A)	8,900	8,627
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (B)	572	572

150	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.402%, 03/25/2032 (A)	$187	$187
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,980	3,178
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	457	480
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (B)	5,246	5,524
National Collegiate Student Loan Trust, Ser 2004-2, Cl A4
0.462%, 11/27/2028 (A)	1,368	1,293
Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045 (B)	337	336
Nationstar Agency Advance Funding Trust, Ser 2013-T2A, Cl AT2
1.892%, 02/18/2048 (B)	232	228
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.458%, 03/27/2023 (A)	1,090	1,090
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.658%, 06/25/2031 (A)	5,330	5,330
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.409%, 10/27/2036 (A)	1,443	1,418
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.354%, 12/24/2035 (A)	4,000	3,926
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.317%, 11/23/2022 (A)	1,026	1,024
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.309%, 10/26/2026 (A)	4,364	4,354
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.237%, 11/27/2018 (A)	589	588
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.583%, 03/25/2026 (A) (B)	3,364	3,333
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.950%, 04/25/2046 (A) (B)	1,131	1,144
Nelnet Student Loan Trust, Ser 2014-3A, Cl A
0.764%, 06/25/2041 (A) (B)	4,068	4,068

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2014- 4A, Cl A2
1.098%, 11/25/2043 (A) (B)	$3,735	$3,735
Neuberger Berman CLO Ltd., Ser 2014- 16A, Cl A1
1.741%, 04/15/2026 (A) (B)	1,060	1,059
New Residential Advance Receivables Trust, Ser 2014-T1, Cl A1
1.274%, 03/15/2045 (B)	1,612	1,612
Normandy Mortgage Loan Trust, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043 (B)	1,456	1,454
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (A) (B)	1,500	1,500
NYMT Residential, Ser 2013-RP3A
4.850%, 09/25/2018 (B)	788	788
Octagon Investment Partners XI, Ser 2007-1X, Cl A1B
0.495%, 08/25/2021 (A)	3,750	3,663
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.391%, 05/15/2032 (A)	4	4
Park Place Securities, Ser 2004-MHQ1, Cl M1
1.202%, 12/25/2034 (A)	589	590
Park Place Securities, Ser 2004-WCW1, Cl M2
0.830%, 09/25/2034 (A)	546	540
Park Place Securities, Ser 2004-WCW2, Cl M1
1.080%, 10/25/2034 (A)	39	39
Park Place Securities, Ser 2004-WWF1, Cl M2
1.170%, 12/25/2034 (A)	2,785	2,787
Park Place Securities, Ser 2005-WCH1, Cl M2
0.672%, 01/25/2036 (A)	3,135	3,115
Park Place Securities, Ser 2005-WCW1, Cl A3D
0.492%, 09/25/2035 (A)	154	154
PennyMac Loan Trust, Ser 2012-NPL1, Cl A
3.422%, 05/28/2052 (A) (B)	101	100
Popular ABS Mortgage Pass-Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	66	66
Progreso Receivables Funding, Ser 2013-A, Cl A
4.000%, 07/09/2018 (B)	500	502

SEI Institutional Investments Trust / Annual Report / May 31, 2014	151

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Race Point CLO, Ser 2012-7A, Cl A
1.657%, 11/08/2024 (A) (B)	$4,500	$4,496
Residential Asset Mortgage Products, Ser 2002-RS4, Cl AI5
6.163%, 08/25/2032	3	3
Residential Asset Mortgage Products, Ser 2003-RS10, Cl AI6
5.860%, 11/25/2033	594	635
Residential Asset Mortgage Products, Ser 2003-RS11, Cl AI6A
5.980%, 12/25/2033	463	486
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.492%, 10/25/2035 (A)	262	259
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.452%, 03/25/2036 (A)	864	822
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	2,470	2,743
Saranac CLO I, Ser 2013-1A, Cl A1A
1.708%, 10/26/2024 (A) (B)	1,650	1,645
Saranac CLO II, Ser 2014-2A, Cl B
2.283%, 02/20/2025 (A) (B)	1,750	1,739
Shackleton CLO, Ser 2013-4A, Cl B1
2.238%, 01/13/2025 (A) (B)	4,300	4,274
Shackleton CLO, Ser 2013-4A, Cl C
3.244%, 01/13/2025 (A) (B)	750	739
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.624%, 05/15/2028 (A)	1,054	1,054
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.552%, 08/15/2025 (A) (B)	1,932	1,959
SLM Private Education Loan Trust, Ser 2013-C, Cl A1
1.001%, 02/15/2022 (A) (B)	2,341	2,354
SLM Student Loan EDC Repackaging Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (B)	4,796	4,726
SLM Student Loan Trust, Ser 2003-12, Cl B
0.823%, 03/15/2038 (A)	1,951	1,797

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2003-4, Cl A5A
0.983%, 03/15/2033 (A) (B)	$63	$63
SLM Student Loan Trust, Ser 2004-8, Cl B
0.689%, 01/25/2040 (A)	515	469
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.729%, 04/25/2024 (A) (B)	7,459	7,498
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.329%, 04/25/2025 (A)	391	389
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.429%, 07/27/2026 (A)	1,577	1,603
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.349%, 01/27/2025 (A)	2,575	2,565
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.399%, 01/25/2041 (A)	4,250	3,891
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.339%, 01/25/2027 (A)	8,220	8,128
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.299%, 04/25/2022 (A)	111	111
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.389%, 01/25/2041 (A)	4,250	3,849
SLM Student Loan Trust, Ser 2007-2, Cl B
0.399%, 07/25/2025 (A)	934	824
SLM Student Loan Trust, Ser 2007-6, Cl B
1.079%, 04/27/2043 (A)	1,117	1,017
SLM Student Loan Trust, Ser 2008-2, Cl B
1.429%, 01/25/2029 (A)	1,155	1,048
SLM Student Loan Trust, Ser 2008-3, Cl B
1.429%, 04/25/2029 (A)	1,155	1,067
SLM Student Loan Trust, Ser 2008-4, Cl B
2.079%, 04/25/2029 (A)	1,155	1,151
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.529%, 01/25/2018 (A)	875	882
SLM Student Loan Trust, Ser 2008-5, Cl B
2.079%, 07/25/2029 (A)	1,155	1,169

152	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-6, Cl B
2.079%, 07/25/2029 (A)	$1,155	$1,139
SLM Student Loan Trust, Ser 2008-7, Cl B
2.079%, 07/25/2029 (A)	1,155	1,161
SLM Student Loan Trust, Ser 2008-8, Cl B
2.479%, 10/25/2029 (A)	1,155	1,219
SLM Student Loan Trust, Ser 2008-9, Cl B
2.479%, 10/25/2029 (A)	1,155	1,211
SLM Student Loan Trust, Ser 2010-1, Cl A
0.550%, 03/25/2025 (A)	402	402
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.352%, 10/25/2034 (A)	495	515
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.902%, 05/26/2026 (A)	800	815
SLM Student Loan Trust, Ser 2012-6, Cl B
1.150%, 04/27/2043 (A)	1,862	1,749
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.251%, 08/15/2023 (A) (B)	900	907
SLM Student Loan Trust, Ser 2012-E, Cl A1
0.901%, 10/16/2023 (A) (B)	2,662	2,674
SLM Student Loan Trust, Ser 2012-E, Cl A2B
1.901%, 06/15/2045 (A) (B)	3,659	3,766
SLM Student Loan Trust, Ser 2013-1, Cl B
1.950%, 11/25/2043 (A)	487	487
SLM Student Loan Trust, Ser 2013-2, Cl B
1.652%, 06/25/2043 (A)	373	364
SLM Student Loan Trust, Ser 2013-3, Cl B
1.650%, 09/25/2043 (A)	768	750
SLM Student Loan Trust, Ser 2013-4, Cl A
0.700%, 06/25/2027 (A)	3,093	3,110
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.552%, 10/26/2020 (A)	1,216	1,219
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.652%, 02/25/2021 (A)	633	637

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2013-6, Cl A3
0.802%, 06/26/2028 (A)	$2,255	$2,267
SLM Student Loan Trust, Ser 2013-A, Cl A1
0.751%, 08/15/2022 (A) (B)	1,679	1,682
SLM Student Loan Trust, Ser 2013-B, Cl A1
0.801%, 07/15/2022 (A) (B)	1,037	1,041
SLM Student Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (B)	3,865	3,807
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (B)	669	688
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.532%, 07/26/2021 (A)	1,286	1,286
SLM Student Loan Trust, Ser 2014-A, Cl A1
0.751%, 07/15/2022 (A) (B)	2,934	2,936
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (B)	1,128	1,141
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.418%, 10/28/2028 (A)	1,211	1,204
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.428%, 04/28/2029 (A)	1,059	1,058
Sound Point CLO V, Ser 2014-1A, Cl B1
2.152%, 04/18/2026 (A) (B)	2,100	2,053
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (B)	2,800	2,818
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	933	935
SPST, Ser 2013-1, Cl A
1.740%, 02/25/2015	1,000	1,000
Stanwich Mortgage Loan Trust, Ser 2012-NPL4, Cl A
2.981%, 09/15/2042 (B)	243	243
Stanwich Mortgage Loan Trust, Ser 2012-NPL5, Cl A
2.981%, 10/18/2042 (B)	54	54
Stanwich Mortgage Loan Trust, Ser 2013-NPL1, Cl A
2.981%, 02/16/2043 (B)	654	660
Structured Asset Securities, Ser 2005-WF2, Cl A3
0.750%, 05/25/2035 (A)	7,135	7,118

SEI Institutional Investments Trust / Annual Report / May 31, 2014	153

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2005-WF4, Cl A4
0.512%, 11/25/2035 (A)	$2,543	$2,534
SunTrust Student Loan Trust, Ser 2006-1A, Cl A3
0.348%, 01/30/2023 (A) (B)	3,812	3,781
Trade MAPS 1, Ser 2013-1A, Cl A
0.850%, 12/10/2018 (A) (B)	3,109	3,120
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.551%, 10/15/2015 (A) (B)	1,190	1,203
Trinity Rail Leasing, Ser 2004-1A, Cl A
5.270%, 08/14/2027 (B)	155	168
Trinity Rail Leasing, Ser 2006-1A, Cl A1
5.900%, 05/14/2036 (B)	2,132	2,352
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (B)	3,305	3,501
US Residential Opportunity Fund Trust, Ser 2014-1A
3.466%, 03/25/2034 (B)	729	733
Venture CDO, Ser 2013-15A, Cl B1
2.277%, 07/15/2025 (A) (B)	1,300	1,296
Venture CDO, Ser 2013-15A, Cl C
3.327%, 07/15/2025 (A) (B)	1,050	1,037
Venture CDO, Ser 2014-16A, Cl A1L
1.868%, 04/15/2026 (A) (B)	4,020	4,016
VOLT NPL IX LLC, Ser 2013-NPL3, Cl A1
4.250%, 04/25/2053 (B)	317	319
VOLT XII Trust, Ser 2013-RLF1, Cl A1
4.213%, 04/25/2052 (B)	590	594
VOLT XX LLC, Ser 2013-NPL6, Cl A1
3.625%, 03/25/2054 (B)	1,308	1,316
VOLT XXIV LLC, Ser 2014-NPL3, Cl A1
3.250%, 11/25/2053 (B)	2,810	2,817
VOLT, Ser 2014-3A, CI A1
3.250%, 05/25/2054	495	495
VOLT, Ser 2014-NPL1, Cl A1
3.625%, 10/27/2053	1,126	1,133
VOLT, Ser 2014-NPL2, Cl A1
3.625%, 11/25/2053 (B)	1,125	1,131

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Westgate Resorts LLC, Ser 2012-1, Cl A
4.500%, 09/20/2025 (B)	$305	$309
Westgate Resorts LLC, Ser 2012-2A, Cl A
3.000%, 01/20/2025 (B)	479	483
Westgate Resorts LLC, Ser 2012-3A, Cl A
2.500%, 03/20/2025 (B)	364	366

		382,808

Total Asset-Backed Securities (Cost $572,007) ($ Thousands)		578,930

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8%
FAMC
2.375%, 07/22/2015	170	174
2.125%, 09/15/2015	175	179
FFCB
4.625%, 11/03/2014	150	153
1.500%, 11/16/2015	7,830	7,973
0.205%, 02/27/2017 (A)	7,130	7,135
0.171%, 09/14/2016 (A)	7,370	7,373
FHLB
5.500%, 07/15/2036	200	259
0.875%, 05/24/2017	100	100
0.750%, 05/26/2015 (E)	7,510	7,403
0.060%, 08/08/2014 (F)	72,905	72,900
0.055%, 07/16/2014 to 08/27/2014	50,175	50,172
0.045%, 06/20/2014 (F)	27,670	27,670
FHLMC
6.750%, 03/15/2031	2,570	3,694
5.625%, 11/23/2035	1,581	1,687
FICO STRIPS, PO
9.800%, 04/06/2018	7,590	9,976
9.700%, 04/05/2019	5,100	6,999
8.600%, 09/26/2019	5,655	7,469
1.593%, 09/26/2019 (F)	1,835	1,657
1.556%, 04/05/2019 (F)	1,000	918
1.524%, 06/06/2019 (F)	470	433
1.470%, 03/07/2019 (F)	1,450	1,335
1.386%, 11/02/2018 (F)	9,315	8,679
1.350%, 08/03/2018 to 08/03/2018 (F)	9,280	8,715
1.315%, 05/11/2018 (F)	8,920	8,432
1.302%, 04/06/2018 (F)	2,920	2,767
1.281%, 02/08/2018 (F)	960	914
0.000%, 11/30/2017 to 12/06/2018 (F)	7,215	6,729
FNMA
7.308%, 10/09/2019 (F)	23,420	20,644
6.250%, 05/15/2029	3,730	5,063

154	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount (Thousands) (1)		Market Value ($ Thousands)

3.777%, 06/01/2017 (F)		1,500	$1,455
0.130%, 06/11/2014 (F)		27,750	27,750
FNMA, PO
0.000%, 05/15/2030		1,800	1,000
Residual Funding Principal STRIPS
1.969%, 07/15/2020 (F)		14,780	12,980
1.656%, 10/15/2020		2,500	2,176
Resolution Funding STRIPS
1.689%, 01/15/2021		1,029	888
1.499%, 10/15/2019 (F)		6,700	6,056
Tennessee Valley Authority
5.880%, 04/01/2036		1,550	1,999
5.250%, 09/15/2039		2,228	2,689
4.625%, 09/15/2060		2,761	2,915
3.875%, 02/15/2021		3,090	3,417
Tennessee Valley Authority Generic STRIPS
5.741%, 07/15/2028 (F)		1,500	863
Tennessee Valley Authority Principal STRIPS, PO
0.000%, 11/01/2025		1,000	673

Total U.S. Government Agency Obligations (Cost $334,346) ($ Thousands)			342,463

SOVEREIGN DEBT — 2.9%
African Development Bank
8.800%, 09/01/2019		700	905
Andina de Fomento
3.750%, 01/15/2016		564	585
FMS Wertmanagement AoeR
1.000%, 11/21/2017		1,660	1,655
Inter-American Development Bank MTN
4.375%, 01/24/2044		490	529
3.875%, 10/28/2041		1,403	1,416
Israel Government AID Bond
5.500%, 09/18/2033 (C)		1,000	1,257
3.353%, 11/01/2024		1,000	720
Italy Buoni Poliennali Del Tesoro
3.750%, 05/01/2021	EUR	21,740	32,324
Japan Bank for International Cooperation
3.375%, 07/31/2023		1,700	1,782
3.000%, 05/29/2024		1,080	1,085
1.750%, 07/31/2018		2,925	2,953
1.750%, 05/29/2019		1,505	1,502
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		3,600	3,955
Kommunalbanken
1.125%, 05/23/2018 (B)		7,510	7,434

Description	Face Amount (Thousands) (1)		Market Value ($ Thousands)

Mexican Bonos
8.000%, 06/11/2020	MXN	13,930	$1,235
6.500%, 06/09/2022	MXN	220,530	18,088
Province of Manitoba Canada
3.050%, 05/14/2024		1,135	1,148
Province of Ontario Canada
0.950%, 05/26/2015		1,000	1,007
Province of Quebec Canada
7.500%, 07/15/2023		260	346
6.350%, 01/30/2026		270	341
2.625%, 02/13/2023		5,600	5,474
Republic of Colombia
5.625%, 02/26/2044		7,330	8,255
Republic of Indonesia MTN
5.875%, 03/13/2020		390	435
5.875%, 01/15/2024 (B)		1,264	1,419
4.875%, 05/05/2021		500	529
3.750%, 04/25/2022 (B)		360	353
3.750%, 04/25/2022		500	488
Republic of Poland
4.000%, 01/22/2024		10,539	11,013
Republic of Slovakia
4.375%, 05/21/2022 (B)		3,430	3,676
Republic of Slovenia (B)
5.500%, 10/26/2022		1,191	1,305
5.250%, 02/18/2024		2,160	2,311
Republic of South Africa
5.875%, 09/16/2025 (C)		5,150	5,794
Republic of Turkey
7.500%, 11/07/2019		300	356
7.000%, 03/11/2019		870	1,003
6.250%, 09/26/2022		859	974
5.750%, 03/22/2024 (C)		4,605	5,031
5.625%, 03/30/2021		562	614
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		5,299	6,152
Slovenia Government International Bond
5.850%, 05/10/2023 (B)		655	732
Ukraine Government AID Bonds
1.844%, 05/16/2019		831	835
United Mexican States MTN
6.050%, 01/11/2040		394	477
5.750%, 10/12/2110		4,438	4,749
5.550%, 01/21/2045 (C)		22,903	26,167
4.750%, 03/08/2044		1,098	1,120
4.000%, 10/02/2023		316	333
3.500%, 01/21/2021		690	716

Total Sovereign Debt (Cost $162,590) ($ Thousands)			170,578

SEI Institutional Investments Trust / Annual Report / May 31, 2014	155

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.9%
Brazos, Higher Education Authority, Ser 2006-2, Cl A9, RB
0.243%, 12/26/2024 (A)	$1,183	$1,160
City of Chicago, Ser B, GO
6.314%, 01/01/2044	2,690	2,979
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,775	4,700
City of Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	180	227
City of New York, Build America Project, GO Callable 12/01/20 @ 100
6.646%, 12/01/2031	2,000	2,383
County of Clark, Airport System Revenue, Ser C-BUILD, RB
6.820%, 07/01/2045	1,335	1,843
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,280	1,834
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,479	2,036
Northstar, Education Finance Authority, RB
0.976%, 01/29/2046 (A)	50	50
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	1,124	1,172
Port Authority of New York & New Jersey, Build America Project, RB
5.647%, 11/01/2040	490	589
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	2,285	2,296
State of California, Build America Project, GO
7.600%, 11/01/2040	1,165	1,728
7.300%, 10/01/2039	40	56
6.650%, 03/01/2022	6,100	7,471
State of Illinois, Build America Project, GO
6.200%, 07/01/2021	1,500	1,718
State of Illinois, GO
7.350%, 07/01/2035	230	279
5.877%, 03/01/2019	675	763
5.365%, 03/01/2017	795	873
5.100%, 06/01/2033	4,600	4,655

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.950%, 06/01/2023	$3,724	$3,956
4.350%, 06/01/2018	60	64
State of New Jersey, State Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	1,644	2,307
State of New York, Dormitory Authority, RB
5.600%, 03/15/2040	280	342
State of Ohio, American Municipal Power, RB
7.499%, 02/15/2050	495	684
State of South Carolina, Student Loan, Ser A-2, Cl A2, RB
0.347%, 12/01/2020 (A)	3,975	3,922
State of Virginia, Housing Development Authority, Ser C, RB
6.000%, 06/25/2034	286	311

Total Municipal Bonds (Cost $44,143) ($ Thousands)		50,398

U.S. TREASURY OBLIGATIONS — 21.2%
U.S. Treasury Bills (F) (J)
0.055%, 08/14/2014	458	458
0.029%, 08/21/2014	74	74
U.S. Treasury Bonds
8.750%, 08/15/2020	6,550	9,223
8.500%, 02/15/2020	1,000	1,372
8.000%, 11/15/2021	1,000	1,411
6.625%, 02/15/2027	300	429
6.375%, 08/15/2027	200	282
6.250%, 05/15/2030	400	572
6.125%, 11/15/2027	250	346
6.125%, 08/15/2029	178	250
5.500%, 08/15/2028	200	263
5.375%, 02/15/2031	2,950	3,896
5.250%, 02/15/2029	200	258
5.000%, 05/15/2037	2,950	3,850
4.500%, 02/15/2036	2,250	2,747
4.500%, 05/15/2038	450	550
4.375%, 02/15/2038	5,450	6,543
4.375%, 11/15/2039	500	602
3.750%, 11/15/2043 (C)	29,222	31,706
3.625%, 08/15/2043	5,035	5,343
3.625%, 02/15/2044 (C)	83,933	89,021
3.500%, 02/15/2039	4,000	4,196
3.375%, 05/15/2044	8,812	8,914
3.344%, 08/15/2032	500	274
3.125%, 02/15/2042	40,295	39,174
3.125%, 02/15/2043	5,261	5,089
2.750%, 08/15/2042	44,565	40,032

156	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.750%, 11/15/2042	$33,140	$29,717
2.746%, 02/15/2023	10,550	8,509
2.657%, 08/15/2022	3,000	2,471
2.480%, 05/15/2022	2,500	2,077
U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/2040	525	665
2.000%, 07/15/2014	37,563	37,798
1.625%, 01/15/2015	241	246
1.375%, 02/15/2044	12,866	14,069
0.750%, 02/15/2042	5,741	5,371
0.625%, 02/15/2043 (C)	15,170	13,682
0.500%, 04/15/2015	11,203	11,374
0.125%, 04/15/2017	20,802	21,502
U.S. Treasury Notes
4.750%, 02/15/2037	1,800	2,275
4.500%, 05/15/2017	92,880	93,592
3.625%, 02/15/2021	600	664
3.500%, 02/15/2018	1,000	1,088
3.125%, 04/30/2017	4,636	4,951
3.125%, 05/15/2019	279	300
3.125%, 05/15/2021	2,150	2,307
2.750%, 02/15/2024	1,667	1,713
2.625%, 08/15/2020	4,100	4,285
2.500%, 05/15/2024 (C)	118,083	118,526
2.375%, 05/31/2018	1,000	1,046
2.250%, 01/31/2015	610	619
2.125%, 08/31/2020	1,000	1,015
2.125%, 01/31/2021 (C)	36,920	37,266
2.125%, 08/15/2021	500	502
2.000%, 02/28/2021	5,085	5,088
2.000%, 05/31/2021	5,285	5,270
2.000%, 02/15/2022	750	741
2.000%, 02/15/2023	29,345	28,600
1.750%, 10/31/2018	900	916
1.625%, 03/31/2019 (C)	2,730	2,749
1.625%, 04/30/2019 (C) (J)	46,005	46,260
1.625%, 08/15/2022	750	715
1.625%, 11/15/2022	5,000	4,743
1.500%, 08/31/2018	500	504
1.500%, 01/31/2019	51,643	51,792
1.500%, 02/28/2019 (C)	31,356	31,229
1.500%, 05/31/2019	10,653	10,639
1.000%, 11/30/2019	800	771
0.875%, 04/15/2017 (C)	7,262	7,291
0.750%, 03/15/2017 (C)	27,750	27,791
0.750%, 12/31/2017	2,000	1,979
0.625%, 10/15/2016	26,970	27,031
0.625%, 09/30/2017	22,423	22,187
0.375%, 04/30/2016 (C)	53,384	53,422
0.375%, 05/31/2016	18,273	18,276

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.250%, 10/31/2015	$360	$360
0.250%, 02/29/2016	1,658	1,657
U.S. Treasury STRIPS (F)
5.767%, 05/15/2026	500	355
5.467%, 05/15/2036	300	143
5.393%, 05/15/2029	100	63
5.344%, 02/15/2024	75	58
5.276%, 08/15/2024	200	153
5.077%, 05/15/2028	300	196
5.033%, 05/15/2034	500	256
5.000%, 08/15/2030	1,550	921
4.981%, 11/15/2024	450	340
4.869%, 11/15/2030	3,550	2,089
4.755%, 11/15/2029	1,450	890
4.630%, 02/15/2030	2,450	1,488
4.593%, 05/15/2019	7,150	6,606
4.561%, 05/15/2027	2,570	1,753
4.520%, 05/15/2024	800	616
4.291%, 11/15/2031	3,215	1,817
4.273%, 02/15/2017 (C)	13,420	13,165
4.228%, 08/15/2033	1,150	607
4.181%, 11/15/2017	6,150	5,934
4.129%, 08/15/2018	14,850	14,045
4.074%, 11/15/2026	1,150	801
4.052%, 08/15/2028	1,500	971
4.025%, 08/15/2027	4,090	2,763
3.963%, 05/15/2030	2,400	1,442
3.937%, 05/15/2043	38,930	32,410
3.905%, 11/15/2033	3,750	1,959
3.825%, 02/15/2032	1,950	1,091
3.809%, 05/15/2033	2,950	1,571
3.726%, 02/15/2033	600	323
3.712%, 02/15/2031	2,700	1,571
3.619%, 02/15/2027	6,800	4,688
3.594%, 08/15/2031	2,000	1,142
3.574%, 02/15/2028	2,473	1,635
3.548%, 02/15/2034	1,850	957
3.518%, 08/15/2020 (C)	14,150	12,529
3.487%, 02/15/2026	350	251
3.456%, 02/15/2022	14,500	12,165
3.449%, 08/15/2021	5,100	4,360
3.449%, 11/15/2032	3,700	2,010
3.313%, 08/15/2019	2,000	1,833
3.296%, 08/15/2034	300	152
3.254%, 05/15/2031	1,930	1,113
3.239%, 02/15/2018	1,850	1,774
3.234%, 08/15/2017	3,000	2,913
3.207%, 02/15/2016	250	249
3.052%, 02/15/2035	885	441
3.013%, 05/15/2020	11,765	10,520

SEI Institutional Investments Trust / Annual Report / May 31, 2014	157

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands) / Shares/Contracts	Market Value ($ Thousands)

2.987%, 02/15/2029	$3,980	$2,522
2.967%, 08/15/2016	6,150	6,085
2.962%, 02/15/2015	200	200
2.933%, 11/15/2034	1,850	930
2.919%, 05/15/2032	9,250	5,116
2.886%, 05/15/2035	1,350	665
2.856%, 11/15/2027	20,420	13,771
2.844%, 11/15/2021	3,650	3,090
2.722%, 11/15/2028	800	513
2.711%, 08/15/2029	3,200	1,986
2.546%, 05/15/2023	5,000	3,996
2.423%, 08/15/2026	328	231
2.279%, 02/15/2021	20,555	17,905
1.800%, 05/15/2021	12,450	10,746
1.479%, 05/15/2018	4,000	3,810
1.296%, 02/15/2020	1,000	901
1.028%, 11/15/2016 (C)	1,910	1,884

Total U.S. Treasury Obligations (Cost $1,233,808) ($ Thousands)		1,253,996

AFFILIATED PARTNERSHIP — 6.9%
SEI Liquidity Fund, L.P.
0.070%**† (G)	406,901,201	406,901

Total Affiliated Partnership (Cost $406,901) ($ Thousands)		406,901

CASH EQUIVALENT — 5.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	347,336,483	347,336

Total Cash Equivalent (Cost $347,336) ($ Thousands)		347,336

COMMERCIAL PAPER — 0.2%
National Rural Utilities Cooperative Finance
0.090%, 06/02/2014 (F)	14,165	14,165

Total Commercial Paper (Cost $14,165) ($ Thousands)		14,165

Total Investments — 119.9% (Cost $6,900,158) ($ Thousands)		$7,084,228

PURCHASED SWAPTIONS — 0.0%
April 2018, 3-Month LIBOR Put, Expires: 03/15/2018, Strike Rate: 4.500%*	11,750,000	640
April 2018, 3-Month LIBOR Put, Expires: 03/15/2018, Strike Rate: 4.500%*	11,750,000	640

Description	Contracts	Market Value ($ Thousands)

February 2019, 3-Month LIBOR Put, Expires: 01/14/2019, Strike Rate: 5.000%*	8,145,000	$346
May 2018, 3-Month LIBOR Put, Expires: 04/09/2018, Strike Rate: 4.500%*	13,520,000	747

Total Purchased Swaptions (Cost $3,090) ($ Thousands)		2,373

WRITTEN OPTIONS — 0.0%
December 2014, Euro $ Option Call, Expires: 12/15/2014, Strike Price: $97.875*	(301)	(307)
July 2014, U.S. 10 Year Future Option Call, Expires: 06/20/2014, Strike Price: $125.50*	(44)	(27)
July 2014, U.S. 10 Year Future Option Call, Expires: 06/23/2014, Strike Price: $124.50*	(89)	(113)
July 2014, U.S. 5 Year Future Option Call, Expires: 06/20/2014, Strike Price: $119.75*	(178)	(67)
July 2014, U.S. 5 Year Future Option Call, Expires: 06/23/2014, Strike Price: $119.00*	(135)	(119)
July 2014, U.S. 5 Year Future Option Call, Expires: 06/23/2014, Strike Price: $120.00*	(125)	(32)
July 2014, U.S. 5 Year Future Option Put, Expires: 06/23/2014, Strike Price: $117.00*	(18)	—
July 2014, U.S. 5 Year Future Option Put, Expires: 06/23/2014, Strike Price: $117.75*	(125)	(2)
July 2014, U.S. Bond Future Option Call, Expires: 06/23/2014, Strike Price: $134.00*	(134)	(481)
November 2020, U.S. CPI Urban Consumers NSA Call, Expires: 11/23/2020, Strike Rate: Inflation 0.000%*	(7,020,000)	(4)

Total Written Options (Premiums Received $710) ($ Thousands)		(1,152)

158	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Contracts	Market Value ($ Thousands)

WRITTEN SWAPTION — 0.0%
February 2019, 3-Month LIBOR Put, Expires: 01/14/2019, Strike Rate: 5.000%*	(30,730,000)	$(471)

Total Written Swaption (Premiums Received $795) ($ Thousands)		(471)

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	595	Mar-2015	$148
90-Day Euro$	(595)	Mar-2016	(195)
90-Day Euro$	1,158	Dec-2016	816
90-Day Euro$	(583)	Jun-2018	(495)
Euro Future	(40)	Jun-2014	134
U.S. 2-Year Treasury Note	(1,305)	Sep-2014	(102)
U.S. 5-Year Treasury Note	(460)	Sep-2014	(11)
U.S. 5-Year Treasury Note	348	Sep-2014	49
U.S. 10-Year Treasury Note	(31)	Sep-2014	5
U.S. 10-Year Treasury Note	159	Sep-2014	54
U.S. Long Treasury Bond	(1,082)	Sep-2014	(966)
U.S. Ultra Long Treasury Bond	410	Sep-2014	498
U.S. Ultra Long Treasury Bond	(540)	Sep-2014	(686)

			$(751)

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at May 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
8/14/14	EUR	43,848	USD	60,873	$1,050
8/14/14	GBP	8,500	USD	14,399	152
8/14/14	JPY	2,041,344	USD	20,055	(21)
8/14/14	USD	2,104	EUR	1,511	(42)

					$1,139

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(17,363)	$17,345	$(18)
Citicorp Security Services	(18,516)	18,636	120
Goldman Sachs	(14,247)	14,399	152
Morgan Stanley	(42,622)	43,497	875
UBS	(3,501)	3,511	10

			$1,139

For the year ended May 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open OTC swap agreements held by the Fund at May 31, 2014 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	3.49%	3 Month USD - LIBOR	03/15/46	$8,250	$129
Barclays Bank PLC	2.48%	3 Month USD - LIBOR	11/15/27	4,105	20
Barclays Bank PLC	2.42%	3 Month USD - LIBOR	11/15/27	4,110	56
Barclays Bank PLC	3-Month USD - LIBOR	3.15%	03/15/26	18,410	(132)
Citigroup	2.71%	3 Month USD - LIBOR	08/15/42	8,210	841
Goldman Sachs	3.13%	3 Month USD - LIBOR	04/09/46	8,270	716
Goldman Sachs	3-Month USD - LIBOR	2.80%	04/09/26	18,340	(710)

					$920

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Deutsche Bank	Berkshire Hathaway Inc.	SELL	1.00	03/20/24	$(3,280)	$116
Goldman Sachs	Metlife Inc.	SELL	1.00	06/20/21	(1,660)	—
Goldman Sachs	Metlife Inc.	SELL	1.00	06/20/21	(1,900)	2

						$118

SEI Institutional Investments Trust / Annual Report / May 31, 2014	159

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2014

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2014 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	3.68%	3 Month USD - LIBOR	11/15/43	$5,080	$(389)
UBS Warburg	3.30%	3 Month USD -LIBOR	03/29/19	123,990	(485)
UBS Warburg	3 Month USD - LIBOR	1.89%	03/31/17	118,420	402

					$(472)

For the year ended May 31, 2014, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $5,910,306 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2014.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933,as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at May 31, 2014. The total market value of securities on loan at May 31, 2014 was $397,351 ($ Thousands).

(D)	Security in default on interest payments.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on May 31, 2014. The coupon on a step bond changes on a specified date.

(F)	The rate reported is the effective yield at time of purchase.

(G)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of May 31, 2014 was $406,901 ($ Thousands).

(H)	Securities considered illiquid. The total value of such securities as of May 31, 2014 was $1 ($ Thousands) and represented 0.00% of Net Assets.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of May 31, 2014 was $583 ($ Thousands) and represented 0.01% of Net Assets.

(J)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ABS — Asset-Backed Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

EUR — Euro

FAMC — Federal Agricultural Mortgage Corporation

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

JPY — Japanese Yen

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

NCUA — National Credit Union Association

OTC — Over the Counter

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — U.S. Dollar

The following is a list of the level of inputs used as of May 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$2,347,020	$—	$2,347,020
Corporate Obligations	—	1,571,858	583	1,572,441
Asset-Backed Securities	—	578,930	—	578,930
U.S. Government Agency Obligations	—	342,463	—	342,463
Sovereign Debt	—	170,578	—	170,578
Municipal Bonds	—	50,398	—	50,398
U.S. Treasury Obligations	—	1,253,996	—	1,253,996
Affiliated Partnership	—	406,901	—	406,901
Cash Equivalent	347,336	—	—	347,336
Commercial Paper	—	14,165	—	14,165

Total Investments in Securities	$347,336	$6,736,309	$583	$7,084,228

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Swaptions	$—	$2,373	$—	$2,373
Written Options	—	(1,152)	—	(1,152)
Written Swaption	—	(471)	—	(471)
Futures Contracts*
Unrealized Appreciation	1,704	—	—	1,704
Unrealized Depreciation	(2,455)	—	—	(2,455)
Forwards Contracts*
Unrealized Appreciation	—	1,202	—	1,202
Unrealized Depreciation	—	(63)	—	(63)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,762	—	1,762
Unrealized Depreciation	—	(842)	—	(842)
Credit Default Swaps*
Unrealized Appreciation	—	118	—	118
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	402	—	402
Unrealized Depreciation	—	(874)	—	(874)

Total Other Financial Instruments	$(751)	$2,455	$—	$1,704

160	SEI Institutional Investments Trust / Annual Report / May 31, 2014

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	161

SCHEDULE OF INVESTMENTS

High Yield Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 73.8%

Consumer Discretionary — 16.0%
Academy
9.250%, 08/01/2019 (A)	$715	$773
Adelphia Communications (escrow security) (B)
10.250%, 06/15/2011	125	1
7.875%, 01/15/2009	250	2
7.750%, 05/01/2009	75	1
Adelphia Communications (escrow security), Ser B (B)
9.500%, 02/15/2004	25	—
Affinia Group
7.750%, 05/01/2021	1,810	1,932
Affinity Gaming LLC
9.000%, 05/15/2018	1,925	2,040
Air Canada
7.750%, 04/15/2021 (A)	3,235	3,336
Algeco Scotsman Global Finance (A)
10.750%, 10/15/2019	2,953	3,079
8.500%, 10/15/2018	855	904
Allegion US Holding
5.750%, 10/01/2021 (A)	1,120	1,184
Allison Transmission
7.125%, 05/15/2019 (A)	1,961	2,103
AMC Entertainment
9.750%, 12/01/2020	1,415	1,620
5.875%, 02/15/2022	1,000	1,035
American Axle & Manufacturing
7.750%, 11/15/2019	1,465	1,687
6.250%, 03/15/2021	290	309
American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	1,410	1,459

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Greetings
7.375%, 12/01/2021	$390	$413
American Tire Distributors
9.750%, 06/01/2017	620	652
AmeriGas Finance LLC
7.000%, 05/20/2022	5,698	6,296
Beazer Homes USA
5.750%, 06/15/2019 (A)	1,560	1,552
Belo
7.750%, 06/01/2027	2,025	2,319
Bon-Ton Department Stores
8.000%, 06/15/2021	970	926
Boyd Gaming
9.000%, 07/01/2020	780	860
Burlington Holdings LLC
9.000%, 02/15/2018 (A)	278	285
Cablevision Systems
7.750%, 04/15/2018	900	1,017
Caesars Entertainment Operating
11.250%, 06/01/2017	1,645	1,448
10.000%, 12/15/2018	788	341
9.000%, 02/15/2020	1,820	1,451
9.000%, 02/15/2020	650	518
8.500%, 02/15/2020	2,160	1,717
Caesars Entertainment Resort Properties LLC
8.000%, 10/01/2020 (A)	2,494	2,578
Caesars Growth Properties Holdings LLC
9.375%, 05/01/2022 (A)	1,615	1,629
Carlson Wagonlit
6.875%, 06/15/2019 (A)	1,365	1,462
Carmike Cinemas
7.375%, 05/15/2019	950	1,038
CCO Holdings LLC
7.375%, 06/01/2020	845	925
7.000%, 01/15/2019	1,205	1,274
6.500%, 04/30/2021	4,640	4,953
5.250%, 03/15/2021	400	411
5.250%, 09/30/2022	1,785	1,816
5.125%, 02/15/2023	1,000	1,007
CCU Escrow
10.000%, 01/15/2018 (A)	2,345	2,239
Cedar Fair
5.375%, 06/01/2024 (A)	3,645	3,677
5.250%, 03/15/2021	1,000	1,025
Century Communities
6.875%, 05/15/2022 (A)	2,325	2,366
Chassix
9.250%, 08/01/2018 (A)	835	904
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	1,650	1,836
Chester Downs & Marina LLC
9.250%, 02/01/2020 (A)	4,555	4,498

162	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chinos Intermediate Holdings A
7.750%, 05/01/2019 (A)	$545	$561
Chrysler Group LLC
8.250%, 06/15/2021	5,165	5,888
8.000%, 06/15/2019	420	459
Cinemark USA
7.375%, 06/15/2021	640	708
5.125%, 12/15/2022	1,100	1,115
4.875%, 06/01/2023	435	428
Claire’s Stores
9.000%, 03/15/2019 (A)	1,665	1,711
8.875%, 03/15/2019	780	665
Clear Channel Communications
12.000%, 02/01/2021	1,950	1,984
9.000%, 12/15/2019	581	619
9.000%, 03/01/2021	1,030	1,100
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	1,375	1,478
7.625%, 03/15/2020	90	96
6.500%, 11/15/2022	2,665	2,852
6.500%, 11/15/2022	1,015	1,080
Cogeco Cable
4.875%, 05/01/2020 (A)	1,050	1,068
CSC Holdings LLC
8.625%, 02/15/2019	2,735	3,261
6.750%, 11/15/2021	1,530	1,706
5.250%, 06/01/2024 (A)	3,875	3,875
CST Brands
5.000%, 05/01/2023	350	349
Dana Holdings
6.750%, 02/15/2021	1,754	1,899
6.500%, 02/15/2019	520	550
6.000%, 09/15/2023	340	360
5.375%, 09/15/2021	210	218
Dave & Buster’s
14.860%, 02/15/2016 (A)	1,820	1,547
DBP Holding
7.750%, 10/15/2020 (A)	930	790
DISH DBS
7.875%, 09/01/2019	1,780	2,118
6.750%, 06/01/2021	1,495	1,691
5.875%, 07/15/2022	2,910	3,121
5.125%, 05/01/2020	35	37
5.000%, 03/15/2023	4,745	4,828
4.250%, 04/01/2018	900	940
Eldorado Resorts LLC
8.625%, 06/15/2019 (A)	5,460	5,788
Empire Today LLC
11.375%, 02/01/2017 (A)	1,841	1,887
Ferrellgas
6.500%, 05/01/2021	2,650	2,769
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A) (B)	3,500	17

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
General Motors (A)
6.250%, 10/02/2043	$875	$994
4.875%, 10/02/2023	2,425	2,540
General Motors Financial
6.750%, 06/01/2018	1,365	1,554
4.250%, 05/15/2023	325	322
Gestamp Funding Luxembourg
5.625%, 05/31/2020 (A)	2,260	2,348
Gibson Brands
8.875%, 08/01/2018 (A)	525	543
Goodyear Tire & Rubber
8.750%, 08/15/2020	520	616
8.250%, 08/15/2020	950	1,050
6.500%, 03/01/2021	2,345	2,556
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	2,595	2,952
GRD Holdings III
10.750%, 06/01/2019 (A)	4,800	5,340
Group 1 Automotive
5.000%, 06/01/2022 (A)	660	663
Guitar Center (A)
9.625%, 04/15/2020	1,760	1,593
6.500%, 04/15/2019	2,285	2,202
Gymboree
9.125%, 12/01/2018	910	566
Hanesbrands
6.375%, 12/15/2020	845	916
HD Supply
11.500%, 07/15/2020	2,130	2,556
11.000%, 04/15/2020	535	633
8.125%, 04/15/2019	1,150	1,268
7.500%, 07/15/2020	3,492	3,789
Hillman Group
10.875%, 06/01/2018	3,265	3,464
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (A)	565	597
Icahn Enterprises (A)
6.000%, 08/01/2020	3,400	3,630
5.875%, 02/01/2022	3,650	3,796
4.875%, 03/15/2019	3,511	3,594
3.500%, 03/15/2017	1,400	1,416
International Automotive Components Group
9.125%, 06/01/2018 (A)	1,705	1,812
Isle of Capri Casinos
5.875%, 03/15/2021	555	563
JC Penney
7.950%, 04/01/2017	1,400	1,393
6.375%, 10/15/2036	710	561
5.750%, 02/15/2018	365	329
5.650%, 06/01/2020	1,145	976
L Brands
6.625%, 04/01/2021	1,040	1,170

SEI Institutional Investments Trust / Annual Report / May 31, 2014	163

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.625%, 02/15/2022	$1,285	$1,362
5.625%, 10/15/2023	585	620
Landry’s
9.375%, 05/01/2020 (A)	2,909	3,211
Liberty Interactive LLC
8.250%, 02/01/2030	4,555	5,033
Live Nation Entertainment
5.375%, 06/15/2022 (A)	1,480	1,491
Marina District Finance
9.875%, 08/15/2018	1,420	1,502
McClatchy
9.000%, 12/15/2022	2,805	3,208
MDC Partners
6.750%, 04/01/2020 (A)	6,970	7,371
MGM Resorts International
11.375%, 03/01/2018	625	808
8.625%, 02/01/2019	330	394
7.750%, 03/15/2022	1,015	1,191
6.750%, 10/01/2020	2,345	2,600
6.625%, 12/15/2021	1,680	1,869
5.250%, 03/31/2020	2,680	2,784
Michaels FinCo Holdings LLC
7.500%, 08/01/2018 (A)	2,755	2,824
Michaels Stores
7.750%, 11/01/2018	1,570	1,660
5.875%, 12/15/2020 (A)	905	923
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021	2,585	2,792
MTR Gaming Group PIK
11.500%, 08/01/2019	2,500	2,809
Neiman Marcus Group LLC (A)
8.750%, 10/15/2021	445	491
8.000%, 10/15/2021	445	490
Netflix
5.375%, 02/01/2021	1,947	2,030
New Academy Finance LLC PIK
8.000%, 06/15/2018 (A)	1,300	1,329
New Albertsons
8.000%, 05/01/2031	5,450	4,769
7.750%, 06/15/2026	135	117
7.450%, 08/01/2029	1,940	1,697
Nexstar Broadcasting
6.875%, 11/15/2020	3,160	3,373
Party City Holdings
8.875%, 08/01/2020	3,050	3,386
PC Nextco Holdings LLC
8.750%, 08/15/2019 (A)	350	361
Peninsula Gaming LLC
8.375%, 02/15/2018 (A)	2,750	2,929
Petco Animal Supplies
9.250%, 12/01/2018 (A)	360	387
Pinnacle Entertainment
7.750%, 04/01/2022	665	722

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
7.500%, 04/15/2021	$1,375	$1,487
Playa Resorts Holding
8.000%, 08/15/2020 (A)	1,355	1,457
PNK Finance
6.375%, 08/01/2021 (A)	675	710
Quebecor Media (escrow security) (B)
0.000%, 11/15/2013	1,800	18
0.000%, 03/15/2016	2,175	22
Quiksilver
7.875%, 08/01/2018 (A)	1,690	1,834
Radio One
9.250%, 02/15/2020 (A)	1,500	1,620
Radio Systems
8.375%, 11/01/2019 (A)	780	852
Regal Entertainment Group
5.750%, 03/15/2022	1,035	1,069
Rent-A-Center
4.750%, 05/01/2021	1,000	953
RSI Home Products
6.875%, 03/01/2018 (A)	315	338
Sabre
8.500%, 05/15/2019 (A)	1,904	2,121
Sally Holdings LLC
6.875%, 11/15/2019	455	496
5.750%, 06/01/2022	570	608
5.500%, 11/01/2023	565	579
Schaeffler Finance (A)
4.750%, 05/15/2021	375	383
4.250%, 05/15/2021	200	199
Seminole Tribe
6.535%, 10/01/2020 (A)	1,450	1,617
Serta Simmons Holdings LLC
8.125%, 10/01/2020 (A)	2,125	2,322
Service International
7.625%, 10/01/2018	450	524
7.500%, 04/01/2027	1,265	1,373
5.375%, 05/15/2024 (A)	415	421
Shingle Springs Tribal Gaming Authority
9.750%, 09/01/2021 (A)	2,665	2,985
Sinclair Television Group
8.375%, 10/15/2018	215	228
6.125%, 10/01/2022	365	375
5.375%, 04/01/2021	4,885	4,867
Sirius XM Radio (A)
6.000%, 07/15/2024	435	447
5.875%, 10/01/2020	2,000	2,120
5.750%, 08/01/2021	1,000	1,053
4.625%, 05/15/2023	1,340	1,276
4.250%, 05/15/2020	2,000	1,970
Six Flags Entertainment
5.250%, 01/15/2021 (A)	3,850	3,927

164	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Stackpole International Intermediate
7.750%, 10/15/2021 (A)	$2,210	$2,309
Station Casinos LLC
7.500%, 03/01/2021	1,365	1,481
Suburban Propane Partners
7.375%, 03/15/2020	500	534
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	4,695	4,625
Tempur Sealy International
6.875%, 12/15/2020	1,610	1,763
Time
5.750%, 04/15/2022 (A)	345	345
Toys R Us
10.375%, 08/15/2017	5,680	4,558
Travelport LLC
11.875%, 09/01/2016	1,535	1,558
Travelport LLC PIK
13.875%, 03/01/2016 (A)	1,340	1,380
UCI International
8.625%, 02/15/2019	1,185	1,135
Univision Communications (A)
8.500%, 05/15/2021	3,240	3,556
7.875%, 11/01/2020	2,750	3,028
Vail Resorts
6.500%, 05/01/2019	1,340	1,409
Viking Cruises
8.500%, 10/15/2022 (A)	3,590	4,030
VTR Finance
6.875%, 01/15/2024 (A)	2,300	2,438
Whirlpool
2.400%, 03/01/2019	950	959
William Carter
5.250%, 08/15/2021 (A)	155	162
William Lyon Homes
5.750%, 04/15/2019 (A)	2,155	2,203
WMG Acquisition (A)
6.750%, 04/15/2022	3,575	3,575
6.000%, 01/15/2021	338	350
5.625%, 04/15/2022	1,045	1,048
Wok Acquisition
10.250%, 06/30/2020 (A)	3,740	3,843
Wynn Las Vegas LLC
7.750%, 08/15/2020	3,050	3,347

		349,183

Consumer Staples — 8.2%
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	745	808
Albertson’s
8.700%, 05/01/2030	635	581
American Achievement
10.875%, 04/15/2016 (A)	1,565	1,628

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
APX Group
8.750%, 12/01/2020	$4,775	$4,871
6.375%, 12/01/2019	2,340	2,398
Aramark Services
5.750%, 03/15/2020	2,450	2,606
Armored Autogroup
9.250%, 11/01/2018	855	893
Ashtead Capital
6.500%, 07/15/2022 (A)	2,140	2,333
Avis Budget Car Rental LLC
5.500%, 04/01/2023	1,607	1,639
4.875%, 11/15/2017	65	68
B&G Foods
4.625%, 06/01/2021	290	289
BI-LO LLC
8.625%, 09/15/2018 (A)	1,055	1,076
Biomet
6.500%, 08/01/2020	3,431	3,723
6.500%, 10/01/2020	300	323
Bumble Bee Holdco PIK
9.625%, 03/15/2018 (A)	3,250	3,404
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	1,907	2,048
Central Garden and Pet
8.250%, 03/01/2018	6,225	6,365
Ceridian HCM Holding
11.000%, 03/15/2021 (A)	1,574	1,814
Chiquita Brands International
7.875%, 02/01/2021	1,017	1,112
Crestview DS Merger Sub II
10.000%, 09/01/2021 (A)	1,020	1,132
Crimson Merger Sub
6.625%, 05/15/2022 (A)	1,405	1,394
Darling International
5.375%, 01/15/2022 (A)	1,530	1,591
Del Monte
7.625%, 02/15/2019	3,036	3,161
Diamond Foods
7.000%, 03/15/2019 (A)	900	938
Elizabeth Arden
7.375%, 03/15/2021	3,240	3,422
Fleming
10.125%, 04/01/2008 (B)	974	—
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	2,245	2,450
Grifols Worldwide Operations
5.250%, 04/01/2022 (A)	3,896	4,032
Harbinger Group
7.875%, 07/15/2019	4,150	4,534
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	5,764	5,915
Hawk Acquisition Sub
4.250%, 10/15/2020 (A)	1,310	1,310

SEI Institutional Investments Trust / Annual Report / May 31, 2014	165

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hearthside Group Holdings LLC
6.500%, 05/01/2022 (A)	$150	$151
Hertz
7.500%, 10/15/2018	1,075	1,135
5.875%, 10/15/2020	445	471
Immucor
11.125%, 08/15/2019	5,560	6,227
INC Research LLC
11.500%, 07/15/2019 (A)	2,060	2,338
JBS Investments GmbH
7.750%, 10/28/2020 (A)	1,520	1,632
KeHE Distributors LLC
7.625%, 08/15/2021 (A)	1,900	2,057
Kinetic Concepts
12.500%, 11/01/2019	700	803
10.500%, 11/01/2018	2,155	2,445
Lantheus Medical Imaging
9.750%, 05/15/2017	1,440	1,436
Laureate Education
9.250%, 09/01/2019 (A)	2,190	2,300
Michael Foods Holding PIK
8.500%, 07/15/2018 (A)	1,665	1,727
Monitronics International
9.125%, 04/01/2020	6,100	6,497
MPH Acquisition Holdings LLC
6.625%, 04/01/2022 (A)	4,210	4,368
Pantry
8.375%, 08/01/2020	1,440	1,553
Par Pharmaceutical
7.375%, 10/15/2020	2,900	3,147
Physio-Control International
9.875%, 01/15/2019 (A)	380	423
Post Holdings
7.375%, 02/15/2022 (A)	525	570
7.375%, 02/15/2022	1,100	1,194
6.750%, 12/01/2021 (A)	735	779
6.000%, 12/15/2022 (A)	2,125	2,144
Radiation Therapy Services
9.875%, 04/15/2017	575	541
8.875%, 01/15/2017	665	680
Reynolds Group Issuer
9.875%, 08/15/2019	2,060	2,269
9.000%, 04/15/2019	3,695	3,917
8.250%, 02/15/2021	4,264	4,536
6.875%, 02/15/2021	1,100	1,185
5.750%, 10/15/2020	6,545	6,807
Rite Aid
9.250%, 03/15/2020	485	553
7.700%, 02/15/2027	2,635	2,931
6.750%, 06/15/2021	910	985
Roundy’s Supermarkets
10.250%, 12/15/2020 (A)	535	564
ServiceMaster
7.250%, 03/01/2038	4,710	4,186

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
7.000%, 08/15/2020	$695	$733
Smithfield Foods
6.625%, 08/15/2022	1,070	1,173
Spectrum Brands
6.750%, 03/15/2020	440	473
6.625%, 11/15/2022	1,835	2,009
6.375%, 11/15/2020	685	742
SUPERVALU
6.750%, 06/01/2021	4,400	4,477
TransUnion Holding
9.625%, 06/15/2018	425	448
8.125%, 06/15/2018	2,349	2,452
Truven Health Analytics
10.625%, 06/01/2020	1,598	1,774
United Rentals North America
8.250%, 02/01/2021	4,245	4,754
7.625%, 04/15/2022	390	442
7.375%, 05/15/2020	170	190
6.125%, 06/15/2023	3,255	3,499
United Surgical Partners International
9.000%, 04/01/2020	1,595	1,766
US Foods
8.500%, 06/30/2019	365	392
Valeant Pharmaceuticals International (A)
7.250%, 07/15/2022	1,320	1,429
7.000%, 10/01/2020	1,315	1,400
6.750%, 08/15/2021	1,165	1,238
6.375%, 10/15/2020	665	712
5.625%, 12/01/2021	1,000	1,040
Vector Group
7.750%, 02/15/2021	2,030	2,162
VPII Escrow (A)
7.500%, 07/15/2021	2,720	3,019
6.750%, 08/15/2018	750	810

		177,543

Energy — 11.0%
Access Midstream Partners
6.125%, 07/15/2022	625	681
5.875%, 04/15/2021	310	331
4.875%, 05/15/2023	395	413
4.875%, 03/15/2024	1,200	1,257
Antero Resources Finance
5.375%, 11/01/2021	435	453
Arch Coal
8.000%, 01/15/2019 (A)	1,555	1,528
7.250%, 06/15/2021	955	680
7.000%, 06/15/2019	510	379
Athlon Holdings
6.000%, 05/01/2022 (A)	5,145	5,261

166	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Atlas Energy Holdings Operating LLC
9.250%, 08/15/2021	$1,950	$2,077
7.750%, 01/15/2021	1,350	1,357
Atlas Pipeline Partners
6.625%, 10/01/2020	1,970	2,088
5.875%, 08/01/2023	1,850	1,868
4.750%, 11/15/2021	400	388
Atwood Oceanics
6.500%, 02/01/2020	1,058	1,121
Baytex Energy (A)
5.625%, 06/01/2024	3,110	3,129
5.125%, 06/01/2021	2,325	2,354
Berry Petroleum LLC
6.375%, 09/15/2022	430	450
Bill Barrett
7.625%, 10/01/2019	2,000	2,160
7.000%, 10/15/2022	1,400	1,477
BreitBurn Energy Partners
8.625%, 10/15/2020	640	699
7.875%, 04/15/2022	6,330	6,805
Calumet Specialty Products Partners
7.625%, 01/15/2022	2,165	2,295
Carrizo Oil & Gas
7.500%, 09/15/2020	400	438
Chaparral Energy
8.250%, 09/01/2021	915	1,000
7.625%, 11/15/2022	730	777
Chesapeake Energy
6.875%, 11/15/2020	340	395
6.625%, 08/15/2020	1,300	1,498
6.125%, 02/15/2021	145	163
4.875%, 04/15/2022	3,195	3,311
3.479%, 04/15/2019 (C)	310	315
CONSOL Energy
5.875%, 04/15/2022 (A)	430	446
Crestwood Midstream Partners
7.750%, 04/01/2019	4,050	4,333
6.125%, 03/01/2022 (A)	700	733
Crosstex Energy
7.125%, 06/01/2022	15	17
Denbury Resources
5.500%, 05/01/2022	830	855
4.625%, 07/15/2023	510	491
Dresser-Rand Group
6.500%, 05/01/2021	600	642
Eagle Rock Energy Partners
8.375%, 06/01/2019	3,810	4,129
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	3,800	4,018
Energy Transfer Equity
5.875%, 01/15/2024	2,985	3,082
5.875%, 01/15/2024 (A)	2,224	2,302

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Energy XXI Gulf Coast
7.500%, 12/15/2021	$3,350	$3,559
6.875%, 03/15/2024 (A)	1,455	1,466
EnQuest
7.000%, 04/15/2022 (A)	2,000	2,070
EP Energy LLC
9.375%, 05/01/2020	1,740	1,999
7.750%, 09/01/2022	765	858
6.875%, 05/01/2019	590	631
EV Energy Partners
8.000%, 04/15/2019	1,465	1,531
EXCO Resources
8.500%, 04/15/2022	700	723
Exterran Holdings
7.250%, 12/01/2018	2,370	2,503
Exterran Partners
6.000%, 04/01/2021	2,090	2,121
FTS International
6.250%, 05/01/2022 (A)	2,890	2,948
Genesis Energy
5.750%, 02/15/2021	755	781
Gibson Energy
6.750%, 07/15/2021 (A)	5,200	5,629
Halcon Resources
9.750%, 07/15/2020	1,350	1,478
9.250%, 02/15/2022	290	310
8.875%, 05/15/2021	6,675	7,109
Hercules Offshore (A)
8.750%, 07/15/2021	460	492
7.500%, 10/01/2021	755	761
6.750%, 04/01/2022	375	365
Hiland Partners (A)
7.250%, 10/01/2020	2,035	2,223
5.500%, 05/15/2022	360	365
IronGate Energy Services LLC
11.000%, 07/01/2018 (A)	500	509
Key Energy Services
6.750%, 03/01/2021	1,335	1,395
Kinder Morgan
5.000%, 02/15/2021 (A)	1,655	1,668
Kodiak Oil & Gas
8.125%, 12/01/2019	1,135	1,260
5.500%, 02/01/2022	120	123
Laredo Petroleum
7.375%, 05/01/2022	980	1,085
5.625%, 01/15/2022	935	958
Legacy Reserves
8.000%, 12/01/2020	2,250	2,402
6.625%, 12/01/2021	1,525	1,548
6.625%, 12/01/2021 (A)	435	442
Linn Energy LLC
8.625%, 04/15/2020	325	352
7.750%, 02/01/2021	1,480	1,597
7.250%, 11/01/2019 (A)	2,850	2,992
6.500%, 05/15/2019	150	158

SEI Institutional Investments Trust / Annual Report / May 31, 2014	167

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MarkWest Energy Partners
6.500%, 08/15/2021	$85	$92
5.500%, 02/15/2023	805	841
MEG Energy (A)
7.000%, 03/31/2024	590	637
6.500%, 03/15/2021	326	345
6.375%, 01/30/2023	3,400	3,604
Memorial Production Partners
7.625%, 05/01/2021	3,925	4,062
Midstates Petroleum
10.750%, 10/01/2020	5,007	5,583
9.250%, 06/01/2021	3,155	3,392
Milagro Oil & Gas
10.500%, 05/15/2016 (B)	1,950	1,541
Millennium Offshore Services Superholdings LLC
9.500%, 02/15/2018 (A)	1,040	1,113
Murphy Oil USA
6.000%, 08/15/2023 (A)	1,125	1,170
Murray Energy
8.625%, 06/15/2021 (A)	2,230	2,431
NGL Energy Partners
6.875%, 10/15/2021 (A)	1,700	1,785
Northern Blizzard Resources
7.250%, 02/01/2022 (A)	1,440	1,487
Northern Oil and Gas
8.000%, 06/01/2020	1,420	1,509
NuStar Logistics
6.750%, 02/01/2021	1,070	1,177
Oasis Petroleum
6.875%, 03/15/2022 (A)	1,550	1,686
Ocean Rig UDW
7.250%, 04/01/2019 (A)	1,560	1,548
Pacific Drilling
5.375%, 06/01/2020 (A)	1,150	1,127
PDC Energy
7.750%, 10/15/2022	1,470	1,624
Peabody Energy
6.250%, 11/15/2021	2,685	2,685
Penn Virginia Resource Partners
8.375%, 06/01/2020	2,206	2,498
Pioneer Energy Services
6.125%, 03/15/2022 (A)	1,460	1,500
Plains Exploration & Production
6.875%, 02/15/2023	905	1,028
6.500%, 11/15/2020	960	1,066
PVR Partners Penn Virginia
6.500%, 05/15/2021	2,200	2,371
QR Energy
9.250%, 08/01/2020	725	776
Range Resources
5.000%, 08/15/2022	945	992
5.000%, 03/15/2023	2,450	2,573

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Regency Energy Partners
5.875%, 03/01/2022	$2,810	$2,986
5.750%, 09/01/2020	35	37
5.500%, 04/15/2023	550	562
Rice Energy
6.250%, 05/01/2022 (A)	2,615	2,638
RKI Exploration & Production LLC
8.500%, 08/01/2021 (A)	610	662
Rockies Express Pipeline LLC (A)
6.000%, 01/15/2019	3,590	3,689
5.625%, 04/15/2020	1,715	1,711
Rosetta Resources
5.875%, 06/01/2022	1,100	1,133
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022 (A)	2,955	3,173
5.750%, 05/15/2024 (A)	530	545
5.625%, 02/01/2021	3,200	3,352
5.625%, 04/15/2023	7,355	7,557
Samson Investment
10.750%, 02/15/2020 (A)	1,555	1,625
SandRidge Energy
8.125%, 10/15/2022	5,314	5,766
7.500%, 03/15/2021	2,770	2,950
7.500%, 02/15/2023	6,635	7,066
SemGroup
7.500%, 06/15/2021	1,970	2,123
SESI LLC
7.125%, 12/15/2021	2,000	2,260
Summit Midstream Holdings LLC
7.500%, 07/01/2021	1,200	1,302
Targa Resources Partners
6.375%, 08/01/2022	375	402
Tesoro Logistics
6.125%, 10/15/2021	460	485
5.875%, 10/01/2020	725	758
5.875%, 10/01/2020 (A)	330	345
Trinidad Drilling
7.875%, 01/15/2019 (A)	880	937
Tullow Oil
6.000%, 11/01/2020 (A)	600	618
Unit
6.625%, 05/15/2021	1,950	2,077
Vanguard Natural Resources LLC
7.875%, 04/01/2020	375	405
Whiting Petroleum
5.750%, 03/15/2021	1,640	1,771
Williams
8.750%, 03/15/2032	600	765
7.500%, 01/15/2031	780	907

168	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
YPF
8.750%, 04/04/2024 (A)	$1,345	$1,390

		238,847

Financials — 7.2%
Ally Financial
8.000%, 11/01/2031	1,285	1,605
7.500%, 09/15/2020	2,620	3,124
6.250%, 12/01/2017	1,745	1,950
4.750%, 09/10/2018	185	197
3.500%, 01/27/2019	3,150	3,174
2.908%, 07/18/2016 (C)	560	574
Alphabet Holding PIK
7.750%, 11/01/2017	3,550	3,665
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	2,057
American International Group
8.175%, 05/15/2058 (C)	1,290	1,745
A-S -Issuer Subsidiary
7.875%, 12/15/2020 (A)	3,535	3,738
Aventine (escrow security) PIK
0.000%, 10/15/2049 (B) (D) (E) (F)	2,600	1
Bank of America
8.000%, 12/29/2049 (C)	1,805	2,035
Barclays Bank
7.625%, 11/21/2022	1,510	1,735
Boart Longyear Management (A)
10.000%, 10/01/2018	2,000	2,090
7.000%, 04/01/2021	4,040	3,030
CIT Group
6.625%, 04/01/2018 (A)	300	335
5.500%, 02/15/2019 (A)	2,710	2,927
5.250%, 03/15/2018	1,520	1,632
4.250%, 08/15/2017	130	136
3.875%, 02/19/2019	620	627
Citigroup
6.300%, 12/29/2049 (C)	3,960	4,020
5.950%, 12/29/2049 (C)	1,950	1,965
City National Bank
9.000%, 08/12/2019	4,062	5,088
Compass Investors
7.750%, 01/15/2021 (A)	4,105	4,228
Corrections Corp of America‡
4.625%, 05/01/2023	955	945
4.125%, 04/01/2020	810	808
Credit Acceptance
6.125%, 02/15/2021 (A)	3,950	4,118
Credit Suisse Group
7.500%, 12/11/2048 (A)	2,785	3,039
Crown Castle International‡
5.250%, 01/15/2023	940	978

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CTR Partnership‡
5.875%, 06/01/2021 (A)	$3,745	$3,782
CyrusOne
6.375%, 11/15/2022	380	404
Denali Borrower LLC
5.625%, 10/15/2020 (A)	1,400	1,461
Geo Group‡
6.625%, 02/15/2021	250	268
5.875%, 01/15/2022	825	854
GLP Capital
4.875%, 11/01/2020 (A)	429	444
Hockey Merger Sub 2
7.875%, 10/01/2021 (A)	4,825	5,175
ING US
5.650%, 05/15/2053 (C)	2,050	2,078
International Lease Finance
6.250%, 05/15/2019	1,460	1,622
5.875%, 04/01/2019	3,080	3,365
4.625%, 04/15/2021	755	768
Ironshore Holdings US
8.500%, 05/15/2020 (A)	1,700	1,997
Jefferies Finance LLC
6.875%, 04/15/2022 (A)	2,660	2,680
JPMorgan Chase (C)
7.900%, 04/29/2049	1,967	2,218
6.750%, 08/29/2049	890	955
5.150%, 04/05/2023	4,935	4,713
Kennedy-Wilson
8.750%, 04/01/2019	3,700	4,033
5.875%, 04/01/2024	2,120	2,123
Lancashire Holdings
5.700%, 10/01/2022 (A)	1,200	1,339
Lloyds Banking Group
7.500%, 12/01/2099 (C)	3,900	4,178
Marlin Water Trust II
6.310%, 07/15/2003 (A) (B)	4,000	—
Mattamy Group
6.500%, 11/15/2020 (A)	1,795	1,817
Millennium (escrow security)
7.625%, 11/15/2026 (B)	200	—
National Life Insurance
10.500%, 09/15/2039 (A)	1,100	1,579
Nationstar Mortgage LLC
6.500%, 08/01/2018	1,350	1,353
6.500%, 07/01/2021	1,000	951
6.500%, 06/01/2022	2,000	1,880
Nuveen Investments (A)
9.500%, 10/15/2020	2,005	2,381
9.125%, 10/15/2017	3,170	3,439
Offshore Group Investment, Ltd.
7.125%, 04/01/2023	715	722
Omega Healthcare Investors‡
4.950%, 04/01/2024 (A)	1,170	1,178
Ono Finance II
10.875%, 07/15/2019 (A)	780	861

SEI Institutional Investments Trust / Annual Report / May 31, 2014	169

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Opal Acquisition
8.875%, 12/15/2021 (A)	$6,300	$6,615
Oxford Finance LLC
7.250%, 01/15/2018 (A)	471	498
PHH
7.375%, 09/01/2019	775	870
6.375%, 08/15/2021	620	646
PNC Preferred Funding Trust II
1.456%, 03/29/2049 (A) (C)	4,040	3,919
Rayonier AM Products‡
5.500%, 06/01/2024 (A)	300	304
RBS Capital Trust I
2.099%, 12/29/2049 (C)	1,580	1,533
Realogy Group LLC (A)
7.875%, 02/15/2019	1,125	1,215
7.625%, 01/15/2020	520	579
RHP Hotel Properties‡
5.000%, 04/15/2021	1,486	1,482
Royal Bank of Scotland Group
5.125%, 05/28/2024	780	780
Stena
7.000%, 02/01/2024 (A)	2,085	2,194
The Escrow Corporation
6.000%, 10/01/2020	1,630	1,752
USB Realty
1.475%, 12/29/2049 (A) (C)	6,400	5,888
Wells Fargo
7.980%, 03/29/2049 (C)	1,950	2,221
Wilton Re Finance LLC
5.875%, 03/30/2033 (A) (C)	2,400	2,502
XL Capital
6.500%, 12/31/2049 (C)	2,615	2,592

		157,774

Health Care — 3.6%
Acadia Healthcare
12.875%, 11/01/2018	1,702	2,042
6.125%, 03/15/2021	1,100	1,149
Alere
6.500%, 06/15/2020	1,430	1,505
Amsurg
5.625%, 11/30/2020	3,075	3,075
Aurora Diagnostics Holdings
10.750%, 01/15/2018	4,370	3,627
CHS
8.000%, 11/15/2019	100	110
7.125%, 07/15/2020	2,675	2,902
6.875%, 02/01/2022 (A)	1,030	1,084
5.125%, 08/01/2021 (A)	205	208
DaVita HealthCare Partners
6.625%, 11/01/2020	735	783
6.375%, 11/01/2018	255	268
DJO Finance LLC
9.875%, 04/15/2018	3,980	4,288

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
8.750%, 03/15/2018	$525	$564
7.750%, 04/15/2018	3,295	3,443
HCA
7.500%, 02/15/2022	4,965	5,722
6.500%, 02/15/2020	2,250	2,557
5.875%, 03/15/2022	2,050	2,232
5.000%, 03/15/2024	7,585	7,699
3.750%, 03/15/2019	1,000	1,018
HCA Holdings
7.750%, 05/15/2021	3,130	3,447
6.250%, 02/15/2021	15	16
HealthSouth
7.750%, 09/15/2022	494	541
Hologic
6.250%, 08/01/2020	3,945	4,192
inVentiv Health (A)
11.000%, 08/15/2018	610	575
11.000%, 08/15/2018	450	425
Kindred Healthcare
6.375%, 04/15/2022 (A)	4,815	4,893
LifePoint Hospitals
5.500%, 12/01/2021 (A)	1,500	1,571
Mallinckrodt International Finance
4.750%, 04/15/2023	800	776
Salix Pharmaceuticals
6.000%, 01/15/2021 (A)	1,735	1,861
Select Medical
6.375%, 06/01/2021 (A)	1,170	1,220
Tenet Healthcare
8.125%, 04/01/2022	4,220	4,800
8.000%, 08/01/2020	2,365	2,578
6.750%, 02/01/2020	1,395	1,493
4.750%, 06/01/2020	1,020	1,033
4.500%, 04/01/2021	300	298
WellCare Health Plans
5.750%, 11/15/2020	3,915	4,169

		78,164

Industrials — 7.1%
ACCO Brands
6.750%, 04/30/2020	1,850	1,936
Actuant
5.625%, 06/15/2022	4,000	4,200
ADT
6.250%, 10/15/2021	3,195	3,363
4.125%, 04/15/2019	1,000	1,000
3.500%, 07/15/2022	115	106
AerCap Ireland Capital
4.500%, 05/15/2021 (A)	3,636	3,663
Air Medical Group Holdings
9.250%, 11/01/2018	3,808	4,084

170	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Aircastle
7.625%, 04/15/2020	$1,340	$1,544
4.625%, 12/15/2018	390	401
Alion Science & Technology PIK
10.000%, 11/01/2014	781	779
Alliant Techsystems
5.250%, 10/01/2021 (A)	400	417
Amsted Industries
5.000%, 03/15/2022 (A)	950	952
Anixter
5.625%, 05/01/2019	395	421
ARD Finance PIK
11.125%, 06/01/2018 (A)	1,654	1,770
Ardagh Packaging Finance (A)
9.125%, 10/15/2020	2,290	2,536
7.000%, 11/15/2020	264	274
Associated Materials LLC
9.125%, 11/01/2017	460	478
BC Mountain LLC
7.000%, 02/01/2021 (A)	190	178
BE Aerospace
5.250%, 04/01/2022	705	749
Belden
5.500%, 09/01/2022 (A)	910	921
BlueLine Rental Finance
7.000%, 02/01/2019 (A)	830	888
BOE Intermediate Holding
9.000%, 11/01/2017 (A)	1,206	1,260
BOE Merger PIK
9.500%, 11/01/2017 (A)	1,783	1,877
Bombardier (A)
7.750%, 03/15/2020	250	282
6.125%, 01/15/2023	1,135	1,161
6.000%, 10/15/2022	2,000	2,035
5.750%, 03/15/2022	875	890
Builders FirstSource
7.625%, 06/01/2021 (A)	1,593	1,705
Building Materials Corp of America (A)
6.875%, 08/15/2018	210	219
6.750%, 05/01/2021	700	756
BWAY Holding
10.000%, 06/15/2018	445	468
Case New Holland
7.875%, 12/01/2017	145	170
Cemex
7.250%, 01/15/2021 (A)	915	992
Cemex Finance LLC
6.000%, 04/01/2024 (A)	945	970
CEVA Group (A)
9.000%, 09/01/2021	1,000	1,025
7.000%, 03/01/2021	1,235	1,257
CHC Helicopter
9.375%, 06/01/2021	3,215	3,392

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Clean Harbors
5.250%, 08/01/2020	$3,265	$3,347
CNH Capital LLC
3.625%, 04/15/2018	215	220
Consolidated Container LLC
10.125%, 07/15/2020 (A)	1,445	1,478
Covanta Holding
5.875%, 03/01/2024	1,565	1,604
CPG Merger Sub LLC
8.000%, 10/01/2021 (A)	1,485	1,559
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl B
7.125%, 10/15/2014	2,000	2,043
DigitalGlobe
5.250%, 02/01/2021	4,000	3,930
Esterline Technologies
7.000%, 08/01/2020	1,755	1,887
FGI Operating Company, LLC
7.875%, 05/01/2020	880	937
Florida East Coast Holdings
6.750%, 05/01/2019 (A)	4,153	4,324
FTI Consulting
6.750%, 10/01/2020	500	534
GenCorp
7.125%, 03/15/2021	1,240	1,348
General Cable
6.500%, 10/01/2022 (A)	870	875
Gibraltar Industries
6.250%, 02/01/2021	874	920
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,215	1,273
H&E Equipment Services
7.000%, 09/01/2022	1,820	2,002
Huntington Ingalls Industries
6.875%, 03/15/2018	600	639
Interline Brands PIK
10.000%, 11/15/2018	310	335
Iron Mountain
7.750%, 10/01/2019	2,625	2,881
6.000%, 08/15/2023	790	839
Jack Cooper Holdings
9.250%, 06/01/2020 (A)	780	852
Kratos Defense & Security Solutions
7.000%, 05/15/2019 (A)	800	819
Manitowoc
8.500%, 11/01/2020	1,180	1,316
Marquette Transportation LLC
10.875%, 01/15/2017	1,575	1,668
Masonite International
8.250%, 04/15/2021 (A)	1,630	1,777
Meritor
6.750%, 06/15/2021	1,105	1,180
6.250%, 02/15/2024	230	234

SEI Institutional Investments Trust / Annual Report / May 31, 2014	171

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Milacron LLC
7.750%, 02/15/2021 (A)	$1,490	$1,639
Mueller Water Products
8.750%, 09/01/2020	504	559
Navios South American Logistics
7.250%, 05/01/2022 (A)	1,425	1,466
Navistar International
8.250%, 11/01/2021	770	799
Nielsen Finance LLC
5.000%, 04/15/2022 (A)	1,985	2,000
4.500%, 10/01/2020	1,685	1,706
Nielsen Luxembourg SARL
5.500%, 10/01/2021 (A)	2,545	2,647
Nortek
8.500%, 04/15/2021	2,940	3,241
Old AII
10.000%, 12/15/2016 (B)	1,675	—
Old AII PIK
9.000%, 12/15/2014 (B)	950	—
Oshkosh
5.375%, 03/01/2022 (A)	70	72
Packaging Dynamics
8.750%, 02/01/2016 (A)	2,454	2,521
Plastipak Holdings
6.500%, 10/01/2021 (A)	1,185	1,244
Polymer Group
7.750%, 02/01/2019	1,260	1,340
Quality Distribution LLC
9.875%, 11/01/2018	4,293	4,604
Renaissance Acquisition
6.875%, 08/15/2021 (A)	1,085	1,131
Sensata Technologies
4.875%, 10/15/2023 (A)	1,000	992
Silver II Borrower
7.750%, 12/15/2020 (A)	1,055	1,137
Syncreon Group
8.625%, 11/01/2021 (A)	1,955	1,984
Tempel Steel
12.000%, 08/15/2016 (A)	1,100	1,045
Terex
6.500%, 04/01/2020	700	759
6.000%, 05/15/2021	3,035	3,240
Tervita
8.000%, 11/15/2018 (A)	4,080	4,192
TRAC Intermodal LLC
11.000%, 08/15/2019	1,910	2,182
TransDigm
7.500%, 07/15/2021	640	706
6.500%, 07/15/2024 (A)	3,820	3,877
6.000%, 07/15/2022 (A)	3,055	3,078
5.500%, 10/15/2020	2,100	2,110
Trinseo Materials Operating SCA
8.750%, 02/01/2019	4,390	4,681

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Triumph Group
5.250%, 06/01/2022 (A)	$1,765	$1,778
4.875%, 04/01/2021	865	861
UAL 1995, Pass-Through Trust A
9.020%, 04/19/2012 (B) (F)	400	104
United Airlines, Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	550	577
United Rentals North America
5.750%, 11/15/2024	3,080	3,188
Vander Intermediate Holding II
9.750%, 02/01/2019 (A)	545	578
Watco LLC
6.375%, 04/01/2023 (A)	1,180	1,204
Wise Metals Group LLC
8.750%, 12/15/2018 (A)	660	703
Wise Metals Intermediate Holdings LLC
9.750%, 06/15/2019 (A)	425	423

		154,308

Information Technology — 5.9%
ACI Worldwide
6.375%, 08/15/2020 (A)	580	612
Activision Blizzard
5.625%, 09/15/2021 (A)	5,500	5,926
Advanced Micro Devices
7.500%, 08/15/2022	4,420	4,652
6.750%, 03/01/2019 (A)	995	1,050
Amkor Technology
6.625%, 06/01/2021	465	498
6.375%, 10/01/2022	2,705	2,867
Aspect Software
10.625%, 05/15/2017	4,355	4,578
Audatex North America (A)
6.125%, 11/01/2023	3,795	4,065
6.000%, 06/15/2021	4,425	4,713
BCP Singapore VI Cayman Financing
8.000%, 04/15/2021 (A)	365	371
Blackboard
7.750%, 11/15/2019 (A)	720	756
BMC Software Finance
8.125%, 07/15/2021 (A)	4,145	4,363
Boxer Parent
9.000%, 10/15/2019 (A)	2,005	1,985
CDW LLC
8.500%, 04/01/2019	1,955	2,129
8.000%, 12/15/2018	1,916	2,050
Eagle Midco
9.000%, 06/15/2018 (A)	3,205	3,345
EarthLink Holdings
7.375%, 06/01/2020	1,950	2,040

172	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Entegris
6.000%, 04/01/2022 (A)	$2,355	$2,367
Epicor Software
8.625%, 05/01/2019	2,860	3,107
Equinix
4.875%, 04/01/2020	2,785	2,862
First Data
12.625%, 01/15/2021	1,807	2,173
11.750%, 08/15/2021	10,500	11,655
11.250%, 01/15/2021	4,025	4,629
8.875%, 08/15/2020 (A)	1,200	1,332
8.250%, 01/15/2021 (A)	1,470	1,595
7.375%, 06/15/2019 (A)	770	826
6.750%, 11/01/2020 (A)	2,390	2,566
First Data PIK
8.750%, 01/15/2022 (A)	7,687	8,417
First Data Holdings PIK
14.500%, 09/24/2019 (A)	865	869
Freescale Semiconductor
10.750%, 08/01/2020	140	159
iGATE
4.750%, 04/15/2019 (A)	1,000	1,014
IMS Health
6.000%, 11/01/2020 (A)	890	939
Infor Software Parent LLC
7.125%, 05/01/2021 (A)	2,775	2,830
Infor US
11.500%, 07/15/2018	635	730
9.375%, 04/01/2019	3,695	4,134
j2 Global
8.000%, 08/01/2020	2,115	2,295
Magnachip Semiconductor
6.625%, 07/15/2021	930	914
Micron Technology
5.875%, 02/15/2022 (A)	1,740	1,857
MModal
10.750%, 08/15/2020 (A) (B)	1,830	165
NCR
6.375%, 12/15/2023 (A)	2,330	2,511
5.875%, 12/15/2021 (A)	405	427
5.000%, 07/15/2022	1,900	1,914
NeuStar
4.500%, 01/15/2023	1,935	1,741
Nuance Communications
5.375%, 08/15/2020 (A)	1,600	1,628
NXP (A)
5.750%, 02/15/2021	3,000	3,206
5.750%, 03/15/2023	455	486
3.750%, 06/01/2018	175	176
Sensata Technologies
6.500%, 05/15/2019 (A)	3,998	4,277
SSI Investments II
11.125%, 06/01/2018	710	749

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sungard Availability Services Capital
8.750%, 04/01/2022 (A)	$2,110	$1,968
SunGard Data Systems
7.625%, 11/15/2020	295	323
7.375%, 11/15/2018	447	473
6.625%, 11/01/2019	820	867
VeriSign
4.625%, 05/01/2023	1,000	978
Viasystems
7.875%, 05/01/2019 (A)	775	820
WEX
4.750%, 02/01/2023 (A)	1,475	1,429

		127,408

Materials — 4.4%
AK Steel
7.625%, 05/15/2020	1,565	1,577
ArcelorMittal
6.125%, 06/01/2018	2,150	2,357
6.000%, 03/01/2021	420	451
Ashland
4.750%, 08/15/2022	2,545	2,539
Ball
5.000%, 03/15/2022	1,550	1,600
Celanese US Holdings LLC
4.625%, 11/15/2022	4,285	4,312
Constellium
5.750%, 05/15/2024 (A)	250	258
Cornerstone Chemical
9.375%, 03/15/2018 (A)	4,350	4,622
Eagle Spinco
4.625%, 02/15/2021 (A)	780	780
Eldorado
6.125%, 12/15/2020 (A)	1,350	1,350
Essar Steel Minnesota LLC
11.500%, 05/15/2020 (A)	420	432
First Quantum Minerals (A)
7.250%, 05/15/2022	605	622
7.000%, 02/15/2021	819	835
6.750%, 02/15/2020	819	835
Flash Dutch
7.375%, 05/01/2021 (A)	1,165	1,276
FMG Resources (A)
8.250%, 11/01/2019	1,700	1,849
6.875%, 02/01/2018	1,710	1,791
6.875%, 04/01/2022	1,434	1,513
Graphic Packaging International
4.750%, 04/15/2021	1,346	1,351
Hecla Mining
6.875%, 05/01/2021	2,155	2,123

SEI Institutional Investments Trust / Annual Report / May 31, 2014	173

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hexion US Finance
9.000%, 11/15/2020	$560	$560
8.875%, 02/01/2018	1,040	1,084
6.625%, 04/15/2020	1,780	1,873
Huntsman International LLC
8.625%, 03/15/2020	535	583
8.625%, 03/15/2021	670	747
4.875%, 11/15/2020	535	551
IAMGOLD
6.750%, 10/01/2020 (A)	4,335	3,858
Ineos Finance (A)
8.375%, 02/15/2019	1,320	1,449
7.500%, 05/01/2020	1,435	1,568
Ineos Group Holdings (A)
6.125%, 08/15/2018	1,495	1,547
5.875%, 02/15/2019	4,715	4,803
JMC Steel Group
8.250%, 03/15/2018 (A)	1,120	1,148
Kaiser Aluminum
8.250%, 06/01/2020	1,665	1,881
KGHM International
7.750%, 06/15/2019 (A)	1,900	2,038
Kissner Milling
7.250%, 06/01/2019 (A)	1,190	1,220
LSB Industries
7.750%, 08/01/2019 (A)	2,055	2,194
Mirabela Nickel
8.750%, 04/15/2018 (A) (B)	1,780	418
3.500%, 06/30/2014 (A)	361	361
Momentive PIK
1.617%, 06/04/2017 (E) (F)	3,171	79
New (A)
7.000%, 04/15/2020	800	846
6.250%, 11/15/2022	2,580	2,664
Nexeo Solutions LLC
8.375%, 03/01/2018	874	883
Noranda Aluminum Acquisition
11.000%, 06/01/2019	385	366
Novelis
8.750%, 12/15/2020	665	739
8.375%, 12/15/2017	2,000	2,135
Perstorp Holding
8.750%, 05/15/2017 (A)	2,515	2,704
PolyOne
7.375%, 09/15/2020	625	682
Rain CII Carbon LLC (A)
8.250%, 01/15/2021	200	207
8.000%, 12/01/2018	315	330
Reichhold Industries PIK
9.000%, 05/08/2017 (A)	1,793	1,192
Rentech Nitrogen Partners
6.500%, 04/15/2021 (A)	495	495
Rockwood Specialties Group
4.625%, 10/15/2020	425	436

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ryerson
11.250%, 10/15/2018	$405	$454
9.000%, 10/15/2017	955	1,025
Sappi Papier Holding GmbH (A)
7.750%, 07/15/2017	400	446
6.625%, 04/15/2021	520	546
Scotts Miracle-Gro
6.625%, 12/15/2020	400	432
Sealed Air (A)
8.375%, 09/15/2021	2,235	2,559
6.500%, 12/01/2020	370	413
Signode Industrial Group Lux
6.375%, 05/01/2022 (A)	4,290	4,333
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,480
St. Barbara
8.875%, 04/15/2018 (A)	875	720
TPC Group
8.750%, 12/15/2020 (A)	4,750	5,237
Walter Energy
11.000%, 04/01/2020 (A)	1,050	814
9.875%, 12/15/2020	4,200	2,489
8.500%, 04/15/2021	2,060	1,112

		96,174

Telecommunication Services — 9.3%
Affinion Group
7.875%, 12/15/2018	1,910	1,748
Alcatel-Lucent USA (A)
8.875%, 01/01/2020	2,365	2,661
6.750%, 11/15/2020	1,685	1,790
Altice MTN
7.750%, 05/15/2022 (A)	4,790	5,035
Altice Financing
6.500%, 01/15/2022 (A)	930	981
Avaya (A)
10.500%, 03/01/2021	1,631	1,476
9.000%, 04/01/2019	1,560	1,607
7.000%, 04/01/2019	1,170	1,158
Baker & Taylor Acquisitions
15.000%, 04/01/2017 (A)	889	711
CBS Outdoor Americas Capital LLC
5.250%, 02/15/2022 (A)	1,505	1,543
CenturyLink
6.750%, 12/01/2023	5,130	5,592
5.800%, 03/15/2022	2,420	2,517
5.625%, 04/01/2020	2,655	2,808
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (A)	4,685	4,966
Cincinnati Bell
8.750%, 03/15/2018	3,425	3,592

174	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cogent Communications Finance
5.625%, 04/15/2021 (A)	$2,060	$2,029
Cogent Communications Group
8.375%, 02/15/2018 (A)	605	649
Columbus International
7.375%, 03/30/2021 (A)	3,305	3,499
CommScope (A)
8.250%, 01/15/2019	930	1,010
5.500%, 06/15/2024	1,635	1,643
5.000%, 06/15/2021	85	85
CommScope Holding PIK
6.625%, 06/01/2020 (A)	1,940	2,071
DCP LLC
10.750%, 08/15/2015 (A)	3,000	3,030
Digicel Group (A)
8.250%, 09/01/2017	2,729	2,825
8.250%, 09/30/2020	4,306	4,640
7.125%, 04/01/2022	1,890	1,947
Expo Event Transco
9.000%, 06/15/2021 (A)	1,100	1,122
GCI
8.625%, 11/15/2019	790	841
6.750%, 06/01/2021	765	776
Gray Television
7.500%, 10/01/2020	1,460	1,566
Hughes Satellite Systems
7.625%, 06/15/2021	3,484	3,972
Intelsat Jackson Holdings
7.500%, 04/01/2021	790	865
7.250%, 10/15/2020	3,705	4,001
6.625%, 12/15/2022	975	1,015
Intelsat Luxembourg
8.125%, 06/01/2023	3,670	3,945
7.750%, 06/01/2021	5,080	5,385
inVentiv Health
9.000%, 01/15/2018 (A)	840	899
Level 3 Communications
8.875%, 06/01/2019	700	767
Level 3 Financing
8.625%, 07/15/2020	845	949
8.125%, 07/01/2019	555	606
7.000%, 06/01/2020	970	1,062
6.125%, 01/15/2021 (A)	1,800	1,903
Lynx I
5.375%, 04/15/2021 (A)	3,585	3,688
Lynx II
6.375%, 04/15/2023 (A)	1,440	1,519
McGraw-Hill Global Education Holdings LLC
10.000%, 04/01/2021 (A)	425	486
Mediacom Broadband LLC
5.500%, 04/15/2021 (A)	930	942

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MetroPCS Wireless
7.875%, 09/01/2018	$65	$68
Midcontinent Communications & Midcontinent Finance
6.250%, 08/01/2021 (A)	440	455
Nara Cable Funding
8.875%, 12/01/2018 (A)	846	903
NII International Telecom SCA
7.875%, 08/15/2019 (A)	1,320	1,109
Numericable Group (A)
6.250%, 05/15/2024	1,080	1,130
6.000%, 05/15/2022	3,195	3,315
PAETEC Holding
9.875%, 12/01/2018	1,135	1,234
Quebecor Media
5.750%, 01/15/2023	1,145	1,165
Qwest Capital Funding
7.750%, 02/15/2031	415	430
RCN Telecom Services LLC
8.500%, 08/15/2020 (A)	820	875
Sable International Finance
8.750%, 02/01/2020 (A)	80	90
SBA Telecommunications
8.250%, 08/15/2019	441	464
5.750%, 07/15/2020	145	153
Sitel LLC
11.000%, 08/01/2017 (A)	2,900	3,092
SoftBank
4.500%, 04/15/2020 (A)	4,556	4,613
Sprint (A)
7.875%, 09/15/2023	15,655	17,690
7.250%, 09/15/2021	1,875	2,077
7.125%, 06/15/2024	4,180	4,504
Sprint Capital
8.750%, 03/15/2032	4,370	5,058
6.900%, 05/01/2019	3,625	4,006
6.875%, 11/15/2028	1,130	1,158
Sprint Nextel
9.000%, 11/15/2018 (A)	1,080	1,312
Telecom Italia
5.303%, 05/30/2024 (A)	875	876
T-Mobile USA
6.731%, 04/28/2022	2,300	2,484
6.633%, 04/28/2021	645	695
6.625%, 04/01/2023	1,475	1,593
6.542%, 04/28/2020	665	718
6.500%, 01/15/2024	2,435	2,587
6.250%, 04/01/2021	785	834
6.125%, 01/15/2022	1,430	1,516
tw telecom holdings
6.375%, 09/01/2023	170	182
5.375%, 10/01/2022	1,635	1,670
5.375%, 10/01/2022	620	632

SEI Institutional Investments Trust / Annual Report / May 31, 2014	175

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Unitymedia Hessen GmbH & KG (A)
7.500%, 03/15/2019	$2,000	$2,145
5.500%, 01/15/2023	4,360	4,469
Univision Communications
5.125%, 05/15/2023 (A)	1,800	1,850
UPCB Finance III
6.625%, 07/01/2020 (A)	1,535	1,631
UPCB Finance V
7.250%, 11/15/2021 (A)	2,235	2,464
UPCB Finance VI
6.875%, 01/15/2022 (A)	2,159	2,353
Videotron
5.000%, 07/15/2022	2,450	2,508
Wind Acquisition Finance (A)
7.375%, 04/23/2021	2,665	2,758
7.250%, 02/15/2018	2,925	3,086
7.250%, 02/15/2018	355	375
6.500%, 04/30/2020	1,302	1,393
Windstream
7.750%, 10/01/2021	2,110	2,289
7.500%, 06/01/2022	860	925
7.500%, 04/01/2023	1,215	1,291
6.375%, 08/01/2023	630	625
Zayo Group LLC
10.125%, 07/01/2020	1,385	1,600
8.125%, 01/01/2020	2,825	3,086

		201,458

Utilities — 1.1%
AES
8.000%, 06/01/2020	325	389
7.375%, 07/01/2021	630	725
5.500%, 03/15/2024	500	513
4.875%, 05/15/2023	1,535	1,504
3.227%, 06/01/2019 (C)	395	399
AES Gener
8.375%, 12/18/2073 (A) (C)	905	986
Calpine (A)
7.875%, 07/31/2020	144	157
7.500%, 02/15/2021	1,829	1,989
6.000%, 01/15/2022	1,053	1,129
5.875%, 01/15/2024	770	805
Elwood Energy LLC
8.159%, 07/05/2026	690	776
Enel
8.750%, 09/24/2073 (A) (C)	1,219	1,423
GenOn Americas Generation LLC
8.500%, 10/01/2021	490	506
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (A)	2,800	2,968

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NRG Energy
8.250%, 09/01/2020	$340	$376
7.875%, 05/15/2021	3,350	3,727
6.250%, 07/15/2022 (A)	605	641
6.250%, 05/01/2024 (A)	1,390	1,439
NSG Holdings LLC
7.750%, 12/15/2025 (A)	2,100	2,273
Sabine Pass LNG
7.500%, 11/30/2016 (A)	1,880	2,016

		24,741

Total Corporate Obligations (Cost $1,545,972) ($ Thousands)		1,605,600

LOAN PARTICIPATIONS — 11.7%
1-800 Contacts, Term Loan, 1st Lien
4.250%, 01/29/2021	600	599
Academy Sports, Initial Term Loan
4.500%, 08/03/2018	604	606
Accellent, Cov-Lite, 2nd Lien
7.500%, 03/11/2022	510	507
Accellent, Initial Term Loan, 1st Lien
5.000%, 03/20/2020	805	804
Accellent, Term Loan, 1st Lien
4.500%, 03/12/2021	1,380	1,369
Advantage Sales and Marketing, Term Loan
8.250%, 06/17/2018	704	706
Affinion Group Holdings, Term Loan
6.750%, 10/09/2016	1,995	1,999
Air Medical Group Holdings, 1st Lien
7.625%, 05/31/2018	3,010	3,010
Akorn, Term Loan B, 1st Lien
4.500%, 04/16/2021	1,380	1,382
Albertson’s, Term Loan
4.750%, 03/21/2019	1,434	1,440
Alcatel-Lucent USA, Term Loan
4.500%, 01/30/2019	785	786
Alinta Ltd., Unfunded Term Loan
0.500%, 08/13/2018 (H)	167	2
Alinta, Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,541	2,576
Alliance Laundry Systems LLC, Term Loan B
4.500%, 12/10/2018	4	4
4.250%, 12/10/2018	365	365

176	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AlliedBarton Security Services, LLC, Delayed Term Loan
0.000%, 02/12/2021 (H)	$380	$(2)
AlliedBarton Security Services, LLC, Term Loan, 1st Lien
4.250%, 02/12/2021	1,070	1,065
American Rock Salt, Term Loan
8.500%, 03/20/2020	2,000	1,998
American Tire Distributors, Term Loan, 1st Lien
5.750%, 06/01/2018	405	406
ANVS Merger, Term Loan, 1st Lien
9.250%, 08/18/2021	1,300	1,300
5.500%, 02/18/2021	599	600
Applied Systems, Term Loan, 2nd Lien
7.500%, 01/24/2022	1,475	1,499
Arctic Glacier, 1st Lien
5.000%, 05/10/2019	1	1
Arctic Glacier, Cov-Lite, 1st Lien
5.000%, 05/10/2019	468	466
Aricent, Term Loan, 2nd Lien
9.500%, 04/14/2022	2,100	2,097
Associated Partners, 1st Lien
6.652%, 12/21/2015	2,000	2,005
Associated Partners, Ltd., Delayed Draw Term Loan
6.652%, 12/21/2015	2,000	2,005
Astoria Generating, Cov-Lite, Term Loan
8.500%, 10/26/2017	23	23
Astoria Generating, Term Loan
8.500%, 10/26/2017	5,407	5,559
Asurion, LLC, Term Loan
5.000%, 05/24/2019	1,471	1,476
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	1,540	1,580
Atkore, Cov-Lite, 2nd Lien
7.750%, 10/09/2021	800	802
Avaya, Term Loan
6.500%, 03/31/2018 (G)	495	491
Avaya, Term Loan B-3
4.727%, 10/26/2017 (G)	495	479
Azure Midstream, Term Loan B, 1st Lien
6.500%, 11/15/2018	691	696
BJ’s Wholesale Club
4.500%, 09/26/2019	703	703
BJ’s Wholesale Club, 2nd Lien
8.500%, 03/26/2020	957	984

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Blue Coat Systems, Term Loan
4.000%, 02/15/2018	$3,940	$3,933
Bowie Resources, 1st Lien
6.750%, 08/16/2020	2,199	2,215
Caesars Growth Properties Holdings, LLC, 1st Lien
6.250%, 05/08/2021	810	805
Carestream Health, Cov-Lite, 1st Lien
5.000%, 06/05/2019	2,146	2,148
Carestream Health, Cov-Lite, 2nd Lien
9.500%, 12/05/2019	2,150	2,187
Carestream Health, Term Loan, 1st Lien
5.000%, 06/07/2019	1	1
Cengage Learning Acquisitions, Term Loan, 1st Lien
7.000%, 03/31/2020	2,107	2,134
Ceridian, Term Loan
4.401%, 08/14/2015	2,343	2,345
Ceva Group, PLC, 1st Lien
6.500%, 03/19/2021	499	488
Ceva Intercompany, Term Loan, 1st Lien
6.500%, 03/19/2021	214	210
Ceva Logistics Canada, Term Loan, 1st Lien
6.500%, 03/19/2021	37	36
Chief Exploration
0.000%, 05/16/2021 (G)	1,100	1,111
CityCenter Holdings, LLC, Cov-Lite, Term Loan B, 1st Lien
5.000%, 10/16/2020	4,119	4,145
CKX, Term Loan B
9.000%, 06/21/2017	476	422
Clear Channel Communications, Extended 1st Lien
6.905%, 01/22/2019	7,648	7,554
Community Health Services, Term Loan D, 1st Lien
4.250%, 01/27/2021	798	802
Crestwood Holdings, 1st Lien
7.000%, 06/19/2019	1,455	1,478
CSM Bakery Supplies, Cov-Lite, 1st Lien
4.750%, 07/03/2020	1,459	1,465
CTI Foods, 2nd Lien
8.250%, 06/28/2021	950	957

SEI Institutional Investments Trust / Annual Report / May 31, 2014	177

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DAE Aviation Holdings, 1st Lien
5.000%, 11/02/2018	$2,548	$2,573
DAE Aviation Holdings, Term Loan, 1st Lien
7.750%, 08/05/2019	1,000	1,015
Dell, Term Loan B, 1st Lien
4.500%, 04/29/2020	2,301	2,296
Dex Media West, Term Loan
8.000%, 12/30/2016	1,877	1,695
Diamond Foods, 1st Lien
4.250%, 08/20/2018	2,030	2,027
Doncasters PLC, 2nd Lien
9.500%, 10/09/2020	193	195
EIG Investors, 1st Lien
5.000%, 11/09/2019	1,691	1,697
Empire Generating, Term Loan
5.250%, 03/12/2021	1,865	1,871
Entegris, Term Loan B, 1st Lien
3.500%, 04/30/2021	1,800	1,788
Essential Power, Term Loan
4.750%, 08/08/2019	2,844	2,859
Evergreen Skills
4.500%, 04/28/2021	422	422
Evergreen Skills, Term Loan, 1st Lien
4.500%, 04/28/2021	983	983
Expert Global, Term Loan
8.500%, 04/02/2018	2,719	2,614
Fender Musical Instruments, 1st Lien
5.750%, 04/03/2019	223	223
First Advantage, 2nd Lien
10.500%, 08/28/2019	700	693
First Advantage, Cov-Lite, Term Loan
6.250%, 02/13/2019	494	493
First Advantage, Term Loan B
6.250%, 02/28/2019	1	1
Flint Group Consented, Term Loan D, 2nd Lien
0.000%, 06/30/2016 (G)	1,620	1,621
Foresight Energy, Cov-Lite, 1st Lien
5.500%, 08/21/2020	1,393	1,403
Freescale Semiconductor
4.250%, 02/13/2020	2,490	2,492
Gardner Denver, 1st Lien
4.250%, 07/30/2020	796	795
GCA Services Group, Cov-Lite, 2nd Lien
9.250%, 11/01/2020	640	643
Gentiva Health Services, Term Loan B, 1st Lien
6.500%, 10/18/2019	1,252	1,251

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Global Aviation Holdings, Term Loan (B)
10.000%, 07/13/2017	$1,937	$—
3.000%, 02/13/2018	633	—
GoGo, Term Loan
11.250%, 06/21/2017	1,117	1,173
Graton Economic Development Authority, Term Loan
9.000%, 08/22/2018	3,113	3,230
Gray Television, Term Loan B
4.500%, 10/11/2019	1,581	1,581
Greenway Medical Technologies, Term Loan, 1st Lien
6.000%, 11/04/2020	3	3
6.000%, 11/04/2020	995	990
Grifols Worldwide Operations, Term Loan B, 2nd Lien
3.150%, 02/27/2021	1,480	1,473
Gymboree, Cov-Lite, 1st Lien
5.000%, 02/23/2018	375	304
Harrah’s Entertainment, Term Loan B6
5.400%, 01/28/2018	936	872
Hearthside Food Solutions, LLC, Delayed Term Loan, 1st Lien
0.000%, 06/02/2021 (G)	700	702
Herff Jones Company of Indiana, 1st Lien
5.500%, 06/25/2019	1,213	1,220
Hilton Hotels, Cov-Lite, Term Loan B, 1st Lien
3.500%, 10/26/2020	274	273
Hilton Worldwide Finance, Term Loan
3.500%, 10/26/2020	650	647
Hilton Worldwide, Term Loan B, 1st Lien
3.500%, 10/26/2020	51	51
Hostess Brands, Term Loan
6.750%, 03/12/2020	1,426	1,480
6.750%, 04/09/2020	124	129
HUB International, Ltd., Term Loan B, 1st Lien
4.250%, 10/02/2020	1,990	1,988
Hyland Software, Term Loan B, 1st Lien
4.750%, 02/19/2021	840	843
Ikaria, 2nd Lien
8.750%, 02/14/2022	390	395
IMG Worldwide, Cov-Lite, 1st Lien
5.250%, 05/06/2021	50	50

178	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
IMG Worldwide, Term Loan, 1st Lien
5.250%, 05/06/2021	$550	$552
Infor, Term Loan B, 1st Lien
3.750%, 06/03/2020	1,347	1,336
Integra Telecom, 2nd Lien
9.750%, 02/19/2020	760	774
Integra Telecom, Term Loan B
5.250%, 02/22/2019	740	742
5.250%, 02/22/2019	755	757
Interactive Data, Cov-Lite, Term Loan, 1st Lien
4.750%, 05/02/2021	1,055	1,062
Interline Brands, Term Loan
4.000%, 03/17/2021	565	561
Intrawest ULC, 1st Lien
5.500%, 12/09/2020	2,095	2,129
ION Trading Technologies, Cov-Lite, 2nd Lien
8.250%, 05/22/2021	2,330	2,342
J. Crew Group, Term Loan B,1st Lien
4.000%, 03/05/2021	5,458	5,423
JCPenney, Cov-Lite, 1st Lien
6.000%, 05/22/2018	1,092	1,100
KCA Deutag Drilling, Ltd., Term Loan B, 1st Lien
6.250%, 05/13/2020	1,020	1,017
Kindred Healthcare, Term Loan
4.000%, 04/09/2021	3,295	3,274
Knowledge Universe Education, LLC, Term Loan, 1st Lien
5.250%, 03/18/2021	1,150	1,159
Landesk Software, 1st Lien
5.000%, 02/25/2020	896	896
Light Tower Fiber, LLC, Term Loan
8.000%, 04/12/2021	231	233
Lions Gate Entertainment, 2nd Lien
5.000%, 07/19/2020	2,450	2,484
Magic Newco, LLC, Term Loan, 1st Lien
5.000%, 12/12/2018	992	999
Marina District Finance Company, 1st Lien
6.750%, 08/15/2018	1,526	1,547
Mashantucket Pequot Tribe, Term Loan, 1st Lien
9.375%, 06/30/2020	3,921	3,707
Medical Card, Term Loan
12.000%, 09/17/2015	1,746	1,667
3.000%, 09/17/2015	56	54

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Medquist, Term Loan B
9.000%, 08/16/2019 (B)	$4,930	$3,910
Men’s Wearhouse, Bridge Loan
0.000%, 03/11/2015 (G)	1,725	1,725
Metroflag, 2nd Lien, 2nd Lien
14.000%, 01/06/2009 (B)	325	—
Millennium Laboratories, LLC, Term Loan B, 1st Lien
5.250%, 04/16/2021	1,990	2,001
Misys, 1st Lien
5.000%, 12/12/2018	3	3
Misys, 2nd Lien
12.000%, 06/12/2019	1,550	1,767
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 11/19/2019	1,436	1,460
Moxie Liberty, 1st Lien
7.500%, 08/21/2020	785	803
Moxie Patriot, LLC, Term Loan B-1, 1st Lien
6.750%, 12/19/2020	775	791
Nana Development, 1st Lien
8.000%, 03/13/2018	400	394
Navistar International, Term Loan
5.750%, 08/17/2017	1,730	1,758
Nelson Education, Term Loan B-1
2.734%, 07/03/2014	1,369	1,118
NexTech Systems, 1st Lien
6.000%, 10/28/2018	1,185	1,161
Nuveen Investments, Term Loan B
6.500%, 02/28/2019	1,865	1,881
Obsidian Natural Gas Trust, Term Loan
7.000%, 11/02/2015	770	778
Ocean RIC ASA, Cov-Lite, Term Loan B1, 1st Lien
6.000%, 03/31/2021	2,544	2,549
Offshore Group Investment, Term Loan
5.000%, 10/25/2017 (G)	800	795
One Call Medical, Term Loan, 1st Lien
5.000%, 11/27/2020	798	799
Ortho-Clinical Diagnostics, Bridge Loan
0.000%, 03/25/2058 (G)	2,365	2,365
Ortho-Clinical Diagnostics, Term Loan B, 1st Lien
0.000%, 06/30/2021 (G)	690	693

SEI Institutional Investments Trust / Annual Report / May 31, 2014	179

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Otter Products, Term Loan B, 1st Lien
5.250%, 04/29/2019	$2,963	$2,961
Pacific Drilling, 1st Lien
4.500%, 06/03/2018	2,233	2,232
Panda Temple Power, 1st Lien
7.250%, 04/03/2019	1,220	1,244
Panolam Industries International, Term Loan
7.250%, 08/23/2017	796	792
Performance Food Group, Cov-Lite, 2nd Lien
6.250%, 11/14/2019	496	501
Pierre Food (Advance Pierre), Term Loan, 2nd Lien
9.500%, 10/10/2017	3,378	3,247
Polymer Group, Bridge Loan
0.000%, 04/08/2015 (G)	1,205	1,205
Polymer Group, Term Loan B, 1st Lien
5.250%, 12/19/2019	1,232	1,238
Post Holdings, Term Loan B, 1st Lien
0.000%, 06/02/2021 (G)	345	348
Presidio, Term Loan B, 1st Lien
5.000%, 03/31/2017	2,057	2,066
Raven Power Finance, LLC, Term Loan B, 1st Lien
5.250%, 12/19/2020	900	914
Rexam, PLC, Term Loan, 1st Lien
4.250%, 05/03/2021	210	211
Rexam, PLC, Term Loan, 2nd Lien
8.000%, 05/02/2022	75	75
Rite Aid, 2nd Lien
5.750%, 08/21/2020	785	801
4.880%, 06/11/2021	1,250	1,263
Road Infrastructure Investment, LLC, Term Loan, 2nd Lien
7.750%, 09/30/2021	300	298
Sabre Holdings, Term Loan
4.250%, 02/15/2019	3,364	3,364
Salix Pharmaceuticals, Ltd., Term Loan, 1st Lien
4.250%, 01/02/2020	641	644
Samson Investment, Term Loan
5.000%, 09/25/2018	1,580	1,576
Seadrill Partners, LLC, Term Loan B, 1st Lien
4.000%, 02/21/2021	2,517	2,505
Sirva Worldwide, Term Loan
7.500%, 03/22/2019	397	404

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
7.500%, 03/27/2019	$850	$865
7.500%, 03/27/2019	436	444
Skillsoft, Cov-Lite, Term Loan, 2nd Lien
7.750%, 04/28/2022	4,282	4,244
Steinway Musical Instruments, Term Loan, 1st Lien
4.750%, 09/19/2019	989	984
Sumtotal Systems, Cov-Lite, Term Loan
6.250%, 11/16/2018	430	418
Sumtotal Systems, Term Loan
7.250%, 11/13/2019	6	6
6.250%, 11/16/2018	6	6
6.250%, 11/16/2018	2	2
SUPERVALU, Cov-Lite, 1st Lien
4.500%, 03/21/2019	3,301	3,298
Talbots, Term Loan, 1st Lien
4.750%, 03/19/2020	1,165	1,156
Targus Group, Term Loan B
12.000%, 05/24/2016	1	1
Templar Energy, Cov-Lite, 2nd Lien
8.000%, 11/25/2020 (G)	2,700	2,673
Texas Competitive, Extended Term Loan
4.737%, 10/10/2017	2,713	2,170
Texas Competitive, Non-extended Term Loan
4.650%, 10/10/2014	9,878	7,874
The Active Network, Term Loan, 1st Lien
5.500%, 11/13/2020	349	347
The Neiman Marcus Group, Term Loan, 1st Lien
4.250%, 10/25/2020	2,782	2,773
Toys R Us, Term Loan
6.000%, 08/21/2019	1,269	1,215
Trans Union, LLC, Term Loan, 1st Lien
4.000%, 04/09/2021	500	498
Travelport, 2nd Lien
9.500%, 01/31/2016	1,838	1,889
Travelport, LLC, Term Loan
6.250%, 06/26/2019	3	3
Travelport, Term Loan
6.250%, 06/21/2019	1,187	1,213
True Religion Apparel, Term Loan
5.875%, 07/30/2019	775	729
True Religion Apparel, Term Loan, 1st Lien
5.875%, 07/30/2019	767	722

180	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
TSAM, LLC, 1st Lien
8.750%, 09/12/2019	$878	$869
Univision, Term Loan
4.000%, 03/01/2020	525	523
US Shipping, 1st Lien
9.000%, 04/30/2018	993	1,012
Vantage Drilling, Term Loan
5.750%, 03/22/2019	997	991
Vat Holdings, Term Loan, 1st Lien
4.750%, 02/11/2021	1,150	1,154
Vertafore, Term Loan
9.750%, 10/27/2017	780	796
Visteon, Term Loan B, 1st Lien
0.000%, 04/09/2021 (G)	1,405	1,391
Weyerhaeuser Real Estate, Unfunded Bridge Loan
0.000%, 11/03/2014 (G)	2,275	—
Ziggo, Term Loan B1, 1st Lien
3.250%, 01/15/2022 (G)	16	16

Total Loan Participations (Cost $256,229) ($ Thousands)		254,615

COLLATERALIZED DEBT OBLIGATIONS — 8.8%

Other Asset-Backed Securities — 8.8%
B&M CLO, Ser 2014-1A, Cl D
4.948%, 04/16/2026 (A) (C)	3,529	3,157
B&M CLO, Ser 2014-1A, Cl E
5.948%, 04/16/2026 (A) (C)	2,520	2,148
B&M CLO, Ser 2014-1A, Cl C
3.948%, 04/16/2026 (A) (C)	2,142	2,054
Battalion CLO III, Ser 2012-3A
0.000%, 01/18/2025 (A)	2,697	2,421
Battalion CLO V, Ser 2014-5A
0.000%, 04/17/2026 (A)	3,445	3,051
Battalion CLO, Ser 2013-4A
0.000%‡‡‡	1,560	1,404
Benefit Street Partners CLO
0.000%‡‡‡	2,462	2,240
Benefit Street Partners CLO III
0.000%‡‡‡	2,636	2,557
Claris III
0.525%, 08/04/2021	8,252	7,716
Figueroa CLO, Ser 2013-1
0.000%, 03/21/2024	7,644	6,764
Figueroa CLO, Ser 2013-2
0.000%‡‡‡	3,070	3,070
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl E
6.478%, 04/28/2026 (A) (C)	3,518	3,341

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Great Lakes CLO, Ser 2012-1A, Cl E
5.727%, 01/15/2023 (A) (C)	$3,292	$3,119
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/2023 (A)	2,877	2,618
Great Lakes CLO, Ser 2014-1A
0.000%‡‡‡	7,057	6,521
Great Lakes CLO, Ser 2014-1A, Cl F
6.217%, 04/15/2025 (A) (C)	2,520	2,259
Hildene CLO, Ser 2014-2A, Cl C
3.176%, 07/19/2026 (A) (C)	2,013	1,957
Hildene CLO, Ser 2014-2A, Cl E
5.376%, 07/19/2026 (A) (C)	2,013	1,843
Hildene CLO, Ser 2014-2A, Cl D
3.976%, 07/19/2026 (A) (C)	2,013	1,912
JFIN Revolver CLO, Ser 2013-1A, Cl B
2.247%, 01/20/2021 (A) (C)	2,010	2,000
KKR CLO Trust, Ser 2012-1A, Cl C
4.733%, 12/15/2024 (A) (C)	3,366	3,379
KVK CLO, Ser 2012-2A
0.000%, 02/10/2025 (A)	2,956	2,601
Neuberger Berman CLO VXI
0.000%‡‡‡	2,625	2,330
Neuberger Berman CLO XIII, Ser 2012-13A
0.000%, 01/23/2024 (A)	542	314
Neuberger Berman CLO XIV, Ser 2013-14A
0.000%, 04/28/2025 (A)	3,194	2,747
Neuberger Berman CLO XVI
0.000%‡‡‡	175	149
Newstar Trust, Ser 2007-1A, Cl A1
0.468%, 09/30/2022 (A) (C)	5,903	5,742
NXT Capital CLO LLC, Ser 2012-1A, Cl E
7.726%, 07/20/2022 (A) (C)	3,047	3,047
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023 (A)	2,940	2,690
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.475%, 08/01/2024 (A) (C)	80,207	74,593
Rockwall CLO, Ser 2006-1A, Cl A1LB
0.725%, 08/01/2021 (A) (C)	21,352	20,071
Trinitas CLO, Ser 2014-1A
0.000%, 04/15/2026 (A)	3,530	3,451
Venture X CLO, Ser 2013-12A
0.000%, 02/28/2024 (A)	3,067	2,638

SEI Institutional Investments Trust / Annual Report / May 31, 2014	181

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)
Venture XIV CLO
0.000%‡‡‡ (A)	$3,040	$2,991
Venture XVI CLO
0.000%‡‡‡	2,167	2,069

Total Collateralized Debt Obligations (Cost $173,045) ($ Thousands)		190,964

PREFERRED STOCK — 1.6%
Ally Financial, 7.000% (A)	15,015	15,143
Aspen Insurance Holdings, 5.950% (C)	92,000	2,333
Ceva Holdings, 0.000% (F)	1,214	1,426
Chesapeake Energy, 5.750%* (A)	788	949
Citigroup, 6.880% (C)	114,500	3,065
Dana Holdings, 4.000%* (A)	5,754	1,073
GMAC Capital Trust I, 8.130% (C)	28,000	759
Intelsat, 5.750%	6,500	341
Morgan Stanley, 6.630%	35,250	899
RBS Capital Funding Trust V, 5.900%	38,602	917
RBS Capital Funding Trust VII, 6.080%	45,842	1,104
Regions Financial, 6.380%	149,200	3,676
Royal Bank of Scotland Group, 6.600%	52,255	1,276
SandRidge Energy, 7.000%*	4,800	509
SLM, 1.930% (C)	4,713	337

Total Preferred Stock (Cost $28,573) ($ Thousands)		33,807

MUNICIPAL BONDS — 0.7%
California State, Tobacco Securitization, Ser A-1, RB Callable 06/01/17 @ 100
5.750%, 06/01/2047	2,200	1,840
California State, Tobacco Securitization, Ser A-2, RB Callable 06/01/22 @ 100
5.300%, 06/01/2037	655	537
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/20 @ 100
8.000%, 07/01/2035	4,700	4,185
New Jersey State, Tobacco Settlement, Ser 1A, RB Callable 06/01/17 @ 100
4.750%, 06/01/2034	3,965	3,098
Tobacco Settlement, Ser 1A, RB Callable 06/01/17 @ 100
5.000%, 06/01/2041	7,970	6,240

Total Municipal Bonds (Cost $14,200) ($ Thousands)		15,900

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

CONVERTIBLE BONDS — 0.2%
Equinix CV to 11.8599
4.750%, 06/15/2016	$148	$359
Liberty Media CV to 16.7764
4.000%, 11/15/2029	2,110	1,350
3.750%, 02/15/2030	4,203	2,653
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	1,950	—
Salix Pharmaceuticals CV to 15.1947
1.500%, 03/15/2019	350	643

Total Convertible Bonds (Cost $4,597) ($ Thousands)		5,005

COMMON STOCK — 0.2%
Aventine Renewable Energy Holdings*	1,334	22
Cengage Learning Holdings II* (F)	2,860	102
Ceva Holdings* (F)	561	659
Dana Holdings	70,421	1,559
Global Aviation Holdings, Cl A*	101,199	—
HMH Holdings Delaware* (F)	73,792	1,344
LyondellBasell Industries, Cl A	25	2
VSS AHC, Cl A* (D) (E) (F)	29,628	352

Total Common Stock (Cost $4,660) ($ Thousands)		4,040

ASSET-BACKED SECURITY — 0.1%

Other Asset-Backed Securities — 0.1%
Airplanes, Pass-Through Trust, Ser 2001-1A, Cl A9
0.701%, 03/15/2019 (C)	1,588	746

Total Asset-Backed Security (Cost $1,162) ($ Thousands)		746

	Number of Warrants

WARRANTS — 0.0%
B&G Foods, Expires 03/15/2017*	2,025	—
CUI Acquisition*‡‡ (E) (F)	46,960	563
Medical Card Systems*‡‡	20,372	—

Total Warrants (Cost $3,901) ($ Thousands)		563

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	69,796,045	69,796

Total Cash Equivalent (Cost $69,796) ($ Thousands)		69,796

Total Investments — 100.3% (Cost $2,102,135) ($ Thousands)		$2,181,036

182	SEI Institutional Investments Trust / Annual Report / May 31, 2014

A list of the OTC swap agreements held by the Fund at May 31, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY.22 Index	Buy	5.00%	6/20/2019	$17,741	$(409)

For the year ended May 31, 2014, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $2,175,102 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

‡‡	Expiration date is unavailable.

‡‡‡	Maturity date is unavailable.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2014.

(D)	Securities considered restricted. The total value of such securities as of May 31, 2014 was $353 ($ Thousands) and represented 0.02% of Net Assets.

(E)	Security considered illiquid. The total value of such security as of May 31, 2014 was $995 ($ Thousands) and represented 0.05% of Net Assets.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of May 31, 2014 was $4,630 ($ Thousands) and represented 0.21% of Net Assets.

(G)	Unsettled bank loan. Interest rate may not be available.

(H)	Unfunded bank loan.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

OTC — Over the Counter

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,605,011	$589	$1,605,600
Loan Participations	—	233,623	20,992	254,615
Collateralized Debt Obligations	—	—	190,964	190,964
Preferred Stock	6,784	25,597	1,426	33,807
Municipal Bonds	—	15,900	—	15,900
Convertible Bonds	—	5,005	—	5,005
Common Stock	1,559	1,470	1,011	4,040
Asset-Backed Security	—	746	—	746
Warrants	—	—	563	563
Cash Equivalent	69,796	—	—	69,796

Total Investments in Securities	$78,139	$1,887,352	$215,545	$2,181,036

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	$—	$(409)	$—	$(409)

(1)

Of the $215,545 in Level 3 securities as of May 31, 2014, $4,630 or 0.21% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

*	Swaps are valued at the unrealized depreciation on the instrument.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	183

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Concluded)

May 31, 2014

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Collateralized Debt Obligations	Investments in Preferred Stock	Investments in Common Stock	Investments in Warrants
Beginning balance as June 1, 2013	$5,048	$9,968	$212,254	$—	$510	$1,878
Accrued discounts/premiums	44	2	122	—	—	—
Realized gain/(loss)	6	1,221	14,194	93	79	—
Change in unrealized appreciation/(depreciation)	(2,609)	(44)	(4,643)	334	145	(1,315)
Purchases	5,046	8,217	57,413	4,092	463	—
Sales	(4,378)	(3,947)	(88,376)	(3,093)	(186)	—
Net transfer into Level 3	—	8,964	—	—	—	—
Net transfer out of Level 3	(2,568)	(3,389)	—	—	—	—

Ending balance as of May 31, 2014	$589	$20,992	$190,964	$1,426	$1,011	$563

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(2,513)	$135	$880	$334	$194	$75

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

184	SEI Institutional Investments Trust / Annual Report / May 31, 2014

SCHEDULE OF INVESTMENTS

Long Duration Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 63.1%

Consumer Discretionary — 6.5%
21st Century Fox America
8.150%, 10/17/2036	$2,015	$2,852
7.850%, 03/01/2039	3,900	5,487
7.750%, 01/20/2024	125	161
7.625%, 11/30/2028	2,411	3,150
7.430%, 10/01/2026	200	256
6.900%, 08/15/2039	4,250	5,582
6.750%, 01/09/2038	550	680
6.550%, 03/15/2033	2,170	2,672
6.400%, 12/15/2035	875	1,095
6.150%, 02/15/2041	3,650	4,454
5.400%, 10/01/2043	4,120	4,624
AutoZone
3.125%, 07/15/2023	785	764
Comcast
6.950%, 08/15/2037	3,050	4,109
6.450%, 03/15/2037	4,470	5,709
6.400%, 05/15/2038	7,948	10,102
5.900%, 03/15/2016	100	109
5.700%, 07/01/2019	100	118
4.750%, 03/01/2044	3,495	3,689
4.650%, 07/15/2042	3,055	3,171
4.250%, 01/15/2033	5,045	5,194
Comcast Cable Communications Holdings
9.455%, 11/15/2022	950	1,382
Cox Communications
8.375%, 03/01/2039 (A)	3,300	4,641
7.625%, 06/15/2025	300	382
6.950%, 06/01/2038 (A)	3,183	3,865
4.700%, 12/15/2042 (A)	4,400	4,297
CVS Caremark
6.250%, 06/01/2027	1,970	2,467
6.125%, 09/15/2039	2,625	3,301
5.300%, 12/05/2043	3,330	3,805
4.000%, 12/05/2023	5,250	5,542

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	$6,018	$7,973
DIRECTV Holdings
6.000%, 08/15/2040	5,335	6,167
5.150%, 03/15/2042	1,945	2,051
Ford Motor
7.450%, 07/16/2031	2,908	3,877
7.400%, 11/01/2046	2,345	3,185
4.750%, 01/15/2043	745	756
Home Depot
4.875%, 02/15/2044	1,415	1,546
4.200%, 04/01/2043	1,035	1,024
Lowe’s
6.875%, 02/15/2028	100	128
5.125%, 11/15/2041	4,910	5,536
McDonald’s MTN
6.300%, 03/01/2038	3,270	4,264
4.875%, 07/15/2040	1,090	1,211
3.700%, 02/15/2042	570	523
NBCUniversal Media LLC
5.950%, 04/01/2041	5,830	7,115
Target
6.650%, 08/01/2028	460	568
4.000%, 07/01/2042	7,060	6,626
TCI Communications
7.875%, 02/15/2026	3,250	4,537
Thomson Reuters
4.500%, 05/23/2043	295	277
4.300%, 11/23/2023	1,075	1,125
Time Warner
7.700%, 05/01/2032	4,587	6,397
7.625%, 04/15/2031	10,735	14,900
6.250%, 03/29/2041	3,400	4,155
5.350%, 12/15/2043	4,625	5,100
Time Warner Cable
8.250%, 04/01/2019	3,450	4,394
7.300%, 07/01/2038	1,020	1,372
6.750%, 06/15/2039	2,265	2,923
5.875%, 11/15/2040	995	1,162
5.500%, 09/01/2041	4,410	4,881
4.500%, 09/15/2042	1,640	1,603
Viacom
5.850%, 09/01/2043	4,715	5,399
4.375%, 03/15/2043	6,628	6,149
Wal-Mart Stores
7.550%, 02/15/2030	860	1,245
6.500%, 08/15/2037	2,650	3,513
6.200%, 04/15/2038	2,650	3,433
5.625%, 04/01/2040	5,940	7,199
5.625%, 04/15/2041	3,200	3,893
5.250%, 09/01/2035	50	58
5.000%, 10/25/2040	2,840	3,170
4.750%, 10/02/2043	11,570	12,560
4.300%, 04/22/2044	10,150	10,281
4.000%, 04/11/2043	960	928

SEI Institutional Investments Trust / Annual Report / May 31, 2014	185

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Walt Disney MTN
4.125%, 06/01/2044	$4,445	$4,416
Yum! Brands
6.875%, 11/15/2037	371	475

		261,755

Consumer Staples — 3.4%
Ahold Finance USA
6.875%, 05/01/2029	635	805
Altria Group
5.375%, 01/31/2044	5,070	5,508
Anheuser-Busch InBev Finance
4.625%, 02/01/2044	1,200	1,277
4.000%, 01/17/2043	3,030	2,918
2.625%, 01/17/2023	1,900	1,833
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	1,898	2,913
6.375%, 01/15/2040	2,075	2,742
3.750%, 07/15/2042	13,418	12,463
2.500%, 07/15/2022	2,775	2,684
Autopistas Metropolitanas de Puerto Rico
6.750%, 06/30/2035 (A)	900	797
Bestfoods
7.250%, 12/15/2026	170	233
Bowdoin College
4.693%, 07/01/2112	11,296	10,774
Coca-Cola Femsa
3.875%, 11/26/2023	3,310	3,413
ConAgra Foods
6.625%, 08/15/2039	1,415	1,772
4.650%, 01/25/2043	945	942
3.200%, 01/25/2023	2,025	1,979
Diageo Capital
2.625%, 04/29/2023	2,940	2,822
Diageo Investment
4.250%, 05/11/2042	430	427
2.875%, 05/11/2022	1,400	1,395
General Mills
5.400%, 06/15/2040	815	928
Heineken
2.750%, 04/01/2023 (A)	4,195	4,039
Kraft Foods Group
6.875%, 01/26/2039	865	1,127
5.000%, 06/04/2042	5,980	6,371
Massachusetts Institute of Technology
5.600%, 07/01/2111	1,994	2,556
4.678%, 07/01/2114	4,365	4,697
Mondelez International
6.500%, 02/09/2040	3,641	4,630
4.000%, 02/01/2024	5,775	5,978

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Northwestern University
4.643%, 12/01/2044	$1,200	$1,306
Pepsi Bottling Group
7.000%, 03/01/2029	425	570
PepsiCo
4.000%, 03/05/2042	3,595	3,476
3.600%, 08/13/2042	3,655	3,260
Pernod Ricard
5.500%, 01/15/2042 (A)	880	992
4.450%, 01/15/2022 (A)	350	374
Philip Morris International
6.375%, 05/16/2038	420	537
4.500%, 03/20/2042	5,295	5,411
4.125%, 03/04/2043	4,720	4,567
3.875%, 08/21/2042	2,995	2,777
President and Fellows of Harvard College
5.625%, 10/01/2038	3,149	3,910
3.619%, 10/01/2037	2,000	1,866
Reckitt Benckiser Treasury Services
3.625%, 09/21/2023 (A)	790	808
SABMiller Holdings
4.950%, 01/15/2042 (A)	8,874	9,660
Tufts University
5.017%, 04/15/2112	3,776	3,902
Unilever Capital
5.900%, 11/15/2032	1,135	1,486
University of Southern California
5.250%, 10/01/2111	2,055	2,500

		135,425

Energy — 9.9%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	2,382	2,651
Anadarko Finance
7.500%, 05/01/2031	3,325	4,520
Anadarko Holding
7.150%, 05/15/2028	3,480	4,445
Anadarko Petroleum
6.450%, 09/15/2036	590	743
4.617%, 10/10/2036 (B)	18,000	6,850
Apache
5.250%, 02/01/2042	310	348
4.750%, 04/15/2043	5,165	5,411
4.250%, 01/15/2044	8,545	8,385
BG Energy Capital
5.125%, 10/15/2041 (A)	4,600	5,141
BP Capital Markets
3.814%, 02/10/2024	3,300	3,418
Burlington Resources Finance
7.200%, 08/15/2031	25	35

186	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Canadian Natural Resources
6.250%, 03/15/2038	$3,700	$4,625
5.850%, 02/01/2035	150	176
Cenovus Energy
6.750%, 11/15/2039	2,255	2,940
5.200%, 09/15/2043	1,030	1,132
3.800%, 09/15/2023	250	259
CNOOC Finance 2013
3.000%, 05/09/2023	2,025	1,907
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/2024	3,025	3,108
Conoco Funding
7.250%, 10/15/2031	755	1,070
6.950%, 04/15/2029	2,050	2,827
ConocoPhillips
6.500%, 02/01/2039	5,865	7,932
5.900%, 05/15/2038	4,663	5,933
Continental Resources
4.900%, 06/01/2044	1,020	1,055
3.800%, 06/01/2024 (A)	2,200	2,231
Devon Energy
7.950%, 04/15/2032	285	404
5.600%, 07/15/2041	2,160	2,514
4.750%, 05/15/2042	3,760	3,875
Diamond Offshore Drilling
4.875%, 11/01/2043	3,885	3,910
Ecopetrol
5.875%, 05/28/2045	5,780	5,953
El Paso Natural Gas
8.375%, 06/15/2032	545	766
7.500%, 11/15/2026	3,115	4,013
Enbridge
4.500%, 06/10/2044	2,392	2,371
Encana
6.500%, 02/01/2038	3,350	4,204
Energy Transfer Partners
8.250%, 11/15/2029	1,825	2,559
6.500%, 02/01/2042	3,000	3,552
5.950%, 10/01/2043	7,000	7,810
Eni
5.700%, 10/01/2040 (A)	3,430	3,837
EnLink Midstream Partners
5.600%, 04/01/2044	2,750	3,065
Enterprise Products Operating LLC
6.650%, 10/15/2034	2,770	3,523
6.125%, 10/15/2039	445	541
5.700%, 02/15/2042	7,727	8,979
5.100%, 02/15/2045	2,775	2,975
4.850%, 03/15/2044	2,000	2,086
4.450%, 02/15/2043	3,355	3,289
Gulf South Pipeline
4.000%, 06/15/2022	4,490	4,542

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hess
5.600%, 02/15/2041	$1,960	$2,252
Kinder Morgan Energy Partners
6.375%, 03/01/2041	7,475	8,732
5.500%, 03/01/2044	6,095	6,460
3.950%, 09/01/2022	2,560	2,608
LASMO
7.300%, 11/15/2027	4,625	6,225
Marathon Oil
6.600%, 10/01/2037	3,820	4,959
Marathon Petroleum
6.500%, 03/01/2041	3,020	3,803
Motiva Enterprises
6.850%, 01/15/2040 (A)	3,515	4,670
Nexen Energy ULC
7.500%, 07/30/2039	1,830	2,447
7.400%, 05/01/2028	2,390	3,169
6.400%, 05/15/2037	785	927
5.875%, 03/10/2035	3,000	3,390
Noble Energy
5.250%, 11/15/2043	7,845	8,657
4.150%, 12/15/2021	770	829
Panhandle Eastern Pipeline
8.125%, 06/01/2019	725	886
Petrobras Global Finance BV
7.250%, 03/17/2044	5,840	6,443
5.625%, 05/20/2043	8,405	7,548
4.375%, 05/20/2023	820	784
Petrobras International Finance
6.875%, 01/20/2040	3,905	4,100
5.875%, 03/01/2018	600	654
Petro-Canada
7.875%, 06/15/2026	45	61
6.800%, 05/15/2038	1,000	1,333
5.950%, 05/15/2035	760	910
Petroleos Mexicanos
6.500%, 06/02/2041	4,980	5,822
6.375%, 01/23/2045 (A)	16,020	18,443
5.500%, 06/27/2044	3,780	3,898
Phillips 66
5.875%, 05/01/2042	5,450	6,631
Plains All American Pipeline
3.850%, 10/15/2023	4,397	4,514
Pride International
7.875%, 08/15/2040	6,059	8,960
Ruby Pipeline
6.000%, 04/01/2022 (A)	2,500	2,826
Schlumberger Investment
3.650%, 12/01/2023	1,575	1,640
Shell International Finance BV
6.375%, 12/15/2038	4,118	5,475
4.550%, 08/12/2043	10,190	10,799
3.400%, 08/12/2023	2,225	2,278

SEI Institutional Investments Trust / Annual Report / May 31, 2014	187

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Southern Natural Gas
7.350%, 02/15/2031	$1,223	$1,553
Spectra Energy Capital
6.750%, 02/15/2032	1,510	1,732
3.300%, 03/15/2023	5,900	5,648
Statoil
6.800%, 01/15/2028	400	524
6.500%, 12/01/2028 (A)	1,220	1,575
4.800%, 11/08/2043	5,649	6,246
3.950%, 05/15/2043	3,655	3,531
3.700%, 03/01/2024	2,775	2,898
2.450%, 01/17/2023	2,375	2,291
Suncor Energy
6.850%, 06/01/2039	3,865	5,210
6.500%, 06/15/2038	1,975	2,544
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,705	3,780
7.000%, 10/15/2028	8,117	10,289
Texas Eastern Transmission
7.000%, 07/15/2032	2,110	2,761
Total Capital International
3.700%, 01/15/2024	3,565	3,700
TransCanada PipeLines
7.625%, 01/15/2039	4,215	6,103
7.250%, 08/15/2038	1,670	2,329
6.100%, 06/01/2040	1,395	1,739
4.625%, 03/01/2034	10,609	11,246
Transcontinental Gas Pipe Line
7.250%, 12/01/2026	1,660	2,128
5.400%, 08/15/2041	1,795	2,046
4.450%, 08/01/2042	1,310	1,320
Valero Energy
10.500%, 03/15/2039	3,740	6,319
Williams
8.750%, 03/15/2032	198	252
7.750%, 06/15/2031	755	897
3.700%, 01/15/2023	545	516
Williams Partners
4.500%, 11/15/2023	650	688
4.300%, 03/04/2024	3,000	3,117

		398,025

Financials — 16.0%
ACE INA Holdings
6.700%, 05/15/2036	2,677	3,606
Aflac
6.900%, 12/17/2039	2,900	3,921
6.450%, 08/15/2040	2,960	3,787
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	4,417	5,905
Alexandria Real Estate Equities‡
3.900%, 06/15/2023	3,050	3,043

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Express
4.050%, 12/03/2042	$4,919	$4,716
American International Group
4.875%, 06/01/2022	2,050	2,294
ARC Properties Operating Partnership‡
4.600%, 02/06/2024 (A)	4,150	4,276
Arch Capital Group US
5.144%, 11/01/2043	4,170	4,531
Assurant
6.750%, 02/15/2034	4,334	5,124
Bank of America MTN
8.950%, 05/18/2017 (C)	1,340	1,486
8.680%, 05/02/2017 (C)	1,305	1,437
7.800%, 09/15/2016	65	74
6.110%, 01/29/2037	3,660	4,227
6.000%, 10/15/2036	4,705	5,736
5.875%, 02/07/2042	2,000	2,382
5.750%, 12/01/2017	5,750	6,514
5.625%, 07/01/2020	675	778
5.000%, 05/13/2021	500	558
5.000%, 01/21/2044	4,223	4,478
4.875%, 04/01/2044	2,710	2,824
4.100%, 07/24/2023	5,630	5,822
3.300%, 01/11/2023	2,090	2,058
Bear Stearns
7.250%, 02/01/2018	400	478
Berkshire Hathaway
4.500%, 02/11/2043	7,658	7,841
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,314
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	4,482	5,478
5.000%, 06/15/2044 (A)	3,115	3,237
Boston Properties‡
4.125%, 05/15/2021	770	826
BPCE
5.150%, 07/21/2024 (A)	2,650	2,741
Camden Property Trust‡
4.625%, 06/15/2021	1,325	1,455
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	9,020	10,019
CBL & Associates‡
5.250%, 12/01/2023	2,650	2,816
CDP Financial
5.600%, 11/25/2039 (A)	6,055	7,591
Chase Capital VI
0.850%, 08/01/2028 (C)	2,435	2,112
Chubb
6.500%, 05/15/2038	6,740	9,032
Cincinnati Financial
6.920%, 05/15/2028	3,449	4,247

188	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup
8.500%, 05/22/2019	$75	$96
8.125%, 07/15/2039	2,989	4,463
6.875%, 03/05/2038	700	921
6.875%, 02/15/2098	2,876	3,630
6.675%, 09/13/2043	1,900	2,321
6.625%, 06/15/2032	600	715
6.375%, 08/12/2014	50	51
6.125%, 11/21/2017	100	114
6.125%, 08/25/2036	3,840	4,386
6.010%, 01/15/2015	50	52
6.000%, 08/15/2017	50	57
5.875%, 02/22/2033	1,660	1,832
5.500%, 09/13/2025	1,000	1,106
5.300%, 01/07/2016	2,000	2,138
5.300%, 05/06/2044	2,985	3,051
4.587%, 12/15/2015	39	41
3.875%, 10/25/2023	4,045	4,114
2.650%, 03/02/2015	150	152
0.777%, 08/25/2036 (C)	850	674
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (A)	1,750	1,982
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.800%, 09/30/2110 (A)	4,273	4,759
5.750%, 12/01/2043	1,365	1,554
Deutsche Bank
3.700%, 05/30/2024	2,330	2,342
Devon OEI Operating
7.500%, 09/15/2027	1,160	1,533
Discover Bank
8.700%, 11/18/2019	1,014	1,291
Discover Financial Services
3.850%, 11/21/2022	3,261	3,313
Essex Portfolio
3.875%, 05/01/2024‡ (A)	2,100	2,145
Excel Trust
4.625%, 05/15/2024‡	2,025	2,066
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	1,000	1,251
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (C)	11,440	12,830
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	5,685	6,019
FMR
5.150%, 02/01/2043 (A)	2,750	2,956
Ford Holdings
9.300%, 03/01/2030	2,875	4,250
Ford Motor Credit
4.375%, 08/06/2023	1,950	2,071
General Electric Capital MTN
7.500%, 08/21/2035	385	545

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.875%, 01/10/2039	$10,194	$13,675
6.750%, 03/15/2032	7,220	9,539
5.875%, 01/14/2038	23,040	27,606
0.704%, 08/15/2036 (C)	1,250	1,038
Goldman Sachs Group
6.750%, 10/01/2037	13,555	16,264
6.250%, 02/01/2041	5,098	6,280
6.125%, 02/15/2033	8,930	10,634
5.950%, 01/15/2027	2,811	3,189
4.000%, 03/03/2024	9,825	9,998
Hartford Financial Services Group
6.625%, 03/30/2040	1,939	2,549
6.100%, 10/01/2041	4,620	5,773
5.950%, 10/15/2036	915	1,105
HBOS MTN
6.750%, 05/21/2018 (A)	4,050	4,675
HBOS Capital Funding
6.071%, 06/30/2049 (A) (C)	100	100
HCP‡
4.250%, 11/15/2023	8,829	9,228
4.200%, 03/01/2024	2,571	2,672
3.150%, 08/01/2022	1,825	1,794
Health Care‡
6.500%, 03/15/2041	931	1,189
5.125%, 03/15/2043	7,279	7,804
Healthcare Realty Trust‡
5.750%, 01/15/2021	525	597
Highmark
6.125%, 05/15/2041 (A)	3,205	3,071
HSBC Bank USA MTN
7.000%, 01/15/2039	3,510	4,710
5.875%, 11/01/2034	150	177
5.625%, 08/15/2035	1,930	2,209
HSBC Holdings
7.625%, 05/17/2032	840	1,117
6.800%, 06/01/2038	335	424
6.500%, 09/15/2037	4,200	5,152
5.250%, 03/14/2044	6,510	6,882
5.100%, 04/05/2021	3,531	4,024
ING Bank
5.800%, 09/25/2023 (A)	8,405	9,399
1.635%, 06/09/2014 (A) (C)	1,050	1,050
International Lease Finance
7.125%, 09/01/2018 (A)	425	492
JPMorgan Chase
6.400%, 05/15/2038	400	504
6.300%, 04/23/2019	1,775	2,106
5.600%, 07/15/2041	7,260	8,462
5.400%, 01/06/2042	120	136
4.850%, 02/01/2044	770	807
3.625%, 05/13/2024	3,470	3,495
3.250%, 09/23/2022	2,780	2,782
0.563%, 06/13/2016 (C)	2,000	1,992

SEI Institutional Investments Trust / Annual Report / May 31, 2014	189

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Capital XIII
1.184%, 09/30/2034 (C)	$3,900	$3,344
JPMorgan Chase Capital XXIII
1.224%, 05/15/2047 (C)	1,907	1,507
KKR Group Finance II
5.500%, 02/01/2043 (A)	9,932	10,594
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	3,781	3,794
Liberty Mutual Group
6.500%, 03/15/2035 (A)	265	324
6.500%, 05/01/2042 (A)	9,309	11,723
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	7,090	8,177
Marsh & McLennan
3.500%, 06/03/2024	2,230	2,232
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	1,820	2,910
MetLife
6.400%, 12/15/2036	6,995	7,803
5.875%, 02/06/2041	1,240	1,522
4.875%, 11/13/2043	8,345	8,991
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	435	463
3.000%, 01/10/2023 (A)	1,845	1,833
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	3,520	4,694
Morgan Stanley
7.250%, 04/01/2032	2,572	3,443
6.625%, 04/01/2018	4,365	5,112
6.375%, 07/24/2042	4,164	5,252
5.625%, 09/23/2019	11,775	13,555
3.875%, 04/29/2024	5,910	5,977
National Capital Trust II
5.486%, 12/29/2049 (A) (C)	500	511
National Rural Utilities Cooperative Finance
4.023%, 11/01/2032 (A)	518	527
Nationwide Health Properties MTN‡
6.590%, 07/07/2038	1,310	1,610
Nationwide Mutual Insurance
8.250%, 12/01/2031 (A)	1,000	1,333
7.875%, 04/01/2033 (A)	4,016	5,382
4.950%, 04/22/2044 (A)	6,440	6,589
New York Life Insurance
6.750%, 11/15/2039 (A)	5,515	7,422
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	3,840	4,783
Piedmont Operating Partnership‡
4.450%, 03/15/2024	1,740	1,785

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Principal Financial Group
4.625%, 09/15/2042	$1,520	$1,564
4.350%, 05/15/2043	1,545	1,522
Prudential Financial MTN
6.625%, 12/01/2037	708	931
5.800%, 11/16/2041	2,740	3,282
5.700%, 12/14/2036	7,039	8,313
Prudential Insurance of America
8.300%, 07/01/2025 (A)	4,500	6,175
Realty Income
4.650%, 08/01/2023‡	11,285	12,130
Royal Bank of Scotland Group
7.648%, 08/31/2049 (C)	1,900	2,204
Security Benefit Life
7.450%, 10/01/2033 (A)	3,805	4,202
Simon Property Group‡
6.750%, 02/01/2040	5,427	7,436
4.750%, 03/15/2042	2,805	3,024
SL Green Realty‡
7.750%, 03/15/2020	1,775	2,161
5.000%, 08/15/2018	1,000	1,093
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	4,660	6,301
Travelers
5.350%, 11/01/2040	1,935	2,270
Ventas Realty‡
5.700%, 09/30/2043	5,465	6,387
4.750%, 06/01/2021	2,500	2,761
WEA Finance
6.750%, 09/02/2019 (A)	2,090	2,546
Wells Fargo MTN
5.606%, 01/15/2044	1,645	1,867
4.100%, 06/03/2026	3,625	3,657
Wells Fargo Bank
6.600%, 01/15/2038	2,400	3,260
6.000%, 11/15/2017	300	345
5.950%, 08/26/2036	1,000	1,259
5.850%, 02/01/2037	5,620	6,954
XL Capital
6.375%, 11/15/2024	2,615	3,184
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (C)	1,939	2,094

		644,399

Health Care — 4.8%
AbbVie
4.400%, 11/06/2042	12,480	12,514
Aetna
4.750%, 03/15/2044	6,850	7,239
Amgen
6.400%, 02/01/2039	3,400	4,295
5.750%, 03/15/2040	980	1,145

190	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.150%, 11/15/2041	$3,700	$3,981
4.950%, 10/01/2041	825	871
AstraZeneca
6.450%, 09/15/2037	3,522	4,565
4.000%, 09/18/2042	1,825	1,749
Bristol-Myers Squibb
6.125%, 05/01/2038	3,580	4,637
CareFusion
3.875%, 05/15/2024	1,750	1,762
Catholic Health Initiatives
4.350%, 11/01/2042	7,535	7,150
Celgene
5.700%, 10/15/2040	7,424	8,585
4.625%, 05/15/2044	3,000	2,991
3.625%, 05/15/2024	4,215	4,247
Covidien International Finance
2.950%, 06/15/2023	1,290	1,257
Eli Lilly
4.650%, 06/15/2044	2,290	2,433
Gilead Sciences
4.800%, 04/01/2044	8,039	8,493
GlaxoSmithKline Capital
6.375%, 05/15/2038	3,405	4,441
Hartford HealthCare
5.746%, 04/01/2044	6,630	7,046
Howard Hughes Medical Institute
3.500%, 09/01/2023	4,623	4,786
Johnson & Johnson
4.375%, 12/05/2033	3,710	4,016
McKesson
3.796%, 03/15/2024	6,005	6,144
Mead Johnson Nutrition
5.900%, 11/01/2039	990	1,185
4.600%, 06/01/2044	825	833
Medtronic
3.625%, 03/15/2024	1,725	1,788
2.750%, 04/01/2023	3,280	3,193
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,845	2,021
Merck
6.550%, 09/15/2037	975	1,308
4.150%, 05/18/2043	5,260	5,196
3.600%, 09/15/2042	2,130	1,935
Merck Sharp & Dohme MTN
5.850%, 06/30/2039	530	657
5.760%, 05/03/2037	2,236	2,794
Mylan
4.200%, 11/29/2023	1,875	1,944
North Shore-Long Island Jewish Health Care
6.150%, 11/01/2043	2,920	3,589
4.800%, 11/01/2042	4,615	4,577

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Novartis Capital
4.400%, 05/06/2044	$10,005	$10,356
NYU Hospitals Center
5.750%, 07/01/2043	3,435	3,968
4.428%, 07/01/2042	4,230	3,987
Perrigo
4.000%, 11/15/2023 (A)	1,535	1,567
Pfizer
7.200%, 03/15/2039	590	831
4.400%, 05/15/2044	2,270	2,315
4.300%, 06/15/2043	3,620	3,624
Roche Holdings
7.000%, 03/01/2039 (A)	4,240	6,053
St. Barnabas
4.000%, 07/01/2028	4,375	3,883
Stryker
4.375%, 05/15/2044	2,000	1,997
4.100%, 04/01/2043	1,425	1,412
3.375%, 05/15/2024	2,145	2,143
Thermo Fisher Scientific
3.150%, 01/15/2023	3,020	2,996
UnitedHealth Group
6.875%, 02/15/2038	2,010	2,729
6.625%, 11/15/2037	555	735
4.250%, 03/15/2043	510	504
WellPoint
4.650%, 01/15/2043	2,080	2,119
Wyeth
6.000%, 02/15/2036	2,985	3,758
5.950%, 04/01/2037	936	1,159

		191,503

Industrials — 5.1%
ABB Treasury Center USA
4.000%, 06/15/2021 (A)	2,970	3,175
Alfa
5.250%, 03/25/2024 (A)	90	93
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023 (A)	3,396	3,664
BAE Systems
5.800%, 10/11/2041 (A)	4,995	5,920
Boeing
6.875%, 03/15/2039	621	875
6.625%, 02/15/2038	840	1,151
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	5,600	6,952
6.150%, 05/01/2037	1,280	1,586
5.750%, 05/01/2040	1,205	1,444
5.150%, 09/01/2043	2,415	2,682
4.900%, 04/01/2044	9,045	9,688
4.400%, 03/15/2042	4,430	4,414

SEI Institutional Investments Trust / Annual Report / May 31, 2014	191

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.375%, 09/01/2042	$1,850	$1,836
3.750%, 04/01/2024	1,950	2,021
3.450%, 09/15/2021	10	10
Caterpillar
4.750%, 05/15/2064	5,345	5,540
3.803%, 08/15/2042	7,353	6,812
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	4,980	5,677
Continental Airlines, Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	5,057	5,790
CSX
4.750%, 05/30/2042	4,425	4,668
Deere
3.900%, 06/09/2042	2,860	2,732
EADS Finance
2.700%, 04/17/2023 (A)	2,500	2,412
Federal Express
7.600%, 07/01/2097	2,095	2,859
FedEx
4.000%, 01/15/2024	1,495	1,566
4.000%, 01/15/2024	1,000	1,052
3.875%, 08/01/2042	9,167	8,280
General Dynamics
3.600%, 11/15/2042	3,070	2,851
General Electric
4.500%, 03/11/2044	4,375	4,579
4.125%, 10/09/2042	7,245	7,152
Heathrow Funding
4.875%, 07/15/2021 (A)	3,070	3,363
L-3 Communications
3.950%, 05/28/2024	3,645	3,703
Lockheed Martin
4.070%, 12/15/2042	4,768	4,648
Norfolk Southern
6.000%, 03/15/2105	3,703	4,459
6.000%, 05/23/2111	8,719	10,504
4.800%, 08/15/2043	2,200	2,368
3.850%, 01/15/2024	3,825	3,978
Northrop Grumman
4.750%, 06/01/2043	13,700	14,428
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	237	277
Precision Castparts
2.500%, 01/15/2023	1,790	1,721
Republic Services
3.550%, 06/01/2022	2,025	2,085
Sydney Airport Finance
3.900%, 03/22/2023 (A)	4,500	4,554

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sydney Airport Finance Pty
5.125%, 02/22/2021 (A)	$1,700	$1,892
Union Pacific
4.850%, 06/15/2044	5,355	5,948
4.821%, 02/01/2044	5,068	5,642
United Airlines, Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	2,970	3,006
United Parcel Service of America
8.375%, 04/01/2020 (D)	375	550
United Technologies
5.700%, 04/15/2040	9,785	12,081
4.500%, 06/01/2042	4,985	5,194
3.100%, 06/01/2022	2,375	2,424
US Airways, Pass-Through Trust, Ser 2011-1, Cl A
7.125%, 10/22/2023	1,693	1,963
Waste Management
4.600%, 03/01/2021	2,662	2,962

		205,231

Information Technology — 1.6%
Apple
4.450%, 05/06/2044	3,915	3,991
3.850%, 05/04/2043	3,265	3,032
3.450%, 05/06/2024	5,370	5,457
Cisco Systems
5.900%, 02/15/2039	3,920	4,764
Corning
5.750%, 08/15/2040	555	669
eBay
4.000%, 07/15/2042	4,110	3,745
EMC
2.650%, 06/01/2020	1,675	1,704
Intel
4.250%, 12/15/2042	2,735	2,685
4.000%, 12/15/2032	850	850
International Business Machines
3.625%, 02/12/2024	7,710	7,924
3.375%, 08/01/2023	2,940	2,991
Juniper Networks
5.950%, 03/15/2041	4,430	4,757
Microsoft
4.875%, 12/15/2043	2,900	3,199
3.500%, 11/15/2042	1,765	1,587
Oracle
6.500%, 04/15/2038	6,460	8,483
3.625%, 07/15/2023	2,320	2,404
Seagate HDD Cayman
4.750%, 01/01/2025 (A)	6,010	5,972

		64,214

192	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 2.1%
ArcelorMittal
7.500%, 10/15/2039	$850	$920
Barrick North America Finance LLC
5.750%, 05/01/2043	8,720	8,740
BHP Billiton Finance USA
5.000%, 09/30/2043	5,570	6,105
3.850%, 09/30/2023	2,155	2,264
CF Industries
5.150%, 03/15/2034	2,205	2,351
Dow Chemical
7.375%, 11/01/2029	2,670	3,604
4.375%, 11/15/2042	7,055	6,769
Freeport-McMoRan Copper
5.450%, 03/15/2043	7,877	8,104
LYB International Finance
4.875%, 03/15/2044	3,575	3,743
Mosaic
5.450%, 11/15/2033	1,225	1,366
Nacional del Cobre de Chile
5.625%, 10/18/2043 (A)	6,535	7,189
4.250%, 07/17/2042 (A)	835	759
Newcrest Finance
5.750%, 11/15/2041 (A)	4,921	4,336
Newmont Mining
4.875%, 03/15/2042	4,523	3,919
Praxair
3.550%, 11/07/2042	1,820	1,666
Rio Tinto Finance USA
7.125%, 07/15/2028	480	627
4.125%, 08/21/2042	120	113
Rohm & Haas
7.850%, 07/15/2029	4,785	6,608
Southern Copper
7.500%, 07/27/2035	2,974	3,464
Teck Resources
6.000%, 08/15/2040	180	189
5.400%, 02/01/2043	2,360	2,328
5.200%, 03/01/2042	1,050	1,005
Vale
5.625%, 09/11/2042	450	439
Vale Overseas
6.875%, 11/21/2036	2,045	2,271
Xstrata Finance Canada
6.000%, 11/15/2041 (A)	5,594	6,052

		84,931

Telecommunication Services — 5.0%
Alltel
7.875%, 07/01/2032	1,175	1,631
6.800%, 05/01/2029	570	707

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
America Movil
6.375%, 03/01/2035	$625	$751
4.375%, 07/16/2042	5,320	4,994
AT&T
6.500%, 09/01/2037	2,985	3,699
6.300%, 01/15/2038	2,275	2,760
5.550%, 08/15/2041	6,770	7,644
5.350%, 09/01/2040	6,004	6,566
4.350%, 06/15/2045	9,333	8,900
4.300%, 12/15/2042	3,351	3,201
British Telecommunications
9.625%, 12/15/2030	2,070	3,307
CenturyLink
7.650%, 03/15/2042	3,035	3,046
5.800%, 03/15/2022	350	364
Deutsche Telekom International Finance
9.250%, 06/01/2032	865	1,368
8.750%, 06/15/2030	785	1,155
4.875%, 03/06/2042 (A)	2,980	3,130
GTE
6.940%, 04/15/2028	1,360	1,706
Koninklijke KPN
8.375%, 10/01/2030	3,095	4,310
Orange
5.500%, 02/06/2044	3,905	4,293
Rogers Communications
5.450%, 10/01/2043	2,350	2,634
5.000%, 03/15/2044	5,300	5,516
4.100%, 10/01/2023	1,500	1,568
SES Global Americas Holdings GP
5.300%, 03/25/2044 (A)	4,500	4,793
Telecom Italia Capital
7.721%, 06/04/2038	1,370	1,548
6.000%, 09/30/2034	890	879
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	5,515	5,753
Telefonica Emisiones SAU
7.045%, 06/20/2036	2,290	2,885
4.570%, 04/27/2023	1,440	1,526
Verizon Communications
7.750%, 12/01/2030	780	1,070
7.350%, 04/01/2039	2,890	3,899
6.550%, 09/15/2043	48,585	61,668
6.400%, 09/15/2033	16,600	20,409
6.400%, 02/15/2038	560	686
6.250%, 04/01/2037	760	914
6.000%, 04/01/2041	1,500	1,772
5.050%, 03/15/2034	4,175	4,472
4.750%, 11/01/2041	5,235	5,289
3.850%, 11/01/2042	1,610	1,426

SEI Institutional Investments Trust / Annual Report / May 31, 2014	193

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Vodafone Group
4.375%, 02/19/2043	$11,810	$11,096

		203,335

Utilities — 8.7%
AGL Capital
5.875%, 03/15/2041	2,593	3,213
Arizona Public Services
8.000%, 12/30/2015	48	50
Baltimore Gas & Electric
5.200%, 06/15/2033	3,275	3,618
Berkshire Hathaway Energy
6.500%, 09/15/2037	3,860	4,991
6.125%, 04/01/2036	7,318	9,109
5.150%, 11/15/2043	2,250	2,518
Boston Gas
4.487%, 02/15/2042 (A)	2,147	2,210
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.850%, 06/01/2034	1,602	1,755
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	1,900	2,019
CenterPoint Energy Resources
6.250%, 02/01/2037	3,791	4,713
Consolidated Edison of New York
6.750%, 04/01/2038	1,725	2,341
6.300%, 08/15/2037	1,440	1,890
4.450%, 03/15/2044	4,340	4,468
Coso Geothermal Power Holdings
7.000%, 07/15/2026 (A)	1,836	1,377
Dominion Resources
5.250%, 08/01/2033	8,631	9,750
4.900%, 08/01/2041	2,715	2,905
DTE Energy
3.850%, 12/01/2023	2,215	2,318
3.500%, 06/01/2024	1,375	1,391
Duke Energy
3.750%, 04/15/2024	2,535	2,622
3.050%, 08/15/2022	1,420	1,419
Duke Energy Carolinas
6.100%, 06/01/2037	3,090	3,896
5.300%, 02/15/2040	8,120	9,654
4.000%, 09/30/2042	2,450	2,412
Duke Energy Florida
6.400%, 06/15/2038	590	794
6.350%, 09/15/2037	1,160	1,540
Duke Energy Indiana
6.350%, 08/15/2038	1,660	2,198
4.900%, 07/15/2043	2,280	2,554
Duke Energy Progress
4.375%, 03/30/2044	3,320	3,468

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Duquesne Light Holdings
6.250%, 08/15/2035	$3,125	$3,415
5.900%, 12/01/2021 (A)	750	865
Electricite de France
6.000%, 01/22/2114 (A)	8,445	9,477
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,211
Entergy Louisiana
6.300%, 09/01/2035	300	300
4.440%, 01/15/2026	3,210	3,519
Entergy Texas
7.125%, 02/01/2019	1,665	2,028
Exelon
5.625%, 06/15/2035	1,250	1,399
Exelon Generation LLC
6.250%, 10/01/2039	200	234
5.750%, 10/01/2041	4,931	5,516
5.600%, 06/15/2042	5,080	5,494
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	7,060	7,140
FirstEnergy, Ser C
7.375%, 11/15/2031	3,105	3,655
Florida Power & Light
5.960%, 04/01/2039	3,115	4,016
5.690%, 03/01/2040	5,000	6,282
5.650%, 02/01/2037	2,500	3,092
5.400%, 09/01/2035	3,200	3,810
Georgia Power
5.950%, 02/01/2039	3,850	4,787
5.400%, 06/01/2040	5,810	6,822
4.300%, 03/15/2042	2,215	2,228
4.300%, 03/15/2043	2,075	2,094
Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	2,200	2,479
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,291	1,602
4.875%, 11/01/2041 (A)	2,130	2,307
ITC Holdings
5.300%, 07/01/2043	2,085	2,317
Jersey Central Power & Light
6.400%, 05/15/2036	1,050	1,213
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	3,928	4,226
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	3,288
Kentucky Utilities
5.125%, 11/01/2040	2,355	2,741
KeySpan Gas East
5.819%, 04/01/2041 (A)	7,485	9,349
Metropolitan Edison
7.700%, 01/15/2019	350	430

194	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MidAmerican Energy
6.750%, 12/30/2031	$870	$1,163
5.800%, 10/15/2036	980	1,219
4.800%, 09/15/2043	1,725	1,910
MidAmerican Funding
6.927%, 03/01/2029	170	223
Monongahela Power
5.400%, 12/15/2043 (A)	945	1,086
4.100%, 04/15/2024 (A)	7,450	7,918
Narragansett Electric
4.170%, 12/10/2042 (A)	3,220	3,176
NextEra Energy Capital Holdings
6.000%, 03/01/2019	2,470	2,875
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	1,924
2.721%, 11/28/2022 (A)	700	683
NiSource Finance
5.950%, 06/15/2041	545	634
4.800%, 02/15/2044	1,985	2,025
Northeast Utilities
2.800%, 05/01/2023	2,120	2,041
Northern States Power
6.250%, 06/01/2036	1,813	2,367
5.350%, 11/01/2039	2,695	3,213
3.400%, 08/15/2042	1,185	1,063
NSTAR Electric
4.400%, 03/01/2044	655	688
Oncor Electric Delivery
7.500%, 09/01/2038	600	869
5.300%, 06/01/2042	8,438	9,922
5.250%, 09/30/2040	2,165	2,524
4.550%, 12/01/2041	1,890	1,990
4.100%, 06/01/2022	2,770	2,990
Pacific Gas & Electric
6.350%, 02/15/2038	1,000	1,278
6.250%, 03/01/2039	1,910	2,408
6.050%, 03/01/2034	4,940	6,087
5.800%, 03/01/2037	2,226	2,677
4.600%, 06/15/2043	2,345	2,468
4.500%, 12/15/2041	1,660	1,702
PacifiCorp
6.000%, 01/15/2039	1,310	1,657
5.750%, 04/01/2037	2,972	3,708
Pennsylvania Electric
6.150%, 10/01/2038	6,420	7,449
Potomac Electric Power
3.600%, 03/15/2024	3,000	3,113
PSEG Power LLC
8.625%, 04/15/2031	4,340	6,274
Public Service Electric & Gas MTN
3.650%, 09/01/2042	3,290	3,073
Public Service of Colorado
6.500%, 08/01/2038	725	983
6.250%, 09/01/2037	1,880	2,488

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.750%, 08/15/2041	$2,400	$2,649
4.300%, 03/15/2044	3,045	3,158
San Diego Gas & Electric
4.300%, 04/01/2042	1,375	1,424
Sempra Energy
6.000%, 10/15/2039	3,565	4,429
South Carolina Electric & Gas
6.050%, 01/15/2038	400	510
Southaven Combined Cycle Generation
3.846%, 08/15/2033	2,687	2,824
Southern California Edison
6.050%, 03/15/2039	4,355	5,586
4.650%, 10/01/2043	7,190	7,883
Southern California Gas
4.450%, 03/15/2044	2,450	2,617
3.750%, 09/15/2042	1,585	1,515
Southwestern Electric Power
6.200%, 03/15/2040	3,335	4,193
Texas-New Mexico Power
6.950%, 04/01/2043 (A)	1,082	1,510
Tucson Electric Power
5.000%, 03/15/2044	5,025	5,181
Union Electric
8.450%, 03/15/2039	2,405	3,952
Virginia Electric and Power
4.650%, 08/15/2043	2,250	2,446
4.450%, 02/15/2044	2,500	2,613
3.450%, 02/15/2024	530	543
Xcel Energy
4.800%, 09/15/2041	1	1

		350,431

Total Corporate Obligations (Cost $2,338,430) ($ Thousands)		2,539,249

MUNICIPAL BONDS — 6.5%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	1,690	2,305
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,382
City of Houston, Utility System Revenue, Ser B, RB
3.828%, 05/15/2028	2,775	2,921
3.428%, 05/15/2023	2,500	2,588
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,870	4,818
City of Houston, Utility System Revenue, Ser A, RB Callable 05/15/19 @ 100
5.250%, 11/15/2033	320	363

SEI Institutional Investments Trust / Annual Report / May 31, 2014	195

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
City of New York, Build America Project, GO Callable 12/01/20 @ 100
6.646%, 12/01/2031	$2,200	$2,621
5.817%, 10/01/2031	2,950	3,286
City of New York, Build America Project, GO
5.517%, 10/01/2037	3,950	4,607
City of Sacramento, Municipal Utility District, Build America Project, RB
6.156%, 05/15/2036	100	120
City of San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,705	4,687
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	1,310	1,500
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	1,160	1,443
Commonwealth of Pennsylvania, Build America Project, Ser B, GO
5.450%, 02/15/2030	4,535	5,340
Dallas, Convention Center Hotel Development, Build America Project, RB
7.088%, 01/01/2042	600	758
Dallas, Independent School District, Build America Project, GO, PSF-GTD Callable 02/15/21 @ 100
6.450%, 02/15/2035	3,415	3,978
Florida’s Turnpike Enterprise, Build America Project, RB Callable 07/01/19 @ 100
6.800%, 07/01/2039	580	656
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	7,045	8,148
Illinois, Finance Authority, RB
4.000%, 06/01/2047	2,350	2,234
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	4,860	6,180
Las Vegas, Valley Water District, Build America Project, GO
7.013%, 06/01/2039	390	437

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	$5,510	$6,723
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,990	2,852
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	2,965	3,928
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	1,225	1,700
6.008%, 07/01/2039	5,000	6,169
Los Angeles, Unified School District, Build America Project, GO
6.758%, 07/01/2034	3,080	4,135
Metropolitan New York, Transportation Authority, Build America Project, RB
6.814%, 11/15/2040	710	963
Michigan State University, Build America Project, Ser B, RB Callable 02/15/30 @ 100
6.173%, 02/15/2050	3,300	3,817
Missouri, Joint Municipal Electric Utility Commission, Build America Project, RB
6.890%, 01/01/2042	600	736
Municipal Electric Authority of Georgia, Build America Project, RB
6.637%, 04/01/2057	3,511	4,255
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	87
7.102%, 01/01/2041	2,650	3,719
New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/20 @ 100
6.491%, 06/15/2042	6,630	7,470
New York City, Municipal Water Finance Authority, Build America Project, RB
5.724%, 06/15/2042	1,320	1,655
5.440%, 06/15/2043	3,260	3,944
New York City, Municipal Water Finance Authority, RB Callable 12/15/20 @ 100
5.375%, 06/15/2043	600	683

196	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York City, Municipal Water Finance Authority, Ser GG, RB Callable 06/15/21 @ 100
5.000%, 06/15/2043	$710	$770
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	2,195	2,663
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.767%, 08/01/2036	4,150	5,060
5.508%, 08/01/2037	580	699
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	3,295	3,898
5.289%, 03/15/2033	1,550	1,803
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	4,856	6,685
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	120
Ohio State, Water Development Authority, RB
4.879%, 12/01/2034	3,925	4,296
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	725	808
4.458%, 10/01/2062	6,820	6,852
Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	1,600	2,096
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	2,785	3,663
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,580	3,087
State of California, Build America Project, GO
7.625%, 03/01/2040	4,440	6,473
7.600%, 11/01/2040	580	861
7.550%, 04/01/2039	7,405	10,864
7.500%, 04/01/2034	7,900	11,209
7.350%, 11/01/2039	5,330	7,503
7.300%, 10/01/2039	2,700	3,775

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
State of Illinois, Build America Project, GO
7.350%, 07/01/2035	$745	$904
7.100%, 07/01/2035	1,890	2,204
6.725%, 04/01/2035	380	443
6.630%, 02/01/2035	3,475	3,978
State of Illinois, GO
5.100%, 06/01/2033	8,450	8,551
State of New York, Build America Project, RB
5.770%, 03/15/2039	12,820	15,452
State of Oregon, GO
5.892%, 06/01/2027	3,750	4,621
State of Texas, Build America Project, GO
5.517%, 04/01/2039	2,090	2,613
Texas, Transportation Commission State Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	4,125	4,894
Triborough Bridge & Tunnel Authority, Build America Project, RB
5.450%, 11/15/2032	3,300	3,713
University of California, Ser AD, RB
4.858%, 05/15/2112	13,775	13,891
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	1,505	1,814

Total Municipal Bonds (Cost $235,037) ($ Thousands)		262,471

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%
FFCB
5.750%, 05/11/2026	6,525	8,176
FHLB
5.625%, 06/11/2021	960	1,175
FHLMC
6.750%, 03/15/2031	4,845	6,965
6.250%, 07/15/2032	6,735	9,319
3.511%, 12/17/2029 (B)	8,300	4,640
FICO STRIPS, PO
0.000%, 12/27/2018 to 09/26/2019 (B)	16,575	15,072
FNMA
7.250%, 05/15/2030	3,565	5,315
3.500%, 03/07/2033	2,529	2,368
3.000%, 11/26/2032 to 05/23/2033	4,596	4,082
Residual Funding STRIPS
3.500%, 04/15/2030	14,210	8,355
1.777%, 07/15/2020	1,706	1,498

SEI Institutional Investments Trust / Annual Report / May 31, 2014	197

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tennessee Valley Authority
7.125%, 05/01/2030	$11,165	$15,853
5.880%, 04/01/2036	13,625	17,571
5.500%, 06/15/2038	465	579
5.375%, 04/01/2056	12,593	15,287
5.250%, 09/15/2039	9,480	11,443
4.875%, 01/15/2048	635	714
4.625%, 09/15/2060	7,645	8,072
3.500%, 12/15/2042	5,480	5,022
Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/2038	3,700	1,366

Total U.S. Government Agency Obligations (Cost $143,399) ($ Thousands)		142,872

MORTGAGE-BACKED SECURITIES — 1.6%

Agency Mortgage-Backed Obligations — 1.2%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	366	405
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	662	706
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	5,750	5,811
FHLMC CMO, Ser 2013-4150, Cl JZ
3.000%, 01/15/2043	2,914	2,511
FHLMC CMO, Ser 3770, Cl ZB
5.000%, 12/15/2040	3,450	3,593
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	4,380	4,337
FHLMC Multifamily Structured Pass-Through Certificates, Ser K034, Cl A2
3.531%, 07/25/2023 (C)	5,385	5,666
FNMA
3.841%, 09/01/2020	3,783	4,095
3.762%, 12/01/2020	3,815	4,126
3.665%, 10/01/2020	3,848	4,151
3.583%, 09/01/2020	1,949	2,085
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	886	1,079
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	499	520
FNMA CMO, Ser 2007-68, Cl SC, IO
6.550%, 07/25/2037 (C)	106	17

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA ARM
1.625%, 06/20/2032 (C)	$109	$113
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	173	185
GNMA CMO, Ser 2009-8, Cl PS, IO
6.149%, 08/16/2038 (C)	226	34
GNMA CMO, Ser 2010-4, Cl NS, IO
6.239%, 01/16/2040 (C)	240	38
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (B)	10,425	7,331

		46,803

Non-Agency Mortgage-Backed Obligations — 0.4%
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
0.580%, 08/25/2034 (A) (C)	1,630	1,526
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.390%, 07/25/2037 (A) (C)	1,402	1,239
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.226%, 08/25/2035 (C)	21	14
Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.470%, 03/25/2035 (C)	148	113
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.362%, 03/19/2045 (C)	205	189
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	4,540	4,799
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.952%, 11/19/2034 (C)	283	237
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.462%, 08/19/2045 (C)	385	355
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.930%, 12/25/2034 (C)	130	109
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.550%, 08/25/2034 (C)	73	66
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.582%, 10/25/2034 (C)	102	102
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.010%, 09/25/2034 (C)	31	27

198	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.460%, 10/25/2036 (C)	$17	$13
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	4,410	4,756
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	31	33
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	43	44
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.595%, 12/25/2034 (C)	70	71
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.480%, 01/25/2045 (C)	187	184
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.618%, 04/25/2036 (C)	196	196
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	3,590	3,776

		17,849

Total Mortgage-Backed Securities (Cost $59,562) ($ Thousands)		64,652

SOVEREIGN DEBT — 1.3%
Banco Nacional de Desenvolvimento Economicoe Social
5.500%, 07/12/2020 (A)	1,300	1,412
Federal Republic of Brazil
5.625%, 01/07/2041	3,935	4,250
4.250%, 01/07/2025	2,280	2,326
Inter-American Development Bank
4.375%, 01/24/2044	4,075	4,403
International Bank for Reconstruction & Development MTN
3.602%, 10/31/2030 (B)	5,850	3,026
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,760
2.926%, 08/15/2026 (B)	2,585	1,712
2.635%, 05/15/2024 (B)	1,545	1,135

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Province of Quebec Canada MTN
6.350%, 01/30/2026	$2,925	$3,694
Republic of Colombia
5.625%, 02/26/2044	3,515	3,959
4.000%, 02/26/2024	840	870
Republic of Panama
4.300%, 04/29/2053	915	810
United Mexican States MTN
6.050%, 01/11/2040	470	569
5.950%, 03/19/2019	1,300	1,515
5.750%, 10/12/2110	664	710
5.550%, 01/21/2045	7,310	8,352
4.750%, 03/08/2044	9,915	10,113
4.000%, 10/02/2023	2,652	2,791

Total Sovereign Debt (Cost $49,794) ($ Thousands)		53,407

ASSET-BACKED SECURITIES — 0.6%

Mortgage Related Securities — 0.0%
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (C)	78	81

Other Asset-Backed Securities — 0.6%
Beacon Container Finance, Ser 2012-1A, Cl A
3.720%, 09/20/2027 (A)	1,881	1,920
CAL Funding II, Ser 2012-1A, Cl A
3.470%, 10/25/2027 (A)	2,735	2,755
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	180	165
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (A)	1,900	1,902
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (A)	833	843
Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A2
0.950%, 04/26/2032 (A) (C)	2,765	2,763
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	1,564	1,630
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
1.000%, 07/27/2037 (A) (C)	2,745	2,745
SLM Student Loan Trust, Ser 2011-1, Cl A2
1.300%, 10/25/2034 (C)	2,620	2,694

SEI Institutional Investments Trust / Annual Report / May 31, 2014	199

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (A)	$1,785	$1,891
Triton Container Finance, Ser 2007-1A
0.290%, 02/26/2019 (A) (C)	328	327
Triton Container Finance, Ser 2012-1A, Cl A
4.210%, 05/14/2027 (A)	2,560	2,562

		22,197

Total Asset-Backed Securities (Cost $21,909) ($ Thousands)		22,278

U.S. TREASURY OBLIGATIONS — 22.0%
U.S. Treasury Bills (B) (E)
0.025%, 08/14/2014	1,581	1,581
U.S. Treasury Bonds
6.250%, 05/15/2030	17,130	24,483
6.125%, 08/15/2029	9,473	13,301
5.375%, 02/15/2031	61,769	81,583
5.250%, 02/15/2029	8,535	11,009
4.500%, 02/15/2036	25,913	31,638
4.500%, 08/15/2039	54,410	66,686
4.250%, 05/15/2039	10,200	12,044
3.875%, 08/15/2040	29,835	33,266
3.750%, 11/15/2043	19,040	20,658
3.625%, 08/15/2043	54,256	57,579
3.625%, 02/15/2044	226,485	240,216
3.125%, 11/15/2041	14,415	14,034
3.125%, 02/15/2043 (E)	46,591	45,070
2.750%, 08/15/2042	5,780	5,192
2.750%, 11/15/2042	41,040	36,801
U.S. Treasury Inflation-Protected Securities
1.375%, 02/15/2044	11,594	12,678

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)
U.S. Treasury Notes
2.500%, 05/15/2024	$5,910	$5,932
1.625%, 04/30/2019	10,085	10,141
U.S. Treasury STRIPS (B)
3.912%, 05/15/2043	152,390	136,289
3.287%, 05/15/2039	500	215
3.042%, 05/15/2030	26,900	16,417
2.680%, 11/15/2027	8,300	5,624

Total U.S. Treasury Obligations (Cost $844,209) ($ Thousands)		882,437

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%*†	21,523,458	21,523

Total Cash Equivalent (Cost $21,523) ($ Thousands)		21,523

Total Investments — 99.2% (Cost $3,713,863) ($ Thousands)		$3,988,889

The open futures contracts held by the Fund at May 31, 2014, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(321)	Sep-2014	$(173)
U.S. 2-Year Treasury Note	(1,889)	Sep-2014	(149)
U.S. 5-Year Treasury Note	370	Sep-2014	62
U.S. Long Treasury Bond	371	Sep-2014	(117)
U.S. Ultra Long Treasury Bond	519	Sep-2014	404

			$27

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3 Month USD - LIBOR	11/15/43	$3,570	$(273)

A list of the open OTC swap agreements held by the Fund at May 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Barclays Bank PLC	2.48%	3 Month USD - LIBOR	11/15/27	$2,605	$12
Barclays Bank PLC	2.42	3 Month USD - LIBOR	11/15/27	2,630	36
Citigroup	2.71	3 Month USD - LIBOR	08/15/42	5,255	537

					$585

200	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	Goldman Sachs Group, Inc.	Buy	1.00%	09/20/16	$5,000	$(245)

For the year ended May 31, 2014, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $4,021,437 ($ Thousands).

*	The rate reported is the 7-day effective yield as of May 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2014. The date reported on the Schedule of Investments is the final maturity date.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on May 31, 2014. The coupon on a step bond changes on a specified date.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

OTC — Over the Counter

PO — Principal Only

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,539,249	$—	$2,539,249
Municipal Bonds	—	262,471	—	262,471
U.S. Government Agency Obligations	—	142,872	—	142,872
Mortgage-Backed Securities	—	64,652	—	64,652
Sovereign Debt	—	53,407	—	53,407
Asset-Backed Securities	—	22,278	—	22,278
U.S. Treasury Obligations	—	882,437	—	882,437
Cash Equivalent	21,523	—	—	21,523

Total Investments in Securities	$21,523	$3,967,366	$—	$3,988,889

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$466	$—	$—	$466
Unrealized Depreciation	(439)	—	—	(439)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(273)	—	(273)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	585	—	585
Credit Default Swaps
Unrealized Depreciation	—	(245)	—	(245)

Total Other Financial Instruments	$27	$67	$—	$94

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	201

SCHEDULE OF INVESTMENTS

Long Duration Corporate Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 92.7%

Consumer Discretionary — 10.3%
21st Century Fox America
8.150%, 10/17/2036	$1,281	$1,813
7.750%, 12/01/2045	500	724
7.430%, 10/01/2026	1,450	1,858
7.125%, 04/08/2028	400	500
6.900%, 08/15/2039	1,565	2,055
6.750%, 01/09/2038	3,825	4,732
6.650%, 11/15/2037	6,735	8,608
6.550%, 03/15/2033	1,355	1,669
6.400%, 12/15/2035	1,100	1,377
6.200%, 12/15/2034	4,474	5,457
6.150%, 02/15/2041	540	659
5.400%, 10/01/2043	3,655	4,102
AutoZone
3.125%, 07/15/2023	490	477
CBS
5.900%, 10/15/2040	40	46
Comcast
7.050%, 03/15/2033	970	1,308
6.950%, 08/15/2037	4,215	5,679
6.550%, 07/01/2039	855	1,107
6.450%, 03/15/2037	4,030	5,147
6.400%, 05/15/2038	9,210	11,706
4.750%, 03/01/2044	4,105	4,333
4.650%, 07/15/2042	7,590	7,878
4.250%, 01/15/2033	2,930	3,016
2.850%, 01/15/2023	2,950	2,924
Comcast Cable Communications Holdings
9.455%, 11/15/2022	620	902
Cox Communications
8.375%, 03/01/2039 (A)	50	70
6.950%, 06/01/2038 (A)	700	850
5.450%, 12/15/2014	8	8
4.700%, 12/15/2042 (A)	3,350	3,271

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.500%, 06/30/2043 (A)	$220	$210
3.250%, 12/15/2022 (A)	2,531	2,489
CVS Caremark
6.250%, 06/01/2027	2,400	3,005
6.125%, 09/15/2039	3,690	4,640
5.750%, 05/15/2041	2,100	2,525
5.300%, 12/05/2043	2,079	2,375
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	4,342	5,752
Darden Restaurants
6.800%, 10/15/2037	650	764
3.350%, 11/01/2022	620	591
DIRECTV Holdings LLC
6.375%, 03/01/2041	1,495	1,806
6.350%, 03/15/2040	5,606	6,674
5.150%, 03/15/2042	4,795	5,056
4.450%, 04/01/2024	725	771
Discovery Communications LLC
4.950%, 05/15/2042	460	468
3.300%, 05/15/2022	215	215
Ford Motor
7.450%, 07/16/2031	3,159	4,211
7.400%, 11/01/2046	3,460	4,699
4.750%, 01/15/2043	2,110	2,142
Grupo Televisa
6.625%, 01/15/2040	20	25
Home Depot
4.875%, 02/15/2044	365	399
3.750%, 02/15/2024	355	372
Johnson Controls
5.700%, 03/01/2041	55	65
Lowe’s
7.110%, 05/15/2037	3,092	4,146
5.800%, 10/15/2036	1,090	1,321
5.125%, 11/15/2041	2,835	3,197
5.000%, 09/15/2043	1,050	1,155
4.650%, 04/15/2042	75	79
Macy’s Retail Holdings
7.450%, 07/15/2017	40	47
McDonald’s MTN
6.300%, 03/01/2038	1,021	1,331
4.875%, 07/15/2040	710	789
3.700%, 02/15/2042	805	739
NBCUniversal Media LLC
6.400%, 04/30/2040	50	64
5.950%, 04/01/2041	3,250	3,966
4.450%, 01/15/2043	450	453
4.375%, 04/01/2021	65	72
2.875%, 01/15/2023	225	224
QVC
5.950%, 03/15/2043	2,250	2,377
Target
7.000%, 01/15/2038	2,179	2,957
6.650%, 08/01/2028	355	439

202	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.500%, 10/15/2037	$1,085	$1,400
4.000%, 07/01/2042	2,060	1,933
TCI Communications
7.875%, 02/15/2026	970	1,354
Thomson Reuters
5.650%, 11/23/2043	1,540	1,695
4.500%, 05/23/2043	290	273
Time Warner
7.700%, 05/01/2032	3,772	5,261
7.625%, 04/15/2031	8,240	11,437
6.250%, 03/29/2041	1,566	1,914
6.200%, 03/15/2040	500	604
6.100%, 07/15/2040	1,130	1,351
5.375%, 10/15/2041	11,425	12,599
5.350%, 12/15/2043	4,500	4,962
Time Warner Cable
7.300%, 07/01/2038	1,420	1,910
6.750%, 06/15/2039	1,990	2,568
6.550%, 05/01/2037	5,055	6,290
5.875%, 11/15/2040	4,405	5,145
5.500%, 09/01/2041	8,110	8,976
4.500%, 09/15/2042	2,470	2,415
Time Warner Entertainment
8.375%, 07/15/2033	1,440	2,109
Viacom
5.850%, 09/01/2043	7,735	8,857
4.875%, 06/15/2043	190	191
4.375%, 03/15/2043	5,291	4,908
Walgreen
4.400%, 09/15/2042	30	29
Wal-Mart Stores
7.550%, 02/15/2030	1,100	1,592
6.500%, 08/15/2037	4,434	5,878
5.625%, 04/01/2040	5,750	6,969
5.625%, 04/15/2041	2,870	3,492
5.250%, 09/01/2035	800	929
5.000%, 10/25/2040	13,420	14,978
4.750%, 10/02/2043	5,330	5,786
4.300%, 04/22/2044	2,020	2,046
4.000%, 04/11/2043	2,150	2,077
Walt Disney MTN
4.125%, 12/01/2041	40	40
4.125%, 06/01/2044	3,030	3,010
Yum! Brands
6.875%, 11/15/2037	372	476

		290,340

Consumer Staples — 4.8%
Ahold Finance USA
6.875%, 05/01/2029	935	1,185
Altria Group
10.200%, 02/06/2039	2,000	3,371
9.950%, 11/10/2038	1,093	1,804
5.375%, 01/31/2044	6,570	7,138

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.250%, 08/09/2042	$420	$388
2.850%, 08/09/2022	440	425
Anheuser-Busch
6.450%, 09/01/2037	2,300	3,045
Anheuser-Busch InBev Finance
4.625%, 02/01/2044	5,200	5,533
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	4,045	6,314
6.375%, 01/15/2040	210	278
3.750%, 07/15/2042	10,379	9,640
Autopistas Metropolitanas de Puerto Rico
6.750%, 06/30/2035 (A)	1,000	886
Bestfoods
7.250%, 12/15/2026	170	233
Bowdoin College
4.693%, 07/01/2112	5,155	4,917
California Institute of Technology
4.700%, 11/01/2111	1,000	979
Cargill
4.100%, 11/01/2042 (A)	690	667
Coca-Cola Femsa
5.250%, 11/26/2043	2,950	3,323
ConAgra Foods
8.250%, 09/15/2030	1,040	1,456
7.000%, 10/01/2028	355	450
6.625%, 08/15/2039	2,600	3,257
4.650%, 01/25/2043	3,916	3,902
Diageo Capital
5.875%, 09/30/2036	485	597
3.875%, 04/29/2043	5,130	4,825
Diageo Investment
4.250%, 05/11/2042	1,425	1,415
Fomento Economico Mexicano
4.375%, 05/10/2043	1,280	1,195
General Mills
5.400%, 06/15/2040	505	575
4.150%, 02/15/2043	1,855	1,814
Heineken
4.000%, 10/01/2042 (A)	1,420	1,328
Kimberly-Clark
5.300%, 03/01/2041	555	658
Kraft Foods Group
5.000%, 06/04/2042	4,750	5,061
Land O’ Lakes
6.000%, 11/15/2022 (A)	880	955
Lorillard Tobacco
8.125%, 05/01/2040	60	81
6.875%, 05/01/2020	1,130	1,361
3.750%, 05/20/2023	1,080	1,066

SEI Institutional Investments Trust / Annual Report / May 31, 2014	203

SCHEDULE OF INVESTMENTS

Long Duration Corporate Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Massachusetts Institute of Technology
4.678%, 07/01/2114	$3,280	$3,530
Mondelez International
6.500%, 02/09/2040	1,307	1,662
4.000%, 02/01/2024	8,605	8,907
Northwestern University
4.643%, 12/01/2044	1,200	1,306
Pepsi Bottling Group
7.000%, 03/01/2029	1,175	1,576
PepsiCo
4.875%, 11/01/2040	1,130	1,231
4.000%, 03/05/2042	3,420	3,307
3.600%, 08/13/2042	3,340	2,979
3.000%, 08/25/2021	16	16
Pernod Ricard
5.500%, 01/15/2042 (A)	1,175	1,325
Philip Morris International
6.375%, 05/16/2038	420	537
4.500%, 03/20/2042	7,205	7,363
4.125%, 03/04/2043	5,830	5,641
3.875%, 08/21/2042	1,780	1,651
3.600%, 11/15/2023	1,225	1,261
Reckitt Benckiser Treasury Services
3.625%, 09/21/2023 (A)	460	471
Reynolds American
6.150%, 09/15/2043	20	23
4.750%, 11/01/2042	25	24
SABMiller Holdings
4.950%, 01/15/2042 (A)	8,045	8,758
Tufts University
5.017%, 04/15/2112	2,314	2,391
Unilever Capital
5.900%, 11/15/2032	1,325	1,735

		135,816

Energy — 13.3%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	1,872	2,083
Anadarko Finance
7.500%, 05/01/2031	5,545	7,537
Anadarko Petroleum
6.950%, 06/15/2019	190	233
6.450%, 09/15/2036	6,590	8,296
4.507%, 10/10/2036 (B)	13,000	4,947
Apache
6.900%, 09/15/2018	10	12
5.100%, 09/01/2040	4,065	4,469
4.750%, 04/15/2043	3,695	3,871
4.250%, 01/15/2044	8,350	8,194
Baker Hughes
5.125%, 09/15/2040	65	74

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BG Energy Capital
5.125%, 10/15/2041 (A)	$5,540	$6,191
BP Capital Markets
3.994%, 09/26/2023	2,385	2,513
3.245%, 05/06/2022	633	641
3.125%, 10/01/2015	320	332
2.750%, 05/10/2023	1,875	1,803
Buckeye Partners
5.850%, 11/15/2043	70	78
Cameron International
7.000%, 07/15/2038	40	52
Canadian Natural Resources
6.750%, 02/01/2039	2,660	3,525
6.450%, 06/30/2033	155	192
6.250%, 03/15/2038	1,375	1,719
Canadian Oil Sands
6.000%, 04/01/2042 (A)	985	1,151
Cenovus Energy
6.750%, 11/15/2039	1,395	1,819
5.700%, 10/15/2019	180	209
5.200%, 09/15/2043	1,725	1,896
4.450%, 09/15/2042	700	697
CNOOC Finance
3.000%, 05/09/2023	1,130	1,064
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/2024	1,120	1,151
Conoco Funding
7.250%, 10/15/2031	2,030	2,878
6.950%, 04/15/2029	2,950	4,068
ConocoPhillips
6.500%, 02/01/2039	8,713	11,783
5.900%, 05/15/2038	2,400	3,054
5.750%, 02/01/2019	335	393
ConocoPhillips Canada Funding I
5.950%, 10/15/2036	1,040	1,321
Continental Resources
4.900%, 06/01/2044	1,770	1,831
3.800%, 06/01/2024 (A)	1,530	1,552
DCP Midstream Operating
5.600%, 04/01/2044	1,460	1,614
4.950%, 04/01/2022	35	39
Devon Energy
7.950%, 04/15/2032	2,075	2,943
6.300%, 01/15/2019	50	59
5.600%, 07/15/2041	2,620	3,050
4.750%, 05/15/2042	1,940	2,000
Devon Financing
7.875%, 09/30/2031	145	204
Diamond Offshore Drilling
5.700%, 10/15/2039	4,000	4,529
4.875%, 11/01/2043	5,665	5,702

204	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
El Paso Natural Gas
8.375%, 06/15/2032	$1,540	$2,164
7.500%, 11/15/2026	645	831
El Paso Pipeline Partners Operating LLC
4.700%, 11/01/2042	1,355	1,254
Enbridge
4.500%, 06/10/2044	1,805	1,789
Encana
6.625%, 08/15/2037	705	889
5.150%, 11/15/2041	2,525	2,727
Energy Transfer Partners
8.250%, 11/15/2029	750	1,052
6.500%, 02/01/2042	45	53
6.050%, 06/01/2041	1,880	2,118
5.950%, 10/01/2043	7,255	8,094
5.150%, 02/01/2043	5,894	6,006
Eni
5.700%, 10/01/2040 (A)	2,120	2,372
EnLink Midstream Partners
5.600%, 04/01/2044	1,000	1,114
Ensco
4.700%, 03/15/2021	40	44
Enterprise Products Operating LLC
6.650%, 10/15/2034	3,000	3,815
6.450%, 09/01/2040	110	139
5.950%, 02/01/2041	1,085	1,301
5.750%, 03/01/2035	185	213
5.700%, 02/15/2042	7,450	8,657
5.100%, 02/15/2045	2,600	2,787
4.850%, 08/15/2042	2,000	2,064
4.850%, 03/15/2044	310	323
4.450%, 02/15/2043	1,720	1,686
Gulf South Pipeline
4.000%, 06/15/2022	4,400	4,451
Halliburton
7.450%, 09/15/2039	145	211
Hess
6.000%, 01/15/2040	45	54
5.600%, 02/15/2041	1,490	1,712
Husky Energy
6.800%, 09/15/2037	1,145	1,524
Kinder Morgan Energy Partners
6.950%, 01/15/2038	1,790	2,215
6.375%, 03/01/2041	4,200	4,906
5.625%, 09/01/2041	1,425	1,514
5.500%, 03/01/2044	5,535	5,866
5.000%, 08/15/2042	1,595	1,578
LASMO
7.300%, 11/15/2027	2,705	3,641
Marathon Oil
6.600%, 10/01/2037	2,410	3,129
2.800%, 11/01/2022	1,225	1,188

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Marathon Petroleum
6.500%, 03/01/2041	$2,133	$2,686
Motiva Enterprises
6.850%, 01/15/2040 (A)	4,675	6,211
Nexen Energy ULC
7.500%, 07/30/2039	3,260	4,360
Noble Energy
6.000%, 03/01/2041	65	79
5.250%, 11/15/2043	5,360	5,915
4.150%, 12/15/2021	855	920
Noble Holding International
3.950%, 03/15/2022	11	11
ONEOk Partners
6.850%, 10/15/2037	135	171
ONEOK Partners
6.125%, 02/01/2041	80	94
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,000	1,223
Petrobras Global Finance BV
7.250%, 03/17/2044	2,250	2,482
6.250%, 03/17/2024	975	1,037
5.625%, 05/20/2043	3,090	2,775
4.375%, 05/20/2023	315	301
Petrobras International Finance
6.750%, 01/27/2041	390	406
5.750%, 01/20/2020	610	650
Petro-Canada
7.875%, 06/15/2026	20	27
6.800%, 05/15/2038	1,745	2,326
Petroleos Mexicanos
6.500%, 06/02/2041	170	199
6.375%, 01/23/2045 (A)	1,920	2,210
5.500%, 06/27/2044	835	861
Phillips 66
5.875%, 05/01/2042	5,662	6,889
Plains All American Pipeline
5.150%, 06/01/2042	450	490
3.850%, 10/15/2023	7,263	7,456
Pride International
7.875%, 08/15/2040	4,230	6,255
Ruby Pipeline
6.000%, 04/01/2022 (A)	2,000	2,261
Schlumberger Investment
3.650%, 12/01/2023	4,970	5,174
Shell International Finance BV
6.375%, 12/15/2038	5,256	6,988
5.500%, 03/25/2040	2,500	2,994
4.550%, 08/12/2043	2,500	2,649
3.400%, 08/12/2023	1,250	1,280
Southern Natural Gas
8.000%, 03/01/2032	220	300
7.350%, 02/15/2031	2,960	3,759
Spectra Energy Capital
6.750%, 02/15/2032	800	918
3.300%, 03/15/2023	3,010	2,882

SEI Institutional Investments Trust / Annual Report / May 31, 2014	205

SCHEDULE OF INVESTMENTS

Long Duration Corporate Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Statoil
6.500%, 12/01/2028 (A)	$2,405	$3,106
5.250%, 04/15/2019	685	789
4.800%, 11/08/2043	1,534	1,696
3.950%, 05/15/2043	3,375	3,260
3.700%, 03/01/2024	850	888
2.450%, 01/17/2023	1,825	1,760
Suncor Energy
7.150%, 02/01/2032	635	867
6.850%, 06/01/2039	3,215	4,334
6.500%, 06/15/2038	3,565	4,591
5.950%, 12/01/2034	1,385	1,666
Talisman Energy
6.250%, 02/01/2038	2,310	2,668
5.500%, 05/15/2042	3,170	3,416
Tennessee Gas Pipeline
8.375%, 06/15/2032	3,375	4,716
7.000%, 10/15/2028	7,555	9,576
Texas Eastern Transmission
7.000%, 07/15/2032	985	1,289
2.800%, 10/15/2022 (A)	2,050	1,940
Total Capital International
3.700%, 01/15/2024	2,855	2,963
2.700%, 01/25/2023	885	861
TransCanada PipeLines
7.625%, 01/15/2039	2,270	3,287
7.250%, 08/15/2038	1,490	2,078
6.100%, 06/01/2040	3,435	4,283
4.625%, 03/01/2034	9,763	10,349
Transcontinental Gas PipeLine
7.250%, 12/01/2026	900	1,154
5.400%, 08/15/2041	1,480	1,687
4.450%, 08/01/2042	3,345	3,370
Transocean
7.350%, 12/15/2041	3,405	4,235
Valero Energy
10.500%, 03/15/2039	3,834	6,477
6.625%, 06/15/2037	90	112
Weatherford International
9.875%, 03/01/2039	1,265	1,991
Weatherford International LLC
6.800%, 06/15/2037	45	55
Williams
7.750%, 06/15/2031	2,068	2,457
Williams Partners
6.300%, 04/15/2040	50	60
5.800%, 11/15/2043	1,300	1,481
5.400%, 03/04/2044	1,600	1,716
4.000%, 11/15/2021	375	392

		376,059

Financials — 23.4%
ACE INA Holdings
6.700%, 05/15/2036	3,382	4,555

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Aflac
6.900%, 12/17/2039	$4,280	$5,787
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	6,640	8,877
Alexandria Real Estate Equities‡
4.600%, 04/01/2022	1,075	1,144
3.900%, 06/15/2023	400	399
American Express
4.050%, 12/03/2042	4,244	4,069
American International Group
4.875%, 06/01/2022	360	403
American Tower Trust I‡
3.070%, 03/15/2023 (A)	1,725	1,695
Ameriprise Financial
4.000%, 10/15/2023	1,295	1,369
ARC Properties Operating Partnership‡
4.600%, 02/06/2024 (A)	1,550	1,597
Arch Capital Group US
5.144%, 11/01/2043	2,915	3,168
Assurant
6.750%, 02/15/2034	2,645	3,127
Bank of America MTN
7.750%, 05/14/2038	1,275	1,751
6.500%, 07/15/2018	265	311
6.110%, 01/29/2037	3,650	4,215
6.000%, 10/15/2036	9,060	11,046
5.875%, 02/07/2042	500	595
5.700%, 01/24/2022	400	464
5.000%, 05/13/2021	4,620	5,153
5.000%, 01/21/2044	6,570	6,967
4.875%, 04/01/2044	2,895	3,017
4.100%, 07/24/2023	5,840	6,039
4.000%, 04/01/2024	1,210	1,238
3.300%, 01/11/2023	1,820	1,792
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	56
Bank One Capital III
8.750%, 09/01/2030	320	436
Berkshire Hathaway
4.500%, 02/11/2043	6,734	6,895
3.400%, 01/31/2022	56	58
Berkshire Hathaway Finance
5.750%, 01/15/2040	2,455	2,960
4.400%, 05/15/2042	2,250	2,274
4.300%, 05/15/2043	2,255	2,243
2.450%, 12/15/2015	13	13
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	4,839	5,914
Blackstone Holdings Finance LLC
5.000%, 06/15/2044 (A)	1,910	1,985

206	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Boston Properties‡
4.125%, 05/15/2021	$1,000	$1,073
3.850%, 02/01/2023	2,700	2,797
3.800%, 02/01/2024	375	383
BPCE
5.150%, 07/21/2024 (A)	2,580	2,669
Camden Property Trust‡
4.625%, 06/15/2021	1,250	1,373
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	8,363	9,289
CBL & Associates‡
5.250%, 12/01/2023	1,200	1,275
CDP Financial
5.600%, 11/25/2039 (A)	6,945	8,706
Chase Capital VI
0.850%, 08/01/2028 (C)	1,695	1,470
Chubb
6.500%, 05/15/2038	1,110	1,488
Cincinnati Financial
6.125%, 11/01/2034	3,553	4,089
Citigroup
8.125%, 07/15/2039	1,162	1,735
6.875%, 03/05/2038	3,511	4,619
6.875%, 02/15/2098	2,545	3,213
6.675%, 09/13/2043	4,391	5,364
6.125%, 08/25/2036	5,310	6,065
5.875%, 02/22/2033	4,994	5,512
5.875%, 05/29/2037	2,357	2,802
5.500%, 09/13/2025	950	1,050
5.300%, 05/06/2044	2,105	2,152
4.500%, 01/14/2022	390	423
3.875%, 10/25/2023	5,935	6,037
CME Group
5.300%, 09/15/2043	2,863	3,290
CNA Financial
5.875%, 08/15/2020	25	29
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000%, 12/31/2049 (A) (C)	2,000	2,683
5.800%, 09/30/2110 (A)	4,875	5,430
5.750%, 12/01/2043	3,480	3,961
5.250%, 05/24/2041	115	129
4.500%, 01/11/2021	35	39
3.875%, 02/08/2022	55	59
Crown Castle Towers
6.113%, 01/15/2020 (A)	1,682	1,952
DaimlerChrysler
8.500%, 01/18/2031	150	229
Deutsche Bank
3.700%, 05/30/2024	1,575	1,583
Deutsche Bank Financial MTN
5.375%, 03/02/2015	25	26
Devon OEI Operating
7.500%, 09/15/2027	735	971

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Discover Bank
8.700%, 11/18/2019	$474	$603
Discover Financial Services
3.850%, 11/21/2022	686	697
Duke Realty‡
3.875%, 10/15/2022	2,115	2,155
3.625%, 04/15/2023	405	403
ERP Operating‡
4.625%, 12/15/2021	55	61
Essex Portfolio‡
5.500%, 03/15/2017 (A)	750	834
3.875%, 05/01/2024 (A)	750	766
3.250%, 05/01/2023	4,365	4,270
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	1,001
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (C)	6,080	6,819
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	2,010	2,128
Ford Holdings
9.300%, 03/01/2030	2,255	3,334
Ford Motor Credit LLC
4.375%, 08/06/2023	1,000	1,062
2.375%, 01/16/2018	440	449
General Electric Capital MTN
6.875%, 01/10/2039	8,776	11,773
6.750%, 03/15/2032	14,520	19,183
6.150%, 08/07/2037	280	348
6.000%, 08/07/2019	1,490	1,767
5.875%, 01/14/2038	19,839	23,771
3.150%, 09/07/2022	2,305	2,332
Goldman Sachs Group
6.750%, 10/01/2037	13,265	15,916
6.250%, 02/01/2041	6,919	8,523
6.150%, 04/01/2018	970	1,116
6.125%, 02/15/2033	17,080	20,339
5.950%, 01/15/2027	3,015	3,421
5.750%, 10/01/2016	345	381
5.375%, 03/15/2020	175	198
5.250%, 07/27/2021	398	447
4.000%, 03/03/2024	5,515	5,612
3.700%, 08/01/2015	55	57
3.625%, 01/22/2023	215	215
Guardian Life Insurance of America
7.375%, 09/30/2039 (A)	1,955	2,760
Hartford Financial Services Group
6.625%, 03/30/2040	3,434	4,514
6.100%, 10/01/2041	1,800	2,249
5.950%, 10/15/2036	1,685	2,034
HBOS
6.000%, 11/01/2033 (A)	2,429	2,645

SEI Institutional Investments Trust / Annual Report / May 31, 2014	207

SCHEDULE OF INVESTMENTS

Long Duration Corporate Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HCP‡
5.375%, 02/01/2021	$1,000	$1,143
4.250%, 11/15/2023	13,090	13,681
3.150%, 08/01/2022	640	629
Health Care‡
6.500%, 03/15/2041	135	172
5.250%, 01/15/2022	180	202
5.125%, 03/15/2043	1,785	1,914
3.750%, 03/15/2023	5,704	5,763
Healthcare Realty Trust‡
5.750%, 01/15/2021	765	870
Healthcare Trust of America Holdings‡
3.700%, 04/15/2023	4,120	4,029
Highmark
6.125%, 05/15/2041 (A)	1,025	982
4.750%, 05/15/2021 (A)	1,330	1,333
HSBC Bank
7.650%, 05/01/2025	1,155	1,488
4.750%, 01/19/2021 (A)	150	168
HSBC Bank USA
7.000%, 01/15/2039	4,270	5,729
5.875%, 11/01/2034	4,981	5,865
5.625%, 08/15/2035	3,965	4,539
HSBC Holdings
6.800%, 06/01/2038	2,240	2,836
6.500%, 09/15/2037	5,625	6,899
6.100%, 01/14/2042	965	1,222
5.250%, 03/14/2044	6,915	7,311
4.000%, 03/30/2022	275	293
ING Bank
5.800%, 09/25/2023 (A)	5,100	5,703
International Lease Finance
7.125%, 09/01/2018 (A)	1,500	1,736
Intesa Sanpaolo
5.250%, 01/12/2024	2,040	2,198
Invesco Finance
5.375%, 11/30/2043	70	79
JPMorgan Chase
6.400%, 05/15/2038	3,548	4,473
5.600%, 07/15/2041	4,675	5,449
5.400%, 01/06/2042	7,345	8,317
4.850%, 02/01/2044	2,250	2,358
4.250%, 10/15/2020	300	326
3.875%, 02/01/2024	4,645	4,791
3.200%, 01/25/2023	200	198
JPMorgan Chase Capital XXI
1.173%, 02/02/2037 (C)	2,650	2,180
JPMorgan Chase Capital XXIII
1.224%, 05/15/2047 (C)	500	395
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	8,622	9,197
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	3,199	3,210

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Liberty Mutual Group
6.500%, 03/15/2035 (A)	$190	$232
6.500%, 05/01/2042 (A)	9,977	12,564
4.250%, 06/15/2023 (A)	305	318
Liberty Property
4.750%, 10/01/2020‡	200	219
Lincoln National
6.300%, 10/09/2037	100	126
6.150%, 04/07/2036	45	56
Loews
4.125%, 05/15/2043	30	28
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	1,250	1,442
5.000%, 02/22/2017 (A)	65	71
Macquarie Group
7.300%, 08/01/2014 (A)	50	50
6.250%, 01/14/2021 (A)	40	46
6.000%, 01/14/2020 (A)	100	113
Marsh & McLennan
3.500%, 06/03/2024	1,510	1,512
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	2,010	3,214
MetLife
10.750%, 08/01/2039	405	632
6.500%, 12/15/2032	350	456
6.400%, 12/15/2036	3,650	4,072
6.375%, 06/15/2034	110	143
5.875%, 02/06/2041	3,820	4,690
5.700%, 06/15/2035	955	1,146
4.875%, 11/13/2043	4,980	5,366
4.368%, 09/15/2023	1,265	1,367
4.125%, 08/13/2042	20	19
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	500	615
Metropolitan Life Global Funding I
3.000%, 01/10/2023 (A)	2,100	2,086
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	2,000	2,667
Morgan Stanley
7.250%, 04/01/2032	3,734	4,998
6.375%, 07/24/2042	4,590	5,789
6.250%, 08/09/2026	120	146
5.375%, 10/15/2015	480	510
3.875%, 04/29/2024	4,960	5,016
National City
4.900%, 01/15/2015	50	51
Nationwide Health Properties MTN‡
6.900%, 10/01/2037	1,600	1,974
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	890	1,391
8.250%, 12/01/2031 (A)	500	667

208	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
7.875%, 04/01/2033 (A)	$527	$706
4.950%, 04/22/2044 (A)	4,320	4,420
New York Life Global Funding
2.450%, 07/14/2016 (A)	50	52
New York Life Insurance
6.750%, 11/15/2039 (A)	6,880	9,259
Nordea Bank
4.250%, 09/21/2022 (A)	55	57
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	4,415	5,499
Pacific Life Insurance
9.250%, 06/15/2039 (A)	1,000	1,515
PNC Bank
3.800%, 07/25/2023	450	465
PNC Funding
6.700%, 06/10/2019	100	121
Post Apartment Homes
3.375%, 12/01/2022	1,100	1,074
Principal Financial Group
4.625%, 09/15/2042	5,550	5,712
Progressive
4.350%, 04/25/2044	910	925
Prudential Financial MTN
6.625%, 06/21/2040	625	820
6.200%, 11/15/2040	965	1,211
5.750%, 07/15/2033	360	422
5.700%, 12/14/2036	6,599	7,793
5.625%, 05/12/2041	30	35
5.400%, 06/13/2035	2,825	3,205
Prudential Holdings
8.695%, 12/18/2023 (A)	718	912
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,372
Raymond James Financial
5.625%, 04/01/2024	1,950	2,211
Realty Income‡
4.650%, 08/01/2023	2,450	2,633
3.250%, 10/15/2022	3,006	2,946
Royal Bank of Scotland Group
6.100%, 06/10/2023	610	662
6.000%, 12/19/2023	390	418
5.125%, 05/28/2024	680	680
Siemens Financieringsmaatschappij
6.125%, 08/17/2026 (A)	100	125
Simon Property Group‡
6.750%, 02/01/2040	4,385	6,008
4.750%, 03/15/2042	3,555	3,832
4.375%, 03/01/2021	40	44
SL Green Realty‡
7.750%, 03/15/2020	60	73
5.000%, 08/15/2018	3,000	3,279

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	$2,581	$2,497
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	4,540	6,139
Travelers
6.250%, 06/15/2037	125	162
5.350%, 11/01/2040	1,565	1,836
Travelers Property Casualty
6.375%, 03/15/2033	320	418
Trinity Acquisition
6.125%, 08/15/2043	50	55
US Bancorp MTN
4.125%, 05/24/2021	22	24
Validus Holdings
8.875%, 01/26/2040	1,100	1,592
Ventas Realty‡
5.700%, 09/30/2043	3,910	4,570
4.750%, 06/01/2021	1,000	1,104
Wachovia
7.574%, 08/01/2026 (D)	2,375	3,114
5.750%, 06/15/2017	150	170
WEA Finance
6.750%, 09/02/2019 (A)	1,500	1,827
Weingarten Realty Investors‡
3.375%, 10/15/2022	1,884	1,854
Wells Fargo
5.606%, 01/15/2044	2,523	2,863
5.375%, 11/02/2043	1,250	1,364
4.600%, 04/01/2021	40	45
4.100%, 06/03/2026	3,480	3,511
3.500%, 03/08/2022	235	244
Wells Fargo Bank
6.600%, 01/15/2038	5,125	6,963
5.950%, 08/26/2036	1,100	1,385
5.850%, 02/01/2037	3,165	3,917
Weyerhaeuser‡
7.375%, 03/15/2032	410	546
WP Carey
4.600%, 04/01/2024	4,135	4,315
XLIT
5.250%, 12/15/2043	4,570	5,076
ZFS Finance USA Trust I
6.500%, 05/09/2037 (A) (C)	890	950
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (C)	2,475	2,673

		658,930

Health Care — 6.9%
AbbVie
4.400%, 11/06/2042	11,565	11,597
Actavis
3.250%, 10/01/2022	1,000	983

SEI Institutional Investments Trust / Annual Report / May 31, 2014	209

SCHEDULE OF INVESTMENTS

Long Duration Corporate Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Aetna
4.750%, 03/15/2044	$1,500	$1,585
4.500%, 05/15/2042	1,750	1,794
Amgen
6.900%, 06/01/2038	1,690	2,229
5.750%, 03/15/2040	1,455	1,700
5.650%, 06/15/2042	2,025	2,347
5.150%, 11/15/2041	5,680	6,111
3.625%, 05/15/2022	190	197
3.625%, 05/22/2024	1,680	1,696
Ascension Health
4.847%, 11/15/2053	895	1,004
AstraZeneca
6.450%, 09/15/2037	3,745	4,854
4.000%, 09/18/2042	760	728
Baxter International
4.500%, 06/15/2043	65	67
3.200%, 06/15/2023	490	487
Bristol-Myers Squibb
6.125%, 05/01/2038	1,675	2,170
Cardinal Health
4.600%, 03/15/2043	2,183	2,238
CareFusion
4.875%, 05/15/2044	965	968
Catholic Health Initiatives
4.350%, 11/01/2042	3,250	3,084
Celgene
5.700%, 10/15/2040	5,142	5,946
5.250%, 08/15/2043	670	733
4.625%, 05/15/2044	6,305	6,287
3.625%, 05/15/2024	500	504
Cigna
5.875%, 03/15/2041	65	79
City of Hope
5.623%, 11/15/2043	850	936
Covidien International Finance
2.950%, 06/15/2023	810	789
Eli Lilly
7.125%, 06/01/2025	410	545
4.650%, 06/15/2044	1,005	1,068
Express Scripts Holding
6.125%, 11/15/2041	1,650	1,995
Gilead Sciences
4.800%, 04/01/2044	9,388	9,918
GlaxoSmithKline Capital
6.375%, 05/15/2038	2,375	3,098
Hartford HealthCare
5.746%, 04/01/2044	2,705	2,875
Hospira
5.800%, 08/12/2023	1,860	2,091
Howard Hughes Medical Institute
3.500%, 09/01/2023	2,250	2,330

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Humana
8.150%, 06/15/2038	$1,745	$2,540
4.625%, 12/01/2042	55	55
Johnson & Johnson
5.950%, 08/15/2037	1,130	1,454
4.375%, 12/05/2033	1,300	1,407
McKesson
6.000%, 03/01/2041	40	48
4.883%, 03/15/2044	4,430	4,650
Mead Johnson Nutrition
5.900%, 11/01/2039	620	742
4.600%, 06/01/2044	560	565
Medtronic
4.625%, 03/15/2044	3,299	3,480
4.000%, 04/01/2043	6,515	6,285
3.625%, 03/15/2024	1,200	1,244
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,000	1,096
4.125%, 07/01/2052	30	29
Merck
6.550%, 09/15/2037	1,460	1,959
6.500%, 12/01/2033	935	1,250
4.150%, 05/18/2043	3,050	3,013
3.600%, 09/15/2042	1,820	1,653
2.800%, 05/18/2023	230	225
Merck Sharp & Dohme MTN
5.850%, 06/30/2039	710	880
5.760%, 05/03/2037	1,100	1,375
Mylan
5.400%, 11/29/2043	4,610	4,985
North Shore-Long Island Jewish Health Care
6.150%, 11/01/2043	630	774
4.800%, 11/01/2042	2,400	2,380
Novartis Capital
4.400%, 05/06/2044	5,160	5,341
NYU Hospitals Center
4.428%, 07/01/2042	2,650	2,498
Perrigo
5.300%, 11/15/2043 (A)	3,880	4,180
Pfizer
7.200%, 03/15/2039	1,525	2,147
4.400%, 05/15/2044	1,400	1,427
4.300%, 06/15/2043	2,060	2,062
Providence Health & Services Obligated Group
4.379%, 10/01/2023	2,400	2,585
Roche Holdings
7.000%, 03/01/2039 (A)	7,475	10,671
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,546

210	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
St. Barnabas
4.000%, 07/01/2028	$2,240	$1,988
Stryker
4.375%, 05/15/2044	1,220	1,218
4.100%, 04/01/2043	785	778
3.375%, 05/15/2024	2,670	2,667
Sutter Health
2.286%, 08/15/2053	2,000	1,897
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	1,345	1,302
Teva Pharmaceutical Finance LLC, Ser 2006
6.150%, 02/01/2036	920	1,100
Thermo Fisher Scientific
4.150%, 02/01/2024	1,600	1,686
3.150%, 01/15/2023	1,740	1,726
UnitedHealth Group
6.875%, 02/15/2038	1,411	1,916
6.625%, 11/15/2037	2,530	3,351
6.500%, 06/15/2037	455	592
5.950%, 02/15/2041	150	187
5.800%, 03/15/2036	325	394
5.700%, 10/15/2040	1,055	1,280
4.375%, 03/15/2042	30	30
3.950%, 10/15/2042	3,525	3,322
Watson Pharmaceuticals
4.625%, 10/01/2042	25	25
WellPoint
5.100%, 01/15/2044	670	729
4.650%, 01/15/2043	1,460	1,487
4.625%, 05/15/2042	45	46
3.300%, 01/15/2023	1,090	1,087
2.375%, 02/15/2017	20	21
Wyeth
5.950%, 04/01/2037	4,425	5,478
Zoetis
4.700%, 02/01/2043	25	26

		193,912

Industrials — 6.2%
ABB Treasury Center USA
4.000%, 06/15/2021 (A)	1,840	1,967
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	527	528
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	8	9
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023 (A)	1,868	2,015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BAE Systems
5.800%, 10/11/2041 (A)	$740	$877
BAE Systems Finance
7.500%, 07/01/2027 (A)	4,122	5,511
BAE Systems Holdings
5.200%, 08/15/2015 (A)	15	16
Boeing
6.875%, 03/15/2039	640	902
6.625%, 02/15/2038	850	1,165
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	1,333	1,789
6.150%, 05/01/2037	5,280	6,541
5.150%, 09/01/2043	3,460	3,843
5.050%, 03/01/2041	65	71
4.950%, 09/15/2041	25	27
4.900%, 04/01/2044	8,865	9,495
4.450%, 03/15/2043	1,250	1,245
4.400%, 03/15/2042	7,040	7,014
Canadian National Railway
6.200%, 06/01/2036	2,665	3,442
4.500%, 11/07/2043	3,800	4,056
Caterpillar
5.200%, 05/27/2041	640	729
4.750%, 05/15/2064	3,720	3,856
3.803%, 08/15/2042	1,480	1,371
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	2,023	2,306
Continental Airlines, Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,092	2,173
CSX
4.750%, 05/30/2042	2,800	2,954
Cummins
4.875%, 10/01/2043	1,285	1,419
Deere
3.900%, 06/09/2042	1,970	1,882
EADS Finance
2.700%, 04/17/2023 (A)	1,565	1,510
Eaton
4.150%, 11/02/2042	1,420	1,376
4.000%, 11/02/2032	5,500	5,498
Federal Express
7.600%, 07/01/2097	1,403	1,914
FedEx
4.900%, 01/15/2034	2,310	2,488
4.100%, 04/15/2043	790	739
3.875%, 08/01/2042	4,341	3,921
General Dynamics
3.600%, 11/15/2042	1,715	1,593

SEI Institutional Investments Trust / Annual Report / May 31, 2014	211

SCHEDULE OF INVESTMENTS

Long Duration Corporate Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
General Electric
4.500%, 03/11/2044	$3,010	$3,150
4.125%, 10/09/2042	3,345	3,302
2.700%, 10/09/2022	1,010	995
Honeywell International
5.700%, 03/15/2037	300	367
5.375%, 03/01/2041	385	459
Illinois Tool Works
3.900%, 09/01/2042	115	109
Koninklijke Philips
6.875%, 03/11/2038	80	108
Lockheed Martin
4.850%, 09/15/2041	1,885	2,082
4.070%, 12/15/2042	3,000	2,924
Norfolk Southern
6.000%, 03/15/2105	2,125	2,559
6.000%, 05/23/2111	4,330	5,216
4.800%, 08/15/2043	3,025	3,256
3.000%, 04/01/2022	1,380	1,371
Northrop Grumman
4.750%, 06/01/2043	3,290	3,465
3.250%, 08/01/2023	6,865	6,807
Odebrecht Offshore Drilling Finance
6.625%, 10/01/2022 (A)	6	6
Pitney Bowes
6.250%, 03/15/2019	15	17
Raytheon
7.200%, 08/15/2027	400	527
4.700%, 12/15/2041	560	604
Republic Services
6.200%, 03/01/2040	30	38
5.700%, 05/15/2041	2,100	2,498
3.550%, 06/01/2022	1,620	1,668
Rockwell Collins
3.700%, 12/15/2023	820	854
Stanley Black & Decker
5.200%, 09/01/2040	50	56
2.900%, 11/01/2022	1,430	1,405
Sydney Airport Finance
3.900%, 03/22/2023 (A)	2,500	2,530
Union Pacific
4.850%, 06/15/2044	640	711
4.821%, 02/01/2044	5,668	6,310
4.750%, 09/15/2041	25	27
4.750%, 12/15/2043	4,415	4,841
United Parcel Service
6.200%, 01/15/2038	690	899
United Technologies
5.700%, 04/15/2040	6,620	8,174
4.500%, 06/01/2042	13,490	14,055
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	2,318	2,607

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Waste Management
7.750%, 05/15/2032	$200	$284
7.375%, 03/11/2019	25	31
7.100%, 08/01/2026	130	171
6.125%, 11/30/2039	1,215	1,514
4.600%, 03/01/2021	1,645	1,830

		174,069

Information Technology — 2.6%
Apple
4.450%, 05/06/2044	4,675	4,766
3.850%, 05/04/2043	8,885	8,250
Applied Materials
5.850%, 06/15/2041	90	106
Cisco Systems
5.900%, 02/15/2039	4,439	5,395
5.500%, 01/15/2040	1,585	1,861
Corning
5.750%, 08/15/2040	345	416
eBay
4.000%, 07/15/2042	4,750	4,329
EMC
2.650%, 06/01/2020	1,390	1,414
Hewlett-Packard
6.000%, 09/15/2041	3,165	3,570
Intel
4.800%, 10/01/2041	4,890	5,237
4.000%, 12/15/2032	2,897	2,896
2.700%, 12/15/2022	1,895	1,849
International Business Machines
5.875%, 11/29/2032	300	377
4.000%, 06/20/2042	3,683	3,561
3.625%, 02/12/2024	3,660	3,762
3.375%, 08/01/2023	2,050	2,085
Intuit
5.750%, 03/15/2017	25	28
Juniper Networks
5.950%, 03/15/2041	4,640	4,983
Microsoft
5.300%, 02/08/2041	515	606
4.875%, 12/15/2043	1,200	1,324
4.500%, 10/01/2040	760	799
3.500%, 11/15/2042	670	603
Motorola Solutions
7.500%, 05/15/2025	1,480	1,894
3.500%, 03/01/2023	1,035	1,004
Oracle
6.500%, 04/15/2038	6,280	8,246
Seagate HDD Cayman
4.750%, 06/01/2023 (A)	4,200	4,253
4.750%, 01/01/2025 (A)	840	835
Tyco Electronics Group
7.125%, 10/01/2037	70	91

		74,540

212	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 3.5%
ArcelorMittal
7.250%, 03/01/2041	$1,525	$1,601
Barrick North America Finance LLC
7.500%, 09/15/2038	15	17
5.750%, 05/01/2043	11,735	11,762
5.700%, 05/30/2041	1,000	993
BHP Billiton Finance USA
5.000%, 09/30/2043	11,280	12,363
Braskem America Finance
7.125%, 07/22/2041 (A)	1,355	1,386
CF Industries
5.150%, 03/15/2034	1,155	1,232
4.950%, 06/01/2043	35	35
Dow Chemical
7.375%, 11/01/2029	1,020	1,377
5.250%, 11/15/2041	415	451
4.375%, 11/15/2042	4,030	3,866
E.I. du Pont de Nemours
2.800%, 02/15/2023	1,505	1,473
Ecolab
5.500%, 12/08/2041	20	24
Freeport-McMoRan Copper
5.450%, 03/15/2043	5,278	5,430
Georgia-Pacific LLC
8.875%, 05/15/2031	2,145	3,215
7.250%, 06/01/2028	330	435
International Paper
8.700%, 06/15/2038	1,000	1,504
Kinross
5.950%, 03/15/2024 (A)	2,960	3,038
LYB International Finance BV
5.250%, 07/15/2043	1,525	1,677
4.875%, 03/15/2044	1,730	1,811
4.000%, 07/15/2023	185	194
LyondellBasell Industries
5.000%, 04/15/2019	685	772
Mosaic
5.625%, 11/15/2043	1,450	1,637
Nacional del Cobre de Chile
5.625%, 10/18/2043 (A)	1,155	1,271
Newcrest Finance
5.750%, 11/15/2041 (A)	4,867	4,288
Newmont Mining
6.250%, 10/01/2039	1,770	1,803
5.875%, 04/01/2035	100	99
4.875%, 03/15/2042	3,075	2,664
Nucor
6.400%, 12/01/2037	40	49
Plains Exploration & Production
6.875%, 02/15/2023	1,005	1,142
Praxair
3.550%, 11/07/2042	1,135	1,039

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Rio Tinto Alcan
7.250%, 03/15/2031	$800	$1,038
6.125%, 12/15/2033	1,714	2,070
Rio Tinto Finance USA
9.000%, 05/01/2019	150	198
5.200%, 11/02/2040	40	44
4.750%, 03/22/2042	120	125
4.125%, 08/21/2042	1,910	1,795
3.500%, 11/02/2020	20	21
Rohm & Haas
7.850%, 07/15/2029	6,220	8,590
Southern Copper
7.500%, 07/27/2035	790	920
6.750%, 04/16/2040	270	293
Teck Resources
6.000%, 08/15/2040	50	52
5.400%, 02/01/2043	3,590	3,542
5.200%, 03/01/2042	1,030	986
3.750%, 02/01/2023	195	189
Union Carbide
7.750%, 10/01/2096	25	31
Vale
5.625%, 09/11/2042	2,330	2,272
Vale Overseas
8.250%, 01/17/2034	600	750
6.875%, 11/21/2036	1,550	1,722
6.875%, 11/10/2039	55	61
Xstrata Finance Canada
6.000%, 11/15/2041 (A)	4,617	4,995
5.550%, 10/25/2042 (A)	620	633

		98,975

Telecommunication Services — 8.7%
Alltel
7.875%, 07/01/2032	1,135	1,575
6.800%, 05/01/2029	1,050	1,303
America Movil
6.375%, 03/01/2035	50	60
6.125%, 11/15/2037	50	59
6.125%, 03/30/2040	2,100	2,484
4.375%, 07/16/2042	5,885	5,524
3.125%, 07/16/2022	200	198
AT&T
8.000%, 11/15/2031	2,625	3,836
6.500%, 09/01/2037	748	927
6.300%, 01/15/2038	8,960	10,871
6.150%, 09/15/2034	350	407
5.600%, 05/15/2018	40	46
5.550%, 08/15/2041	5,355	6,047
5.350%, 09/01/2040	5,510	6,026
4.350%, 06/15/2045	7,678	7,322
4.300%, 12/15/2042	7,140	6,820
3.000%, 02/15/2022	20	20

SEI Institutional Investments Trust / Annual Report / May 31, 2014	213

SCHEDULE OF INVESTMENTS

Long Duration Corporate Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bellsouth Capital Funding
7.875%, 02/15/2030	$750	$985
British Telecommunications
9.625%, 12/15/2030	4,640	7,412
Centel Capital
9.000%, 10/15/2019	25	30
CenturyLink
7.650%, 03/15/2042	990	994
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,511	3,970
8.750%, 06/15/2030	1,545	2,272
4.875%, 03/06/2042 (A)	2,845	2,988
Grupo Televisa
5.000%, 05/13/2045	2,925	2,928
GTE
8.750%, 11/01/2021	100	131
6.940%, 04/15/2028	1,310	1,644
Koninklijke KPN
8.375%, 10/01/2030	4,235	5,897
Orange
9.000%, 03/01/2031	55	83
5.500%, 02/06/2044	6,425	7,064
5.375%, 01/13/2042	1,855	2,001
Qwest
7.250%, 09/15/2025	1,400	1,622
Rogers Communications
7.500%, 08/15/2038	55	75
5.450%, 10/01/2043	5,200	5,829
5.000%, 03/15/2044	3,225	3,356
4.500%, 03/15/2043	2,232	2,171
SES Global Americas Holdings GP
5.300%, 03/25/2044 (A)	4,393	4,679
Telecom Italia Capital
6.175%, 06/18/2014	33	33
6.000%, 09/30/2034	620	612
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	6,823	7,118
Telefonica Emisiones SAU
7.045%, 06/20/2036	615	775
6.421%, 06/20/2016	75	83
6.221%, 07/03/2017	65	74
5.877%, 07/15/2019	45	52
5.462%, 02/16/2021	127	144
4.570%, 04/27/2023	3,520	3,729
Telefonica Europe BV
8.250%, 09/15/2030	1,405	1,886
Verizon Communications
7.750%, 12/01/2030	650	892
7.350%, 04/01/2039	1,350	1,821
6.900%, 04/15/2038	170	219
6.550%, 09/15/2043	50,121	63,618

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.400%, 09/15/2033	$20,792	$25,562
6.350%, 04/01/2019	705	841
6.000%, 04/01/2041	2,500	2,953
5.850%, 09/15/2035	2,700	3,141
5.050%, 03/15/2034	1,250	1,339
4.750%, 11/01/2041	8,810	8,900
Vodafone Group
7.875%, 02/15/2030	1,415	1,956
6.150%, 02/27/2037	300	353
4.375%, 02/19/2043	8,360	7,855
2.950%, 02/19/2023	2,775	2,660

		246,272

Utilities — 13.0%
AGL Capital
6.375%, 07/15/2016	100	111
5.875%, 03/15/2041	900	1,115
4.400%, 06/01/2043	1,325	1,357
3.500%, 09/15/2021	68	71
Alabama Power
5.200%, 06/01/2041	155	181
5.125%, 02/15/2019	195	222
American Transmission Systems
5.250%, 01/15/2022 (A)	1,135	1,246
Appalachian Power
7.000%, 04/01/2038	600	817
6.700%, 08/15/2037	50	66
5.800%, 10/01/2035	125	147
4.600%, 03/30/2021	605	677
Arizona Public Service
8.750%, 03/01/2019	1,005	1,303
5.050%, 09/01/2041	50	57
4.500%, 04/01/2042	12	13
Baltimore Gas & Electric
6.350%, 10/01/2036	125	162
5.200%, 06/15/2033	1,620	1,790
Berkshire Hathaway Energy
6.500%, 09/15/2037	4,125	5,334
6.125%, 04/01/2036	7,815	9,727
5.950%, 05/15/2037	245	298
5.150%, 11/15/2043	2,085	2,333
Boston Gas
4.487%, 02/15/2042 (A)	1,325	1,364
Bruce Mansfield Unit 1 2007 Pass Through Trust
6.850%, 06/01/2034	4,502	4,932
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	5,712	6,069
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,361
4.500%, 01/15/2021	40	44

214	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Commonwealth Edison
4.700%, 01/15/2044	$1,195	$1,310
Connecticut Light & Power
2.500%, 01/15/2023	1,200	1,155
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,598
6.200%, 06/15/2036	65	84
5.850%, 04/01/2018	180	208
5.700%, 06/15/2040	40	49
5.500%, 12/01/2039	75	90
4.450%, 03/15/2044	650	669
3.950%, 03/01/2043	3,030	2,903
Dominion Gas Holdings
4.800%, 11/01/2043 (A)	995	1,076
Dominion Resources
5.950%, 06/15/2035	40	48
5.250%, 08/01/2033	5,765	6,513
4.900%, 08/01/2041	2,885	3,087
4.050%, 09/15/2042	1,000	940
DTE Electric
3.950%, 06/15/2042	80	78
3.900%, 06/01/2021	30	33
DTE Energy
6.375%, 04/15/2033	120	152
3.500%, 06/01/2024	930	941
Duke Energy
3.950%, 10/15/2023	3,285	3,467
3.550%, 09/15/2021	17	18
3.050%, 08/15/2022	3,380	3,378
2.150%, 11/15/2016	25	26
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	141
6.100%, 06/01/2037	2,010	2,534
5.300%, 02/15/2040	5,760	6,848
4.000%, 09/30/2042	5,580	5,493
3.900%, 06/15/2021	50	54
Duke Energy Florida
6.400%, 06/15/2038	360	484
Duke Energy Indiana
6.350%, 08/15/2038	3,255	4,310
4.900%, 07/15/2043	1,330	1,490
Duke Energy Progress
4.375%, 03/30/2044	1,630	1,703
4.100%, 05/15/2042	750	745
Duquesne Light Holdings
6.250%, 08/15/2035	2,500	2,732
El Paso Electric
3.300%, 12/15/2022	925	898
Electricite de France
6.000%, 01/22/2114 (A)	10,445	11,722
5.250%, 12/29/2049 (A) (C)	720	740
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,101

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Enel Finance International
6.000%, 10/07/2039 (A)	$680	$751
Entergy Louisiana
4.440%, 01/15/2026	1,420	1,557
Exelon
5.625%, 06/15/2035	500	560
Exelon Generation LLC
6.250%, 10/01/2039	5,580	6,528
5.750%, 10/01/2041	5,465	6,113
5.600%, 06/15/2042	4,325	4,678
5.200%, 10/01/2019	100	113
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	2,885	2,917
FirstEnergy, Ser C
7.375%, 11/15/2031	3,058	3,600
Florida Power & Light
5.960%, 04/01/2039	2,390	3,081
5.690%, 03/01/2040	4,163	5,230
5.650%, 02/01/2037	1,000	1,237
4.050%, 06/01/2042	1,250	1,251
3.800%, 12/15/2042	2,215	2,132
Georgia Power
5.650%, 03/01/2037	105	126
5.400%, 06/01/2040	8,270	9,710
4.750%, 09/01/2040	30	32
4.300%, 03/15/2042	7,325	7,369
4.300%, 03/15/2043	600	606
Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	750	845
Indiana Michigan Power
6.050%, 03/15/2037	280	340
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	710	881
4.875%, 11/01/2041 (A)	1,290	1,397
4.650%, 06/01/2043 (A)	4,350	4,562
International Transmission
4.625%, 08/15/2043 (A)	1,000	1,083
ITC Holdings
5.300%, 07/01/2043	1,210	1,344
3.650%, 06/15/2024	1,930	1,934
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	2,045	2,200
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,500	3,162
Kentucky Utilities
5.125%, 11/01/2040	2,425	2,822
KeySpan Gas East
5.819%, 04/01/2041 (A)	4,801	5,997
Louisville Gas & Electric
4.650%, 11/15/2043	3,150	3,415
Massachusetts Electric
5.900%, 11/15/2039 (A)	70	85

SEI Institutional Investments Trust / Annual Report / May 31, 2014	215

SCHEDULE OF INVESTMENTS

Long Duration Corporate Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MidAmerican Energy MTN
6.750%, 12/30/2031	$475	$635
5.800%, 10/15/2036	856	1,064
Monongahela Power
5.400%, 12/15/2043 (A)	6,075	6,982
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	986
Nevada Power
6.650%, 04/01/2036	100	135
NextEra Energy Capital Holdings
6.000%, 03/01/2019	1,530	1,781
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	1,924
NiSource Finance
5.950%, 06/15/2041	220	256
5.800%, 02/01/2042	900	1,028
4.800%, 02/15/2044	3,855	3,932
Northeast Utilities
2.800%, 05/01/2023	1,335	1,285
Northern States Power
6.250%, 06/01/2036	1,176	1,535
6.200%, 07/01/2037	3,130	4,092
3.400%, 08/15/2042	645	579
2.600%, 05/15/2023	1,760	1,700
NSTAR Electric
4.400%, 03/01/2044	2,525	2,653
Oglethorpe Power
5.375%, 11/01/2040	1,745	2,011
5.250%, 09/01/2050	1,270	1,424
4.200%, 12/01/2042	4,000	3,926
Oncor Electric Delivery
7.000%, 09/01/2022	175	224
6.800%, 09/01/2018	35	42
5.300%, 06/01/2042	4,429	5,208
5.250%, 09/30/2040	4,050	4,721
4.550%, 12/01/2041	4,260	4,485
4.100%, 06/01/2022	2,150	2,321
ONE Gas
4.658%, 02/01/2044 (A)	1,500	1,637
Pacific Gas & Electric
6.250%, 03/01/2039	4,340	5,472
6.050%, 03/01/2034	5,675	6,993
5.800%, 03/01/2037	1,205	1,449
5.125%, 11/15/2043	30	34
4.600%, 06/15/2043	3,300	3,473
3.250%, 09/15/2021	18	19
PacifiCorp
6.250%, 10/15/2037	1,085	1,419
6.000%, 01/15/2039	1,920	2,429
4.100%, 02/01/2042	1,205	1,200
PECO Energy
4.800%, 10/15/2043	1,505	1,686

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pennsylvania Electric
6.150%, 10/01/2038	$3,600	$4,177
6.050%, 09/01/2017	50	55
Piedmont Natural Gas
4.650%, 08/01/2043	830	891
Pipeline Funding LLC
7.500%, 01/15/2030 (A)	3,725	4,716
Potomac Electric Power
4.950%, 11/15/2043	950	1,081
PPL Electric Utilities
5.200%, 07/15/2041	1,100	1,290
PPL Energy Supply
4.600%, 12/15/2021	100	100
Progress Energy
7.050%, 03/15/2019	1,720	2,100
4.400%, 01/15/2021	25	27
PSEG Power LLC
8.625%, 04/15/2031	2,243	3,243
5.125%, 04/15/2020	50	56
4.300%, 11/15/2023	2,155	2,258
4.150%, 09/15/2021	127	135
Public Service Electric & Gas MTN
4.000%, 06/01/2044	695	682
3.750%, 03/15/2024	2,150	2,269
3.650%, 09/01/2042	1,770	1,653
Public Service of Colorado
6.250%, 09/01/2037	1,960	2,594
3.950%, 03/15/2043	5,440	5,345
Public Service of Oklahoma
4.400%, 02/01/2021	27	30
Puget Sound Energy
5.795%, 03/15/2040	130	165
San Diego Gas & Electric
6.000%, 06/01/2026	625	783
Saudi Electricity Global Sukuk 2
5.060%, 04/08/2043 (A)	1,900	1,876
Sempra Energy
9.800%, 02/15/2019	50	67
6.000%, 10/15/2039	4,000	4,970
South Carolina Electric & Gas
5.450%, 02/01/2041	605	729
Southern California Edison
6.000%, 01/15/2034	175	221
5.950%, 02/01/2038	510	647
5.500%, 03/15/2040	70	85
4.650%, 10/01/2043	9,405	10,311
4.050%, 03/15/2042	6,405	6,359
Southern California Gas
4.450%, 03/15/2044	1,400	1,496
3.750%, 09/15/2042	1,730	1,653
Southern Power
5.250%, 07/15/2043	1,235	1,384
5.150%, 09/15/2041	70	77

216	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Southwestern Electric Power
6.200%, 03/15/2040	$3,369	$4,236
Southwestern Public Service
8.750%, 12/01/2018	40	51
4.500%, 08/15/2041	1,965	2,082
Tampa Electric
4.350%, 05/15/2044	850	871
Texas-New Mexico Power
6.950%, 04/01/2043 (A)	2,000	2,791
Tucson Electric Power
3.850%, 03/15/2023	2,250	2,265
Union Electric
8.450%, 03/15/2039	2,930	4,815
Virginia Electric and Power
8.875%, 11/15/2038	235	391
6.350%, 11/30/2037	630	833
4.650%, 08/15/2043	2,530	2,750
4.450%, 02/15/2044	1,970	2,059
Wisconsin Electric Power
4.250%, 06/01/2044	850	870
2.950%, 09/15/2021	3	3

		366,555

Total Corporate Obligations (Cost $2,512,535) ($ Thousands)		2,615,468

MUNICIPAL BONDS — 2.4%
Arizona, Health Facilities Authority, Ser B, RB Callable 01/01/17 @ 100
0.966%, 01/01/2037 (C)	800	686
City of Chicago, Build America Project, GO
6.257%, 01/01/2040	1,280	1,300
City of Houston, Utility System Revenue, Ser B, RB
3.828%, 05/15/2028	1,600	1,684
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,335	4,152
City of New York, Build America Project, GO
5.985%, 12/01/2036	1,175	1,429
5.206%, 10/01/2031	750	835
City of San Francisco, Public Utilities Commission Water Revenue, Build America Project, RB
6.000%, 11/01/2040	620	780
Commonwealth of Massachusetts, GO Callable 05/01/17 @ 100
0.721%, 05/01/2037 (C)	1,250	1,101
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	3,280	3,794

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	$2,280	$2,899
La Paz County, Industrial Development Auhority, RB
7.000%, 03/01/2034	1,535	1,491
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	662
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,141
Metropolitan Water Reclamation District of Greater Chicago, Build America Project, GO
5.720%, 12/01/2038	2,040	2,460
Michigan State University, Build America Project, RB
Callable 02/15/30 @ 100
6.173%, 02/15/2050	850	983
Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/2057	1,800	2,045
6.637%, 04/01/2057	4,770	5,780
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	550	801
New York City Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	973
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	5,725	6,900
Ohio State, Water Development Authority, RB
4.879%, 12/01/2034	1,375	1,505
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	245	273
4.458%, 10/01/2062	1,500	1,507
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,770	3,314
State of California, Build America Project, GO
7.500%, 04/01/2034	2,795	3,966
7.300%, 10/01/2039	800	1,119

SEI Institutional Investments Trust / Annual Report / May 31, 2014	217

SCHEDULE OF INVESTMENTS

Long Duration Corporate Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
State of Connecticut, Ser A, GO
5.850%, 03/15/2032	$2,210	$2,716
State of Illinois, Build America Project, GO
7.350%, 07/01/2035	900	1,093
7.100%, 07/01/2035	1,000	1,166
State of Illinois, GO
5.100%, 06/01/2033	450	455
State of Oregon, GO
5.892%, 06/01/2027	835	1,029
State of Texas, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,684
University of California, Build America Project, RB
5.770%, 05/15/2043	250	303
University of California, Ser AD, RB
4.858%, 05/15/2112	5,260	5,304
University of Texas, Build America Project, Ser B, RB Callable 08/15/19 @ 100
6.276%, 08/15/2041	60	68
Virginia Commonwealth University Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	508

Total Municipal Bonds (Cost $62,878) ($ Thousands)		67,906

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
FNMA
3.000%, 10/18/2032	1,040	915
Tennessee Valley Authority
5.375%, 04/01/2056	4,650	5,645
3.500%, 12/15/2042	2,525	2,314

Total U.S. Government Agency Obligations (Cost $9,500) ($ Thousands)		8,874

SOVEREIGN DEBT — 0.2%
International Bank for Reconstruction & Development MTN
3.602%, 10/31/2030 (B)	2,605	1,347
Province of Quebec Canada MTN
6.350%, 01/30/2026	2,425	3,063

Total Sovereign Debt (Cost $4,641) ($ Thousands)		4,410

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
321 Henderson Receivables LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	$559	$582

Total Asset-Backed Security (Cost $558) ($ Thousands)		582

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bills (B) (E)
0.025%, 08/14/2014	470	470
U.S. Treasury Bonds
3.625%, 02/15/2044	46,875	49,717
3.375%, 05/15/2044	1,100	1,113
U.S. Treasury Notes (E)
2.750%, 02/15/2024	7,420	7,624
2.500%, 05/15/2024	1,915	1,922
1.625%, 04/30/2019	7,950	7,994

Total U.S. Treasury Obligations (Cost $67,288) ($ Thousands)		68,840

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%*†	34,009,462	34,009

Total Cash Equivalent (Cost $34,009) ($ Thousands)		34,009

Total Investments — 99.3% (Cost $2,691,409) ($ Thousands)		$2,800,089

The open futures contracts held by the Fund at May 31, 2014, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($Thousands)
U.S. 10-Year Treasury Note	(385)	Sep-2014	$(209)
U.S. 10-Year Treasury Note	61	Sep-2014	(8)
U.S. 2-Year Treasury Note	(1,368)	Sep-2014	(108)
U.S. 5-Year Treasury Note	337	Sep-2014	57
U.S. 5-Year Treasury Note	(206)	Sep-2014	27
U.S. Long Treasury Bond	182	Sep-2014	(58)
U.S. Ultra Long Treasury Bond	541	Sep-2014	341

			$42

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $2,820,257 ($ Thousands).

*	The rate reported is the 7-day effective yield as of May 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

218	SEI Institutional Investments Trust / Annual Report / May 31, 2014

(B)	The rate reported is the effective yield at time of purchase.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2014. The date reported on the Schedule of Investments is the final maturity date.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on May 31, 2014. The coupon on a step bond changes on a specified date.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,615,468	$—	$2,615,468
Municipal Bonds	—	67,906	—	67,906
U.S. Government Agency Obligations	—	8,874	—	8,874
Sovereign Debt	—	4,410	—	4,410
Asset-Backed Security	—	582	—	582
U.S. Treasury Obligations	—	68,840	—	68,840
Cash Equivalent	34,009	—	—	34,009

Total Investments in Securities	$34,009	$2,766,080	$—	$2,800,089

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$425	$—	$—	$425
Unrealized Depreciation	(383)	—	—	(383)

Total Other Financial Instruments	$42	$—	$—	$42

*	Futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	219

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 38.4%

Consumer Discretionary — 1.8%
AutoZone
1.300%, 01/13/2017	$1,250	$1,251
Comcast
5.850%, 11/15/2015	350	377
CVS Caremark
1.200%, 12/05/2016	825	832
DIRECTV Holdings LLC
3.550%, 03/15/2015	650	665
Hyundai Capital America
1.625%, 10/02/2015 (A)	870	879
Maytag MTN
6.450%, 08/15/2014	1,300	1,315
NBCUniversal Enterprise
0.912%, 04/15/2018 (A) (B)	1,400	1,415
0.764%, 04/15/2016 (A) (B)	765	769
Newell Rubbermaid
2.000%, 06/15/2015	700	710
Thomson Reuters
0.875%, 05/23/2016	1,250	1,252
Time Warner Cable
5.850%, 05/01/2017	950	1,073
TRW Automotive
7.250%, 03/15/2017 (A)	940	1,076
Whirlpool
1.350%, 03/01/2017	1,055	1,058

		12,672

Consumer Staples — 2.2%
Anheuser-Busch InBev Finance
4.125%, 01/15/2015	1,200	1,228
0.623%, 02/01/2019 (B)	1,500	1,498
BAT International Finance
1.400%, 06/05/2015 (A)	1,365	1,376
ConAgra Foods
1.300%, 01/25/2016	1,250	1,262

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
General Mills
0.527%, 01/29/2016 (B)	$1,250	$1,253
Heineken
0.800%, 10/01/2015 (A)	390	391
Kraft Foods Group
1.625%, 06/04/2015	750	758
Kroger
0.756%, 10/17/2016 (B)	1,500	1,503
Mondelez International
0.745%, 02/01/2019 (B)	1,500	1,497
PepsiCo
0.425%, 07/30/2015 (B)	1,720	1,724
Philip Morris International
2.500%, 05/16/2016	750	779
President and Fellows of Harvard College
6.300%, 10/01/2037	600	658
Reynolds American
1.050%, 10/30/2015	310	310
SABMiller Holdings
0.915%, 08/01/2018 (A) (B)	750	754
Wm Wrigley Jr
3.700%, 06/30/2014 (A)	1,000	1,002

		15,993

Energy — 2.3%
BP Capital Markets
0.733%, 05/10/2018 (B)	1,500	1,503
CNOOC Nexen Finance 2014 ULC
1.625%, 04/30/2017	1,100	1,104
Devon Energy
0.773%, 12/15/2016 (B)	1,450	1,457
Enbridge
0.677%, 06/02/2017 (B)	1,575	1,574
Petrobras Global Finance BV
2.593%, 03/17/2017 (B)	2,200	2,230
1.849%, 05/20/2016 (B)	2,800	2,793
Schlumberger Norge
1.250%, 08/01/2017 (A)	205	204
Shell International Finance BV
0.434%, 11/15/2016 (B)	1,670	1,672
Statoil
0.685%, 11/08/2018 (B)	1,150	1,159
Total Capital Canada
0.607%, 01/15/2016 (B)	1,810	1,820
TransCanada PipeLines
0.750%, 01/15/2016	1,175	1,180

		16,696

Financials — 23.9%
Abbey National Treasury Services
3.875%, 11/10/2014 (A)	1,400	1,421
0.743%, 03/13/2017 (B)	3,635	3,639

220	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ABN AMRO Bank
1.028%, 10/28/2016 (A) (B)	$850	$856
0.641%, 06/06/2016 (A) (B)	1,950	1,950
American Express
0.818%, 05/22/2018 (B)	1,000	1,008
American Express Centurion Bank
0.674%, 11/13/2015 (B)	1,960	1,968
American Express Credit
0.785%, 03/18/2019 (B)	1,250	1,258
American Honda Finance MTN
1.000%, 08/11/2015 (A)	1,243	1,252
0.602%, 05/26/2016 (A) (B)	2,600	2,611
Australia & New Zealand Banking Group
0.607%, 01/10/2017 (A) (B)	900	901
Australia & New Zealand Banking Group NY
0.784%, 05/15/2018 (B)	625	628
Bank of America
1.500%, 10/09/2015	2,615	2,642
1.267%, 01/15/2019 (B)	1,000	1,013
1.250%, 01/11/2016	850	857
Bank of Montreal MTN
0.829%, 04/09/2018 (B)	1,000	1,007
0.747%, 07/15/2016 (B)	525	528
0.484%, 09/24/2015 (B)	1,050	1,051
Bank of New York Mellon MTN
0.675%, 03/06/2018 (B)	700	702
0.466%, 03/04/2016 (B)	1,150	1,151
Bank of Nova Scotia
1.850%, 01/12/2015	2,295	2,317
0.950%, 03/15/2016	500	504
0.747%, 07/15/2016 (B)	2,465	2,479
0.676%, 09/11/2015 (B)	625	627
Bank of Tokyo-Mitsubishi UFJ
0.845%, 09/09/2016 (A) (B)	500	503
0.677%, 02/26/2016 (A) (B)	750	751
Barclays Bank MTN
6.050%, 12/04/2017 (A)	1,500	1,701
0.806%, 02/17/2017 (B)	2,675	2,689
BB&T MTN
1.093%, 06/15/2018 (B)	890	904
0.885%, 02/01/2019 (B)	800	804
BNP Paribas MTN
0.824%, 12/12/2016 (B)	3,930	3,945
BPCE MTN
1.073%, 02/10/2017 (B)	1,000	1,007
Branch Banking & Trust
0.666%, 12/01/2016 (B)	2,130	2,135
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	525	529
0.748%, 07/18/2016 (B)	1,300	1,308

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Capital One
0.684%, 03/22/2016 (B)	$1,250	$1,253
Capital One Bank USA
1.150%, 11/21/2016	800	802
Capital One Financial
1.377%, 07/15/2014 (B)	2,126	2,129
CDP Financial
3.000%, 11/25/2014 (A)	1,000	1,013
Citigroup
1.250%, 01/15/2016	3,800	3,823
1.000%, 04/08/2019 (B)	1,000	1,000
0.904%, 11/15/2016 (B)	1,000	1,004
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.125%, 10/13/2015	1,940	1,985
0.715%, 03/18/2016 (B)	1,000	1,006
Credit Agricole
1.078%, 10/03/2016 (A) (B)	2,025	2,037
Credit Suisse NY MTN
1.375%, 05/26/2017	1,275	1,277
Credit Suisse USA
5.375%, 03/02/2016	1,236	1,336
Daimler Finance North America LLC
1.250%, 01/11/2016 (A)	2,635	2,663
1.085%, 08/01/2018 (A) (B)	800	809
0.905%, 08/01/2016 (A) (B)	2,010	2,028
Deutsche Bank
1.350%, 05/30/2017	1,250	1,251
ERAC USA Finance LLC
1.400%, 04/15/2016 (A)	335	338
Export-Import Bank of Korea
0.977%, 01/14/2017 (B)	1,000	1,005
Fifth Third Bank
1.350%, 06/01/2017	2,000	2,005
0.637%, 02/26/2016 (B)	1,320	1,324
Ford Motor Credit LLC
1.474%, 05/09/2016 (B)	320	325
1.064%, 03/12/2019 (B)	1,500	1,509
General Electric Capital MTN
1.261%, 07/02/2015 (B)	1,335	1,349
1.250%, 05/15/2017	1,000	1,003
0.941%, 04/02/2018 (B)	500	506
Goldman Sachs Group
3.625%, 02/07/2016	2,000	2,090
1.425%, 04/30/2018 (B)	875	889
1.324%, 11/15/2018 (B)	1,375	1,391
0.852%, 06/04/2017 (B)	1,925	1,925
0.684%, 03/22/2016 (B)	1,000	999
Harley-Davidson Financial Services MTN
3.875%, 03/15/2016 (A)	750	789
HSBC Bank
0.864%, 05/15/2018 (A) (B)	650	655

SEI Institutional Investments Trust / Annual Report / May 31, 2014	221

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HSBC USA
2.375%, 02/13/2015	$710	$720
Huntington National Bank
1.375%, 04/24/2017	850	854
0.654%, 04/24/2017 (B)	850	849
ING Bank
1.873%, 09/25/2015 (A) (B)	2,790	2,839
International Lease Finance
6.500%, 09/01/2014 (A)	850	861
Intesa Sanpaolo
3.125%, 01/15/2016	650	669
John Deere Capital
0.518%, 10/11/2016 (B)	725	727
JPMorgan Chase
1.129%, 01/25/2018 (B)	675	684
0.858%, 01/28/2019 (B)	1,000	1,004
0.847%, 02/26/2016 (B)	2,330	2,342
KeyBank
0.717%, 11/25/2016 (B)	1,490	1,497
Korea Development Bank
0.853%, 01/22/2017 (B)	2,400	2,403
Macquarie Group
1.225%, 01/31/2017 (A) (B)	1,000	1,001
Manufacturers & Traders Trust
0.600%, 01/30/2017 (B)	900	902
0.534%, 03/07/2016 (B)	1,210	1,208
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (A)	740	737
0.607%, 04/10/2017 (A) (B)	3,500	3,508
Morgan Stanley
5.950%, 12/28/2017	550	627
1.477%, 02/25/2016 (B)	3,370	3,417
1.079%, 01/24/2019 (B)	750	753
National Rural Utilities Cooperative Finance MTN
0.527%, 11/23/2016 (B)	1,270	1,273
New York Life Global Funding
0.576%, 05/23/2016 (A) (B)	1,750	1,759
Nissan Motor Acceptance
4.500%, 01/30/2015 (A)	835	856
0.935%, 09/26/2016 (A) (B)	1,635	1,646
0.777%, 03/03/2017 (A) (B)	615	617
Nordea Bank
1.250%, 04/04/2017 (A)	1,250	1,253
PACCAR Financial MTN
0.835%, 12/06/2018 (B)	770	778
0.495%, 02/08/2016 (B)	1,000	1,002
Pentair Finance
1.350%, 12/01/2015	345	348
PNC Bank
0.800%, 01/28/2016	1,000	1,004
0.547%, 04/29/2016 (B)	1,730	1,731

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pricoa Global Funding I MTN
5.450%, 06/11/2014 (A)	$1,271	$1,272
1.150%, 11/25/2016 (A)	800	802
0.375%, 05/16/2016 (A) (B)	1,000	1,000
Principal Life Global Funding II
1.200%, 05/19/2017 (A)	1,000	999
1.125%, 02/24/2017 (A)	550	548
1.000%, 12/11/2015 (A)	850	856
0.854%, 07/09/2014 (A) (B)	400	400
Prudential Financial MTN
5.100%, 09/20/2014	479	486
1.004%, 08/15/2018 (B)	1,250	1,252
Royal Bank of Canada MTN
1.200%, 01/23/2017	500	503
0.850%, 03/08/2016	3,130	3,146
0.556%, 01/23/2017 (B)	1,000	1,001
Royal Bank of Scotland Group
1.875%, 03/31/2017	800	806
Societe Generale
1.313%, 10/01/2018 (B)	1,000	1,003
Sumitomo Mitsui Banking
1.350%, 07/18/2015	650	656
0.657%, 01/10/2017 (B)	1,500	1,504
SunTrust Bank
0.664%, 02/15/2017 (B)	1,000	1,001
Svenska Handelsbanken
0.704%, 09/23/2016 (B)	1,500	1,508
Toronto-Dominion Bank MTN
0.695%, 09/09/2016 (B)	850	855
0.463%, 05/02/2017 (B)	900	901
Toyota Motor Credit MTN
1.125%, 05/16/2017	650	652
0.516%, 05/17/2016 (B)	2,110	2,117
Travelers
6.250%, 06/20/2016	2,000	2,224
UBS MTN
5.875%, 07/15/2016	1,000	1,099
Union Bank 0.985%, 09/26/2016 (B)	400	404
US Bancorp MTN
0.628%, 04/25/2019 (B)	1,400	1,403
USAA Capital
3.500%, 07/17/2014 (A)	450	452
Ventas Realty‡
1.550%, 09/26/2016	750	760
1.250%, 04/17/2017	285	285
Volkswagen Group of America Finance LLC
1.250%, 05/23/2017 (A)	750	751
Volkswagen International Finance
1.125%, 11/18/2016 (A)	690	693
0.666%, 11/18/2016 (A) (B)	2,010	2,018
Voya Financial
2.900%, 02/15/2018	650	675

222	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo MTN
1.150%, 06/02/2017	$1,250	$1,250
0.758%, 07/20/2016 (B)	2,270	2,283
Western Union
2.375%, 12/10/2015	145	148
1.227%, 08/21/2015 (B)	625	629
Westpac Banking
1.200%, 05/19/2017	700	702
0.836%, 01/17/2019 (B)	800	804

		171,881

Health Care — 2.1%
AbbVie
1.200%, 11/06/2015	700	706
Amgen
2.125%, 05/15/2017	1,350	1,385
0.608%, 05/22/2017 (B)	3,080	3,082
Express Scripts Holding
2.750%, 11/21/2014	1,550	1,566
GlaxoSmithKline Capital
0.700%, 03/18/2016	2,050	2,057
McKesson
1.292%, 03/10/2017	1,030	1,034
0.950%, 12/04/2015	395	397
Mylan
1.350%, 11/29/2016	950	955
Perrigo
1.300%, 11/08/2016 (A)	265	265
Providence Health & Services Obligated Group
1.033%, 10/01/2016 (B)	1,450	1,443
Thermo Fisher Scientific
1.300%, 02/01/2017	415	416
Warner Chilcott LLC
7.750%, 09/15/2018	1,650	1,743
WellPoint
1.250%, 09/10/2015	211	213

		15,262

Industrials — 1.5%
Air Lease
4.500%, 01/15/2016	1,000	1,051
Canadian National Railway
0.423%, 11/06/2015 (B)	1,970	1,971
GATX
1.250%, 03/04/2017	525	524
General Electric
0.850%, 10/09/2015	4,495	4,521
Penske Truck Leasing
2.500%, 07/11/2014 (A)	85	85
Precision Castparts
0.700%, 12/20/2015	235	236

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Rockwell Collins
0.583%, 12/15/2016 (B)	$2,305	$2,311

		10,699

Information Technology — 0.8%
Banco Santander Chile
1.127%, 04/11/2017 (A) (B)	1,200	1,200
Fidelity National Information Services
1.450%, 06/05/2017	470	471
Hewlett-Packard
3.000%, 09/15/2016	2,200	2,300
1.167%, 01/14/2019 (B)	1,000	1,006
TSMC Global
0.950%, 04/03/2016 (A)	550	552

		5,529

Materials — 1.2%
Glencore Funding LLC
1.387%, 05/27/2016 (A) (B)	1,350	1,359
Monsanto
0.423%, 11/07/2016 (B)	2,440	2,445
Rio Tinto Finance USA
1.073%, 06/17/2016 (B)	2,260	2,282
Xstrata Finance Canada
2.050%, 10/23/2015 (A)	1,750	1,774
Yara International
5.250%, 12/15/2014 (A)	450	460

		8,320

Telecommunication Services — 1.1%
AT&T
0.608%, 02/12/2016 (B)	2,850	2,854
BellSouth
5.200%, 09/15/2014	361	366
British Telecommunications
1.250%, 02/14/2017	655	657
Verizon Communications
1.984%, 09/14/2018 (B)	935	985
1.763%, 09/15/2016 (B)	1,310	1,347
0.435%, 03/06/2015 (A) (B)	1,550	1,551

		7,760

Utilities — 1.5%
Dominion Gas Holdings LLC
1.050%, 11/01/2016 (A)	1,000	998
Duke Energy
0.610%, 04/03/2017 (B)	2,890	2,899
Duke Energy Progress
0.435%, 03/06/2017 (B)	1,710	1,711
Georgia Power
0.625%, 11/15/2015	2,700	2,706
0.624%, 08/15/2016 (B)	1,700	1,701

SEI Institutional Investments Trust / Annual Report / May 31, 2014	223

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NextEra Energy Capital Holdings
1.339%, 09/01/2015	$900	$908

		10,923

Total Corporate Obligations (Cost $274,500) ($ Thousands)		275,735

ASSET-BACKED SECURITIES — 33.4%

Automotive — 19.3%
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016 (A)	410	414
Ally Auto Receivables Trust, Ser 2012-5, Cl A3
0.009%, 03/15/2017	700	701
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A3
0.570%, 08/20/2015	2,147	2,148
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	1,675	1,676
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	1,600	1,603
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	1,145	1,146
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	565	565
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	1,480	1,490
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.601%, 02/15/2018 (B)	610	611
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/2018	1,875	1,882
Ally Master Owner Trust, Ser 2013-2, Cl A
0.601%, 04/15/2018 (B)	1,425	1,428
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.621%, 01/15/2019 (B)	2,215	2,216
Ally Master Owner Trust, Ser 2014-2, Cl A
0.521%, 01/16/2018 (B)	1,325	1,325
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (A)	244	244

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (A)	$522	$524
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017 (A)	488	489
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018 (A)	448	449
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/2017	223	224
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl B
2.280%, 06/08/2016	692	694
AmeriCredit Automobile Receivables Trust, Ser 2012-2, Cl A3
1.050%, 10/11/2016	1,623	1,626
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	675	676
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	256	256
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	930	930
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	905	906
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.531%, 03/08/2017 (B)	323	323
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.701%, 03/15/2020 (A) (B)	750	751
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.451%, 01/15/2021 (A) (B)	2,077	2,076
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015 (A)	464	464

224	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ARI Fleet Lease Trust, Ser 2013-A, Cl A3
0.920%, 07/15/2021 (A)	$370	$371
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (A)	435	435
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/2018 (A)	2,166	2,185
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/2016	980	982
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	92	92
CarMax Auto Owner Trust, Ser 2011-2, Cl A4
1.350%, 02/15/2017	765	771
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	875	893
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	202	203
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	377	378
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	225	228
CarMax Auto Owner Trust, Ser 2013-1, Cl A2
0.420%, 03/15/2016	142	142
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.402%, 04/07/2024 (A) (B)	1,260	1,272
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.902%, 11/07/2023 (A) (B)	2,291	2,300
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.602%, 05/07/2024 (A) (B)	928	930
Chesapeake Funding LLC, Ser 2013-1A, Cl A
0.602%, 01/07/2025 (A) (B)	1,945	1,947
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.572%, 03/07/2026 (A) (B)	1,595	1,595
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/2016 (A)	502	502
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (A)	929	933

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (A)	$526	$525
Credit Acceptance Auto Loan Trust, Ser 2011-1, Cl B
3.960%, 09/15/2019 (A)	1,030	1,041
Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019 (A)	185	186
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/2020 (A)	560	561
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (A)	660	666
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (A)	1,210	1,213
DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/17/2017 (A)	565	565
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (A)	751	752
Enterprise Fleet Financing LLC, Ser 2012-2, Cl A2
0.720%, 04/20/2018 (A)	557	557
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (A)	2,124	2,124
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/2019 (A)	920	923
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (A)	475	476
Fifth Third Auto Trust, Ser 2013-A, Cl A2
0.450%, 01/15/2016	572	573
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (A)	595	598
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (A)	329	329
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (A)	1,608	1,615
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/2017 (A)	350	350
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/2018 (A)	875	875

SEI Institutional Investments Trust / Annual Report / May 31, 2014	225

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Auto Lease Trust, Ser 2012-A, Cl A4
1.030%, 04/15/2015	$1,353	$1,354
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A3
0.570%, 09/15/2015	1,919	1,920
Ford Credit Auto Lease Trust, Ser 2013-B, Cl A2B
0.421%, 01/15/2016 (B)	535	535
Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/2017	1,300	1,334
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	875	893
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	1,500	1,554
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	294	294
Ford Credit Auto Owner Trust, Ser 2013-A, Cl A3
0.550%, 07/15/2017	1,094	1,095
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A3
0.670%, 04/15/2018	1,075	1,075
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	875	894
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.531%, 01/15/2018 (B)	3,835	3,842
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.621%, 09/15/2018 (B)	655	657
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	205	205
GE Dealer Floorplan Master Note Trust, Ser 2011-1, Cl A
0.749%, 07/20/2016 (B)	2,525	2,526
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.719%, 02/20/2017 (B)	2,678	2,681
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.639%, 06/20/2017 (B)	2,435	2,442
GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.589%, 10/20/2017 (B)	3,301	3,309

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GM Financial Automobile Leasing Trust, Ser 2014-1A, Cl A3
1.010%, 05/22/2017 (A)	$2,860	$2,867
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	105	105
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	1,385	1,387
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	1,000	1,002
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.700%, 12/10/2027 (A) (B)	845	847
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.200%, 12/10/2027 (A) (B)	1,650	1,655
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (A)	418	422
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/2015	2	2
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	585	586
Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A3
0.480%, 11/21/2016	375	375
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	545	545
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A3
0.920%, 08/17/2015 (A)	924	925
Hyundai Auto Receivables Trust, Ser 2011-A, Cl B
2.450%, 04/15/2016	425	431
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (A)	2,200	2,216
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	1,750	1,752
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	985	987
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	836	836
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A4
0.610%, 12/17/2018	1,345	1,346

226	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (A)	$500	$501
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.421%, 11/15/2016 (A) (B)	2,050	2,050
Motor, Ser 2013-1, Cl A1
0.650%, 02/25/2021 (A) (B)	627	627
Nissan Auto Lease Trust, Ser 2012-B, Cl A2A
0.450%, 06/15/2015	55	55
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	615	615
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.622%, 05/15/2017 (B)	3,245	3,254
Nissan Master Owner Trust Receivables, Ser 2013-A, Cl A
0.451%, 02/15/2018 (B)	570	570
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (A)	288	288
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (A)	665	667
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (A)	1,721	1,725
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/2019 (A)	600	602
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (A)	2,555	2,553
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/2017	616	622
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	1,175	1,230
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/2017	2,000	2,014
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	4	4
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	1,200	1,201
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A3
0.700%, 10/16/2017	865	866

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2B
0.531%, 04/17/2017 (B)	$935	$936
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl A2A
0.660%, 06/15/2017	565	566
SMART Trust, Ser 2014-1US, Cl A2B
0.451%, 07/14/2016 (B)	2,605	2,605
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (A)	209	209
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/2018 (A)	1,246	1,245
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	280	280
Volkswagen Auto Lease Trust, Ser 2013-A, Cl A3
0.840%, 11/20/2015	365	367
Volkswagen Auto Lease Trust, Ser 2014-A, Cl A4
0.990%, 07/20/2018	1,595	1,597
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (A)	960	962
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (A)	605	605
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/2018 (A)	745	747
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/2017 (A)	1,010	1,010
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (A)	480	480
World Omni Auto Receivables Trust, Ser 2012-B, Cl A3
0.610%, 06/15/2017	700	701
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	1,520	1,523
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.501%, 02/15/2018 (A) (B)	2,105	2,108

		138,206

SEI Institutional Investments Trust / Annual Report / May 31, 2014	227

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 6.4%
American Express Credit Account Master Trust, Ser 2012-2, Cl A
0.680%, 03/15/2018	$2,550	$2,559
American Express Credit Account Master Trust, Ser 2012-2, Cl B
0.990%, 03/15/2018	565	567
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	455	456
BA Credit Card Trust, Ser 2014-A1, Cl A
0.531%, 06/15/2021 (B)	1,495	1,496
Barclays Dryrock Issuance Trust, Ser 2012-1, Cl A
0.301%, 08/15/2017 (B)	425	425
Barclays Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	1,215	1,216
Barclays Dryrock Issuance Trust, Ser 2013-1, Cl A
0.491%, 07/16/2018 (B)	360	361
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.511%, 12/16/2019 (B)	805	808
Cabela’s Master Credit Card Trust, Ser 2014-1, Cl A
0.501%, 03/16/2020 (B)	405	405
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/2019	900	901
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/2020	1,000	1,006
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.401%, 04/15/2019 (B)	1,750	1,738
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	1,165	1,170
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	3,480	3,487
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.571%, 07/15/2020 (B)	1,350	1,354
Chase Issuance Trust, Ser 2013-A9, Cl A
0.571%, 11/16/2020 (B)	1,500	1,503
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	975	980
Chase Issuance Trust, Ser 2014-A3, Cl A3
0.351%, 05/15/2018 (B)	2,790	2,790

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citibank Credit Card Issuance Trust, Ser 2013-A10, Cl A10
0.730%, 02/07/2018	$3,500	$3,507
Citibank Credit Card Issuance Trust, Ser 2013-A12, Cl A12
0.453%, 11/07/2018 (B)	1,100	1,100
Citibank Credit Card Issuance Trust, Ser 2013-A6, Cl A6
1.320%, 09/07/2018	1,490	1,506
Citibank Credit Card Issuance Trust, Ser 2013-A8, Cl A8
0.300%, 12/12/2016 (B)	1,600	1,601
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	1,035	1,035
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/2019	2,000	2,008
Citibank Omni Master Trust, Ser 2009-A13, Cl A13
5.350%, 08/15/2018 (A)	700	707
Citibank Omni Master Trust, Ser 2009-A17, Cl A17
4.900%, 11/15/2018 (A)	2,250	2,296
Discover Card Execution Note Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/2017	550	552
Discover Card Execution Note Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/2017	301	302
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/2019	1,045	1,049
GE Capital Credit Card Master Note Trust, Ser 2009-4, Cl A
3.800%, 11/15/2017	740	751
Golden Credit Card Trust, Ser 2012-3A, Cl A
0.601%, 07/17/2017 (A) (B)	765	767
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (A)	675	676
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.581%, 09/15/2018 (A) (B)	1,120	1,124
Golden Credit Card Trust, Ser 2014-1A, Cl A
0.475%, 03/15/2019 (A) (B)	1,170	1,170
Gracechurch Card Funding, Ser 2012-4A, Cl A
0.851%, 06/15/2017 (A) (B)	1,000	1,004
Master Credit Card Trust II, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (A)	420	421

228	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Master Credit Card Trust II, Ser 2013-3A, Cl A
0.582%, 01/22/2018 (A) (B)	$1,175	$1,178

		45,976

Mortgage Related Securities — 1.2%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.492%, 01/25/2035 (B)	517	505
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.510%, 10/25/2034 (B)	1,093	1,071
Bayview Financial Acquisition Trust, Ser 2004-D, Cl A
0.736%, 08/28/2044 (B)	35	35
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-HE3, Cl M2
1.172%, 03/25/2035 (B)	1,646	1,636
Citigroup Mortgage Loan Trust, Ser 2004-OPT1, Cl A2
0.870%, 10/25/2034 (B)	121	121
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl A4
0.420%, 01/25/2036 (B)	45	45
HSBC Home Equity Loan Trust, Ser 2005-1, Cl A
0.439%, 01/20/2034 (B)	1,361	1,354
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.309%, 01/20/2036 (B)	1,997	1,984
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.299%, 03/20/2036 (B)	545	540
HSBC Home Equity Loan Trust, Ser 2006-3, Cl A4
0.389%, 03/20/2036 (B)	884	875
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl A2C
0.350%, 08/25/2036 (B)	647	630

		8,796

Other Asset-Backed Securities — 6.5%
Apidos CLO XII, Ser 2013-12A, Cl A
1.327%, 04/15/2025 (A) (B)	1,100	1,082
Atrium X, Ser 2013-10A, Cl A
1.349%, 07/16/2025 (A) (B)	1,165	1,150
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.396%, 04/17/2023 (A) (B)	840	840
Babson CLO, Ser 2013-IA, Cl A
1.328%, 04/20/2025 (A) (B)	1,200	1,184

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Carlyle Global Market Strategies CLO, Ser 2013-2A, Cl A
1.387%, 04/18/2025 (A) (B)	$325	$322
Cent CLO 20, Ser 2014-20A, Cl A
1.709%, 01/25/2026 (A) (B)	1,850	1,848
CIFC Funding, Ser 2013-1A, Cl A1
1.379%, 04/16/2025 (A) (B)	1,060	1,045
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	76	76
CNH Equipment Trust, Ser 2013-A, Cl A2
0.440%, 07/15/2016	187	187
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	795	795
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.620%, 04/18/2026 (A) (B)	1,315	1,309
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	232	232
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/2016	400	400
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A3
1.040%, 09/21/2015 (A)	439	440
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/2017 (A)	1,020	1,025
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/2015	91	91
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/2016	2,281	2,283
GE Equipment Transportation LLC, Ser 2013-2, Cl A2
0.610%, 06/24/2016	725	726
ING IM CLO, Ser 2014-1A, Cl A1
1.769%, 04/18/2026 (A) (B)	1,310	1,310
ING IM CLO, Ser 2014-1RA, Cl A1R
1.434%, 03/14/2022 (A) (B)	800	800
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	488	488
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	1,600	1,602
John Deere Owner Trust, Ser 2013-B, Cl A2
0.550%, 01/15/2016	441	441

SEI Institutional Investments Trust / Annual Report / May 31, 2014	229

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
John Deere Owner Trust, Ser 2014-A, Cl A3
0.920%, 04/16/2018	$1,515	$1,519
JPMorgan Mortgage Acquisition, Ser 2005-FD1, Cl M1
0.640%, 07/25/2035 (B)	554	549
Katonah, Ser 2005-7A, Cl B
0.644%, 11/15/2017 (A) (B)	696	692
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/2017 (A)	515	515
Limerock CLO II, Ser 2014-2A, Cl A
1.735%, 04/18/2026 (A) (B)	1,250	1,250
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (A)	325	325
Madison Park Funding, Ser 2007-4A, Cl A1B
0.534%, 03/22/2021 (A) (B)	580	565
Morgan Stanley ABS Capital I Trust, Ser 2005-WMC5, Cl M3
0.885%, 06/25/2035 (B)	222	220
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.398%, 03/25/2021 (B)	4,900	4,900
Nelnet Education Loan Funding, Ser 2004-2A, Cl A4
0.367%, 08/26/2019 (B)	207	207
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
1.741%, 04/15/2026 (A) (B)	955	954
New York City Tax Lien, Ser 2013-A, Cl A
1.190%, 11/10/2026 (A)	226	226
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.358%, 07/17/2025 (A) (B)	1,000	985
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.348%, 04/20/2025 (A) (B)	690	681
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.148%, 04/20/2021 (A) (B)	856	856
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.650%, 02/25/2035 (B)	662	651
SLM Private Education Loan Trust, Ser 2011-B, Cl A1
1.001%, 12/16/2024 (A) (B)	452	454
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.329%, 01/25/2023 (B)	100	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.309%, 04/25/2023 (B)	$19	$19
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.299%, 07/25/2023 (B)	3,277	3,269
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.229%, 07/25/2017 (B)	405	404
SLM Student Loan Trust, Ser 2007-3, Cl A2
0.239%, 10/25/2017 (B)	79	79
SLM Student Loan Trust, Ser 2007-7, Cl A2
0.429%, 01/25/2016 (B)	249	249
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.779%, 10/25/2017 (B)	64	64
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.151%, 10/15/2024 (A) (B)	143	144
SLM Student Loan Trust, Ser 2012-5, Cl A1
0.350%, 11/25/2016 (B)	384	384
SLM Student Loan Trust, Ser 2012-6, Cl A1
0.310%, 02/27/2017 (B)	459	459
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.310%, 02/27/2017 (B)	777	776
SLM Student Loan Trust, Ser 2013-1, Cl A1
0.300%, 02/27/2017 (B)	512	512
SMS Student Loan Trust, Ser 1999-A, Cl A2
0.478%, 10/28/2029 (B)	283	283
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.418%, 10/28/2028 (B)	479	476
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.428%, 04/28/2029 (B)	116	116
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (A)	1,065	1,067
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.380%, 07/25/2036 (A) (B)	2,626	2,605
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.300%, 02/25/2036 (B)	718	707

		46,938

Total Asset-Backed Securities (Cost $239,630) ($ Thousands)		239,916

230	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 16.4%

Agency Mortgage-Backed Obligations — 4.7%
FHLMC
4.000%, 05/01/2019 to 04/01/2020	$2,551	$2,715
FHLMC ARM (B)
2.375%, 05/01/2036	192	203
2.200%, 02/01/2022	219	234
2.166%, 02/01/2030	165	175
FHLMC CMO, Ser 2003-2654, Cl OG
5.000%, 02/15/2032	14	14
FHLMC CMO, Ser 2003-2676, Cl CY
4.000%, 09/15/2018	203	212
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/2032	34	34
FHLMC CMO, Ser 2004-2890, Cl KC
4.500%, 02/15/2019	4	4
FHLMC CMO, Ser 2005-2931, Cl AM
4.500%, 07/15/2019	110	111
FHLMC CMO, Ser 2010-3634, Cl EA
4.000%, 11/15/2023	368	376
FHLMC Multifamily Structured Pass Through Certificates, Ser K703, Cl A1
1.873%, 01/25/2018	1,222	1,245
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.000%, 04/25/2024 (B)	1,078	1,079
FNMA
6.000%, 01/01/2027 to 04/01/2040	739	832
5.000%, 04/01/2020 to 03/01/2025	1,240	1,348
4.500%, 05/01/2023	751	802
1.990%, 01/01/2017	425	425
1.940%, 01/01/2017	487	491
FNMA ARM (B)
2.340%, 01/01/2029	30	31
2.271%, 11/01/2023	51	53
2.245%, 11/01/2025	20	21
2.066%, 09/01/2024	150	157
2.045%, 05/01/2028	95	100
2.014%, 09/01/2024	60	62
1.250%, 11/01/2021	27	28
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	66	71

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2001-33, Cl FA
0.600%, 07/25/2031 (B)	$40	$40
FNMA CMO, Ser 2002-56, Cl MC
5.500%, 09/25/2017	881	923
FNMA CMO, Ser 2002-64, Cl FG
0.401%, 10/18/2032 (B)	44	44
FNMA CMO, Ser 2002-77, Cl CB
5.000%, 12/25/2017	231	244
FNMA CMO, Ser 2010-64, Cl EH
5.000%, 10/25/2035	169	175
FNMA CMO, Ser 2010-M3, Cl A1
2.587%, 03/25/2020	196	197
FNMA CMO, Ser 2011-109, Cl PK
4.000%, 08/25/2041	259	266
FNMA CMO, Ser 2011-6, Cl BA
2.750%, 06/25/2020	684	706
FNMA TBA
3.500%, 06/15/2026	3,850	4,074
3.000%, 06/25/2027	8,028	8,354
GNMA ARM
4.500%, 09/20/2039 (B)	310	326
GNMA CMO, Ser 2006-47, Cl AC
5.000%, 02/16/2033	509	535
GNMA CMO, Ser 2009-104, Cl NJ
4.250%, 07/20/2036	288	299
GNMA CMO, Ser 2009-113, Cl MJ
4.000%, 03/16/2023	878	916
GNMA CMO, Ser 2010-122, Cl A
1.897%, 01/16/2032	99	99
GNMA CMO, Ser 2010-43, Cl JA
3.000%, 09/20/2037	752	773
GNMA CMO, Ser 2010-61, Cl EA
5.000%, 09/20/2031	376	388
GNMA CMO, Ser 2011-110, Cl A
2.237%, 03/16/2033	236	237
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.602%, 10/07/2020 (B)	717	721
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 2A
1.840%, 10/07/2020	16	16
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.522%, 11/06/2017 (B)	375	376
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.602%, 01/08/2020 (B)	857	863
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.552%, 02/06/2020 (B)	510	512
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.532%, 03/06/2020 (B)	1,681	1,686

SEI Institutional Investments Trust / Annual Report / May 31, 2014	231

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.531%, 05/07/2020 (B)	$337	$337

		33,930

Non-Agency Mortgage-Backed Obligations — 11.7%
Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (B)	1,309	1,342
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-5, Cl A4
4.936%, 11/10/2041 (B)	665	667
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/2045	1,490	1,547
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.734%, 07/25/2035 (B)	519	482
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.756%, 11/25/2035 (B)	62	58
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.631%, 06/25/2035 (B)	213	193
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.690%, 08/25/2035 (B)	363	320
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.578%, 02/25/2036 (B)	157	126
Bear Stearns Commercial Mortgage Securities Trust, Ser 2004-PWR4, Cl A3
5.468%, 06/11/2041 (B)	37	37
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR5, Cl A5
4.978%, 07/11/2042 (B)	405	407
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR7, Cl A3
5.116%, 02/11/2041 (B)	850	866
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (B)	925	966
Bear Stearns Commercial Mortgage Securities Trust, Ser PW14, Cl A4
5.201%, 12/11/2038	555	604

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR6, Cl A6
4.825%, 11/11/2041	$179	$181
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl A4
4.674%, 06/11/2041	1,354	1,392
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	204	212
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/2042 (B)	1,576	1,610
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.136%, 10/12/2042 (B)	900	943
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.441%, 03/11/2039 (B)	1,000	1,061
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	800	865
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl A4
5.228%, 07/15/2044 (B)	1,633	1,704
CD Mortgage Trust, Ser 2006-CD2, Cl A4
5.305%, 01/15/2046 (B)	960	1,017
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.690%, 02/25/2035 (B)	48	45
CHL Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
2.523%, 02/20/2036 (B)	278	232
Citigroup Commercial Mortgage Trust, Ser 2004-C2, Cl A5
4.733%, 10/15/2041	1,193	1,200
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/2043	445	453
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	326	325
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.676%, 09/25/2034 (B)	95	96
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.702%, 03/25/2036 (B)	322	279

232	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COMM Mortgage Trust, Ser 2006-C7, Cl A4
5.752%, 06/10/2046 (B)	$1,307	$1,410
COMM Mortgage Trust, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (A)	970	992
COMM Mortgage Trust, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	233	234
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	497	496
COMM Mortgage Trust, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	425	424
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	572	575
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	582	585
COMM Mortgage Trust, Ser 2014-BBG, Cl A
0.952%, 03/15/2029 (A) (B)	720	721
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	212	212
Commercial Mortgage Trust, Ser 2005-GG3, Cl A4
4.799%, 08/10/2042 (B)	1,375	1,391
Commercial Mortgage Trust, Ser 2012-LC4, Cl A1
1.156%, 12/10/2044	406	408
Credit Suisse Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	46	50
Credit Suisse First Boston Mortgage Securities, Ser 2004-C3, Cl A5
5.113%, 07/15/2036 (B)	30	30
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A1A
4.710%, 11/15/2037	434	439
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	139	140
DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/2045 (A)	15	15
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (A)	727	759

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FDIC Commercial Mortgage Trust, Ser 2012-C1, Cl A
0.841%, 05/25/2035 (A) (B)	$483	$484
FDIC Guaranteed Notes Trust, Ser 2010-S1, Cl 1A
0.702%, 02/25/2048 (A) (B)	267	268
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M1
1.150%, 02/25/2024 (B)	387	388
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.101%, 05/25/2024 (B)	825	825
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.101%, 05/25/2024 (B)	680	681
Fosse Master Issuer, Ser 2011-1A, Cl A2
1.628%, 10/18/2054 (A) (B)	663	664
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.489%, 11/10/2045 (B)	1,495	1,571
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/2041	39	39
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
2.968%, 11/19/2035 (B)	345	323
Granite Master Issuer, Ser 2006-3, Cl A4
0.229%, 12/20/2054 (B)	1,815	1,803
Granite Master Issuer, Ser 2006-4, Cl A6
0.329%, 12/20/2054 (B)	291	289
Granite Master Issuer, Ser 2007-1, Cl 2A1
0.289%, 12/20/2054 (B)	305	302
Granite Master Issuer, Ser 2007-1, Cl 3A1
0.349%, 12/20/2054 (B)	343	341
GS Mortgage Securities II, Ser 2011-GC3, Cl A1
2.331%, 03/10/2044 (A)	180	181
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	285	284
GS Mortgage Securities Trust, Ser 2006-GG8, Cl A4
5.560%, 11/10/2039	1,000	1,087
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	705	741

SEI Institutional Investments Trust / Annual Report / May 31, 2014	233

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	$413	$414
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.850%, 07/25/2035 (B)	417	376
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.621%, 01/25/2036 (B)	489	460
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.692%, 05/25/2047 (B)	383	324
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.151%, 11/05/2030 (A) (B)	565	566
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV2C
0.730%, 07/25/2034 (B)	665	668
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.910%, 01/25/2035 (B)	110	100
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.670%, 04/25/2035 (B)	121	113
Impac CMB Trust, Ser 2005-3, Cl A1
0.630%, 08/25/2035 (B)	112	98
Impac CMB Trust, Ser 2005-5, Cl A1
0.790%, 08/25/2035 (B)	90	80
Impac CMB Trust, Ser 2005-8, Cl 1A
0.410%, 02/25/2036 (B)	293	247
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A1
1.266%, 04/15/2047	2,520	2,523
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP3, Cl A4A
4.936%, 08/15/2042 (B)	3,055	3,159
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (B)	1,427	1,485
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl A4
5.863%, 04/15/2045 (B)	520	561
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	757	762

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A4
5.886%, 06/12/2041 (B)	$372	$372
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl A4
5.335%, 08/12/2037 (B)	1,174	1,200
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A4
4.738%, 07/15/2042	1,260	1,294
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (A)	628	643
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (A)	681	699
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046 (A)	80	80
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	109	109
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	231	229
JPMorgan Chase Commercial Mortgage, Ser 2004-C3, Cl A5
4.878%, 01/15/2042	1,850	1,876
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.745%, 08/25/2035 (B)	229	219
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.498%, 05/25/2037 (B)	253	210
LB-UBS Commercial Mortgage Trust, Ser 2004-C6, Cl A6
5.020%, 08/15/2029 (B)	449	450
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A6
4.786%, 10/15/2029 (B)	1,033	1,037
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (B)	366	369
LB-UBS Commercial Mortgage Trust, Ser 2005-C3, Cl A5
4.739%, 07/15/2030	260	266

234	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A1A
4.475%, 10/15/2029	$553	$558
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.420%, 04/25/2035 (B)	117	112
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/2041 (B)	406	408
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (B)	824	870
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
2.854%, 06/25/2037 (B)	443	350
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	330	357
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	135	135
Morgan Stanley Capital I Trust, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	1,525	1,571
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A1
1.085%, 03/15/2045	661	663
Morgan Stanley Capital I, Ser 2004-T15, Cl A4
5.270%, 06/13/2041 (B)	412	412
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A4
5.168%, 01/14/2042	404	411
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	489	505
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	493	496
MortgageIT Trust, Ser 2005-5, Cl A1
0.410%, 12/25/2035 (B)	409	383
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	465	470
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-1, Cl A4
0.550%, 02/25/2035 (B)	83	83
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.410%, 04/25/2035 (B)	1,390	1,389

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.444%, 11/15/2038 (A) (B)	$165	$154
Paragon Mortgages, Ser 2007-15A, Cl A2C
0.453%, 12/15/2039 (A) (B)	401	371
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
3.969%, 07/27/2037 (B)	327	276
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.419%, 01/20/2035 (B)	53	50
Silverstone Master Issuer, Ser 2012-1A, Cl 1A
1.778%, 01/21/2055 (A) (B)	675	682
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	612	609
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	364	362
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	307	306
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	779	776
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/2045	768	776
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A4
5.083%, 03/15/2042 (B)	1,578	1,608
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	625	639
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.239%, 10/15/2044 (B)	524	548
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.457%, 12/15/2044 (B)	1,050	1,105
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.345%, 03/25/2036 (B)	458	427

SEI Institutional Investments Trust / Annual Report / May 31, 2014	235

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	$371	$370
Wells Fargo Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	647	649
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.615%, 01/25/2035 (B)	212	215
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.610%, 07/25/2036 (B)	372	352
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.702%, 09/25/2036 (B)	245	229
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.501%, 02/15/2044 (A)	876	885
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (A)	428	431
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/2045	1,003	1,002
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	1,142	1,146
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	1,847	1,843

		84,355

Total Mortgage-Backed Securities (Cost $117,801) ($ Thousands)		118,285

MUNICIPAL BONDS — 5.4%
Chicago Midway International Airport, Ser C, RB
1.320%, 01/01/2016	590	593
City of Austin, Electric Utility Revenue, Ser B, RB
0.672%, 11/15/2015	4,270	4,281
City of El Paso, GO
1.049%, 08/15/2016	1,090	1,092
City of New York, Ser D-2, GO
3.250%, 12/01/2014	500	507
County of Hamilton, Ohio Sewer System Revenue, RB
0.803%, 12/01/2015	3,375	3,392
County of Harris, Ser Senior LIEN-SE, RB
2.440%, 08/15/2015	1,420	1,449

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	$1,165	$1,177
Indiana Bond Bank, RB
0.589%, 07/15/2015	750	751
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/2041 (B)	1,270	1,280
Maine, Municipal Bond Bank, RB
1.068%, 06/01/2015	1,030	1,031
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	1,265	1,274
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/2016	7,290	7,282
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/2016	2,800	2,819
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	955	985
Oregon State, School Boards Association, Ser A, GO, NATL
1.113%, 06/30/2015 (D)	500	495
South Carolina State, Public Service Authority, Ser D, RB Callable 12/01/14 @ 100
1.026%, 06/01/2015 (B)	2,495	2,503
State of California, GO
5.450%, 04/01/2015	2,030	2,112
State of Texas, Ser A, AMT, GO Callable 07/01/14 @ 100
0.100%, 06/01/2034 (B)	1,665	1,665
University of California, Ser Y-1, RB Callable 01/01/17 @ 100
0.267%, 07/01/2012 (B)	1,310	1,312
Wayne County Airport Authority, Ser A, AMT, RB
5.000%, 12/01/2014	1,150	1,175
Wisconsin, General Fund, Ser A, RB
0.798%, 05/01/2015	1,420	1,426

Total Municipal Bonds (Cost $38,498) ($ Thousands)		38,601

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
FFCB
0.190%, 06/04/2015	2,000	2,002

236	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)
FHLB
1.850%, 11/17/2017	$2,700	$2,719
1.000%, 01/23/2017	1,400	1,402
0.260%, 07/21/2015	1,250	1,251
FHLMC
2.020%, 07/16/2018	5,800	5,813
1.125%, 03/27/2017	1,835	1,836
0.800%, 11/07/2016	1,500	1,501
FNMA
2.100%, 08/01/2018 (C)	4,000	4,005
1.000%, 09/12/2016	2,030	2,034
0.500%, 07/02/2015	2,500	2,510

Total U.S. Government Agency Obligations (Cost $25,083) ($ Thousands)		25,073

SOVEREIGN DEBT — 1.2%
European Investment Bank
1.125%, 08/15/2014	400	401
Province of British Columbia
1.200%, 04/25/2017	4,700	4,743
Province of Ontario Canada
1.600%, 09/21/2016	3,200	3,269

Total Sovereign Debt (Cost $8,374) ($ Thousands)		8,413

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes
0.375%, 01/15/2016	2,500	2,505
0.250%, 02/15/2015	1,000	1,001

Total U.S. Treasury Obligations (Cost $3,500) ($ Thousands)		3,506

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%*†	2,823,262	2,823

Total Cash Equivalent (Cost $2,823) ($ Thousands)		2,823

Total Investments — 99.2% (Cost $710,209) ($ Thousands)		$712,352

The open futures contracts held by the Fund at May 31, 2014, are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(69)	Sep-2014	$9
U.S. 2-Year Treasury Note	(6)	Sep-2014	—
U.S. 5-Year Treasury Note	(23)	Sep-2014	(3)
U.S. Long Treasury Bond	(3)	Sep-2014	1

			$7

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $718,199 ($ Thousands).

*	The rate reported is the 7-day effective yield as of May 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2014. The date reported on the Schedule of Investments is the final maturity date.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on May 31, 2014. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at the time of purchase.

ABS — Asset-Backed Security

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

NCUA — National Credit Union Association

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SPV — Special Purpose Vehicle

TBA — To Be Announced

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$275,735	$—	$275,735
Asset-Backed Securities	—	239,916	—	239,916
Mortgage-Backed Securities	—	118,285	—	118,285
Municipal Bonds	—	38,601	—	38,601
U.S. Government Agency Obligations	—	25,073	—	25,073
Sovereign Debt	—	8,413	—	8,413
U.S. Treasury Obligations	—	3,506	—	3,506
Cash Equivalent	2,823	—	—	2,823

Total Investments in Securities	$2,823	$709,529	$—	$712,352

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$10	$—	$—	$10
Unrealized Depreciation	(3)	—	—	(3)

Total Other Financial Instruments	$7	$—	$—	$7

*	Futures contracts are valued at the unrealized appreciation on (depreciation) on the instrument.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	237

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Concluded)

May 31, 2014

During the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

During the year ended May 31, 2014, the transfers out of Level 3 were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

238	SEI Institutional Investments Trust / Annual Report / May 31, 2014

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund

May 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 94.7%

Argentina — 1.3%
City of Buenos Aires Argentina
9.950%, 03/01/2017		1,240	$1,271
9.950%, 03/01/2017 (A)		2,767	2,836
Republic of Argentina
8.280%, 12/31/2033		2,804	2,191
7.000%, 10/03/2015		3,640	3,484
7.000%, 04/17/2017		5,552	5,071
6.000%, 03/31/2023 (B)		172	132
2.500%, 03/31/2019 (C)		4,500	1,890
2.260%, 03/31/2019 (C)	EUR	4,265	2,369
0.000%, 03/31/2023 (B) (D)		1,680	1,224
YPF
8.750%, 04/04/2024 (A)		137	142

			20,610

Armenia — 0.1%
Republic of Armenia
6.000%, 09/30/2020		2,000	2,115

Azerbaijan — 0.6%
Republic of Azerbaijan International Bond
4.750%, 03/18/2024 (A)		2,840	2,957
State Oil of the Azerbaijan Republic MTN
5.450%, 02/09/2017		1,159	1,226
4.750%, 03/13/2023		5,681	5,645

			9,828

Barbados — 0.1%
Columbus International
7.375%, 03/30/2021 (A)		1,717	1,818

Belize — 0.2%
Belize Government International Bond
5.000%, 02/20/2038 (C)		5,425	3,784

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Bermuda — 0.2%
Bermuda Government International Bond
4.854%, 02/06/2024		2,150	$2,239
4.138%, 01/03/2023 (A)		880	879

			3,118

Bolivia — 0.3%
Bolivian Government International Bond
5.950%, 08/22/2023		3,860	4,103
4.875%, 10/29/2022		300	300

			4,403

Bosnia and Herzegovina — 0.0%
Republic of Bosnia & Herzegovina
2.063%, 12/11/2021 (D)	DEM	1,333	763

Brazil — 9.2%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019		100	112
6.500%, 06/10/2019 (A)		720	810
5.750%, 09/26/2023		330	354
5.500%, 07/12/2020		200	217
5.500%, 07/12/2020 (A)		400	434
4.000%, 04/14/2019 (A)		850	864
Brazil Letras do Tesouro Nacional
12.189%, 01/01/2018	BRL	35,870	10,655
11.146%, 01/01/2017	BRL	66,060	22,073
11.033%, 01/01/2016	BRL	41,892	15,686
11.017%, 01/01/2015	BRL	9,300	3,894
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		3,182	3,277
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		215	216
Brazil Notas do Tesouro Nacional Serie B
6.000%, 08/15/2020	BRL	5,660	6,208
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2017	BRL	31,007	13,305
10.000%, 01/01/2018	BRL	11,469	4,853
10.000%, 01/01/2021	BRL	21,132	8,606
10.000%, 01/01/2023	BRL	12,168	4,858
BRF
4.750%, 05/22/2024 (A)		2,067	2,044
Caixa Economica Federal
4.250%, 05/13/2019		300	300

SEI Institutional Investments Trust / Annual Report / May 31, 2014	239

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Continued)

May 31, 2014

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Cosan Luxembourg
5.000%, 03/14/2023 (A)	300	$287
ESAL GmbH
6.250%, 02/05/2023 (A)	296	294
Federal Republic of Brazil
10.125%, 05/15/2027	1,309	2,080
8.875%, 04/15/2024	445	627
8.250%, 01/20/2034	5,587	7,801
7.125%, 01/20/2037	8,976	11,400
5.875%, 01/15/2019	436	500
4.875%, 01/22/2021	5,320	5,852
4.250%, 01/07/2025	3,961	4,040
2.625%, 01/05/2023 (E)	8,299	7,706
GTL Trade Finance
7.250%, 04/16/2044 (A)	1,177	1,242
Itau Unibanco Holding
5.650%, 03/19/2022 (A)	432	445
JBS Finance II
8.250%, 01/29/2018	180	192
8.250%, 01/29/2018 (A)	550	588
Marfrig Overseas
9.500%, 05/04/2020 (A)	1,050	1,130
Minerva Luxembourg
12.250%, 02/10/2022	800	907
12.250%, 02/10/2022 (A)	500	567
7.750%, 01/31/2023	400	422
Odebrecht Drilling Norbe VIII
6.350%, 06/30/2021	279	295
6.350%, 06/30/2021 (A)	177	187
Odebrecht Finance
5.125%, 06/26/2022 (A)	450	476
Odebrecht Offshore Drilling
Finance
6.750%, 10/01/2022 (A)	195	208
Samarco Mineracao
4.125%, 11/01/2022 (A)	253	240
Schahin II Finance
5.875%, 09/25/2022 (A)	195	190

		146,442

British Virgin Islands — 0.1%
State Grid Overseas Investment 2014
4.125%, 05/07/2024 (A)	1,457	1,508

Canada — 0.1%
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/2024	1,345	1,382

Chile — 1.2%
Banco del Estado de Chile
4.125%, 10/07/2020	160	168
4.125%, 10/07/2020 (A)	300	315
3.875%, 02/08/2022 (A)	250	252

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	90,000	$178
6.000%, 01/01/2022	CLP	100,000	199
Cencosud
4.875%, 01/20/2023 (A)		62	61
Chile Government International Bond
5.500%, 08/05/2020	CLP	413,000	773
3.875%, 08/05/2020		3,456	3,728
2.250%, 10/30/2022		2,631	2,486
Empresa Nacional del Petroleo
6.250%, 07/08/2019		200	225
6.250%, 07/08/2019 (A)		30	34
5.250%, 08/10/2020		120	130
5.250%, 08/10/2020 (A)		280	303
GeoPark Latin America Agencia en Chile
7.500%, 02/11/2020 (A)		200	214
Nacional del Cobre de Chile
6.150%, 10/24/2036		958	1,124
6.150%, 10/24/2036 (A)		569	668
5.625%, 09/21/2035		1,760	1,939
5.625%, 10/18/2043		380	418
4.500%, 08/13/2023 (A)		3,545	3,782
3.875%, 11/03/2021		692	714
3.000%, 07/17/2022 (A)		1,947	1,884
VTR Finance BV
6.875%, 01/15/2024 (A)		204	216

			19,811

China — 1.2%
Amber Circle Funding
3.250%, 12/04/2022		1,020	973
Central China Real Estate
8.000%, 01/28/2020		400	385
China Overseas Finance Cayman V
3.950%, 11/15/2022		200	186
CITIC Pacific
6.800%, 01/17/2023		200	221
6.375%, 04/10/2020		200	218
Country Garden Holdings
11.250%, 04/22/2017		710	751
11.125%, 02/23/2018		350	381
7.500%, 01/10/2023		2,119	1,976
7.250%, 04/04/2021		500	473
Franshion Development
6.750%, 04/15/2021 (A)		430	447
Kaisa Group Holdings
8.875%, 03/19/2018 (A)		200	203
Sinochem Offshore Capital MTN
3.250%, 04/29/2019 (A)		1,012	1,034

240	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Sinochem Overseas Capital
6.300%, 11/12/2040		390	$448
4.500%, 11/12/2020		1,903	2,045
4.500%, 11/12/2020 (A)		4,579	4,921
Sinopec Capital 2013
3.125%, 04/24/2023 (A)		1,369	1,299
Sinopec Group Overseas Development 2012
4.875%, 05/17/2042 (A)		320	326
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (A)		1,590	1,665
Sunac China Holdings
9.375%, 04/05/2018		1,800	1,768

			19,720

Colombia — 5.2%
Bancolombia
5.125%, 09/11/2022		419	423
Bogota Distrito Capital
9.750%, 07/26/2028	COP	510,000	343
9.750%, 07/26/2028 (A)	COP	10,018,000	6,738
Citigroup Funding, CLN (Republic of Colombia)
11.000%, 07/24/2020	COP	8,365,000	5,477
Colombian TES
11.250%, 10/24/2018	COP	88,000	56
10.000%, 07/24/2024	COP	3,308,600	2,213
7.500%, 08/26/2026	COP	3,007,200	1,654
7.000%, 02/25/2015	COP	620,000	718
7.000%, 09/11/2019	COP	11,180,400	6,162
7.000%, 05/04/2022	COP	3,130,000	1,724
7.000%, 05/04/2022	COP	4,068,000	2,241
7.000%, 05/04/2022	COP	10,326,500	5,689
7.000%, 05/04/2022	COP	628,000	346
6.000%, 04/28/2028	COP	3,342,700	1,631
5.000%, 11/21/2018	COP	7,687,900	3,929
Ecopetrol
5.875%, 05/28/2045		1,263	1,301
Emgesa ESP
8.750%, 01/25/2021	COP	940,000	536
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	334,000	187
Grupo Aval
4.750%, 09/26/2022 (A)		227	224
Pacific Rubiales Energy
7.250%, 12/12/2021		2,048	2,268
5.125%, 03/28/2023 (A)		534	526
Republic of Colombia
12.000%, 10/22/2015	COP	2,990,000	1,725
12.000%, 10/22/2015	COP	183,000	106
11.750%, 02/25/2020		2,243	3,271

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
9.850%, 06/28/2027	COP	4,677,000	$3,264
9.850%, 06/28/2027	COP	1,011,000	705
8.125%, 05/21/2024		1,105	1,497
7.750%, 04/14/2021	COP	2,642,000	1,570
7.375%, 01/27/2017		310	358
7.375%, 03/18/2019		1,222	1,497
7.375%, 09/18/2037		8,700	11,854
6.125%, 01/18/2041		1,810	2,163
5.625%, 02/26/2044		1,263	1,422
4.375%, 07/12/2021		5,841	6,308
4.375%, 03/21/2023	COP	209,000	101
4.000%, 02/26/2024		1,737	1,800
2.625%, 03/15/2023		599	563
Transportadora de Gas Internacional ESP
5.700%, 03/20/2022 (A)		200	216

			82,806

Costa Rica — 0.2%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (A)		290	297
Costa Rica Government International Bond
7.000%, 04/04/2044 (A)		490	517
4.375%, 04/30/2025 (A)		660	617
4.250%, 01/26/2023		1,879	1,825
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	429
6.375%, 05/15/2043		290	255

			3,940

Croatia — 1.4%
Republic of Croatia
6.750%, 11/05/2019		855	961
6.625%, 07/14/2020		1,807	2,024
6.375%, 03/24/2021		1,130	1,247
6.375%, 03/24/2021 (A)		3,924	4,331
6.250%, 04/27/2017		200	217
6.250%, 04/27/2017 (A)		590	640
6.000%, 01/26/2024 (A)		6,454	6,954
5.875%, 07/09/2018 EUR		170	257
5.500%, 04/04/2023		5,354	5,582

			22,213

Czech Republic — 0.1%
Czech Republic Government Bond
4.200%, 12/04/2036		20,110	1,190
2.500%, 08/25/2028		6,910	351

			1,541

SEI Institutional Investments Trust / Annual Report / May 31, 2014	241

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Continued)

May 31, 2014

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Dominican Republic — 0.7%
Republic of Dominican Republic
9.040%, 01/23/2018	2,008	$2,211
7.500%, 05/06/2021	4,719	5,450
7.500%, 05/06/2021 (A)	520	601
7.450%, 04/30/2044 (A)	701	752
6.600%, 01/28/2024 (A)	280	307
5.875%, 04/18/2024	880	920
5.875%, 04/18/2024 (A)	1,613	1,685

		11,926

Ecuador — 0.0%
Republic of Ecuador
9.375%, 12/15/2015	420	449

Egypt — 0.2%
Arab Republic of Egypt
6.875%, 04/30/2040	1,921	1,902
5.750%, 04/29/2020	390	408
5.750%, 04/29/2020 (A)	270	282

		2,592

El Salvador — 0.7%
Republic of El Salvador
8.250%, 04/10/2032	150	171
8.250%, 04/10/2032	875	998
7.750%, 01/24/2023	821	926
7.750%, 01/24/2023	820	925
7.650%, 06/15/2035	85	91
7.650%, 06/15/2035	420	448
7.650%, 06/15/2035	370	394
7.625%, 02/01/2041	743	786
7.625%, 02/01/2041 (A)	150	159
7.375%, 12/01/2019	440	491
7.375%, 12/01/2019 (A)	250	279
5.875%, 01/30/2025	3,530	3,516
5.875%, 01/30/2025 (A)	828	819
Telemovil Finance
8.000%, 10/01/2017	416	437

		10,440

Gabon — 0.0%
Republic of Gabonese Republic
8.200%, 12/12/2017	620	712

Georgia — 0.3%
Georgian Railway JSC
7.750%, 07/11/2022	3,625	4,089
7.750%, 07/11/2022 (A)	420	474
Republic of Georgia
6.875%, 04/12/2021	343	390

		4,953

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Ghana — 0.0%
Republic of Ghana
8.500%, 10/04/2017		327	$346
8.500%, 10/04/2017 (A)		300	317

			663

Guatemala — 0.2%
Comcel Trust
6.875%, 02/06/2024 (A)		1,570	1,680
Guatemala Government Bond
4.875%, 02/13/2028		672	679

			2,359

Hong Kong — 0.1%
Central China Real Estate MTN
6.500%, 06/04/2018		1,500	1,428

Hungary — 4.9%
Republic of Hungary
8.000%, 02/12/2015	HUF	315,000	1,472
7.750%, 08/24/2015	HUF	290,690	1,392
7.625%, 03/29/2041		5,960	7,465
7.000%, 06/24/2022	HUF	582,720	3,064
6.750%, 02/24/2017	HUF	338,610	1,673
6.750%, 11/24/2017	HUF	1,355,170	6,806
6.750%, 10/22/2028	HUF	800,590	4,165
6.500%, 06/24/2019	HUF	294,410	1,497
6.375%, 03/29/2021		1,032	1,174
6.250%, 01/29/2020		910	1,023
6.000%, 01/11/2019	EUR	1,024	1,594
6.000%, 11/24/2023	HUF	790,700	3,943
5.750%, 11/22/2023		5,306	5,797
5.500%, 12/22/2016	HUF	677,430	3,247
5.500%, 12/20/2018	HUF	804,820	3,921
5.500%, 06/24/2025	HUF	77,130	369
5.375%, 02/21/2023		1,584	1,688
5.375%, 03/25/2024		2,062	2,191
5.000%, 03/30/2016	GBP	253	443
4.125%, 02/19/2018		6,654	6,879
4.000%, 04/25/2018	HUF	3,731,850	17,158
4.000%, 03/25/2019		790	806

			77,767

India — 0.2%
Bharti Airtel International Netherlands
5.350%, 05/20/2024 (A)		1,110	1,168
5.125%, 03/11/2023 (A)		283	293
Export-Import Bank of India MTN
4.000%, 08/07/2017		265	279

242	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Vedanta Resources
8.250%, 06/07/2021 (A)		200	$224
7.125%, 05/31/2023 (A)		200	210
6.750%, 06/07/2016		175	186
6.000%, 01/31/2019 (A)		381	394

			2,754

Indonesia — 7.9%
Adaro Indonesia
7.625%, 10/22/2019 (A)		400	422
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	6,000,000	483
7.000%, 05/15/2027	IDR	2,500,000	189
Indo Energy Finance II
6.375%, 01/24/2023		1,701	1,391
6.375%, 01/24/2023 (A)		200	164
Indonesia Treasury Bond
11.000%, 09/15/2025	IDR	2,000,000	204
9.000%, 03/15/2029	IDR	116,082,000	10,326
8.375%, 03/15/2024	IDR	177,624,000	15,518
8.375%, 09/15/2026	IDR	700,000	60
8.375%, 03/15/2034	IDR	75,800,000	6,330
8.375%, 03/15/2034	IDR	10,190,000	851
7.875%, 04/15/2019	IDR	54,612,000	4,713
6.625%, 05/15/2033		6,800,000	473
6.625%, 05/15/2033	IDR	3,500,000	244
6.125%, 05/15/2028	IDR	18,170,000	1,253
Indosat Palapa
7.375%, 07/29/2020		400	434
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	116,900,000	9,412
Listrindo Capital
6.950%, 02/21/2019 (A)		300	321
Majapahit Holding
8.000%, 08/07/2019		200	236
8.000%, 08/07/2019 (A)		350	413
7.875%, 06/29/2037 (A)		215	253
Pertamina Persero
6.500%, 05/27/2041 (A)		820	838
6.450%, 05/30/2044 (A)		1,712	1,742
6.000%, 05/03/2042		394	378
6.000%, 05/03/2042 (A)		1,450	1,392
5.625%, 05/20/2043		5,457	5,061
4.875%, 05/03/2022 (A)		550	551
Perusahaan Gas Negara Persero
5.125%, 05/16/2024 (A)		75	76
Perusahaan Penerbit SBSN Indonesia
6.125%, 03/15/2019		540	603
Republic of Indonesia
12.800%, 06/15/2021	IDR	2,119,000	228

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
11.625%, 03/04/2019		1,006	$1,380
11.625%, 03/04/2019		4,940	6,774
11.625%, 03/04/2019 (A)		2,500	3,428
11.000%, 10/15/2014	IDR	5,300,000	461
8.500%, 10/12/2035		4,804	6,527
8.250%, 06/15/2032	IDR	23,164,000	1,915
7.750%, 01/17/2038		1,783	2,278
7.750%, 01/17/2038		5,075	6,483
7.000%, 05/15/2022	IDR	68,500,000	5,515
6.875%, 01/17/2018		4,564	5,243
6.750%, 01/15/2044 (A)		1,750	2,065
6.625%, 05/15/2033	IDR	34,970,000	2,434
6.625%, 02/17/2037		323	370
6.625%, 02/17/2037		1,009	1,155
5.875%, 03/13/2020		890	998
5.875%, 03/13/2020 (A)		540	606
5.875%, 01/15/2024 (A)		250	281
5.625%, 05/15/2023	IDR	71,594,000	5,197
5.375%, 10/17/2023		360	389
5.250%, 01/17/2042		867	846
4.875%, 05/05/2021		1,111	1,180
4.875%, 05/05/2021 (A)		550	584
3.750%, 04/25/2022		476	467
3.375%, 04/15/2023 (A)		4,237	3,993
Tullow Oil
6.000%, 11/01/2020 (A)		205	211

			125,339

Iraq — 0.7%
Republic of Iraq
5.800%, 01/15/2028		12,062	11,489

Israel — 0.1%
Altice Financing
8.000%, 12/15/2019	EUR	140	210
7.875%, 12/15/2019		600	655
Altice Finco
9.875%, 12/15/2020		800	920

			1,785

Ivory Coast — 0.8%
Government of Ivory Coast
5.750%, 12/31/2032 (B)		10,178	9,923
5.750%, 12/31/2032		3,527	3,439

			13,362

Jamaica — 0.1%
Digicel Group
8.250%, 09/30/2020		1,750	1,886

SEI Institutional Investments Trust / Annual Report / May 31, 2014	243

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Continued)

May 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Kazakhstan — 1.8%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	$838
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021		100	106
7.250%, 01/28/2021 (A)		700	746
KazAgro National Management Holding
4.625%, 05/24/2023		420	416
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042		700	788
6.375%, 10/06/2020 (A)		660	736
Kazatomprom
6.250%, 05/20/2015		250	260
6.250%, 05/20/2015 (A)		350	364
KazMunaiGaz Finance Sub
11.750%, 01/23/2015		1,859	1,973
9.125%, 07/02/2018		748	909
9.125%, 07/02/2018 (A)		986	1,198
7.000%, 05/05/2020		3,902	4,502
6.375%, 04/09/2021		2,950	3,315
6.375%, 04/09/2021 (A)		4,114	4,623
KazMunayGas National MTN
5.750%, 04/30/2043		4,601	4,457
5.750%, 04/30/2043 (A)		879	861
4.400%, 04/30/2023 (A)		1,158	1,142
Samruk-Energy JSC MTN
3.750%, 12/20/2017		700	696
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (A)		440	451
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019		550	579
7.125%, 11/13/2019 (A)		470	494

			29,454

Kenya — 0.2%
Kenya Infrastructure Bond
11.000%, 09/15/2025	KES	295,000	3,354

Latvia — 0.1%
Republic of Latvia
2.750%, 01/12/2020		860	848

Lithuania — 0.3%
Republic of Lithuania
6.625%, 02/01/2022		1,645	1,995
6.625%, 02/01/2022 (A)		300	364
6.125%, 03/09/2021 (A)		1,716	2,014
5.125%, 09/14/2017		680	744

			5,117

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Malaysia — 4.5%
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	$356
4.392%, 04/15/2026	MYR	9,900	3,118
4.378%, 11/29/2019	MYR	3,560	1,137
4.262%, 09/15/2016	MYR	13,050	4,132
4.181%, 07/15/2024	MYR	19,159	6,027
4.160%, 07/15/2021	MYR	6,134	1,929
4.048%, 09/30/2021	MYR	4,230	1,326
4.012%, 09/15/2017	MYR	12,700	4,004
3.892%, 03/15/2027	MYR	1,348	399
3.889%, 07/31/2020	MYR	10,415	3,240
3.844%, 04/15/2033	MYR	1,960	551
3.835%, 08/12/2015	MYR	14,949	4,689
3.741%, 02/27/2015	MYR	2,930	916
3.654%, 10/31/2019	MYR	940	291
3.580%, 09/28/2018	MYR	8,125	2,518
3.502%, 05/31/2027	MYR	1,050	299
3.492%, 03/31/2020	MYR	20,880	6,360
3.480%, 03/15/2023	MYR	19,684	5,883
3.418%, 08/15/2022	MYR	10,253	3,062
3.394%, 03/15/2017	MYR	2,690	835
3.314%, 10/31/2017	MYR	24,970	7,697
3.260%, 03/01/2018	MYR	20,690	6,354
3.197%, 10/15/2015	MYR	3,756	1,169
3.172%, 07/15/2016	MYR	12,610	3,914
Penerbangan Malaysia
5.625%, 03/15/2016		741	799
Petronas Capital
7.875%, 05/22/2022		568	753
5.250%, 08/12/2019		530	602
Petronas Capital Registered
7.875%, 05/22/2022		46	61

			72,421

Mexico — 7.6%
Alfa
6.875%, 03/25/2044 (A)		1,740	1,910
5.250%, 03/25/2024 (A)		1,160	1,204
BBVA Bancomer
6.750%, 09/30/2022 (A)		722	821
4.375%, 04/10/2024 (A)		2,319	2,362
Cemex
6.500%, 12/10/2019		550	589
Cemex Espana Luxembourg
9.875%, 04/30/2019		1,150	1,326
Cemex Finance
9.375%, 10/12/2022 (A)		543	638
Comision Federal de Electricidad
5.750%, 02/14/2042 (A)		570	601
4.875%, 05/26/2021		200	214
4.875%, 05/26/2021 (A)		300	321
4.875%, 01/15/2024 (A)		708	750

244	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Empresas ICA
8.875%, 05/29/2024		748	$742
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (A)		433	450
Fresnillo PLC
5.500%, 11/13/2023 (A)		250	264
Metalsa
4.900%, 04/24/2023 (A)		234	227
Mexican Bonos, Ser M10
7.250%, 12/15/2016	MXN	45,975	3,843
Mexican Bonos, Ser M20
8.000%, 12/07/2023	MXN	118,077	10,642
Mexican Bonos
10.000%, 12/05/2024	MXN	24,651	2,535
10.000%, 11/20/2036	MXN	8,930	952
9.500%, 12/18/2014	MXN	62,710	5,026
8.500%, 12/13/2018	MXN	66,179	5,899
8.500%, 05/31/2029	MXN	56,906	5,347
8.500%, 11/18/2038	MXN	43,933	4,096
7.750%, 12/14/2017	MXN	45,440	3,903
7.750%, 05/29/2031	MXN	169,063	14,768
7.500%, 06/03/2027	MXN	40,312	3,519
6.500%, 06/10/2021	MXN	110,524	9,114
6.500%, 06/09/2022	MXN	31,648	2,596
6.250%, 06/16/2016	MXN	955	78
6.000%, 06/18/2015	MXN	6,390	508
5.000%, 06/15/2017	MXN	29,759	2,363
4.750%, 06/14/2018	MXN	17,000	1,322
Mexico Generadora de Energia S de rl
5.500%, 12/06/2032 (A)		200	202
Petroleos Mexicanos
7.190%, 09/12/2024	MXN	45,060	3,511
6.625%, 06/15/2035		5,826	6,816
6.500%, 06/02/2041		1,100	1,286
6.375%, 01/23/2045 (A)		1,016	1,170
5.750%, 03/01/2018		670	752
5.500%, 06/27/2044		150	155
5.500%, 06/27/2044 (A)		190	196
3.500%, 01/30/2023 (A)		210	204
Tenedora Nemak
5.500%, 02/28/2023 (A)		200	207
Trust F
5.250%, 12/15/2024‡ (A)		1,380	1,432
United Mexican States MTN
6.050%, 01/11/2040		862	1,043
5.950%, 03/19/2019		708	825
5.750%, 10/12/2110		1,428	1,528
5.550%, 01/21/2045		3,984	4,552
4.750%, 03/08/2044		1,832	1,869
4.000%, 10/02/2023		5,252	5,528
United Mexican States, Ser A MTN
6.750%, 09/27/2034		704	914

			121,120

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Mongolia — 0.3%
Development Bank of Mongolia LLC MTN
5.750%, 03/21/2017		1,138	$1,107
Mongolia Government International Bond MTN
5.125%, 12/05/2022		2,270	2,037
4.125%, 01/05/2018		2,248	2,147

			5,291

Montenegro — 0.1%
Republic of Montenegro
7.875%, 09/14/2015		140	201
5.375%, 05/20/2019		481	678

			879

Morocco — 0.5%
Kingdom of Morocco
5.500%, 12/11/2042		1,500	1,497
4.250%, 12/11/2022		1,410	1,413
4.250%, 12/11/2022 (A)		1,458	1,461
OCP
5.625%, 04/25/2024 (A)		3,218	3,347

			7,718

Mozambique — 0.1%
EMATUM Via Mozambique EMATUM Finance 2020 BV
6.305%, 09/11/2020		1,066	1,071

Nigeria — 0.7%
Afren
6.625%, 12/09/2020 (A)		700	712
Nigeria Treasury Bill
10.425%, 05/07/2015	NGN	15,500	86
5.661%, 04/23/2015	NGN	28,300	157
0.000%, 09/18/2014	NGN	12,900	77
0.000%, 02/05/2015	NGN	38,800	221
0.000%, 03/05/2015	NGN	25,777	146
Republic of Nigeria
16.390%, 01/27/2022	NGN	39,000	282
16.390%, 01/27/2022	NGN	216,000	1,562
16.000%, 06/29/2019	NGN	24,000	166
16.000%, 06/29/2019	NGN	386,000	2,671
15.100%, 04/27/2017	NGN	29,439	193
6.750%, 01/28/2021		1,704	1,872
6.750%, 01/28/2021 (A)		550	604
6.375%, 07/12/2023		738	801
6.375%, 07/12/2023 (A)		617	670
Zenith Bank MTN
6.250%, 04/22/2019 (A)		820	811

			11,031

SEI Institutional Investments Trust / Annual Report / May 31, 2014	245

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Continued)

May 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Pakistan — 0.3%
Republic of Pakistan
8.250%, 04/15/2024		2,000	$2,120
7.250%, 04/15/2019 (A)		610	634
7.125%, 03/31/2016		100	103
7.125%, 03/31/2016		450	464
6.875%, 06/01/2017		10	11
6.875%, 06/01/2017		630	652

			3,984

Panama — 0.7%
Republic of Panama
9.375%, 01/16/2023		595	809
9.375%, 04/01/2029		2,838	4,243
8.875%, 09/30/2027		325	468
8.125%, 04/28/2034		2,249	2,991
7.125%, 01/29/2026		100	128
6.700%, 01/26/2036		1,693	2,108
5.200%, 01/30/2020		925	1,038
4.300%, 04/29/2053		140	124

			11,909

Paraguay — 0.2%
Republic of Paraguay
4.625%, 01/25/2023		1,305	1,331
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	212
6.750%, 12/13/2022		900	954

			2,497

Peru — 1.4%
Abengoa Transmission Sur
6.875%, 04/30/2043		327	356
Cementos Pacasmayo
4.500%, 02/08/2023 (A)		225	214
Cia Minera Ares SAC
7.750%, 01/23/2021 (A)		200	212
Inkia Energy
8.375%, 04/04/2021 (A)		348	387
Peru Enhanced Pass-Through Finance
4.538%, 06/02/2025 (A)		1,000	697
2.605%, 05/31/2018		242	228
2.522%, 05/31/2018 (A)		274	257
Republic of Peru
9.910%, 05/05/2015	PEN	2,015	768
8.750%, 11/21/2033		4,646	7,155
8.200%, 08/12/2026	PEN	8,633	3,789
7.840%, 08/12/2020	PEN	2,377	981
7.350%, 07/21/2025		1,112	1,478
7.125%, 03/30/2019		2,646	3,228
6.950%, 08/12/2031	PEN	915	349
6.950%, 08/12/2031	PEN	2,089	796

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
6.900%, 08/12/2037	PEN	2,819	$1,043
6.850%, 02/12/2042	PEN	882	319
Volcan Cia Minera
5.375%, 02/02/2022 (A)		22	21

			22,278

Philippines — 0.5%
Development Bank of Philippines
5.500%, 03/25/2021		370	409
National Power
9.625%, 05/15/2028		1,100	1,632
Power Sector Assets & Liabilities Management
7.390%, 12/02/2024		250	325
7.390%, 12/02/2024 (A)		650	845
Republic of Philippines
10.625%, 03/16/2025		348	553
9.500%, 02/02/2030		880	1,406
6.250%, 01/14/2036	PHP	33,000	815
5.500%, 03/30/2026		628	732
3.900%, 11/26/2022	PHP	52,000	1,178

			7,895

Poland — 4.6%
Eileme 2
11.625%, 01/31/2020		350	419
Republic of Poland
6.375%, 07/15/2019		5,740	6,823
6.250%, 10/24/2015	PLN	840	291
5.750%, 10/25/2021	PLN	9,720	3,665
5.750%, 09/23/2022	PLN	27,540	10,456
5.750%, 04/25/2029	PLN	14,928	5,847
5.500%, 04/25/2015	PLN	2,360	799
5.500%, 10/25/2019	PLN	10,610	3,879
5.250%, 10/25/2017	PLN	24,550	8,683
5.250%, 10/25/2020	PLN	5,885	2,145
5.000%, 03/23/2022		652	731
4.750%, 10/25/2016	PLN	2,410	831
4.000%, 10/25/2023	PLN	22,447	7,596
4.000%, 01/22/2024		3,604	3,766
3.000%, 08/24/2016	PLN	12,124	4,159
2.750%, 08/25/2023	PLN	3,351	1,168
2.715%, 07/25/2015	PLN	1,150	369
2.500%, 07/25/2018	PLN	6,910	2,225
2.295%, 01/25/2016	PLN	20,880	6,593
0.000%, 07/25/2016	PLN	9,600	2,987

			73,432

Qatar — 0.1%
Qtel International Finance
7.875%, 06/10/2019		873	1,096

246	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Romania — 2.4%
Romania Government Bond
6.750%, 06/11/2017		5,810	$1,953
6.750%, 02/07/2022		5,116	6,133
6.750%, 02/07/2022 (A)		390	467
6.125%, 01/22/2044 (A)		568	643
6.000%, 04/30/2016		1,020	331
5.950%, 06/11/2021		17,370	5,763
5.850%, 07/28/2014	RON	3,560	1,110
5.850%, 04/26/2023	RON	13,490	4,507
5.800%, 10/26/2015	RON	500	161
5.750%, 01/27/2016		390	126
5.750%, 04/29/2020	RON	1,900	634
5.600%, 11/28/2018		11,730	3,871
4.875%, 01/22/2024 (A)		3,192	3,389
4.875%, 01/22/2024 (A)		2,612	2,773
4.750%, 08/29/2016		12,340	3,931
4.750%, 06/24/2019		3,930	1,255
4.375%, 08/22/2023		2,582	2,656

			39,703

Russia — 6.8%
Alfa Bank Via Alfa Bond Issuance
7.750%, 04/28/2021		900	958
7.500%, 09/26/2019		750	773
7.500%, 09/26/2019 (A)		275	283
Credit Bank of Moscow Via CBOM Finance
7.700%, 02/01/2018		1,500	1,485
EuroChem Mineral & Chemical via EuroChem GI
5.125%, 12/12/2017 (A)		200	200
Far Eastern Shipping
8.000%, 05/02/2018 (A)		227	184
Gazprom Neft OAO Via GPN Capital
6.000%, 11/27/2023 (A)		590	600
4.375%, 09/19/2022		1,167	1,074
Metalloinvest Finance
5.625%, 04/17/2020 (A)		350	334
Ritekro
12.844%, 11/07/2022 (F) (G)		538	200
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022		550	508
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	160,706	4,472
7.600%, 04/14/2021	RUB	384,525	10,657
7.600%, 07/20/2022	RUB	179,159	4,929
7.500%, 03/15/2018	RUB	242,773	6,812
7.500%, 02/27/2019	RUB	160,514	4,478

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
7.400%, 04/19/2017	RUB	198,564	$5,583
7.400%, 06/14/2017	RUB	28,100	789
7.350%, 01/20/2016	RUB	100,000	2,837
7.050%, 01/19/2028	RUB	283,897	7,159
7.000%, 12/03/2014 (C)	RUB	35,860	914
7.000%, 01/25/2023	RUB	277,253	7,326
7.000%, 08/16/2023	RUB	97,720	2,554
6.900%, 08/03/2016	RUB	59,436	1,663
6.800%, 12/11/2019	RUB	90,587	2,434
6.200%, 01/31/2018	RUB	139,540	3,754
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028		924	1,593
7.850%, 03/10/2018	RUB	180,000	5,086
7.850%, 03/10/2018 (A)	RUB	10,000	283
7.500%, 03/31/2030		195	227
7.500%, 03/31/2030		10,277	11,931
5.625%, 04/04/2042		1,600	1,660
4.875%, 09/16/2023 (A)		4,600	4,733
Sberbank of Russia Via SB Capital
5.717%, 06/16/2021		400	416
TMK
6.750%, 04/03/2020		2,230	2,124
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/2016		340	344
VimpelCom Holdings
7.504%, 03/01/2022		1,500	1,560
7.504%, 03/01/2022 (A)		600	624
5.200%, 02/13/2019 (A)		300	292
VimpelCom Holdings BV
5.950%, 02/13/2023 (A)		202	191
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/2018 (A)		100	112
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,635	1,754
6.800%, 11/22/2025		240	250
6.800%, 11/22/2025 (A)		600	626
5.450%, 11/22/2017		110	114
5.450%, 11/22/2017 (A)		340	352
VTB Capital
6.875%, 05/29/2018		720	768

			108,000

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/2021		650	744
8.750%, 05/13/2021 (A)		200	229

			973

SEI Institutional Investments Trust / Annual Report / May 31, 2014	247

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Continued)

May 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Serbia — 0.7%
Republic of Serbia
7.250%, 09/28/2021		3,718	$4,304
7.250%, 09/28/2021 (A)		300	347
5.875%, 12/03/2018		655	704
5.875%, 12/03/2018 (A)		1,623	1,744
5.250%, 11/21/2017		1,277	1,344
5.250%, 11/21/2017 (A)		200	211
4.875%, 02/25/2020		2,297	2,369

			11,023

Singapore — 0.7%
Singapore Government Bond
3.375%, 09/01/2033		1,850	1,576
3.000%, 09/01/2024		9,867	8,333
STATS ChipPAC
4.500%, 03/20/2018 (A)		125	126
Yanlord Land Group
9.500%, 05/04/2017		1,170	1,226

			11,261

Slovak Republic — 0.0%
Republic of Slovakia
4.375%, 05/21/2022 (A)		620	664

Slovenia — 0.3%
Republic of Slovenia
5.850%, 05/10/2023		1,074	1,200
5.250%, 02/18/2024 (A)		2,659	2,845

			4,045

South Africa — 5.5%
Republic of South Africa
10.500%, 12/21/2026	ZAR	51,288	5,650
8.750%, 02/28/2048	ZAR	34,406	3,076
8.500%, 06/23/2017 (E)		3,038	3,591
8.500%, 01/31/2037	ZAR	42,283	3,775
8.250%, 09/15/2017	ZAR	27,059	2,624
8.000%, 12/21/2018	ZAR	101,918	9,794
8.000%, 01/31/2030	ZAR	62,319	5,510
7.750%, 02/28/2023	ZAR	64,591	5,956
7.250%, 01/15/2020	ZAR	162,748	15,000
7.000%, 02/28/2031	ZAR	41,179	3,255
7.000%, 02/28/2031	ZAR	9,471	749
6.875%, 05/27/2019		940	1,098
6.750%, 03/31/2021	ZAR	13,660	1,209
6.500%, 02/28/2041	ZAR	2,552	176
6.250%, 03/31/2036	ZAR	27,510	1,907
5.875%, 09/16/2025		11,313	12,727
5.500%, 03/09/2020		4,839	5,359
4.665%, 01/17/2024		1,486	1,538
Transnet SOC
9.500%, 05/13/2021 (A)	ZAR	16,660	1,565

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
4.000%, 07/26/2022		2,650	$2,531
4.000%, 07/26/2022 (A)		305	291

			87,381

Sri Lanka — 0.3%
Bank of Ceylon
6.875%, 05/03/2017 (A)		360	381
Democratic Socialist Republic of Sri Lanka
6.250%, 07/27/2021		200	211
6.250%, 07/27/2021 (A)		270	286
5.875%, 07/25/2022		3,232	3,321
Sri Lanka Government International Bond
5.125%, 04/11/2019 (A)		830	849

			5,048

Supra-National — 0.1%
Inter-American Development Bank MTN
5.374%, 08/20/2015	IDR	10,910,000	860

Thailand — 2.6%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	109
4.875%, 06/22/2029	THB	25,200	856
3.875%, 06/13/2019	THB	632,000	19,915
3.650%, 12/17/2021	THB	136,620	4,183
3.625%, 06/16/2023	THB	349,043	10,560
3.580%, 12/17/2027	THB	77,750	2,306
3.250%, 06/16/2017	THB	59,000	1,838
Thailand Government Index- Linked Bond
1.200%, 07/14/2021	THB	79,442	2,320

			42,087

Trinidad & Tobago — 0.1%
Republic of Trinidad & Tobago
4.375%, 01/16/2024 (A)		1,510	1,634

Turkey — 6.5%
Akbank
5.000%, 10/24/2022		250	251
Export Credit Bank of Turkey
5.875%, 04/24/2019 (A)		200	212
Finansbank
6.250%, 04/30/2019 (A)		1,612	1,659
KOC Holding
3.500%, 04/24/2020		200	191
3.500%, 04/24/2020 (A)		200	191
Republic of Turkey
11.875%, 01/15/2030		660	1,133
10.700%, 02/24/2016	TRY	1,710	847
10.500%, 01/15/2020	TRY	5,943	3,072

248	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
9.500%, 01/12/2022	TRY	12,107	$5,969
9.000%, 01/27/2016	TRY	2,400	1,157
9.000%, 03/08/2017	TRY	20,199	9,795
8.800%, 11/14/2018	TRY	3,199	1,544
8.800%, 09/27/2023	TRY	972	461
8.500%, 09/14/2022	TRY	25,538	11,902
8.300%, 10/07/2015	TRY	9,860	4,699
8.300%, 06/20/2018	TRY	14,586	6,923
8.300%, 06/20/2018	TRY	2,000	949
8.000%, 02/14/2034		1,185	1,561
7.500%, 07/14/2017		4,078	4,659
7.500%, 11/07/2019		1,679	1,994
7.375%, 02/05/2025		4,434	5,387
7.250%, 03/05/2038		270	335
7.100%, 03/08/2023	TRY	11,000	4,680
7.100%, 03/08/2023	TRY	1,230	523
7.000%, 09/26/2016		880	973
7.000%, 06/05/2020		2,450	2,863
6.875%, 03/17/2036		2,731	3,243
6.750%, 04/03/2018		3,470	3,937
6.750%, 05/30/2040		514	603
6.500%, 01/07/2015	TRY	6,023	2,850
6.300%, 02/14/2018	TRY	14,704	6,537
6.250%, 09/26/2022		415	470
6.000%, 01/14/2041		2,350	2,521
5.750%, 03/22/2024		628	686
5.625%, 03/30/2021		1,179	1,288
5.125%, 03/25/2022		1,520	1,613
4.500%, 02/11/2015	TRY	4,198	2,050
3.250%, 03/23/2023		440	406
3.000%, 02/23/2022	TRY	6,488	3,317
Turkiye Garanti Bankasi
5.250%, 09/13/2022 (A)		400	406
Turkiye Is Bankasi
3.750%, 10/10/2018		300	297

			104,154

Ukraine — 1.1%
Government of Ukraine
9.250%, 07/24/2017		8,333	8,239
9.250%, 07/24/2017 (A)		2,061	2,037
7.950%, 02/23/2021		530	501
7.950%, 02/23/2021 (A)		350	331
7.800%, 11/28/2022 (A)		1,521	1,409
6.875%, 09/23/2015		2,833	2,711
6.875%, 09/23/2015 (A)		484	463
6.580%, 11/21/2016		503	473
State Export-Import Bank of Ukraine JSC via Biz Finance
8.750%, 01/22/2018		970	854
Ukraine Railways via Shortline
9.500%, 05/21/2018		250	205

			17,223

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

United Arab Emirates — 0.0%
MAF Global Securities
7.125%, 10/29/2049 (D)	200	$216

Uruguay — 0.6%
Republic of Uruguay PIK
7.875%, 01/15/2033	1,753	2,393
Republic of Uruguay
7.625%, 03/21/2036	2,404	3,263
6.875%, 09/28/2025	1,000	1,221
4.500%, 08/14/2024	2,495	2,657

		9,534

Venezuela — 4.1%
Government of Venezuela
13.625%, 08/15/2018	1,493	1,575
13.625%, 08/15/2018	497	509
12.750%, 08/23/2022	9,852	9,754
12.750%, 08/23/2022	3,442	3,408
11.950%, 08/05/2031	2,908	2,675
11.950%, 08/05/2031	185	170
11.750%, 10/21/2026	1,000	921
11.750%, 10/21/2026	1,875	1,727
9.375%, 01/13/2034	4,030	3,184
9.250%, 09/15/2027	2,132	1,738
9.250%, 05/07/2028	2,693	2,114
9.000%, 05/07/2023	3,228	2,614
9.000%, 05/07/2023	1,622	1,313
8.500%, 10/08/2014	936	937
8.250%, 10/13/2024	20	15
8.250%, 10/13/2024	1,102	836
7.750%, 10/13/2019	1,648	1,368
7.750%, 10/13/2019	20	17
7.650%, 04/21/2025	334	243
7.650%, 04/21/2025	20	15
7.000%, 12/01/2018	1,409	1,172
6.000%, 12/09/2020	440	320
6.000%, 12/09/2020	156	113
5.750%, 02/26/2016	3,675	3,434
5.750%, 02/26/2016	843	787
5.750%, 02/26/2016	350	327
Petroleos de Venezuela
12.750%, 02/17/2022	324	313
9.750%, 05/17/2035	1,018	774
9.000%, 11/17/2021	2,300	1,886
8.500%, 11/02/2017	330	304
8.500%, 11/02/2017	14,306	13,162
6.000%, 11/15/2026	1,142	685
5.500%, 04/12/2037	300	166
5.375%, 04/12/2027	1,162	671
5.250%, 04/12/2017	20	17
5.250%, 04/12/2017	1,138	946
5.000%, 10/28/2015	5,420	5,007

		65,217

SEI Institutional Investments Trust / Annual Report / May 31, 2014	249

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Continued)

May 31, 2014

Description		Face Amount (1) (Thousands)/Shares	Market Value ($ Thousands)

Vietnam — 0.1%
Socialist Republic of Vietnam
6.875%, 01/15/2016		440	$472
6.750%, 01/29/2020		1,010	1,140

			1,612

Zambia — 0.3%
Zambia Government International Bond
8.500%, 04/14/2024 (A)		1,400	1,505
5.375%, 09/20/2022		2,980	2,764

			4,269

Total Global Bonds (Cost $1,484,870) ($ Thousands)			1,512,005

LOAN PARTICIPATION — 0.1%

Singapore — 0.1%
Morton Bay Senior
0.000%, 12/31/2014 (F) (G)		3,020	2,213

Total Loan Participation (Cost $3,020) ($ Thousands)			2,213

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.070%*† (H)		5,622,692	5,623

Total Affiliated Partnership (Cost $5,623) ($ Thousands)			5,623

TIME DEPOSITS — 3.7%
Brown Brothers Harriman
5.188% 06/02/2014	ZAR	1,347	127
0.081% 06/02/2014	GBP	—	—
0.040% 06/02/2014	EUR	67	92
0.030% 06/02/2014		59,285	59,285
0.005% 06/02/2014	SGD	6	5
0.001% 06/02/2014	CHF	—	—

Total Time Deposits (Cost $59,509) ($ Thousands)			59,509

Total Investments — 98.9% (Cost $1,553,022) ($ Thousands)			$1,579,350

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bund	(13)	Jun-2014	$(85)
Korea 10-Year Bond	(81)	Jun-2014	(42)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Korea 3-Year Bond	(75)	Jun-2014	$(7)
U.S. 10-Year Treasury Note	117	Sep-2014	5
U.S. 10-Year Treasury Note	(79)	Sep-2014	(45)
U.S. 2-Year Treasury Note	56	Sep-2014	2
U.S. 5-Year Treasury Note	9	Sep-2014	—
U.S. 5-Year Treasury Note	(84)	Sep-2014	(26)
U.S. Long Treasury Bond	47	Sep-2014	(27)
U.S. Long Treasury Bond	(21)	Sep-2014	(1)

			$(226)

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at May 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
6/3/14-8/12/14	RUB	1,500,280	USD	41,921	$(761)
6/3/14-8/12/14	USD	30,778	RUB	1,101,857	623
6/4/14-6/18/14	MXN	325,548	USD	25,166	(117)
6/4/14-7/3/14	EUR	46,244	USD	63,798	700
6/4/14-7/14/14	RON	60,445	EUR	13,596	(179)
6/4/14-8/15/14	USD	36,236	MXN	476,462	727
6/4/14-9/17/14	EUR	3,757	RON	16,697	44
6/4/14-9/17/14	USD	33,752	EUR	24,437	(407)
6/6/14	JPY	286,160	USD	2,755	(57)
6/6/14	USD	2,816	JPY	286,160	(3)
6/6/14-6/18/14	USD	9,527	HUF	2,119,444	21
6/6/14-8/11/14	THB	1,059,956	USD	32,635	377
6/6/14-8/11/14	USD	21,638	THB	703,105	(257)
6/6/14-8/26/14	USD	16,903	PHP	750,276	240
6/6/14-2/18/15	HUF	2,273,984	USD	10,152	(50)
6/11/14-8/20/14	USD	16,805	CLP	9,362,384	100
6/11/14-8/29/14	CLP	6,266,171	USD	11,241	(87)
6/12/14-12/8/14	IDR	194,068,332	USD	16,598	137
6/12/14-12/8/14	USD	22,435	IDR	263,913,001	(76)
6/16/14	EUR	6,813	HUF	2,108,006	200
6/16/14-2/18/15	HUF	5,999,576	EUR	19,448	(464)
6/17/14-6/18/14	CZK	162,805	EUR	5,945	30
6/18/14	CZK	61,997	USD	3,146	68
6/18/14	ILS	58,431	USD	16,834	10
6/18/14	INR	12,910	USD	209	(9)
6/18/14	PLN	17,610	USD	5,776	(31)
6/18/14	RON	24,382	USD	7,478	(81)
6/18/14	SGD	26,459	USD	20,987	(122)
6/18/14	USD	1,606	CZK	32,250	(5)
6/18/14	USD	4,402	ILS	15,328	12
6/18/14	USD	10,251	PLN	31,401	103
6/18/14	USD	4,430	RON	14,448	49
6/18/14-7/9/14	TRY	65,310	USD	30,166	(824)
6/18/14-7/16/14	PLN	20,150	EUR	4,780	(114)
6/18/14-7/21/14	USD	3,154	INR	187,910	(7)
6/18/14-8/8/14	USD	25,371	ZAR	269,397	(70)
6/18/14-8/20/14	MYR	39,988	USD	12,195	(197)
6/18/14-8/20/14	USD	41,343	MYR	134,859	445
6/18/14-9/17/14	EUR	23,230	PLN	97,690	446
6/18/14-9/17/14	USD	43,951	TRY	95,755	1,363
6/18/14-9/17/14	ZAR	201,419	USD	18,779	(176)
6/26/14-7/16/14	COP	44,224,695	USD	22,652	(562)
6/26/14-7/16/14	USD	23,795	PEN	66,795	252
6/26/14-8/29/14	USD	21,686	COP	42,909,183	826
6/30/14	GBP	268	USD	450	2
6/30/14	KRW	11,942,910	USD	11,406	(300)
6/30/14-8/20/14	USD	16,358	KRW	17,217,111	511
7/2/14-7/7/14	BRL	41,794	USD	18,572	99
7/2/14-7/7/14	USD	6,021	BRL	13,657	12

250	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/10/14	USD	2,826	UYU	65,000	$(4)
7/14/14	AUD	6,250	USD	5,822	24
7/14/14	USD	5,747	AUD	6,248	50
7/15/14-8/20/14	PHP	287,590	USD	6,561	(11)
7/16/14	PEN	16,635	USD	5,852	(134)
7/16/14-8/20/14	NGN	399,269	USD	2,322	(88)
7/16/14-11/19/14	USD	11,864	NGN	2,018,115	332
8/20/14	TWD	201,394	USD	6,678	(50)

					$2,560

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Citigroup	$(214,931)	$215,481	$550
Goldman Sachs	(437,388)	438,800	1,412
HSBC	(26,888)	27,448	560
JPMorgan Chase Bank	(243,440)	243,478	38

			$2,560

For the year ended May 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the year.

A list of open OTC swap agreements held by the Fund at May 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	3-Month ZAR - JIBAR	8.76%	01/16/2029	ZAR	65,000	$124
Goldman Sachs	4.95%	6-Month HUF -BUBOR	04/29/2024	HUF	800,000	(204)
Goldman Sachs	3-Month ZAR - JIBAR	8.30%	01/16/2024	ZAR	25,000	20
Goldman Sachs	28-DAY MXN - TIIE	6.87%	01/10/2024	MXN	7,000	26
Goldman Sachs	3-Month ZAR - JIBAR	8.19%	12/20/2023	ZAR	16,000	6
Goldman Sachs	6-Month PZL - WIBOR	3.38%	05/13/2019	PZL	8,229	17
Goldman Sachs	4.03%	6-Month HUF -BUBOR	04/29/2019	HUF	1,397,393	(190)
Goldman Sachs	7-Day China Interbank Repo Rate	4.58%	04/02/2019	CNY	8,000	49
Goldman Sachs	28-Day MXN - TIIE	7.45%	04/01/2019	MXN	241,664	121
Goldman Sachs	7-Day China Interbank Repo Rate	4.40%	03/25/2019	CNY	72,000	352
Goldman Sachs	3-Month ILS - TELBOR	2.29%	12/24/2018	ILS	17,000	194
Goldman Sachs	1-Year BRL - CDI	12.26%	01/02/2018	BRL	17,224	133
Goldman Sachs	0.76%	3-Month ILS -TELBOR	05/22/2016	ILS	11,000	(1)
Goldman Sachs	3-Month CLP - CLICP	3.75%	04/25/2016	CLP	8,461,341	15
Goldman Sachs	2.7925%	3-Month KRW - Certificate Of Deposit Rate	04/10/2016	KRW	18,500,000	(21)
Goldman Sachs	3-Month ILS - TELBOR	0.95%	04/02/2016	ILS	7,800	(11)
Goldman Sachs	1.21%	3-Month ILS -TELBOR	02/14/2016	ILS	10,000	(34)
Goldman Sachs	3.31%	6-Month PZL -WIBOR	02/03/2016	PZL	37,500	(139)
Goldman Sachs	3-Month ZAR - JIBAR	6.85%	01/22/2016	ZAR	30,000	4
Goldman Sachs	1.20%	3-Month ILS - TELBOR	01/16/2016	ILS	42,828	(148)
Goldman Sachs	1-YEAR BRL - CDI	11.59%	01/04/2016	BRL	6,632	20
Goldman Sachs	3-Month ZAR - JIBAR	6.81%	12/31/2015	ZAR	150,000	26
Goldman Sachs	1.18%	3-Month ILS -TELBOR	12/24/2015	ILS	40,000	(137)
Goldman Sachs	3-Month ZAR - JIBAR	6.75%	12/22/2015	ZAR	130,000	19
Goldman Sachs	2.685%	3-Month KRW - Certificate Of Deposit Rate	04/10/2015	KRW	40,000,000	(10)
Goldman Sachs	1-Year BRL - CDI	11.915%	01/04/2021	BRL	2,788	—
Goldman Sachs	28-Day MXN - TIIE	6.31%	05/20/2024	MXN	16,098	—

						$231

Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount of Currency Received (Thousands)		Notional Amount of Currency Delivered (Thousands)	Net Unrealized Depreciation ($ Thousands)
Goldman Sachs	9.51%	3Month USD - LIBOR	07/09/2015	TRY	5,938	$(12,500)	$(65)

For the year ended May 31, 2014, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,596,100 ($ Thousands).

*	The rate reported is the 7-day effective yield as of May 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on May 31, 2014. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2014.

(E)	This security or a partial position of this security is on loan at May 31, 2014. The total value of securities on loan at May 31, 2014 was $5,360 ($ Thousands).

SEI Institutional Investments Trust / Annual Report / May 31, 2014	251

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Concluded)

May 31, 2014

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of May 31, 2014 was $2,413 ($ Thousands) and represented 0.15% of Net Assets.

(G)	Securities considered illiquid. The total value of such securities as of May 31, 2014 was $2,413 ($ Thousands) and represented 0.15% of Net Assets.

(H)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of May 31, 2014 was $5,623 ($ Thousands).

AUD — Australian Dollar

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CDI — Average One-Day Interbank Deposit Rate

CHF — Swiss Franc

CLN — Credit Linked Note

CLP — Chilean Peso

CNH — Chinese Yuen (Offshore)

COP — Colombian Peso

CZK — Czech Koruna

DEM — German Mark

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — Indian Rupee

JIBAR — Johannesburg Interbank Agreed Rate

JPY — Japanese Yen

KES — Kenyan Shilling

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over the Counter

PEN — Peruvian Nuevo SOI

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

TELBOR — Tel Aviv Interbank Offered Rate

THB — Thai Bhat

TIIE — Equilibrium Interbank Interest Rate

TRY — New Turkish Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

UYU — Uruguayan Peso

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of May 31, 2014, in valuing the investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$—	$1,511,805	$200	$1,512,005
Loan Participation	—	—	2,213	2,213
Affiliated Partnership	—	5,623	—	5,623
Time Deposits	—	59,509	—	59,509

Total Investments in Securities	$—	$1,576,937	$2,413	$1,579,350

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$7	$—	$—	$7
Unrealized Depreciation	(233)			(233)
Forwards Contracts*
Unrealized Appreciation	—	9,662	—	9,662
Unrealized Depreciation	—	(7,102)	—	(7,102)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,125	—	1,125
Unrealized Depreciation	—	(894)	—	(894)
Cross Currency Swaps*
Unrealized Depreciation	—	(65)	—	(65)

Total Other Financial Instruments	$(226)	$2,726	$—	$2,500

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

252	SEI Institutional Investments Trust / Annual Report / May 31, 2014

SCHEDULE OF INVESTMENTS

Real Return Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017	$9,743	$10,923
2.500%, 07/15/2016	13,135	14,277
2.375%, 01/15/2017	11,378	12,465
2.125%, 01/15/2019	9,440	10,645
2.000%, 01/15/2016	13,422	14,173
1.875%, 07/15/2015	13,696	14,263
1.625%, 01/15/2018	10,292	11,235
1.375%, 07/15/2018	10,150	11,102
0.125%, 04/15/2016	27,070	27,780
0.125%, 04/15/2017	30,475	31,501
0.125%, 04/15/2018	33,893	35,016
0.125%, 04/15/2019	12,217	12,568

Total U.S. Treasury Obligations (Cost $204,496) ($ Thousands)		205,948

TIME DEPOSIT — 0.5%
Brown Brothers Harriman
0.030%, 06/02/2014	967	967

Total Time Deposit (Cost $967) ($ Thousands)		967

Total Investments — 99.7% (Cost $205,463) ($ Thousands)		$206,915

Percentages are based on Net Assets of $207,578 ($ Thousands).

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$205,948	$—	$205,948
Time Deposit	967	—	—	967

Total Investments in Securities	$967	$205,948	$—	$206,915

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	253

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS

Dynamic Asset Allocation Fund

May 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.4%

Consumer Discretionary — 11.7%
Amazon.com*	0.7%	33,100	$10,345
Comcast, Cl A	0.8	234,500	12,241
Home Depot	0.6	125,400	10,061
McDonald’s	0.6	89,300	9,058
Walt Disney	0.8	146,600	12,316
Other Securities	8.2		128,611

			182,632

Consumer Staples — 9.6%
Altria Group	0.5	180,100	7,485
Coca-Cola	0.9	340,700	13,938
CVS Caremark	0.5	106,700	8,357
PepsiCo	0.8	137,000	12,101
Philip Morris International	0.8	140,900	12,475
Procter & Gamble	1.3	243,400	19,664
Wal-Mart Stores	0.7	143,900	11,047
Other Securities	4.1		64,586

			149,653

Energy — 10.3%
Chevron	1.3	171,300	21,034
ConocoPhillips	0.6	110,600	8,841
Exxon Mobil	2.5	387,200	38,925
Occidental Petroleum	0.4	70,800	7,058
Schlumberger	0.8	117,600	12,235
Other Securities	4.7		72,782

			160,875

Financials — 15.5%
American Express	0.5	80,900	7,402
American International Group	0.5	129,400	6,997
Bank of America	0.9	950,100	14,385
Berkshire Hathaway, Cl B*	1.3	161,600	20,740
Citigroup	0.8	270,300	12,858
JPMorgan Chase	1.2	340,000	18,894
Wells Fargo	1.4	429,700	21,820

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Other Securities	8.9%		$138,638

			241,734

Health Care — 13.1%
AbbVie	0.5	143,500	7,796
Amgen	0.5	67,400	7,818
Bristol-Myers Squibb	0.5	148,600	7,391
Gilead Sciences*	0.7	137,300	11,150
Johnson & Johnson	1.7	253,700	25,740
Merck	1.0	264,300	15,292
Pfizer	1.1	573,396	16,990
UnitedHealth Group	0.4	88,400	7,039
Other Securities	6.7		104,899

			204,115

Industrials — 10.6%
3M	0.5	56,200	8,011
Boeing	0.5	60,700	8,210
General Electric	1.6	900,000	24,111
Union Pacific	0.5	40,400	8,051
United Technologies	0.6	76,000	8,833
Other Securities	6.9		106,942

			164,158

Information Technology — 18.6%
Apple	3.3	79,900	50,577
Cisco Systems	0.7	463,700	11,416
Facebook, Cl A*	0.6	154,000	9,748
Google, Cl A*	0.9	25,400	14,520
Google, Cl C*	0.9	25,400	14,249
Intel	0.8	447,400	12,223
International Business Machines	1.1	87,900	16,205
Microsoft	1.8	677,300	27,729
Oracle	0.8	307,800	12,934
Qualcomm	0.8	150,700	12,124
Visa, Cl A	0.6	45,700	9,818
Other Securities	6.3		98,505

			290,048

Materials — 3.5%
Other Securities	3.5		53,777

Telecommunication Services — 2.5%
AT&T	1.1	467,800	16,593
Verizon Communications	1.2	371,800	18,575
Other Securities	0.2		3,065

			38,233

Utilities — 3.0%
Other Securities	3.0		46,459

Total Common Stock (Cost $1,187,057) ($ Thousands)			1,531,684

254	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Percentage of Net Assets (%)	Contracts	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.4%
Other Securities	0.4%		$6,424

Total Exchange Traded Fund (Cost $5,974) ($ Thousands)			6,424

TIME DEPOSIT — 0.3%
Other Securities	0.3		4,643

Total Time Deposit (Cost $4,643) ($ Thousands)			4,643

Total Investments — 99.1% (Cost $1,197,674) ($ Thousands)			$1,542,751

PURCHASED OPTIONS — 0.0%
CBOE Volatility Index, Expires 07/16/2014, Strike Price $22*	0.0	10,000	$300
EUR Currency Option Put, Expires 07/02/2014, Strike Rate: 1.320%*	0.0	299,242,000	241

Total Purchased Options (Cost $2,099) ($ Thousands)			$541

A list of the open forward foreign currency contracts held by the Fund at May 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
7/23/14	EUR	487,147	USD	672,963	$8,351

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(159,230)	$161,318	$2,088
Goldman Sachs	(24,275)	24,231	(44)
Royal Bank of Scotland	(162,646)	164,782	2,136
Societe Generale	(159,230)	161,302	2,072
UBS	(159,230)	161,329	2,099

			$8,351

For the year ended May 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,557,322 ($ Thousands).

*	Non-income producing security.

CBOE — Chicago Board Options Exchange

Cl — Class

EUR — Euro

PLC — Public Limited Company

USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issuers not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,531,684	$—	$—	$1,531,684
Exchange Traded Fund	6,424	—	—	6,424
Time Deposit	—	4,643	—	4,643

Total Investments in Securities	$1,538,108	$4,643	$—	$1,542,751

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$541	$—	$—	$541
Forwards Contracts* Unrealized Appreciation	—	8,351	—	8,351

Total Other Financial Instruments	$541	$8,351	$—	$8,892

*	Forwards contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	255

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Real Return Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 28.4%

Consumer Discretionary — 0.1%
Kimball International, Cl B	11,200	$181
Starz*	29,700	909

		1,090

Consumer Staples — 4.9%
Archer-Daniels-Midland	3,100	139
Cal-Maine Foods	3,900	272
Coca-Cola	8,700	356
Costco Wholesale	17,700	2,054
CVS Caremark (F)	35,400	2,773
Diamond Foods*	60,200	1,923
Dr. Pepper Snapple Group (F)	54,400	3,139
Kimberly-Clark (F)	44,200	4,966
Lorillard (F)	53,500	3,326
Molson Coors Brewing, Cl B	1,200	79
Monster Beverage* (F)	39,700	2,754
Pilgrim’s Pride*	162,100	4,124
Procter & Gamble	26,900	2,173
Sanderson Farms	15,900	1,471
Sprouts Farmers Market*	38,200	1,035
Tyson Foods, Cl A (F)	101,200	4,297

		34,881

Energy — 6.4%
Carrizo Oil & Gas*	15,600	896
Chesapeake Energy	46,400	1,333
Chevron (F)	15,170	1,863
Cimarex Energy	8,420	1,087
ConocoPhillips (F)	81,360	6,504
EOG Resources (F)	51,780	5,478
EQT	5,500	588
Exxon Mobil (F)	69,800	7,017
Halliburton	18,320	1,184
Helmerich & Payne (F)	37,300	4,101
Hess	16,000	1,461
Nabors Industries	115,440	3,028
Newfield Exploration*	10,200	372
Noble Energy	1	—
Occidental Petroleum	3,425	341

Description	Shares	Market Value ($ Thousands)
Patterson-UTI Energy	123,400	$4,083
Pioneer Energy Services*	16,400	261
REX American Resources*	7,700	535
Schlumberger	1,010	105
Valero Energy (F)	81,620	4,575
Whiting Petroleum*	14,620	1,050

		45,862

Financials — 3.7%
Alleghany*	9,500	4,001
Allied World Assurance Holdings	24,600	922
Annaly Capital Management‡	120,400	1,420
Armada Hoffler Properties‡	14,327	138
Ashford Hospitality Prime‡	20,519	334
Aviv‡	12,100	336
Capstead Mortgage‡	71,400	940
CBRE Group, Cl A*	56,600	1,689
Corporate Office Properties Trust‡	1,146	32
Cousins Properties‡	67,898	815
E*TRADE Financial* (F)	183,500	3,738
Ellington Residential Mortgage‡	3,200	56
Extra Space Storage‡	11,150	584
First Citizens BancShares, Cl A	1,100	242
Mortgage Investment Trust‡	14,900	283
Principal Financial Group	65,000	3,040
Prologis‡	43,016	1,786
Senior Housing Properties Trust‡	19,740	473
Simon Property Group‡ (F)	18,240	3,036
SL Green Realty‡	17,720	1,940
Sovran Self Storage‡	3,390	260
Waddell & Reed Financial, Cl A	3,500	211
Washington Prime Group*‡	9,120	181

		26,457

Health Care — 5.6%
AbbVie (F)	50,200	2,727
Affymetrix*	90,600	748
Akorn*	31,000	867
Albany Molecular Research*	13,000	205
Alexion Pharmaceuticals*	1,700	283
Boston Scientific* (F)	329,400	4,226
Cigna	49,300	4,426
Depomed*	34,400	410
Gilead Sciences* (F)	28,800	2,339
Illumina* (F)	27,300	4,320
Johnson & Johnson	13,300	1,349
Kindred Healthcare	59,700	1,482
Magellan Health Services*	14,600	889
Mallinckrodt*	500	39
MEDNAX*	27,800	1,602
PAREXEL International*	41,100	2,074
PDL BioPharma	98,600	924
PharMerica*	29,400	798
Repligen*	16,300	314

256	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Shares	Market Value ($ Thousands)
Salix Pharmaceuticals*	22,800	$2,601
Thermo Fisher Scientific (F)	39,500	4,618
United Therapeutics*	9,000	862
WellCare Health Plans*	22,300	1,727

		39,830

Industrials — 3.7%
AAON	6,200	193
Alaska Air Group	16,300	1,605
Allegiant Travel, Cl A	4,600	529
Argan	3,800	116
Huntington Ingalls Industries	37,300	3,724
ICF International*	11,100	413
L-3 Communications Holdings, Cl 3 (F)	32,200	3,902
Lockheed Martin (F)	23,300	3,813
Northrop Grumman (F)	30,700	3,732
Pitney Bowes	26,200	724
Raytheon (F)	20,200	1,971
Southwest Airlines (F)	160,200	4,237
Trinity Industries	17,000	1,471
US Ecology	4,000	198

		26,628

Information Technology — 2.6%
Amdocs	1,600	77
AVG Technologies*	77,700	1,504
Broadridge Financial Solutions	16,900	693
Constant Contact*	19,600	579
Convergys	117,600	2,566
DST Systems	24,800	2,261
Electronic Arts*	119,400	4,195
Euronet Worldwide*	1,100	52
Intuit	30,500	2,418
LogMeIn*	55,200	2,350
Manhattan Associates*	56,900	1,847
WebMD Health, Cl A*	10,200	437

		18,979

Telecommunication Services — 0.7%
AT&T	2,600	92
Level 3 Communications*	2,600	114
Verizon Communications (F)	91,800	4,586

		4,792

Utilities — 0.7%
AGL Resources	76,800	4,100
New Jersey Resources	19,400	1,067

		5,167

Total Common Stock (Cost $192,557) ($ Thousands)		203,686

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 4.3%

Consumer Discretionary — 0.4%
21st Century Fox America
6.150%, 02/15/2041	$75	$91
4.500%, 02/15/2021	90	99
4.000%, 10/01/2023	117	122
3.000%, 09/15/2022	420	415
CBS
5.750%, 04/15/2020	145	169
Comcast
6.450%, 03/15/2037	40	51
Dana Holdings
6.000%, 09/15/2023	91	96
DIRECTV Holdings
4.600%, 02/15/2021	60	66
3.800%, 03/15/2022	110	114
DIRECTV Holdings LLC
5.200%, 03/15/2020	49	56
4.450%, 04/01/2024	174	185
Dollar General
4.125%, 07/15/2017	29	31
Omnicom Group
3.625%, 05/01/2022	58	59
Sirius XM Radio
4.625%, 05/15/2023 (A)	254	242
Time Warner
4.700%, 01/15/2021	130	145
3.400%, 06/15/2022	440	449
Time Warner Cable
4.125%, 02/15/2021	65	70
Viacom
3.875%, 04/01/2024	267	273

		2,733

Consumer Staples — 0.1%
Altria Group
4.750%, 05/05/2021	215	239
Bunge Finance
4.100%, 03/15/2016	125	132
Kroger
3.400%, 04/15/2022	452	460
Reynolds American
3.250%, 11/01/2022	107	103

		934

Energy — 1.0%
Access Midstream Partners
4.875%, 03/15/2024	271	284
Cimarex Energy
5.875%, 05/01/2022	54	60
4.375%, 06/01/2024	261	265
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/2024	332	341

SEI Institutional Investments Trust / Annual Report / May 31, 2014	257

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Real Return Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DCP Midstream
4.750%, 09/30/2021 (A)	$75	$79
Diamond Offshore Drilling
4.875%, 11/01/2043	301	303
Ecopetrol
5.875%, 05/28/2045	252	260
Energy Transfer Partners
5.200%, 02/01/2022	465	516
4.650%, 06/01/2021	85	92
Enterprise Products Operating
5.200%, 09/01/2020	110	126
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	50
3.950%, 09/01/2022	536	546
Marathon Petroleum
5.125%, 03/01/2021	47	53
Nabors Industries
5.100%, 09/15/2023 (A)	110	119
Noble Energy
8.250%, 03/01/2019	174	220
4.150%, 12/15/2021	340	366
ONEOK
4.250%, 02/01/2022	111	110
Regency Energy Partners
4.500%, 11/01/2023	72	69
Reliance Holdings USA
5.400%, 02/14/2022 (A)	966	1,044
SM Energy
6.500%, 01/01/2023	35	38
Spectra Energy Capital
6.200%, 04/15/2018	115	133
Transocean
6.500%, 11/15/2020	455	523
6.375%, 12/15/2021	2	2
Valero Energy
6.125%, 02/01/2020	149	177
Williams
3.700%, 01/15/2023	492	466
Williams Partners
4.000%, 11/15/2021	150	157
3.350%, 08/15/2022	485	481

		6,880

Financials — 1.6%
American International Group
6.400%, 12/15/2020	60	73
5.600%, 10/18/2016	60	66
4.875%, 06/01/2022	410	459
American Tower‡
5.050%, 09/01/2020	145	158
4.700%, 03/15/2022	230	244
3.500%, 01/31/2023	110	108
Bank of America
5.200%, 12/29/2049 (B)	251	243
4.000%, 04/01/2024	914	935

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup
6.875%, 03/05/2038	$13	$17
5.950%, 12/29/2049 (B)	295	297
3.875%, 10/25/2023	527	536
Ford Motor Credit
4.375%, 08/06/2023	260	276
Ford Motor Credit LLC
5.875%, 08/02/2021	200	234
Goldman Sachs Group MTN
4.000%, 03/03/2024	930	946
1.833%, 11/29/2023 (B)	595	607
Hartford Financial Services Group
5.500%, 03/30/2020	80	92
5.125%, 04/15/2022	335	382
HCP‡
5.375%, 02/01/2021	205	234
Health Care‡
5.250%, 01/15/2022	540	607
Healthcare Realty Trust‡
5.750%, 01/15/2021	320	364
Host Hotels & Resorts‡
5.250%, 03/15/2022	70	78
HSBC Finance
6.676%, 01/15/2021	60	72
JPMorgan Chase
6.400%, 05/15/2038	40	50
3.625%, 05/13/2024	740	745
Lincoln National
4.200%, 03/15/2022	110	118
Lloyds Banking Group
7.500%, 12/01/2099 (B)	371	397
MetLife
7.717%, 02/15/2019	50	63
5.700%, 06/15/2035	65	78
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (A)	843	871
Morgan Stanley
5.500%, 07/28/2021	168	192
4.750%, 03/22/2017	40	44
3.875%, 04/29/2024	503	509
Murray Street Investment Trust I
4.647%, 03/09/2017 (C)	18	20
Nationwide Financial Services
5.375%, 03/25/2021 (A)	320	358
PNC Bank
3.800%, 07/25/2023	460	476
Prudential Financial
5.625%, 06/15/2043 (B)	290	305
Rabobank Capital Funding Trust
5.254%, 10/21/2016 (A) (B)	240	253
SLM MTN
7.250%, 01/25/2022	15	17
Turkiye Garanti Bankasi MTN
4.750%, 10/17/2019 (A)	309	315

		11,839

258	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 0.0%
Humana
6.450%, 06/01/2016	$115	$127
Thermo Fisher Scientific
4.150%, 02/01/2024	276	291

		418

Industrials — 0.1%
CSX
4.750%, 05/30/2042	320	337
Republic Services
3.800%, 05/15/2018	130	140

		477

Information Technology — 0.1%
Intel
4.800%, 10/01/2041	95	102
Motorola Solutions
3.500%, 03/01/2023	265	257
Total System Services
2.375%, 06/01/2018	90	90

		449

Materials — 0.4%
Dow Chemical
4.375%, 11/15/2042	39	37
4.250%, 11/15/2020	65	70
3.000%, 11/15/2022	425	416
Glencore Funding LLC
3.125%, 04/29/2019 (A)	1,455	1,476
International Paper
7.950%, 06/15/2018	110	135
4.750%, 02/15/2022	415	459
OCP
5.625%, 04/25/2024 (A)	297	309
Sealed Air
5.250%, 04/01/2023 (A)	204	209

		3,111

Telecommunication Services — 0.5%
AT&T
5.350%, 09/01/2040	113	123
3.000%, 02/15/2022	485	484
Reed Elsevier Capital
8.625%, 01/15/2019	455	579
Sprint
7.875%, 09/15/2023 (A)	245	277
Tencent Holdings MTN
3.375%, 05/02/2019 (A)	520	533
T-Mobile USA
6.625%, 04/01/2023	230	248

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Verizon Communications
7.350%, 04/01/2039	$125	$169
5.150%, 09/15/2023	649	731

		3,144

Utilities — 0.1%
Berkshire Hathaway Energy
6.125%, 04/01/2036	275	342
CMS Energy
5.050%, 03/15/2022	52	59
Constellation Energy Group
5.150%, 12/01/2020	26	30
Pacific Gas & Electric
4.500%, 12/15/2041	65	67

		498

Total Corporate Obligations (Cost $29,437) ($ Thousands)		30,483

MORTGAGE-BACKED SECURITIES — 3.7%

Agency Mortgage-Backed Obligations — 0.4%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K025, Cl A1
1.875%, 04/25/2022	971	968
FNMA
4.000%, 05/01/2044	1,509	1,610

		2,578

Non-Agency Mortgage-Backed Obligations — 3.3%
Banc of America Commercial Mortgage Trust, Ser 2007-4, Cl A1A
5.774%, 02/10/2051 (B)	1,388	1,556
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (B)	78	84
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW12, Cl A4
5.898%, 09/11/2038 (B)	1,060	1,146
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.975%, 03/15/2049 (B)	161	173
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (A)	1,502	1,471
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A1A
6.013%, 12/10/2049 (B)	1,266	1,434
Commercial Mortgage Pass-Through Certificates, Ser 2006- C3, Cl AJ
5.982%, 06/15/2038 (B)	105	105

SEI Institutional Investments Trust / Annual Report / May 31, 2014	259

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Real Return Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	$1,263	$1,383
Commercial Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	246	265
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.658%, 02/25/2047 (B)	198	165
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.963%, 05/15/2046 (B)	172	191
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006- AR4, Cl A2
0.340%, 12/25/2036 (B)	345	214
Extended Stay America Trust, Ser 2013-ESFL, Cl A2FL
0.851%, 12/05/2031 (A) (B)	140	140
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/2031 (A)	180	175
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.402%, 11/25/2023 (B)	785	872
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M3
4.652%, 02/25/2024 (B)	560	643
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	169	146
FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M2
4.552%, 01/25/2024 (B)	405	461
GS Mortgage Securites, Ser 2006-AR4, Cl A2
2.059%, 04/10/2031 (B)	238	233
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (B)	215	228
GS Mortgage Securities II, Ser 2013-KYO, Cl A
1.001%, 11/08/2029 (A) (B)	280	281
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031 (A) (B)	1,485	1,445
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (A)	278	282
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.400%, 03/25/2035 (B)	181	155

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR15, Cl A1
0.270%, 07/25/2036 (B)	$198	$154
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR27, Cl 2A2
0.350%, 10/25/2036 (B)	208	180
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2008-C2, Cl A1A
5.998%, 02/12/2051	823	912
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (A) (B)	548	550
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.895%, 02/12/2049 (B)	100	109
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.207%, 02/15/2051 (B)	75	84
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/2049	1,193	1,317
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (A)	1,414	1,451
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (B)	1,275	1,418
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	303	332
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040	255	280
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (A)	533	537
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (B)	195	212
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049	738	801
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	300	334
PFP III, Ser 2014-1, Cl A
1.325%, 06/14/2031 (A) (B)	713	713

260	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	$98	$98
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	194	190
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	280	283
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%, 05/15/2047	549	572

		23,775

Total Mortgage-Backed Securities (Cost $26,135) ($ Thousands)		26,353

ASSET-BACKED SECURITIES — 3.3%

Automotive — 2.3%
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/2018	260	261
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/2019	1,051	1,055
Ally Master Owner Trust, Ser 2014-2, Cl A
0.521%, 01/16/2018 (B)	342	342
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	186	186
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	34	34
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	69	69
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	540	541
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	335	336
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (A)	363	363
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (A)	710	736
Avis Budget Rental Car Funding AESOP LLC, Ser 2014-1A, Cl A
2.460%, 07/20/2020 (A)	1,119	1,124

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of America Auto Trust, Ser 2012-1, Cl A4
1.030%, 12/15/2016	$170	$171
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.551%, 09/15/2017 (A) (B)	425	426
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	202	202
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	685	689
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	160	162
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	105	105
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (A)	357	358
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (A)	57	57
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (A)	81	81
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (A)	362	363
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (A)	365	365
Fifth Third Auto Trust, Ser 2013-A, Cl A3
0.610%, 09/15/2017	221	221
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (A)	75	75
Ford Auto Securitization Trust, Ser 2013-R1A, Cl A2
1.676%, 09/15/2016 (A)	175	161
Ford Auto Securitization Trust, Ser 2013-R4A, Cl A1
1.487%, 08/15/2015	138	127
Ford Auto Securitization Trust, Ser 2014-R2A, Cl A1
1.353%, 03/15/2016 (A)	657	605
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	100	100
Ford Credit Floorplan Master Owner Trust, Ser 2010-3, Cl A2
1.851%, 02/15/2017 (A) (B)	450	455

SEI Institutional Investments Trust / Annual Report / May 31, 2014	261

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Real Return Fund (Continued)

May 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	$246	$246
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.531%, 01/15/2018 (B)	257	257
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	770	770
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.639%, 06/20/2017 (B)	255	256
GM Financial Automobile Leasing Trust, Ser 2014-1A, Cl A2
0.610%, 07/20/2016 (A)	840	840
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	340	341
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.700%, 12/10/2027 (A) (B)	676	677
Hertz Vehicle Financing, Ser 2013-1A, Cl A1
1.120%, 08/25/2017 (A)	715	716
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/2016 (A)	26	26
Mercedes Benz Auto Lease Trust, Ser 2014-A, Cl A2A
0.480%, 06/15/2016	542	542
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	200	200
Mercedes-Benz Master Owner Trust, Ser 2012-A, Cl A
0.790%, 11/15/2017 (A)	342	343
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl C
1.810%, 04/15/2019	313	316
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl A3
1.110%, 01/15/2016	510	513
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2A
0.640%, 04/17/2017	319	319
SMART Trust, Ser 2012-4US, Cl A2A
0.670%, 06/14/2015	27	27

		16,159

Credit Cards — 0.7%
American Express Credit Account Master Trust, Ser 2012-5, Cl A
0.590%, 05/15/2018	270	271

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.511%, 12/16/2019 (B)	$416	$417
Cabela’s Master Credit Card Trust, Ser 2013-1A, Cl A
2.710%, 02/17/2026 (A)	265	258
Cabela’s Master Credit Card Trust, Ser 2014-1, Cl A
0.501%, 03/16/2020 (B)	500	500
Chase Issuance Trust, Ser 2013-A1, Cl A1
1.300%, 02/18/2020	305	303
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	630	633
Chase Issuance Trust, Ser 2014-A2, Cl A2
2.770%, 03/15/2023	850	865
First National Master Note Trust, Ser 2013-2, Cl A
0.681%, 10/15/2019 (B)	561	562
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	161	160
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.531%, 12/15/2019 (B)	705	705

		4,674

Other Asset-Backed Securities — 0.3%
CGRBS, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	285	288
CIT Equipment Collateral, Ser 2012-VT1, Cl A3
1.100%, 08/22/2016 (A)	44	44
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	46	46
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	454	454
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	720	720
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A2
0.590%, 08/24/2016 (A)	750	750
GSAA Trust, Ser 2006-5, Cl 2A3
0.420%, 03/25/2036 (B)	245	172

		2,474

Total Asset-Backed Securities (Cost $23,238) ($ Thousands)		23,307

262	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

FOREIGN BONDS — 2.0%
Asciano Finance
5.000%, 04/07/2018 (A)		130	$140
Baidu
3.250%, 08/06/2018		585	603
Bank of Ireland
2.054%, 09/22/2015 (B)	CAD	425	376
Barclays Bank
7.625%, 11/21/2022		250	287
6.625%, 03/30/2022	EUR	145	246
Barrick North America Finance LLC
4.400%, 05/30/2021		222	228
Basell Finance
8.100%, 03/15/2027 (A)		70	94
BNP Paribas
5.186%, 06/29/2049 (A) (B)		165	169
BPCE
5.700%, 10/22/2023 (A)		438	476
Cia Minera Milpo SAA
4.625%, 03/28/2023 (A)		280	272
CNOOC Finance
3.000%, 05/09/2023		320	301
Comcel Trust
6.875%, 02/06/2024 (A)		315	337
Credit Agricole
7.875%, 01/23/2024 (A) (B)		216	233
Credit Suisse
6.500%, 08/08/2023 (A)		457	507
Danske Bank
5.684%, 12/31/2049 (B)	GBP	182	320
Delhaize Group
6.500%, 06/15/2017		115	130
Deutsche Telekom International Finance
4.875%, 03/06/2042 (A)		355	373
Embraer
5.150%, 06/15/2022		48	52
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (A)		296	312
Gerdau Trade
5.750%, 01/30/2021 (A)		105	112
4.750%, 04/15/2023 (A)		636	625
Globo Comunicacao e Participacoes
5.307%, 05/11/2017 (A) (C)		200	212
HBOS Capital Funding
6.071%, 06/30/2049 (A) (B)		254	254
4.939%, 05/29/2049 (B)	EUR	317	425
ING Bank
2.000%, 09/25/2015 (A)		220	224
KazMunayGas National
7.000%, 05/05/2020 (A)		120	138

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Korea National Oil
3.125%, 04/03/2017 (A)		200	$209
Marfrig Overseas
9.500%, 05/04/2020 (A)		160	172
MCE Finance
5.000%, 02/15/2021 (A)		250	249
Minsur
6.250%, 02/07/2024 (A)		609	656
Nomura Holdings
2.000%, 09/13/2016		248	252
Numericable Group
5.375%, 05/15/2022 (A)		223	321
Odebrecht Finance
5.125%, 06/26/2022 (A)		240	254
Petroleos Mexicanos
3.500%, 07/18/2018 (A)		248	258
Petronas Capital
5.250%, 08/12/2019		125	142
Rio Tinto Finance USA
3.500%, 03/22/2022		137	141
2.875%, 08/21/2022		378	369
Rogers Communications
4.000%, 06/06/2022	CAD	20	19
Royal Bank of Scotland
9.500%, 03/16/2022 (B)		35	41
Sinopec Group Overseas Development 2013
4.375%, 10/17/2023 (A)		700	731
Skandinaviska Enskilda Banken
5.471%, 03/29/2049 (A) (B)		240	244
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (A)		280	262
Societe Generale
5.922%, 04/05/2017 (A) (B)		100	107
4.196%, 01/26/2015 (B)	EUR	130	179
Standard Chartered
4.000%, 07/12/2022 (B)		465	480
Talent Yield Investments
4.500%, 04/25/2022 (A)		1,012	1,049
Telecom Italia Capital
7.175%, 06/18/2019		60	69
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022		76	79
Telefonica Emisiones SAU
5.462%, 02/16/2021		70	80
Trust F
5.250%, 12/15/2024‡ (A)		630	654
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (A)		500	390

Total Foreign Bonds (Cost $14,128) ($ Thousands)			14,853

SEI Institutional Investments Trust / Annual Report / May 31, 2014	263

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Real Return Fund (Continued)

May 31, 2014

Description	Face Amount (Thousands) (1)/ Shares		Market Value ($ Thousands)

SOVEREIGN DEBT — 0.6%
Brazil Notas do Tesouro Nacional Serie F, BRL
10.000%, 01/01/2017	BRL	8,025	$3,443
Qatar Government International Bond
4.500%, 01/20/2022 (A)		200	221
Republic of Indonesia MTN
5.875%, 01/15/2024 (A)		384	431
3.375%, 04/15/2023 (A)		545	514

Total Sovereign Debt (Cost $4,254) ($ Thousands)			4,609

FOREIGN COMMON STOCK — 0.2%

Canada — 0.0%
Cominar, Cl Trust Unit‡		1	—
Goldcorp		1	—

			—

Japan — 0.0%
JFE Holdings		1	—

Netherlands — 0.0%
LyondellBasell Industries, Cl A		1	—

Puerto Rico — 0.2%
Popular*		44,700	1,349

United Kingdom — 0.0%
Royal Dutch Shell, Cl A		1	—

Total Foreign Common Stock (Cost $1,392) ($ Thousands)			1,349

PREFERRED STOCK — 0.1%

Financials — 0.1%
Allstate (B)		1,975	50
Morgan Stanley (B)		20,000	560
State Street (B)		11,375	297

Total Preferred Stock (Cost $837) ($ Thousands)			907

U.S. TREASURY OBLIGATIONS — 64.5%
U.S. Treasury Bills (D)
0.035%, 06/26/2014		2,500	2,500
0.025%, 08/14/2014		7,000	7,000
0.022%, 07/24/2014		91,400	91,396
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017 (E)		13,704	15,364
2.500%, 07/15/2016 (E)		29,967	32,573

Description	Face Amount (Thousands) (1)/ Shares	Market Value ($ Thousands)
2.375%, 01/15/2017 (E)	16,330	$17,889
2.125%, 01/15/2019 (E)	19,481	21,968
2.000%, 01/15/2016 (E)	15,661	16,538
1.875%, 07/15/2015 (E)	36,458	37,967
1.625%, 01/15/2018 (E)	10,072	10,995
1.375%, 07/15/2018 (E)	3,399	3,718
0.125%, 04/15/2016	46,782	48,010
0.125%, 04/15/2017	48,531	50,165
0.125%, 04/15/2018 (E)	70,467	72,802
0.125%, 04/15/2019	31,998	32,918

Total U.S. Treasury Obligations (Cost $459,496) ($ Thousands)		461,803

TIME DEPOSITS — 4.9%
Brown Brothers Harriman
5.188%, 06/02/2014 ZAR	1	—
0.350%, 06/02/2014 NOK	—	—
0.280%, 06/02/2014 CAD	107	99
0.150%, 06/02/2014 SEK	—	—
0.081%, 06/02/2014 GBP	—	—
0.040%, 06/02/2014 EUR	16	21
0.030%, 06/02/2014	34,922	34,922
0.005%, 06/02/2014 HKD	—	—
0.005%, 06/02/2014 JPY	—	—
0.005%, 06/02/2014 SGD	—	—

Total Time Deposits (Cost $35,042) ($ Thousands)		35,042

Total Investments — 112.0% (Cost $786,516) ($ Thousands)		$802,392

COMMON STOCK SOLD SHORT — (14.3)%

Consumer Discretionary — (6.9)%
AMC Networks, Cl A*	(26,500)	(1,640)
American Eagle Outfitters	(347,900)	(3,733)
American Public Education*	(15,500)	(548)
America’s Car-Mart*	(3,300)	(120)
Big 5 Sporting Goods	(18,300)	(212)
BJ’s Restaurants*	(42,900)	(1,355)
Bob Evans Farms	(32,300)	(1,443)
Boyd Gaming*	(16,000)	(175)
Bravo Brio Restaurant Group*	(8,600)	(136)
Carriage Services, Cl A	(16,100)	(296)
Carrols Restaurant Group*	(19,700)	(139)
Christopher & Banks*	(9,500)	(65)
Chuy’s Holdings*	(4,400)	(144)
Dana Holdings	(4,300)	(95)
Del Frisco’s Restaurant Group*	(11,900)	(321)
Denny’s*	(33,400)	(217)
Destination XL Group*	(29,200)	(154)
Federal Mogul, Cl A*	(8,100)	(134)

264	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Description	Shares	Market Value ($ Thousands)
Five Below*	(68,000)	$(2,462)
Ford Motor	(455,100)	(7,482)
Fuel Systems Solutions*	(44,400)	(434)
General Motors	(4,800)	(166)
Gray Television*	(28,100)	(321)
Ignite Restaurant Group*	(2,800)	(43)
Isle of Capri Casinos*	(8,500)	(58)
Johnson Controls	(8,700)	(421)
Kate Spade & Co*	(38,900)	(1,416)
Lincoln Educational Services	(10,000)	(38)
M/I Homes*	(20,100)	(458)
Mattel	(14,700)	(571)
MDC Holdings	(67,600)	(1,934)
Meritage Homes*	(97,600)	(3,915)
New York*	(9,800)	(39)
Nexstar Broadcasting Group, Cl A	(83,200)	(3,866)
Office Depot*	(149,000)	(763)
Pacific Sunwear of California*	(21,600)	(52)
Penn National Gaming*	(137,000)	(1,598)
Perry Ellis International*	(11,900)	(202)
Pier 1 Imports	(98,200)	(1,729)
Pinnacle Entertainment*	(79,000)	(1,950)
PVH	(21,500)	(2,830)
Quiksilver*	(168,400)	(1,000)
Regis	(38,600)	(531)
Scientific Games, Cl A*	(15,800)	(141)
Select Comfort*	(69,000)	(1,279)
Sinclair Broadcast Group, Cl A	(44,700)	(1,322)
Sonic Automotive, Cl A	(20,500)	(540)
Stoneridge*	(8,600)	(83)
Town Sports International
Holdings	(19,500)	(118)
UCP, Cl A*	(3,900)	(52)
Universal Technical Institute	(2,900)	(33)
Visteon*	(3,900)	(355)
Vitacost.com*	(9,400)	(62)
Winnebago Industries*	(5,600)	(138)

		(49,329)

Financials — (1.3)%
Ambac Financial Group*	(45,500)	(1,282)
Consumer Portfolio Services*	(5,900)	(43)
DFC Global*	(12,466)	(117)
Employers Holdings	(23,200)	(488)
Ezcorp, Cl A*	(43,600)	(533)
FXCM, Cl A	(15,000)	(200)
Meadowbrook Insurance Group	(13,300)	(91)
Ocwen Financial*	(71,700)	(2,515)
Regional Management*	(20,500)	(295)
Waterstone Financial	(10,300)	(111)
WisdomTree Investments*	(353,600)	(3,674)

		(9,349)

Description	Shares	Market Value ($ Thousands)

Industrials — (2.5)%
Air Transport Services Group*	(6,600)	$(60)
Ameresco, Cl A*	(50,900)	(333)
Armstrong World Industries*	(74,600)	(3,959)
Atlas Air Worldwide Holdings*	(2,600)	(95)
Brink’s	(25,700)	(686)
Builders FirstSource*	(15,400)	(111)
Chart Industries*	(42,100)	(3,027)
Clean Harbors*	(10,600)	(648)
DigitalGlobe*	(28,400)	(862)
Dynamic Materials	(8,400)	(183)
Energy Recovery*	(28,000)	(145)
II-VI*	(6,700)	(90)
KEYW Holding*	(45,700)	(484)
Layne Christensen*	(8,800)	(133)
LMI Aerospace*	(26,700)	(369)
Mueller Industries	(3,200)	(92)
NCI Building Systems*	(59,000)	(988)
Pike*	(9,900)	(89)
Ply Gem Holdings*	(14,500)	(170)
PowerSecure International*	(97,500)	(789)
Quality Distribution*	(5,100)	(74)
Raven Industries	(5,600)	(176)
Triumph Group	(6,500)	(451)
UTi Worldwide	(435,300)	(4,244)

		(18,258)

Information Technology — (2.6)%
Apple	(1,700)	(1,076)
Applied Micro Circuits*	(277,800)	(2,500)
Calix*	(46,500)	(379)
Cohu	(6,500)	(70)
Cray*	(35,200)	(987)
Electro Scientific Industries	(12,300)	(90)
Entropic Communications*	(182,800)	(601)
Exar*	(17,100)	(186)
Extreme Networks*	(239,400)	(953)
Hutchinson Technology*	(19,500)	(41)
Immersion*	(30,300)	(328)
JDS Uniphase*	(32,600)	(358)
Kemet*	(10,700)	(63)
Kopin*	(15,200)	(48)
MoSys*	(14,200)	(47)
NeoPhotonics*	(8,700)	(41)
Numerex, Cl A*	(3,600)	(41)
Procera Networks*	(107,500)	(1,040)
Radisys*	(28,500)	(93)
Rofin-Sinar Technologies*	(10,800)	(251)
Ruckus Wireless*	(239,000)	(2,581)
Silicon Graphics International*	(29,700)	(262)
SunEdison*	(220,600)	(4,344)
Ultratech*	(46,100)	(1,170)
Veeco Instruments*	(26,200)	(873)

		(18,423)

SEI Institutional Investments Trust / Annual Report / May 31, 2014	265

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Real Return Fund (Continued)

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Materials — (1.0)%
American Vanguard	(67,900)	$(1,033)
Axiall	(23,100)	(1,068)
Coeur Mining*	(184,200)	(1,260)
Louisiana-Pacific*	(193,700)	(2,750)
LSB Industries*	(8,500)	(324)
RTI International Metals*	(17,700)	(475)

		(6,910)

Total Common Stock Sold Short (Proceeds $102,819) ($ Thousands)		(102,269)

A list of open futures contracts held by the Fund at May 31, 2014, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
MINI MSCI EAFE	(108)	Jun-2014	$(460)
Brent Crude Penultimate	152	Aug-2014	196
Brent Crude Penultimate	38	Nov-2014	(5)
Brent Crude Penultimate	(38)	Nov-2015	(22)
Cattle	76	Aug-2014	12
Copper	89	Jul-2014	164
Copper	(63)	Dec-2014	(38)
Corn	(178)	Dec-2014	432
Corn	444	Jul-2014	(989)
Cotton No. 2	51	Dec-2014	(15)
Cotton No. 2	(140)	Jul-2014	337
Crude Oil	25	Jul-2014	30
Crude Oil	(51)	Nov-2014	(93)
Crude Oil	51	Nov-2015	77
Feeder Cattle	50	Aug-2014	257
Gold	13	Aug-2014	(62)
Heating Oil	38	Jun-2014	(69)
KCB Wheat	152	Jul-2014	(284)
Lead Future	38	Jun-2014	(14)
Lean Hogs	66	Jul-2014	(130)
LME Aluminum	267	Jul-2014	(178)
LME Aluminum	(89)	Nov-2014	122
LME Nickel	64	Jul-2014	370
LME Zinc	63	Jul-2014	21
Mill Wheat Euro	114	Nov-2014	(73)
S&P 500 Index E-MINI	(118)	Jun-2014	(329)
Natural Gas	89	Apr-2015	11
Natural Gas	267	Jun-2014	(77)
Natural Gas	26	Mar-2016	(32)
NYMEX Cocoa	(136)	Jul-2014	(219)
NYMEX Coffee	38	Jul-2014	(322)
Palladium	88	Sep-2014	246
Platinum	114	Jul-2014	(101)
RBOB Gasoline	38	Jul-2014	47
Robusta Coffee	89	Jul-2014	(179)
Silver	74	Jul-2014	(451)
Soybean	(51)	Aug-2014	(10)
Soybean	51	Jul-2014	(42)
Soybean	(13)	Nov-2014	(8)
Soybean Meal	76	Jul-2014	212
Soybean Oil	152	Jul-2014	(369)
Sugar	63	Sep-2014	10

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(176)	Sep-2014	(92)
U.S. 2-Year Treasury Note	(4)	Sep-2014	—
U.S. 5-Year Treasury Note	(41)	Sep-2014	(6)
U.S. Long Treasury Bond	(30)	Sep-2014	(39)
U.S. Ultra Long Treasury Bond	(6)	Sep-2014	(18)
Wheat	140	Jul-2014	(435)

			$(2,617)

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at May 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
6/4/14	EUR	863	USD	1,193	$16
6/16/14	PEN	4,751	USD	1,719	2
6/16/14	USD	1,695	PEN	4,760	22
6/26/14	GBP	180	USD	306	4
6/26/14	USD	120	GBP	71	(1)
6/27/14	MXN	24,850	USD	1,912	(15)
6/27/14	USD	1,940	MXN	25,198	14
7/2/14	BRL	8,504	USD	3,739	(20)
7/2/14	USD	279	BRL	635	1
7/10/14	PLN	11,460	USD	3,742	(32)
7/10/14	USD	3,752	PLN	11,429	11
7/11/14	CAD	4,625	USD	4,224	(31)
7/11/14	JPY	544,098	USD	5,362	12
7/11/14	USD	99	CAD	107	—
7/11/14	USD	21	EUR	16	—
7/11/14	USD	1,905	KRW	1,956,832	13

					$(4)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
BNP Paribas	$(7,667)	$7,660	$(7)
Brown Brothers Harriman	(6,767)	6,794	27
Citigroup	(3,774)	3,742	(32)
Credit Suisse First Boston	(302)	306	4
Deutsche Bank	(3,867)	3,866	(1)
Goldman Sachs	(279)	280	1
Morgan Stanley	(3,752)	3,763	11
Standard New York	(1,905)	1,918	13
UBS	(3,759)	3,739	(20)

			$(4)

For the year ended May 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	3-Month USD - LIBOR	3.31%	05/06/34	$1,650	$41
Morgan Stanley	3-Month USD - LIBOR	2.63	05/29/24	1,630	10

266	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)		Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	2.63%	3-Month USD - LIBOR	05/23/24		$4,050	$(26)
Morgan Stanley	2.82	3-Month USD - LIBOR	04/28/24		2,770	(73)
Morgan Stanley	2.89	3-Month USD - LIBOR	02/14/24		1,780	(72)
Morgan Stanley	2.98	3-Month USD - LIBOR	01/14/24		1,990	(103)
Morgan Stanley	3-Month NZD - BKBM	4.27	04/29/17	NZD	10,300	52
Morgan Stanley	3-Month AUD - BBSW	3.17	01/13/17	AUD	7,060	51
Morgan Stanley	0.54	3-Month USD - LIBOR	05/06/16		44,600	(56)

						$(176)

A list of the open OTC swap agreements held by the Fund at May 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Credit Suisse	3-Month USD - LIBOR	2.09%	03/12/22	$250	$(2)
Barclays	1.10%	3 Month USD - LIBOR	02/21/17	500	(6)
Morgan Stanley	2.80	3 Month USD - LIBOR	03/06/42	330	28
Morgan Stanley	2.81	3 Month USD - LIBOR	02/21/42	450	37

					$57

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)		Net Unrealized Appreciation ($ Thousands)
Bank of America	Societe Generale	Sell	3.00%	12/20/17	EUR	$(200)	$16
Credit Suisse	Kohl’s Corporation	Sell	1.00	06/20/19		(379)	1
Credit Suisse	Kohl’s Corporation	Sell	1.00	06/20/19		(153)	—
Credit Suisse	Kohl’s Corporation	Sell	1.00	06/20/19		(155)	—
Deutsche Bank	Anadarko Petroleum Corporation	Sell	1.00	09/20/17		(170)	8

							$25

For the year ended May 31, 2014, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $716,022 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2014.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on May 31, 2014. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at the time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts, reverse repurchase agreements and securities sold short.

(F)	All or a portion of this security has been committed as collateral for securities sold short as of May 31, 2014.

AUD — Australian Dollar

BBSW — Australian Bank Bill Swap Interest Rate

BKBM — New Zealand Bank Bill Benchmark

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

EAFE — Europe, Australasia and Far East

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Nuevo Sol

PLN — Polish Zloty

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$203,686	$—	$—	$203,686
Corporate Obligations	—	30,483	—	30,483
Mortgage-Backed Securities	—	26,353	—	26,353
Asset-Backed Securities	—	23,307	—	23,307
Foreign Bonds	—	14,853	—	14,853
Sovereign Debt	—	4,609	—	4,609
Foreign Common Stock	1,349	—	—	1,349
Preferred Stock	297	610	—	907
U.S. Treasury Obligations	—	461,803	—	461,803
Time Deposits	—	35,042	—	35,042

Total Investments in Securities	$205,332	$597,060	$—	$802,392

SEI Institutional Investments Trust / Annual Report / May 31, 2014	267

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Real Return Fund (Concluded)

May 31, 2014

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$102,269	$—	$—	$102,269

Total Securities Sold Short	$102,269	$—	$—	$102,269

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,338	$—	$—	$2,338
Unrealized Depreciation	(4,955)	—	—	(4,955)
Forwards Contracts*
Unrealized Appreciation	—	95	—	95
Unrealized Depreciation	—	(99)	—	(99)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	153	—	153
Unrealized Depreciation	—	(330)	—	(330)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	65	—	65
Unrealized Depreciation	—	(8)	—	(8)
Credit Default Swaps*
Unrealized Appreciation	—	26	—	26
Reverse Repurchase Agreements	—	(97,202)	—	(97,202)

Total Other Financial Instruments	$(2,617)	$(97,300)	$—	$(99,917)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended May 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

268	SEI Institutional Investments Trust / Annual Report / May 31, 2014

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Statements of Assets and Liabilities ($ Thousands)

May 31, 2014

	Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund
Assets:
Investments at value†	$2,258,290	*	$133,491		$4,487,587	*
Affiliated investment, at value††	104,385		4,984		275,783
Cash	—		3		31
Cash pledged as collateral for future contracts	—		—		2,200
Foreign currency, at value†††	—		—		—
Receivable for fund shares sold	185		—		222,716
Receivable for investment securities sold	40,976		890		22,240
Dividends and interest receivable	3,525		236		8,196
Receivable for variation margin	40		10		138
Foreign tax reclaim receivable	69		3		72
Prepaid expenses	12		2		27
Total Assets	2,407,482		139,619		5,018,990
Liabilities:
Payable upon return on securities loaned	76,117		—		160,098
Payable for investment securities purchased	5,071		861		27,403
Payable for fund shares redeemed	20,638		1		208,492
Payable for variation margin	24		—		—
Investment advisory fees payable	356		26		657
CCO fees payable	3		—		6
Trustees fees payable	8		1		16
Accrued expense payable	51		5		102
Total Liabilites	102,268		894		396,774
Net Assets	$2,305,214		$138,725		$4,622,216
†Cost of investments and repurchase agreements	1,642,705		113,435		3,769,437
††Cost of affiliated investments	104,385		4,984		275,783
†††Cost of foreign currency	—		—		—
* Includes market value of securities on loan	74,093		—		156,188
Net Assets:
Paid-in-Capital — (unlimited authorization — no par value)	$1,557,618		$120,677		$3,555,247
Undistributed net investment income	5,901		106		10,270
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency	126,021		(2,346)		335,862
Net unrealized appreciation on investments	615,585		20,056		718,150
Net unrealized appreciation (depreciation) on futures contracts	89		232		2,687
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		—
Net Assets	$2,305,214		$138,725		$4,622,216
Net Asset Value, Offering and Redemption Price Per Share — Class A	$22.72		$14.05		$14.79
	($2,305,214,003 ÷ 101,472,884 shares	)	($138,725,497 ÷ 9,873,398 shares	)	($4,622,215,991 ÷ 312,441,510 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

270	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund

$1,871,993	*	$823,833	*	$504,822	*	$665,745	*	$242,907	*	$1,762,981	*	$1,194,391
124,456		21,612		61,987		115,592		31,631		316,702		41,521
—		—		1		113		172		—		—
—		—		—		—		—		—		—
—		—		—		—		—		—		365
24		318		225		1,779		3		65,138		920
57,630		3,040		—		31,846		6,271		10,938		4,763
3,602		1,652		427		626		233		1,583		2,638
61		26		—		—		—		—		53
—		4		—		—		—		—		—
11		1		4		3		1		11		6
2,057,777		850,486		567,466		815,704		281,218		2,157,353		1,244,657

94,496		13,412		53,160		98,954		21,060		246,662		—
—		—		836		3,318		1,384		6,790		7,352
57,581		414		109		20,391		6,189		73,808		524
23		—		37		189		51		74		—
16		7		18		278		93		695		228
2		1		1		1		—		2		1
6		3		2		2		1		6		4
44		58		20		17		5		40		24
152,168		13,895		54,183		123,150		28,783		328,077		8,133
$1,905,609		$836,591		$513,283		$692,554		$252,435		$1,829,276		$1,236,524
1,099,608		786,964		457,851		577,531		206,778		1,316,264		967,171
124,456		21,612		61,987		115,592		31,631		316,702		41,521
—		—		—		—		—		—		361
92,078		13,232		51,217		95,315		20,267		238,367		—

$1,063,590		$796,119		$458,586		$612,065		$202,032		$1,242,880		$917,496
6,019		2,996		1,078		435		318		5,107		3,767

62,080		(40)		6,691		(7,912)		13,908		134,318		87,003
772,385		36,869		46,971		88,214		36,129		446,717		227,220
1,535		647		(43)		(248)		48		255		1,032

—		—		—		—		—		(1)		6
$1,905,609		$836,591		$513,283		$692,554		$252,435		$1,829,276		$1,236,524
$164.21		$10.68		$12.74		$17.95		$12.50		$15.58		$14.74
($1,905,608,528 ÷ 11,604,885 shares	)	($836,590,825 ÷ 78,352,839 shares	)	($513,283,361 ÷ 40,301,782 shares	)	($692,553,661 ÷ 38,579,083 shares	)	($252,435,060 ÷ 20,195,865 shares	)	($1,829,275,814 ÷ 117,388,861 shares	)	($1,236,524,111 ÷ 83,879,116 shares	)

SEI Institutional Investments Trust / Annual Report / May 31, 2014	271

Statements of Assets and Liabilities ($ Thousands)

May 31, 2014

	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Opportunistic Income Fund
ASSETS:
Investments at value†	$6,675,039 *	$74,043	$1,826,918
Affiliated investment, at value††	730,851	1,978	39,918
Cash	—	—	5,603
Foreign currency, at value†††	—	40	—
Cash pledged as collateral for forward foreign currency contracts, future contracts and swap contracts	—	—	45
Receivable for fund shares sold	71,596	979	19,994
Receivable for investment securities sold	44,444	969	11,990
Dividends and interest receivable	29,382	194	5,899
Receivable for variation margin	55	1	79
Foreign tax reclaim receivable	3,828	63	—
Unrealized gain on foreign spot currency contracts	10	—	—
Unrealized gain on forward foreign currency contracts	224	—	—
Swap contracts at value††††	—	—	—
Options purchased, at value†††††	—	—	—
Swaptions purchased, at value†††††	—	—	—
Prepaid expenses	36	1	9
Total Assets	7,555,465	78,268	1,910,455
LIABILITIES:
Payable upon return on securities loaned	618,024	—	—
Payable for investment securities purchased	83,817	1,055	33,398
Payable for fund shares redeemed	126,743	44	742
Income distribution payable	—	—	—
Swap contracts at value††††	—	—	—
Options written, at value†††††	—	—	—
Swaptions written, at value†††††	—	—	—
Payable for variation margin	247	5	—
Foreign currency payable to custodian	141	—	—
Unrealized loss on foreign spot currency contracts	2	—	—
Unrealized loss on forward foreign currency contracts	645	—	—
Investment advisory fees payable	1,833	19	380
CCO fees payable	8	—	2
Trustees fees payable	22	—	6
Accrued expense payable	275	—	76
Accrued foreign capital gains tax on appreciated securities	580	28	—
Total Liabilites	832,337	1,151	34,604
Net Assets	$6,723,128	$77,117	$1,875,851
†Cost of investments and repurchase agreements	5,653,133	64,565	1,811,847
††Cost of affiliated investments	730,851	1,978	39,918
†††Cost of foreign currency	(106)	46	—
††††Cost (premiums received)	—	—	—
†††††Cost (premiums received)	—	—	—
* Includes market value of securities on loan	577,321	—	—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$5,700,154	$79,822	$1,894,803
Undistributed (distributions in excess of) net investment income	57,952	671	18,033
Accumulated net realized gain (loss) on investments, option contracts, swaptions, futures contracts, securities sold short, swap contracts and foreign currency	(56,917)	(12,925)	(52,136)
Net unrealized appreciation on investments	1,021,906	9,478	15,071
Net unrealized appreciation (depreciation) on futures contracts	963	76	80
Net unrealized depreciation on options	—	—	—
Net unrealized depreciation on swaptions	—	—	—
Net unrealized appreciation (depreciation) on swap contracts	—	—	—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(350)	(5)	—
Accumulated foreign capital gains tax on appreciated securities	(580)	—	—
Net Assets	$6,723,128	$77,117	$1,875,851
Net Asset Value, Offering and Redemption Price Per Share — Class A	$12.86	$9.69	$8.31
	($6,723,127,592 ÷ 522,611,547 shares )	($77,116,727 ÷ 7,955,777 shares )	($1,875,851,453 ÷ 225,850,252 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are as integral part of the financial statements.

272	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund	Long Duration Corporate Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund

$6,329,991 *	$2,111,240	$3,967,366	$2,766,080	$709,529	$1,573,727 *
754,237	69,796	21,523	34,009	2,823	5,623
1,373	874	27	17	47	342
2	—	—	—	—	921
2,832	465	285	—	126	902
5,704	8,128	1,621	—	21,903	7,750
740,171	29,172	28,226	9,885	4,744	10,144
32,036	30,140	40,587	32,059	1,488	27,933
538	—	107	110	10	36
13	—	8	—	—	—
—	—	—	—	—	—
1,202	—	—	—	—	8,631
1,856	—	586	—	—	1,125
—	—	—	—	—	—
2,373	—	—	—	—	—
32	12	19	14	3	3
7,872,360	2,249,827	4,060,355	2,842,174	740,673	1,637,137

406,901	—	—	—	—	5,623
1,110,298	50,465	34,617	21,315	21,313	7,150
440,588	21,614	2,978	—	1,066	20,509
620	363	426	1	13	—
841	1,656	76	—	—	960
1,152	—	—	—	—	—
471	—	—	—	—	—
376	18	240	200	—	28
—	—	—	—	—	—
—	—	—	—	—	1
63	—	—	—	—	6,071
588	520	440	307	60	530
7	3	5	3	1	2
21	7	13	9	2	5
128	79	123	82	—	158
—	—	—	—	19	—
1,962,054	74,725	38,918	21,917	22,474	41,037
$5,910,306	$2,175,102	$4,021,437	$2,820,257	$718,199	$1,596,100
6,145,921	2,032,339	3,692,340	2,657,400	707,386	1,547,399
754,237	69,796	21,523	34,009	2,823	5,623
2	—	—	—	—	978
(24)	(1,247)	169	—	—	—
1,585	—	—	—	—	—
397,351	—	—	—	—	5,360

$5,772,809	$2,066,331	$3,808,159	$2,744,747	$717,096	$1,606,646
(1,442)	19,644	(1,425)	(22)	(6)	(7,096)

(45,260)	10,635	(60,417)	(33,190)	(1,041)	(32,418)
184,070	78,901	275,026	108,680	2,143	26,328
(751)	—	27	42	7	(226)
(442)	—	—	—	—	—
(393)	—	—	—	—	—
566	(409)	67	—	—	166
1,149	—	—	—	—	2,700
—	—	—	—	—	—
$5,910,306	$2,175,102	$4,021,437	$2,820,257	$718,199	$1,596,100
$10.54	$9.96	$8.88	$10.20	$10.05	$10.68
($5,910,305,671 ÷ 560,527,183 shares )	($2,175,101,577 ÷ 218,481,899 shares )	($4,021,437,188 ÷ 453,027,294 shares )	($2,820,256,898 ÷ 276,436,045 shares )	($718,198,620 ÷ 71,489,849 shares )	($1,596,100,145 ÷ 149,433,075 shares )

SEI Institutional Investments Trust / Annual Report / May 31, 2014	273

Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities ($ Thousands)

May 31, 2014

	Real Return Fund		Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Assets:
Investments at value†	$206,915		$1,542,751	$802,392
Affiliated investment, at value††	—		—	—
Cash	—		—	93,655
Foreign currency, at value†††	—		—	140
Cash pledged as collateral for forward foreign currency contracts, future contracts and swap contracts	—		—	13,161
Receivable for fund shares sold	138		17,760	4,095
Receivable for investment securities sold	12,343		261	44,357
Dividends and interest receivable	775		3,054	2,545
Receivable for variation margin	—		—	53
Foreign tax reclaim receivable	—		4	26
Unrealized gain on forward foreign currency contracts	—		8,395	95
Swap contracts at value††††	—		—	94
Options purchased, at value†††††	—		541	—
Prepaid expenses	1		8	3
Total Assets	220,172		1,572,774	960,616
Liabilities:
Payable for securities sold short@	—		—	102,269
Payable for investment securities purchased	—		14,373	43,705
Payable for fund shares redeemed	12,390		915	29
Swap contracts at value††††	—		—	15
Reverse repurchase agreements	—		—	97,202
Payable to custodian	188		—	—
Payable for variation margin	—		—	1,057
Unrealized loss on forward foreign currency contracts	—		44	99
Investment advisory fees payable	11		77	175
CCO fees payable	—		2	1
Trustees fees payable	1		5	2
Accrued expense payable	4		36	40
Total Liabilites	12,594		15,452	244,594
Net Assets	$207,578		$1,557,322	$716,022
†Cost of investments and repurchase agreements	205,463		1,197,674	786,516
††Cost of affiliated investments	—		—	—
†††Cost of foreign currency	—		—	139
††††Cost (premiums received)	—		—	(5)
†††††Cost (premiums received)	—		2,099	—
@ Proceeds	—		—	102,819
Net Assets:
Paid-in-Capital — (unlimited authorization — no par value)	$207,465		$1,235,209	$712,042
Undistributed (distributions in excess of) net investment income	1,166		(6,927)	(6,591)
Accumulated net realized loss on investments, option contracts, swaptions, futures contracts, securities sold short, swap contracts and foreign currency	(2,505)		(22,830)	(3,149)
Net unrealized appreciation on investments and securities sold short	1,452		345,077	16,426
Net unrealized depreciation on futures contracts	—		—	(2,617)
Net unrealized depreciation on options	—		(1,558)	—
Net unrealized depreciation on swap contracts	—		—	(94)
Net unrealized appreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		8,351	5
Net Assets	$207,578		$1,557,322	$716,022
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.82		$14.53	$9.30
	($207,578,441 ÷ 21,131,086 shares	)	($1,557,321,728 ÷ 107,171,543 shares )	($716,022,494 ÷ 77,008,078 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

274	SEI Institutional Investments Trust / Annual Report / May 31, 2014

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Statements of Operations ($ Thousands)

For the year ended May 31, 2014

	Large Cap Fund	Large Cap Diversified Alpha Fund	Large Cap Disciplined Equity Fund	Large Cap Index Fund
Investment Income
Dividends	$33,150	$3,594	$89,542	$38,826
Dividends from Affiliated Registered Investment Company	9	1	16	3
Interest Income	3	—	11	1
Security Lending Income — Net	135	—	681	208
Less: Foreign Taxes Withheld	(200)	(16)	(134)	(11)
	33,097	3,579	90,116	39,027
Expenses:
Investment Advisory Fees	8,471	969	19,734	3,410
Administration Fees	1,059	121	2,467	1,003
Trustee Fees	23	2	51	21
Chief Compliance Officer Fees	13	1	27	11
Custodian/Wire Agent Fees	99	13	231	100
Professional Fees	82	8	185	75
Printing Fees	17	2	38	16
Registration Fees	19	2	33	10
Interest Expense	—	—	2	—
Other Expenses	25	7	95	46
Total Expenses	9,808	1,125	22,863	4,692
Less:
Waiver of Investment Advisory Fees	(4,659)	(431)	(11,398)	(3,210)
Waiver of Administration Fees	(1,059)	(121)	(2,467)	(1,003)
Fees Paid Indirectly(1)	(223)	—	(82)	(24)
Net Expenses	3,867	573	8,916	455
Net Investment Income	29,230	3,006	81,200	38,572
Net Realized and Unrealized Gain (Loss) on:
Investments	238,865	70,766	837,551	104,327
Futures Contracts	10,401	6,122	22,095	8,080
Foreign Currency Transactions	—	—	16	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	126,983	(25,160)	(11,988)	236,309
Futures Contracts	205	349	(3,353)	(1,514)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	—	—
Net Increase in Net Assets Resulting from Operations	$405,684	$55,083	$925,521	$385,774

(1)	See Note 6 in the Notes to Financial Statements.
(2)	Commenced operations on December 18, 2013.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

276	SEI Institutional Investments Trust / Annual Report / May 31, 2014

S&P 500 Index Fund(2)	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Managed Volatility Fund

$5,679	$4,824	$7,900	$2,045	$18,565	$28,195
1	1	3	1	7	3
—	—	38	1	2	1
2	263	752	132	1,269	—
—	(13)	(18)	(1)	(39)	(206)
5,682	5,075	8,675	2,178	19,804	27,993

83	427	4,932	1,482	12,818	7,496
138	178	379	114	986	577
4	4	8	3	20	12
2	3	4	1	11	7
12	12	36	12	95	55
15	15	29	9	74	44
3	4	6	2	15	9
27	8	5	—	13	6
—	—	—	—	—	—
23	4	16	4	43	22
307	655	5,415	1,627	14,075	8,228

(55)	(254)	(1,442)	(458)	(3,944)	(4,959)
(138)	(178)	(379)	(114)	(986)	(577)
—	—	(24)	(6)	(146)	—
114	223	3,570	1,049	8,999	2,692
5,568	4,852	5,105	1,129	10,805	25,301

(453)	8,132	128,959	30,434	267,526	137,306
—	946	2,240	1,887	7,393	3,847
438	—	—	—	7	(62)

36,869	39,750	(11,122)	438	90,188	59,441
647	(221)	(201)	48	(926)	835

—	—	—	—	(1)	6
$43,069	$53,459	$124,981	$33,936	$374,992	$226,674

SEI Institutional Investments Trust / Annual Report / May 31, 2014	277

Statements of Operations ($ Thousands)

For the year ended May 31, 2014

	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Opportunistic Income Fund
Investment Income
Dividends	$162,212	$1,674	$83
Dividends from Affiliated Registered Investment Company	14	—	11
Interest Income	45	9	39,596
Security Lending Income — Net	4,109	—	—
Less: Foreign Taxes Withheld	(13,798)	(172)	—
	152,582	1,511	39,690
Expenses:
Investment Advisory Fees	35,632	447	6,908
Administration Fees	3,239	34	768
Trustee Fees	69	1	18
Chief Compliance Officer Fees	38	—	10
Custodian/Wire Agent Fees	718	74	73
Professional Fees	286	—	60
Printing Fees	52	1	14
Registration Fees	33	1	36
Overdraft Fees	42	—	—
Interest Expense	—	—	3
Other Expenses	167	29	77
Total Expenses	40,276	587	7,967
Less:
Waiver of Investment Advisory Fees	(14,901)	(248)	(3,455)
Waiver of Administration Fees	(3,239)	(34)	(768)
Fees Paid Indirectly(1)	(49)	—	—
Net Expenses	22,087	305	3,744
Net Investment Income	130,495	1,206	35,946
Net Realized and Unrealized Gain (Loss) on:
Investments	409,160	2,423	(8,057)
Affiliated Investments	—	—	—
Futures Contracts	32,754	228	(1,275)
Purchased and Written Options	—	—	—
Swap Contracts	—	—	—
Foreign Currency Transactions	(1,722)	15	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	325,806	4,822	17,691
Affiliated Investments	—	—	—
Futures Contracts	965	(5)	77
Purchased and Written Options	—	—	—
Purchased and Written Swaptions	—	—	—
Swap Contracts	—	—	—
Foreign Capital Gains Tax	(503)	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	199	7	—
Net Increase in Net Assets Resulting from Operations	$897,154	$8,696	$44,382

(1)	See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

278	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund	Long Duration Corporate Bond Fund	Ultra Short Duration Bond Fund

$—	$831	$—	$—	$—
28	7	4	3	1
176,759	142,485	156,318	112,910	5,669
204	—	—	—	—
(68)	(34)	—	—	—
176,923	143,289	156,322	112,913	5,670

18,309	10,419	10,581	7,193	862
3,052	1,069	1,763	1,199	287
63	23	38	26	6
32	12	20	14	3
277	102	158	113	26
228	81	135	92	23
44	17	27	19	5
42	14	44	14	9
—	—	—	—	—
—	—	—	—	—
132	161	193	39	9
22,179	11,898	12,959	8,709	1,230

(11,596)	(4,435)	(5,802)	(3,947)	(287)
(3,052)	(1,069)	(1,763)	(1,199)	(287)
—	—	—	—	—
7,531	6,394	5,394	3,563	656
169,392	136,895	150,928	109,350	5,014

(18,631)	49,266	(38,920)	(29,319)	350
1	—	—	—	—
5,058	—	2,319	4,264	(251)
1,435	—	—	—	—
591	(1,307)	(332)	—	—
(1,106)	—	—	—	—

54,946	(25,584)	148,440	146,773	1,122
(9,047)	—	—	—	—
(3,748)	—	510	(56)	2
(381)	—	—	—	—
(399)	—	—	—	—
(480)	(519)	(320)	—	—
—	—	—	—	—

(268)	—	—	—	—
$197,363	$158,751	$262,625	$231,012	$6,237

SEI Institutional Investments Trust / Annual Report / May 31, 2014	279

Statements of Operations/Consolidated Statements of Operations ($ Thousands)

For the year ended May 31, 2014

	Emerging Markets Debt Fund	Real Return Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Investment Income
Dividends	$—	$—	$27,839	$4,372
Interest Income	91,881	1,391	3	4,730
Security Lending Income — Net	24	—	—	—
Less: Foreign Taxes Withheld	(425)	—	(11)	(150)
	91,480	1,391	27,831	8,952
Expenses:
Investment Advisory Fees	12,324	511	8,092	3,038
Administration Fees	725	116	674	276
Trustee Fees	16	2	15	7
Chief Compliance Officer Fees	8	1	8	4
Custodian/Wire Agent Fees	382	3	31	36
Professional Fees	56	9	52	22
Printing Fees	11	2	11	5
Registration Fees	16	2	14	19
Dividend Expense on Securities Sold Short	—	—	—	46
Interest Expense on Reverse Repurchase Agreements	—	—	—	70
Overdraft Fees	49	13	—	—
Other Expenses	155	7	25	35
Total Expenses	13,742	666	8,922	3,558
Less:
Waiver of Investment Advisory Fees	(6,424)	(372)	(7,283)	(1,502)
Waiver of Administration Fees	(725)	(116)	(674)	(276)
Net Expenses	6,593	178	965	1,780
Net Investment Income	84,887	1,213	26,866	7,172
Net Realized and Unrealized Gain (Loss) on:
Investments	(17,957)	(492)	4,883	(8,598)
Securities Sold Short	—	—	—	(38)
Futures Contracts	(479)	—	(18,387)	7,517
Purchased and Written Options	(632)	—	(4,045)	(769)
Swap Contracts	(7,131)	—	—	(8,409)
Foreign Currency Transactions	(42,846)	—	(26,868)	(434)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,099	1,402	219,794	22,033
Securities Sold Short	—	—	—	550
Futures Contracts	(226)	—	—	(2,740)
Purchased and Written Options	174	—	(2,569)	67
Swap Contracts	957	—	—	(765)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	1,136	—	1,398	(1,247)
Net Increase in Net Assets Resulting from Operations	$19,982	$2,123	$201,072	$14,339

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

280	SEI Institutional Investments Trust / Annual Report / May 31, 2014

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Statements of Changes in Net Assets ($ Thousands)

For the years or period ended May 31,

	Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund
	2014	2013	2014	2013	2014	2013
Operations:
Net Investment Income	$29,230	$34,298	$3,006	$4,859	$81,200	$103,968
Net Realized Gain (Loss) from Investments, Affiliated Investments and Futures Contracts	249,266	126,685	76,888	40,054	859,646	641,601
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	—	16	(49)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Futures Contracts	127,188	313,841	(24,811)	26,430	(15,341)	684,697
Net Increase in Net Assets Resulting from Operations	405,684	474,824	55,083	71,343	925,521	1,430,217
Dividends and Distributions From:
Net Investment Income:
Class A	(28,887)	(33,960)	(2,968)	(5,999)	(70,879)	(140,201)
Net Realized Gains:
Class A	(196,027)	(50,275)	—	—	(284,707)	—
Total Dividends and Distributions	(224,914)	(84,235)	(2,968)	(5,999)	(355,586)	(140,201)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	712,342	422,969	24,012	46,493	483,241	1,013,176
Reinvestment of Dividends and Distributions	217,467	82,864	2,772	5,414	348,910	136,946
Cost of Shares Redeemed	(703,202)	(772,763)	(249,751)	(128,581)	(2,280,185)	(2,376,213)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	226,607	(266,930)	(222,967)	(76,674)	(1,448,034)	(1,226,091)
Net Increase (Decrease) in Net Assets	407,377	123,659	(170,852)	(11,330)	(878,099)	63,925
Net Assets:
Beginning of Year	1,897,837	1,774,178	309,577	320,907	5,500,315	5,436,390
End of Year	$2,305,214	$1,897,837	$138,725	$309,577	$4,622,216	$5,500,315
Undistributed Net Investment Income Included in Net Assets at Period End	$5,901	$5,494	$106	$97	$10,270	$—
(1)	See Note 7 in the Notes to Financial Statements.
(2)	Commenced operations on December 18, 2013.
(3)	Commenced operations on February 28, 2013.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

282	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Large Cap Index Fund		S&P 500 Index Fund(2)	Extended Market Index Fund(3)		Small Cap Fund		Small Cap II Fund
2014	2013	2014	2014	2013	2014	2013	2014	2013

$38,572	$39,683	$5,568	$4,852	$371	$5,105	$8,224	$1,129	$1,572
112,407	(5,408)	(453)	9,078	202	131,199	77,627	32,321	8,057
—	—	438	—	—	—	1	—	—
234,795	404,466	37,516	39,529	7,399	(11,323)	126,870	486	37,721
385,774	438,741	43,069	53,459	7,972	124,981	212,722	33,936	47,350

(39,793)	(37,390)	(2,597)	(4,224)	(84)	(6,428)	(10,108)	(1,119)	(1,541)

(30,168)	(17,633)	—	(2,426)	—	—	—	(25,584)	(570)
(69,961)	(55,023)	(2,597)	(6,650)	(84)	(6,428)	(10,108)	(26,703)	(2,111)

400,402	1,122,773	847,703	362,728	172,091	58,141	119,337	145,303	246,977
68,805	54,321	2,493	6,632	84	5,346	8,729	24,904	2,031
(1,093,499)	(602,393)	(54,077)	(76,993)	(5,956)	(268,462)	(304,936)	(146,702)	(134,616)
(624,292)	574,701	796,119	292,367	166,219	(204,975)	(176,870)	23,505	114,392
(308,479)	958,419	836,591	339,176	174,107	(86,422)	25,744	30,738	159,631

2,214,088	1,255,669	—	174,107	—	778,976	753,232	221,697	62,066
$1,905,609	$2,214,088	$836,591	$513,283	$174,107	$692,554	$778,976	$252,435	$221,697
$6,019	$7,007	$2,996	$1,078	$304	$435	$1,010	$318	$168

SEI Institutional Investments Trust / Annual Report / May 31, 2014	283

Statements of Changes in Net Assets ($ Thousands)

For the years or period ended May 31,

	Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund
	2014	2013	2014	2013
Operations:
Net Investment Income	$10,805	$22,654	$25,301	$23,765
Net Realized Gain (Loss) from Investments and Swap Contracts	274,919	236,262	141,153	51,377
Net Realized Gain (Loss) on Foreign Currency Transactions	7	13	(62)	(75)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	89,262	320,450	60,276	135,977
Net Change in Unrealized Depreciation on Foreign Cap Gains Tax	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(1)	—	6	2
Net Increase in Net Assets Resulting from Operations	374,992	579,379	226,674	211,046
Dividends and Distributions From:
Net Investment Income:
Class A	(13,895)	(25,590)	(25,557)	(22,592)
Net Realized Gains:
Class A	(320,629)	(15,141)	(94,547)	(16,946)
Total Dividends and Distributions	(334,524)	(40,731)	(120,104)	(39,538)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	229,408	437,273	224,022	510,717
Reinvestment of Dividends and Distributions	331,178	40,334	118,271	38,191
Cost of Shares Redeemed	(925,523)	(843,868)	(358,319)	(296,518)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(364,937)	(366,261)	(16,026)	252,390
Net Increase (Decrease) in Net Assets	(324,469)	172,387	90,544	423,898
Net Assets:
Beginning of Year	2,153,745	1,981,358	1,145,980	722,082
End of Year	$1,829,276	$2,153,745	$1,236,524	$1,145,980
Undistributed Net Investment Income Included in Net Assets at Period End	$5,107	$6,933	$3,767	$4,009
(1)	See Note 7 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

284	SEI Institutional Investments Trust / Annual Report / May 31, 2014

World Equity Ex-US Fund		Screened World Equity Ex-US Fund		Opportunistic Income Fund
2014	2013	2014	2013	2014	2013

$130,495	$134,537	$1,206	$1,052	$35,946	$6,707
441,914	189,005	2,651	2,182	(9,332)	(240)
(1,722)	(4,774)	15	(28)	—	—
326,771	1,036,674	4,817	9,793	17,768	16,541
(503)	(77)	—	—	—	—
199	(3,829)	7	(70)	—	—
897,154	1,351,536	8,696	12,929	44,382	23,008

(149,128)	(119,081)	(1,227)	(1,070)	(31,408)	(8,743)

—	—	—	—	—	—
(149,128)	(119,081)	(1,227)	(1,070)	(31,408)	(8,743)

1,481,341	1,900,967	16,386	11,231	1,093,631	795,292
145,529	116,860	846	818	30,893	8,488
(1,844,620)	(1,681,364)	(10,105)	(10,143)	(258,169)	(40,842)
(217,750)	336,463	7,127	1,906	866,355	763,298
530,276	1,568,918	14,596	13,765	879,329	777,563

6,192,852	4,623,934	62,521	48,756	996,522	218,959
$6,723,128	$6,192,852	$77,117	$62,521	$1,875,851	$996,522
$57,952	$71,744	$671	$579	$18,033	$11,315

SEI Institutional Investments Trust / Annual Report / May 31, 2014	285

Statements of Changes in Net Assets ($ Thousands)

For the years ended May 31,

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund
	2014	2013	2014	2013	2014	2013
Operations:
Net Investment Income	$169,392	$192,864	$136,895	$148,399	$150,928	$149,352
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts, Purchased and Written Options and Swap Contracts	(11,546)	149,751	47,959	56,668	(36,933)	302,981
Net Realized Gain (Loss) on Foreign Currency Transactions	(1,106)	3,475	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Futures Contracts, Purchased and Written Options, Purchased and Written Swaptions and Swap Contracts	40,891	(102,409)	(26,103)	87,706	148,630	(420,443)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(268)	(69)	—	—	—	—
Net Increase in Net Assets Resulting from Operations	197,363	243,612	158,751	292,773	262,625	31,890
Dividends and Distributions From:
Net Investment Income:
Class A	(177,685)	(206,754)	(135,226)	(144,390)	(150,249)	(148,715)
Net Realized Gains:
Class A	(23,149)	(99,113)	(34,630)	—	(18,009)	(248,307)
Total Dividends and Distributions	(200,834)	(305,867)	(169,856)	(144,390)	(168,258)	(397,022)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	1,896,737 (2)	2,956,412 (2)	418,542	620,108	1,288,121	1,135,778 (2)
Reinvestment of Dividends and Distributions	194,429	296,639	164,731	139,881	162,667	384,646
Cost of Shares Redeemed	(2,661,607)	(3,787,895)	(559,617)	(660,601)	(846,009)	(3,330,376)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(570,441)	(534,844)	23,656	99,388	604,779	(1,809,952)
Net Increase (Decrease) in Net Assets	(573,912)	(597,099)	12,551	247,771	699,146	(2,175,084)
Net Assets:
Beginning of Year	6,484,218	7,081,317	2,162,551	1,914,780	3,322,291	5,497,375
End of Year	$5,910,306	$6,484,218	$2,175,102	$2,162,551	$4,021,437	$3,322,291
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$(1,442)	$(344)	$19,644	$9,647	$(1,425)	$12
(1)	See Note 7 in the Notes to Financial Statements.
(2)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 11).
(3)	Commenced operations on June 29, 2012.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

286	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Long Duration Corporate Bond Fund(3)		Ultra Short Duration Bond Fund		Emerging Markets Debt Fund
2014	2013	2014	2013	2014	2013

$109,350	$71,936	$5,014	$3,624	$84,887	$63,189

(25,055)	17,948	99	829	(26,199)	62,344

—	—	—	—	(42,846)	12,904

146,717	(37,995)	1,124	1,718	3,004	(17,600)

—	—	—	—	1,136	(2,230)

231,012	51,889	6,237	6,171	19,982	118,607

(109,485)	(71,980)	(5,851)	(4,073)	(44,045)	(93,938)

(13,203)	(12,723)	—	—	(17,116)	(52,794)
(122,688)	(84,703)	(5,851)	(4,073)	(61,161)	(146,732)

814,026 (2)	2,340,569 (2)	434,616	565,825 (2)	525,857	445,867
122,652	84,678	5,767	3,958	59,203	142,096
(307,697)	(309,481)	(245,163)	(347,511)	(359,674)	(262,863)

628,981	2,115,766	195,220	222,272	225,386	325,100
737,305	2,082,952	195,606	224,370	184,207	296,975

2,082,952	—	522,593	298,223	1,411,893	1,114,918
$2,820,257	$2,082,952	$718,199	$522,593	$1,596,100	$1,411,893

$(22)	$17	$(6)	$41	$(7,096)	$(6,914)

SEI Institutional Investments Trust / Annual Report / May 31, 2014	287

Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets ($ Thousands)

For the years ended May 31,

	Real Return Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
	2014	2013	2014	2013	2014	2013
Operations:
Net Investment Income	$1,213	$2,259	$26,866	$19,134	$7,172	$2,106
Net Realized Gain (Loss) from Investments, Securities Sold Short, Futures Contracts, Purchased and Written Options and Swap Contracts	(492)	3,756	(17,549)	17,617	(10,297)	(7,650)
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	(26,868)	(844)	(434)	271
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, Futures Contracts, Purchased and Written Options and Swap Contracts	1,402	(6,178)	217,225	157,998	19,145	2,550
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	—	—	1,398	(16,776)	(1,247)	12
Net Increase (Decrease) in Net Assets Resulting from Operations	2,123	(163)	201,072	177,129	14,339	(2,711)
Dividends and Distributions From:
Net Investment Income:
Class A	(900)	(4,654)	(2,250)	(23,239)	—	(970)
Net Realized Gains:
Class A	(2,005)	(5,838)	(21,963)	(30,576)	—	—
Net Return of Capital:
Class A	—	—	—	—	—	(194)
Total Dividends and Distributions	(2,905)	(10,492)	(24,213)	(53,815)	—	(1,164)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	68,124	42,921	477,460	508,259	474,358	201,232
Reinvestment of Dividends and Distributions	2,756	9,256	23,820	52,931	—	1,056
Cost of Shares Redeemed	(114,372)	(71,531)	(256,448)	(101,522)	(76,574)	(34,577)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(43,492)	(19,354)	244,832	459,668	397,784	167,711
Net Increase (Decrease) in Net Assets	(44,274)	(30,009)	421,691	582,982	412,123	163,836
Net Assets:
Beginning of Year	251,852	281,861	1,135,631	552,649	303,899	140,063
End of Year	$207,578	$251,852	$1,557,322	$1,135,631	$716,022	$303,899
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$1,166	$854	$(6,927)	$(4,737)	$(6,591)	$(2,634)
(1)	See Note 7 in the Notes to Financial Statements/Consolidated Notes to Financial Statements.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

288	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Consolidated Statement of Cash Flows ($ Thousands)

For the year ended May 31, 2014

Multi-Asset Real Return Fund
Cash Flows from Operating Activities:
Net Increase in Net Assets Resulting from Operations	$14,339
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchase of Investment Securities	(1,376,216)
Proceeds from Disposition of Investment Securities	925,327
Purchased Options/Purchases to Cover Written Options & Securities Sold Short	128,314
Proceeds from Sale of Options/Expired Options and Securities Sold Short	(26,218)
Amortization (Accretion of Market Discount)	1,677
Net Realized (Gain) Loss on:
Investments	8,598
Options	769
Securities Sold Short	38
Net Change in Unrealized (Appreciation) Depreciation on:
Investments	(22,033)
Options	(67)
Securities Sold Short	(550)
Changes in assets:
Foreign currency, at value	(127)
Cash pledged as collateral for forward foreign currency contracts and swap contracts	(13,111)
Receivable for investment securities sold	(44,009)
Dividends and interest receivable	(1,341)
Receivable for variation margin	(22)
Swap contracts, at value	661
Foreign tax reclaim receivable	(20)
Unrealized gain on forward foreign currency contracts	1,230
Unrealized gain on foreign spot currency contracts	3
Prepaid expenses	(2)
Changes in liabilities:
Payable for investment securities purchased	(28,267)
Payable for variation margin	1,057
Investment advisory fees payable	129
Swap contracts, at value	(61)
Reverse repurchase agreements	58,848
Unrealized loss on forward foreign currency contracts	83
Unrealized loss on foreign spot currency contracts	(59)
Trustee fees payable	1
Accrued expense payable	17
Net Cash Used in Operating Activities	(371,012)
Cash Flows from Financing Activities:
Proceeds from Shares Issued	541,343
Cost of Shares Redeemed	(76,689)
Net Cash Provided by Financing Activities	464,654
Net Change in Cash	93,642
Cash at beginning of year	$13
Cash at end of year	$93,655
Supplemental Disclosure of Cash Flow Information
Interest Paid	$70

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	289

Financial Highlights

For the years or period ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2014	$20.94	$0.30	$3.96	$4.26	$(0.30)	$(2.18)	$(2.48)	$22.72	21.32%	$2,305,214	0.18%		0.18%		0.46%		1.38%	59%
2013	17.07	0.34	4.38	4.72	(0.33)	(0.52)	(0.85)	20.94	28.44	1,897,837	0.19	(6)	0.19	(6)	0.46	(6)	1.79	47
2012	18.40	0.25	(0.61)	(0.36)	(0.24)	(0.73)	(0.97)	17.07	(1.69)	1,774,178	0.26	(3)	0.26	(3)	0.47	(3)	1.47	83
2011	14.84	0.22	3.56	3.78	(0.22)	—	(0.22)	18.40	25.70	1,616,607	0.26		0.26		0.47		1.35	85
2010	12.55	0.23	2.28	2.51	(0.22)	—	(0.22)	14.84	20.05	1,230,382	0.26		0.26		0.47		1.56	72
Large Cap Diversified Alpha Fund
Class A
2014	$11.59	$0.16	$2.42	$2.58	$(0.12)	$—	$(0.12)	$14.05	22.36%	$138,725	0.24%		0.24%		0.46%		1.24%	121%
2013	9.41	0.16	2.22	2.38	(0.20)	—	(0.20)	11.59	25.66	309,577	0.24		0.24		0.46		1.55	82
2012	9.53	0.13	(0.16)	(0.03)	(0.09)	—	(0.09)	9.41	(0.24)	320,907	0.31		0.31		0.47		1.40	101
2011	7.69	0.11	1.88	1.99	(0.15)	—	(0.15)	9.53	26.09	364,180	0.31		0.31		0.47		1.30	143
2010	6.35	0.09	1.34	1.43	(0.09)	—	(0.09)	7.69	22.61	352,500	0.31		0.31		0.47		1.26	95
Large Cap Disciplined Equity Fund
Class A
2014	$13.24	$0.23	$2.39	$2.62	$(0.20)	$(0.87)	$(1.07)	$14.79	20.49%	$4,622,216	0.18	%(9)	0.18	%(9)	0.46	%(9)	1.65%	110%
2013	10.58	0.21	2.73	2.94	(0.28)	—	(0.28)	13.24	28.24	5,500,315	0.17	(5)	0.17	(5)	0.46	(5)	1.80	109
2012	10.87	0.16	(0.29)	(0.13)	(0.16)	—	(0.16)	10.58	(1.14)	5,436,390	0.18	(4)	0.18	(4)	0.47	(4)	1.54	93
2011	8.86	0.15	2.08	2.23	(0.22)	—	(0.22)	10.87	25.39	7,773,980	0.18		0.18		0.47		1.54	118
2010	7.36	0.15	1.49	1.64	(0.14)	—	(0.14)	8.86	22.32	6,960,762	0.18		0.18		0.47		1.74	104
Large Cap Index Fund
Class A
2014	$140.87	$2.91	$25.93	$28.84	$(3.02)	$(2.48)	$(5.50)	$164.21	20.88%	$1,905,609	0.02%		0.02%		0.23%		1.92%	10%
2013	113.85	2.77	28.02	30.79	(2.61)	(1.16)	(3.77)	140.87	27.55	2,214,088	0.03		0.03		0.23		2.18	14
2012	117.49	2.26	(3.78)	(1.52)	(2.12)	—	(2.12)	113.85	(1.24)	1,255,669	0.06		0.06		0.24		2.01	12
2011	94.53	2.01	22.98	24.99	(2.03)	—	(2.03)	117.49	26.77	770,135	0.06		0.06		0.24		1.91	17
2010	78.92	2.01	15.53	17.54	(1.93)	—	(1.93)	94.53	22.34	509,120	0.06		0.06		0.24		2.17	11
S&P 500 Index Fund
Class A
2014(10)	$10.00	$0.09	$0.63	$0.72	$(0.04)	$—	$(0.04)	$10.68	7.27%	$836,591	0.04%		0.04%		0.11%		2.02%	3%
Extended Market Index Fund
2014	$10.77	$0.17	$2.03	$2.20	$(0.14)	$(0.09)	$(0.23)	$12.74	20.59%	$513,283	0.06%		0.06%		0.18%		1.36%	17%
2013(7)	10.00	0.03	0.75	0.78	(0.01)	—	(0.01)	10.77	7.84	174,107	0.11		0.11		0.22		1.30	4
Small Cap Fund
Class A
2014	$15.42	$0.12	$2.56	$2.68	$(0.15)	$—	$(0.15)	$17.95	17.39%	$692,554	0.47%		0.47%		0.72%		0.67%	63%
2013	12.04	0.13	3.42	3.55	(0.17)	—	(0.17)	15.42	29.71	778,976	0.47		0.47		0.71		1.01	85
2012	13.49	0.11	(1.47)	(1.36)	(0.09)	—	(0.09)	12.04	(10.11)	753,232	0.54		0.54		0.72		0.88	85
2011	10.69	0.09	2.84	2.93	(0.13)	—	(0.13)	13.49	27.56	722,825	0.54		0.54		0.72		0.76	86
2010	7.97	0.08	2.73	2.81	(0.09)	—	(0.09)	10.69	35.32	1,339,748	0.53		0.54		0.72		0.86	106
Small Cap II Fund
Class A
2014	$12.23	$0.06	$2.01	$2.07	$(0.07)	$(1.73)	$(1.80)	$12.50	17.35%	$252,435	0.46	%(8)	0.46	%(8)	0.71	%(8)	0.50%	108%
2013	9.62	0.09	2.64	2.73	(0.09)	(0.03)	(0.12)	12.23	28.54	221,697	0.48		0.48		0.72		0.88	113
2012(2)	10.00	0.02	(0.40)	(0.38)	—	—	—	9.62	(3.80)	62,066	0.59		0.59		0.78		1.07	9

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on April 10, 2012. All ratios for the period have been annualized.
(3)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.26%, 0.26% and 0.47%, respectively.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.47%, respectively.
(5)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.17%, 0.17% and 0.46%, respectively.
(6)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.19%, 0.19% and 0.46%, respectively.
(7)	Commenced operations on February 28, 2013. All ratios for the period have been annualized.
(8)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.46%, 0.46% and 0.71%, respectively.
(9)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.46%, respectively.
(10)	Commenced operations on December 18, 2013. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

290	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Financial Highlights

For the years or period ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Small/Mid Cap Equity Fund
Class A
2014	$15.69	$0.09	$2.87	$2.96	$(0.11)	$(2.96)	$(3.07)	$15.58	20.09%	$1,829,276	0.46%		0.46%		0.71%		0.55%	54%
2013	12.34	0.14	3.45	3.59	(0.15)	(0.09)	(0.24)	15.69	29.49	2,153,745	0.46		0.46		0.71		1.02	92
2012	13.62	0.09	(1.28)	(1.19)	(0.09)	—	(0.09)	12.34	(8.71)	1,981,358	0.49		0.49		0.72		0.77	84
2011	10.53	0.08	3.07	3.15	(0.06)	—	(0.06)	13.62	29.99	2,315,082	0.49		0.49		0.72		0.68	99
2010	7.85	0.08	2.71	2.79	(0.11)	—	(0.11)	10.53	35.79	2,064,443	0.49		0.50		0.72		0.79	97
U.S. Managed Volatility Fund
Class A
2014	$13.54	$0.31	$2.42	$2.73	$(0.31)	$(1.22)	$(1.53)	$14.74	21.39%	$1,236,524	0.23%		0.23%		0.71%		2.19%	72%
2013	11.39	0.32	2.37	2.69	(0.31)	(0.23)	(0.54)	13.54	24.19	1,145,980	0.24		0.24		0.71		2.55	41
2012	12.15	0.25	0.01	0.26	(0.21)	(0.81)	(1.02)	11.39	2.62	722,082	0.35		0.35		0.73		2.25	44
2011	11.16	0.22	2.72	2.94	(0.23)	(1.72)	(1.95)	12.15	28.97	133,811	0.35		0.35		0.72		1.92	114
2010	9.55	0.22	1.78	2.00	(0.22)	(0.17)	(0.39)	11.16	21.12	255,094	0.35		0.35		0.72		2.04	58
World Equity Ex-US Fund
Class A
2014	$11.51	$0.24	$1.40	$1.64	$(0.29)	$—	$(0.29)	$12.86	14.31%	$6,723,128	0.34%		0.34%		0.62%		2.01%	46%
2013	9.24	0.25	2.24	2.49	(0.22)	—	(0.22)	11.51	27.11	6,192,852	0.35		0.35		0.62		2.30	52
2012	11.71	0.23	(2.50)	(2.27)	(0.20)	—	(0.20)	9.24	(19.36)	4,623,934	0.45		0.45		0.63		2.28	56
2011	9.09	0.23	2.59	2.82	(0.20)	—	(0.20)	11.71	31.12	5,129,089	0.45		0.45		0.64		2.12	85
2010	8.39	0.20	0.72	0.92	(0.22)	—	(0.22)	9.09	10.74	3,712,614	0.45		0.45		0.65		2.10	149
Screened World Equity Ex-US Fund
Class A
2014	$8.66	$0.16	$1.04	$1.20	$(0.17)	$—	$(0.17)	$9.69	13.87%	$77,117	0.44%		0.44%		0.85%		1.75%	45%
2013	7.02	0.15	1.64	1.79	(0.15)	—	(0.15)	8.66	25.69	62,521	0.50		0.50		0.89		1.81	76
2012	9.01	0.13	(1.97)	(1.84)	(0.15)	—	(0.15)	7.02	(20.39)	48,756	0.74		0.74		0.93		1.63	76
2011	7.04	0.12	1.98	2.10	(0.13)	—	(0.13)	9.01	29.93	54,844	0.77		0.77		1.06		1.42	89
2010	6.42	0.13	0.58	0.71	(0.09)	—	(0.09)	7.04	11.00	68,743	0.80		0.80		1.06		1.69	161
Opportunistic Income Fund
Class A
2014	$8.26	$0.19	$0.02	$0.21	$(0.16)	$—	$(0.16)	$8.31	2.59%	$1,875,851	0.24	%(2)	0.24	%(2)	0.52	%(2)	2.34%	121%
2013	7.97	0.12	0.34	0.46	(0.17)	—	(0.17)	8.26	5.78	996,522	0.21		0.26		0.52		1.41	26
2012	7.95	0.15	0.04	0.19	(0.17)	—	(0.17)	7.97	2.49	218,959	0.41		0.41		0.53		1.94	58
2011	7.69	0.13	0.31	0.44	(0.18)	—	(0.18)	7.95	5.81	295,277	0.41		0.41		0.53		1.68	17
2010	6.95	0.21	0.67	0.88	(0.14)	—	(0.14)	7.69	12.66	115,519	0.41		0.41		0.54		2.85	12
Core Fixed Income Fund
Class A
2014	$10.54	$0.29	$0.05	$0.34	$(0.30)	$(0.04)	$(0.34)	$10.54	3.36%	$5,910,306	0.12%		0.12%		0.36%		2.78%	329%
2013	10.63	0.27	0.06	0.33	(0.29)	(0.13)	(0.42)	10.54	3.12	6,484,218	0.13		0.13		0.36		2.53	315
2012	10.39	0.34	0.47	0.81	(0.36)	(0.21)	(0.57)	10.63	7.98	7,081,317	0.14		0.14		0.37		3.21	386
2011	10.35	0.38	0.44	0.82	(0.39)	(0.39)	(0.78)	10.39	8.17	6,761,399	0.16	(3)	0.16	(3)	0.38	(3)	3.60	422
2010	9.42	0.47	0.95	1.42	(0.49)	—	(0.49)	10.35	15.34	5,705,708	0.14		0.14		0.37		4.71	242

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.24%, 0.24% and 0.52%, respectively.
(3)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.14%, 0.14% and 0.36%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	291

Financial Highlights/Consolidated Financial Highlights

For the years or period ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
High Yield Bond Fund
Class A
2014	$10.01	$0.63	$0.10	$0.73	$(0.62)	$(0.16)	$(0.78)	$9.96	7.75%	$2,175,102	0.30%	0.30%	0.56%	6.41%	65%
2013	9.30	0.71	0.69	1.40	(0.69)	—	(0.69)	10.01	15.46	2,162,551	0.30 (7)	0.30 (7)	0.56 (7)	7.23	72
2012	9.58	0.74	(0.29)	0.45	(0.72)	(0.01)	(0.73)	9.30	5.09	1,914,780	0.35 (5)	0.35 (5)	0.56 (5)	7.97	50
2011	8.74	0.79	0.81	1.60	(0.76)	(0.00)‡	(0.76)	9.58	19.06	1,939,023	0.35	0.35	0.56	8.48	90
2010	7.00	0.84	1.72	2.56	(0.80)	(0.02)	(0.82)	8.74	37.60	1,634,608	0.35	0.35	0.56	10.03	110
Long Duration Fund
Class A
2014	$8.75	$0.36	$0.17	$0.53	$(0.36)	$(0.04)	$(0.40)	$8.88	6.41%	$4,021,437	0.15%	0.15%	0.37%	4.28%	105%
2013	9.65	0.36	(0.25)	0.11	(0.36)	(0.65)	(1.01)	8.75	0.78	3,322,291	0.16	0.16	0.37	3.80	96
2012	8.83	0.41	1.42	1.83	(0.42)	(0.59)	(1.01)	9.65	21.70	5,497,375	0.20	0.20	0.37	4.45	121
2011	8.69	0.44	0.46	0.90	(0.43)	(0.33)	(0.76)	8.83	10.74	3,523,154	0.20 (4)	0.20 (4)	0.37 (4)	5.03	85
2010	7.77	0.45	0.93	1.38	(0.46)	—	(0.46)	8.69	18.11	2,736,187	0.20	0.20	0.37	5.42	113
Long Duration Corporate Bond Fund
Class A
2014	$9.93	$0.44	$0.32	$0.76	$(0.44)	$(0.05)	$(0.49)	$10.20	8.10%	$2,820,257	0.15%	0.15%	0.36%	4.56%	115%
2013(6)	10.00	0.39	0.00 ‡	0.39	(0.39)	(0.07)	(0.46)	9.93	3.75	2,082,952	0.15	0.15	0.36	4.08	100
Ultra Short Duration Bond Fund
Class A
2014	$10.04	$0.09	$0.02	$0.11	$(0.10)	$—	$(0.10)	$10.05	1.13%	$718,199	0.11%	0.11%	0.21%	0.87%	118%
2013	9.95	0.10	0.11	0.21	(0.12)	—	(0.12)	10.04	2.14	522,593	0.12	0.12	0.21	1.02	178
2012	9.99	0.11	(0.02)	0.09	(0.13)	—	(0.13)	9.95	0.86	298,223	0.16	0.16	0.21	1.14	222
2011(3)	10.00	0.04	(0.01)	0.03	(0.04)	—	(0.04)	9.99	0.33	313,358	0.18	0.18	0.23	1.65	23
Emerging Markets Debt Fund
Class A
2014	$11.11	$0.60	$(0.58)	$0.02	$(0.33)	$(0.12)	$(0.45)	$10.68	0.44%	$1,596,100	0.45%	0.45%	0.95%	5.86%	100%
2013	11.22	0.56	0.65	1.21	(0.84)	(0.48)	(1.32)	11.11	10.64	1,411,893	0.48	0.48	0.94	4.79	119
2012	11.60	0.73	(0.22)	0.51	(0.77)	(0.12)	(0.89)	11.22	4.67	1,114,918	0.55	0.55	0.93	6.43	55
2011	10.47	0.78	0.91	1.69	(0.56)	—	(0.56)	11.60	16.51	1,028,691	0.55	0.55	0.93	6.89	75
2010	9.27	0.84	1.40	2.24	(1.04)	—	(1.04)	10.47	24.93	989,598	0.55	0.55	0.93	8.12	66
Real Return Fund
Class A
2014	$9.86	$0.05	$0.04	$0.09	$(0.04)	$(0.09)	$(0.13)	$9.82	0.96%	$207,578	0.08%	0.08%	0.29%	0.52%	49%
2013	10.29	0.09	(0.10)	(0.01)	(0.18)	(0.24)	(0.42)	9.86	(0.15)	251,852	0.11	0.11	0.28	0.87	97
2012	10.67	0.29	(0.07)	0.22	(0.35)	(0.25)	(0.60)	10.29	2.15	281,861	0.20	0.20	0.28	2.75	96
2011	10.41	0.31	0.37	0.68	(0.21)	(0.21)	(0.42)	10.67	6.65	369,232	0.20	0.20	0.28	2.90	69
2010	10.11	0.33	0.24	0.57	(0.27)	—	(0.27)	10.41	5.70	326,758	0.29	0.29	0.55	3.18	205
Dynamic Asset Allocation Fund
Class A
2014	$12.81	$0.27	$1.69	$1.96	$(0.02)	$(0.22)	$(0.24)	$14.53	15.49%	$1,557,322	0.07%	0.07%	0.66%	1.99%	11%
2013	11.14	0.30	2.20	2.50	(0.35)	(0.48)	(0.83)	12.81	23.75	1,135,631	0.10	0.10	0.66	2.50	35
2012	11.26	(0.01)	0.39	0.38	—	(0.50)	(0.50)	11.14	3.73	552,649	0.50	0.50	0.67	(0.10)	140
2011(2)	10.00	(0.04)	1.49	1.45	—	(0.19)	(0.19)	11.26	14.66	407,345	0.50	0.50	0.67	(0.39)	—

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
‡	Amount represents less than $0.01.
(1)	Per share net investment income (loss) and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on July 30, 2010. All ratios for the period have been annualized.
(3)	Commenced operations on February 28, 2011. All ratios for the period have been annualized.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.20%, 0.20% and 0.37%, respectively.
(5)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.35%, 0.35% and 0.56%, respectively.
(6)	Commenced operations on June 29, 2012. All ratios for the period have been annualized.
(7)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.30%, 0.30% and 0.56%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

292	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Consolidated Financial Highlights

For the years or period ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (1)	Net Realized and Unrealized Losses on Securities(1)		Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Real Return Fund
Class A
2014	$9.19	$0.12	$(0.01)		$0.11	$—		$—	$—	$9.30	1.20%	$716,022	0.32	%(5)	0.32	%(5)	0.64	%(5)	1.30%	122%
2013	9.25	0.11	(0.10	)(4)	0.01	(0.07	)**	—	(0.07)	9.19	0.07	303,899	0.32	(3)	0.32	(3)	0.66	(3)	1.11	49
2012*	10.00	0.10	(0.84)		(0.74)	(0.01)		—	(0.01)	9.25	(7.37)	140,063	0.41	(2)	0.41	(2)	0.66	(2)	1.23	58

**	Includes a return of capital of $0.01 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
*	Commenced operations on July 29, 2011. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized losses calculated using average shares.
(2)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.39%, 0.39% and 0.64%, respectively.
(3)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.29%, 0.29% and 0.63%, respectively.
(4)	The amount shown for the year ended May 31, 2013, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
(5)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.30%, 0.30% and 0.62%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	293

Notes to Financial Statements/Consolidated Notes to Financial Statements

May 31, 2014

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 25 registered funds: Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, Opportunistic Income, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Corporate Bond, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Dynamic Asset Allocation, Multi-Asset Real Return, Strategic U.S. Large Cap Equity, Emerging Markets Equity and Global Equity Funds (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt and Multi-Asset Real Return Funds. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment goals, principal strategies and risks.

The DAA Commodity Strategy Subsidiary, Ltd. and the MARR Commodity Strategy Subsidiary, Ltd. are wholly-owned subsidiaries of the Dynamic Asset Allocation and Multi-Asset Real Return Funds (the “Subsidiaries”) respectively. The Subsidiaries are organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation and Multi-Asset Real Return Funds and their respective subsidiary has been consolidated on the Consolidated Summary Schedule of Investments, Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Statement of Cash Flows.

As of May 31, 2014, the Strategic U.S. Large Cap Equity, Emerging Markets Equity and Global Equity Funds have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) and are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, continuously monitors the reliability of prices obtained from any pricing service and will notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Trust’s Fair Value Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are determined to be unreliable or cannot be valued using methodologies described above are valued in accordance with fair value procedures established by the Trust’s Board of Trustees. The Trust’s fair value procedures are implemented through the Committee designated by the Trust’s Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

294	SEI Institutional Investments Trust / Annual Report / May 31, 2014

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The World Equity Ex-US, Screened World Equity Ex-US and Multi-Asset Real Return Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these funds that hold international securities will value the non-U.S. securities within that fund that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the year ended May 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended May 31, 2014, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income

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May 31, 2014

and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Reverse repurchase agreements outstanding as of May 31, 2014 were as follows:

Multi-Asset Real Return Fund
Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)
$5,880	Bank of America	0.08%	$5,880
1,012	Bank of America	0.08%	1,012
5,440	Barclays	0.07%	5,440
6,588	Barclays	0.07%	6,588
12,053	Barclays	0.07%	12,053
3,173	Barclays	0.07%	3,173
7,109	Barclays	0.07%	7,109
3,641	Barclays	0.08%	3,641
15,380	Barclays	0.12%	15,380
13,140	Chase Securities	0.09%	13,140
11,303	Chase Securities	0.09%	11,303
12,483	Chase Securities	0.12%	12,483

			$97,202

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also invest in equity securities of issuers in commodity-related industries.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Dynamic Asset Allocation and Multi-Asset Real Return Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

296	SEI Institutional Investments Trust / Annual Report / May 31, 2014

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Schedule of Investments or Consolidated Summary Schedule of Investments for details regarding open forward foreign currency contracts as of May 31, 2014, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of May 31, 2014, if applicable.

Options/Swaptions Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Core Fixed Income and Dynamic Asset Allocation Funds had options/swaption contracts as of May 31, 2014, as disclosed in the Funds’ Schedule of Investments or Consolidated Summary Schedule of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Summary Schedule of Investments for details regarding open option/swaption contracts as of May 31, 2014, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the

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May 31, 2014

short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise “cover” the Fund’s short position as required by the 1940 Act. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of May 31, 2014, if applicable. As of May 31, 2014, the Multi-Asset Real Return Fund held short positions.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed secu-

rities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss on the Statements of Operations or Consolidated Statements of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments. for details regarding open swap agreements as of March 31, 2014, if applicable.

Forward Treasury Commitments — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest

298	SEI Institutional Investments Trust / Annual Report / May 31, 2014

is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since

1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) if it holds only loans and other similarly structured securities. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics that are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset pass-throughs to be prepaid prior to their stated maturity.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Managed Volatility, Opportunistic Income, Emerging Markets Debt and Real Return Funds; declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Corporate Bond and Ultra Short Duration Bond Funds; declared and paid at least annually for the World Equity Ex-US, Screened World Equity Ex-US, Dynamic Asset Allocation and Multi-Asset Real Return Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — As of May 31, 2014, the following Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, this Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at May 31, 2014, were as follows:

	Face Amount ($ Thousands)/ Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

High Yield Bond Fund
Aventine (Escrow Security)	$2,600	11/30/10	11/30/10	$—	$1	0.00%
VSS AHC, Cl A	29,628	9/25/09	9/25/09	551	352	0.02

				$551	$353	0.02%

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May 31, 2014

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds with the exception of the World Equity Ex-US, Screened World Equity Ex-US and Real Return Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Investment in Subsidiary — The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in their own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Dynamic Asset Allocation and Multi-Asset Real Return Funds, as investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that the Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the

Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

300	SEI Institutional Investments Trust / Annual Report / May 31, 2014

As of May 31, 2014, the High Yield Bond and Long Duration Funds are the buyers (“receiving protection”) on a total notional amount of $17.7 million and $5.0 million, respectively. Additionally, the Core Fixed Income and Multi-Asset Real Return Funds are the sellers (“providing protection”) on a total notional amount of $6.8 million and $1.1 million, respectively. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$94,155	$—	$—	$—	$94,155
Maximum potential amount of future payments	6,840,000	—	—	—	6,840,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$6,840,000	$—	$6,840,000
> than 100	—	—	—	—	—	—
Total	$—	$—	$—	$6,840,000	$—	$6,840,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

MULTI-ASSET REAL RETURN FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$21,464	$—	$—	$—	$21,464
Maximum potential amount of future payments	1,130,356	—	—	—	1,130,356
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$442,911	$—	$—	$442,911
100-200	—	—	—	687,445	—	687,445
> than 200	—	—	—	—	—	—
Total	$—	$—	$442,911	$687,445	$—	$1,130,356

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	301

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

May 31, 2014

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Summary Schedule of Investments, Schedule of Investments or Consolidated Schedule of Investments and the Statement of Operations or Consolidated Statements of Operations.

The fair value of derivative instruments as of May 31, 2014 was as follows:

	Asset Derivatives			Liability Derivatives
	Year ended May 31, 2014 ($ Thousands)			Year ended May 31, 2014 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

World Equity Ex-US Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$1,222	*	Net Assets — Unrealized depreciation on futures contracts	$259	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	224		Unrealized loss on forward foreign currency contracts	645

Total Derivatives not accounted for as hedging instruments		$1,446			$904

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$1,704	*	Net Assets — Unrealized depreciation on futures contracts	$2,455	*
	Net Assets — Unrealized appreciation on swap contracts	2,164	†	Net Assets — Unrealized depreciation on swap contracts	1,716	†
	Options purchased, at value	—		Options written, at value	1,152
	Swaptions purchased, at value	2,373		Swaptions written, at value	471
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,202		Unrealized loss on forward foreign currency contracts	63
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	118	†	Net Assets — Unrealized depreciation on swap contracts	—

Total Derivatives not accounted for as hedging instruments		$7,561			$5,857

Long Duration Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$466	*	Net Assets — Unrealized depreciation on futures contracts	$439	*
	Net Assets — Unrealized appreciation on swap contracts	585	†	Net Assets — Unrealized depreciation on swap contracts	273	†
Credit contracts	Net Assets — Unrealized depreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	245	†

Total Derivatives not accounted for as hedging instruments		$1,051			$957

Emerging Markets Debt Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$7	*	Net Assets — Unrealized depreciation on futures contracts	$233	*
Interest rate contracts	Net Assets — Unrealized appreciation on swap contracts	1,125	†	Net Assets — Unrealized depreciation on swap contracts	894	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	8,631		Unrealized loss on forward foreign currency contracts	6,071
	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	65	†

Total Derivatives not accounted for as hedging instruments		$9,763			$7,263

Dynamic Asset Allocation Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$8,395		Unrealized loss on forward foreign currency contracts	$44
Equity contracts	Options purchased, at value	541		Options written, at value	—

Total Derivatives not accounted for as hedging instruments		$8,936			$44

Multi-Asset Real Return Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$—		Net Assets — Unrealized depreciation on futures contracts	$789	*
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	—		Net Assets — Unrealized depreciation on futures contracts	155	*
	Net Assets — Unrealized appreciation on swap contracts	219	†	Net Assets — Unrealized depreciation on swap contracts	338	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	95		Unrealized loss on forward foreign currency contracts	99
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	25	†	Net Assets — Unrealized depreciation on swap contracts	—
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	2,338	*	Net Assets — Unrealized depreciation on futures contracts	4,011	*

Total Derivatives not accounted for as hedging instruments		$2,677			$5,392

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

302	SEI Institutional Investments Trust / Annual Report / May 31, 2014

The effect of derivative instruments on the Statements of Operations for the year ended May 31, 2014.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$(154)	$—	$(154)
Equity contracts	—	32,754	—	—	32,754
Total	$—	$32,754	$(154)	$—	$32,600
Core Fixed Income Fund
Interest rate contracts	$1,435	$5,058	$—	$476	$6,969
Foreign exchange contracts	—	—	(2,183)	—	(2,183)
Credit contracts	—	—	—	115	115
Total	$1,435	$5,058	$(2,183)	$591	$4,901
Long Duration Fund
Interest rate contracts	$—	$2,319	$—	$(208)	$2,111
Credit contracts	—	—	—	(124)	(124)
Total	$—	$2,319	$—	$(332)	$1,987
Emerging Markets Debt Fund
Interest rate contracts	$—	$(479)	$—	$(134)	$(613)
Foreign exchange contracts	(632)	—	(3,849)	—	(4,481)
Equity contracts	—	—	—	(6,997)	(6,997)
Total	$(632)	$(479)	$(3,849)	$(7,131)	$(12,091)
Dynamic Asset Allocation Fund
Foreign exchange contracts	$(2,300)	$—	$(26,981)	$—	$(29,281)
Equity contracts	(1,745)	(18,387)	—	—	(20,132)
Total	$(4,045)	$(18,387)	$(26,981)	$—	$(49,413)
Multi-Asset Real Return Fund
Interest rate contracts	$—	$(645)	$—	$54	$(591)
Foreign exchange contracts	—	—	(251)	—	(251)
Commodity contracts	(150)	8,323	—	2,836	11,009
Equity contracts	(619)	(161)	—	(11,270)	(12,050)
Credit contracts	—	—	—	(29)	(29)
Total	$(769)	$7,517	$(251)	$(8,409)	$(1,912)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total
World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$(421)	$—	$(421)
Equity contracts	—	—	965	—	—	965
Total	$—	$—	$965	$(421)	$—	$544
Core Fixed Income Fund
Interest rate contracts	$(399)	$(381)	$(3,748)	$—	$(671)	$(5,199)
Foreign exchange contracts	—	—	—	(286)	—	(286)
Equity contracts	—	—	—	—	—	—
Credit contracts	—	—	—	—	191	191
Total	$(399)	$(381)	$(3,748)	$(286)	$(480)	$(5,294)
Long Duration Fund
Interest rate contracts	$—	$—	$510	$—	$(949)	$(439)
Credit contracts	—	—	—	—	629	629
Total	$—	$—	$510	$—	$(320)	$190
Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$—	$—	$478	$478
Foreign exchange contracts	174	—	—	782	(65)	891
Equity contracts	—	—	(226)	—	544	318
Total	$174	$—	$(226)	$782	$957	$1,687
Dynamic Asset Allocation Fund
Foreign exchange contracts	$—	$—	$—	$1,398	$—	$1,398
Equity contracts	—	(2,569)	—	—	—	(2,569)
Total	$—	$(2,569)	$—	$1,398	$—	$(1,171)
Multi-Asset Real Return Fund
Interest rate contracts	$—	$—	$(278)	$—	$(136)	$(414)
Foreign exchange contracts	—	—	—	(1,313)	—	(1,313)
Credit contracts	—	—	—	—	3	3
Equity contracts	—	67	(789)	—	(632)	(1,354)
Commodity contracts	—	—	(1,673)	—	—	(1,673)
Total	$—	$67	$(2,740)	$(1,313)	$(765)	$(4,751)

SEI Institutional Investments Trust / Annual Report / May 31, 2014	303

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

May 31, 2014

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of May 31, 2014 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
	Market value	Variation Margin Asset			Market value	Variation Margin Liability
Fund	Purchased Options/ Swaptions	Futures	Swap Agreements	Total	Written Options/ Swaptions	Futures	Swap Agreements	Total
Large Cap Fund	$—	$40	$—	$40	$—	$24	$—	$24
Large Cap Diversified Alpha Fund	—	10	—	10	—	—	—	—
Large Cap Disciplined Equity Fund	—	138	—	138	—	—	—	—
Large Cap Index Fund	—	61	—	61	—	23	—	23
S&P 500 Index Fund	—	26	—	26	—	—	—	—
Extended Market Index Fund	—	—	—	—	—	37	—	37
Small Cap Fund	—	—	—	—	—	189	—	189
Small Cap II Fund	—	—	—	—	—	51	—	51
Small/Mid Cap Equity Fund	—	—	—	—	—	74	—	74
U.S. Managed Volatility Fund	—	53	—	53	—	—	—	—
World Equity Ex-US Fund	—	55	—	55	—	247	—	247
Screened World Equity Ex-US Fund	—	1	—	1	—	5	—	5
Opportunistic Income Fund	—	79	—	79	—	—	—	—
Core Fixed Income Fund	2,373	516	22	2,911	1,623	327	49	1,999
High Yield Bond Fund	—	—	—	—	—	18	—	18
Long Duration Fund	—	107	—	107	—	240	—	240
Long Duration Corporate Bond Fund	—	110	—	110	—	200	—	200
Ultra Short Duration Bond Fund	—	10	—	10	—	—	—	—
Emerging Markets Debt Fund	—	36	—	36	—	28	—	28
Real Return Fund	—	—	—	—	—	—	—	—
Dynamic Asset Allocation Fund	541	—	—	541	—	—	—	—
Multi-Asset Real Return Fund	—	29	24	53	—	1,034	23	1,057
Total Exchange-Traded or Centrally Cleared	$2,914	$1,271	$46	$4,231	$1,623	$2,497	$72	$4,192

304	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Securities with an aggregate marked value of $72,755,626 have been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of May 31, 2014.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of May 31, 2014 ($ Thousands):

	Financial Derivative Assets				Finanical Derivative Liabilities
Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures(1)
World Equity Ex-US Fund	$224	$—	$—	$224	$645	$—	$—	$—	$645	$(421)	$—	$(421)
Core Fixed Income Fund	1,202	—	1,880	3,082	63	—	842	—	905	2,177	(247)	1,930
Emerging Markets Debt Fund	8,631	—	1,125	9,756	6,071	—	960	—	7,031	2,725	—	2,725
High Yield Bond Fund	—	—	—	—	—	—	409	—	409	(409)	—	(409)
Long Duration Fund	—	—	585	585	—	—	245	—	245	340	(48)	292
Dynamic Asset Allocation Fund	8,395	—	—	8,395	44	—	—	—	44	8,351	—	8,351
Multi-Asset Real Return Fund	95	—	90	185	99	—	8	97,202	97,309	(97,124)	97,202 (2)	78
Total Over the Counter	$18,547	$—	$3,680	$22,227	$6,922	$—	$2,464	$97,202	$106,588

(1)	Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.
(2)	Excess collateral received is not shown for financial reporting purposes.

Securities with an aggregate market value of $0 have been pledged and $0 have been received as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of May 31, 2014.

Written options transactions entered into during the year ended May 31, 2014, are summarized as follows:

Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	7,020,776	$304
Written	15,985,931	2,353
Expired	(15,982,108)	(804)
Closing buys	(3,450)	(1,143)
Balance at end of period	7,021,149	$710

Multi-Asset Real Return Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	45	$34
Closing buys	(45)	(34)
Balance at end of period	—	$—

As of May 31, 2014, the Funds had cash and/or securities at least equal to the value of written options.

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION AND MULTI-ASSET REAL RETURN FUNDS

The Consolidated Summary Schedule of Investments, Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation and Multi-Asset Real Return Funds include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of May 31 for financial statement consolidation purposes and a nonconforming tax year end of April 30.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiaries taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest up to 25% of their total assets in their respective Subsidiary.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	305

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

May 31, 2014

A summary of the Funds’ investments in the Subsidiaries are as follows:

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT MAY 31, 2014 ($ THOUSANDS)	% OF TOTAL NET ASSETS AT MAY 31, 2014
Dynamic Asset Allocation Commodity Strategy Subsidiary, Ltd.	January 28, 2014	$6,440	0.4%
Multi-Asset Real Return Commodity Strategy Subsidiary, Ltd.	June 27, 2013	127,714	17.8

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides certain administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the year ended May 31, 2014, the Administrator has voluntarily agreed to waive all of its fee. The Funds’ Administrator may discontinue all or part of these voluntary waiver at any time.

SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC plans to voluntarily waive a portion of its fees in order to keep investment advisory fees at a specified level. The Funds’ Adviser may discontinue all or part of these voluntary waivers at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations
Large Cap Fund	0.40%	0.26%
Large Cap Diversified Alpha Fund	0.40	0.31
Large Cap Disciplined Equity Fund	0.40	0.18
Large Cap Index Fund	0.17	0.06
S&P 500 Index Fund	0.03	—
Extended Market Index Fund	0.12	0.06
Small Cap Fund	0.65	0.54
Small Cap II Fund	0.65	0.59
Small/Mid Cap Equity Fund	0.65	0.50
U.S. Managed Volatility Fund	0.65	0.35
World Equity Ex-US Fund	0.55	0.45
Screened World Equity Ex-US Fund	0.65	0.80
Opportunistic Income Fund	0.45	0.41
Core Fixed Income Fund	0.30	0.14
High Yield Bond Fund	0.4875	0.35
Long Duration Fund	0.30	0.20
Long Duration Corporate Bond Fund	0.30	0.20
Ultra Short Duration Bond Fund	0.15	0.18
Emerging Markets Debt Fund	0.85	0.55
Real Return Fund	0.22	0.20
Dynamic Asset Allocation Fund	0.60	0.50
Multi-Asset Real Return Fund	0.55	0.40

As of May 31, 2014, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Large Cap Fund
AJO, L.P.
AQR Capital Management, LLC
Brown Advisory LLC
Jackson Square Partners, LLC
LSV Asset Management
Waddell & Reed Investment Management Company
Large Cap Diversified Alpha Fund
AJO, L.P.
Brandywine Global Investment Management, LLC
Jackson Square Partners, LLC
Parametric Portfolio Associates LLC
Large Cap Disciplined Equity Fund
Analytic Investors, LLC
INTECH Investment Management, LLC
Lazard Asset Management LLC
Oppenheimer Funds, Inc.
Quantitative Management Associates, LLC
Large Cap Index Fund
SSgA Funds Management, Inc.
S&P 500 Index Fund
SSgA Funds Management, Inc.
Extended Market Index Fund
SSgA Funds Management, Inc.
Small Cap Fund
AllianceBernstein L.P.
AQR Capital Management, LLC
Artisan Partners Limited Partnership
Janus Capital Management, Inc.
J.P. Morgan Investment Management
Lee Munder Capital Group, LLC
LSV Asset Management
Montibus Capital Management, LLC
Robeco Investment Management, Inc.
Security Capital Research & Management Incorporated
William Blair & Company, LLC
Small Cap II Fund
AllianceBernstein L.P.
AQR Capital Management, LLC
Fiduciary Management Associates, LLC
Lee Munder Capital Group, LLC
Montibus Capital Management, LLC
Small/Mid Cap Equity Fund
AllianceBernstein L.P.
Integrity Asset Management, LLC
Janus Capital Management, Inc.
Lee Munder Capital Group, LLC
LSV Asset Management
Montibus Capital Management, LLC
Robeco Investment Management, Inc.
Security Capital Research & Management Incorporated
Wellington Management Company, LLP
William Blair & Company, LLC

306	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Investment Sub-Adviser
U.S. Managed Volatility Fund
AJO, L.P.
Analytic Investors, LLC
LSV Asset Management
World Equity Ex-US Fund
Acadian Asset Management LLC
Bailie Gifford Overseas, Ltd
EARNEST Partners, LLC
JO Hambro Capital Management Limited
McKinley Capital Management, LLC
NFJ Investment Group LLC
Thornburg Investment Management Inc
Screened World Equity Ex-US Fund
Acadian Asset Management LLC
EARNEST Partners, LLC
McKinley Capital Management, LLC
Thornburg Investment Management Inc
Opportunistic Income Fund
Ares Management, LLC
Brookfield Investment Management Inc.
Declaration Management & Research, LLC
Wellington Management Company, LLP
Core Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management, LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management, LLC
Benefit Street Partners, LLC
Brigade Capital Management, LLC
Delaware Investments Fund Advisers
J.P. Morgan Investment Management, Inc.
Long Duration Fund
Income Research & Management
Jennison Associates LLC
Legal & General Investment Management America, Inc.
Metropolitan West Asset Management LLC
Long Duration Corporate Bond Fund
Income Research & Management
Jennison Associates LLC
Legal & General Investment Management America, Inc.
Logan Circle Partners, L.P.
Metropolitan West Asset Management LLC
Ultra Short Duration Bond Fund
Logan Circle Partners, L.P.
Wellington Management Company, LLP
Emerging Markets Debt Fund
Investec Asset Management Ltd.
Neuberger Berman Fixed Income, LLC
Stone Harbor Investment Partners, L.P.
Dynamic Asset Allocation Fund
SSgA Funds Management, Inc.

Investment Sub-Adviser
Multi-Asset Real Return Fund
AllianceBernstein L.P.
QS Investors, LLC

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended May 31, 2014, were as follows ($ Thousands):

Large Cap Fund	$82
Large Cap Diversified Alpha Fund	15
Large Cap Disciplined Equity Fund	23
Large Cap Index Fund	8
S&P 500 Index Fund	1
Small Cap Fund	11
Small Cap II Fund	1
Small/Mid Cap Equity Fund	19
World Equity Ex-US Fund	232

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Distributor, the Adviser and/or the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Distributor or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity and U.S. Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended May 31, 2014, were as follows ($ Thousands):

Large Cap Fund	$445
Small Cap Fund	279
Small/Mid Cap Equity Fund	1,127
U.S. Managed Volatility Fund	1,272

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party

SEI Institutional Investments Trust / Annual Report / May 31, 2014	307

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

May 31, 2014

expenses, can be found on the Statements of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the year ended May 31, 2014, can be found on the Financial Highlights.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust (“SDIT”) Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

The following is summary of the transactions with affiliates for the year ended May 31, 2014 ($ Thousands):

SEI LIBOR Plus Portfolio	Purchases at Cost	Proceeds from Sales	Value 5/31/2014	Dividend Income
Large Cap Disciplined Equity Fund	$—	$(8,660)	$—	$—
Opportunistic Income Fund	117,770	(732,553)	—	—
SEI Liquidity Fund
Large Cap Fund	438,282	(448,863)	76,117	135
Large Cap Disciplined Equity Fund	1,143,014	(1,193,680)	160,098	681
Large Cap Index Fund	532,307	(562,877)	94,496	208
S&P 500 Index Fund	34,549	(21,137)	13,412	2
Extended Market Index Fund	129,939	(90,180)	53,160	263
Small Cap Fund	170,102	(244,426)	98,954	752
Small Cap II Fund	60,350	(80,420)	21,060	132
Small/Mid Cap Equity Fund	490,534	(711,149)	246,662	1,269
World Equity Ex-US Fund	2,260,137	(2,212,650)	618,024	4,109
Core Fixed Income Fund	2,364,345	(2,143,259)	406,901	204
Emerging Markets Debt Fund	52,279	(51,820)	5,623	24
SDIT Prime Obligation Fund
Large Cap Fund	979,447	(980,169)	28,268	9
Large Cap Diversified Alpha Fund	247,736	259,591	4,984	—
Large Cap Disciplined Equity Fund	1,897,013	(1,929,193)	115,685	16
Large Cap Index Fund	398,202	(416,493)	29,960	3
S&P 500 Index Fund	126,216	118,016	8,200	1
Extended Market Index Fund	253,650	(248,423)	8,827	1
Small Cap Fund	346,468	(357,016)	16,638	3
Small Cap II Fund	261,137	(260,301)	10,955	52
Small/Mid Cap Equity Fund	935,280	(953,888)	70,040	7
U.S. Managed Volatility Fund	355,256	(355,911)	41,521	3
World Equity Ex-US Fund	994,693	(907,174)	112,827	14

SDIT Prime Obligation Fund	Purchases at Cost	Proceeds from Sales	Value 5/31/2014	Dividend Income
Screened World Equity Ex-US Fund	$15,015	$(15,627)	$1,978	$—
Opportunistic Income Fund	1,021,854	(1,050,358)	39,918	11
Core Fixed Income Fund	4,126,961	(4,075,439)	347,336	—
High Yield Bond Fund	978,676	(966,338)	69,796	7
Long Duration Fund	1,828,831	(1,874,193)	21,523	4
Long Duration Corporate Bond Fund	1,134,870	(1,131,163)	34,009	3
Ultra Short Duration Bond Fund	282,546	(280,371)	2,823	1

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the year ended May 31, 2014, the Trust borrowed funds from SEI Liquid Asset Trust Prime Obligation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

Account Name	Date	Amount Borrowed	Interest Paid	Rate
Large Cap Disciplined Equity Fund	11/29/2013	$54,410	1	0.30%
Large Cap Disciplined Equity Fund	03/03/2014	14,250	—	0.24
Small Cap II Fund	07/02/2013	7,500	—	0.35
Small Cap II Fund	10/01/2013	7,700	—	0.32
Small Cap II Fund	06/03/2013	9,500	—	0.36
U.S. Managed Volatility Fund	07/10/2013	12,500	—	0.32
U.S. Managed Volatility Fund	07/08/2013	5,045	—	0.22

At May 31, 2014, the Trust had no outstanding borrowings.

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

	Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund
	2014	2013	2014	2013	2014	2013	2014	2013
Class A:
Shares Issued	32,418	22,903	1,926	4,485	33,938	86,025	2,690	8,907
Shares Issued In Lieu of Dividends and Distributions	10,227	4,520	222	533	25,395	11,879	458	438
Shares Redeemed	(31,819)	(40,735)	(18,989)	(12,403)	(162,350)	(196,296)	(7,260)	(4,657)
Increase (Decrease) in Net Assets Derived from Class A Transactions	10,826	(13,312)	(16,841)	(7,385)	(103,017)	(98,392)	(4,112)	4,688

308	SEI Institutional Investments Trust / Annual Report / May 31, 2014

	S&P 500 Index Fund(2)	Extended Market Index Fund(3)		Small Cap Fund		Small Cap II Fund
	2014	2014	2013	2014	2013	2014	2013
Class A:
Shares Issued	83,355	29,988	16,710	3,374	9,157	11,230	23,779
Shares Issued In Lieu of Dividends and Distributions	243	549	8	305	670	2,046	194
Shares Redeemed	(5,245)	(6,395)	(558)	(15,632)	(21,852)	(11,200)	(12,307)
Increase (Decrease) in Net Assets Derived from Class A Transactions	78,353	24,142	16,160	(11,953)	(12,025)	2,076	11,666

	Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund		World Equity Ex-US Fund
	2014	2013	2014	2013	2014	2013
Class A:
Shares Issued	14,441	32,351	15,975	41,088	123,974	180,161
Shares Issued In Lieu of Dividends and Distributions	22,382	3,021	8,729	3,132	11,661	10,891
Shares Redeemed	(56,669)	(58,681)	(25,465)	(22,975)	(151,258)	(153,346)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(19,846)	(23,309)	(761)	21,245	(15,623)	37,706

	Screened World Equity Ex-US Fund		Opportunistic Income Fund		Core Fixed Income Fund
	2014	2013	2014	2013	2014	2013
Class A:
Shares Issued	1,770	1,414	132,830	97,023	183,435 (1)	275,230 (1)
Shares Issued In Lieu of Dividends and Distributions	90	100	3,757	1,042	18,787	27,671
Shares Redeemed	(1,120)	(1,242)	(31,325)	(4,947)	(256,784)	(353,884)
Increase (Decrease) in Net Assets Derived from Class A Transactions	740	272	105,262	93,118	(54,562)	(50,983)

	High Yield Bond Fund		Long Duration Fund			Long Duration Corporate Bond Fund(4)				Ultra Short Duration Bond Fund
	2014	2013	2014	2013		2014		2013		2014	2013
Class A:
Shares Issued	42,553	63,543	155,849	121,715	(1)	86,243	(1)	231,742	(1)	43,329	56,399	(1)
Shares Issued In Lieu of Dividends and Distributions	16,744	14,315	19,446	41,405		12,811		8,201		575	395
Shares Redeemed	(56,812)	(67,810)	(101,757)	(353,166	)(1)	(32,461)		(30,100)		(24,460)	(34,705)
Increase (Decrease) in Net Assets Derived from Class A Transactions	2,485	10,048	73,538	(190,046)		66,593		209,843		19,444	22,089

	Emerging Markets Debt Fund		Real Return Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
	2014	2013	2014	2013	2014	2013	2014	2013
Class A:
Shares Issued	51,153	37,986	7,016	4,262	35,745	42,834	52,354	21,473
Shares Issued In Lieu of Dividends and Distributions	5,793	12,136	284	918	1,766	4,747	—	112
Shares Redeemed	(34,622)	(22,375)	(11,700)	(7,038)	(18,988)	(8,540)	(8,423)	(3,645)
Increase (Decrease) in Net Assets Derived from Class A Transactions	22,324	27,747	(4,400)	(1,858)	18,523	39,041	43,931	17,940

(1)	Includes subscriptions/redemptions as a result of an in-kind transfer of securities (see Note 11).
(2)	Fund commenced operations on December 18, 2013.
(3)	Fund commenced operations on February 28, 2013.
(4)	Fund commenced operations on June 29, 2012.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	309

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

May 31, 2014

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the year ended May 31, 2014, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$1,232,820	$1,232,820
Sales	—	1,198,713	1,198,713
Large Cap Diversified Alpha Fund
Purchases	—	268,326	268,326
Sales	—	475,176	475,176
Large Cap Disciplined Equity Fund
Purchases	—	5,204,002	5,204,002
Sales	—	6,771,136	6,771,136
Large Cap Index Fund
Purchases	—	203,562	203,562
Sales	—	830,635	830,635
S&P 500 Index Fund
Purchases	—	802,688	802,688
Sales	—	16,347	16,347
Extended Market Index Fund
Purchases	—	348,514	348,514
Sales	—	60,178	60,178
Small Cap Fund
Purchases	—	458,638	458,638
Sales	—	669,059	669,059
Small Cap II Fund
Purchases	—	233,224	233,224
Sales	—	244,937	244,937
Small/Mid Cap Fund
Purchases	—	1,012,884	1,012,884
Sales	—	1,672,448	1,672,448
U.S. Managed Volatility Fund
Purchases	—	804,993	804,993
Sales	—	875,313	875,313
World Equity Ex-US Fund
Purchases	—	2,855,074	2,855,074
Sales	—	3,047,039	3,047,039
Screened World Equity Ex-US Fund
Purchases	—	35,353	35,353
Sales	—	28,791	28,791
Opportunistic Income Fund
Purchases	261,985	1,006,587	1,268,572
Sales	97,700	905,221	1,002,921
Core Fixed Income Fund
Purchases	17,560,695	1,644,641	19,205,336
Sales	17,828,722	1,850,448	19,679,170
High Yield Bond Fund
Purchases	—	1,078,036	1,078,036
Sales	—	1,095,088	1,095,088
Long Duration Fund
Purchases	2,705,500	1,511,600	4,217,100
Sales	2,747,857	891,700	3,639,557
Long Duration Corporate Bond Fund
Purchases	1,355,427	1,940,796	3,296,223
Sales	1,320,098	1,382,715	2,702,813
Ultra Short Duration Bond Fund
Purchases	255,775	295,568	551,343
Sales	242,984	203,118	446,102
Emerging Markets Debt Fund
Purchases	—	1,609,001	1,609,001
Sales	—	1,301,993	1,301,993

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Real Return Fund
Purchases	$112,406	$—	$112,406
Sales	156,528	—	156,528
Dynamic Asset Allocation Fund
Purchases	—	347,685	347,685
Sales	—	151,364	151,364
Multi-Asset Real Return Fund
Purchases	473,175	554,396	1,027,571
Sales	266,326	423,890	690,216

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling request is pending with the IRS, the Dynamic Asset Allocation and Multi-Asset Real Return Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income.” If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Funds from controlled foreign corporations such as the Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect such Funds.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are

310	SEI Institutional Investments Trust / Annual Report / May 31, 2014

permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, defaulted bond basis adjustments, reclassification of long term capital gain distributions on Real Estate Investment Trust securities, reclassification of income and expense from swap transactions, basis adjustments for investments in partnerships, and gains and losses on passive foreign investment companies and certain foreign currency related transactions and non taxable in kind redepemption, have been reclassified to/from the following accounts as of May 31, 2014:

	Undistributed Net Investment Income (Loss) ($ Thousands)	Accumulated Realized Gain (Loss) ($ Thousands)	Paid-in Capital ($ Thousands)
Large Cap Fund	$64	$(64)	$—
Large Cap Diversified Alpha Fund	(29)	29	—
Large Cap Disciplined Equity Fund	(51)	(228)	279
Large Cap Index Fund	233	(233)	—
S&P 500 Index Fund	25	(25)	—
Extended Market Index Fund	146	(146)	—
Small Cap Fund	748	(748)	—
Small Cap II Fund	140	(140)	—
Small/Mid Cap Equity Fund	1,264	(1,264)	—
U.S. Managed Volatility Fund	14	(14)	—
World Equity Ex-US Fund	4,841	(4,841)	—
Screened World Equity Ex-US Fund	113	(113)	—
Opportunistic Income Fund	2,180	(1,948)	(232)
Core Fixed Income Fund	7,195	(7,195)	—
High Yield Bond Fund	8,328	(7,307)	(1,021)
Long Duration Fund	(560)	560	—
Long Duration Corporate Bond Fund	96	(96)	—
Ultra Short Duration Fund	790	(790)	—
Emerging Markets Debt Fund	(41,024)	41,024	—
Real Return Fund	(1)	1	—
Dynamic Asset Allocation Fund	(26,806)	26,807	(1)
Multi-Asset Real Return Fund	(11,129)	11,380	(251)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the last two years or periods ended May 31, 2014 were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2014	$69,042	$155,872	$—	$224,914
	2013	41,342	42,893	—	84,235
Large Cap Diversified Alpha Fund	2014	2,968	—	—	2,968
	2013	5,999	—	—	5,999
Large Cap Disciplined Equity Fund	2014	70,879	284,707	—	355,586
	2013	140,201	—	—	140,201
Large Cap Index Fund	2014	45,418	24,543	—	69,961
	2013	38,842	16,181	—	55,023
S&P 500 Index Fund	2014	2,597	—	—	2,597
Extended Market Index Fund	2014	6,348	302	—	6,650
	2013	84	—	—	84
Small Cap Fund	2014	6,428	—	—	6,428
	2013	10,108	—	—	10,108
Small Cap II Fund	2014	15,170	11,533	—	26,703
	2013	1,541	570	—	2,111
Small/Mid Cap Equity Fund	2014	118,792	215,732	—	334,524
	2013	25,590	15,141	—	40,731
U.S. Managed Volatility Fund	2014	56,144	63,960	—	120,104
	2013	31,318	8,220	—	39,538
World Equity Ex-US Fund	2014	149,128	—	—	149,128
	2013	119,081	—	—	119,081
Screened World Equity Ex-US Fund	2014	1,227	—	—	1,227
	2013	1,070	—	—	1,070
Opportunistic Income Fund	2014	31,408	—	—	31,408
	2013	8,743	—	—	8,743
Core Fixed Income Fund	2014	200,834	—	—	200,834
	2013	305,867	—	—	305,867
High Yield Bond Fund	2014	149,192	20,664	—	169,856
	2013	144,390	—	—	144,390

SEI Institutional Investments Trust / Annual Report / May 31, 2014	311

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

May 31, 2014

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Long Duration Fund	2014	$150,263	$17,995	$—	$168,258
	2013	351,417	45,605	—	397,022
Long Duration Corporate Bond Fund	2014	122,688	—	—	122,688
	2013	84,703	—	—	84,703
Ultra Short Duration Fund	2014	5,851	—	—	5,851
	2013	4,073	—	—	4,073
Emerging Markets Debt Fund	2014	54,928	6,233	—	61,161
	2013	106,579	40,153	—	146,732
Real Return Fund	2014	2,905	—	—	2,905
	2013	10,492	—	—	10,492
Dynamic Asset Allocation Fund	2014	24,183	—	—	24,183
	2013	36,290	17,525	—	53,815
Multi-Asset Real Return Fund	2014	—	—	—	—
	2013	888	82	194	1,164

As of May 31, 2014, the components of distributable earnings/(accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$26,469	$123,383	$—	$—	$597,833	$(89)	$747,596
Large Cap Diversified Alpha Fund	106	—	(1,702)	—	19,877	(233)	18,048
Large Cap Disciplined Equity Fund	10,271	373,825	—	—	685,560	(2,687)	1,066,969
Large Cap Index Fund	10,939	78,982	—	—	753,633	(1,535)	842,019
S&P 500 Index Fund	3,531	651	—	—	36,937	(647)	40,472
Extended Market Index Fund	7,395	1,134	—	—	46,124	44	54,697
Small Cap Fund	690	—	(3,975)	—	83,527	247	80,489
Small Cap II Fund	3,894	12,419	—	—	34,138	(48)	50,403
Small/Mid Cap Equity Fund	33,568	121,592	—	—	431,492	(256)	586,396
U.S. Managed Volatility Fund	34,123	58,665	—	—	227,275	(1,035)	319,028
World Equity Ex-US Fund	75,852	—	(44,151)	—	991,950	(677)	1,022,974
Screened World Equity Ex-US Fund	793	—	(12,740)	—	9,313	(71)	(2,705)
Opportunistic Income Fund	18,038	—	(50,336)	(1,708)	15,141	(87)	(18,952)
Core Fixed Income Fund	15,570	—	(9,478)	—	178,006	(46,601)	137,497
High Yield Bond Fund	30,586	29,111	—	—	59,959	(10,885)	108,771
Long Duration Fund	12,691	—	—	(14,157)	229,156	(14,412)	213,278
Long Duration Corporate Bond Fund	10,230	—	(21,930)	(5,930)	103,434	(10,294)	75,510
Ultra Short Duration Fund	652	—	(809)	(218)	2,143	(665)	1,103
Emerging Markets Debt Fund	22,214	—	(6,306)	(17,116)	19,795	(29,133)	(10,546)
Real Return Fund	1,249	—	(336)	(675)	956	(1,081)	113
Dynamic Asset Allocation Fund	1,434	—	(353)	(15,948)	344,733	(7,752)	322,114
Multi-Asset Real Return Fund	5,750	—	(7,388)	(1,520)	8,666	(1,528)	3,980

Post-October losses represent losses realized on investment transactions from November 1, 2013 through May 31, 2014 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net capital gains as follows:

	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2019 ($ Thousands)	Total Capital Loss Carryforwards May 31, 2014 ($ Thousands)
Large Cap Diversified Alpha Fund	$—	$1,702	$—	$1,702
Small Cap Fund	—	3,975	—	3,975
World Equity Ex-US Fund	—	44,151	—	44,151
Screened World Equity Ex-US Fund	—	12,740	—	12,740
Opportunistic Income Fund	7,753	23,512	19,071	50,336

312	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Core Fixed Income Fund	$4,159	$5,319	$9,478
Long Duration Corporate Bond Fund	3,359	18,571	21,930
Ultra Short Duration Bond Fund	465	344	809
Emerging Markets Debt Fund	6,306	—	6,306
Real Return Fund	—	336	336
Dynamic Asset Allocation Fund	—	353	353
Multi-Asset Real Return Fund	1,047	6,341	7,388

*	This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended May 31, 2014, the following Funds utilized capital loss carryforwards to offset capital gains:

Amount Utilized ($ Thousands)
Large Cap Diversified Alpha Fund	$76,624
Large Cap Disciplined Equity Fund	603,051
Small Cap Fund	126,540
World Equity Ex-US Fund	434,812
Screened World Equity Ex-US Fund	2,568
Opportunistic Income Fund	206

For Federal income tax purposes, the cost of securities owned at May 31, 2014, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at May 31, 2014, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,764,931	$628,653	$(30,909)	$597,744
Large Cap Diversified Alpha Fund	118,830	21,398	(1,753)	19,645
Large Cap Disciplined Equity Fund	4,080,497	731,893	(49,020)	682,873
Large Cap Index Fund	1,244,351	779,215	(27,117)	752,098
S&P 500 Index Fund	809,155	45,973	(9,683)	36,290
Extended Market Index Fund	520,642	62,723	(16,556)	46,167
Small Cap Fund	697,563	113,855	(30,081)	83,774
Small Cap II Fund	240,448	41,649	(7,559)	34,090
Small/Mid Cap Equity Fund	1,648,445	474,260	(43,022)	431,238

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. Managed Volatility Fund	$1,009,675	$237,450	$(11,213)	$226,237
World Equity Ex-US Fund	6,413,973	1,204,637	(212,720)	991,917
Screened World Equity Ex-US Fund	66,779	11,561	(2,319)	9,242
Opportunistic Income Fund	1,851,775	19,333	(4,272)	15,061
Core Fixed Income Fund	6,906,354	237,114	(59,240)	177,874
High Yield Bond Fund	2,120,669	93,721	(33,354)	60,367
Long Duration Fund	3,717,998	293,142	(22,251)	270,891
Long Duration Corporate Bond Fund	2,696,697	131,312	(27,920)	103,392
Ultra Short Duration Fund	710,216	3,066	(930)	2,136
Emerging Markets Debt Fund	1,562,195	64,163	(47,008)	17,155
Real Return Fund	205,959	1,443	(487)	956
Dynamic Asset Allocation Fund	1,200,186	345,937	(7,984)	337,953
Multi-Asset Real Return Fund	787,487	17,196	(2,291)	14,905

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of May 31, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Corporate Bond, Ultra Short Duration Bond and Multi-Asset Real Return Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The World Equity Ex-US, Screened World Equity Ex-US and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve

SEI Institutional Investments Trust / Annual Report / May 31, 2014	313

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

May 31, 2014

certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — To the extent a Fund takes positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention

(or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Leverage Risk — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds’ share price and make the Funds’ returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

11. IN-KIND TRANSFERS OF SECURITIES

During the year ended May 31, 2014, the Core Fixed Income and Long Duration Corporate Bond Funds issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued (Thousands)	Value ($Thousands)	Gain (Loss) ($Thousands)
Core Fixed Income Fund
8/30/2013	2,827	$28,973	$—
Long Duration Corporate Bond Fund
1/9/2014	9,745	91,703	—
2/19/2014	1,369	13,171	—

During the year ended May 31, 2013, the Core Fixed Income, Long Duration, Long Duration Corporate Bond, and Ultra Short Duration Funds issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued (Redeemed) (Thousands)	Value ($ Thousands)	Gain ($ Thousands)
Core Fixed Income Fund
7/31/2012	18,108	$195,406	$—
9/28/2012	7,720	83,603	—
Long Duration Fund
6/29/2012	(155,797)	1,495,648	115,402
7/31/2012	7,281	72,886	—
2/28/2013	4,931	44,429	—
Long Duration Corporate Bond Fund
6/29/2012	149,565	1,495,648
9/28/2012	5,819	60,636	—
Ultra Short Duration Bond Fund
11/30/2012	2,511	25,206	—

314	SEI Institutional Investments Trust / Annual Report / May 31, 2014

12. SECURITIES LENDING

To the extent consistent with its Investment Objective and Strategies, a Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of May 31, 2014 ($ Thousands):

Fund	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Large Cap Fund	$74,093	$74,093	$—
Large Cap Disciplined Equity Fund	156,188	156,188	—
Large Cap Index Fund	92,078	92,078	—
S&P 500 Index Fund	13,232	13,232	—
Extended Market Index Fund	51,217	51,217	—
Small Cap Fund	95,315	95,315	—
Small Cap II Fund	20,267	20,267	—
Small/Mid Cap Equity Fund	238,367	238,367	—
World Equity Ex-US Fund	577,321	577,321	—
Core Fixed Income Fund	397,351	397,351	—
Emerging Markets Debt Fund	5,360	5,360	—

(1)	Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Summary Schedule of Investments or Schedule of Investments for the total collateral received.

13. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of May 31, 2014.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	315

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

SEI Institutional Investments Trust:

We have audited the accompanying statements of assets and liabilities of SEI Institutional Investments Trust (the Trust), comprised of the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, S&P 500 Index Fund, Extended Market Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Equity Fund, U.S. Managed Volatility Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund, Opportunistic Income Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Long Duration Corporate Bond Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund and Real Return Fund (twenty of the twenty-two funds comprising the Trust), including the schedules of investments and summary schedules of investments, as of May 31, 2014, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. We have also audited the accompanying consolidated statements of assets and liabilities of the Dynamic Asset Allocation Fund and the Multi-Asset Real Return Fund (two of the twenty-two funds comprising the Trust), including the consolidated summary schedule of investments and consolidated schedule of investments, as of May 31, 2014, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, the consolidated statement of cash flows for the year then ended for the Multi-Asset Real Return Fund, and the consolidated financial highlights for each of the years or periods in the four-year period then ended. These financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and consolidated financial statements and financial highlights and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with custodians and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Institutional Investments Trust as of May 31, 2014, the results of their operations, the changes in their net assets, their cash flows, and the financial highlights for each of the years or periods described in the first paragraph, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

July 30, 2014

316	SEI Institutional Investments Trust / Annual Report / May 31, 2014

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of May 31, 2014.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	99	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 73 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	99	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 71 yrs. old	Trustee	since 1996	Retired since January 2012. Self- Employed Consultant, Newfound Consultants Inc. since April 1997- December 2011.	99	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust and New Covenant Funds.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	317

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 56 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	99	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	99	Trustee/Director of Ariel Mutual Funds, and SEI Strucured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 72 yrs. old	Trustee	Since 2007	Private Investor since 1994.	99	Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	99	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	President and CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 52 yrs. old	Controller and Chief Financial Officer	since 2011	Director, Fund Accounting, SEI Investments Global Funds Services (March 2011, September 2002 to March 2005 and 1997- 2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009); Director, Portfolio Accounting, SEI Investments Global Funds Services (March 2005 to June 2006)	N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 51 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012. Chief Compliance Officer of SEI Insurance Products Trust since 2013.	N/A	N/A
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A

318	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 43 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 38 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.	N/A	N/A
Stephen G. MacRae One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Vice President	since 2012	Director of Global Investment Product Management, January 2004 to present.	N/A	N/A
Edward McCusker One Freedom Valley Drive Oaks, PA 19456 30 yrs. old	Anti-Money Laundering Compliance Officer and Privacy Officer	since 2013	Compliance Manager of SEI Investments Company, May 2011-April 2013. Project Manager and AML Operations Lead of SEI Private Trust Company, September 2010-May 2011. Private Banking Client Service Professional of SEI Private Banking and Trust, September 2008-September 2010.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust and New Covenant Funds.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	319

Disclosure of Fund Expenses (Unaudited)

May 31, 2014

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 12/1/2013	Ending Account Value 5/31/2014	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,063.60	0.18%	$0.93
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.03	0.18%	$0.91
Large Cap Diversified Alpha Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,071.90	0.22%	$1.14
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.83	0.22%	$1.11
Large Cap Disciplined Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,079.70	0.18%	$0.93
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.03	0.18%	$0.91
Large Cap Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,077.00	0.02%	$0.10
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.83	0.02%	$0.10

	Beginning Account Value 12/1/2013	Ending Account Value 5/31/2014	Annualized Expense Ratios	Expense Paid During Period*
S&P 500 Index Fund (Commenced 12/18/13)
Actual Fund Return
Class A Shares	$1,000.00	$1,072.70	0.04%	$0.19	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.73	0.04%	$0.18	*
Exented Market Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,046.50	0.06%	$0.31
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.63	0.06%	$0.30
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$999.10	0.47%	$2.34
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.59	0.47%	$2.37
Small Cap II Fund
Actual Fund Return
Class A Shares	$1,000.00	$997.80	0.45%	$2.24
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.69	0.45%	$2.27

320	SEI Institutional Investments Trust / Annual Report / May 31, 2014

	Beginning Account Value 12/1/2013	Ending Account Value 5/31/2014	Annualized Expense Ratios	Expense Paid During Period*
Small/Mid Cap Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,034.10	0.46%	$2.33
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.64	0.46%	$2.32
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,086.50	0.23%	$1.20
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.78	0.23%	$1.16
World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,042.60	0.34%	$1.73
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.24	0.34%	$1.72
Screened World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,033.70	0.42%	$2.13
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.84	0.42%	$2.12
Opportunistic Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,018.30	0.26%	$1.31
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.64	0.26%	$1.31
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,039.00	0.12%	$0.61
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.33	0.12%	$0.61
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,050.60	0.30%	$1.53
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.44	0.30%	$1.51
Long Duration Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,111.50	0.15%	$0.79
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.18	0.15%	$0.76
Long Duration Corporate Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,118.30	0.15%	$0.79
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.18	0.15%	$0.76
Ultra Short Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,007.00	0.12%	$0.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.33	0.12%	$0.61
Emerging Markets Debt Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,068.70	0.44%	$2.27
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.74	0.44%	$2.22
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,011.60	0.08%	$0.40
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.53	0.08%	$0.40

	Beginning Account Value 12/1/2013	Ending Account Value 5/31/2014	Annualized Expense Ratios	Expense Paid During Period*
Dynamic Asset Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,062.00	0.07%	$0.36
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.58	0.07%	$0.35
Multi-Asset Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,029.90	0.33%	$1.67
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.29	0.33%	$1.66

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 165/365 (to reflect the period since inception to period end).

SEI Institutional Investments Trust / Annual Report / May 31, 2014	321

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year that are dedicated to considering whether to approve new and terminate or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers compared with the fees each charge to comparable mutual funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds.

At the December 10-11, 2013 and the March 25-26, 2014 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and certain Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

322	SEI Institutional Investments Trust / Annual Report / May 31, 2014

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s and each Sub-Adviser’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board considered Fund performance in determining whether to approve new and terminate or renew existing Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	323

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

324	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Notice to Shareholders (Unaudited)

For shareholders who do not have a May 31, 2014, taxable year end, this notice is for informational purposes only. For shareholders with a May 31, 2014, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended May 31, 2014, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

	(A) Long Term Capital Gains Distributions (Tax Basis)	(B) Return of Capital (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	(D) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)
Large Cap Fund	69.30%	0.00%	30.70%	100.00%	49.36%
Large Cap Diversified Alpha Fund	0.00%	0.00%	100.00%	100.00%	100.00%
Large Cap Disciplined Equity Fund	80.07%	0.00%	19.93%	100.00%	99.48%
Large Cap Index Fund	35.08%	0.00%	64.92%	100.00%	75.07%
S&P 500 Index Fund	0.00%	0.00%	100.00%	100.00%	88.88%
Extended Market Index Fund	4.54%	0.00%	95.46%	100.00%	27.89%
Small Cap Fund	0.00%	0.00%	100.00%	100.00%	93.10%
Small Cap II Fund	43.19%	0.00%	56.81%	100.00%	16.55%
Small/Mid Cap Equity Fund	64.49%	0.00%	35.51%	100.00%	19.37%
U.S. Managed Volatility Fund	53.25%	0.00%	46.75%	100.00%	42.48%
World Equity Ex-US Fund (6)	0.00%	0.00%	100.00%	100.00%	0.00%
Screened World Equity Ex-US Fund (7)	0.00%	0.00%	100.00%	100.00%	0.00%
Opportunistic Income Fund	0.00%	0.00%	100.00%	100.00%	0.05%
Core Fixed Income Fund	0.00%	0.00%	100.00%	100.00%	0.00%
High Yield Bond Fund	12.11%	0.00%	87.89%	100.00%	0.00%
Long Duration Fund	10.88%	0.00%	89.12%	100.00%	0.00%
Long Duration Corporate Bond Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Ultra Short Duration Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Emerging Markets Debt Fund	10.19%	0.00%	89.81%	100.00%	0.00%
Real Return Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Dynamic Asset Allocation Fund	0.00%	0.00%	100.00%	100.00%	100.00%
Multi-Asset Real Return Fund	0.00%	0.00%	0.00%	0.00%	0.00%

	(E) Qualifying Dividend Income (15% Tax Rate for QDI) (2)	(F) U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
Large Cap Fund	49.10%	0.00%	0.00%	100.00%
Large Cap Diversified Alpha Fund	100.00%	0.02%	0.02%	0.00%
Large Cap Disciplined Equity Fund	97.15%	0.00%	0.02%	0.00%
Large Cap Index Fund	74.79%	0.00%	0.00%	100.00%
S&P 500 Index Fund	88.78%	0.00%	0.00%	0.00%
Extended Market Index Fund	26.20%	0.00%	0.00%	100.00%
Small Cap Fund	93.44%	0.01%	0.01%	0.00%
Small Cap II Fund	16.68%	0.00%	0.01%	100.00%
Small/Mid Cap Equity Fund	18.48%	0.00%	0.00%	100.00%
U.S. Managed Volatility Fund	43.59%	0.00%	0.00%	100.00%
World Equity Ex-US Fund (6)	83.92%	0.00%	0.04%	0.00%
Screened World Equity Ex-US Fund (7)	100.00%	0.00%	0.25%	0.00%
Opportunistic Income Fund	0.05%	0.28%	35.07%	0.00%
Core Fixed Income Fund	0.00%	11.70%	100.00%	100.00%
High Yield Bond Fund	0.00%	0.00%	88.75%	100.00%
Long Duration Fund	0.00%	22.59%	97.40%	0.00%
Long Duration Corporate Bond Fund	0.00%	1.65%	97.72%	100.00%
Ultra Short Duration Fund	0.00%	1.07%	95.63%	0.00%
Emerging Markets Debt Fund	0.00%	0.00%	0.00%	100.00%
Real Return Fund	0.00%	41.91%	58.29%	100.00%
Dynamic Asset Allocation Fund	100.00%	0.00%	0.02%	100.00%
Multi-Asset Real Return Fund	0.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” is reflected as a percentage of “Ordinary Income Distributions.” It is the intention of each of the aforementioned funds to designate the maximum amount permitted by the law. The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2014. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution for calendar year ended 2013. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors. The provision that allows RICs to pass through “Interest Related Dividend” expired after 12/31/13.

SEI Institutional Investments Trust / Annual Report / May 31, 2014	325

Notice to Shareholders (Unaudited) (Concluded)

(5)	The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution for calendar year ended 2013 that is exempted from U.S. withholding tax when paid to foreign investors. The provision that allows RICs to pass through “Short Term Capital Gain Dividend” expired after 12/31/13.

(6)	The Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2014, the total amount of foreign source income is $133,408,402. The total amount of foreign tax to be paid is $4,142,151. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

(7)	The Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2014, the total amount of foreign source income is $1,367,987. The total amount of foreign tax paid is $138,836. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

Items (A), (B) and (C) are based on the percentage of each Fund’s total distribution.

Items (D) and (E) are based on the percentage of ordinary income distributions of each Fund. Item (F) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

326	SEI Institutional Investments Trust / Annual Report / May 31, 2014

SEI INSTITUTIONAL INVESTMENTS TRUST ANNUAL REPORT MAY 31, 2014

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1.800.DIAL.SEI

(1.800.342.5734)

1 Freedom Valley Drive

Oaks, PA 19456

SEI-F-140 (5/14)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Messrs. Sullivan and Harris are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2014 and 2013 as follows:

		Fiscal Year 2014			Fiscal Year 2013
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$693,000	$0	N/A	$629,500	$0	N/A
(b)	Audit-Related Fees(3)	$0	$0	$0	$20,000	$0	$0
(c)	Tax Fees(4)	$0	$28,000	$0	$0	$8,000	$0
(d)	All Other Fees(2)	$0	$237,000	$0	$0	$236,000	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4 (g) for a description of the services comprising the fees disclosed under this category.

(3)	Audit-related fees include amounts related to attestation reporting over compliance with an exemptive order under the federal securities laws.
(4)	Tax fees include amounts related to tax compliance and consulting services for various service affiliates of the Registrant.

(e)(1) The Registrant’s Audit Committee has adopted an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $50,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal Year 2014	Fiscal Year 2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%

All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2014 and 2013 were $237,000 and $236,000, respectively. Non-audit fees consist of SSAE No.16 review of fund accounting and administration operations, attestation report in accordance with Rule 17Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax compliance and consulting services for various service affiliates of the registrant.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, S&P 500 Index Fund, Extended Market Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Equity Fund, U.S. Managed Volatility Fund, World Equity Ex-US Fund and Screened World Equity Ex-US Fund, and the Consolidated Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Dynamic Asset Allocation Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Opportunistic Income Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Long Duration Corporate Bond Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund and Real Return Fund, and the Consolidated Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Multi-Asset Real Return Fund are included as part of the report to shareholders filed under Item 1 of this form.

Schedule of Investments

Large Cap Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%

Consumer Discretionary — 12.3%
Abercrombie & Fitch, Cl A (A)	22,900	$870
Amazon.com *	16,300	5,094
Autoliv (A)	21,400	2,269
Best Buy	21,000	581
Big Lots *	17,400	739
CBS, Cl B	233,170	13,899
Charter Communications, Cl A *	35,780	5,122
Chipotle Mexican Grill, Cl A *	10,050	5,498
Comcast, Cl A (A)	196,740	10,270
Cooper Tire & Rubber	32,100	893
CST Brands	7,666	253
Delphi Automotive	127,890	8,832
Dillard’s, Cl A	52,083	5,872
DIRECTV *	129,300	10,659
Discovery Communications, Cl A *	81,223	6,251
Foot Locker	104,100	5,016
Ford Motor	545,200	8,963
Fossil Group *	44,486	4,660
GameStop, Cl A (A)	45,959	1,740
Gannett	73,400	2,040
Goodyear Tire & Rubber	29,500	778
Graham Holdings, Cl B	400	271
Hanesbrands	4,100	348
Harley-Davidson	184,235	13,125
Harman International Industries	34,740	3,649
Home Depot	95,560	7,667
International Game Technology	96,500	1,211
Kohl’s	53,800	2,929
L Brands	214,675	12,320
Las Vegas Sands	5,000	383
Lear	89,780	7,905
Liberty Interactive, Cl A *	576,375	16,790
Macy’s	104,130	6,236
Magna International, Cl A	52,900	5,413
Murphy USA *	8,625	439
NIKE, Cl B	115,000	8,845
priceline.com *	14,475	18,508
Sally Beauty Holdings *	211,525	5,419
Signet Jewelers	44,300	4,700
Starbucks	185,184	13,563
Target	36,700	2,083
Tesla Motors *, (A)	20,700	4,301
Time Warner Cable, Cl A	95,040	13,416
TripAdvisor *	25,220	2,451
TRW Automotive Holdings *	28,000	2,376
Twenty-First Century Fox	381,230	13,137
Viacom, Cl B	18,100	1,544
Whirlpool	42,400	6,086
Yum! Brands	89,540	6,922

		282,336

Consumer Staples — 8.0%
Altria Group	20,300	844
Anheuser-Busch InBev ADR	131,044	14,405
Archer-Daniels-Midland	169,800	7,631
Coca-Cola	54,800	2,242

Description	Shares	Market Value ($ Thousands)

Coca-Cola Enterprises	100,550	$4,589
Constellation Brands, Cl A *	7,800	656
Costco Wholesale	114,879	13,328
CVS Caremark	120,500	9,438
Dr. Pepper Snapple Group	54,200	3,127
Energizer Holdings	17,900	2,076
Estee Lauder, Cl A	125,509	9,616
Herbalife (A)	110,800	7,183
Hershey	3,600	350
Ingredion	36,500	2,780
Kimberly-Clark	29,800	3,348
Kroger	215,600	10,293
Lorillard (A)	88,300	5,490
Mead Johnson Nutrition, Cl A	208,509	18,655
Nu Skin Enterprises, Cl A	40,100	2,961
PepsiCo	22,000	1,943
Philip Morris International	157,540	13,948
Procter & Gamble	62,244	5,029
Safeway	37,300	1,281
SUPERVALU *	60,800	454
Tyson Foods, Cl A	311,650	13,233
Walgreen	295,291	21,234
Wal-Mart Stores	2,540	195
Whole Foods Market	220,156	8,419

		184,748

Energy — 10.6%
Apache	19,600	1,827
Baker Hughes	95,100	6,706
Cabot Oil & Gas	136,240	4,937
Chesapeake Energy	65,300	1,875
Chevron	175,935	21,603
Cimarex Energy	7,000	904
ConocoPhillips	118,900	9,505
Core Laboratories	55,067	8,802
EOG Resources	247,600	26,196
Exxon Mobil	336,172	33,795
FMC Technologies *	167,228	9,709
Halliburton	100,500	6,496
Helmerich & Payne	26,800	2,947
Hess	28,500	2,602
Marathon Oil	210,500	7,717
Marathon Petroleum	141,090	12,612
Murphy Oil	34,500	2,128
Noble	52,500	1,652
Noble Energy	192,870	13,900
Occidental Petroleum	23,400	2,333
Patterson-UTI Energy	62,000	2,052
Phillips 66	263,540	22,346
Schlumberger	110,444	11,491
SM Energy	74,800	5,671
Targa Resources	32,200	3,702
Tesoro	50,000	2,810
Valero Energy	193,200	10,829
Williams	173,900	8,166

		245,313

Financials — 16.3%
ACE	17,400	1,805
Aflac	29,700	1,819
Allied World Assurance Holdings	60,156	2,256
Allstate	175,700	10,236
American Capital Agency ‡	9,400	223

1	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

American Financial Group	97,626	$5,699
American International Group	495,860	26,811
American Tower, Cl A ‡	10,900	977
Ameriprise Financial	49,100	5,529
Annaly Capital Management ‡	71,700	845
Assurant	139,550	9,463
AvalonBay Communities ‡	3,100	440
Axis Capital Holdings	63,000	2,897
Bank of America	1,340,270	20,292
Bank of New York Mellon	79,300	2,741
BB&T	53,900	2,044
Berkshire Hathaway, Cl B *	25,658	3,293
Boston Properties ‡	2,900	350
Brandywine Realty Trust ‡	56,000	857
Capital One Financial	127,300	10,043
CBL & Associates Properties ‡	65,600	1,235
CBOE Holdings	56,400	2,858
Charles Schwab	397,052	10,010
Chubb	54,200	5,022
Citigroup	449,610	21,388
CME Group, Cl A	107,550	7,744
CNA Financial	21,600	868
Crown Castle International ‡	256,800	19,704
Discover Financial Services	206,047	12,183
East West Bancorp	3,400	114
Endurance Specialty Holdings	19,600	1,014
Equity Residential ‡	8,700	538
Everest Re Group	60,170	9,628
Fifth Third Bancorp	382,000	7,904
General Growth Properties ‡	14,500	345
Genworth Financial, Cl A *	332,200	5,644
Goldman Sachs Group	15,800	2,525
Hartford Financial Services Group	58,700	2,034
HCP ‡	8,000	334
Health Care ‡	6,900	436
Hospitality Properties Trust ‡	161,300	4,679
Host Hotels & Resorts ‡	14,300	316
Huntington Bancshares	214,300	1,986
IntercontinentalExchange Group	56,975	11,190
JPMorgan Chase	253,000	14,059
KeyCorp	821,800	11,250
Kimco Realty ‡	11,200	257
Lincoln National	101,700	4,878
McGraw-Hill	75,700	6,190
MetLife	39,700	2,022
Montpelier Re Holdings	49,200	1,547
Morgan Stanley	42,300	1,305
Navient	69,800	1,103
Northern Trust	9,200	556
PartnerRe	79,360	8,521
PNC Financial Services Group	76,400	6,515
Progressive	371,787	9,306
Prologis ‡	9,000	374
Protective Life	69,628	3,642
Prudential Financial	40,600	3,336
Public Storage ‡	2,700	465
Regions Financial	134,700	1,373
Reinsurance Group of America, Cl A	87,621	6,848
RenaissanceRe Holdings	13,320	1,388
Simon Property Group ‡	8,300	1,382

Description	Shares	Market Value ($ Thousands)

SLM	69,800	$601
State Street	31,400	2,049
Travelers	138,100	12,905
Unum Group	135,400	4,591
Validus Holdings	31,300	1,168
Ventas ‡	4,915	328
Vornado Realty Trust ‡	3,600	385
Waddell & Reed Financial, Cl A	71,070	4,291
Washington Prime Group *‡	4,150	82
Wells Fargo	474,271	24,083
Weyerhaeuser ‡	14,500	456

		375,575

Health Care — 13.0%
AbbVie	32,400	1,760
Aetna	58,800	4,560
Alexion Pharmaceuticals *	82,090	13,653
Allergan	127,575	21,364
AmerisourceBergen	63,300	4,632
Amgen	32,100	3,723
Baxter International	65,800	4,896
Biogen Idec *	60,600	19,354
Bristol-Myers Squibb	202,990	10,097
Cardinal Health	99,000	6,992
Celgene *	183,225	28,039
Cigna	97,500	8,754
Covance *	72,608	6,089
DaVita *	116,370	8,215
Eli Lilly	28,363	1,698
Express Scripts Holding *	265,528	18,977
Gilead Sciences *	161,869	13,146
HCA Holdings *	19,400	1,028
Humana	72,670	9,045
Intuitive Surgical *	22,995	8,502
Jazz Pharmaceuticals *	5,100	723
Johnson & Johnson	116,926	11,863
McKesson	57,100	10,828
Medtronic	50,600	3,088
Merck	45,500	2,633
Myriad Genetics *, (A)	17,300	574
Novo Nordisk ADR	254,700	10,769
Omnicare (A)	93,100	5,916
Perrigo	52,150	7,207
Pfizer	526,340	15,595
Questcor Pharmaceuticals (A)	3,180	287
Shire ADR	68,460	11,870
United Therapeutics *	68,700	6,577
UnitedHealth Group	7,800	621
WellPoint	132,500	14,358
Zimmer Holdings	20,000	2,087

		299,520

Industrials — 9.6%
AECOM Technology *	17,300	556
AGCO	44,200	2,385
Alaska Air Group	19,900	1,959
Alliant Techsystems	43,686	5,517
Avis Budget Group *	30,300	1,734
Boeing	2,300	311
Canadian Pacific Railway	118,880	19,915
Caterpillar	50,160	5,128
Cummins	73,450	11,233
Danaher	127,571	10,005

2	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Deere	52,700	$4,805
Delta Air Lines	96,180	3,839
Engility Holdings *	6,500	251
Exelis	278,830	4,763
Fastenal (A)	122,630	5,978
FedEx	14,400	2,076
Flowserve	130,220	9,602
Fluor	104,562	7,851
General Dynamics	17,600	2,079
General Electric	10,585	284
Huntington Ingalls Industries	52,830	5,274
ITT	12,500	546
Kansas City Southern	84,980	9,137
L-3 Communications Holdings, Cl 3	84,000	10,178
Lincoln Electric Holdings	3,900	256
Lockheed Martin	28,800	4,713
Nielsen Holdings	163,650	7,898
Norfolk Southern	20,500	2,065
Northrop Grumman	112,500	13,674
Oshkosh Truck	53,000	2,865
Pall	140,620	11,916
Parker Hannifin	37,260	4,666
Pentair	168,560	12,581
Raytheon	54,007	5,270
RR Donnelley & Sons	91,000	1,441
Southwest Airlines	243,183	6,432
Stericycle *	70,769	8,094
Timken	38,100	2,447
Towers Watson, Cl A	17,600	1,980
Trinity Industries	62,500	5,408
United Rentals *, (A)	45,300	4,578

		221,690

Information Technology — 21.4%
Accenture, Cl A	84,608	6,891
Activision Blizzard	38,600	802
Adobe Systems *	472,155	30,473
Alliance Data Systems *	19,790	5,067
Amdocs	134,870	6,490
Amphenol, Cl A	94,043	9,009
Ansys *	55,928	4,108
Apple	42,729	27,047
Applied Materials	813,280	16,420
Arrow Electronics *	43,370	2,503
Atmel *	71,600	600
Autodesk *	97,790	5,121
Avnet	44,600	1,943
Blackhawk Network Holdings, Cl B *	6,128	150
Broadridge Financial Solutions	7,900	324
Brocade Communications Systems	181,000	1,651
CA	76,200	2,186
Cisco Systems	286,400	7,051
Cognizant Technology Solutions, Cl A *	106,841	5,194
Computer Sciences	72,000	4,528
CoreLogic *	59,900	1,709
Corning	194,600	4,145
eBay *	279,025	14,155
Equinix *, (A)	63,150	12,551
Facebook, Cl A *	208,830	13,219

Description	Shares	Market Value ($ Thousands)

Fidelity National Information Services	40,100	$2,172
Flextronics International *	273,500	2,782
Genpact *	339,545	5,721
Google, Cl A *	27,515	15,729
Google, Cl C *	31,815	17,848
Harris	23,600	1,823
Hewlett-Packard	267,600	8,965
IAC	8,200	543
Ingram Micro, Cl A *	210,812	5,854
Intel (A)	217,000	5,928
Intuit	157,550	12,492
Leidos Holdings (A)	20,150	769
Lexmark International, Cl A (A)	3,600	157
Marvell Technology Group	275,700	4,293
Mastercard, Cl A	541,710	41,414
Micron Technology *	76,200	2,179
Micros Systems *	36,800	1,966
Microsoft	844,325	34,567
National Instruments	151,365	4,335
Oracle	115,100	4,836
Pandora Media *	116,900	2,868
Qualcomm	416,806	33,532
Salesforce.com *, (A)	143,891	7,573
SanDisk	16,400	1,585
Science Applications International (A)	11,514	446
Seagate Technology	41,100	2,208
Skyworks Solutions	91,600	3,967
TE Connectivity	29,200	1,736
Tech Data *	25,100	1,494
Teradata *, (A)	149,225	6,266
Texas Instruments	223,850	10,516
VeriFone Holdings *	118,075	3,874
Visa, Cl A	162,376	34,883
Vishay Intertechnology (A)	59,500	888
Western Digital	141,298	12,413
Xerox	318,100	3,929
Yahoo! *	115,800	4,012
Yelp, Cl A *, (A)	62,425	4,129

		494,029

Materials — 3.5%
CF Industries Holdings	25,800	6,277
Domtar	54,100	4,917
Dow Chemical	251,450	13,106
Eastman Chemical	24,000	2,118
Ecolab	85,072	9,289
Freeport-McMoRan Copper & Gold, Cl B	43,500	1,481
Huntsman	90,200	2,407
LyondellBasell Industries, Cl A	163,402	16,270
Owens-Illinois *	45,900	1,525
PPG Industries	41,871	8,442
Reliance Steel & Aluminum	5,300	382
Rock Tenn, Cl A	12,550	1,268
Steel Dynamics	55,200	953
Syngenta ADR	91,791	7,077
United States Steel (A)	108,300	2,495
Westlake Chemical	27,600	2,232

		80,239

Telecommunication Services — 0.8%
AT&T	465,100	16,497

3	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Fund

May 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CenturyLink	40,100	$1,511
Verizon Communications	30,100	1,504

		19,512

Utilities — 1.9%
AES	313,700	4,423
Ameren	41,800	1,645
American Electric Power	133,100	7,101
Calpine *	86,700	2,022
Dominion Resources	13,400	924
Duke Energy	8,100	575
Edison International	136,400	7,521
Entergy	106,600	8,040
Exelon	136,300	5,020
Public Service Enterprise Group	113,900	4,437
SCANA	30,300	1,576

		43,284

Total Common Stock (Cost $1,630,661) ($ Thousands)		2,246,246

AFFILIATED PARTNERSHIP — 3.3%
SEI Liquidity Fund, L.P.
0.070% ** † (B)	76,116,576	76,117

Total Affiliated Partnership (Cost $76,117) ($ Thousands)		76,117

CASH EQUIVALENTS — 1.3%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund 0.010% **	1,765,519	1,766
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	28,268,384	28,268

Total Cash Equivalents (Cost $30,034) ($ Thousands)		30,034

U.S. TREASURY OBLIGATIONS (C) (D) — 0.5%
U.S. Treasury Bills
6.454%, 07/24/2014	$3,862	3,862
0.055%, 08/14/2014	6,417	6,416

Total U.S. Treasury Obligations (Cost $10,278) ($ Thousands)		10,278

Total Investments — 102.5% (Cost $1,747,090) ($ Thousands)		$2,362,675

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	125	Jun-2014	$86
S&P Mid 400 Index E-MINI	11	Jun-2014	3

			$89

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $2,305,214 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at May 31, 2014. The total market value of securities on loan at May 31, 2014 was $74,093 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2014 was $76,117 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,246,246	$—	$—	$2,246,246
Affiliated Partnership	—	76,117	—	76,117
Cash Equivalents	30,034	—	—	30,034
U.S. Treasury Obligations	—	10,278	—	10,278

Total Investments in Securities	$2,276,280	$86,395	$—	$2,362,675

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$89	$—	$—	$89

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Diversified Alpha Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Consumer Discretionary — 13.7%
AutoZone *	1,316	$701
Brinker International	2,800	139
Carter’s	974	70
Delphi Automotive	17,668	1,220
DIRECTV *	16,722	1,379
DISH Network, Cl A *	1,115	65
Dollar General *	11,943	642
Dollar Tree *	13,412	711
General Motors	44,787	1,549
Genuine Parts	8,112	700
Kohl’s	2,925	159
L Brands	7,954	456
Lear	13,857	1,220
Liberty Interactive, Cl A *	27,333	796
Macy’s	5,488	329
Magna International, Cl A	3,156	323
Newell Rubbermaid	5,053	148
NIKE, Cl B	877	68
Nordstrom	2,067	141
NVR *	350	390
Omnicom Group	390	28
O’Reilly Automotive *	1,198	177
Polaris Industries	3,047	393
priceline.com *	1,165	1,490
Royal Caribbean Cruises	1,863	103
Sally Beauty Holdings *	21,529	552
Starz *	11,138	341
Time Warner Cable, Cl A	470	66
TJX	10,783	587
Toyota Motor ADR	20,539	2,323
Tribune *	7,534	596
TripAdvisor *	210	20
Viacom, Cl B	2,204	188
Whirlpool	5,640	809
Wyndham Worldwide	366	27
Yum! Brands	1,181	92

		18,998

Consumer Staples — 6.4%
Altria Group	4,266	177
Brown-Forman, Cl B	345	32
Campbell Soup	1,457	67
Church & Dwight	1,500	104
Coca-Cola Enterprises	13,263	605
Colgate-Palmolive	1,088	74
ConAgra Foods	802	26
Costco Wholesale	2,641	307
CVS Caremark	7,330	574
Dr. Pepper Snapple Group	10,379	599
Estee Lauder, Cl A	2,892	222
General Mills	2,482	136
Herbalife	1,111	72
Hershey	5,819	567
Kimberly-Clark	2,668	300
Kraft Foods Group	482	29
Kroger	15,152	723
Lorillard	11,429	711
Mead Johnson Nutrition, Cl A	921	82
Monster Beverage *	1,618	112
Philip Morris International	2,567	227
Reynolds American	520	31

Description	Shares	Market Value ($ Thousands)

Tyson Foods, Cl A	14,390	$611
Walgreen	14,016	1,008
Wal-Mart Stores	17,785	1,365
Whole Foods Market	1,274	49

		8,810

Energy — 9.9%
Anadarko Petroleum	650	67
Apache	10,941	1,020
Baker Hughes	8,400	592
BP PLC ADR	24,242	1,223
Canadian Natural Resources	13,788	561
Chevron	12,346	1,516
ConocoPhillips	4,497	359
Devon Energy	634	47
EOG Resources	17,918	1,896
Exxon Mobil	7,600	764
Halliburton	25,486	1,648
Hess	7,378	674
HollyFrontier	361	18
Marathon Oil	11,135	408
Marathon Petroleum	3,292	294
Murphy Oil	5,761	355
Noble Energy	350	25
Occidental Petroleum	11,089	1,105
SM Energy	5,607	425
Suncor Energy	3,085	119
Valero Energy	11,692	655

		13,771

Financials — 17.6%
ACE	4,524	469
Aflac	722	44
Allstate	11,944	696
American Financial Group	5,338	312
American International Group	10,120	547
Ameriprise Financial	2,722	307
Assurant	7,869	534
Axis Capital Holdings	8,570	394
Bank of America	48,628	736
Berkshire Hathaway, Cl B *	10,486	1,346
Blackstone Group	19,221	598
Capital One Financial	9,402	742
Citigroup	32,006	1,522
CME Group, Cl A	8,015	577
Crown Castle International ‡	23,055	1,769
Discover Financial Services	10,946	647
Everest Re Group	3,327	532
Fifth Third Bancorp	3,167	66
Genworth Financial, Cl A *	12,440	211
Hartford Financial Services Group	14,719	510
Hatteras Financial ‡	24,531	498
IntercontinentalExchange Group	4,927	968
JPMorgan Chase	32,391	1,800
KeyCorp	34,969	479
KKR	24,948	567
Lincoln National	11,233	539
McGraw-Hill	7,908	647
MetLife	31,675	1,613
Moody’s	343	29
PartnerRe	4,866	523
PNC Financial Services Group	562	48

1	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Diversified Alpha Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Principal Financial Group	530	$25
Progressive	33,261	833
Regions Financial	2,652	27
SunTrust Banks	12,195	467
T. Rowe Price Group	396	32
Travelers	9,045	845
Two Harbors Investment ‡	40,082	422
Unum Group	602	20
Waddell & Reed Financial, Cl A	5,538	334
Wells Fargo	21,416	1,087
XL Group, Cl A	2,138	69

		24,431

Health Care — 10.5%
AbbVie	1,262	68
Alexion Pharmaceuticals *	951	158
Allergan	9,979	1,671
AmerisourceBergen	8,311	608
Amgen	2,755	319
Baxter International	930	69
Biogen Idec *	2,218	708
C.R. Bard	510	76
Cardinal Health	9,044	639
Celgene *	14,311	2,190
Cigna	5,350	480
DaVita *	1,118	79
Eli Lilly	2,556	153
Express Scripts Holding *	8,119	580
Gilead Sciences *	3,886	316
Henry Schein *	227	27
Humana	3,041	379
Illumina *	68	11
Laboratory Corp of America Holdings *	417	43
McKesson	4,352	825
Medtronic	1,186	72
Merck	14,585	844
Novartis ADR	4,904	442
Novo Nordisk ADR	19,029	804
Omnicare	6,845	435
Perrigo	4,311	596
Pfizer	23,650	701
St. Jude Medical	429	28
United Therapeutics *	4,114	394
WellPoint	7,802	846
Zimmer Holdings	279	29

		14,590

Industrials — 8.4%
3M	889	127
Alliant Techsystems	3,453	436
American Airlines Group *	14,322	575
Boeing	893	121
Caterpillar	10,281	1,051
CSX	1,577	46
Cummins	4,661	713
Delta Air Lines	53,607	2,140
Dover	277	24
Emerson Electric	1,125	75
Exelis	25,260	431
FedEx	487	70
Flowserve	358	26
Fluor	404	30
General Dynamics	463	55

Description	Shares	Market Value ($ Thousands)

General Electric	34,250	$917
Hertz Global Holdings *	13,025	385
Huntington Ingalls Industries	5,146	514
Joy Global	10,200	583
L-3 Communications Holdings, Cl 3	6,190	750
Lockheed Martin	4,671	764
Norfolk Southern	484	49
Northrop Grumman	5,784	703
Parker Hannifin	231	29
Republic Services, Cl A	759	27
Rockwell Automation	639	78
Southwest Airlines	10,570	280
Union Pacific	2,069	412
United Continental Holdings *	1,520	67
United Parcel Service, Cl B	823	86
Verisk Analytics, Cl A *	1,038	61
WW Grainger	319	82

		11,707

Information Technology — 21.8%
Activision Blizzard	25,718	534
Adobe Systems *	20,209	1,304
Alliance Data Systems *	102	26
Amdocs	10,218	492
Amphenol, Cl A	305	29
Apple	5,754	3,642
Applied Materials	32,481	656
Arrow Electronics *	8,855	511
Avnet	10,701	466
CA	10,907	313
Check Point Software Technologies *	7,502	484
Cisco Systems	54,918	1,352
Computer Sciences	7,525	473
eBay *	23,995	1,217
EMC	10,427	277
Equinix *	5,232	1,040
Fiserv *	446	27
Flextronics International *	40,889	416
Google, Cl C *	1,529	858
Google, Cl A *	1,448	828
Hewlett-Packard	3,031	101
Ingram Micro, Cl A *	18,829	523
Intel	8,623	235
International Business Machines	2,575	475
Intuit	13,122	1,040
Lam Research	9,012	559
Linear Technology	533	25
Marvell Technology Group	28,392	442
Mastercard, Cl A	22,569	1,725
Micron Technology *	1,211	35
Micros Systems *	8,971	479
Microsoft	55,264	2,263
Paychex	1,809	74
Qualcomm	23,153	1,863
SanDisk	7,462	721
Seagate Technology	13,175	708
Symantec	1,098	24
Teradata *	11,148	468
VeriFone Holdings *	15,163	498
Visa, Cl A	8,362	1,797
Western Digital	13,518	1,188

2	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Diversified Alpha Fund

May 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Western Union	1,366	$22

		30,210

Materials — 3.1%
CF Industries Holdings	2,065	503
Domtar	3,055	278
Dow Chemical	13,701	714
Eastman Chemical	385	34
Freeport-McMoRan Copper & Gold, Cl B	1,531	52
International Paper	1,749	83
LyondellBasell Industries, Cl A	8,450	841
PPG Industries	1,000	202
Reliance Steel & Aluminum	9,743	701
Sherwin-Williams	164	34
Syngenta ADR	7,463	575
United States Steel	11,588	267

		4,284

Telecommunication Services — 3.1%
AT&T	20,231	718
China Mobile ADR	26,651	1,307
Verizon Communications	45,718	2,284

		4,309

Utilities — 1.5%
AES	36,591	516
Ameren	1,597	63
American Water Works	543	26
DTE Energy	950	72
Edison International	12,220	674
Entergy	5,436	410
NiSource	813	30
PG&E	1,754	81
Public Service Enterprise Group	2,645	103
Wisconsin Energy	608	28
Xcel Energy	948	29

		2,032

Total Common Stock (Cost $113,086) ($ Thousands)		133,142

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	4,983,678	4,984

Total Cash Equivalent (Cost $4,984) ($ Thousands)		4,984

U.S. TREASURY OBLIGATION (A) (B) — 0.2%
U.S. Treasury Bills
0.050%, 07/24/2014	$349	349

Total U.S. Treasury Obligation (Cost $349) ($ Thousands)		349

Total Investments — 99.8% (Cost $118,419) ($ Thousands)		$138,475

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	51	Jun-2014	$232

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $138,725 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$133,142	$—	$—	$133,142
Cash Equivalent	4,984	—	—	4,984
U.S. Treasury Obligation	—	349	—	349

Total Investments in Securities	$138,126	$349	$—	$138,475

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$232	$—	$—	$232

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

3	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Disciplined Equity Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 11.2%
Aaron’s	79,223	$2,602
Advance Auto Parts	96,756	12,014
Amazon.com *	6,200	1,938
Apollo Education Group, Cl A *	134,903	3,616
AutoZone *	62,233	33,139
Bally Technologies *	19,060	1,125
Bed Bath & Beyond *	209,334	12,738
Best Buy	360,100	9,960
BorgWarner	42,900	2,698
Carter’s	14,500	1,046
CBS, Cl B	46,200	2,754
Chico’s FAS	55,075	835
Chipotle Mexican Grill, Cl A *	2,000	1,094
Comcast, Cl A (A)	790,289	41,253
Comcast, Special Cl A	137,950	7,151
Delphi Automotive	256,940	17,744
Diamond Resorts International *	66,355	1,277
Dick’s Sporting Goods	88,830	3,949
Dillard’s, Cl A	114,845	12,949
DIRECTV *	46,600	3,842
Discovery Communications, Cl A * (A)	700	54
Dollar General *	3,216	173
Dollar Tree *	152,260	8,074
Expedia (A)	10,625	779
Express *	19,100	241
Ford Motor	304,365	5,004
Francesca’s Holdings * (A)	70,025	1,074
GameStop, Cl A (A)	44,600	1,688
Gap	193,117	7,962
Garmin (A)	27,400	1,614
Gentex	6,200	179
Goodyear Tire & Rubber	108,100	2,851
Graham Holdings, Cl B	1,800	1,218
Harley-Davidson	2,600	185
Harman International Industries	21,300	2,237
Home Depot	110,285	8,848
Houghton Mifflin Harcourt *	49,849	908
Hyatt Hotels, Cl A *	30,245	1,850
Iconix Brand Group * (A)	36,660	1,537
Interpublic Group	83,100	1,589
J.C. Penney * (A)	30,980	279
Jack in the Box	19,900	1,149
Johnson Controls	402,707	19,475
Kohl’s	164,613	8,962
L Brands	18,100	1,039
LifeLock *	55,640	624
Lowe’s	128,600	6,055
Macy’s	509,809	30,532
Marriott Vacations Worldwide *	10,700	606
Matthews International, Cl A	34,565	1,417
McDonald’s	245,602	24,911
MDC Partners, Cl A	57,500	1,209
Michael Kors Holdings *	136,100	12,845
Modine Manufacturing *	94,178	1,438
Mohawk Industries *	39,055	5,298
Morningstar	4,000	284
NetFlix *	14,400	6,017
Newell Rubbermaid	168,463	4,933
NIKE, Cl B	58,400	4,492

Description	Shares	Market Value ($ Thousands)

Norwegian Cruise Line
Holdings *	24,200	$817
Omnicom Group	25,653	1,825
O’Reilly Automotive *	22,800	3,373
priceline.com *	3,200	4,091
PVH	41,130	5,414
Ross Stores	233,115	15,957
Scripps Networks Interactive, Cl A	15,400	1,177
Staples (A)	72,300	813
Starbucks	9,200	674
Starz *	340,321	10,414
Steven Madden *	49,185	1,567
Target	36,015	2,044
Taylor Morrison Home, Cl A *	61,415	1,308
Tenneco *	21,175	1,350
Thomson Reuters (A)	25,039	869
Thor Industries	12,900	774
Time Warner	194,000	13,547
Time Warner Cable, Cl A	55,712	7,864
TJX	152,990	8,330
Tractor Supply	11,800	767
TripAdvisor * (A)	21,200	2,060
TRW Automotive Holdings * (A)	43,397	3,683
Twenty-First Century Fox, Cl A	421,740	14,934
Under Armour, Cl A *	22,700	1,153
VF	30,600	1,928
Viacom, Cl B	392,215	33,468
Walt Disney	166,050	13,950
Whirlpool	22,700	3,259
Wyndham Worldwide	53,500	3,955
Wynn Resorts	13,300	2,859
Yum! Brands	18,600	1,438

		519,016

Consumer Staples — 9.3%
Altria Group	104,473	4,342
Archer-Daniels-Midland	359,498	16,156
Avon Products	58,200	832
Bunge	101,889	7,918
Cal-Maine Foods	1,700	119
Clorox	9,900	887
Coca-Cola	790,553	32,342
Coca-Cola Enterprises	127,048	5,798
Colgate-Palmolive	270,048	18,471
ConAgra Foods	65,200	2,106
Constellation Brands, Cl A *	132,411	11,140
Costco Wholesale	42,700	4,954
CVS Caremark	432,302	33,858
Dean Foods	11,463	199
Diageo	300,210	9,663
General Mills	22,700	1,247
Henkel	113,262	11,497
Herbalife (A)	64,822	4,202
Hershey	20,500	1,995
Hormel Foods	43,200	2,126
JM Smucker	14,600	1,498
Kellogg	50,390	3,476
Kimberly-Clark	128,072	14,389
Kroger	600,900	28,687
Lorillard (A)	50,100	3,115
Molson Coors Brewing, Cl B	251,350	16,521
Mondelez International, Cl A	663,303	24,953
Monster Beverage *	60,208	4,177

1	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Disciplined Equity Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

PepsiCo	280,062	$24,738
Philip Morris International	402,491	35,637
Procter & Gamble	180,601	14,591
Reynolds American	4,400	262
Safeway	63,000	2,163
Sysco (A)	344,380	12,925
Tyson Foods, Cl A	506,621	21,511
Walgreen	33,100	2,380
Wal-Mart Stores	567,088	43,535
Whole Foods Market	95,857	3,666

		428,076

Energy — 9.4%
Anadarko Petroleum	17,100	1,759
Apache (A)	68,700	6,404
Athlon Energy *	44,645	1,940
Baker Hughes	102,700	7,242
Cabot Oil & Gas	86,600	3,138
Chesapeake Energy	79,000	2,269
Chevron	749,850	92,074
ConocoPhillips	548,554	43,851
CONSOL Energy	318,645	14,075
Diamond Offshore Drilling (A)	25,085	1,281
EOG Resources	96,300	10,189
EP Energy, Cl A *	91,000	1,825
EQT	39,200	4,190
Exxon Mobil	535,806	53,865
Halliburton	130,380	8,428
Helix Energy Solutions Group *	12,100	283
Helmerich & Payne	68,500	7,532
Hess	50,000	4,565
Kinder Morgan	60,900	2,033
Marathon Oil	65,100	2,387
Marathon Petroleum	108,598	9,708
Nabors Industries	12,200	320
National Oilwell Varco	326,220	26,708
Noble Energy	318,780	22,975
Occidental Petroleum	177,045	17,650
Oceaneering International	17,200	1,239
ONEOK	3,700	238
PBF Energy, Cl A	5,515	176
Phillips 66	338,816	28,728
Pioneer Natural Resources (A)	6,900	1,450
Range Resources	2,100	195
RPC	21,400	473
Schlumberger	259,933	27,043
SM Energy	68,421	5,187
Southwestern Energy *	4,100	186
Transocean (A)	23,705	1,007
Unit *	4,800	305
Valero Energy	332,988	18,664
World Fuel Services (A)	102,420	4,748

		436,330

Financials — 14.9%
Aflac	206,650	12,653
Allstate	33,700	1,963
Ally Financial * (A)	251,100	5,916
American Capital Mortgage Investment ‡	9,800	200
American Equity Investment Life Holding (A)	64,420	1,451
American Express	325,846	29,815
American Financial Group	27,000	1,576

Description	Shares	Market Value ($ Thousands)

American International Group	404,151	$21,852
Ameriprise Financial	49,036	5,522
Annaly Capital Management ‡	150,800	1,778
Aon	19,300	1,736
Apollo Residential Mortgage ‡	6,100	102
Arch Capital Group *	33,605	1,913
Assurant (A)	26,900	1,824
Bank of America	494,973	7,494
Bank of New York Mellon	18,400	636
Berkshire Hathaway, Cl B *	162,774	20,890
BlackRock, Cl A	25,600	7,805
Capital One Financial	248,813	19,629
CBRE Group, Cl A *	605,915	18,080
Chambers Street Properties ‡	61,100	489
Charles Schwab	95,900	2,417
Cincinnati Financial	44,800	2,196
CIT Group	375,350	16,696
Citigroup	1,206,471	57,392
CME Group, Cl A	236,910	17,057
CNA Financial	43,592	1,752
Corrections Corp of America ‡	7,950	259
DCT Industrial Trust ‡	159,600	1,264
Digital Realty Trust ‡ (A)	68,190	3,921
Discover Financial Services	330,273	19,529
E*TRADE Financial *	102,000	2,078
East West Bancorp	35,895	1,202
Everest Re Group	14,174	2,268
Extra Space Storage ‡	41,370	2,166
Fifth Third Bancorp	302,837	6,266
Franklin Resources	47,200	2,606
Franklin Street Properties ‡	42,800	536
Genworth Financial, Cl A *	430,280	7,310
Goldman Sachs Group	73,900	11,810
Hartford Financial Services Group	424,925	14,724
Highwoods Properties ‡	31,100	1,262
Hospitality Properties Trust ‡	27,100	786
Host Hotels & Resorts ‡	202,371	4,466
Huntington Bancshares	218,281	2,023
IntercontinentalExchange Group	90,829	17,839
Janus Capital Group (A)	373,345	4,361
Jones Lang LaSalle (A)	164,266	19,924
JPMorgan Chase	1,144,802	63,617
KeyCorp	348,400	4,770
Kilroy Realty ‡ (A)	39,460	2,391
LaSalle Hotel Properties ‡	55,600	1,834
Lincoln National	206,135	9,886
Marsh & McLennan	238,680	11,998
McGraw Hill Financial	261,340	21,370
Moody’s (A)	20,200	1,728
Morgan Stanley	151,500	4,675
NASDAQ OMX Group	46,500	1,762
Navient	147,112	2,324
Nelnet, Cl A	10,500	432
Old Republic International	142,922	2,444
PacWest Bancorp	57,130	2,309
PartnerRe	43,800	4,703
PNC Financial Services Group	2,000	171
Popular *	11,905	359
Principal Financial Group	34,400	1,609
Progressive	32,669	818
Prologis ‡	59,200	2,458

2	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Disciplined Equity Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Prudential Financial	17,100	$1,405
Public Storage ‡	61,574	10,614
Realogy Holdings *	280,382	10,425
Regions Financial	1,349,735	13,754
Resource Capital ‡	20,300	117
Signature Bank NY *	33,881	3,924
SLM	802,781	6,912
Springleaf Holdings, Cl A * (A)	77,490	1,819
Strategic Hotels & Resorts *‡	23,700	258
T. Rowe Price Group	140,840	11,483
Torchmark (A)	35,200	2,849
Travelers	114,700	10,719
United Bankshares (A)	58,700	1,779
Unum Group	70,200	2,381
US Bancorp	660,188	27,853
Voya Financial	93,220	3,337
Waddell & Reed Financial, Cl A	69,112	4,173
Wells Fargo	842,461	42,780
Wintrust Financial	42,095	1,834

		687,508

Health Care — 14.4%
Abbott Laboratories	292,800	11,715
AbbVie	608,243	33,046
Actavis *	132,210	27,968
Aetna	145,495	11,283
Agilent Technologies	4,600	262
Alexion Pharmaceuticals *	40,100	6,669
Allergan	149,556	25,045
AmerisourceBergen	266,145	19,477
Amgen	189,133	21,938
Aratana Therapeutics *	41,900	589
Baxter International	26,390	1,964
Becton Dickinson	26,700	3,143
Biogen Idec *	65,551	20,935
Boston Scientific *	519,500	6,665
Bristol-Myers Squibb	316,982	15,767
Brookdale Senior Living, Cl A *	45,925	1,528
C.R. Bard	26,300	3,890
Cardinal Health	19,600	1,384
CareFusion *	173,873	7,464
Celgene *	85,400	13,069
Cerner * (A)	32,400	1,751
Cigna	141,200	12,677
Covidien	216,230	15,809
Eli Lilly	251,522	15,056
Express Scripts Holding *	692,873	49,520
Forest Laboratories *	21,969	2,082
Gilead Sciences * (A)	534,053	43,371
Henry Schein *	1,202	144
Hospira *	3,000	147
Humana	26,100	3,248
Intrexon * (A)	24,005	506
Intuitive Surgical *	10,500	3,882
Jazz Pharmaceuticals *	6,400	908
Johnson & Johnson	303,972	30,841
Laboratory Corp of America Holdings *	11,400	1,169
Magellan Health Services *	36,640	2,231
McKesson	144,422	27,388
Medtronic	62,276	3,801
Merck	197,477	11,426
Mylan Laboratories *	48,500	2,417
PerkinElmer	27,200	1,223

Description	Shares	Market Value ($ Thousands)

Perrigo	15,100	$2,087
Pfizer	3,148,136	93,279
Phibro Animal Health, Cl A *	73,100	1,391
Quintiles Transnational Holdings *	172,395	8,789
Sirona Dental Systems *	22,310	1,678
St. Jude Medical	49,200	3,193
Thermo Fisher Scientific	115,380	13,489
UnitedHealth Group	404,832	32,237
Varian Medical Systems *	3,900	321
Vertex Pharmaceuticals *	43,595	3,150
WellPoint	53,200	5,765
Zimmer Holdings	3,500	365
Zoetis, Cl A	1,190,195	36,539

		665,681

Industrials — 11.2%
3M	65,366	9,318
ACCO Brands * (A)	172,020	1,036
Actuant, Cl A (A)	59,525	2,115
AECOM Technology *	18,900	608
AGCO	4,916	265
Air Lease, Cl A	50,555	2,086
Alaska Air Group	23,725	2,336
Allegion	35,133	1,840
Altra Holdings	36,820	1,259
American Airlines Group *	185,750	7,460
Ametek	22,000	1,168
AO Smith	22,600	1,116
Applied Industrial Technologies	26,500	1,262
BE Aerospace *	12,550	1,214
Boeing	180,980	24,477
Canadian National Railway	291,460	17,657
Carlisle	13,700	1,162
Cintas	25,000	1,553
CSX	271,240	7,974
Danaher	40,700	3,192
Deere	239,975	21,878
Delta Air Lines	139,600	5,571
Dover	4,900	427
Dun & Bradstreet (A)	4,500	465
Eaton	132,485	9,763
Echo Global Logistics *	76,539	1,421
EMCOR Group	29,780	1,326
Emerson Electric	308,735	20,602
EnerSys (A)	12,300	849
Equifax	8,900	630
FedEx	98,775	14,239
Flowserve	33,100	2,441
General Dynamics	23,820	2,814
General Electric	1,894,993	50,767
Harsco	5,600	151
Hexcel *	29,300	1,203
Honeywell International	240,793	22,430
Huntington Ingalls Industries	12,700	1,268
IDEX	9,200	705
Illinois Tool Works	62,700	5,427
Ingersoll-Rand	28,800	1,723
Joy Global (A)	146,395	8,366
KBR	12,800	311
Kennametal	27,225	1,226
L-3 Communications Holdings, Cl 3	70,331	8,522
Lockheed Martin	170,375	27,882

3	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Disciplined Equity Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Manpowergroup	64,575	$5,294
Masco	126,700	2,699
MasTec * (A)	29,835	1,074
Nielsen Holdings	42,300	2,042
Norfolk Southern	46,400	4,675
Northrop Grumman	264,030	32,093
Oshkosh Truck	106,100	5,735
Parker Hannifin	40,600	5,084
Pentair	30,100	2,247
Pitney Bowes (A)	69,400	1,917
Polypore International * (A)	20,200	898
Precision Castparts	1,600	405
Quanta Services *	39,445	1,339
Raytheon	116,000	11,318
Republic Services, Cl A	148,730	5,265
Robert Half International	168,741	7,693
Rockwell Automation	3,900	472
Roper Industries	1,500	212
RR Donnelley & Sons	374,142	5,926
Snap-on	12,900	1,513
Southwest Airlines	560,649	14,829
SPX	9,700	1,015
Stericycle *	3,900	446
Toro	27,540	1,779
TriMas *	48,180	1,692
Tyco International	847,090	36,967
UniFirst	3,700	366
Union Pacific	94,100	18,751
United Parcel Service, Cl B	103,800	10,783
United Technologies	230,668	26,808
Woodward Governor	36,780	1,644
WW Grainger	18,253	4,716

		519,202

Information Technology — 19.1%
Accenture, Cl A	282,899	23,042
Activision Blizzard	96,679	2,009
Alliance Data Systems * (A)	18,100	4,634
Amdocs	217,050	10,444
Ansys *	7,000	514
Apple	230,290	145,774
Applied Materials	230,040	4,644
Autodesk *	3,700	194
Automatic Data Processing	78,600	6,263
Avago Technologies, Cl A	24,400	1,724
Avnet	38,200	1,664
Blackhawk Network Holdings, Cl A *	67,225	1,670
Booz Allen Hamilton Holding, Cl A	43,483	962
Broadridge Financial Solutions	34,100	1,399
BroadSoft *	68,835	1,485
Brocade Communications Systems	443,959	4,049
CA	38,400	1,102
Cisco Systems	904,155	22,260
Cognizant Technology Solutions, Cl A *	335,704	16,319
Computer Sciences	6,997	440
Convergys	55,200	1,204
Corning	153,350	3,266
DST Systems	40,100	3,655
eBay *	285,850	14,501
EMC	788,575	20,945

Description	Shares	Market Value ($ Thousands)

Facebook, Cl A *	475,873	$30,123
FactSet Research Systems (A)	32,846	3,519
Fidelity National Information Services	47,100	2,550
Fiserv *	97,700	5,873
FLIR Systems	57,105	1,994
Genpact *	17,500	295
Google, Cl A *	71,910	41,107
Google, Cl C *	84,450	47,375
Harris	60,200	4,651
Hewlett-Packard	760,701	25,483
iGATE *	30,400	1,060
Informatica *	36,795	1,346
Ingram Micro, Cl A *	322,302	8,950
Intel (A)	1,029,579	28,128
InterDigital	41,880	1,591
International Business Machines	256,552	47,298
Intuit	20,800	1,649
j2 Global (A)	39,440	1,868
Linear Technology	7,400	342
Littelfuse	13,015	1,141
Mastercard, Cl A	321,020	24,542
MAXIMUS	12,000	536
Micron Technology *	609,294	17,420
Micros Systems *	38,855	2,076
Microsemi *	38,000	925
Microsoft	1,649,938	67,548
Motorola Solutions	5,500	371
NetApp	32,700	1,210
NeuStar, Cl A * (A)	7,300	205
NXP Semiconductor *	142,085	8,823
Oracle	553,516	23,259
Paychex	45,800	1,883
Qualcomm	633,790	50,988
Red Hat *	157,695	7,904
Rovi *	39,100	945
Seagate Technology	243,276	13,071
Skyworks Solutions	43,900	1,901
Solera Holdings	2,100	137
Sykes Enterprises *	9,800	198
Symantec	335,700	7,382
Synaptics * (A)	13,895	946
Synopsys *	8,700	335
Syntel *	12,600	1,019
TE Connectivity	81,518	4,847
Texas Instruments	211,365	9,930
TIBCO Software *	57,895	1,245
Total System Services	34,900	1,056
VeriSign * (A)	16,900	846
Visa, Cl A	83,162	17,866
Web.com Group *	40,125	1,382
Western Digital	303,092	26,627
Western Union (A)	729,853	11,802
Xerox	1,224,022	15,117
Xilinx	35,540	1,669
Yahoo! *	143,600	4,976

		881,493

Materials — 3.4%
Airgas	2,600	276
Alcoa (A)	337,000	4,587
Ball	6,800	410
Bemis	200	8

4	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Disciplined Equity Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Carpenter Technology	21,325	$1,333
Compass Minerals
International	15,500	1,441
Cytec Industries	4,500	447
Dow Chemical	407,632	21,246
E.I. du Pont de Nemours	61,991	4,297
Eastman Chemical	121,265	10,703
Ecolab	28,000	3,057
FMC	19,300	1,478
Freeport-McMoRan Copper & Gold, Cl B	424,513	14,455
International Flavors & Fragrances	9,400	933
KapStone Paper and Packaging *	32,270	938
Koppers Holdings	14,100	512
LyondellBasell Industries, Cl A	357,583	35,605
Monsanto	128,605	15,671
Owens-Illinois *	42,390	1,409
PPG Industries	15,600	3,145
Praxair	30,200	3,994
Rockwood Holdings	12,650	966
Schweitzer-Mauduit International	34,955	1,457
Sherwin-Williams	13,700	2,803
Sigma-Aldrich	1,800	177
Silver Wheaton	20,635	424
Southern Copper	77,200	2,294
Taminco *	89,235	1,902
Tronox, Cl A	54,100	1,437
United States Steel (A)	56,700	1,306
US Silica Holdings	12,620	638
Vulcan Materials (A)	221,210	13,487
Westlake Chemical	38,200	3,088
Worthington Industries	3,900	157

		156,081

Telecommunication Services — 1.9%
AT&T	877,062	31,110
Verizon Communications	1,175,488	58,727

		89,837

Utilities — 2.0%
AES	464,500	6,550
AGL Resources	108,000	5,765
Ameren	11,300	445
CMS Energy (A)	129,930	3,865
Dominion Resources	74,000	5,103
Duke Energy	29,800	2,118
Edison International	321,896	17,749
Entergy	124,379	9,381
Exelon	319,720	11,775
NextEra Energy	58,700	5,715
NiSource	47,300	1,768
Pattern Energy Group, Cl A	65,945	2,001
PPL	213,500	7,492
Public Service Enterprise Group	108,600	4,231
SCANA	34,000	1,768
Sempra Energy	51,200	5,138
Southern	5,400	236

		91,100

Total Common Stock (Cost $3,756,944) ($ Thousands)		4,474,324

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.1%

Preferred Stock — 0.1%
Henkel	27,976	$3,234

Total Preferred Stock (Cost $2,465) ($ Thousands)		3,234

AFFILIATED PARTNERSHIP — 3.5%
SEI Liquidity Fund, L.P. 0.070% ** † (B)	160,097,885	160,098

Total Affiliated Partnership (Cost $160,098) ($ Thousands)		160,098

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	115,684,608	115,685

Total Cash Equivalent (Cost $115,685) ($ Thousands)		115,685

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Cash Management Bill - Reopening 0.000%, 06/19/2014	$200	200
U.S. Treasury Bills 0.065%, 07/24/2014	9,829	9,829

Total U.S. Treasury Obligations (Cost $10,028) ($ Thousands)		10,029

Total Investments — 103.1% (Cost $4,045,220) ($ Thousands)		$4,763,370

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	866	Jun-2014	$2,687

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $4,622,216 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at May 31, 2014. The total market value of securities on loan at May 31, 2014 was $156,188 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2014 was $160,098 ($ Thousands).

5	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Disciplined Equity Fund

May 31, 2014

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,474,324	$—	$—	$4,474,324
Preferred Stock	3,234	—	—	3,234
Affiliated Partnership	—	160,098	—	160,098
Cash Equivalent	115,685	—	—	115,685
U.S. Treasury Obligations	—	10,029	—	10,029

Total Investments in Securities	$4,593,243	$170,127	$—	$4,763,370

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts * Unrealized Appreciation	$2,687	$—	$—	$2,687

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 12.5%
Aaron’s	7,400	$243
Abercrombie & Fitch, Cl A (A)	9,502	361
Advance Auto Parts	6,008	746
Allison Transmission Holdings, Cl A	2,500	77
Amazon.com *	34,689	10,842
AMC Networks, Cl A *	7,085	438
American Eagle Outfitters	24,371	262
Apollo Education Group, Cl A *	12,264	329
Ascena Retail Group *	15,200	254
AutoNation *	4,332	248
AutoZone *	3,107	1,655
Bally Technologies *	4,500	265
Bed Bath & Beyond *	17,915	1,090
Best Buy	24,947	690
Big Lots *	7,100	301
BorgWarner (A)	21,364	1,344
Brinker International	6,283	312
Burger King Worldwide (A)	13,000	334
Cabela’s *	3,300	202
Cablevision Systems, Cl A (A)	20,742	366
Carmax *	20,460	907
Carnival, Cl A	40,900	1,637
Carter’s	6,000	433
CBS, Cl B	53,169	3,169
Charter Communications, Cl A *	5,500	787
Chico’s FAS	17,700	268
Chipotle Mexican Grill, Cl A *	3,019	1,652
Choice Hotels International (A)	2,584	116
Cinemark Holdings	8,700	274
Clear Channel Outdoor Holdings, Cl A	700	6
Coach (A)	27,567	1,122
Comcast, Cl A (A)	247,825	12,937
CST Brands	7,148	236
Darden Restaurants	12,222	613
Deckers Outdoor *	2,600	201
Delphi Automotive	30,800	2,127
DeVry Education Group	7,600	321
Dick’s Sporting Goods	10,658	474
Dillard’s, Cl A	3,000	338
DIRECTV *	45,539	3,754
Discovery Communications, Cl A * (A)	22,100	1,701
DISH Network, Cl A *	19,162	1,124
Dollar General *	29,000	1,560
Dollar Tree *	17,858	947
Domino’s Pizza	6,000	435
DR Horton	26,068	617
DreamWorks Animation SKG, Cl A *	6,434	181
DSW, Cl A	7,200	180
Dunkin’ Brands Group (A)	9,800	439
Expedia (A)	10,167	745
Family Dollar Stores	10,362	607
Foot Locker	16,169	779
Ford Motor	374,584	6,158
Fossil Group *	4,000	419
GameStop, Cl A (A)	11,000	416

Description	Shares	Market Value ($ Thousands)

Gannett	21,259	$591
Gap	25,421	1,048
Garmin (A)	13,500	795
General Motors	115,500	3,994
Gentex	15,432	446
Genuine Parts	15,071	1,301
GNC Holdings, Cl A	9,100	336
Goodyear Tire & Rubber	26,452	698
Graham Holdings, Cl B	557	377
Groupon, Cl A * (A)	44,900	264
Guess?	7,700	196
H&R Block	28,825	858
Hanesbrands	10,643	903
Harley-Davidson	22,003	1,568
Harman International Industries	6,268	658
Hasbro	12,367	664
Hilton Worldwide Holdings *	17,400	394
Home Depot	128,915	10,343
HomeAway *	4,300	132
Hyatt Hotels, Cl A *	5,700	349
International Game Technology	27,943	351
Interpublic Group	34,875	667
J.C. Penney * (A)	22,351	201
Jarden *	12,050	682
John Wiley & Sons, Cl A (A)	5,842	320
Johnson Controls	65,845	3,184
Kohl’s	20,719	1,128
L Brands	23,557	1,352
Lamar Advertising, Cl A	7,040	347
Lands’ End * (A)	1,031	29
Las Vegas Sands	38,693	2,961
Lear	8,400	740
Leggett & Platt (A)	11,219	381
Lennar, Cl A	15,430	631
Liberty Global, Cl A * (A)	35,490	1,598
Liberty Global *	35,490	1,519
Liberty Interactive, Cl A *	44,147	1,286
Liberty Media *	8,320	1,058
Liberty Ventures, Ser A *	5,806	385
Lions Gate Entertainment (A)	10,400	272
LKQ *	30,300	841
Lowe’s	96,010	4,520
Macy’s	32,830	1,966
Madison Square Garden, Cl A *	5,360	294
Marriott International, Cl A	22,487	1,386
Mattel	33,942	1,318
McDonald’s	94,480	9,583
MGM Resorts International *	30,839	794
Michael Kors Holdings *	19,800	1,869
Mohawk Industries *	5,066	687
Morningstar	3,100	221
Murphy USA *	5,788	295
NetFlix *	4,800	2,006
Newell Rubbermaid	28,565	836
News, Cl A *	49,146	838
NIKE, Cl B	68,934	5,302
Nordstrom	14,412	981
Norwegian Cruise Line Holdings *	3,300	111
NVR *	524	584
Omnicom Group	25,444	1,810

1	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

O’Reilly Automotive *	10,740	$1,589
Panera Bread, Cl A *	3,162	486
Penn National Gaming *	8,189	95
PetSmart (A)	8,373	481
Polaris Industries (A)	6,500	838
priceline.com *	5,000	6,393
PulteGroup	31,745	621
PVH	8,200	1,079
Ralph Lauren, Cl A	5,080	780
Regal Entertainment Group, Cl A (A)	7,388	144
Ross Stores	21,553	1,475
Royal Caribbean Cruises	17,100	945
Sally Beauty Holdings *	15,500	397
Scripps Networks Interactive, Cl A	9,172	701
Sears Holdings * (A)	3,428	144
Service International	14,794	296
Signet Jewelers	8,700	923
Sirius XM Holdings * (A)	281,700	924
Six Flags Entertainment	8,500	344
Staples (A)	56,364	634
Starbucks	72,706	5,325
Starwood Hotels & Resorts Worldwide	19,084	1,524
Starz *	13,420	411
Target	59,385	3,371
Tempur Sealy International *	7,300	401
Tesla Motors * (A)	8,100	1,683
Thomson Reuters	36,500	1,266
Thor Industries	5,500	330
Tiffany	11,225	1,116
Time Warner	85,179	5,948
Time Warner Cable, Cl A	28,484	4,021
TJX	70,308	3,828
Toll Brothers *	15,751	571
Tractor Supply	11,800	767
TripAdvisor * (A)	11,267	1,095
TRW Automotive Holdings *	8,593	729
Tupperware Brands	4,800	402
Twenty-First Century Fox, Cl A	186,385	6,600
Ulta Salon Cosmetics & Fragrance *	6,852	582
Under Armour, Cl A *	15,800	802
Urban Outfitters *	8,220	276
VF	31,868	2,008
Viacom, Cl B	41,369	3,530
Visteon *	5,400	492
Walt Disney	170,172	14,296
Weight Watchers International	3,362	70
Wendy’s (A)	24,175	198
Whirlpool	8,387	1,204
Williams-Sonoma	7,562	506
Wyndham Worldwide	13,568	1,003
Wynn Resorts	7,896	1,697
Yum! Brands	41,548	3,212

		237,841

Consumer Staples — 8.7%
Altria Group	188,840	7,848
Archer-Daniels-Midland	60,579	2,722
Avon Products	35,206	503
Brown-Forman, Cl B	13,827	1,281
Bunge	13,500	1,049

Description	Shares	Market Value ($ Thousands)

Campbell Soup (A)	14,278	$655
Church & Dwight	11,507	797
Clorox (A)	12,103	1,085
Coca-Cola	361,540	14,790
Coca-Cola Enterprises	22,715	1,037
Colgate-Palmolive	90,550	6,193
ConAgra Foods	40,686	1,314
Constellation Brands, Cl A *	15,631	1,315
Costco Wholesale	42,481	4,929
CVS Caremark	115,252	9,026
Dean Foods	11,593	202
Dr. Pepper Snapple Group (A)	20,600	1,189
Energizer Holdings	6,741	782
Estee Lauder, Cl A	22,808	1,748
Flowers Foods	11,825	247
Fresh Market * (A)	2,500	77
General Mills	59,592	3,273
Herbalife (A)	9,000	583
Hershey	14,698	1,431
Hillshire Brands	8,800	469
Hormel Foods	14,478	713
Ingredion	7,100	541
JM Smucker	9,811	1,007
Kellogg	25,503	1,759
Keurig Green Mountain (A)	13,600	1,534
Kimberly-Clark	37,618	4,226
Kraft Foods Group	55,002	3,270
Kroger	47,473	2,266
Lorillard (A)	37,250	2,316
McCormick	13,293	961
Mead Johnson Nutrition, Cl A	19,886	1,779
Molson Coors Brewing, Cl B	12,262	806
Mondelez International, Cl A	158,406	5,959
Monster Beverage *	11,200	777
Nu Skin Enterprises, Cl A	5,500	406
PepsiCo	146,052	12,901
Philip Morris International	154,468	13,677
Procter & Gamble	259,574	20,971
Reynolds American	30,920	1,844
Safeway	25,620	880
Sysco (A)	53,948	2,025
Tyson Foods, Cl A	26,965	1,145
Walgreen	88,825	6,387
Wal-Mart Stores	151,979	11,667
WhiteWave Foods, Cl A *	11,922	375
Whole Foods Market	38,304	1,465

		166,202

Energy — 9.8%
Anadarko Petroleum	46,840	4,818
Antero Resources *	2,200	135
Apache	36,259	3,380
Atwood Oceanics *	7,200	355
Baker Hughes	40,740	2,873
Cabot Oil & Gas	41,300	1,497
Cameron International *	19,144	1,224
Cheniere Energy *	23,300	1,587
Chesapeake Energy	56,766	1,630
Chevron	183,602	22,544
Cimarex Energy	8,700	1,123
Cobalt International Energy *	25,100	464
Concho Resources *	9,600	1,265
ConocoPhillips	115,076	9,199
CONSOL Energy	19,644	868

2	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Continental Resources * (A)	4,800	$674
Denbury Resources (A)	39,324	664
Devon Energy	37,313	2,757
Diamond Offshore Drilling (A)	6,209	317
Dresser-Rand Group *	6,034	369
Dril-Quip *	4,400	450
Energen	7,737	661
EOG Resources	50,890	5,384
EQT	14,666	1,567
Exxon Mobil	422,038	42,427
FMC Technologies *	23,020	1,336
Golar LNG (A)	5,500	256
Gulfport Energy *	7,200	443
Halliburton	79,236	5,122
Helmerich & Payne	9,250	1,017
Hess	27,512	2,512
HollyFrontier	20,326	1,001
Kinder Morgan	60,222	2,011
Kosmos Energy *	9,200	96
Laredo Petroleum Holdings *	2,000	55
Marathon Oil	64,876	2,378
Marathon Petroleum	28,988	2,591
McDermott International * (A)	12,400	90
Murphy Oil	17,554	1,083
Nabors Industries	26,800	703
National Oilwell Varco	39,480	3,232
Newfield Exploration *	10,499	383
Noble Energy	32,824	2,366
Oasis Petroleum *	8,600	426
Occidental Petroleum	75,654	7,542
Oceaneering International	10,900	785
Oil States International *	5,700	613
ONEOK	18,958	1,223
Patterson-UTI Energy	15,732	521
PBF Energy, Cl A	2,900	93
Peabody Energy	24,774	400
Phillips 66	54,788	4,645
Pioneer Natural Resources	12,544	2,636
QEP Resources	16,646	532
Range Resources	15,939	1,482
Rice Energy *	8,100	257
Rowan, Cl A	12,686	393
RPC	5,550	123
SandRidge Energy * (A)	60,700	405
Schlumberger	125,563	13,064
Seadrill (A)	34,600	1,315
SM Energy	7,200	546
Southwestern Energy *	34,376	1,563
Spectra Energy	61,309	2,488
Superior Energy Services	12,300	408
Teekay	3,800	220
Tesoro	11,046	621
Tidewater	6,370	332
Ultra Petroleum * (A)	18,600	503
Unit *	6,027	383
Valero Energy	50,236	2,816
Whiting Petroleum *	12,800	920
Williams	62,946	2,956
World Fuel Services (A)	8,900	413
WPX Energy *	22,248	471

		186,002

Financials — 16.5%
ACE	31,500	3,267

Description	Shares	Market Value ($ Thousands)

Affiliated Managers Group *	4,820	$909
Aflac	42,856	2,624
Alexandria Real Estate Equities ‡	8,300	632
Alleghany *	1,804	760
Allied World Assurance Holdings	11,100	416
Allstate	39,725	2,314
American Campus Communities ‡	11,600	451
American Capital *	27,500	406
American Capital Agency ‡	34,159	811
American Express	89,134	8,156
American Financial Group	7,014	410
American International Group	138,723	7,501
American National Insurance	222	25
American Tower, Cl A ‡	38,022	3,408
Ameriprise Financial	18,000	2,027
Annaly Capital Management ‡	82,111	968
Aon	28,344	2,549
Apartment Investment & Management, Cl A ‡	10,199	321
Arch Capital Group *	13,100	746
Ares Capital	30,203	521
Arthur J Gallagher	12,004	550
Aspen Insurance Holdings	7,000	322
Associated Banc	21,584	372
Assurant	7,093	481
Assured Guaranty	15,100	369
AvalonBay Communities ‡	12,741	1,807
Axis Capital Holdings	12,700	584
Bank of America	1,019,263	15,432
Bank of Hawaii	5,582	311
Bank of New York Mellon	113,709	3,930
BankUnited	3,600	117
BB&T	64,306	2,438
Berkshire Hathaway, Cl B *	170,400	21,869
BioMed Realty Trust ‡ (A)	19,100	414
BlackRock, Cl A	12,785	3,898
BOK Financial	3,275	206
Boston Properties ‡	14,884	1,796
Brandywine Realty Trust ‡	18,000	275
Brown & Brown	14,324	432
Camden Property Trust ‡	6,347	446
Capital One Financial	57,125	4,507
CBL & Associates Properties ‡	15,700	295
CBOE Holdings	7,900	400
CBRE Group, Cl A *	22,617	675
Charles Schwab	100,785	2,541
Chimera Investment ‡	127,100	400
Chubb	23,218	2,151
Cincinnati Financial	13,486	661
CIT Group	19,400	863
Citigroup	287,504	13,676
City National	3,538	252
CME Group, Cl A	28,870	2,079
CNA Financial	1,700	68
Comerica	15,553	746
Commerce Bancshares	7,088	308
CommonWealth ‡	14,325	377
Corporate Office Properties
Trust ‡	10,300	284
Corrections Corp of America ‡	10,240	333

3	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Crown Castle International ‡	32,396	$2,486
Cullen/Frost Bankers (A)	4,568	342
DDR ‡	32,100	556
Digital Realty Trust ‡ (A)	12,000	690
Discover Financial Services	45,089	2,666
Douglas Emmett ‡	14,000	397
Duke Realty ‡	33,309	590
E*TRADE Financial *	30,600	623
East West Bancorp	12,300	412
Eaton Vance	11,010	409
Endurance Specialty Holdings	5,400	279
Equity Lifestyle Properties ‡	10,200	446
Equity Residential ‡	35,487	2,193
Erie Indemnity, Cl A	2,419	183
Essex Property Trust ‡ (A)	5,654	1,023
Everest Re Group	4,900	784
Extra Space Storage ‡	10,100	529
Federal Realty Investment Trust ‡	6,096	729
Federated Investors, Cl B (A)	9,458	267
Fidelity National Financial, Cl A	27,252	909
Fifth Third Bancorp	86,082	1,781
First Citizens BancShares, Cl A	600	132
First Horizon National	31,256	358
First Niagara Financial Group	24,600	212
First Republic Bank	12,800	651
Forest City Enterprises, Cl A *	17,642	335
Franklin Resources	37,409	2,065
Fulton Financial	24,795	296
Gaming and Leisure
Properties ‡ (A)	9,791	329
General Growth Properties ‡	49,353	1,176
Genworth Financial, Cl A *	47,792	812
Goldman Sachs Group	43,075	6,884
Hanover Insurance Group	4,693	282
Hartford Financial Services Group	44,810	1,553
Hatteras Financial ‡	12,100	245
HCC Insurance Holdings	10,741	505
HCP ‡	44,674	1,865
Health Care ‡	27,883	1,763
Healthcare Trust of America, Cl A ‡	1,600	19
Home Properties ‡	3,700	230
Hospitality Properties Trust ‡	15,366	446
Host Hotels & Resorts ‡	72,740	1,605
Howard Hughes *	4,273	633
Hudson City Bancorp	48,328	472
Huntington Bancshares	88,434	820
Interactive Brokers Group, Cl A	2,200	51
IntercontinentalExchange Group	10,380	2,039
Invesco	43,600	1,600
Jones Lang LaSalle	4,000	485
JPMorgan Chase	357,834	19,885
Kemper	6,260	219
KeyCorp	84,895	1,162
Kilroy Realty ‡	8,100	491
Kimco Realty ‡	44,244	1,014
Lazard, Cl A	11,700	591

Description	Shares	Market Value ($ Thousands)

Legg Mason (A)	10,081	$492
Leucadia National	29,206	749
Liberty Property Trust ‡	12,806	496
Lincoln National	26,188	1,256
Loews	30,036	1,295
LPL Financial Holdings	5,700	267
M&T Bank (A)	12,634	1,533
Macerich ‡	13,611	899
Mack-Cali Realty ‡	10,898	237
Markel *	1,450	928
Marsh & McLennan	50,565	2,542
MBIA *	13,559	160
McGraw-Hill	24,939	2,039
Mercury General	2,396	113
MetLife	87,209	4,442
MFA Mortgage Investments ‡	44,200	364
Mid-America Apartment Communities ‡	5,900	427
Moody’s (A)	19,027	1,627
Morgan Stanley	148,478	4,582
MSCI, Cl A *	11,100	479
NASDAQ OMX Group	12,000	455
National Retail Properties ‡ (A)	11,400	399
Navient	43,114	681
New York Community Bancorp (A)	46,372	709
Northern Trust	23,405	1,414
Ocwen Financial *	10,800	379
Old Republic International	27,890	477
Omega Healthcare Investors ‡	8,500	314
PartnerRe	4,500	483
People’s United Financial (A)	28,134	404
Piedmont Office Realty Trust, Cl A ‡ (A)	21,400	398
Plum Creek Timber ‡ (A)	17,621	795
PNC Financial Services Group	51,722	4,410
Popular *	10,653	322
Post Properties ‡	6,700	343
Principal Financial Group	28,708	1,343
ProAssurance	7,600	345
Progressive	59,280	1,484
Prologis ‡	49,118	2,039
Protective Life	5,609	293
Prudential Financial	45,363	3,727
Public Storage ‡	13,068	2,253
Raymond James Financial	11,321	548
Rayonier ‡	11,704	557
Realogy Holdings *	12,400	461
Realty Income ‡ (A)	19,500	844
Regency Centers ‡	8,308	444
Regions Financial	137,987	1,406
Reinsurance Group of America, Cl A	6,699	524
RenaissanceRe Holdings	3,200	333
Retail Properties of America, Cl A ‡	11,300	170
Santander Consumer USA Holdings	12,400	244
SEI (B)	13,142	433
Senior Housing Properties Trust ‡	22,000	528
Signature Bank NY *	4,300	498
Simon Property Group ‡	30,181	5,024

4	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

SL Green Realty ‡ (A)	8,768	$960
SLM	43,114	371
Spirit Realty Capital ‡	32,700	369
St. Joe * (A)	8,061	190
StanCorp Financial Group	5,642	339
Starwood Property Trust ‡	21,500	524
Starwood Waypoint Residential Trust *‡	4,300	117
State Street	41,294	2,695
SunTrust Banks	48,946	1,876
SVB Financial Group *	4,100	432
Synovus Financial	14,096	325
T. Rowe Price Group	23,480	1,914
Tanger Factory Outlet Centers ‡	9,800	347
Taubman Centers ‡	7,200	539
TCF Financial (A)	20,301	323
TD Ameritrade Holding (A)	25,145	763
TFS Financial *	10,200	138
Torchmark (A)	9,725	787
Travelers	34,075	3,184
Two Harbors Investment ‡	31,800	335
UDR ‡	23,393	644
Unum Group	26,505	899
US Bancorp	173,697	7,328
Validus Holdings	9,326	348
Valley National Bancorp (A)	24,716	239
Ventas ‡	28,792	1,923
Vornado Realty Trust ‡	18,336	1,963
Voya Financial	9,700	347
Waddell & Reed Financial, Cl A	9,300	562
Washington Federal	13,263	276
Washington Prime Group *‡	15,091	300
Weingarten Realty Investors ‡ (A)	14,967	476
Wells Fargo	457,366	23,225
Weyerhaeuser ‡ (A)	55,092	1,731
White Mountains Insurance Group	747	441
WP Carey ‡	5,000	318
WR Berkley	9,914	442
XL Group, Cl A	29,500	958
Zions Bancorporation	17,002	486

		315,248

Health Care — 12.7%
Abbott Laboratories	151,376	6,057
AbbVie	148,876	8,088
Actavis *	16,102	3,406
Aetna	33,735	2,616
Agilent Technologies	31,364	1,786
Alere *	9,300	333
Alexion Pharmaceuticals *	19,300	3,210
Alkermes *	11,400	522
Allergan	27,596	4,621
Allscripts Healthcare Solutions *	21,800	321
AmerisourceBergen	20,724	1,517
Amgen	70,558	8,184
ARIAD Pharmaceuticals * (A)	24,600	159
Baxter International	53,075	3,949
Becton Dickinson	17,644	2,077
Biogen Idec *	22,300	7,122

Description	Shares	Market Value ($ Thousands)

BioMarin Pharmaceutical *	12,500	$724
Bio-Rad Laboratories, Cl A *	2,500	302
Boston Scientific *	132,339	1,698
Bristol-Myers Squibb	154,359	7,678
Brookdale Senior Living, Cl A *	12,100	402
Bruker *	11,900	249
C.R. Bard	6,885	1,018
Cardinal Health	31,229	2,206
CareFusion *	21,764	934
Catamaran *	17,348	759
Celgene *	40,380	6,179
Cerner * (A)	29,196	1,578
Charles River Laboratories International *	6,143	329
Cigna	24,555	2,204
Community Health Systems *	13,591	568
Cooper	5,204	672
Covance *	5,136	431
Covidien	43,500	3,180
Cubist Pharmaceuticals *	7,000	466
DaVita *	16,916	1,194
Dentsply International	15,498	733
Edwards Lifesciences *	9,414	765
Eli Lilly	96,361	5,768
Endo International *	14,097	995
Envision Healthcare Holdings *	2,100	72
Express Scripts Holding *	72,536	5,184
Forest Laboratories *	26,173	2,481
Gilead Sciences *	143,934	11,689
HCA Holdings *	26,100	1,383
Health Net *	10,602	424
Henry Schein *	8,784	1,051
Hill-Rom Holdings	7,724	307
Hologic *	28,000	684
Hospira *	17,881	879
Humana	15,475	1,926
Idexx Laboratories *	5,052	649
Illumina *	11,505	1,821
Incyte *	8,500	421
Intuitive Surgical *	3,700	1,368
Jazz Pharmaceuticals *	4,800	681
Johnson & Johnson	266,209	27,010
Laboratory Corp of America Holdings *	7,711	791
LifePoint Hospitals *	4,976	305
Mallinckrodt * (A)	4,200	327
McKesson	22,166	4,204
Medivation *	7,600	554
MEDNAX *	9,400	542
Medtronic	98,685	6,023
Merck	285,643	16,527
Mettler Toledo International *	3,236	793
Mylan Laboratories *	37,419	1,865
Myriad Genetics * (A)	9,700	322
Omnicare (A)	11,331	720
Patterson (A)	9,383	367
PerkinElmer	10,134	456
Perrigo	11,300	1,562
Pfizer	633,022	18,756
Pharmacyclics * (A)	6,200	551
Premier, Cl A *	800	24
QIAGEN *	25,200	578
Quest Diagnostics	12,744	763

5	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Quintiles Transnational
Holdings *	700	$36
Regeneron Pharmaceuticals *	8,000	2,456
ResMed (A)	15,435	773
Salix Pharmaceuticals *	5,600	639
Seattle Genetics * (A)	10,800	360
Sirona Dental Systems *	3,900	293
St. Jude Medical	27,846	1,807
Stryker	30,504	2,577
Techne	4,541	399
Teleflex	4,440	474
Tenet Healthcare * (A)	9,398	442
Theravance * (A)	9,400	269
Thermo Fisher Scientific	36,425	4,258
United Therapeutics *	4,600	440
UnitedHealth Group	95,820	7,630
Universal Health Services, Cl B	7,376	661
Varian Medical Systems * (A)	8,930	736
VCA Antech *	10,839	365
Vertex Pharmaceuticals *	22,800	1,648
Waters *	8,672	868
WellPoint	27,031	2,929
Zimmer Holdings	16,525	1,724
Zoetis, Cl A	49,044	1,506

		242,350

Industrials — 11.1%
3M	61,533	8,772
ADT (A)	16,600	535
AECOM Technology *	11,700	376
AGCO	10,500	567
Air Lease, Cl A	7,900	326
Alaska Air Group	6,400	630
Allegion	10,966	574
Alliant Techsystems	3,436	434
AMERCO	900	249
American Airlines Group *	21,600	867
Ametek	22,480	1,193
AO Smith	8,300	410
Armstrong World Industries *	1,900	101
Avis Budget Group * (A)	11,500	658
Babcock & Wilcox (A)	11,950	386
BE Aerospace *	9,766	945
Boeing	71,491	9,669
C.H. Robinson Worldwide	13,486	807
Carlisle	5,766	489
Caterpillar	58,488	5,979
Chicago Bridge & Iron	10,595	862
Cintas	9,557	594
Clean Harbors * (A)	4,200	257
CNH Industrial	13,398	146
Colfax *	11,500	837
Con-way	7,023	325
Copa Holdings, Cl A	3,000	429
Copart *	12,918	459
Covanta Holding	13,700	262
Crane	3,200	237
CSX	93,996	2,763
Cummins	17,412	2,663
Danaher	58,402	4,581
Deere	35,919	3,275
Delta Air Lines	79,100	3,157
Donaldson (A)	15,844	645

Description	Shares	Market Value ($ Thousands)

Dover	16,757	$1,461
Dun & Bradstreet	3,656	377
Eaton	43,718	3,222
Emerson Electric	70,020	4,673
Equifax	11,856	839
Exelis	13,802	236
Expeditors International of Washington	20,848	949
Fastenal (A)	29,024	1,415
FedEx	27,444	3,957
Flowserve	14,400	1,062
Fluor	15,208	1,142
Fortune Brands Home & Security	13,420	537
GATX	5,800	382
General Dynamics	27,572	3,257
General Electric	980,023	26,255
Genesee & Wyoming, Cl A *	4,600	448
Graco	6,424	469
Harsco	10,270	277
HD Supply Holdings *	4,700	123
Hertz Global Holdings *	29,700	877
Hexcel *	10,800	443
Honeywell International	73,790	6,873
Hubbell, Cl B	6,392	748
Huntington Ingalls Industries	3,896	389
IDEX	7,693	590
IHS, Cl A *	7,000	881
Illinois Tool Works	34,080	2,950
Ingersoll-Rand	28,300	1,693
Iron Mountain	17,490	545
ITT	7,951	347
Jacobs Engineering Group *	10,802	595
JB Hunt Transport Services	9,872	767
Joy Global (A)	9,933	568
Kansas City Southern	10,700	1,150
KAR Auction Services	9,700	296
KBR	15,880	386
Kennametal	7,000	315
Kirby *	5,200	575
L-3 Communications Holdings, Cl 3	8,977	1,088
Landstar System	5,765	374
Lennox International	3,900	331
Lincoln Electric Holdings	9,000	591
Lockheed Martin	24,129	3,949
Manitowoc	16,600	449
Manpowergroup	7,984	655
Masco	37,809	805
MRC Global *	10,700	308
MSC Industrial Direct, Cl A	4,920	453
Navistar International * (A)	6,800	233
Nielsen Holdings	18,800	907
Nordson	6,900	563
Norfolk Southern	29,033	2,925
Northrop Grumman	20,378	2,477
Old Dominion Freight Line *	7,600	486
Oshkosh Truck	9,459	511
Owens Corning	10,800	443
Paccar	32,170	2,038
Pall	9,345	792
Parker Hannifin	14,704	1,841
Pentair	19,973	1,491

6	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Pitney Bowes (A)	18,085	$500
Precision Castparts	13,546	3,427
Quanta Services *	19,700	669
Raytheon	31,168	3,041
Regal-Beloit	4,900	374
Republic Services, Cl A	27,242	964
Robert Half International	15,076	687
Rockwell Automation	13,704	1,659
Rockwell Collins	11,479	907
Rollins	5,900	181
Roper Industries	9,700	1,374
RR Donnelley & Sons	12,677	201
Ryder System	3,606	313
Snap-on	4,591	539
SolarCity * (A)	700	37
Southwest Airlines	70,520	1,865
Spirit Aerosystems Holdings, Cl A *	12,200	396
SPX	5,411	566
Stanley Black & Decker	15,793	1,380
Stericycle *	7,426	849
Terex	10,048	386
Textron	27,622	1,083
Timken	7,869	505
Toro	6,220	402
Towers Watson, Cl A	5,400	607
TransDigm Group	4,500	849
Trinity Industries	6,200	537
Triumph Group	6,200	430
Union Pacific	43,916	8,751
United Continental Holdings *	34,700	1,540
United Parcel Service, Cl B	68,041	7,068
United Rentals * (A)	8,000	808
United Technologies	86,590	10,063
URS	6,800	306
Valmont Industries (A)	2,900	449
Verisk Analytics, Cl A *	12,800	758
WABCO Holdings *	6,024	643
Wabtec	7,800	614
Waste Connections	13,350	608
Waste Management (A)	42,294	1,890
WESCO International * (A)	3,400	290
WW Grainger	5,781	1,494
Xylem	19,102	713

		211,961

Information Technology — 17.6%
3D Systems * (A)	10,400	527
Accenture, Cl A	62,500	5,091
Activision Blizzard	23,456	487
Adobe Systems *	49,602	3,201
Advanced Micro Devices * (A)	63,134	252
Akamai Technologies *	15,218	827
Alliance Data Systems *	4,512	1,155
Altera	30,873	1,023
Amdocs	16,800	808
Amphenol, Cl A	15,592	1,494
Analog Devices	30,212	1,582
Ansys *	7,700	566
AOL *	9,434	342
Apple	81,745	51,745
Applied Materials	109,655	2,214
Arrow Electronics *	9,689	559
Atmel *	46,100	386

Description	Shares	Market Value ($ Thousands)

Autodesk *	22,637	$1,185
Automatic Data Processing	47,492	3,784
Avago Technologies, Cl A	22,800	1,611
Avnet	13,910	606
AVX	1,424	19
Broadcom, Cl A	56,068	1,787
Broadridge Financial Solutions	13,073	536
Brocade Communications Systems	47,500	433
CA	29,938	859
Cadence Design Systems * (A)	28,263	472
Cisco Systems	504,527	12,422
Citrix Systems * (A)	17,287	1,071
Cognizant Technology Solutions, Cl A *	55,476	2,697
Computer Sciences	13,264	834
Compuware	21,851	216
Comverse *	1	—
Concur Technologies * (A)	4,200	359
CoreLogic *	9,984	285
Corning	120,058	2,557
Cree * (A)	11,822	569
Diebold	7,029	264
Dolby Laboratories, Cl A * (A)	6,443	268
DST Systems	3,595	328
eBay *	121,611	6,169
EchoStar, Cl A *	3,732	191
Electronic Arts *	28,465	1,000
EMC	204,297	5,426
Equinix *	4,100	815
F5 Networks *	6,338	688
Facebook, Cl A *	160,600	10,166
FactSet Research Systems (A)	4,900	525
Fairchild Semiconductor International, Cl A *	16,200	238
Fidelity National Information Services	28,690	1,553
First Solar *	7,900	488
Fiserv *	22,338	1,343
FleetCor Technologies *	6,100	771
FLIR Systems	11,000	384
Fortinet *	16,500	371
Freescale Semiconductor *	3,500	78
Gartner *	10,100	718
Genpact *	15,700	264
Global Payments	8,234	564
Google, Cl C *	25,529	14,321
Google, Cl A *	25,529	14,594
Harris	8,989	694
Hewlett-Packard	182,170	6,103
IAC	7,532	499
Informatica * (A)	8,500	311
Ingram Micro, Cl A *	11,223	312
Intel (A)	469,358	12,823
International Business Machines	92,498	17,053
Intuit	27,086	2,148
IPG Photonics * (A)	4,000	252
Jabil Circuit	19,974	376
Jack Henry & Associates	7,900	458
JDS Uniphase *	28,640	314
Juniper Networks *	46,225	1,131
Kla-Tencor	14,109	924

7	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Knowles *	8,378	$236
Lam Research	13,552	841
Leidos Holdings (A)	8,900	339
Lexmark International, Cl A (A)	6,586	287
Linear Technology	19,757	912
LinkedIn, Cl A *	8,600	1,377
Marvell Technology Group	36,400	567
Mastercard, Cl A	109,900	8,402
Maxim Integrated Products	25,000	856
Microchip Technology (A)	16,422	782
Micron Technology *	94,716	2,708
Micros Systems * (A)	6,200	331
Microsoft	792,000	32,424
Motorola Solutions	21,633	1,459
National Instruments	9,904	284
NCR *	15,189	496
NetApp	33,255	1,231
NetSuite * (A)	4,000	322
NeuStar, Cl A * (A)	4,377	123
Nuance Communications * (A)	29,700	481
Nvidia	58,256	1,107
ON Semiconductor *	39,300	341
Oracle	317,420	13,338
Palo Alto Networks *	4,300	322
Pandora Media *	12,800	314
Paychex	31,807	1,307
Polycom *	13,100	167
Qualcomm	163,159	13,126
Rackspace Hosting *	8,200	299
Red Hat *	18,727	939
Riverbed Technology * (A)	19,700	400
Rovi *	11,000	266
Salesforce.com * (A)	57,852	3,045
SanDisk (A)	20,569	1,987
Science Applications International (A)	5,085	197
ServiceNow * (A)	8,500	445
Silicon Laboratories * (A)	5,400	244
Skyworks Solutions	17,700	767
SolarWinds *	7,600	297
Solera Holdings	7,400	483
Splunk *	10,800	452
Stratasys * (A)	3,000	279
Symantec	68,348	1,503
Synopsys *	15,982	615
Tech Data *	5,350	318
Teradata *	13,289	558
Teradyne	23,063	410
Texas Instruments	108,108	5,079
TIBCO Software *	16,600	357
Total System Services	14,991	454
Trimble Navigation *	27,628	997
Twitter *	6,700	218
Vantiv, Cl A *	11,100	344
VeriFone Holdings *	13,400	440
Verint Systems *	1	—
VeriSign * (A)	11,385	570
Visa, Cl A	49,300	10,591
Vishay Intertechnology (A)	12,950	193
VMware, Cl A * (A)	7,000	675
Western Digital	20,730	1,821
Western Union (A)	46,728	756
Workday, Cl A *	4,700	368

Description	Shares	Market Value ($ Thousands)

Xerox	119,996	$1,482
Xilinx	24,257	1,139
Yahoo! *	85,981	2,979
Zebra Technologies, Cl A *	3,725	277
Zynga, Cl A *	75,300	260

		336,470

Materials — 3.7%
Air Products & Chemicals	18,994	2,279
Airgas	5,315	565
Albemarle	7,544	522
Alcoa (A)	104,502	1,422
Allegheny Technologies (A)	8,097	332
AptarGroup	6,000	400
Ashland	8,376	863
Avery Dennison	9,110	462
Ball	11,850	715
Bemis	9,174	380
Cabot	4,273	242
Carpenter Technology	5,500	344
Celanese, Cl A	13,683	858
CF Industries Holdings	4,566	1,111
Cliffs Natural Resources (A)	17,300	271
Compass Minerals International	4,100	381
Crown Holdings *	15,051	735
Cytec Industries	3,481	346
Domtar	2,200	200
Dow Chemical	113,270	5,904
E.I. du Pont de Nemours	86,192	5,974
Eagle Materials	5,300	461
Eastman Chemical	14,228	1,256
Ecolab	24,108	2,632
FMC	12,520	958
Freeport-McMoRan Copper & Gold, Cl B	95,624	3,256
Greif, Cl A	3,500	191
Huntsman	15,429	412
International Flavors & Fragrances	8,791	873
International Paper	40,355	1,922
LyondellBasell Industries, Cl A	36,700	3,654
Martin Marietta Materials (A)	3,663	450
MeadWestvaco	16,558	672
Monsanto	50,050	6,098
Mosaic	29,278	1,464
NewMarket (A)	900	352
Newmont Mining	47,833	1,095
Nucor	31,190	1,579
Owens-Illinois *	17,691	588
Packaging Corp of America	10,599	733
PPG Industries	13,123	2,646
Praxair	28,925	3,825
Reliance Steel & Aluminum	7,100	511
Rock Tenn, Cl A	5,900	596
Rockwood Holdings	5,600	428
Royal Gold	8,000	502
RPM International	12,269	528
Scotts Miracle-Gro, Cl A	5,306	318
Sealed Air	18,468	608
Sherwin-Williams	8,737	1,788
Sigma-Aldrich (A)	10,548	1,039
Silgan Holdings	4,455	218
Sonoco Products	9,046	382

8	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Large Cap Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Southern Copper	14,168	$421
Steel Dynamics	23,600	408
Tahoe Resources *	7,500	156
United States Steel (A)	13,883	320
Valspar	9,664	721
Vulcan Materials	10,657	649
Westlake Chemical	3,800	307
WR Grace *	6,200	571

		69,894

Telecommunication Services — 2.4%
AT&T	509,133	18,059
CenturyLink (A)	53,954	2,033
Frontier Communications (A)	100,895	584
Level 3 Communications *	17,646	770
SBA Communications, Cl A *	13,000	1,320
Sprint *	82,015	783
Telephone & Data Systems	11,780	326
T-Mobile US *	18,500	635
tw telecom, Cl A *	13,600	446
US Cellular	831	36
Verizon Communications	390,676	19,518
Windstream Holdings (A)	54,147	518

		45,028

Utilities — 3.1%
AES	61,624	869
AGL Resources	10,947	584
Alliant Energy	11,476	669
Ameren	26,090	1,027
American Electric Power	44,450	2,372
American Water Works	14,500	705
Aqua America (A)	20,346	516
Atmos Energy	11,591	581
Calpine *	32,200	751
Centerpoint Energy	45,915	1,107
CMS Energy	25,242	751
Consolidated Edison	28,816	1,585
Dominion Resources	56,512	3,897
DTE Energy	15,964	1,215
Duke Energy	68,716	4,884
Edison International	31,879	1,758
Entergy	16,298	1,229
Exelon	78,776	2,901
FirstEnergy	40,827	1,381
Great Plains Energy	17,371	442
Hawaiian Electric Industries (A)	11,946	287
Integrys Energy Group (A)	6,202	360
ITC Holdings	15,600	571
MDU Resources Group	17,521	594
National Fuel Gas (A)	7,889	592
NextEra Energy	41,573	4,048
NiSource	27,121	1,014
Northeast Utilities	30,708	1,394
NRG Energy (A)	32,500	1,158
OGE Energy	21,436	787
ONE Gas	4,739	173
Pepco Holdings	28,144	780
PG&E	43,518	1,996
Pinnacle West Capital	10,192	565
PPL	62,326	2,187
Public Service Enterprise Group	49,752	1,938
Questar	15,646	377

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

SCANA	14,620	$760
Sempra Energy	22,223	2,230
Southern	85,303	3,735
TECO Energy (A)	18,500	319
UGI	10,350	504
Vectren	8,791	351
Westar Energy, Cl A	9,800	353
Wisconsin Energy	23,198	1,056
Xcel Energy	48,581	1,494

		58,847

Total Common Stock (Cost $1,097,458) ($ Thousands)		1,869,843

AFFILIATED PARTNERSHIP — 5.0%
SEI Liquidity Fund, L.P. 0.070% ** † (C)	94,496,412	94,496

Total Affiliated Partnership (Cost $94,496) ($ Thousands)		94,496

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	29,960,253	29,960

Total Cash Equivalent (Cost $29,960) ($ Thousands)		29,960

U.S. TREASURY OBLIGATION (D) (E) — 0.1%
U.S. Treasury Bills 0.010%, 08/07/2014	$2,150	2,150

Total U.S. Treasury Obligation (Cost $2,150) ($ Thousands)		2,150

Total Investments — 104.8% (Cost $1,224,064) ($ Thousands)		$1,996,449

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	337	Jun-2014	$1,466
S&P Mid 400 Index E-MINI	26	Jun-2014	69

			$1,535

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,905,609 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

†	Investment in Affiliated Security.

9	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule Of Investments

Large Cap Index Fund

May 31, 2014

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at May 31, 2014. The total market value of securities on loan at May 31, 2014 was $92,078 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2014 was $94,496 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

Ser — Series

SPX — Standard & Poor’s 500 Index

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,869,843	$—	$—	$1,869,843
Affiliated Partnership	—	94,496	—	94,496
Cash Equivalent	29,960	—	—	29,960
U.S. Treasury Obligation	—	2,150	—	2,150

Total Investments in Securities	$1,899,803	$96,646	$—	$1,996,449

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts * Unrealized Appreciation	$1,535	$—	$—	$1,535

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

S&P 500 Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.4%

Consumer Discretionary — 11.8%
Amazon.com *	17,864	$5,583
AutoNation *	2,900	166
AutoZone *	1,645	876
Bed Bath & Beyond *	10,200	621
Best Buy	12,800	354
BorgWarner	10,900	686
Cablevision Systems, Cl A	9,800	173
Carmax *	10,700	474
Carnival, Cl A	21,000	841
CBS, Cl B	26,400	1,574
Chipotle Mexican Grill, Cl A *	1,524	834
Coach	13,300	541
Comcast, Cl A	124,900	6,520
Darden Restaurants	6,400	321
Delphi Automotive	13,300	918
DIRECTV *	22,700	1,871
Discovery Communications, Cl A *	10,600	816
Dollar General *	14,100	758
Dollar Tree *	10,000	530
DR Horton	13,300	315
Expedia	4,800	352
Family Dollar Stores	4,700	275
Ford Motor	188,900	3,105
Fossil Group *	2,300	241
GameStop, Cl A	5,700	216
Gannett	10,600	294
Gap	12,700	524
Garmin (A)	5,900	348
General Motors	62,400	2,158
Genuine Parts	7,400	639
Goodyear Tire & Rubber	13,200	348
Graham Holdings, Cl B	158	107
H&R Block	13,200	393
Harley-Davidson	10,500	748
Harman International Industries	3,300	347
Hasbro	5,600	301
Home Depot	67,500	5,415
International Game Technology	11,300	142
Interpublic Group	20,600	394
Johnson Controls	31,800	1,538
Kohl’s	9,600	523
L Brands	11,700	671
Leggett & Platt	6,400	217
Lennar, Cl A	8,600	352
Lowe’s	50,100	2,359
Macy’s	17,700	1,060
Marriott International, Cl A	10,600	653
Mattel	16,300	633
McDonald’s	47,400	4,808
Michael Kors Holdings *	8,600	812
Mohawk Industries *	2,900	393
NetFlix *	2,897	1,210
Newell Rubbermaid	13,400	392
News *	23,900	408
NIKE, Cl B	35,700	2,746
Nordstrom	6,900	470
Omnicom Group	12,400	882
O’Reilly Automotive *	5,100	754
PetSmart	5,000	287

Description	Shares	Market Value ($ Thousands)

priceline.com *	2,522	$3,225
PulteGroup	16,700	327
PVH	3,900	513
Ralph Lauren, Cl A	2,800	430
Ross Stores	10,300	705
Scripps Networks Interactive, Cl A	5,300	405
Staples (A)	31,700	357
Starbucks	36,400	2,666
Starwood Hotels & Resorts Worldwide	9,200	734
Target	30,500	1,731
Tiffany	5,300	527
Time Warner	42,700	2,982
Time Warner Cable, Cl A	13,300	1,877
TJX	34,300	1,868
Tractor Supply	6,700	436
TripAdvisor *	5,300	515
Twenty-First Century Fox, Cl A	92,900	3,290
Under Armour, Cl A *	7,700	391
Urban Outfitters *	5,000	167
VF	17,000	1,071
Viacom, Cl B	19,100	1,630
Walt Disney	78,100	6,561
Whirlpool	3,700	531
Wyndham Worldwide	6,100	451
Wynn Resorts	3,900	838
Yum! Brands	21,200	1,639

		98,154

Consumer Staples — 9.6%
Altria Group	95,500	3,969
Archer-Daniels-Midland	31,500	1,416
Avon Products	20,200	288
Brown-Forman, Cl B	7,800	723
Campbell Soup	8,600	395
Clorox	6,200	556
Coca-Cola	181,600	7,429
Coca-Cola Enterprises	11,400	520
Colgate-Palmolive	41,800	2,859
ConAgra Foods	20,100	649
Constellation Brands, Cl A *	8,000	673
Costco Wholesale	21,000	2,436
CVS Caremark	56,600	4,433
Dr. Pepper Snapple Group	9,500	548
Estee Lauder, Cl A	12,200	935
General Mills	29,900	1,642
Hershey	7,300	711
Hormel Foods	6,300	310
JM Smucker	5,000	513
Kellogg	12,300	848
Keurig Green Mountain (A)	6,200	699
Kimberly-Clark	18,300	2,056
Kraft Foods Group	28,500	1,695
Kroger	24,800	1,184
Lorillard (A)	17,300	1,076
McCormick	6,300	455
Mead Johnson Nutrition, Cl A	9,700	868
Molson Coors Brewing, Cl B	7,600	500
Mondelez International, Cl A	81,500	3,066
Monster Beverage *	6,500	451
PepsiCo	73,000	6,448
Philip Morris International	76,000	6,729

1	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

S&P 500 Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Procter & Gamble	130,000	$10,503
Reynolds American	14,900	888
Safeway	11,000	378
Sysco	28,100	1,055
Tyson Foods, Cl A	12,900	548
Walgreen	42,000	3,020
Wal-Mart Stores	77,500	5,950
Whole Foods Market	17,900	684

		80,106

Energy — 10.3%
Anadarko Petroleum	24,100	2,479
Apache	18,900	1,762
Baker Hughes	21,100	1,488
Cabot Oil & Gas	20,200	732
Cameron International *	9,700	620
Chesapeake Energy	24,300	698
Chevron	91,500	11,235
ConocoPhillips	58,700	4,693
CONSOL Energy	11,000	486
Denbury Resources (A)	16,600	280
Devon Energy	18,500	1,367
Diamond Offshore Drilling (A)	3,400	174
Ensco, Cl A	11,200	590
EOG Resources	26,300	2,783
EQT	7,200	770
Exxon Mobil	207,148	20,825
FMC Technologies *	11,300	656
Halliburton	40,800	2,637
Helmerich & Payne	5,200	572
Hess	13,100	1,196
Kinder Morgan	32,200	1,075
Marathon Oil	33,500	1,228
Marathon Petroleum	14,200	1,269
Murphy Oil	8,300	512
Nabors Industries	12,200	320
National Oilwell Varco	20,500	1,678
Newfield Exploration *	6,700	244
Noble	12,200	384
Noble Energy	17,300	1,247
Occidental Petroleum	38,100	3,798
ONEOK	10,000	645
Peabody Energy	13,200	213
Phillips 66	28,200	2,391
Pioneer Natural Resources	6,900	1,450
QEP Resources	8,800	281
Range Resources	7,800	725
Rowan, Cl A	5,700	176
Schlumberger	62,600	6,513
Southwestern Energy *	16,900	769
Spectra Energy	32,200	1,307
Tesoro	6,300	354
Transocean (A)	16,300	693
Valero Energy	25,500	1,429
Williams	32,800	1,540

		86,284

Financials — 15.7%
ACE	16,200	1,680
Aflac	21,900	1,341
Allstate	21,500	1,253
American Express	43,800	4,008
American International Group	70,100	3,790
American Tower, Cl A ‡	18,900	1,694

Description	Shares	Market Value ($ Thousands)

Ameriprise Financial	9,100	$1,025
Aon	14,500	1,304
Apartment Investment & Management, Cl A ‡	7,200	227
Assurant	3,500	237
AvalonBay Communities ‡	5,800	823
Bank of America	506,500	7,668
Bank of New York Mellon	54,400	1,880
BB&T	34,100	1,293
Berkshire Hathaway, Cl B *	86,250	11,069
BlackRock, Cl A	6,000	1,829
Boston Properties ‡	7,300	881
Capital One Financial	27,600	2,177
CBRE Group, Cl A *	13,600	406
Charles Schwab	56,000	1,412
Chubb	11,800	1,094
Cincinnati Financial	7,100	348
Citigroup	145,500	6,922
CME Group, Cl A	15,200	1,094
Comerica	8,700	417
Crown Castle International ‡	16,000	1,228
Discover Financial Services	22,600	1,336
E*TRADE Financial *	14,100	287
Equity Residential ‡	16,200	1,001
Essex Property Trust ‡ (A)	3,000	543
Fifth Third Bancorp	41,000	848
Franklin Resources	19,400	1,071
General Growth Properties ‡	25,000	596
Genworth Financial, Cl A *	23,800	404
Goldman Sachs Group	20,200	3,228
Hartford Financial Services Group	21,400	742
HCP ‡	22,000	918
Health Care ‡	14,000	885
Host Hotels & Resorts ‡	36,200	799
Hudson City Bancorp	23,300	228
Huntington Bancshares	39,900	370
IntercontinentalExchange Group	5,500	1,080
Invesco	20,700	760
JPMorgan Chase	181,500	10,086
KeyCorp	42,600	583
Kimco Realty ‡	19,700	451
Legg Mason (A)	5,100	249
Leucadia National	15,000	385
Lincoln National	12,600	604
Loews	14,700	634
M&T Bank	6,300	765
Macerich ‡	6,700	442
Marsh & McLennan	26,300	1,322
McGraw-Hill	13,000	1,063
MetLife	53,800	2,740
Moody’s	9,000	770
Morgan Stanley	67,600	2,086
NASDAQ OMX Group	5,400	205
Navient	20,500	324
Northern Trust	10,700	646
People’s United Financial	15,200	218
Plum Creek Timber ‡	8,500	383
PNC Financial Services Group	25,600	2,183
Principal Financial Group	13,200	617
Progressive	26,200	656
Prologis ‡	24,000	996

2	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

S&P 500 Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Prudential Financial	22,200	$1,824
Public Storage ‡	7,000	1,207
Regions Financial	68,000	693
Simon Property Group ‡	15,100	2,514
State Street	20,800	1,358
SunTrust Banks	25,700	985
T. Rowe Price Group	12,500	1,019
Torchmark	4,300	348
Travelers	16,900	1,579
Unum Group	12,400	421
US Bancorp	87,300	3,683
Ventas ‡	14,200	949
Vornado Realty Trust ‡	8,300	889
Washington Prime Group *‡	850	17
Wells Fargo	229,500	11,654
Weyerhaeuser ‡	28,200	886
XL Group, Cl A	13,200	429
Zions Bancorporation	8,600	246

		131,305

Health Care — 13.1%
Abbott Laboratories	74,100	2,965
AbbVie	76,100	4,135
Actavis *	8,400	1,777
Aetna	17,400	1,349
Agilent Technologies	16,100	917
Alexion Pharmaceuticals *	9,500	1,580
Allergan	14,300	2,395
AmerisourceBergen	11,000	805
Amgen	36,200	4,199
Baxter International	26,200	1,950
Becton Dickinson	9,300	1,095
Biogen Idec *	11,300	3,609
Boston Scientific *	63,800	819
Bristol-Myers Squibb	78,700	3,915
C.R. Bard	3,700	547
Cardinal Health	16,500	1,165
CareFusion *	10,000	429
Celgene *	19,400	2,969
Cerner *	14,300	773
Cigna	13,200	1,185
Covidien	21,700	1,586
DaVita *	8,500	600
Dentsply International	6,900	326
Edwards Lifesciences *	5,100	414
Eli Lilly	47,300	2,831
Express Scripts Holding *	37,200	2,659
Forest Laboratories *	11,500	1,090
Gilead Sciences *	73,700	5,985
Hospira *	8,000	393
Humana	7,400	921
Intuitive Surgical *	1,800	666
Johnson & Johnson	135,600	13,758
Laboratory Corp of America Holdings *	4,100	421
McKesson	11,100	2,105
Medtronic	47,900	2,923
Merck	140,900	8,152
Mylan Laboratories *,(A)	17,900	892
Patterson (A)	3,800	149
PerkinElmer	5,500	247
Perrigo	6,400	884
Pfizer	305,900	9,064

Description	Shares	Market Value ($ Thousands)

Quest Diagnostics	6,900	$413
Regeneron Pharmaceuticals *	3,800	1,166
St. Jude Medical	13,700	889
Stryker	14,200	1,200
Tenet Healthcare *	4,700	221
Thermo Fisher Scientific	18,800	2,198
UnitedHealth Group	47,400	3,774
Varian Medical Systems *	5,000	412
Vertex Pharmaceuticals *	11,300	817
Waters *	4,100	411
WellPoint	13,600	1,474
Zimmer Holdings	8,100	845
Zoetis, Cl A	23,900	734

		109,198

Industrials — 10.5%
3M	30,200	4,305
ADT (A)	9,000	290
Allegion	4,400	231
Ametek	11,700	621
Boeing	32,800	4,436
C.H. Robinson Worldwide	7,100	425
Caterpillar	30,500	3,118
Cintas	4,700	292
CSX	48,300	1,420
Cummins	8,300	1,269
Danaher	28,800	2,259
Deere	17,800	1,623
Delta Air Lines	41,000	1,636
Dover	8,100	706
Dun & Bradstreet	1,800	186
Eaton	22,900	1,688
Emerson Electric	33,600	2,242
Equifax	5,900	418
Expeditors International of Washington	9,700	442
Fastenal (A)	13,100	639
FedEx	13,300	1,917
Flowserve	6,600	487
Fluor	7,700	578
General Dynamics	15,600	1,843
General Electric	480,900	12,883
Honeywell International	37,600	3,502
Illinois Tool Works	18,700	1,618
Ingersoll-Rand	12,400	742
Iron Mountain	8,300	258
Jacobs Engineering Group *	6,300	347
Joy Global (A)	4,900	280
Kansas City Southern	5,300	570
L-3 Communications Holdings, Cl 3	4,100	497
Lockheed Martin	13,000	2,127
Masco	17,100	364
Nielsen Holdings	13,600	656
Norfolk Southern	14,900	1,501
Northrop Grumman	10,400	1,264
Paccar	17,000	1,077
Pall	5,300	449
Parker Hannifin	7,100	889
Pentair	9,500	709
Pitney Bowes	9,900	274
Precision Castparts	7,000	1,771
Quanta Services *	10,400	353

3	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

S&P 500 Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Raytheon	15,200	$1,483
Republic Services, Cl A	13,000	460
Robert Half International	6,700	305
Rockwell Automation	6,600	799
Rockwell Collins	6,500	514
Roper Industries	4,800	680
Ryder System	2,500	217
Snap-on	2,800	328
Southwest Airlines	33,600	889
Stanley Black & Decker	7,500	656
Stericycle *	4,100	469
Textron	13,500	530
Tyco International	22,000	960
Union Pacific	21,800	4,344
United Parcel Service, Cl B	34,000	3,532
United Technologies	40,300	4,684
Waste Management	20,800	929
WW Grainger	2,900	749
Xylem	9,000	336

		88,066

Information Technology — 18.5%
Accenture, Cl A	30,500	2,484
Adobe Systems *	22,300	1,439
Akamai Technologies *	8,600	467
Alliance Data Systems *	2,500	640
Altera	15,200	504
Amphenol, Cl A	7,600	728
Analog Devices	15,100	791
Apple	42,773	27,075
Applied Materials	58,300	1,177
Autodesk *	10,900	571
Automatic Data Processing	23,200	1,849
Avago Technologies, Cl A	12,000	848
Broadcom, Cl A	26,400	841
CA	15,500	445
Cisco Systems	246,800	6,076
Citrix Systems *	7,800	483
Cognizant Technology Solutions, Cl A *	29,100	1,415
Computer Sciences	7,000	440
Corning	62,600	1,333
eBay *	55,800	2,831
Electronic Arts *	14,800	520
EMC	97,000	2,576
F5 Networks *	3,500	380
Facebook, Cl A *	81,800	5,178
Fidelity National Information Services	13,900	753
First Solar *	3,300	204
Fiserv *	12,200	733
FLIR Systems	6,500	227
Google, Cl A *	13,486	7,709
Google, Cl C *	13,486	7,565
Harris	5,200	402
Hewlett-Packard	91,000	3,049
Intel (A)	238,300	6,510
International Business Machines	46,960	8,658
Intuit	13,600	1,078
Jabil Circuit	8,600	162
Juniper Networks *	22,500	550
Kla-Tencor	8,000	524

Description	Shares	Market Value ($ Thousands)

Lam Research	7,800	$484
Linear Technology	11,300	522
Mastercard, Cl A	48,860	3,735
Microchip Technology (A)	9,500	452
Micron Technology *	50,900	1,455
Microsoft	362,100	14,825
Motorola Solutions	10,800	728
NetApp	15,900	588
Nvidia	26,600	506
Oracle	166,000	6,975
Paychex	15,500	637
Qualcomm	81,000	6,517
Red Hat *	9,100	456
Salesforce.com *	26,900	1,416
SanDisk	10,900	1,053
Seagate Technology (A)	15,700	844
Symantec	33,100	728
TE Connectivity	19,700	1,171
Teradata *	7,600	319
Texas Instruments	51,900	2,438
Total System Services	8,100	245
VeriSign *,(A)	5,900	296
Visa, Cl A	24,300	5,221
Western Digital	10,100	887
Western Union (A)	26,300	425
Xerox	53,400	660
Xilinx	12,800	601
Yahoo! *	45,000	1,559

		154,958

Materials — 3.5%
Air Products & Chemicals	10,200	1,224
Airgas	3,200	340
Alcoa	56,300	766
Allegheny Technologies	5,300	218
Avery Dennison	4,700	238
Ball	6,700	404
Bemis	4,700	195
CF Industries Holdings	2,500	608
Dow Chemical	58,400	3,044
E.I. du Pont de Nemours	44,500	3,084
Eastman Chemical	7,300	644
Ecolab	13,000	1,419
FMC	6,400	490
Freeport-McMoRan Copper & Gold, Cl B	50,100	1,706
International Flavors & Fragrances	3,900	387
International Paper	21,100	1,005
LyondellBasell Industries, Cl A	20,700	2,061
MeadWestvaco	8,200	333
Monsanto	25,200	3,071
Mosaic	16,200	810
Newmont Mining	23,900	547
Nucor	15,200	770
Owens-Illinois *	8,100	269
PPG Industries	6,700	1,351
Praxair	14,100	1,865
Sealed Air	9,600	316
Sherwin-Williams	4,100	839
Sigma-Aldrich	5,700	562
United States Steel (A)	6,600	152

4	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

S&P 500 Index Fund

May 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Vulcan Materials	6,300	$384

		29,102

Telecommunication Services — 2.4%
AT&T	249,600	8,853
CenturyLink (A)	27,800	1,047
Frontier Communications	46,600	270
Verizon Communications	198,500	9,917
Windstream Holdings (A)	27,700	265

		20,352

Utilities — 3.0%
AES	31,600	445
AGL Resources	5,800	310
Ameren	11,600	456
American Electric Power	23,400	1,248
Centerpoint Energy	20,600	497
CMS Energy	12,800	381
Consolidated Edison	14,000	770
Dominion Resources	27,900	1,924
DTE Energy	8,500	647
Duke Energy	33,800	2,402
Edison International	15,700	866
Entergy	8,600	649
Exelon	41,000	1,510
FirstEnergy	20,100	680
Integrys Energy Group	3,700	215
NextEra Energy	20,900	2,035
NiSource	15,000	560
Northeast Utilities	15,100	685
NRG Energy	15,600	556
Pepco Holdings	12,200	338
PG&E	22,000	1,009
Pinnacle West Capital	5,400	299
PPL	30,400	1,067
Public Service Enterprise Group	24,200	943
SCANA	6,900	359
Sempra Energy	10,900	1,094
Southern	42,800	1,874
TECO Energy	9,400	162
Wisconsin Energy	10,800	492
Xcel Energy	23,900	735

		25,208

Total Common Stock (Cost $785,864) ($ Thousands)		822,733

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P. 0.070% ** † (B)	13,411,796	13,412

Total Affiliated Partnership (Cost $13,412) ($ Thousands)		13,412

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	8,200,400	8,200

Total Cash Equivalent (Cost $8,200) ($ Thousands)		8,200

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills 0.010%, 08/07/2014	$1,100	1,100

Description	Market Value ($ Thousands)

Total U.S. Treasury Obligation (Cost $1,100) ($ Thousands)	$1,100

Total Investments — 101.1% (Cost $808,576) ($ Thousands)	$845,445

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	146	Jun-2014	$647

For the year ended May, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $836,591 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at May 31, 2014. The total market value of securities on loan at May 31, 2014 was $13,232 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of May 31, 2014 was $13,412 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$822,733	$—	$—	$822,733
Affiliated Partnership	—	13,412	—	13,412
Cash Equivalent	8,200	—	—	8,200
U.S. Treasury Obligation	—	1,100	—	1,100

Total Investments in Securities	$830,933	$14,512	$—	$845,445

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$647	$—	$—	$647

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Consumer Discretionary — 15.3%
1-800-Flowers.com, Cl A *	1,700	$9
Aaron’s	8,516	280
Abercrombie & Fitch, Cl A (A)	9,200	350
Advance Auto Parts	9,099	1,130
Aeropostale * (A)	8,049	31
AH Belo, Cl A	2,700	32
Allison Transmission Holdings, Cl A	3,576	111
AMC Entertainment Holdings, Cl A	2,200	50
AMC Networks, Cl A *	7,760	480
American Axle & Manufacturing Holdings *	8,398	156
American Eagle Outfitters	22,522	242
American Public Education *	2,727	96
America’s Car-Mart *	850	31
ANN *	5,335	207
Apollo Education Group, Cl A *	12,700	340
Aramark	4,800	127
Arctic Cat	1,535	57
Asbury Automotive Group *	3,598	233
Ascena Retail Group *	14,968	250
Ascent Capital Group, Cl A *	1,754	108
Bally Technologies *	4,525	267
Barnes & Noble *	5,927	108
Bassett Furniture Industries	433	6
Beazer Homes USA *	2,961	58
bebe stores	1,520	6
Big 5 Sporting Goods	923	11
Big Lots *	7,846	333
Biglari Holdings *	169	71
BJ’s Restaurants * (A)	3,442	109
Black Diamond *	4,204	45
Bloomin’ Brands *	6,950	145
Blue Nile *	1,431	44
Blyth (A)	420	4
Bob Evans Farms	3,287	147
Body Central *	1,000	1
Bon-Ton Stores	800	8
Boyd Gaming *	8,845	97
Bravo Brio Restaurant Group *	1,076	17
Bridgepoint Education *	2,679	35
Bright Horizons Family
Solutions *	2,135	83
Brinker International	8,682	431
Brown Shoe	6,276	177
Brunswick	10,883	469
Buckle (A)	3,451	155
Buffalo Wild Wings *	2,427	351
Burger King Worldwide (A)	13,200	339
Burlington Stores *	1,900	54
Cabela’s *	6,239	382
Caesars Entertainment *(A)	4,583	84
Callaway Golf	7,506	60
Capella Education	1,138	65
Career Education *	10,054	47
Carmike Cinemas *	2,242	77
Carriage Services, Cl A	906	17
Carrols Restaurant Group *	3,300	23
Carter’s	6,570	474

Description	Shares	Market Value ($ Thousands)

Cato, Cl A	4,296	$124
Cavco Industries *	831	64
Central European Media Enterprises, Cl A *	7,006	20
Charter Communications, Cl A *	8,265	1,183
Cheesecake Factory	6,323	290
Chico’s FAS	18,851	286
Children’s Place Retail Stores	2,933	142
Choice Hotels International	3,477	156
Christopher & Banks *	3,400	23
Churchill Downs	1,734	149
Chuy’s Holdings *	2,335	76
Cinemark Holdings	14,940	471
Citi Trends *	597	12
Clear Channel Outdoor Holdings, Cl A	6,796	55
ClubCorp Holdings	2,800	49
Columbia Sportswear	1,922	161
Conn’s *	2,709	126
Container Store Group * (A)	1,600	46
Cooper Tire & Rubber	7,332	204
Core-Mark Holdings	1,209	100
Corinthian Colleges * (A)	3,043	3
Cracker Barrel Old Country Store	2,344	236
Crocs *	11,003	164
CSS Industries	492	12
CST Brands	8,300	274
Culp	361	7
Cumulus Media, Cl A *	13,239	84
Dana Holdings	19,098	423
Deckers Outdoor *	4,604	356
Del Frisco’s Restaurant Group *	1,000	27
Denny’s *	9,463	61
Destination Maternity	2,256	52
Destination XL Group *	4,342	23
DeVry Education Group	8,281	350
Dex Media * (A)	1,500	15
Diamond Resorts International *	1,900	37
Dick’s Sporting Goods	12,535	557
Dillard’s, Cl A	3,162	357
DineEquity	2,072	164
DISH Network, Cl A *	25,919	1,520
Domino’s Pizza	6,758	490
Dorman Products *	3,140	167
DreamWorks Animation SKG, Cl A *	8,691	244
Drew Industries	2,949	143
DSW, Cl A	8,292	208
Dunkin’ Brands Group (A)	13,530	606
Education Management *	1,700	3
Entercom Communications, Cl A *	882	9
Entravision Communications, Cl A	6,700	36
Ethan Allen Interiors	2,276	53
EveryWare Global * (A)	1,400	2
EW Scripps, Cl A *	3,470	68
Express *	9,762	123
Federal Mogul, Cl A *	1,816	30
Fiesta Restaurant Group *	2,305	93
Finish Line, Cl A	6,111	175
Five Below * (A)	3,805	138

1	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Foot Locker	18,914	$911
Francesca’s Holdings *	4,424	68
Fred’s, Cl A	3,479	53
FTD *	1,692	51
Fuel Systems Solutions *	1,394	14
Genesco *	2,769	207
Gentex	18,395	532
Gentherm *	4,948	204
G-III Apparel Group *	2,103	154
Global Sources *	751	6
GNC Holdings, Cl A	12,578	464
Gordmans Stores	1,400	6
Grand Canyon Education *	6,215	274
Gray Television *	7,100	81
Group 1 Automotive	2,535	204
Groupon, Cl A *	54,241	319
Guess?	6,717	171
Hanesbrands	12,338	1,047
Harte-Hanks	7,846	56
Haverty Furniture	2,163	54
Helen of Troy *	3,648	211
hhgregg * (A)	1,100	10
Hibbett Sports *	2,912	153
Hillenbrand	6,285	190
Hilton Worldwide Holdings *	16,100	364
HomeAway *	7,177	221
Hooker Furniture	410	6
Houghton Mifflin Harcourt *	2,800	51
Hovnanian Enterprises, Cl A * (A)	10,715	50
HSN	3,811	212
Hyatt Hotels, Cl A *	5,927	362
Iconix Brand Group * (A)	6,151	258
International Speedway, Cl A	2,798	87
Interval Leisure Group	5,698	117
Intrawest Resorts Holdings *	4,200	48
iRobot * (A)	3,702	131
Isle of Capri Casinos *	879	6
ITT Educational Services * (A)	2,156	37
J.C. Penney * (A)	32,395	291
Jack in the Box	4,921	284
JAKKS Pacific	427	4
Jamba *	1,407	15
Jarden *	15,907	900
John Wiley & Sons, Cl A	5,472	300
Johnson Outdoors, Cl A	700	17
Jos A Bank Clothiers * (A)	3,496	227
Journal Communications, Cl A *	7,199	59
K12 *	3,988	92
Kate Spade & Co *	15,398	561
KB Home (A)	9,585	158
Kimball International, Cl B	4,125	67
Kirkland’s *	2,028	36
Krispy Kreme Doughnuts *	8,271	156
Lamar Advertising, Cl A	10,097	498
Lands’ End * (A)	1,662	46
Las Vegas Sands	48,804	3,734
La-Z-Boy, Cl Z	6,426	157
LeapFrog Enterprises, Cl A * (A)	11,338	79
Lear	10,171	896
Libbey *	2,785	75
Liberty Global *	49,481	2,118

Description	Shares	Market Value ($ Thousands)

Liberty Global, Cl A * (A)	49,481	$2,228
Liberty Interactive, Cl A *	62,716	1,827
Liberty Media *	11,835	1,505
Liberty Ventures, Ser A *	8,892	590
Life Time Fitness * (A)	5,278	281
LifeLock *	9,063	102
Lifetime Brands	300	5
Lincoln Educational Services	922	4
Lions Gate Entertainment	10,709	280
Lithia Motors, Cl A	2,589	203
Live Nation *	16,503	391
LKQ *	37,404	1,038
Loral Space & Communications *	1,900	137
Luby’s *	770	4
Lumber Liquidators Holdings * (A)	3,226	251
M/I Homes *	2,694	61
Madison Square Garden, Cl A *	7,940	435
Marcus	2,761	46
MarineMax *	2,096	34
Marriott Vacations Worldwide *	3,574	202
Matthews International, Cl A	3,505	144
Mattress Firm Holding *	1,611	72
McClatchy, Cl A *	11,254	58
MDC Holdings	4,989	143
MDC Partners, Cl A	5,776	121
Media General, Cl A * (A)	1,900	34
Men’s Wearhouse	5,568	277
Meredith	4,044	182
Meritage Homes *	5,211	209
MGM Resorts International *	46,374	1,194
Modine Manufacturing *	7,374	113
Monarch Casino & Resort *	1,100	18
Monro Muffler (A)	3,528	191
Morgans Hotel Group *	2,200	17
Morningstar	2,320	165
Movado Group	2,720	104
Multimedia Games Holding *	3,204	92
Murphy USA *	6,500	331
Nathan’s Famous *	400	20
National CineMedia	7,907	124
Nautilus *	2,800	30
New York *	3,100	12
New York Times, Cl A	17,382	258
Nexstar Broadcasting Group, Cl A	3,322	154
Noodles, Cl A * (A)	700	23
Norwegian Cruise Line Holdings *	2,969	100
Nutrisystem	2,359	39
NVR *	575	640
Office Depot *	63,747	326
Orbitz Worldwide *	1,500	11
Orient-Express Hotels, Cl A *	11,930	157
Outerwall *	2,343	166
Overstock.com *	700	11
Oxford Industries	1,854	119
Pacific Sunwear of California *	5,000	12
Panera Bread, Cl A *	3,320	510
Papa John’s International	3,942	171
Penn National Gaming *	8,954	104
Penske Auto Group	5,788	269

2	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Pep Boys-Manny Moe & Jack *	4,965	$51
Perry Ellis International *	239	4
PetMed Express	1,196	16
Pier 1 Imports	10,489	185
Pinnacle Entertainment *	6,760	167
Polaris Industries	8,107	1,045
Pool	6,170	356
Popeyes Louisiana Kitchen *	2,639	113
Potbelly	1,400	22
Quiksilver *	19,450	116
RadioShack * (A)	5,390	8
ReachLocal *	600	4
Red Robin Gourmet Burgers *	1,967	142
Regal Entertainment Group, Cl A (A)	9,405	183
Regis	4,427	61
Remy International	1,300	31
Rent-A-Center, Cl A	6,040	169
Rentrak *	1,088	56
Restoration Hardware Holdings *	2,211	147
RetailMeNot *	1,000	25
RG Barry	300	6
Royal Caribbean Cruises	20,408	1,128
Ruby Tuesday *	9,879	78
Ruth’s Hospitality Group	4,272	52
Ryland Group	6,216	234
Saga Communications, Cl A	593	27
Sally Beauty Holdings *	21,591	553
Scholastic	2,967	95
Scientific Games, Cl A *	5,862	52
Sears Holdings * (A)	5,526	232
Sears Hometown and Outlet Stores *	449	10
SeaWorld Entertainment	3,100	95
Select Comfort *	7,109	132
Service International	27,289	546
SFX Entertainment *	3,300	24
Shoe Carnival	2,076	39
Shutterfly *	4,225	174
Signet Jewelers	10,155	1,077
Sinclair Broadcast Group, Cl A	8,111	240
Sirius XM Holdings * (A)	383,979	1,259
Six Flags Entertainment	7,858	318
Sizmek *	2,348	23
Skechers U.S.A., Cl A *	4,882	217
Smith & Wesson Holding * (A)	5,883	93
Sonic *	7,333	153
Sonic Automotive, Cl A	4,064	107
Sotheby’s	8,861	350
Spartan Motors	1,248	6
Speedway Motorsports	1,635	30
Stage Stores	3,854	71
Standard Motor Products	3,066	127
Standard Pacific *	18,569	149
Starz *	14,039	430
Stein Mart	1,891	26
Steiner Leisure *	2,077	83
Steven Madden *	8,001	255
Stoneridge *	3,730	36
Strayer Education *	1,817	99
Sturm Ruger (A)	2,442	148

Description	Shares	Market Value ($ Thousands)

Superior Industries
International	2,823	$56
Taylor Morrison Home, Cl A *	3,800	81
Tempur Sealy International *	7,923	435
Tenneco *	7,863	501
Tesla Motors * (A)	10,579	2,198
Texas Roadhouse, Cl A	7,066	179
Thomson Reuters (A)	46,385	1,609
Thor Industries	5,190	311
Tile Shop Holdings * (A)	1,300	19
Tilly’s, Cl A *	843	7
Toll Brothers *	22,739	824
Tower International *	900	28
Town Sports International Holdings	2,161	13
TRI Pointe Homes * (A)	2,673	41
TRW Automotive Holdings * (A)	13,493	1,145
Tuesday Morning *	3,986	64
Tumi Holdings *	6,398	118
Tupperware Brands	6,824	571
Ulta Salon Cosmetics & Fragrance *	8,073	685
Unifi *	2,480	58
Universal Electronics *	1,687	77
Universal Technical Institute	3,013	34
Vail Resorts	4,212	294
ValueVision Media, Cl A *	4,000	18
Vera Bradley * (A)	2,470	67
Vince Holding *	1,500	42
Visteon *	6,365	580
Vitacost.com *	844	6
Vitamin Shoppe *	3,784	163
VOXX International, Cl A *	2,864	25
Weight Watchers International (A)	4,474	93
Wendy’s (A)	34,875	286
West Marine *	537	5
Wet Seal, Cl A * (A)	4,951	4
Weyco Group	263	7
William Lyon Homes, Cl A *	1,100	29
Williams-Sonoma	12,337	826
Winmark	95	6
Winnebago Industries *	2,635	65
Wolverine World Wide (A)	13,396	347
World Wrestling Entertainment, Cl A (A)	4,234	48
Zagg *	515	2
zulily, Cl A *	1,500	52
Zumiez * (A)	2,303	63

		78,429

Consumer Staples — 3.1%
Alico	143	5
Alliance One International *	4,660	12
Andersons	3,199	163
Annie’s *	2,000	65
B&G Foods, Cl A	6,011	206
Boston Beer, Cl A * (A)	1,083	232
Boulder Brands *	6,678	91
Bunge	18,343	1,425
Calavo Growers	2,126	66
Cal-Maine Foods	1,964	137
Casey’s General Stores	5,059	360

3	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Central Garden and Pet, Cl A *	7,929	$63
Chefs’ Warehouse *	1,321	24
Chiquita Brands International *	5,882	60
Church & Dwight	17,299	1,198
Coca-Cola Bottling	589	44
Coty, Cl A	8,200	137
Craft Brew Alliance *	1,600	18
Darling International *	19,357	387
Dean Foods	10,650	185
Diamond Foods *	2,519	81
Elizabeth Arden *	3,951	107
Energizer Holdings	7,845	910
Fairway Group Holdings, Cl A * (A)	1,200	7
Female Health	1,300	8
Flowers Foods	22,108	461
Fresh Del Monte Produce	4,981	144
Fresh Market * (A)	4,688	144
Hain Celestial Group *	4,730	429
Harbinger Group *	2,478	29
Herbalife (A)	10,772	698
Hillshire Brands	15,704	837
Ingles Markets, Cl A	745	20
Ingredion	9,865	751
Inter Parfums	1,806	54
Inventure Foods *	900	11
J&J Snack Foods	1,764	165
John B Sanfilippo & Son	319	8
Lancaster Colony	2,129	190
Lifevantage * (A)	10,200	13
Limoneira	1,295	30
Medifast *	2,364	74
National Beverage *	452	8
Natural Grocers by Vitamin Cottage *	1,085	23
Nature’s Sunshine Products	437	6
Nu Skin Enterprises, Cl A	7,405	547
Nutraceutical International *	362	9
Oil-Dri Corp of America	210	7
Omega Protein *	766	11
Orchids Paper Products	800	24
Pantry *	3,949	67
Pilgrim’s Pride *	8,707	222
Pinnacle Foods	5,000	157
Post Holdings * (A)	4,569	228
PriceSmart	2,123	195
Revlon, Cl A *	1,120	35
Rite Aid *	93,027	778
Roundy’s	1,300	7
Sanderson Farms	2,841	263
Seaboard *	36	97
Seneca Foods, Cl A *	462	14
Snyder’s-Lance	5,986	163
SpartanNash	3,736	91
Spectrum Brands Holdings	2,439	190
Sprouts Farmers Market *	3,200	87
Star Scientific * (A)	14,418	10
SUPERVALU *	23,516	176
Susser Holdings *	2,506	199
Tootsie Roll Industries (A)	2,940	86
TreeHouse Foods *	4,809	360
United Natural Foods *	5,998	404
Universal	2,945	158

Description	Shares	Market Value ($ Thousands)

USANA Health Sciences * (A)	816	$59
Vector Group (A)	8,385	175
Village Super Market, Cl A	462	11
WD-40	2,186	158
Weis Markets	1,704	81
WhiteWave Foods, Cl A *	17,852	562

		15,717

Energy — 6.7%
Abraxas Petroleum *	16,494	83
Adams Resources & Energy	300	19
Alon USA Energy	1,896	28
Alpha Natural Resources * (A)	25,323	86
Antero Resources *	4,500	277
Apco Oil and Gas International *	1,300	18
Approach Resources *	4,198	82
Arch Coal (A)	29,816	106
Athlon Energy *	3,200	139
Atwood Oceanics *	7,640	377
Basic Energy Services *	3,973	108
Bill Barrett *	6,264	157
Bolt Technology	300	5
Bonanza Creek Energy *	3,688	198
BPZ Resources *	10,721	33
Bristow Group	4,803	365
C&J Energy Services *	5,495	168
Cal Dive International * (A)	1,930	2
Callon Petroleum *	6,485	68
CARBO Ceramics (A)	2,350	323
Carrizo Oil & Gas *	5,709	328
CHC Group *	7,800	55
Cheniere Energy *	29,965	2,041
Cimarex Energy	10,761	1,390
Clayton Williams Energy *	916	114
Clean Energy Fuels * (A)	7,588	84
Cloud Peak Energy *	8,089	149
Cobalt International Energy *	34,915	646
Comstock Resources	6,473	176
Concho Resources *	13,042	1,719
Contango Oil & Gas *	1,535	66
Continental Resources * (A)	5,398	758
CVR Energy (A)	1,897	89
Dawson Geophysical	552	14
Delek US Holdings	5,409	168
Diamondback Energy *	2,575	194
Dresser-Rand Group *	9,755	597
Dril-Quip *	5,187	530
Emerald Oil * (A)	9,300	60
Endeavour International * (A)	4,800	10
Energen	9,189	785
Energy XXI Bermuda (A)	10,081	216
EP Energy, Cl A *	3,800	76
EPL Oil & Gas *	3,401	129
Equal Energy	4,500	24
Era Group *	2,093	61
Evolution Petroleum	627	7
EXCO Resources (A)	19,913	105
Exterran Holdings	7,683	321
Forest Oil * (A)	9,032	22
Forum Energy Technologies *	5,105	169
Frank’s International	5,300	126
Frontline * (A)	7,400	17
FX Energy * (A)	11,563	43

4	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

GasLog	3,450	$81
Gastar Exploration *	3,800	28
Geospace Technologies *	1,598	81
Golar LNG (A)	5,002	233
Goodrich Petroleum * (A)	4,793	139
Green Plains Renewable Energy	3,290	96
Gulf Island Fabrication	2,872	57
Gulfmark Offshore, Cl A	3,380	157
Gulfport Energy *	10,781	663
Halcon Resources * (A)	32,806	205
Helix Energy Solutions Group *	14,069	329
Hercules Offshore *	21,026	95
HollyFrontier	25,354	1,249
Hornbeck Offshore Services *	4,012	182
ION Geophysical *	20,869	87
Jones Energy, Cl A *	2,600	46
Key Energy Services *	20,159	162
KiOR, Cl A * (A)	1,093	—
Knightsbridge Tankers	5,743	76
Kodiak Oil & Gas *	34,611	441
Kosmos Energy *	12,975	136
Laredo Petroleum Holdings *	5,489	152
Magnum Hunter Resources *	23,893	183
Matador Resources *	7,600	189
Matrix Service *	2,981	97
McDermott International * (A)	32,970	239
Midstates Petroleum *	891	5
Miller Energy Resources * (A)	1,800	10
Mitcham Industries *	256	3
Natural Gas Services Group *	944	28
Newpark Resources *	9,420	106
Nordic American Tankers	8,877	73
North Atlantic Drilling	7,600	80
Northern Oil And Gas * (A)	7,039	107
Nuverra Environmental Solutions * (A)	658	11
Oasis Petroleum *	12,997	643
Oceaneering International	13,546	976
Oil States International *	6,999	753
Panhandle Oil and Gas, Cl A	841	46
Parker Drilling *	16,551	107
Patterson-UTI Energy	18,822	623
PBF Energy, Cl A	2,277	73
PDC Energy *	4,793	308
Penn Virginia *	7,986	121
PetroQuest Energy *	4,723	29
PHI *	1,443	65
Pioneer Energy Services *	9,836	156
Quicksilver Resources * (A)	20,230	49
Renewable Energy Group *	1,800	18
Resolute Energy *	10,094	84
REX American Resources *	600	42
Rex Energy *	4,990	99
Rice Energy *	5,800	184
RigNet *	1,441	68
Rosetta Resources *	8,085	381
RPC	8,499	188
RSP Permian *	2,500	67
Sanchez Energy * (A)	5,130	177
SandRidge Energy * (A)	64,393	430
Scorpio Tankers	25,743	233
SEACOR Holdings *	2,274	182

Description	Shares	Market Value ($ Thousands)

Seadrill (A)	43,900	$1,668
SemGroup, Cl A	4,944	336
Ship Finance International	6,276	116
SM Energy	8,413	638
Solazyme * (A)	7,830	78
Stone Energy *	6,684	297
Superior Energy Services	19,260	639
Swift Energy * (A)	4,583	50
Synergy Resources *	4,962	58
Targa Resources	4,359	501
Teekay	5,154	298
Teekay Tankers, Cl A	2,423	9
Tesco	3,469	74
TETRA Technologies *	8,605	99
TGC Industries *	636	3
Tidewater	5,746	299
Triangle Petroleum *	6,337	64
Ultra Petroleum * (A)	18,492	500
Unit *	6,395	406
Uranium Energy * (A)	1,698	3
Ur-Energy *	17,700	22
VAALCO Energy *	9,570	62
Vantage Drilling *	34,246	57
W&T Offshore	3,238	48
Warren Resources *	14,749	68
Western Refining (A)	6,599	271
Westmoreland Coal *	2,400	73
Whiting Petroleum *	14,758	1,060
Willbros Group *	4,854	59
World Fuel Services	8,841	410
WPX Energy *	24,600	521

		34,646

Financials — 22.3%
1st Source	1,780	54
1st United Bancorp	1,092	9
Acadia Realty Trust ‡	6,939	191
Affiliated Managers Group *	6,611	1,247
Agree Realty ‡	1,847	57
Alexander & Baldwin	4,877	185
Alexander’s ‡	288	106
Alexandria Real Estate Equities ‡	9,061	689
Alleghany *	2,067	870
Allied World Assurance Holdings	13,512	507
Altisource Residential, Cl B ‡	7,100	198
Ambac Financial Group *	6,300	178
American Assets Trust ‡	4,891	168
American Campus Communities ‡	12,862	500
American Capital *	36,211	534
American Capital Agency ‡	44,621	1,059
American Capital Mortgage Investment ‡	7,765	159
American Equity Investment Life Holding (A)	9,478	213
American Financial Group	9,953	581
American Homes 4 Rent, Cl A ‡	7,700	136
American National Bankshares	306	7
American National Insurance	1,031	118
American Realty Capital Properties ‡	59,200	735

5	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

American Residential Properties *‡	1,300	$24
Ameris Bancorp *	3,052	64
AMERISAFE	2,933	113
Ames National	310	7
Amtrust Financial Services (A)	4,059	173
Annaly Capital Management ‡	118,014	1,391
Anworth Mortgage Asset ‡	21,068	114
Apollo Commercial Real Estate Finance ‡	5,537	93
Apollo Investment	25,253	212
Apollo Residential Mortgage ‡	4,987	84
Arch Capital Group *	16,736	953
AmREIT	1,400	24
Ares Capital	37,571	648
Ares Commercial Real Estate ‡	2,000	25
Argo Group International Holdings	3,395	164
Arlington Asset Investment, Cl A	2,012	56
Armada Hoffler Properties ‡	1,800	17
ARMOUR Residential ‡	43,196	188
Arrow Financial	1,022	26
Arthur J Gallagher	18,991	870
Artisan Partners Asset Management, Cl A	1,500	86
Ashford Hospitality Prime ‡	894	15
Ashford Hospitality Trust ‡	9,471	101
Aspen Insurance Holdings	7,795	358
Associated Banc	22,386	386
Associated Estates Realty ‡	6,389	110
Assured Guaranty	21,687	530
Astoria Financial	11,265	144
AV Homes *	407	7
Aviv ‡	1,000	28
Axis Capital Holdings	13,668	629
Baldwin & Lyons, Cl B	1,481	38
Banc of California	1,600	17
Bancfirst	1,025	61
Banco Latinoamericano de Comercio Exterior, Cl E	4,012	107
Bancorp *	3,104	49
Bancorpsouth (A)	11,382	267
Bank Mutual	3,899	24
Bank of Hawaii	5,924	330
Bank of Kentucky Financial	233	8
Bank of Marin Bancorp	907	39
Bank of the Ozarks (A)	4,185	247
BankFinancial	797	8
BankUnited	8,696	283
Banner	2,251	86
Bar Harbor Bankshares	150	4
BBCN Bancorp	9,995	152
Beneficial Mutual Bancorp *	5,626	76
Berkshire Hills Bancorp	2,350	53
BGC Partners, Cl A	14,636	102
BioMed Realty Trust ‡	24,029	521
BlackRock Kelso Capital (A)	6,959	60
BNC Bancorp *	1,800	31
BofI Holding *	1,609	124
BOK Financial	2,993	188
Boston Private Financial Holdings	8,815	111

Description	Shares	Market Value ($ Thousands)

Brandywine Realty Trust ‡	20,839	$319
Bridge Bancorp	1,412	35
Bridge Capital Holdings *	1,300	29
Brixmor Property Group ‡	7,000	152
Brookline Bancorp	6,574	59
Brown & Brown	15,276	461
Bryn Mawr Bank	1,822	52
C&F Financial	300	10
Calamos Asset Management, Cl A	4,182	52
Camden National	539	20
Camden Property Trust ‡	10,738	754
Campus Crest Communities ‡	9,972	88
Capital Bank Financial, Cl A *	2,860	69
Capital City Bank Group	800	10
Capital Southwest	1,624	59
Capitol Federal Financial	16,787	203
Capstead Mortgage ‡	12,218	161
Cardinal Financial	2,941	51
Cascade Bancorp *	916	4
Cash America International	3,679	175
Cathay General Bancorp	10,715	257
CBL & Associates Properties ‡	21,382	402
CBOE Holdings	11,138	564
Cedar Realty Trust ‡	8,938	55
Center Bancorp	483	9
Centerstate Banks	2,485	26
Central Pacific Financial	2,910	55
Chambers Street Properties ‡	26,700	214
Charter Financial	2,200	24
Chatham Lodging Trust ‡	2,935	66
Chemical Financial	4,499	129
Chesapeake Lodging Trust ‡	6,167	180
Chimera Investment ‡	125,326	395
CIT Group	25,137	1,118
Citizens, Cl A *	2,233	15
Citizens & Northern	1,840	34
City Holding	1,485	64
City National	6,040	429
CNA Financial	3,875	156
CNB Financial	2,048	34
CNO Financial Group	28,525	460
CoBiz Financial	5,671	59
Cohen & Steers (A)	2,936	119
Colony Financial ‡	10,900	242
Columbia Banking System	6,409	159
Commerce Bancshares	10,479	455
CommonWealth ‡	15,744	414
Community Bank System (A)	4,602	163
Community Trust Bancorp	1,494	51
Consolidated-Tomoka Land	1,274	59
CoreSite Realty ‡	2,773	88
Corporate Office Properties Trust ‡	11,430	315
Corrections Corp of America ‡	14,802	482
Cousins Properties ‡	23,146	278
Cowen Group, Cl A *	7,221	30
Crawford, Cl B	3,520	34
Credit Acceptance *	932	122
CU Bancorp *	1,200	22
CubeSmart ‡	17,722	323
Cullen/Frost Bankers (A)	6,705	502
Customers Bancorp *	1,870	36

6	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

CVB Financial	11,279	$164
CyrusOne ‡	2,629	60
CYS Investments ‡	22,062	204
DCT Industrial Trust ‡	41,886	332
DDR ‡	37,814	655
DFC Global *	5,391	51
Diamond Hill Investment Group	254	31
DiamondRock Hospitality ‡	25,907	322
Digital Realty Trust ‡ (A)	16,174	930
Dime Community Bancshares	3,683	56
Doral Financial *	900	4
Douglas Emmett ‡	18,385	522
Duke Realty ‡	40,895	724
DuPont Fabros Technology ‡	7,221	185
Dynex Capital ‡	6,593	57
Eagle Bancorp *	2,906	93
East West Bancorp	17,966	602
EastGroup Properties ‡	4,185	266
Eaton Vance	15,325	569
Education Realty Trust ‡	15,173	159
eHealth *	1,874	69
EMC Insurance Group	700	22
Empire State Realty Trust, Cl A ‡	11,700	192
Employers Holdings	3,174	67
Encore Capital Group *	3,175	137
Endurance Specialty Holdings	5,783	299
Enstar Group *	1,351	190
Enterprise Bancorp	1,100	22
Enterprise Financial Services	1,249	22
EPR Properties ‡	6,751	364
Equity Lifestyle Properties ‡	10,132	443
Equity One ‡	7,585	174
Erie Indemnity, Cl A	3,387	256
ESB Financial	517	7
Essent Group *	2,700	54
EverBank Financial	10,024	191
Evercore Partners, Cl A	3,576	197
Everest Re Group	6,044	967
Excel Trust ‡	4,518	60
Extra Space Storage ‡	14,118	739
Ezcorp, Cl A *	7,457	91
Farmers Capital Bank *	800	15
FBL Financial Group, Cl A	1,682	74
FBR *	1,869	49
Federal Agricultural Mortgage, Cl C	1,988	62
Federal Realty Investment Trust ‡	8,186	978
Federated Investors, Cl B (A)	10,870	307
FelCor Lodging Trust ‡	15,163	149
Fidelity & Guaranty Life	2,500	53
Fidelity National Financial, Cl A	34,358	1,145
Fidelity Southern	1,513	20
Fidus Investment	1,883	35
Fifth Street Finance	17,355	161
Financial Engines	5,664	231
Financial Institutions	767	18
First American Financial	14,372	403
First Bancorp	2,097	38
First BanCorp *	9,716	47
First Busey	11,811	66
First Cash Financial Services *	3,258	171

Description	Shares	Market Value ($ Thousands)

First Citizens BancShares, Cl A	991	$218
First Commonwealth Financial	15,001	129
First Community Bancshares	942	14
First Connecticut Bancorp	1,048	16
First Defiance Financial	592	17
First Financial	1,612	52
First Financial Bancorp	5,949	97
First Financial Bankshares	4,328	257
First Financial Holdings	2,786	164
First Financial Northwest	1,491	16
First Horizon National	28,200	323
First Industrial Realty Trust ‡	14,553	270
First Interstate Bancsystem, Cl A	2,212	57
First Merchants	3,733	74
First Midwest Bancorp	9,442	151
First Niagara Financial Group	43,347	373
First of Long Island	753	29
First Potomac Realty Trust ‡	6,922	91
First Republic Bank	14,743	750
First Security Group *	8,700	18
Firsthand Technology Value Fund	600	12
FirstMerit	21,497	401
Flagstar Bancorp *	1,800	31
Flushing Financial	4,470	89
FNB (Pennsylvania)	19,908	244
Forest City Enterprises, Cl A *	20,945	399
Forestar Group *	4,832	84
Fox Chase Bancorp	253	4
Franklin Financial *	262	5
Franklin Street Properties ‡	11,696	146
Fulton Financial	23,012	275
FXCM, Cl A (A)	5,250	70
GAMCO Investors, Cl A	822	63
Gaming and Leisure Properties ‡	11,569	388
Geo Group ‡	8,490	289
German American Bancorp	1,544	42
Getty Realty ‡	3,072	60
GFI Group	3,849	13
Glacier Bancorp	8,780	231
Gladstone Capital	424	4
Gladstone Commercial ‡	1,119	20
Gladstone Investment	525	4
Glimcher Realty Trust ‡	18,111	200
Global Indemnity, Cl A *	202	5
Golub Capital BDC (A)	4,424	75
Government Properties Income Trust ‡	6,866	175
Gramercy Property Trust ‡	8,095	48
Great Southern Bancorp	599	18
Green Dot, Cl A *	2,355	43
Greenhill	3,171	158
Greenlight Capital Re, Cl A *	3,509	111
GSV Capital *	749	7
Guaranty Bancorp	605	8
Hancock Holding	11,114	375
Hanmi Financial	4,178	89
Hannon Armstrong Sustainable Infrastructure Capital ‡	900	13
Hanover Insurance Group	5,217	313
Hatteras Financial ‡	11,283	229

7	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

HCC Insurance Holdings	12,821	$602
HCI Group	915	35
Healthcare Realty Trust ‡	12,755	318
Healthcare Trust of America, Cl A ‡	14,400	174
Heartland Financial USA	2,575	62
Hercules Technology Growth Capital	6,157	94
Heritage Commerce	1,100	9
Heritage Financial	4,271	67
Heritage Oaks Bancorp *	1,400	10
Hersha Hospitality Trust, Cl A ‡	26,078	165
HFF, Cl A	4,095	132
Highwoods Properties ‡	10,968	445
Hilltop Holdings *	7,729	160
Home BancShares (A)	5,096	155
Home Loan Servicing Solutions	8,147	182
Home Properties ‡	6,935	431
HomeStreet	1,172	21
HomeTrust Bancshares *	4,102	62
Horace Mann Educators	5,414	158
Horizon Bancorp	900	19
Hospitality Properties Trust ‡	19,441	564
Howard Hughes *	5,017	743
Hudson Pacific Properties ‡	6,670	158
Hudson Valley Holding	1,305	23
Iberiabank	3,384	211
ICG Group *	3,888	75
Independent Bank	2,502	91
Independent Bank Group	500	23
Infinity Property & Casualty	1,614	103
Inland Real Estate ‡	8,682	92
Interactive Brokers Group, Cl A	6,827	157
International Bancshares	6,650	160
International. FCStone *	1,368	25
Intervest Bancshares, Cl A	1,000	7
Invesco Mortgage Capital ‡	15,171	269
Investment Technology Group *	3,917	75
Investors Bancorp	16,243	175
Investors Real Estate Trust ‡	13,531	120
iStar Financial *‡	11,218	162
Janus Capital Group (A)	16,812	196
JAVELIN Mortgage Investment ‡ (A)	500	7
JGWPT Holdings, Cl A *	2,500	27
Jones Lang LaSalle	5,559	674
Kansas City Life Insurance	165	7
KCAP Financial (A)	1,483	12
KCG Holdings, Cl A *	7,407	89
Kearny Financial *	607	9
Kemper	6,636	232
Kennedy-Wilson Holdings	7,129	177
Kilroy Realty ‡	10,443	633
Kite Realty Group Trust ‡	13,821	86
Ladder Capital, Cl A *	3,200	59
Ladenburg Thalmann Financial Services *	6,700	20
Lakeland Bancorp	4,694	49
Lakeland Financial	1,705	62
LaSalle Hotel Properties ‡	13,542	447
Lazard, Cl A	16,231	820
Lexington Realty Trust ‡	22,290	253
Liberty Property Trust ‡	16,475	638

Description	Shares	Market Value ($ Thousands)

LPL Financial Holdings	6,662	$312
LTC Properties ‡	4,417	176
Mack-Cali Realty ‡	12,167	265
Maiden Holdings	4,723	58
Main Street Capital (A)	4,926	153
MainSource Financial Group	2,690	45
Manning & Napier, Cl A	1,972	34
Markel *	1,713	1,097
MarketAxess Holdings	4,452	238
Marlin Business Services	322	7
MB Financial	6,181	166
MBIA *	16,182	190
MCG Capital	4,383	15
Meadowbrook Insurance Group	2,953	20
Medallion Financial	4,052	55
Medical Properties Trust ‡	21,762	294
Medley Capital (A)	7,614	94
Mercantile Bank	357	8
Merchants Bancshares	207	6
Mercury General	3,378	159
Meridian Interstate Bancorp *	338	9
Meta Financial Group	700	26
Metro Bancorp *	1,177	26
MFA Mortgage Investments ‡	42,497	350
MGIC Investment *	38,018	322
Mid-America Apartment Communities ‡	9,453	684
MidSouth Bancorp	400	8
MidWestOne Financial Group	269	6
Monmouth Real Estate Investment, Cl A ‡	5,746	54
Montpelier Re Holdings	5,589	176
Mortgage Investment Trust ‡	2,788	53
MSCI, Cl A *	15,369	663
MVC Capital	1,258	16
National Bank Holdings, Cl A	4,600	90
National Bankshares	1,036	33
National Health Investors ‡	3,564	224
National Interstate	124	4
National Penn Bancshares	14,689	151
National Retail Properties ‡ (A)	15,143	530
National Western Life Insurance, Cl A	341	83
Nationstar Mortgage Holdings * (A)	2,646	93
Navigators Group *	983	61
NBT Bancorp	6,408	146
Nelnet, Cl A	2,531	104
New Mountain Finance	6,000	85
New Residential Investment ‡	28,800	183
New York Community Bancorp (A)	55,439	847
New York Mortgage Trust ‡	14,638	117
NewBridge Bancorp *	2,600	19
NewStar Financial *	3,393	46
NGP Capital Resources	922	6
Nicholas Financial	700	10
Northfield Bancorp	6,705	87
Northrim BanCorp	269	7
NorthStar Realty Finance ‡	39,616	656
Northwest Bancshares	11,699	156
OceanFirst Financial	1,788	29
Ocwen Financial *	13,361	469

8	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

OFG Bancorp	5,625	$102
Old National Bancorp	11,661	158
Old Republic International	31,744	543
Omega Healthcare Investors ‡	15,677	578
OmniAmerican Bancorp	615	15
One Liberty Properties ‡	624	13
OneBeacon Insurance Group, Cl A	4,135	63
Oppenheimer Holdings, Cl A	2,164	50
Oritani Financial	7,124	107
Pacific Continental	2,665	37
Pacific Premier Bancorp *	1,600	23
PacWest Bancorp	12,083	488
Park National	1,305	97
Park Sterling	3,770	24
Parkway Properties ‡	8,670	173
PartnerRe	6,834	734
Peapack Gladstone Financial	2,654	52
Pebblebrook Hotel Trust ‡	8,303	295
PennantPark Floating Rate Capital (A)	1,630	23
PennantPark Investment	10,663	118
Penns Woods Bancorp	152	7
Pennsylvania ‡	8,599	154
PennyMac Financial Services, Cl A *	1,100	17
PennyMac Mortgage Investment Trust ‡	8,063	170
Peoples Bancorp	1,710	42
PHH *	7,132	182
Phoenix *	841	40
Physicians Realty Trust ‡	3,100	43
PICO Holdings *	2,621	61
Piedmont Office Realty Trust, Cl A ‡	20,866	389
Pinnacle Financial Partners	5,025	173
Piper Jaffray *	2,277	100
Platinum Underwriters Holdings	3,348	215
Popular *	13,656	412
Portfolio Recovery Associates *	6,658	371
Post Properties ‡	6,411	328
Potlatch ‡	4,620	186
Preferred Bank *	1,937	44
Primerica	6,829	308
PrivateBancorp, Cl A	7,319	195
ProAssurance	8,125	369
Prospect Capital (A)	40,392	401
Prosperity Bancshares	8,269	481
Protective Life	9,402	492
Provident Financial Holdings	374	5
Provident Financial Services	8,679	147
PS Business Parks ‡	2,228	188
QTS Realty Trust *	2,000	58
Radian Group (A)	20,448	295
RAIT Financial Trust ‡	13,021	102
Ramco-Gershenson Properties ‡	9,737	162
Raymond James Financial	15,381	744
Rayonier ‡	15,953	759
RE, Cl A	1,600	46
Realogy Holdings *	15,202	565
Realty Income ‡ (A)	28,036	1,214
Redwood Trust ‡ (A)	9,405	183

Description	Shares	Market Value ($ Thousands)

Regency Centers ‡	11,667	$623
Regional Management *	700	10
Reinsurance Group of America, Cl A	9,216	720
RenaissanceRe Holdings	5,243	546
Renasant	3,160	87
Republic Bancorp, Cl A	1,298	30
Resource Capital ‡	13,505	78
Retail Opportunity Investments ‡ (A)	9,559	151
Retail Properties of America, Cl A ‡	15,203	229
Rexford Industrial Realty ‡	2,000	28
RLI (A)	5,882	262
RLJ Lodging Trust ‡	16,237	450
Rouse Properties ‡	2,617	43
Ryman Hospitality Properties ‡ (A)	6,060	280
S&T Bancorp	4,732	115
Sabra Health Care ‡	5,462	160
Safeguard Scientifics *	3,396	65
Safety Insurance Group	1,531	79
Sandy Spring Bancorp	2,947	70
Santander Consumer USA Holdings	10,200	200
Saul Centers ‡	1,444	70
Seacoast Banking of Florida *	598	6
SEI (B)	18,319	603
Select Income ‡	3,221	93
Selective Insurance Group	6,384	152
Senior Housing Properties Trust ‡	26,307	631
Sierra Bancorp	478	8
Signature Bank NY *	5,970	691
Silver Bay Realty Trust ‡	1,546	25
Simmons First National, Cl A	2,418	98
SL Green Realty ‡	11,440	1,253
SLM	54,800	472
Solar Capital	6,622	138
Solar Senior Capital	235	4
Southside Bancshares (A)	2,917	75
Southwest Bancorp	1,679	29
Sovran Self Storage ‡	3,793	291
Spirit Realty Capital ‡	47,566	537
Springleaf Holdings, Cl A *	2,800	66
St. Joe * (A)	8,420	198
STAG Industrial ‡	6,456	155
StanCorp Financial Group	5,210	313
Starwood Property Trust ‡	28,480	695
Starwood Waypoint Residential Trust *‡	4,476	122
State Auto Financial	1,090	24
State Bank Financial	3,584	58
Stellus Capital Investment (A)	1,300	18
Sterling Bancorp	12,229	139
Stewart Information Services	3,341	107
Stifel Financial *	8,382	379
Stock Yards Bancorp	1,635	47
Strategic Hotels & Resorts *‡	20,588	224
Suffolk Bancorp *	600	14
Summit Hotel Properties ‡	8,529	86
Sun Bancorp *	1,661	6
Sun Communities ‡	5,521	267

9	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Sunstone Hotel Investors ‡	21,580	$317
Susquehanna Bancshares	22,323	221
SVB Financial Group *	5,682	599
SWS Group *	1,049	8
Symetra Financial	9,383	196
Synovus Financial	17,092	394
Talmer Bancorp, Cl A *	4,000	54
Tanger Factory Outlet Centers ‡	12,349	437
Taubman Centers ‡	8,187	613
Taylor Capital Group *	1,315	28
TCF Financial	19,239	306
TCP Capital (A)	4,000	69
TD Ameritrade Holding	29,273	888
Tejon Ranch *	1,647	50
Terreno Realty ‡	3,063	59
Territorial Bancorp	773	16
Texas Capital Bancshares *	5,423	278
TFS Financial *	8,743	118
Third Point Reinsurance *	2,600	40
THL Credit	4,197	56
TICC Capital (A)	5,964	58
Tompkins Financial	1,905	88
Tower Group International	3,516	8
TowneBank	4,294	67
Tree.com *	800	20
Triangle Capital (A)	3,760	99
Trico Bancshares	2,509	57
TrustCo Bank NY	8,926	57
Trustmark	7,539	175
Two Harbors Investment ‡	47,140	496
UDR ‡	31,579	869
UMB Financial	4,745	262
UMH Properties ‡	900	9
Umpqua Holdings	23,431	388
Union Bankshares	6,142	153
United Bankshares	7,683	233
United Community Banks	6,574	101
United Community Financial *	4,200	17
United Financial Bancorp	9,973	134
United Fire Group	1,971	55
Universal Health Realty Income Trust ‡	1,116	48
Universal Insurance Holdings	2,900	36
Univest Corp of Pennsylvania	3,323	69
Urstadt Biddle Properties, Cl A ‡	2,956	61
Validus Holdings	11,926	445
Valley National Bancorp	26,872	260
ViewPoint Financial Group	5,810	144
Virtus Investment Partners	808	149
Voya Financial	8,800	315
Waddell & Reed Financial, Cl A	10,902	658
Walker & Dunlop *	1,423	21
Walter Investment Management * (A)	4,636	134
Washington ‡	7,613	197
Washington Federal	12,436	259
Washington Prime Group *‡	19,300	384
Washington Trust Bancorp	1,170	40
Webster Financial	10,551	316
Weingarten Realty Investors ‡ (A)	15,668	498

Description	Shares	Market Value ($ Thousands)

WesBanco	3,165	$93
West Bancorporation	585	8
Westamerica Bancorporation	3,355	164
Western Alliance Bancorp *	8,403	192
Western Asset Mortgage Capital ‡	6,644	96
Westfield Financial	872	6
Westwood Holdings Group	928	55
White Mountains Insurance Group	755	446
Whitestone, Cl B ‡	1,577	23
Wilshire Bancorp	6,863	69
Winthrop Realty Trust ‡	5,749	86
Wintrust Financial	5,849	255
WisdomTree Investments *	11,375	118
World Acceptance *	976	77
WP Carey ‡	7,400	471
WR Berkley	12,324	549
WSFS Financial	943	64
Yadkin Financial *	1,500	28

		114,598

Health Care — 11.0%
Abaxis	3,093	128
ABIOMED * (A)	5,612	128
Acadia Healthcare * (A)	3,987	170
ACADIA Pharmaceuticals * (A)	10,600	219
Accelerate Diagnostics * (A)	2,800	67
Acceleron Pharma *	1,200	36
Accuray * (A)	8,163	72
AcelRx Pharmaceuticals * (A)	2,300	21
Achillion Pharmaceuticals *	6,298	17
Acorda Therapeutics *	5,142	169
Aegerion Pharmaceuticals *	3,706	122
Affymetrix *	12,060	100
Agios Pharmaceuticals *	1,400	49
Air Methods *	5,277	254
Akorn *	7,527	211
Albany Molecular Research *	2,000	32
Alere *	9,521	341
Align Technology *	9,413	514
Alkermes *	17,053	781
Alliance HealthCare Services *	800	24
Allscripts Healthcare Solutions *	20,853	307
Almost Family *	309	6
Alnylam Pharmaceuticals *	7,389	438
AMAG Pharmaceuticals * (A)	1,603	29
Amedisys *	4,171	61
AMN Healthcare Services *	4,309	48
Ampio Pharmaceuticals *	1,600	12
Amsurg, Cl A *	3,966	180
Anacor Pharmaceuticals *	2,800	38
Analogic	1,620	111
AngioDynamics *	2,070	30
Anika Therapeutics *	1,470	69
Antares Pharma * (A)	13,708	40
Arena Pharmaceuticals * (A)	27,553	169
ARIAD Pharmaceuticals * (A)	25,424	164
Arqule *	2,366	3
Array BioPharma *	10,760	45
athenahealth * (A)	4,592	583
AtriCure *	2,820	47
Atrion	130	41

10	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Auspex Pharmaceuticals *	1,800	$38
Auxilium Pharmaceuticals *	6,870	154
AVANIR Pharmaceuticals, Cl A * (A)	14,547	77
AVEO Pharmaceuticals *	2,378	3
BioDelivery Sciences International *	7,300	70
BioMarin Pharmaceutical *	17,246	1,000
Bio-Rad Laboratories, Cl A *	2,653	320
Bio-Reference Labs * (A)	2,247	60
BioScrip *	9,311	73
BioTime * (A)	5,100	15
Brookdale Senior Living, Cl A *	13,146	437
Bruker *	14,532	304
Cambrex *	3,760	81
Cantel Medical	4,777	166
Capital Senior Living *	2,712	64
Cardiovascular Systems *	3,425	96
Catamaran *	25,707	1,125
Cell Therapeutics * (A)	17,100	50
Celldex Therapeutics * (A)	10,656	156
Cempra *	2,400	23
Centene *	6,659	496
Cepheid * (A)	8,669	391
Cerus * (A)	5,297	22
Charles River Laboratories International *	5,806	311
Chelsea Therapeutics International *	7,000	46
Chemed (A)	2,245	198
ChemoCentryx * (A)	2,000	11
Chimerix *	900	17
Chindex International *	800	19
Clovis Oncology *	2,566	131
Community Health Systems *	14,329	599
Computer Programs & Systems	1,702	108
CONMED	3,708	166
Contravir Pharmaceutical * (A)	1,036	2
Cooper	6,134	791
Corcept Therapeutics *	13,100	30
Coronado Biosciences *	730	1
Corvel *	1,434	68
Covance *	7,118	597
Cross Country Healthcare *	5,079	29
CryoLife	5,045	45
Cubist Pharmaceuticals *	8,265	550
Curis *	4,264	8
Cutera *	2,000	20
Cyberonics *	3,146	191
Cynosure, Cl A *	2,339	51
Cytokinetics *	2,100	10
Cytori Therapeutics * (A)	2,432	6
Dendreon * (A)	18,966	41
Depomed *	6,555	78
Derma Sciences *	3,783	39
DexCom *	8,324	281
Durata Therapeutics * (A)	3,200	51
Dyax *	16,082	133
Dynavax Technologies *	31,890	46
Emergent Biosolutions *	3,084	67
Emeritus *	5,751	180
Endo International *	16,711	1,180

Description	Shares	Market Value ($ Thousands)

Endocyte * (A)	4,870	$31
Endologix *	9,095	119
Ensign Group	2,418	113
Envision Healthcare Holdings *	5,500	190
Enzon Pharmaceuticals	1,506	1
Epizyme *	600	14
Exact Sciences * (A)	12,254	165
Exactech *	339	8
ExamWorks Group *	4,245	126
Exelixis * (A)	25,200	83
Five Star Quality Care *	8,527	45
Fluidigm *	3,153	87
Foundation Medicine *	1,500	36
Furiex Pharmaceuticals *	942	97
Galena Biopharma * (A)	8,900	20
GenMark Diagnostics *	5,900	65
Genomic Health *	1,797	47
Gentiva Health Services *	5,379	73
Geron * (A)	23,970	50
Globus Medical, Cl A *	7,700	186
Greatbatch *	3,430	160
GTx * (A)	2,700	4
Haemonetics *	6,947	237
Halozyme Therapeutics * (A)	11,158	88
Hanger *	4,309	131
Harvard Apparatus Regenerative Technology *	259	2
Harvard Bioscience *	1,037	4
HCA Holdings *	33,180	1,758
Health Net *	9,570	383
HealthSouth	11,441	402
HealthStream *	1,864	48
Healthways *	3,221	56
HeartWare International *	1,979	178
Henry Schein *	10,843	1,297
Hill-Rom Holdings	8,001	318
HMS Holdings *	9,831	185
Hologic *	34,055	832
Horizon Pharma * (A)	6,800	96
Hyperion Therapeutics * (A)	900	26
ICU Medical *	1,827	110
Idenix Pharmaceuticals * (A)	12,494	78
Idexx Laboratories *	6,801	874
Illumina * (A)	15,379	2,434
ImmunoGen * (A)	10,752	127
Immunomedics * (A)	7,257	24
Impax Laboratories *	7,788	216
Incyte *	12,971	643
Infinity Pharmaceuticals * (A)	6,394	65
Insmed *	5,100	67
Insulet *	6,521	239
Insys Therapeutics *	900	23
Integra LifeSciences Holdings *	3,452	155
Intercept Pharmaceuticals *	876	207
InterMune *	11,772	466
Intrexon * (A)	1,300	27
Invacare	3,389	56
IPC The Hospitalist *	2,300	100
Ironwood Pharmaceuticals, Cl A *	12,054	173
Isis Pharmaceuticals * (A)	14,194	415
Jazz Pharmaceuticals *	6,534	927
Karyopharm Therapeutics * (A)	1,600	42

11	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Keryx Biopharmaceuticals * (A)	12,394	$164
Kindred Healthcare	5,865	146
KYTHERA Biopharmaceuticals *	1,800	60
Landauer	1,073	51
Lannett *	2,100	88
LDR Holding *	700	17
Lexicon Pharmaceuticals *	21,740	29
LHC Group *	784	16
LifePoint Hospitals *	5,596	343
Ligand Pharmaceuticals, Cl B *	2,228	149
Luminex *	3,455	59
MacroGenics *	1,200	22
Magellan Health Services *	3,140	191
Mallinckrodt * (A)	7,100	552
MannKind * (A)	17,243	153
Masimo *	6,093	150
MedAssets *	7,739	181
Medicines *	7,557	211
Medidata Solutions *	6,894	267
Medivation *	9,504	692
MEDNAX *	12,656	729
Merge Healthcare *	2,399	5
Meridian Bioscience	4,241	87
Merit Medical Systems *	4,375	61
Merrimack Pharmaceuticals * (A)	14,600	113
Mettler Toledo International *	3,782	927
MiMedx Group *	10,500	57
Molina Healthcare *	3,136	135
Momenta Pharmaceuticals *	7,254	90
MWI Veterinary Supply *	1,692	236
Myriad Genetics * (A)	9,226	306
National Healthcare	994	54
National Research, Cl A *	312	5
Natus Medical *	4,258	105
Navidea Biopharmaceuticals * (A)	7,605	12
Nektar Therapeutics *	14,595	171
Neogen *	4,380	166
Neurocrine Biosciences *	9,600	133
NewLink Genetics * (A)	2,516	52
Novavax * (A)	19,553	92
NPS Pharmaceuticals *	12,164	379
NuVasive *	5,478	183
NxStage Medical *	8,747	120
Omeros * (A)	5,200	61
Omnicare (A)	13,296	845
Omnicell *	4,312	114
OncoGenex Pharmaceutical *	535	2
Ophthotech *	1,300	53
Opko Health * (A)	21,629	186
OraSure Technologies *	5,539	35
Orexigen Therapeutics * (A)	15,061	97
Orthofix International *	2,440	77
Osiris Therapeutics *	1,000	15
OvaScience *	1,400	10
Owens & Minor (A)	7,639	265
Pacific Biosciences of California *	8,700	43
Pacira Pharmaceuticals *	4,045	314
PAREXEL International *	6,646	335
PDL BioPharma (A)	17,900	168

Description	Shares	Market Value ($ Thousands)

Peregrine Pharmaceuticals * (A)	15,000	$28
Pharmacyclics * (A)	7,293	648
PharMerica *	4,250	115
PhotoMedex *	265	3
Portola Pharmaceuticals *	900	20
Pozen	1,028	9
Premier, Cl A *	4,700	139
Prestige Brands Holdings *	5,779	198
Progenics Pharmaceuticals *	5,196	21
Prothena *	1,300	27
Providence Service *	958	39
PTC Therapeutics *	2,100	50
Puma Biotechnology *	2,900	222
QIAGEN *	29,748	683
Quality Systems	4,615	72
Questcor Pharmaceuticals (A)	6,231	562
Quidel * (A)	3,412	77
Quintiles Transnational Holdings *	3,400	173
Raptor Pharmaceutical * (A)	7,507	61
Receptos *	1,200	36
Relypsa *	1,300	30
Repligen *	5,022	97
Repros Therapeutics *	1,842	30
ResMed (A)	17,999	901
Retrophin *	1,800	26
Revance Therapeutics *	1,700	54
Rigel Pharmaceuticals *	17,759	58
Rockwell Medical * (A)	4,300	48
RTI Surgical *	6,918	30
Sagent Pharmaceuticals *	1,375	31
Salix Pharmaceuticals *	7,757	885
Sangamo BioSciences * (A)	7,970	105
Sarepta Therapeutics * (A)	5,200	175
Sciclone Pharmaceuticals *	3,201	16
Seattle Genetics *	12,700	424
Select Medical Holdings	5,465	83
Sequenom * (A)	23,117	71
SIGA Technologies * (A)	5,400	14
Sirona Dental Systems *	7,122	536
Spectranetics *	4,924	106
Spectrum Pharmaceuticals *	7,079	55
Staar Surgical *	5,378	83
Stemline Therapeutics *	900	14
STERIS	7,798	417
Sunesis Pharmaceuticals *	1,135	6
Surgical Care Affiliates *	1,500	43
SurModics *	2,444	52
Symmetry Medical *	4,888	43
Synageva BioPharma * (A)	2,806	228
Synergy Pharmaceuticals * (A)	10,515	46
Synta Pharmaceuticals * (A)	9,354	38
Tandem Diabetes Care *	1,500	24
Targacept *	3,700	14
Team Health Holdings *	9,008	457
TearLab * (A)	2,200	11
Techne	4,525	397
Teleflex	5,402	576
TESARO *	2,600	69
Tetraphase Pharmaceuticals *	3,100	33
TherapeuticsMD *	10,600	43
Theravance * (A)	10,309	295
Thoratec *	7,827	259

12	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Threshold Pharmaceuticals * (A)	9,295	$36
Tornier *	2,108	45
Triple-S Management, Cl B *	2,866	51
Ultragenyx Pharmaceutical *	1,200	45
Unilife * (A)	18,171	52
United Therapeutics *	5,964	571
Universal American	2,216	17
Universal Health Services, Cl B	11,347	1,016
US Physical Therapy	1,926	65
Utah Medical Products	200	11
Vanda Pharmaceuticals * (A)	4,100	42
Vascular Solutions *	2,718	56
VCA Antech *	10,383	349
Veeva Systems, Cl A *	1,800	38
Verastem *	1,500	14
Vical *	4,189	5
Vivus * (A)	8,977	44
Vocera Communications *	1,742	23
Volcano *	6,949	121
WellCare Health Plans *	5,766	447
West Pharmaceutical Services	9,130	384
Wright Medical Group *	5,759	175
XenoPort *	9,916	40
XOMA *	9,730	40
Zeltiq Aesthetics *	2,400	42
ZIOPHARM Oncology * (A)	8,673	31
Zogenix *	10,400	24

		56,696

Industrials — 15.0%
AAON	2,967	93
AAR	5,729	139
ABM Industries	6,255	171
Acacia Research (A)	7,649	123
ACCO Brands * (A)	15,629	94
Accuride *	9,555	53
Aceto	3,017	53
Actuant, Cl A	8,542	304
Acuity Brands	5,446	684
Advisory Board *	4,284	207
AECOM Technology *	13,512	434
Aegion, Cl A *	4,503	108
Aerovironment *	2,125	68
AGCO	12,423	670
Air Lease, Cl A	9,331	385
Air Transport Services Group *	6,336	58
Aircastle	8,657	145
Alamo Group	935	48
Alaska Air Group	8,861	872
Albany International, Cl A	4,098	153
Allegiant Travel, Cl A	1,750	201
Alliant Techsystems	4,144	523
Altra Holdings	3,389	116
AMERCO	1,000	276
Ameresco, Cl A *	779	5
American Airlines Group *	24,723	993
American Railcar Industries	1,277	83
American Science & Engineering	955	64
American Woodmark *	1,684	46
AO Smith	9,358	462
Apogee Enterprises	3,811	115

Description	Shares	Market Value ($ Thousands)

Applied Industrial Technologies	5,661	$270
ARC Document Solutions *	4,300	27
ArcBest	2,690	115
Argan	1,879	58
Armstrong World Industries *	3,177	169
Astec Industries	3,163	126
Astronics *	2,274	125
Atlas Air Worldwide Holdings *	3,369	123
Avis Budget Group * (A)	13,660	782
AZZ	3,196	142
Babcock & Wilcox	14,524	469
Barnes Group	6,552	245
Barrett Business Services	834	39
BE Aerospace *	12,330	1,193
Beacon Roofing Supply *	5,470	189
Blount International *	4,685	57
Brady, Cl A	5,727	155
Briggs & Stratton (A)	4,949	102
Brink’s	5,506	147
Builders FirstSource *	7,970	57
CAI International *	1,272	28
Capstone Turbine * (A)	50,135	76
Carlisle	8,077	685
Casella Waste Systems, Cl A *	1,391	8
CBIZ *	3,745	32
CDI	2,269	32
Ceco Environmental	2,047	29
Celadon Group	3,375	79
Cenveo *	7,100	22
Chart Industries *	3,972	286
Chicago Bridge & Iron	12,592	1,025
CIRCOR International	2,315	177
CLARCOR	6,123	358
Clean Harbors * (A)	7,876	481
Colfax *	13,089	953
Columbus McKinnon	2,465	69
Comfort Systems USA	4,391	72
Commercial Vehicle Group *	5,592	53
Continental Building Products *	3,000	46
Con-way	7,568	350
Copa Holdings, Cl A	4,228	604
Copart *	14,350	510
Corporate Executive Board	3,961	270
Courier	700	10
Covanta Holding	14,558	278
CRA International *	2,205	49
Crane	6,329	469
Cubic	2,189	106
Curtiss-Wright	6,178	412
Deluxe	6,754	379
DigitalGlobe *	8,632	262
Donaldson	18,546	755
Douglas Dynamics	4,022	70
Ducommun *	1,000	25
DXP Enterprises *	1,362	95
Dycom Industries *	3,707	110
Dynamic Materials	1,365	30
Echo Global Logistics *	2,486	46
EMCOR Group	7,887	351
Encore Wire	3,103	151
Energy Recovery * (A)	4,487	23
EnerNOC *	2,360	45
EnerSys	6,283	434

13	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Engility Holdings *	2,010	$78
Ennis	3,488	53
EnPro Industries *	2,668	196
ESCO Technologies	2,777	93
Esterline Technologies *	3,790	422
Exelis	22,728	388
ExOne * (A)	400	12
Exponent	1,743	123
Federal Signal	9,547	131
Fortune Brands Home & Security	20,673	827
Forward Air	3,818	171
Franklin Covey *	491	11
Franklin Electric	6,381	244
FreightCar America	1,733	45
FTI Consulting *	4,568	147
FuelCell Energy * (A)	34,361	80
Furmanite *	3,137	34
G&K Services, Cl A	2,439	126
GATX	5,552	366
GenCorp * (A)	8,779	163
Generac Holdings	6,045	294
General Cable	6,137	156
Genesee & Wyoming, Cl A *	5,574	543
Gibraltar Industries *	3,560	56
Global Brass & Copper Holdings	1,000	16
Global Power Equipment Group	3,430	57
Gorman-Rupp	1,977	63
GP Strategies *	2,382	58
Graco	7,835	572
GrafTech International * (A)	15,817	165
Graham	796	24
Granite Construction	4,911	174
Great Lakes Dredge & Dock *	9,180	70
Greenbrier *	3,623	201
Griffon	4,237	50
H&E Equipment Services *	3,725	129
Hardinge	463	6
Harsco	11,028	298
Hawaiian Holdings *	6,780	105
HD Supply Holdings *	7,600	200
Healthcare Services Group	9,239	275
Heartland Express	6,872	149
Heico	8,481	442
Heidrick & Struggles International	1,352	25
Heritage-Crystal Clean *	1,200	20
Herman Miller	6,643	208
Hertz Global Holdings *	43,214	1,276
Hexcel *	12,798	525
HNI	5,149	193
Houston Wire & Cable	3,755	45
Hub Group, Cl A *	4,262	200
Hubbell, Cl B	7,489	876
Huntington Ingalls Industries	6,359	635
Hurco	235	7
Huron Consulting Group *	2,911	198
Hyster-Yale Materials Handling	1,102	93
ICF International *	1,868	69
IDEX	10,341	793
IHS, Cl A *	8,199	1,032

Description	Shares	Market Value ($ Thousands)

II-VI *	5,743	$77
InnerWorkings *	3,487	26
Insperity	3,012	96
Insteel Industries	2,941	58
Interface, Cl A	7,445	136
International Shipholding	800	19
ITT	11,563	505
JB Hunt Transport Services	11,549	897
JetBlue Airways * (A)	33,381	322
John Bean Technologies	4,431	127
Kadant	1,725	65
Kaman	3,973	169
KAR Auction Services	10,129	309
KBR	18,845	458
Kelly Services, Cl A	2,795	50
Kennametal	9,614	433
KEYW Holding * (A)	4,068	43
Kforce	4,537	100
Kirby *	7,226	799
Knight Transportation	8,337	203
Knoll	5,463	96
Korn/Ferry International *	6,958	211
Kratos Defense & Security Solutions *	5,216	44
Landstar System	6,244	405
Layne Christensen *	3,469	53
LB Foster, Cl A	1,171	60
Lennox International	6,429	546
Lincoln Electric Holdings	10,533	692
Lindsay Manufacturing (A)	1,627	137
LMI Aerospace *	181	3
LSI Industries	2,000	16
Lydall *	1,632	45
Manitex International *	1,800	30
Manitowoc	17,150	464
Manpowergroup	9,756	800
Marten Transport	3,095	75
MasTec * (A)	7,262	261
Matson	5,552	136
McGrath RentCorp	2,748	94
Meritor *	13,095	181
Middleby *	2,375	567
Miller Industries	411	8
Mistras Group *	2,697	61
Mobile Mini	4,683	204
Moog, Cl A *	6,024	434
MRC Global *	9,712	280
MSA Safety	3,544	194
MSC Industrial Direct, Cl A (A)	5,703	525
Mueller Industries	6,308	182
Mueller Water Products, Cl A	19,612	165
Multi-Color	1,957	69
MYR Group *	2,179	55
NACCO Industries, Cl A	305	17
National Presto Industries	591	42
Navigant Consulting *	7,641	129
Navistar International *	7,491	257
NCI Building Systems *	3,548	59
NN	2,487	61
Nordson	8,212	670
Nortek *	1,242	104
Northwest Pipe *	586	21
NOW *	13,300	430

14	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Odyssey Marine Exploration * (A)	6,525	$9
Old Dominion Freight Line *	9,190	588
On Assignment *	5,269	186
Orbital Sciences *	7,458	195
Orion Marine Group *	1,874	21
Oshkosh Truck	11,217	606
Owens Corning	15,060	618
Park-Ohio Holdings	1,118	59
Patriot Transportation Holding *	238	8
Pendrell *	8,751	14
Performant Financial *	2,000	19
PGT *	4,900	42
Pike *	4,938	44
Ply Gem Holdings *	1,300	15
PMFG *	2,800	14
Polypore International * (A)	5,260	234
Powell Industries	1,364	84
Power Solutions International *	300	23
PowerSecure International *	3,700	30
Preformed Line Products	90	5
Primoris Services	3,647	106
Proto Labs *	2,199	145
Quad, Cl A	3,562	75
Quality Distribution *	3,910	56
Quanex Building Products	5,765	103
Raven Industries	4,155	130
RBC Bearings	2,595	156
Regal-Beloit	5,925	452
Republic Airways Holdings *	4,596	48
Resources Connection	3,881	48
Rexnord *	4,526	116
Roadrunner Transportation Systems *	1,772	46
Rollins	8,775	269
RPX *	4,910	80
RR Donnelley & Sons	22,760	361
Rush Enterprises, Cl A *	5,099	169
Saia *	2,492	109
Schawk, Cl A	1,500	30
Scorpio Bulkers *	15,200	140
Simpson Manufacturing	5,043	168
SkyWest	6,622	76
SolarCity * (A)	2,931	154
SP Plus *	2,498	59
Sparton *	1,100	32
Spirit Aerosystems Holdings, Cl A *	15,675	509
Spirit Airlines *	7,847	464
SPX	5,994	627
Standex International	1,629	120
Steelcase, Cl A	10,557	173
Sterling Construction *	591	5
Sun Hydraulics	2,877	106
Swift Transporation, Cl A * (A)	11,409	282
Swisher Hygiene *	4,332	2
TAL International Group	3,784	166
Taser International *	7,069	94
Team *	2,357	99
Tecumseh Products *	1,900	9
Teledyne Technologies *	4,837	458
Tennant	2,638	169
Terex	14,170	545

Description	Shares	Market Value ($ Thousands)

Tetra Tech	7,342	$195
Textainer Group Holdings	2,253	87
Thermon Group Holdings *	3,482	82
Timken	11,009	707
Titan International	5,472	87
Titan Machinery * (A)	3,312	58
Toro	7,500	484
Towers Watson, Cl A	8,233	926
TransDigm Group	6,505	1,228
TRC *	1,000	5
Trex *	4,940	153
TriMas *	5,076	178
Trinity Industries	10,071	871
Triumph Group	6,696	464
TrueBlue *	5,928	161
Tutor Perini *	4,551	139
Twin Disc	1,870	61
UniFirst	1,640	162
United Continental Holdings *	44,052	1,955
United Rentals * (A)	11,847	1,197
United Stationers (A)	4,537	181
Universal Forest Products	2,055	100
Universal Truckload Services	700	17
URS	8,971	404
US Ecology	2,340	116
USG * (A)	10,082	302
UTi Worldwide	10,395	101
Valmont Industries (A)	3,314	514
Verisk Analytics, Cl A *	18,872	1,117
Viad	2,271	52
Vicor *	2,500	19
VSE	500	31
Wabash National *	7,741	106
WABCO Holdings *	7,410	791
Wabtec	12,106	953
WageWorks *	3,071	124
Waste Connections	15,703	716
Watsco	3,059	308
Watts Water Technologies, Cl A	3,256	182
Werner Enterprises	5,990	158
Wesco Aircraft Holdings *	4,346	94
WESCO International * (A)	5,666	484
West	3,400	91
Woodward Governor	9,042	404
XPO Logistics *	7,290	183
YRC Worldwide *	4,500	101

		77,083

Information Technology — 14.6%
3D Systems * (A)	12,647	641
ACI Worldwide *	4,804	261
Activision Blizzard	33,806	703
Actuate *	2,744	13
Acxiom *	8,674	197
ADTRAN	6,797	153
Advanced Energy Industries *	5,219	102
Advanced Micro Devices *	72,600	290
Advent Software	4,168	126
Aeroflex Holding *	729	8
Agilysys *	900	13
Alliance Fiber Optic Products	600	12

15	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Alpha & Omega Semiconductor *	1,100	$9
Ambarella * (A)	1,600	42
Amdocs	20,268	975
American Software, Cl A	2,872	28
Amkor Technology * (A)	11,313	114
ANADIGICS *	2,864	3
Angie’s List *	3,748	40
Anixter International	3,541	365
Ansys *	11,717	861
AOL *	10,165	369
Applied Micro Circuits *	8,998	81
ARRIS Group *	15,370	509
Arrow Electronics *	13,225	763
Aruba Networks *	12,539	232
Aspen Technology *	12,167	523
Atmel *	52,082	436
AVG Technologies *	2,900	56
Aviat Networks *	1,216	1
Avnet	17,299	754
AVX	4,478	60
Axcelis Technologies *	7,300	14
Badger Meter	1,362	67
Bankrate *	5,849	89
Bazaarvoice *	3,600	24
Bel Fuse, Cl B	388	11
Belden	5,423	390
Benchmark Electronics *	6,930	161
Benefitfocus *	700	26
Black Box	2,509	61
Blackbaud	5,155	177
Blackhawk Network Holdings, Cl B *	5,300	130
Blackhawk Network Holdings, Cl A *	1,000	25
Blucora * (A)	4,129	78
Booz Allen Hamilton Holding, Cl A	4,665	103
Bottomline Technologies de *	4,871	140
Brightcove *	2,600	25
Broadridge Financial Solutions	15,497	636
BroadSoft * (A)	3,594	78
Brocade Communications Systems	56,847	518
Brooks Automation	6,303	61
Cabot Microelectronics *	3,524	152
CACI International, Cl A *	2,632	188
Cadence Design Systems * (A)	36,247	605
CalAmp *	4,756	91
Calix *	4,945	40
Callidus Software *	4,356	46
Carbonite *	1,400	16
Cardtronics *	4,985	144
Cass Information Systems	990	50
Cavium *	6,931	340
CDW	4,200	124
Ceva *	3,838	60
ChannelAdvisor *	400	8
Checkpoint Systems *	3,845	50
CIBER *	13,787	64
Ciena * (A)	13,386	260
Cirrus Logic *	7,995	177
Cognex *	10,558	380

Description	Shares	Market Value ($ Thousands)

Coherent *	2,753	$165
Cohu	2,077	22
CommScope Holding *	4,500	119
CommVault Systems *	5,684	278
Computer Task Group	792	12
Compuware	25,560	253
comScore *	3,947	123
Comtech Telecommunications	1,932	63
Comverse *	2,100	52
Concur Technologies *	5,911	505
Constant Contact *	4,666	138
Convergys	14,087	307
Conversant * (A)	8,594	203
CoreLogic *	11,683	333
Cornerstone OnDemand *	5,399	217
CoStar Group *	3,563	565
Cray *	4,370	123
Cree * (A)	14,823	713
CSG Systems International	3,717	98
CTS	4,045	71
Cvent *	700	18
Cypress Semiconductor	22,095	226
Daktronics	4,580	57
Datalink *	3,697	34
Dealertrack Technologies *	5,800	230
Demand Media *	1,687	8
Demandware *	2,345	143
Dice Holdings *	2,190	15
Diebold	8,433	317
Digi International *	3,601	32
Digimarc	276	9
Digital River *	3,277	52
Diodes *	4,042	112
Dolby Laboratories, Cl A * (A)	5,104	212
DSP Group *	862	7
DST Systems	4,450	406
DTS *	2,944	53
E2open *	1,300	23
EarthLink Holdings	11,833	43
Ebix (A)	3,825	60
EchoStar, Cl A *	5,503	281
eGain *	1,600	11
Electro Rent	1,059	17
Electro Scientific Industries	2,445	18
Electronics For Imaging *	5,228	213
Ellie Mae *	3,363	94
Emulex *	6,988	37
Endurance International Group Holdings * (A)	3,100	40
Entegris *	15,908	182
Entropic Communications *	14,749	49
Envestnet *	3,095	125
EPAM Systems *	2,600	109
Epiq Systems	3,690	45
ePlus *	144	8
Equinix * (A)	6,198	1,232
Euronet Worldwide *	6,088	287
EVERTEC	3,500	84
Exar *	4,992	54
ExlService Holdings *	3,623	103
Extreme Networks *	10,187	41
Fabrinet *	3,215	61
FactSet Research Systems	5,586	599

16	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Fair Isaac	4,891	$288
Fairchild Semiconductor International, Cl A *	14,509	213
FARO Technologies *	1,708	73
FEI	5,352	447
Finisar * (A)	12,454	296
FireEye *	1,900	62
FleetCor Technologies *	8,473	1,071
FleetMatics Group *	1,578	45
FormFactor *	3,767	27
Forrester Research	1,564	59
Fortinet *	17,599	395
Freescale Semiconductor *	9,207	204
Fusion-io *	11,302	90
Gartner *	11,837	842
Genpact *	22,050	372
Gigamon *	800	14
Global Cash Access Holdings *	7,316	65
Global Eagle Entertainment *	4,900	55
Global Payments	8,728	598
Glu Mobile *	3,700	13
Gogo * (A)	400	7
GSI Group *	5,462	66
GSI Technology *	2,900	16
GT Advanced Technologies * (A)	15,929	269
Guidance Software *	594	6
Guidewire Software *	6,469	244
Hackett Group	3,300	20
Harmonic *	9,294	67
Heartland Payment Systems	4,111	170
Higher One Holdings *	1,534	6
Hittite Microwave	4,317	254
IAC	9,421	624
iGATE *	4,686	163
Imation *	4,600	16
Immersion *	1,567	17
Imperva *	2,883	60
Infinera *	14,884	135
Infoblox *	7,503	97
Informatica *	13,785	504
Ingram Micro, Cl A *	19,446	540
Inphi *	2,262	34
Insight Enterprises *	4,798	130
Integrated Device Technology *	16,545	220
Integrated Silicon Solution *	5,505	77
Interactive Intelligence Group *	2,268	115
InterDigital	5,230	199
Internap Network Services *	8,784	63
International Rectifier *	7,806	209
Intersil, Cl A	15,772	222
IntraLinks Holdings *	3,326	29
InvenSense, Cl A * (A)	8,177	158
IPG Photonics *	3,820	241
Itron *	4,511	173
Ixia *	6,158	72
IXYS	1,980	22
j2 Global (A)	5,557	263
Jack Henry & Associates	10,919	633
JDS Uniphase *	27,100	297
Jive Software *	2,634	21
Kemet *	2,462	15
Knowles *	11,400	322

Description	Shares	Market Value ($ Thousands)

Kopin *	8,823	$28
KVH Industries *	297	4
Lattice Semiconductor *	12,162	96
Leidos Holdings (A)	8,450	322
Lexmark International, Cl A	8,280	361
LinkedIn, Cl A *	12,206	1,954
Lionbridge Technologies *	7,618	43
Liquidity Services *	2,222	34
Littelfuse	3,003	263
LivePerson *	5,291	50
LogMeIn *	3,313	141
Luxoft Holding, Cl A *	1,100	36
MA-COM Tech *	1,300	24
Manhattan Associates *	10,180	330
ManTech International, Cl A	2,822	83
Marchex, Cl B	2,900	30
Marin Software *	1,400	14
Marketo *	700	16
Marvell Technology Group	49,902	777
Maxim Integrated Products	36,404	1,247
MAXIMUS	8,916	398
MaxLinear, Cl A *	2,300	22
Maxwell Technologies *	2,864	50
Measurement Specialties *	1,877	119
Mentor Graphics	12,840	272
Mercury Systems *	5,923	69
Mesa Laboratories	300	24
Methode Electronics	5,284	165
Micrel	6,093	65
Micros Systems *	10,071	538
Microsemi *	11,414	278
MicroStrategy, Cl A *	1,253	177
Millennial Media * (A)	3,000	12
Mitek Systems * (A)	3,600	12
MKS Instruments	6,123	177
Model N * (A)	900	10
ModusLink Global Solutions * (A)	6,400	23
MoneyGram International *	2,905	38
Monolithic Power Systems *	4,651	183
Monotype Imaging Holdings	4,860	125
Monster Worldwide *	12,508	71
MoSys *	2,200	7
Move * (A)	3,735	49
MTS Systems	1,989	132
Multi-Fineline Electronix *	1,200	12
Nanometrics *	3,644	63
National Instruments	12,667	363
NCR *	20,883	682
Neonode * (A)	2,700	10
NeoPhotonics *	2,200	10
Net Element *	100	—
NETGEAR *	4,892	161
Netscout Systems *	4,758	185
NetSuite *	4,503	362
NeuStar, Cl A * (A)	7,232	203
Newport *	5,995	111
NIC	7,422	123
Nimble Storage *	800	20
Nuance Communications *	33,981	550
Numerex, Cl A *	477	5
NVE *	694	37
OmniVision Technologies *	8,042	181

17	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

ON Semiconductor *	54,200	$471
OpenTable *	2,626	178
Oplink Communications *	1,066	18
OSI Systems *	2,668	152
Palo Alto Networks *	4,433	332
Pandora Media *	17,971	441
Park Electrochemical	1,982	53
Parkervision * (A)	14,552	71
PC Connection	831	17
PC-Tel *	1,500	11
PDF Solutions *	2,853	57
Pegasystems	3,236	69
Peregrine Semiconductor * (A)	2,300	15
Perficient *	3,600	64
Pericom Semiconductor *	911	8
Photronics *	7,029	62
Plantronics	5,969	271
Plexus *	4,228	177
PLX Technology *	5,989	35
PMC-Sierra *	25,654	181
Polycom *	16,047	205
Power Integrations	3,289	165
PRGX Global *	936	6
Procera Networks *	1,381	13
Progress Software *	6,558	142
Proofpoint *	2,900	93
PROS Holdings *	3,399	78
PTC *	15,290	563
Qlik Technologies *	11,425	248
QLogic *	13,122	130
Qualys *	1,400	33
Quantum * (A)	12,478	14
QuinStreet *	1,186	7
Rackspace Hosting *	14,977	547
Rally Software Development *	800	10
Rambus *	16,110	195
RealD * (A)	7,164	85
RealNetworks *	844	7
RealPage *	4,546	96
Reis	500	9
RF Micro Devices *	37,847	356
Richardson Electronics	515	5
Riverbed Technology * (A)	21,550	438
Rocket Fuel * (A)	700	18
Rofin-Sinar Technologies *	2,615	61
Rogers *	2,493	155
Rosetta Stone *	700	7
Rovi *	11,434	276
Rubicon Technology *	1,000	9
Ruckus Wireless *	5,517	60
Rudolph Technologies *	5,507	52
Sanmina *	10,366	211
Sapient *	15,254	251
ScanSource *	4,096	152
Science Applications International	5,242	203
SciQuest *	2,538	43
Seachange International *	3,843	37
Semtech *	7,675	199
ServiceNow *	9,969	522
ServiceSource International *	9,746	44
ShoreTel *	5,870	41
Shutterstock * (A)	1,097	71

Description	Shares	Market Value ($ Thousands)

Sigma Designs *	1,313	$5
Silicon Graphics International *	3,190	28
Silicon Image *	12,061	63
Silicon Laboratories *	5,682	256
Skyworks Solutions	24,065	1,042
SolarWinds *	7,860	307
Solera Holdings	8,827	576
Sonus Networks *	19,901	73
Spansion, Cl A *	4,882	93
Spark Networks * (A)	2,500	11
Speed Commerce *	5,400	20
Splunk *	14,084	590
SPS Commerce *	2,129	121
SS&C Technologies Holdings *	6,809	290
Stamps.com *	1,255	41
Stratasys *	4,669	434
SunEdison *	33,909	668
SunPower, Cl A *	5,836	195
Super Micro Computer *	3,751	81
support.com *	4,681	11
Sykes Enterprises *	6,111	123
Synaptics * (A)	3,687	251
Synchronoss Technologies *	4,097	130
SYNNEX *	2,970	196
Synopsys *	19,452	749
Syntel *	1,877	152
Tableau Software, Cl A *	1,300	75
Take-Two Interactive Software *	10,139	209
Tangoe * (A)	2,855	43
Tech Data *	5,065	301
TeleTech Holdings *	3,427	90
Teradyne	24,600	438
Tessco Technologies	700	21
Tessera Technologies (A)	7,030	158
Textura * (A)	800	17
TIBCO Software *	21,248	457
TiVo *	14,386	171
Travelzoo *	287	6
Trimble Navigation *	31,920	1,151
TriQuint Semiconductor *	20,439	318
Trulia * (A)	3,678	142
TTM Technologies *	7,087	53
Twitter *	10,300	334
Tyler Technologies *	3,687	288
Ubiquiti Networks * (A)	1,400	49
Ultimate Software Group *	3,535	449
Ultra Clean Holdings *	4,452	37
Ultratech *	2,968	75
Uni-Pixel *	1,200	6
Unisys *	5,683	133
United Online	1,208	13
Universal Display * (A)	5,008	131
Unwired Planet *	3,460	7
Vantiv, Cl A *	10,208	316
Vasco Data Security International *	6,254	70
Veeco Instruments *	4,901	163
VeriFone Holdings *	14,129	464
Verint Systems *	6,350	294
ViaSat *	4,756	258
VirnetX Holding * (A)	4,742	75
Virtusa *	3,149	108
Vishay Intertechnology (A)	14,917	223

18	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Vishay Precision Group *	464	$8
VistaPrint * (A)	3,699	148
VMware, Cl A * (A)	10,717	1,034
Vocus *	3,898	70
Vringo * (A)	6,600	22
Web.com Group *	5,239	180
WebMD Health, Cl A * (A)	4,027	172
Westell Technologies, Cl A *	6,300	16
WEX *	4,976	479
Wix.com * (A)	1,300	23
Workday, Cl A *	4,789	375
Xcerra *	7,941	77
XO Group *	4,415	50
Xoom *	670	15
Yelp, Cl A *	3,898	258
Zebra Technologies, Cl A *	6,664	495
Zillow, Cl A *	2,837	335
Zix *	6,113	20
Zygo *	1,420	27
Zynga, Cl A *	81,274	280

		74,701

Materials — 5.5%
A. Schulman	3,229	114
Advanced Emissions Solutions *	3,154	74
AEP Industries *	180	6
AK Steel Holding *	14,000	86
Albemarle	10,343	716
Allied Nevada Gold * (A)	16,478	45
AM Castle * (A)	923	11
American Vanguard	3,999	61
Ampco-Pittsburgh	333	7
AptarGroup	8,566	570
Arabian American Development *	817	8
Ashland	9,908	1,020
Axiall	8,525	394
Balchem	3,388	187
Berry Plastics Group *	6,938	164
Boise Cascade *	2,070	54
Cabot	8,332	471
Calgon Carbon *	7,918	170
Carpenter Technology	6,201	387
Celanese, Cl A	19,992	1,253
Century Aluminum *	6,659	91
Chase	800	24
Chemtura *	11,529	288
Clearwater Paper *	3,051	189
Cliffs Natural Resources (A)	18,900	296
Coeur Mining *	13,061	89
Commercial Metals	15,641	278
Compass Minerals International	4,340	404
Crown Holdings *	18,135	886
Cytec Industries	4,717	469
Deltic Timber	1,596	98
Domtar	4,025	366
Eagle Materials	6,383	555
Ferro *	8,905	114
Flotek Industries *	5,296	150
FutureFuel	3,876	67
General Moly *	1,340	1

Description	Shares	Market Value ($ Thousands)

Glatfelter	5,471	$144
Globe Specialty Metals	6,902	138
Gold Resource	1,558	7
Graphic Packaging Holding *	23,717	261
Greif, Cl A	3,619	198
H.B. Fuller	5,933	284
Handy & Harman *	800	18
Hawkins	1,773	64
Haynes International	1,223	65
Headwaters *	10,820	140
Hecla Mining (A)	43,756	121
Horsehead Holding *	7,009	116
Huntsman	24,624	657
Innophos Holdings	2,889	152
Innospec	3,113	131
Intrepid Potash * (A)	5,660	92
Kaiser Aluminum	2,354	161
KapStone Paper and Packaging *	10,742	312
KMG Chemicals	309	5
Koppers Holdings	2,073	75
Kraton Performance Polymers *	4,880	121
Kronos Worldwide	3,484	53
Landec *	1,493	18
Louisiana-Pacific *	16,442	233
LSB Industries *	2,939	112
Martin Marietta Materials (A)	5,801	712
Materion	3,274	112
Midway Gold *	5,336	4
Minerals Technologies	4,724	293
Molycorp * (A)	16,247	45
Myers Industries	3,418	73
Neenah Paper	2,493	122
NewMarket (A)	1,197	469
Olin (A)	9,816	267
Olympic Steel	327	8
OM Group	3,483	107
OMNOVA Solutions *	7,567	72
Packaging Corp of America	12,349	854
Paramount Gold and Silver * (A)	2,528	2
Patrick Industries *	400	15
Penford *	1,400	17
PolyOne	12,032	483
Quaker Chemical	1,434	106
Reliance Steel & Aluminum	9,738	701
Rentech *	37,265	87
Resolute Forest Products *	9,092	136
Rock Tenn, Cl A	9,035	913
Rockwood Holdings	9,305	711
Royal Gold	8,202	514
RPM International	16,788	723
RTI International Metals *	4,743	127
Schnitzer Steel Industries, Cl A	3,456	86
Schweitzer-Mauduit International	3,638	152
Scotts Miracle-Gro, Cl A	5,059	303
Sensient Technologies	6,035	331
Silgan Holdings	5,912	289
Sonoco Products	13,021	550
Southern Copper	20,129	598
Steel Dynamics	28,537	493
Stepan	2,725	146
Stillwater Mining *	14,680	247

19	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

SunCoke Energy *	8,646	$174
Tahoe Resources *	10,588	220
Taminco *	1,300	28
Texas Industries * (A)	2,723	234
Tredegar	2,341	50
Universal Stainless & Alloy
Products *	1,034	31
US Concrete *	1,300	32
US Silica Holdings	3,026	153
Valspar	10,926	816
Walter Industries	5,626	27
Wausau Paper	4,619	49
Westlake Chemical	5,310	429
Worthington Industries	7,102	286
WR Grace *	9,524	877
Zep	3,721	65

		28,180

Telecommunication Services — 1.3%
8x8 *	10,914	82
Atlantic Telegraph-Network	1,367	76
Boingo Wireless *	2,700	18
Cbeyond *	5,841	58
Cincinnati Bell *	19,786	78
Cogent Communications Holdings	5,304	194
Consolidated Communications Holdings	6,226	127
Enventis	700	10
FairPoint Communications *	4,070	57
General Communication, Cl A *	1,903	22
Hawaiian Telcom Holdco *	905	25
IDT, Cl B	603	10
inContact *	5,328	45
Inteliquent	3,153	47
Intelsat *	1,700	33
Iridium Communications *	7,246	57
Level 3 Communications *	21,792	951
Lumos Networks	2,271	34
magicJack VocalTec *	3,636	53
NII Holdings * (A)	15,276	8
NTELOS Holdings (A)	1,498	19
ORBCOMM *	7,786	50
Premiere Global Services *	5,618	73
RingCentral, Cl A *	2,000	24
SBA Communications, Cl A *	15,819	1,606
Shenandoah Telecommunications	2,752	76
Sprint *	106,890	1,021
Straight Path Communications *	301	3
Telephone & Data Systems	12,655	351
T-Mobile US *	24,105	828
Towerstream * (A)	6,900	13
tw telecom, Cl A *	17,431	572
US Cellular	1,452	62
USA Mobility	4,132	64
Vonage Holdings *	18,120	69

		6,816

Utilities — 3.4%
ALLETE	5,370	267
Alliant Energy	14,018	817
American States Water	4,974	151
American Water Works	22,318	1,085

Description	Shares	Market Value ($ Thousands)

Aqua America	22,537	$572
Artesian Resources, Cl A	284	6
Atlantic Power	12,421	42
Atmos Energy	12,682	635
Avista	6,852	215
Black Hills	5,902	340
California Water Service Group	6,941	153
Calpine *	46,372	1,081
Chesapeake Utilities	1,077	70
Cleco	7,922	412
Connecticut Water Service	1,906	61
Consolidated Water	1,000	10
Delta Natural Gas	500	10
Dynegy, Cl A *	13,300	448
El Paso Electric	5,036	192
Empire District Electric	6,356	153
Genie Energy, Cl B *	1,000	8
Great Plains Energy	19,723	502
Hawaiian Electric Industries (A)	11,558	278
IDACORP	5,924	325
ITC Holdings	19,175	702
Laclede Group	3,803	178
MDU Resources Group	23,832	807
MGE Energy	4,414	166
Middlesex Water	901	18
National Fuel Gas (A)	9,288	697
New Jersey Resources	5,647	311
Northwest Natural Gas	3,476	157
NorthWestern	4,346	209
NRG Yield, Cl A (A)	3,400	160
OGE Energy	24,976	917
ONE Gas	7,100	260
Ormat Technologies	2,734	81
Otter Tail	4,846	139
Pattern Energy Group, Cl A	2,200	67
Piedmont Natural Gas (A)	8,992	322
PNM Resources	10,717	305
Portland General Electric	9,100	301
Questar	22,808	549
SJW	2,464	67
South Jersey Industries	3,598	207
Southwest Gas	5,441	285
UGI	14,464	704
UIL Holdings	6,750	250
Unitil	1,358	45
UNS Energy	4,916	298
Vectren	10,743	428
Westar Energy, Cl A	15,570	561
WGL Holdings	7,061	286
York Water	752	15

		17,325

Total Common Stock (Cost $457,215) ($ Thousands)		504,191

	Number Of Rights
RIGHTS — 0.0%

Bermuda — 0.0%
Central European Media Enterprises ‡‡	112	—

20	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Extended Market Index Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

United States — 0.0%
Cubist Pharmaceuticals ‡‡	2,960	$1
Leap Wireless CVR ‡‡	7,532	—
Trius Contingent Value ‡‡	2,885	—

Total Rights (Cost $6) ($ Thousands)		1

	Number Of Warrants
WARRANTS — 0.0%
Magnum Hunter Resources, Expires 04/20/16 *(A)	1,239	—
Tejon Ranch, Expires 08/31/16 *	96	—

Total Warrants (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 10.4%
SEI Liquidity Fund, L.P. 0.070% ** † (C)	53,160,091	53,160

Total Affiliated Partnership (Cost $53,160) ($ Thousands)		53,160

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% **†	8,826,775	8,827

Total Cash Equivalent (Cost $8,827) ($ Thousands)		8,827

U.S. TREASURY OBLIGATIONS (D) (E) — 0.1%
U.S. Treasury Bills 0.024%, 07/17/2014	$120	120
0.010%, 08/07/2014	510	510

Total U.S. Treasury Obligations (Cost $630) ($ Thousands)		630

Total Investments — 110.4% (Cost $519,838) ($ Thousands)		$566,809

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	27	Jun-2014	$(113)
S&P Mid 400 Index E-MINI	46	Jun-2014	70

			$(43)

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages	are based on a Net Assets of $513,283 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date is unavailable.

(A)	This security or a partial position of this security is on loan at May 31, 2014. The total market value of securities on loan at May 31, 2014 was $51,217 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2014 was $53,160 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield as the time of purchase.

Cl — Class

CVR — Contingent Value Right

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$504,191	$—	$—	$504,191
Rights	1	—	—	1
Warrants	—	—	—	—
Affiliated Partnership	—	53,160	—	53,160
Cash Equivalent	8,827	—	—	8,827
U.S. Treasury Obligations	—	630	—	630

Total Investments in Securities	$513,019	$53,790	$—	$566,809

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$70	$—	$—	$70
Unrealized Depreciation	(113)	—	—	(113)

Total Futures Contracts *	$(43)	$—	$—	$(43)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

21	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small Cap Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Consumer Discretionary — 11.5%
2U *	48,886	$706
Abercrombie & Fitch, Cl A	4,210	160
American Axle & Manufacturing
Holdings *	21,400	397
American Eagle Outfitters	49,562	532
America’s Car-Mart *	6,500	236
Arctic Cat	18,462	689
Ascent Capital Group, Cl A *	4,370	270
Big 5 Sporting Goods	21,000	244
Big Lots *	13,500	573
Biglari Holdings *	2,646	1,116
Bravo Brio Restaurant Group *	24,500	387
Bright Horizons Family Solutions *	17,582	685
Brown Shoe	24,700	695
Brunswick	32,919	1,419
Buffalo Wild Wings *	6,110	883
Cabela’s * (A)	13,645	835
Callaway Golf (A)	60,843	488
Capella Education	17,914	1,025
Career Education *	62,900	294
Carmike Cinemas *	6,300	217
Carter’s	16,918	1,220
Cato, Cl A	12,000	346
Children’s Place Retail Stores (A)	7,310	354
Container Store Group * (A)	32,577	934
Cooper Tire & Rubber	9,600	267
Core-Mark Holding	14,368	1,188
Coupons.com * (A)	6,823	176
Cracker Barrel Old Country Store	2,600	261
Crocs *	28,000	418
CSS Industries	10,800	260
Dana Holdings	44,205	979
Destination XL Group *	50,500	267
Dex Media * (A)	5,100	51
Diamond Resorts International *	36,303	698
Dick’s Sporting Goods	13,220	588
DreamWorks Animation SKG, Cl A *	21,691	609
Drew Industries	19,388	941
Einstein Noah Restaurant Group	9,200	142
Entravision Communications, Cl A	84,400	452
Ethan Allen Interiors (A)	22,307	523
Express *	42,792	539
Fiesta Restaurant Group *	36,176	1,457
Five Below * (A)	55,967	2,026
Francesca’s Holdings * (A)	41,183	632
Fred’s, Cl A	14,800	226
FTD *	7,800	233
Fuel Systems Solutions *	12,700	124
Genesco *	6,585	493
G-III Apparel Group *	2,000	147
Grand Canyon Education *	5,900	260
Gray Television *	1,200	14
Haverty Furniture	32,325	809
Helen of Troy *	15,500	898

Description	Shares	Market Value ($ Thousands)

Hibbett Sports * (A)	15,932	$838
HomeAway *	37,783	1,164
Hyatt Hotels, Cl A *	550	34
Ignite Restaurant Group *	12,800	197
Jack in the Box	30,653	1,770
Journal Communications, Cl A *	42,700	352
K12 * (A)	35,400	813
Krispy Kreme Doughnuts * (A)	39,817	750
La-Z-Boy, Cl Z	17,742	433
Libbey *	62,800	1,692
Life Time Fitness * (A)	9,365	498
Lithia Motors, Cl A	25,322	1,986
LKQ *	27,237	756
Loral Space & Communications *	8,700	629
Lumber Liquidators Holdings * (A)	14,530	1,129
Marriott Vacations Worldwide *	4,300	244
Matthews International, Cl A (A)	30,324	1,243
MDC Partners, Cl A	43,350	911
Meredith	9,275	417
Modine Manufacturing *	33,900	518
Movado Group	17,837	683
NACCO Industries, Cl A	6,973	378
National CineMedia	108,518	1,701
Noodles, Cl A * (A)	9,307	309
Office Depot *	67,300	344
Orbitz Worldwide *	100,200	744
Orient-Express Hotels, Cl A *	12,900	170
Overstock.com *	24,700	377
Oxford Industries	3,404	218
Penske Auto Group	13,390	623
Pep Boys-Manny Moe & Jack *	25,695	262
Perry Ellis International *	5,700	96
PetMed Express (A)	8,600	114
Pier 1 Imports	74,160	1,306
Pool	27,239	1,572
Popeyes Louisiana Kitchen *	13,960	599
ReachLocal * (A)	64,900	389
Red Robin Gourmet Burgers *	14,833	1,069
Regis	10,365	143
Remy International	9,494	226
Rent-A-Center, Cl A (A)	42,606	1,191
RetailMeNot * (A)	23,755	606
Ruth’s Hospitality Group	53,000	649
Ryland Group	26,623	1,004
Sally Beauty Holdings *	33,234	851
Scholastic	2,500	80
Scientific Games, Cl A *	67,928	608
Select Comfort *	19,849	368
SFX Entertainment * (A)	31,596	231
Shutterfly *	46,713	1,922
Six Flags Entertainment	28,275	1,144
Skechers U.S.A., Cl A *	49,647	2,209
Skullcandy *	40,600	301
Smith & Wesson Holding * (A)	16,000	254
SodaStream International * (A)	12,667	473
Sonic *	20,700	431
Stage Stores (A)	15,900	292
Standard Motor Products	14,200	589
Steiner Leisure *	3,200	128
Stoneridge *	52,000	500
TAL Education Group ADR *	47,233	1,086

1	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small Cap Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Tenneco *	11,000	$701
Tile Shop Holdings * (A)	30,896	461
TRI Pointe Homes * (A)	21,820	333
Vail Resorts	5,300	369
Vera Bradley * (A)	37,973	1,023
Vince Holding *	9,569	266
Vitamin Shoppe *	16,908	727
Wolverine World Wide (A)	64,928	1,680
ZAGG *	26,100	119
Zoe’s Kitchen *	8,880	260
zulily, Cl A * (A)	14,444	502

		79,438

Consumer Staples — 2.8%
Andersons	14,250	726
Annie’s *	11,127	364
Casey’s General Stores	28,565	2,035
Chefs’ Warehouse *	25,144	465
Chiquita Brands International *	95,700	982
Cott	29,377	208
Darling Ingredients *	80,487	1,609
Dean Foods	15,210	265
Fairway Group Holdings, Cl A * (A)	7,416	46
Fresh Del Monte Produce	75,743	2,194
Ingles Markets, Cl A	11,100	291
J&J Snack Foods	6,265	587
Lancaster Colony	5,400	482
Medifast *	3,400	107
Pantry *	22,325	377
Pilgrim’s Pride *	52,600	1,338
Rite Aid *	139,300	1,164
Roundy’s	16,200	87
Seneca Foods, Cl A *	3,900	119
Snyder’s-Lance	10,801	294
SpartanNash	42,508	1,032
Sprouts Farmers Market *	29,248	793
SUPERVALU *	37,000	276
Susser Holdings * (A)	4,768	378
TreeHouse Foods *	6,648	498
United Natural Foods *	3,900	263
Universal (A)	20,200	1,082
USANA Health Sciences * (A)	11,500	827
Weis Markets	4,900	232
WhiteWave Foods, Cl A *	7,658	241

		19,362

Energy — 7.0%
Abraxas Petroleum *	11,935	60
Alberta Oilsands *	536,100	69
Alon USA Energy	13,300	199
Alpha Natural Resources * (A)	50,800	172
Approach Resources * (A)	113,765	2,221
Basic Energy Services *	17,700	481
Bill Barrett * (A)	21,500	538
Bonanza Creek Energy *	7,180	385
Bristow Group	8,900	676
C&J Energy Services *	22,265	682
Carrizo Oil & Gas *	19,690	1,131
Cloud Peak Energy *	54,554	1,008
Delek US Holdings	33,356	1,036
Dresser-Rand Group *	18,797	1,150
Dril-Quip *	20,356	2,081
Emerald Oil * (A)	28,631	186

Description	Shares	Market Value ($ Thousands)

Energy XXI Bermuda (A)	30,300	$650
EPL Oil & Gas *	29,900	1,134
Era Group *	15,473	452
Exterran Holdings	11,925	498
Forest Oil * (A)	85,000	209
Forum Energy Technologies *	23,830	787
GasLog	25,500	595
Goodrich Petroleum * (A)	12,865	373
Gulfmark Offshore, Cl A	16,061	745
Helix Energy Solutions Group *	31,830	744
Hercules Offshore *	69,300	315
ION Geophysical *	20,200	84
Key Energy Services *	61,238	493
Kinder Morgan Escrow	69,898	—
Kodiak Oil & Gas *	59,100	752
Laredo Petroleum *	50,649	1,401
Matador Resources * (A)	35,519	884
Matrix Service *	14,600	477
McDermott International * (A)	142,144	1,032
Midcoast Energy Partners (A)	19,268	424
Mitcham Industries *	6,663	90
Navigator Holdings *	21,800	535
Newpark Resources *	89,858	1,012
North Atlantic Drilling	56,200	590
Northern Oil And Gas * (A)	25,185	384
Nuverra Environmental Solutions * (A)	63,200	1,076
Oasis Petroleum *	35,217	1,743
Parker Drilling *	190,912	1,235
PDC Energy *	13,486	866
Penn Virginia *	31,400	477
Pioneer Energy Services *	84,088	1,337
Precision Drilling	21,300	276
Quicksilver Resources * (A)	46,600	112
Renewable Energy Group *	30,000	297
Resolute Energy *	81,400	677
Ring Energy *	9,733	188
Rosetta Resources *	28,039	1,321
Scorpio Tankers	123,400	1,119
SEACOR Holdings *	2,553	204
StealthGas *	63,200	664
Stone Energy *	15,500	688
Superior Energy Services	28,995	962
Synergy Resources *	9,535	112
Targa Resources	7,188	826
Tesco	39,430	840
TETRA Technologies *	83,915	968
TGC Industries *	32,755	148
Tidewater	13,605	709
Triangle Petroleum * (A)	100,700	1,012
Unit *	11,627	739
VAALCO Energy *	120,700	785
W&T Offshore (A)	20,100	295
Western Refining (A)	11,900	488
Willbros Group *	54,800	666
World Fuel Services (A)	28,275	1,311

		48,876

Financials — 19.3%
1st Source	6,200	188
Acadia Realty Trust ‡	20,160	556
Agree Realty ‡	14,600	450

2	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small Cap Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Alexandria Real Estate Equities ‡	2,050	$156
Allied World Assurance Holdings	9,624	361
Altisource Residential, Cl B ‡	27,491	767
Ambac Financial Group *	1,300	37
American Assets Trust ‡	16,235	557
American Campus Communities ‡	11,715	455
American Capital Mortgage Investment ‡	24,400	498
American Equity Investment Life Holding (A)	33,400	752
American Realty Capital Properties ‡	8,900	110
AMERISAFE	2,000	77
AmTrust Financial Services (A)	10,980	469
Anworth Mortgage Asset ‡	104,404	564
Apartment Investment & Management, Cl A ‡	5,256	165
Apollo Investment	14,400	121
Ares Capital	1,950	34
Argo Group International Holdings	21,890	1,061
Arlington Asset Investment, Cl A	2,100	58
Artisan Partners Asset Management, Cl A	5,108	294
Ashford Hospitality Prime ‡	6,740	110
Ashford Hospitality Trust ‡	33,700	361
Aspen Insurance Holdings	6,100	280
Associated Banc	14,000	241
AvalonBay Communities ‡	2,262	321
Banco Latinoamericano de Comercio Exterior, Cl E	31,700	848
Bancorpsouth (A)	29,540	694
Bank of the Ozarks (A)	29,727	1,755
BankUnited	23,764	773
Banner	20,289	774
Berkshire Hills Bancorp	17,034	385
BGC Partners, Cl A	72,700	509
BioMed Realty Trust ‡ (A)	6,100	132
BlackRock Kelso Capital (A)	33,900	294
Blackstone Mortgage Trust, Cl A ‡	15,061	448
BofI Holding *	9,947	764
Boston Private Financial Holdings	71,750	907
Boston Properties ‡	1,828	221
Brandywine Realty Trust ‡	23,900	366
Brixmor Property Group ‡	2,650	58
Camden National	4,600	169
Campus Crest Communities ‡	70,673	627
Capital Bank Financial, Cl A *	22,000	534
Capstead Mortgage ‡	21,600	284
Cardinal Financial	15,928	277
CBL & Associates Properties ‡	29,979	564
Cedar Realty Trust ‡	66,600	409
Central Pacific Financial	67,210	1,280
Chesapeake Lodging Trust ‡	21,200	618
City National	7,200	512
CNO Financial Group	188,930	3,047
CoBiz Financial	49,582	514

Description	Shares	Market Value ($ Thousands)

Cohen & Steers (A)	14,910	$604
Columbia Banking System	2,000	50
CommonWealth ‡	11,800	310
Community Bank System (A)	5,300	188
Community Trust Bancorp	9,240	317
Cousins Properties ‡	28,000	336
Credit Acceptance *	4,600	600
CubeSmart ‡	36,931	674
Customers Bancorp *	13,850	263
CYS Investments ‡	134,716	1,245
DDR ‡	6,900	119
DiamondRock Hospitality ‡	22,100	274
Dime Community Bancshares	25,326	383
Douglas Emmett ‡	1,900	54
Duke Realty ‡	10,597	188
Dynex Capital ‡	28,900	250
Eagle Bancorp *	32,615	1,043
East West Bancorp	16,635	557
EastGroup Properties ‡	31,769	2,022
Education Realty Trust ‡	90,306	945
Employers Holdings	58,508	1,230
Endurance Specialty Holdings	17,819	922
EPR Properties ‡	7,655	413
Equity One ‡	21,295	489
Equity Residential ‡	4,387	271
Essex Property Trust ‡	526	95
Evercore Partners, Cl A	2,900	160
Extra Space Storage ‡	1,300	68
Ezcorp, Cl A *	8,000	98
FBR *	30,475	795
Federal Agricultural Mortgage, Cl C	9,600	298
Federal Realty Investment Trust ‡	650	78
Federated Investors, Cl B (A)	11,992	339
FelCor Lodging Trust ‡	95,800	943
Fidelity & Guaranty Life	38,500	824
Financial Engines (A)	23,091	940
First Commonwealth Financial	72,800	626
First Financial Holdings	17,724	1,043
First Horizon National	41,727	478
First Industrial Realty Trust ‡	13,200	245
First Interstate Bancsystem, Cl A	33,500	860
First Merchants	1,400	28
First Midwest Bancorp	81,826	1,309
First NBC Bank Holding *	11,910	404
Flushing Financial	28,000	557
FNB (Pennsylvania)	13,400	164
Forest City Enterprises, Cl A *	19,390	369
Forestar Group *	15,155	264
Fulton Financial	24,000	287
FXCM, Cl A (A)	65,158	872
General Growth Properties ‡	6,226	148
Geo Group ‡	51,900	1,765
Glacier Bancorp	23,735	624
Glimcher Realty Trust ‡	73,553	811
Government Properties Income Trust ‡	16,600	424
Gramercy Property Trust ‡ (A)	102,300	600
Hancock Holding	22,315	754
Hanmi Financial	600	13
Hanover Insurance Group	29,361	1,763

3	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small Cap Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Hatteras Financial ‡	65,748	$1,334
HCI Group (A)	7,100	275
HCP ‡	6,148	257
Health Care REIT ‡	3,582	226
Hercules Technology Growth Capital (A)	22,200	338
Highwoods Properties ‡	26,172	1,062
Home BancShares (A)	25,230	770
Horace Mann Educators	91,391	2,670
Hospitality Properties Trust ‡	8,200	238
Host Hotels & Resorts ‡	10,859	240
Iberiabank	22,877	1,429
Infinity Property & Casualty	21,969	1,406
Inland Real Estate ‡	105,500	1,120
International Bancshares	29,400	709
Investment Technology Group *	37,500	717
Investors Bancorp	83,367	900
Investors Real Estate Trust ‡	6,900	61
Janus Capital Group (A)	35,400	413
Jones Lang LaSalle	10,530	1,277
Kennedy-Wilson Holdings	43,500	1,078
Kilroy Realty ‡	850	51
Kimco Realty ‡	6,700	154
Lakeland Bancorp	3,885	40
LaSalle Hotel Properties ‡	14,840	490
Lexington Realty Trust ‡ (A)	91,819	1,042
Liberty Property Trust ‡	2,500	97
LPL Financial Holdings	18,578	871
LTC Properties ‡	17,600	699
Macerich ‡	2,786	184
Mack-Cali Realty ‡	16,800	365
Maiden Holdings	94,400	1,155
MainSource Financial Group	28,000	466
Manning & Napier, Cl A	2,158	37
MarketAxess Holdings	25,495	1,360
MB Financial	10,445	280
Meadowbrook Insurance Group	119,600	814
Medallion Financial	23,200	313
Mercantile Bank	6,500	139
MFA Mortgage Investments ‡	70,864	583
Mid-America Apartment Communities ‡	7,474	541
Montpelier Re Holdings	27,700	871
Mortgage Investment Trust ‡	6,000	114
MSCI, Cl A *	15,094	652
National Health Investors ‡	3,500	220
National Penn Bancshares	75,018	771
NBT Bancorp	27,600	627
Nelnet, Cl A	46,600	1,918
Northfield Bancorp	54,146	705
OceanFirst Financial	10,300	168
Ocwen Financial *	24,200	849
OFG Bancorp (A)	21,400	386
Old National Bancorp	35,700	483
OmniAmerican Bancorp	8,200	197
Oppenheimer Holdings, Cl A	7,500	172
Opus Bank *	7,305	219
Oritani Financial	3,646	55
PacWest Bancorp	32,585	1,317
Pebblebrook Hotel Trust ‡	44,324	1,575
PennantPark Investment (A)	56,357	623
Pennsylvania Real Estate Investment Trust ‡	20,000	359

Description	Shares	Market Value ($ Thousands)

PennyMac Mortgage Investment Trust ‡	24,200	$511
PHH *	7,000	178
PICO Holdings *	17,311	401
Piedmont Office Realty Trust, Cl A ‡	1,950	36
Pinnacle Financial Partners	3,600	124
Piper Jaffray *	8,200	361
Platinum Underwriters Holdings	42,563	2,730
Popular *	51,800	1,563
Potlatch ‡	13,000	522
Primerica	18,800	847
ProAssurance	1,849	84
Prologis ‡	8,458	351
Prospect Capital (A)	70,200	698
Prosperity Bancshares	13,685	796
Protective Life	10,500	549
Provident Financial Services	27,700	469
PS Business Parks ‡	7,100	598
Public Storage ‡	1,821	314
Radian Group (A)	36,620	528
RAIT Financial Trust ‡	6,566	51
Ramco-Gershenson Properties ‡	52,900	878
RE, Cl A	30,518	877
Regency Centers ‡	1,515	81
Reinsurance Group of America, Cl A	5,363	419
Republic Bancorp, Cl A (A)	11,400	265
Retail Opportunity Investments ‡ (A)	12,200	193
RLJ Lodging Trust ‡	17,200	477
Rouse Properties ‡	48,300	788
Sabra Health Care REIT ‡	28,566	836
Safeguard Scientifics *	23,044	440
Selective Insurance Group	19,625	467
Senior Housing Properties Trust ‡	2,600	62
Signature Bank NY *	12,635	1,463
Simon Property Group ‡	3,641	606
SL Green Realty ‡	845	93
Southside Bancshares (A)	10,254	265
Sovran Self Storage ‡	8,400	645
St. Joe * (A)	19,591	461
STAG Industrial ‡	11,600	278
Starwood Property Trust ‡	24,300	593
Stifel Financial * (A)	15,835	716
Strategic Hotels & Resorts ‡ *	35,500	387
Sunstone Hotel Investors ‡	39,000	573
Susquehanna Bancshares	17,900	177
SVB Financial Group *	8,530	900
Symetra Financial	34,200	713
Taubman Centers ‡	1,650	124
TCF Financial	41,680	662
THL Credit	20,900	278
Tompkins Financial	7,300	337
Two Harbors Investment ‡	31,300	330
UDR ‡	4,850	133
UMB Financial	700	39
Umpqua Holdings (A)	35,337	586
Union Bankshares	9,200	230
United Community Banks	62,000	951

4	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small Cap Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Universal Health Realty Income Trust ‡	1,300	$56
Validus Holdings	10,300	385
Ventas ‡	3,290	220
ViewPoint Financial Group	15,900	395
Virtus Investment Partners	2,065	381
Vornado Realty Trust ‡	2,500	268
Walter Investment Management * (A)	12,700	367
Washington Prime Group ‡ *	1,821	36
Webster Financial	19,500	583
Weingarten Realty Investors ‡ (A)	1,500	48
WesBanco	7,700	227
Western Alliance Bancorp *	45,630	1,044
Winthrop Realty Trust ‡	32,600	489
WisdomTree Investments * (A)	52,450	545
World Acceptance * (A)	3,200	253
WSFS Financial	14,435	980

		133,392

Health Care — 12.3%
Acadia Healthcare * (A)	69,940	2,982
ACADIA Pharmaceuticals * (A)	29,369	606
Acceleron Pharma *	10,746	319
Accuray * (A)	154,000	1,358
Acorda Therapeutics *	3,800	125
Addus HomeCare *	39,100	890
Aegerion Pharmaceuticals *	10,016	329
Affymax * (A)	15,900	11
Akorn * (A)	38,321	1,072
Alere *	17,300	619
Align Technology *	29,820	1,629
AMN Healthcare Services *	1,700	19
Amsurg, Cl A *	13,206	598
Aratana Therapeutics *	17,580	247
Arrowhead Research *	19,632	247
athenahealth * (A)	8,971	1,139
AVANIR Pharmaceuticals, Cl A * (A)	16,800	89
Bio-Reference Labs * (A)	5,100	136
Bruker *	28,716	602
Cambrex *	19,100	410
Cantel Medical	5,700	198
Capital Senior Living *	15,394	365
Cardiovascular Systems *	13,306	373
Celldex Therapeutics * (A)	1,300	19
Centene *	19,256	1,435
Charles River Laboratories International *	12,850	689
Chemed (A)	6,500	573
Chimerix *	40,201	742
CONMED	20,332	913
Cross Country Healthcare *	49,200	284
Cubist Pharmaceuticals *	10,854	723
Depomed *	49,400	590
DexCom *	55,455	1,872
Dyax *	27,850	230
Emergent Biosolutions *	29,500	640
Endologix *	56,237	735
Ensign Group	6,400	300
Exact Sciences * (A)	47,161	636
Exactech *	8,600	200

Description	Shares	Market Value ($ Thousands)

ExamWorks Group * (A)	40,724	$1,206
Five Star Quality Care *	33,200	175
Fluidigm * (A)	40,106	1,113
Furiex Pharmaceuticals *	12,678	1,310
GenMark Diagnostics *	50,668	558
Gentiva Health Services *	17,400	237
Globus Medical, Cl A *	22,300	539
Greatbatch *	32,675	1,526
GW Pharmaceuticals * (A)	4,524	309
Halozyme Therapeutics * (A)	49,303	389
HealthSouth	75,500	2,652
HeartWare International *	11,756	1,060
Hill-Rom Holdings	9,200	365
ICON *	12,733	538
ICU Medical *	2,053	123
Ignyta *	30,441	225
Impax Laboratories *	9,800	272
Incyte *	5,110	253
Insmed *	27,601	363
Insulet *	44,701	1,637
Insys Therapeutics * (A)	3,489	90
Intercept Pharmaceuticals *	2,009	475
InterMune *	30,404	1,205
Intrexon * (A)	13,630	287
Invacare	11,100	183
Ironwood Pharmaceuticals, Cl A *	35,743	512
Isis Pharmaceuticals * (A)	34,905	1,020
Jazz Pharmaceuticals *	4,010	569
K2M Group Holdings *	40,467	605
Karyopharm Therapeutics * (A)	7,260	191
Keryx Biopharmaceuticals * (A)	88,478	1,168
KYTHERA
Biopharmaceuticals * (A)	7,721	258
Landauer	4,963	235
LDR Holding *	57,440	1,355
Magellan Health Services *	12,045	733
Mallinckrodt * (A)	9,998	778
Masimo *	29,469	726
Medical Action Industries *	17,600	121
Medivation *	7,172	522
MediWound *	11,518	137
MEDNAX *	21,320	1,229
Merit Medical Systems *	18,166	255
Momenta Pharmaceuticals *	35,600	441
National Healthcare	400	22
Natus Medical *	15,200	375
Nektar Therapeutics *	54,997	645
Neurocrine Biosciences *	29,200	406
NewLink Genetics * (A)	28,071	576
Novadaq Technologies *	97,972	1,428
NPS Pharmaceuticals *	38,348	1,194
NuVasive *	3,100	103
Oramed Pharmaceuticals * (A)	44,093	367
Orexigen Therapeutics * (A)	90,986	588
Orthofix International *	18,700	593
Owens & Minor (A)	6,033	209
Pacira Pharmaceuticals *	14,873	1,154
PAREXEL International *	18,860	951
PDL BioPharma (A)	42,900	402
PerkinElmer	14,857	668
PharMerica *	43,800	1,189
Phibro Animal Health, Cl A *	20,703	394

5	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small Cap Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

PhotoMedex * (A)	12,200	$153
Portola Pharmaceuticals *	16,427	364
Premier, Cl A *	18,802	557
Prestige Brands Holdings *	25,302	865
Providence Service *	11,000	442
Puma Biotechnology *	29,843	2,281
Questcor Pharmaceuticals (A)	9,800	883
Quidel * (A)	27,631	627
Relypsa *	24,159	565
Repligen *	43,300	833
Rigel Pharmaceuticals *	95,000	312
Sagent Pharmaceuticals *	17,265	387
Sciclone Pharmaceuticals *	37,200	187
Select Medical Holdings	21,500	326
Sirona Dental Systems *	8,745	658
Skilled Healthcare Group, Cl A *	21,800	144
Spectranetics *	34,430	738
STERIS (A)	5,700	305
Sunesis Pharmaceuticals * (A)	71,603	367
Surgical Care Affiliates *	36,631	1,058
Symmetry Medical *	51,300	453
Synageva BioPharma * (A)	7,517	610
Syneron Medical *	61,476	673
Tandem Diabetes Care *	38,518	626
Team Health Holdings *	21,864	1,110
Techne	6,549	575
Tekmira Pharmaceuticals *	9,830	125
Teleflex	4,213	449
TESARO *	16,282	434
Threshold Pharmaceuticals *	60,486	233
Triple-S Management, Cl B *	7,500	133
Ultragenyx Pharmaceutical *	7,705	289
Unilife * (A)	253,486	730
Veeva Systems, Cl A * (A)	27,785	582
Versartis * (A)	9,200	275
Vocera Communications *	14,861	192
WellCare Health Plans *	19,136	1,482
Zeltiq Aesthetics * (A)	11,570	202

		85,378

Industrials — 17.4%
AAON	4,200	131
AAR	12,500	304
ACCO Brands * (A)	48,700	293
Actuant, Cl A	80,519	2,861
Acuity Brands (A)	12,168	1,527
Aegean Marine Petroleum Network	35,500	360
Aegion, Cl A *	21,000	503
Air Transport Services Group *	99,029	899
Aircastle	60,600	1,017
Alamo Group	4,800	249
Alaska Air Group	3,800	374
Albany International, Cl A	13,300	495
Alliant Techsystems	3,200	404
Altra Industrial Motion	3,898	133
American Airlines Group *	10,400	417
American Railcar Industries (A)	6,900	451
American Science & Engineering	1,200	81
American Woodmark *	4,200	116
Applied Industrial Technologies	1,600	76
ArcBest	11,300	483

Description	Shares	Market Value ($ Thousands)

Astec Industries	6,944	$277
Astronics *	3,400	187
Atlas Air Worldwide Holdings *	5,000	183
AZZ	8,915	397
Barnes Group	16,795	628
Barrett Business Services	5,700	269
Beacon Roofing Supply * (A)	29,870	1,031
Brady, Cl A	4,261	116
Brink’s	19,700	526
Carlisle	25,407	2,156
Celadon Group	11,599	271
Chart Industries *	10,925	785
CIRCOR International	16,385	1,250
Clean Harbors * (A)	13,111	801
Comfort Systems USA	13,519	223
Corporate Executive Board	25,475	1,737
CRA International *	7,539	169
Cubic	12,654	616
Curtiss-Wright	35,750	2,382
Deluxe	10,600	594
Diana Shipping * (A)	55,901	609
Ducommun *	8,800	223
DXP Enterprises *	10,416	725
Dycom Industries *	46,604	1,386
Dynamic Materials	8,656	189
EMCOR Group	81,108	3,611
Encore Wire	7,005	340
Engility Holdings *	3,600	139
Ennis	7,900	120
EnPro Industries *	5,934	436
Esterline Technologies *	9,115	1,016
Exponent	3,500	248
Fortune Brands Home & Security	27,227	1,089
FreightCar America	11,400	293
FTI Consulting *	51,997	1,678
G&K Services, Cl A	31,199	1,616
Genco Shipping & Trading * (A)	4,800	8
Generac Holdings	16,585	807
General Cable	10,500	268
Genesee & Wyoming, Cl A *	11,008	1,072
Gibraltar Industries *	26,100	414
Global Brass & Copper Holdings	10,480	169
Global Power Equipment Group (A)	39,000	645
Graco	12,802	934
GrafTech International * (A)	107,354	1,122
Granite Construction	8,742	311
Great Lakes Dredge & Dock *	108,400	826
Greenbrier *	4,200	233
H&E Equipment Services *	27,931	968
Hawaiian Holdings * (A)	47,200	729
HEICO	17,715	923
HEICO, Cl A	29,615	1,196
Heritage-Crystal Clean *	31,257	522
Hexcel *	43,393	1,781
Hub Group, Cl A *	22,806	1,073
Hyster-Yale Materials Handling	14,900	1,253
ICF International *	15,800	588
IDEX	14,615	1,121
Insperity	500	16
Interface, Cl A	47,783	872

6	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small Cap Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

ITT	14,258	$623
JetBlue Airways * (A)	156,800	1,515
John Bean Technologies	5,700	163
Kadant	32,055	1,215
Kaman	10,205	434
KAR Auction Services	35,643	1,088
Kelly Services, Cl A	16,900	300
Kennametal	22,164	998
KEYW Holding * (A)	27,271	289
Kforce	17,600	388
Kirby *	20,419	2,257
Korn/Ferry International *	24,349	739
Kratos Defense & Security Solutions *	13,900	118
Landstar System	7,364	478
LB Foster, Cl A	6,900	353
Lincoln Electric Holdings	14,038	922
Lindsay Manufacturing (A)	11,718	988
Marten Transport	27,554	664
Metalico *	9,500	12
Middleby *	11,889	2,839
Mobile Mini	24,911	1,085
Moog, Cl A *	10,371	747
MRC Global *	23,700	682
MSA Safety	3,300	180
MSC Industrial Direct, Cl A	8,865	815
Mueller Industries	6,400	184
Mueller Water Products, Cl A	32,200	271
MYR Group *	41,200	1,031
Navigant Consulting *	18,200	306
Nordson	7,891	643
Northwest Pipe *	12,125	436
Old Dominion Freight Line *	30,456	1,948
Orion Marine Group *	77,178	873
Paylocity Holding *	7,904	154
Performant Financial *	5,100	48
PGT *	39,100	337
Pike *	11,200	100
Polypore International * (A)	12,257	545
PowerSecure International *	15,800	128
Primoris Services	38,088	1,103
Quad, Cl A (A)	20,038	420
Rand Logistics *	45,100	269
RBC Bearings	9,942	596
Regal-Beloit	7,322	559
Ritchie Bros Auctioneers (A)	27,786	638
Rush Enterprises, Cl A * (A)	33,455	1,110
Ryder System	8,653	751
Safe Bulkers (A)	22,600	183
Saia *	22,260	970
Scorpio Bulkers *	61,800	568
Simpson Manufacturing	14,855	494
SkyWest	16,164	185
SP Plus *	33,660	798
Sparton *	9,671	285
Spirit Airlines *	25,377	1,499
Standex International	3,500	258
Steelcase, Cl A	101,629	1,666
Swift Transportation, Cl A * (A)	74,120	1,835
TAL International Group	11,989	525
Taser International *	43,200	573
Team *	9,837	412
Teledyne Technologies *	4,561	432

Description	Shares	Market Value ($ Thousands)

Tennant	3,096	$198
Terex	7,289	280
Tetra Tech	51,517	1,371
Textainer Group Holdings	7,356	285
Titan Machinery * (A)	44,800	784
Trex * (A)	32,358	1,000
TriMas *	18,651	655
Triumph Group	10,889	755
TrueBlue *	104,248	2,837
Tutor Perini *	43,289	1,326
UniFirst	1,000	99
United Rentals * (A)	12,705	1,284
United Stationers (A)	6,900	275
US Ecology	17,604	870
USG * (A)	38,509	1,154
Valmont Industries	5,451	845
Wabtec	13,928	1,097
WageWorks *	12,510	506
Watsco	13,012	1,309
Watts Water Technologies, Cl A (A)	10,731	598
WESCO International * (A)	12,517	1,069
Woodward	10,328	462
XPO Logistics * (A)	23,908	601
YRC Worldwide * (A)	13,200	296

		120,322

Information Technology — 19.4%
A10 Networks *	60,333	690
Acxiom *	34,760	790
ADTRAN	50,031	1,123
Advanced Energy Industries *	11,600	227
Advent Software	22,906	693
Amkor Technology *	71,800	726
Anixter International	7,300	752
ARRIS Group *	75,809	2,510
Arrow Electronics *	13,273	766
Aruba Networks * (A)	39,108	724
Aspen Technology *	64,998	2,794
Atmel *	201,377	1,688
AVG Technologies *	26,800	519
Bel Fuse, Cl B	900	25
Belden	24,394	1,756
Benchmark Electronics *	37,880	878
Black Box	7,400	180
Blackbaud	37,507	1,285
Blucora * (A)	7,086	134
Brightcove *	25,500	242
Broadridge Financial Solutions	29,926	1,228
BroadSoft *	24,407	527
Cabot Microelectronics *	7,400	318
CACI International, Cl A *	2,900	207
Cadence Design Systems * (A)	151,576	2,530
CalAmp *	6,300	120
Calix *	47,600	389
Cavium * (A)	74,281	3,638
ChannelAdvisor *	27,481	570
ChipMOS TECHNOLOGIES Bermuda	9,300	227
CIBER *	161,600	751
Ciena * (A)	33,383	648
Coherent *	6,724	403
CommVault Systems *	15,042	736

7	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small Cap Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Computer Task Group	46,900	$728
comScore *	22,000	687
Comtech Telecommunications	7,247	237
Comverse *	5,100	126
Constant Contact *	10,700	316
Convergys	32,062	700
Cornerstone OnDemand *	56,816	2,284
CoStar Group *	20,783	3,295
CSG Systems International	13,800	363
CTS	28,742	503
Dealertrack Technologies *	68,025	2,701
Demandware *	40,509	2,467
Diebold	11,776	442
Digi International *	90,900	808
Digital River *	14,500	228
Diodes *	17,200	476
Dot Hill Systems *	116,000	498
DTS *	1,248	23
EarthLink Holdings	81,625	297
Electronics For Imaging *	3,800	155
Emulex *	21,600	116
EnerNOC *	14,900	286
Entegris *	27,300	313
Envestnet *	82,559	3,347
ePlus *	2,000	113
Euronet Worldwide *	36,521	1,722
EVERTEC	18,521	443
Exar *	65,700	715
ExlService Holdings *	16,178	458
Extreme Networks *	182,300	726
Fabrinet *	17,600	335
Fairchild Semiconductor International, Cl A *	32,282	474
FARO Technologies *	4,200	179
FEI	21,684	1,810
Finisar * (A)	4,300	102
FleetMatics Group * (A)	12,292	350
FormFactor *	48,900	355
Forrester Research	700	26
Fortinet *	43,400	975
Gigamon * (A)	38,386	653
Global Cash Access Holdings *	53,700	478
GrubHub * (A)	2,431	83
Guidewire Software * (A)	71,481	2,700
Harmonic *	62,300	451
Heartland Payment Systems	10,005	415
Hittite Microwave	10,152	597
Hutchinson Technology *	91,600	191
iGATE *	4,200	146
Imation *	3,900	13
Immersion *	52,700	570
Imperva *	12,354	258
Infinera * (A)	55,741	507
Infoblox *	64,881	841
Inphi *	88,883	1,339
Insight Enterprises *	40,100	1,090
Integrated Silicon Solution *	21,800	306
Interactive Intelligence Group *	29,213	1,481
Intersil, Cl A	76,155	1,071
Intralinks Holdings *	32,095	280
InvenSense, Cl A * (A)	43,010	830
IPG Photonics * (A)	3,419	216
Ixia *	36,332	422

Description	Shares	Market Value ($ Thousands)

j2 Global (A)	10,593	$502
Lattice Semiconductor *	67,100	531
Lexmark International, Cl A (A)	4,772	208
Manhattan Associates *	32,400	1,052
Marketo *	17,868	414
MAXIMUS	40,992	1,832
Measurement Specialties *	17,581	1,117
Mentor Graphics	27,900	591
Methode Electronics	24,200	754
MicroStrategy, Cl A *	5,976	843
MKS Instruments (A)	30,551	881
Monolithic Power Systems *	15,872	624
Monotype Imaging Holdings	10,500	270
Monster Worldwide *	9,400	53
MTS Systems	1,500	99
Multi-Fineline Electronix *	8,650	89
Nanometrics *	23,267	399
National Instruments	14,769	423
NETGEAR *	13,200	434
NetScout Systems *	5,700	222
NICE Systems ADR	17,221	676
Nimble Storage * (A)	29,177	740
OmniVision Technologies *	21,900	492
OpenTable * (A)	11,796	799
OSI Systems *	4,045	230
Palo Alto Networks *	9,896	741
Pandora Media *	21,460	526
Park Electrochemical	16,667	448
Photronics *	28,300	249
Plantronics	12,800	580
Power Integrations	5,629	283
PRGX Global *	100,400	641
Progress Software *	22,719	493
PTC *	77,076	2,836
Pulse Electronics *	2,300	7
Qlik Technologies *	26,869	583
QLogic *	102,957	1,023
Rally Software Development *	26,091	341
RealPage * (A)	54,971	1,166
RF Micro Devices *	243,412	2,291
Ruckus Wireless *	141,486	1,528
Rudolph Technologies *	28,445	270
Saba Software *	57,600	559
Sanmina *	37,900	771
Sapient *	31,700	521
ScanSource *	2,400	89
Semtech *	13,523	351
Shutterstock * (A)	9,630	626
Silicon Image *	63,900	334
Silicon Laboratories *	18,780	847
SolarWinds *	17,220	673
Solera Holdings	15,931	1,040
Sonus Networks *	62,100	228
Spansion, Cl A *	59,440	1,132
SPS Commerce *	27,182	1,546
SS&C Technologies Holdings *	59,049	2,518
Stamps.com *	19,700	637
Stratasys * (A)	4,536	422
Sykes Enterprises *	20,786	419
Synaptics * (A)	13,650	929
SYNNEX *	4,400	291
Tableau Software, Cl A *	19,017	1,104
Take-Two Interactive Software *	27,600	569

8	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small Cap Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Tech Data *	22,106	$1,315
TeleCommunication Systems, Cl A *	42,100	133
TeleTech Holdings *	25,800	681
Teradyne (A)	49,640	884
Tessco Technologies	4,700	143
Textura *	78	2
Trulia * (A)	27,356	1,057
Tyler Technologies *	3,913	306
Ubiquiti Networks * (A)	17,900	626
Ultimate Software Group *	7,826	995
Ultratech *	52,243	1,326
Unisys *	12,500	293
United Online	12,557	137
Verint Systems *	7,700	357
Virtusa *	4,200	144
Vistaprint * (A)	18,200	728
Vocus *	11,200	201
WEX *	20,710	1,994
Yelp, Cl A * (A)	17,289	1,144
Zebra Technologies, Cl A *	14,414	1,071
Zillow, Cl A * (A)	9,193	1,085

		134,420

Materials — 3.5%
A. Schulman	18,100	637
Advanced Emissions Solutions *	5,000	117
AK Steel Holding *	10,500	64
Alamos Gold	28,908	239
Allegheny Technologies (A)	11,977	492
AM Castle * (A)	6,000	72
American Vanguard (A)	16,874	257
Ampco-Pittsburgh	9,900	214
AuRico Gold	42,787	148
Berry Plastics Group *	19,422	459
Cabot	12,700	718
Century Aluminum *	10,900	149
Commercial Metals	23,600	419
Cytec Industries	5,644	561
Ferro *	47,000	602
Glatfelter	15,000	395
Globe Specialty Metals	10,344	207
Graphic Packaging Holding *	15,700	173
Greif, Cl A	8,868	484
H.B. Fuller	49,726	2,378
Haynes International	900	48
Innophos Holdings	8,858	465
Innospec	7,800	329
Intrepid Potash * (A)	6,416	104
Kaiser Aluminum	3,100	212
Kraton Performance Polymers *	5,100	127
Landec *	47,600	572
Louisiana-Pacific *	46,680	663
LSB Industries *	12,060	460
Materion	7,800	266
Minerals Technologies	16,975	1,052
Neenah Paper	11,500	561
Novagold Resources * (A)	161,800	487
Olin (A)	27,400	747
OM Group	700	21
PolyOne	56,904	2,283
Quaker Chemical	1,400	104

Description	Shares	Market Value ($ Thousands)

Rentech *	155,300	$362
RTI International Metals * (A)	22,915	614
Schnitzer Steel Industries, Cl A (A)	20,791	518
Schweitzer-Mauduit International	4,500	187
Sensient Technologies	46,161	2,530
Silgan Holdings	17,548	857
Tredegar	2,300	49
US Silica Holdings	24,908	1,260
Worthington Industries	18,900	762

		24,425

Telecommunication Services — 0.5%
Atlantic Telegraph-Network	7,439	415
Boingo Wireless *	44,845	306
Cogent Communications
Holdings	8,094	297
IDT, Cl B	8,300	138
Inteliquent	19,800	296
Iridium Communications * (A)	58,200	461
magicJack VocalTec * (A)	2,600	38
RingCentral, Cl A *	84,476	1,028
USA Mobility	16,000	247
Vonage Holdings *	15,600	59

		3,285

Utilities — 1.7%
ALLETE	11,090	551
American States Water	3,400	103
Avista	24,200	758
Cadiz * (A)	56,200	457
California Water Service Group	9,400	207
Cleco	22,133	1,152
El Paso Electric	6,600	251
Empire District Electric (A)	11,200	269
Great Plains Energy	53,580	1,364
IDACORP	7,634	418
Laclede Group	1,200	56
MGE Energy	1,950	73
NorthWestern	10,229	491
Otter Tail	2,200	63
Piedmont Natural Gas (A)	14,300	512
PNM Resources	24,125	686
Portland General Electric (A)	72,415	2,395
Southwest Gas	16,501	864
UIL Holdings	15,500	573
UNS Energy	6,400	388

		11,631

Total Common Stock (Cost $572,236) ($ Thousands)		660,529

EXCHANGE TRADED FUNDS — 0.5%
iShares Russell 2000 ETF(A) (A)	11,443	1,292
iShares Russell 2000 Growth ETF(A) (A)	10,201	1,330
iShares Russell 2000 Value ETF(A) (A)	9,600	949

Total Exchange Traded Funds (Cost $3,209) ($ Thousands)		3,571

9	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small Cap Fund

May 31, 2014

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

CONVERTIBLE BOND — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/2014 (B)	$2,856	$4

Total Convertible Bond (Cost $445) ($ Thousands)		4

	Number of Warrant

WARRANT — 0.0%
Magnum Hunter Resource, Expires 08/29/14 *	5,126	—

Total Warrant (Cost $—) ($ Thousands)		—

	Number of Right

RIGHT — 0.0%
Basic Energy Services, Expires
	81,300	—

Total Right (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 14.3%
SEI Liquidity Fund, L.P.
0.070% **† (C)	98,954,364	98,954

Total Affiliated Partnership (Cost $98,954) ($ Thousands)		98,954

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% **†	16,638,065	16,638

Total Cash Equivalent (Cost $16,638) ($ Thousands)		16,638

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.034%, 07/24/2014 (D) (E)	1,641	1,641

Total U.S. Treasury Obligation (Cost $1,641) ($ Thousands)		1,641

Total Investments — 112.8% (Cost $693,123) ($ Thousands)		$781,337

The open futures contracts held by the Fund at May 31, 2014, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	134	Jun-2014	$(248)

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $692,554 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at May 31, 2014. The total value of securities on loan at May 31, 2014 was $95,315 ($ Thousands).

(B)	Security in default on interest payments.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of May 31, 2014 was $98,954 ($ Thousands).
(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AID — Agency for International Development

Cl — Class

ETF — Exchange Traded Fund

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

REIT — Real Estate Investment Trust

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$660,529	$—	$—	$660,529
Exchange Traded Funds	3,571	—	—	3,571
Convertible Bond	—	—	4	4
Warrant	—	—	—	—
Right	—	—	—	—
Affiliated Partnership	—	98,954	—	98,954
Cash Equivalent	16,638	—	—	16,638
U.S. Treasury Obligation	—	1,641	—	1,641

Total Investments in Securities	$680,738	$100,595	$4	$781,337

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(248)	$—	$—	$(248)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small Cap II Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.9%

Consumer Discretionary — 12.0%
Abercrombie & Fitch, Cl A	3,244	$123
American Eagle Outfitters	30,030	322
Arctic Cat	7,436	277
Big 5 Sporting Goods	15,035	175
Biglari Holdings *	260	110
Bravo Brio Restaurant Group *	12,500	197
Bright Horizons Family Solutions *	10,379	405
Brown Shoe	11,600	327
Brunswick	16,183	697
Buffalo Wild Wings *	6,030	871
Cabela’s *	8,050	493
Callaway Golf (A)	46,902	376
Capella Education	12,175	697
Career Education *	32,100	150
Carmike Cinemas *	5,800	200
Cato, Cl A	5,400	156
Container Store Group * (A)	7,866	225
Core-Mark Holdings	8,400	694
Cracker Barrel Old Country Store	1,800	181
Denny’s *	8,327	54
Dex Media * (A)	3,564	35
Dick’s Sporting Goods	7,815	347
Dorman Products * (A)	11,990	637
Drew Industries	13,544	657
Entravision Communications, Cl A	34,277	184
Ethan Allen Interiors (A)	6,363	149
Express *	25,303	319
Federal Mogul, Cl A *	4,100	68
Fiesta Restaurant Group *	21,177	853
Five Below * (A)	22,499	814
Fred’s, Cl A	7,900	121
Fuel Systems Solutions *	4,300	42
Gentherm *	15,480	637
G-III Apparel Group *	7,830	574
Grand Canyon Education *	3,400	150
Haverty Furniture	20,569	515
Helen of Troy *	2,500	145
HomeAway *	10,772	332
Jack in the Box	19,377	1,119
La-Z-Boy, Cl Z	4,400	107
Lithia Motors, Cl A	12,026	943
LKQ *	16,273	451
Loral Space & Communications *	4,900	354
Lumber Liquidators Holdings *	4,070	316
Matthews International, Cl A (A)	10,422	427
MDC Partners, Cl A	16,150	339
Meredith (A)	11,780	530
Modine Manufacturing *	15,600	238
Movado Group	13,560	519
Multimedia Games Holding *	300	9
NACCO Industries, Cl A	1,900	103
National CineMedia	29,267	459
Orbitz Worldwide *	45,066	335
Overstock.com *	16,500	252
Oxford Industries	2,624	168
PetMed Express (A)	8,100	108

Description	Shares	Market Value ($ Thousands)

Pier 1 Imports	33,876	$597
Pool	19,530	1,127
Popeyes Louisiana Kitchen *	13,410	576
Red Robin Gourmet Burgers *	6,642	479
Ruth’s Hospitality Group	33,191	407
Ryland Group	8,142	307
Scientific Games, Cl A *	15,970	143
Select Comfort *	15,296	284
Shutterfly *	23,681	974
Six Flags Entertainment	16,004	648
Skechers U.S.A., Cl A *	22,506	1,001
Skullcandy *	5,500	41
Sonic *	5,400	112
Standard Motor Products	6,800	282
Steiner Leisure *	3,500	141
Stoneridge *	26,599	256
TAL Education Group ADR *	26,737	615
Tenneco *	4,400	280
Tile Shop Holdings * (A)	17,489	261
Vail Resorts	8,040	560
Vera Bradley * (A)	7,713	208
Vitamin Shoppe *	9,571	411
Wet Seal, Cl A * (A)	25,800	22
Zagg *	8,892	40
Zoe’s Kitchen *	5,361	157
zulily, Cl A * (A)	8,540	297

		30,312

Consumer Staples — 2.8%
Andersons	10,350	527
Casey’s General Stores	13,214	941
Chefs’ Warehouse *	14,849	275
Chiquita Brands International *	19,400	199
Darling International *	27,718	554
Fresh Del Monte Produce	20,100	582
J&J Snack Foods	600	56
Lancaster Colony	1,300	116
Medifast *	2,900	91
Pantry *	17,204	291
Pilgrim’s Pride *	33,300	847
Rite Aid *	74,500	623
Sanderson Farms	1,300	120
Snyder’s-Lance	24,324	661
Sprouts Farmers Market *	17,265	468
Susser Holdings * (A)	3,676	292
TreeHouse Foods *	5,125	384
United Natural Foods *	2,400	162

		7,189

Energy — 5.4%
Alpha Natural Resources * (A)	42,100	142
Basic Energy Services *	12,900	351
Bonanza Creek Energy *	2,400	129
Bristow Group	13,900	1,056
Carrizo Oil & Gas *	13,039	749
Cloud Peak Energy *	1,700	31
Delek US Holdings	2,600	81
Diamondback Energy *	600	45
Dril-Quip *	2,930	300
Emerald Oil * (A)	9,062	59
EPL Oil & Gas *	1,300	49
Forest Oil *	5,600	14
Forum Energy Technologies *	16,680	551

1	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small Cap II Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

GasLog	13,900	$325
Goodrich Petroleum * (A)	7,327	213
Helix Energy Solutions Group *	28,881	675
ION Geophysical *	14,800	62
Key Energy Services *	22,244	179
Kodiak Oil & Gas *	43,500	554
Laredo Petroleum Holdings *	10,638	294
Matador Resources * (A)	19,100	475
Matrix Service *	10,069	329
McDermott International * (A)	32,035	233
Newpark Resources *	28,100	316
Northern Oil And Gas * (A)	19,414	296
Oasis Petroleum *	13,184	653
PDC Energy *	12,248	786
Penn Virginia *	19,400	295
Pioneer Energy Services *	55,291	879
Renewable Energy Group *	21,000	208
Rosetta Resources *	25,386	1,196
Scorpio Tankers	4,400	40
Stone Energy *	12,400	550
Superior Energy Services	10,340	343
Targa Resources	2,500	287
Tesco	16,500	351
Triangle Petroleum *	2,030	20
VAALCO Energy *	37,200	242
Willbros Group *	27,300	332

		13,690

Financials — 17.7%
Agree Realty ‡	8,200	253
Altisource Residential, Cl B ‡	17,230	481
Ambac Financial Group *	2,000	56
AMERISAFE	3,100	119
Argo Group International Holdings	13,110	635
Arlington Asset Investment, Cl A	1,100	30
Associated Estates Realty ‡	33,550	580
Banco Latinoamericano de Comercio Exterior, Cl E	10,500	281
Bank of the Ozarks (A)	9,360	553
BankUnited	18,319	596
Banner	11,172	426
BBCN Bancorp	27,460	419
BGC Partners, Cl A	46,200	323
Blackstone Mortgage Trust, Cl A ‡	11,606	345
Boston Private Financial Holdings	17,915	226
Brandywine Realty Trust ‡	43,940	672
Capital Bank Financial, Cl A *	20,167	489
Capitol Federal Financial	53,040	642
Cardinal Financial	13,465	234
CBL & Associates Properties ‡	10,542	198
Cedar Realty Trust ‡	25,700	158
Chatham Lodging Trust ‡	9,100	205
Chesapeake Lodging Trust ‡	1,600	47
City National	4,250	302
CNO Financial Group	8,000	129
Columbia Banking System	20,600	510
Cousins Properties ‡	20,800	250
Credit Acceptance *	2,959	386
CubeSmart ‡	5,200	95

Description	Shares	Market Value ($ Thousands)

DiamondRock Hospitality ‡	67,140	$834
DuPont Fabros Technology ‡ (A)	23,990	613
Eagle Bancorp *	13,110	419
EastGroup Properties ‡	7,500	477
Education Realty Trust ‡	31,440	329
Employers Holdings	20,659	434
Endurance Specialty Holdings	9,342	483
Equity One ‡	16,410	377
EverBank Financial	24,190	461
Evercore Partners, Cl A	10,630	585
Federated Investors, Cl B (A)	9,244	261
First Commonwealth Financial	18,800	162
First Financial Holdings	10,033	591
First Horizon National	32,156	369
First Interstate Bancsystem, Cl A	15,452	397
First Midwest Bancorp	51,951	831
First NBC Bank Holding *	9,181	311
Fulton Financial	52,500	627
Geo Group ‡	6,900	235
Hancock Holding	17,197	581
Hanmi Financial	4,510	96
Hanover Insurance Group	20,758	1,247
HCI Group (A)	5,000	194
HFF, Cl A	3,300	107
Home BancShares	3,300	101
HomeStreet	1,000	18
Horace Mann Educators	39,063	1,141
Iberiabank	20,567	1,285
Infinity Property & Casualty	10,843	694
Inland Real Estate ‡	65,200	692
Investment Technology Group *	14,600	279
Investors Bancorp	40,164	434
Jones Lang LaSalle	2,504	304
LaSalle Hotel Properties ‡	5,800	191
Lexington Realty Trust ‡	94,389	1,071
LTC Properties ‡	5,600	223
MarketAxess Holdings	13,186	704
MB Financial	8,052	216
Medical Properties Trust ‡	46,820	633
MFA Mortgage Investments ‡	54,609	449
MGIC Investment *	27,000	229
Mid-America Apartment Communities ‡	5,761	417
Montpelier Re Holdings	300	9
National Health Investors ‡	1,300	82
National Penn Bancshares	43,554	448
NBT Bancorp	14,700	334
Nelnet, Cl A	9,400	387
Opus Bank *	4,323	130
PacWest Bancorp	13,670	553
Pebblebrook Hotel Trust ‡	14,451	514
PICO Holdings *	1,900	44
Pinnacle Financial Partners	6,500	224
Piper Jaffray *	3,000	132
Platinum Underwriters Holdings	21,608	1,386
Potlatch ‡	3,300	133
Primerica	2,800	126
ProAssurance	1,425	65
Prospect Capital (A)	45,200	449
Prosperity Bancshares	2,600	151
Provident Financial Services	5,900	100

2	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small Cap II Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

PS Business Parks ‡	3,200	$269
Ramco-Gershenson Properties ‡	16,500	274
Reinsurance Group of America, Cl A	4,133	323
Retail Opportunity Investments ‡ (A)	5,500	87
RLJ Lodging Trust ‡	9,300	258
Sabra Health Care ‡	16,500	483
Select Income ‡	5,900	170
Signature Bank NY *	3,869	448
Sovran Self Storage ‡	5,600	430
STAG Industrial ‡	14,400	345
StanCorp Financial Group	7,190	432
Stifel Financial *	18,690	845
Strategic Hotels & Resorts * ‡	26,900	293
Summit Hotel Properties ‡	3,600	36
Sunstone Hotel Investors ‡	6,000	88
SVB Financial Group *	5,032	531
Symetra Financial	11,100	231
TCF Financial	72,210	1,147
Texas Capital Bancshares *	8,178	419
THL Credit	600	8
Two Harbors Investment ‡	12,200	128
Umpqua Holdings	18,369	304
United Community Banks	20,800	319
Virtus Investment Partners	1,169	216
Webster Financial	27,210	814
Western Alliance Bancorp *	8,300	190
Wintrust Financial	14,660	639

		44,736

Health Care — 13.8%
Acadia Healthcare * (A)	26,399	1,126
Acorda Therapeutics *	6,600	217
Addus HomeCare *	25,567	582
Akorn * (A)	41,542	1,162
Align Technology *	18,980	1,037
Alnylam Pharmaceuticals *	900	53
AMN Healthcare Services *	2,000	22
Amsurg, Cl A *	23,952	1,085
Analogic	760	52
Aratana Therapeutics *	10,383	146
athenahealth * (A)	1,398	177
Cambrex *	13,100	282
Cantel Medical	5,450	189
Cardiovascular Systems *	7,857	220
Centene *	11,221	836
Charles River Laboratories International *	20,125	1,078
CONMED	8,900	400
Cubist Pharmaceuticals *	6,404	427
Depomed *	44,700	533
DexCom *	33,979	1,147
Emergent Biosolutions *	16,000	347
Ensign Group	2,100	98
ExamWorks Group * (A)	16,864	500
Five Star Quality Care *	33,216	175
Fluidigm *	5,037	140
Furiex Pharmaceuticals *	5,268	545
Gentiva Health Services *	6,900	94
Globus Medical, Cl A *	38,190	923
Greatbatch *	6,500	304

Description	Shares	Market Value ($ Thousands)

GW Pharmaceuticals * (A)	2,674	$182
Health Net *	13,220	529
HealthSouth	39,614	1,391
HeartWare International *	5,070	457
ICON *	7,525	318
ICU Medical *	4,100	246
Impax Laboratories *	12,000	333
Insulet *	11,000	403
Insys Therapeutics * (A)	2,280	59
Intercept Pharmaceuticals *	372	88
InterMune *	10,300	408
Invacare	6,600	109
Isis Pharmaceuticals *	24,879	727
Jazz Pharmaceuticals *	2,370	336
K2M Group Holdings *	12,560	188
Karyopharm Therapeutics * (A)	4,289	113
Keryx Biopharmaceuticals * (A)	34,160	451
Kindred Healthcare	2,400	60
KYTHERA Biopharmaceuticals * (A)	4,558	153
LDR Holding *	23,230	548
MEDNAX *	6,510	375
Momenta Pharmaceuticals *	25,700	318
MWI Veterinary Supply *	2,300	321
Nektar Therapeutics *	12,600	148
Neurocrine Biosciences *	5,200	72
NewLink Genetics * (A)	15,890	326
NPS Pharmaceuticals *	24,090	750
NuVasive *	900	30
Oramed Pharmaceuticals * (A)	24,959	208
Orexigen Therapeutics * (A)	51,504	333
Orthofix International *	5,600	177
Pacira Pharmaceuticals *	6,460	501
PAREXEL International *	13,380	675
PerkinElmer	11,449	515
PharMerica *	13,200	358
Premier, Cl A *	11,103	329
Prestige Brands Holdings *	23,546	805
Providence Service *	10,408	418
Puma Biotechnology *	14,946	1,142
Questcor Pharmaceuticals (A)	500	45
Relypsa *	7,233	169
Repligen *	19,607	377
Rigel Pharmaceuticals *	65,500	216
Sirona Dental Systems *	5,170	389
Spectranetics *	19,489	418
STERIS	11,890	636
Sunesis Pharmaceuticals * (A)	40,531	208
Supernus Pharmaceuticals *	14,400	128
Surgical Care Affiliates *	11,757	340
SurModics *	3,200	69
Symmetry Medical *	2,300	20
Synageva BioPharma * (A)	2,632	214
Tandem Diabetes Care * (A)	10,165	165
Team Health Holdings *	24,957	1,267
Tekmira Pharmaceuticals *	5,840	74
Teleflex	3,247	346
TESARO *	7,098	189
Triple-S Management, Cl B *	8,600	152
Ultragenyx Pharmaceutical *	2,558	96
Unilife * (A)	9,331	27

3	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small Cap II Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

WellCare Health Plans *	5,200	$403

		34,745

Industrials — 17.1%
AAON	3,700	115
AAR	660	16
Actuant, Cl A (A)	41,261	1,466
Aerovironment *	5,200	167
Aircastle	9,700	163
Albany International, Cl A	3,600	134
Altra Holdings	3,005	103
American Airlines Group *	13,500	542
American Science & Engineering	2,500	168
American Woodmark *	2,200	61
Apogee Enterprises	14,620	440
ArcBest	7,800	334
Astronics *	12,360	678
Astronics, Cl B *	80	4
Barnes Group	13,900	520
Barrett Business Services	3,640	172
Beacon Roofing Supply * (A)	16,908	583
Carlisle	8,180	694
Chart Industries *	12,442	894
CIRCOR International	4,400	335
Clean Harbors * (A)	10,107	618
Corporate Executive Board	10,033	684
Curtiss-Wright	25,893	1,725
Deluxe	4,200	236
Diana Shipping * (A)	31,649	345
DXP Enterprises *	800	56
Dycom Industries *	21,262	633
EMCOR Group	19,302	859
EnerNOC *	700	13
EnerSys	9,300	642
Engility Holdings *	8,200	317
EnPro Industries *	4,573	336
Esterline Technologies *	1,200	134
Exponent	2,800	198
G&K Services, Cl A	14,025	727
General Cable	8,092	206
Genesee & Wyoming, Cl A *	6,496	632
Gibraltar Industries *	12,736	202
H&E Equipment Services *	28,631	992
Hexcel *	15,120	621
Huron Consulting Group *	700	47
Hyster-Yale Materials Handling	8,300	698
ICF International *	2,000	74
IDEX	8,630	662
Insperity	2,400	77
Interface, Cl A	17,358	317
ITT	10,987	480
John Bean Technologies	17,650	505
Kadant	5,784	219
Kaman	9,560	407
KAR Auction Services	17,604	538
KEYW Holding * (A)	16,095	171
Kforce	11,700	258
Kirby *	6,831	755
Korn/Ferry International *	36,242	1,101
Kratos Defense & Security Solutions *	11,400	97
Lincoln Electric Holdings	8,290	545

Description	Shares	Market Value ($ Thousands)

Lindsay Manufacturing (A)	6,658	$561
MasTec * (A)	15,720	566
Middleby *	3,135	749
Mobile Mini	14,101	614
Moog, Cl A *	4,500	324
MYR Group *	14,400	360
Navigant Consulting *	10,300	173
Orbital Sciences *	21,360	559
Orion Marine Group *	19,233	217
Performant Financial *	10,500	100
PGT *	22,331	192
Pike *	6,411	57
PowerSecure International *	8,777	71
Primoris Services	21,560	625
RBC Bearings	5,866	352
Regal-Beloit	5,642	431
Rexnord *	20,960	536
RPX *	600	10
Saia *	15,300	667
Spirit Airlines *	4,400	260
Standex International	2,600	192
Steelcase, Cl A	32,855	538
Swift Transporation, Cl A * (A)	49,965	1,237
Taser International *	10,600	141
Team *	7,581	318
Teledyne Technologies *	3,514	333
Terex	5,617	216
Tetra Tech	23,991	638
TriMas *	29,187	1,025
Triumph Group	8,391	581
TrueBlue *	50,449	1,373
Tutor Perini *	7,600	233
UniFirst	500	49
United Rentals * (A)	7,500	758
US Ecology	9,965	492
USG * (A)	21,799	653
Valmont Industries (A)	3,222	499
WageWorks *	7,390	299
Watsco	6,620	666
Watts Water Technologies, Cl A	8,272	461
YRC Worldwide *	9,600	215

		43,057

Information Technology — 19.5%
A10 Networks *	13,788	158
ACI Worldwide *	8,610	468
Acxiom *	7,600	173
Amkor Technology *	4,400	44
Anixter International	3,200	330
ARRIS Group *	46,574	1,542
Aspen Technology *	36,991	1,590
AVG Technologies *	19,392	375
Belden	11,157	803
Benchmark Electronics *	11,900	276
Brightcove *	10,000	95
BroadSoft * (A)	18,807	406
Cabot Microelectronics *	7,400	318
CACI International, Cl A *	7,140	510
Cadence Design Systems * (A)	27,164	453
Calix *	34,200	279
Cavium * (A)	31,693	1,552
Cognex *	14,820	534

4	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small Cap II Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Coherent *	5,183	$311
comScore *	12,900	403
Comtech Telecommunications	2,040	67
Comverse *	5,000	124
Constant Contact *	3,100	92
Convergys	19,545	426
Cornerstone OnDemand *	19,544	785
CoStar Group *	6,788	1,076
CSG Systems International	3,300	87
Dealertrack Technologies *	29,772	1,182
Demandware *	19,147	1,166
Diebold	9,075	341
Digital River *	900	14
Electronics For Imaging *	13,480	549
Emulex *	8,100	43
Entegris *	47,310	543
Entropic Communications *	14,500	48
Envestnet *	26,375	1,069
EPAM Systems *	11,750	494
Euronet Worldwide *	12,246	577
ExlService Holdings *	11,226	318
Extreme Networks *	16,900	67
Fabrinet *	12,000	228
Fairchild Semiconductor International, Cl A *	24,877	365
FARO Technologies *	3,200	136
FEI	8,443	705
FormFactor *	34,600	251
Fortinet *	9,310	209
Global Cash Access Holdings *	37,100	330
Guidewire Software *	27,124	1,024
Harmonic *	25,400	184
Heartland Payment Systems	7,710	320
Hutchinson Technology *	53,050	111
iGATE *	2,200	77
Immersion *	30,705	332
Infoblox *	36,726	476
Insight Enterprises *	18,000	489
Interactive Intelligence Group *	17,420	883
International Rectifier *	22,290	598
Intersil, Cl A	28,472	401
InvenSense, Cl A * (A)	46,156	891
Ixia *	27,998	325
Lattice Semiconductor *	33,100	262
Littelfuse	5,860	514
Manhattan Associates *	14,600	474
MAXIMUS	17,309	773
Mentor Graphics	32,070	680
Methode Electronics	20,000	623
MKS Instruments	13,876	400
Monotype Imaging Holdings	13,200	340
Monster Worldwide *	7,700	44
Netscout Systems *	2,500	97
NIC	10,800	179
Nimble Storage *	9,764	248
OmniVision Technologies *	18,300	411
Pandora Media *	12,680	311
Pegasystems	3,600	76
Power Integrations	3,325	167
PTC *	37,829	1,392
Qlik Technologies *	15,209	330
RF Micro Devices *	157,515	1,482
Rosetta Stone *	1,000	10

Description	Shares	Market Value ($ Thousands)

Ruckus Wireless *	56,808	$614
Sanmina *	2,600	53
Sapient *	20,200	332
ScanSource *	4,200	156
Semtech *	10,421	270
Shutterstock * (A)	5,681	369
Silicon Image *	34,000	178
Silicon Laboratories *	11,100	501
SolarWinds *	10,170	398
Sonus Networks *	82,800	304
Spansion, Cl A *	28,960	552
SPS Commerce *	15,387	875
SS&C Technologies Holdings *	5,469	233
Stamps.com *	12,545	405
Sykes Enterprises *	6,600	133
Synaptics * (A)	6,470	440
Tableau Software, Cl A *	6,524	379
Take-Two Interactive Software *	16,600	342
TeleTech Holdings *	2,600	69
Teradyne (A)	29,310	522
Ubiquiti Networks * (A)	8,300	290
Ultimate Software Group *	4,622	588
Unisys *	2,000	47
United Online	6,942	76
Verint Systems *	17,090	792
Virtusa *	4,500	154
Vocus *	5,200	93
Web.com Group *	12,650	436
WEX *	8,447	813
Yelp, Cl A *	10,732	710
Zebra Technologies, Cl A *	10,242	761
Zillow, Cl A * (A)	3,900	460

		49,181

Materials — 4.1%
A. Schulman	12,800	451
Advanced Emissions Solutions *	10,000	234
AK Steel Holding *	17,200	105
Allegheny Technologies	9,230	379
Balchem	7,590	419
Berry Plastics Group *	15,178	358
Calgon Carbon *	7,500	161
Century Aluminum *	2,884	39
Commercial Metals	37,730	670
Cytec Industries	4,349	432
Ferro *	23,700	303
Globe Specialty Metals	12,900	258
Gold Resource (A)	7,900	35
Greif, Cl A	6,834	373
H.B. Fuller	13,798	660
Innophos Holdings	6,826	358
Innospec	1,400	59
KapStone Paper and Packaging *	14,100	410
Koppers Holdings	3,400	124
Kraton Performance Polymers *	2,600	65
Louisiana-Pacific *	26,424	375
Materion	4,100	140
PolyOne	22,440	901
Quaker Chemical	2,000	148
RTI International Metals * (A)	7,506	201
Sensient Technologies	21,043	1,153

5	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small Cap II Fund

May 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Silgan Holdings	6,907	$337
US Silica Holdings	14,100	713
Worthington Industries	14,700	592

		10,453

Telecommunication Services — 0.3%
Cogent Communications Holdings	6,237	229
IDT, Cl B	8,300	137
RingCentral, Cl A *	23,587	287

		653

Utilities — 2.2%
ALLETE	13,260	659
American States Water	6,400	194
Avista	100	3
California Water Service Group	18,100	399
Cleco	7,772	404
Empire District Electric (A)	10,200	245
Great Plains Energy	32,505	827
IDACORP	5,883	323
Otter Tail	8,400	240
PNM Resources	24,600	700
Portland General Electric (A)	24,579	813
UIL Holdings	18,560	686

		5,493

Total Common Stock (Cost $203,628) ($ Thousands)		239,509

EXCHANGE TRADED FUNDS (A) — 0.7%
iShares Russell 2000 Growth Index Fund	5,596	729
iShares Russell 2000 Index Fund	8,818	995

Total Exchange Traded Funds (Cost $1,476) ($ Thousands)		1,724

AFFILIATED PARTNERSHIP — 8.3%
SEI Liquidity Fund, L.P.
0.070% **† (B)	21,059,500	21,060

Total Affiliated Partnership (Cost $21,060) ($ Thousands)		21,060

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% **†	10,570,764	10,571

Total Cash Equivalent (Cost $10,571) ($ Thousands)		10,571

U.S. TREASURY OBLIGATIONS (C) (D) — 0.7%
U.S. Treasury Bills
0.055%, 08/14/2014	$997	997
0.043%, 07/24/2014	677	677

Total U.S. Treasury Obligations (Cost $1,674) ($ Thousands)		1,674

Total Investments — 108.8% (Cost $238,409) ($ Thousands)		$274,538

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	30	Jun-2014	$48

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $252,435 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at May 31, 2014. The total value of securities on loan at May 31, 2014 was $20,267 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of May 31, 2014 was $21,060 ($ Thousands).

(C)	All or a portion of this security has been pledged as collateral for open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

ADR	— American Depositary Receipt
Cl	— Class
L.P.	— Limited Partnership

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$239,509	$—	$—	$239,509
Exchange Traded Funds	1,724	—	—	1,724
Affiliated Partnership	—	21,060	—	21,060
Cash Equivalent	10,571	—	—	10,571
U.S. Treasury Obligations	—	1,674	—	1,674

Total Investments in Securities	$251,804	$22,734	$—	$274,538

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$48	$—	$—	$48

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

During the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Consumer Discretionary — 12.0%
Abercrombie & Fitch, Cl A	32,141	$1,222
Advance Auto Parts	23,302	2,893
AMC Entertainment Holdings, Cl A	36,095	818
American Axle & Manufacturing Holdings *	105,411	1,954
American Eagle Outfitters (A)	211,199	2,266
ANN *	61,082	2,374
Arctic Cat	20,899	780
Asbury Automotive Group *	27,036	1,748
Autoliv	25,300	2,682
Bed Bath & Beyond *	23,682	1,441
Big Lots *	50,600	2,147
Bloomin’ Brands *	153,619	3,201
Bravo Brio Restaurant Group *	8,100	128
Bright Horizons Family Solutions *	45,780	1,784
Brinker International	23,400	1,162
Brown Shoe	78,182	2,201
Brunswick	90,838	3,915
Buffalo Wild Wings *	34,113	4,930
Cabela’s * (A)	62,198	3,808
Callaway Golf (A)	131,818	1,057
Capella Education	43,534	2,492
Carter’s	61,191	4,414
Cato, Cl A	46,500	1,341
Children’s Place Retail Stores (A)	14,930	722
Container Store Group * (A)	34,676	994
Cooper Tire & Rubber	31,000	863
Core-Mark Holdings	9,124	754
Crocs *	17,900	267
Dana Holdings	44,935	995
Destination XL Group *	32,000	169
Dick’s Sporting Goods	34,430	1,530
Dillard’s, Cl A	25,000	2,819
Dollar General *	18,289	984
DR Horton (A)	135,700	3,213
DreamWorks Animation SKG, Cl A *	68,760	1,931
Drew Industries	29,162	1,415
Dunkin’ Brands Group (A)	24,214	1,084
Ethan Allen Interiors (A)	46,583	1,092
Express *	61,294	773
Fiesta Restaurant Group *	73,326	2,953
Finish Line, Cl A	41,295	1,184
Five Below * (A)	91,874	3,326
FTD *	18,620	556
GameStop, Cl A (A)	28,700	1,086
Gannett	184,371	5,124
Genesco *	13,450	1,007
Gildan Activewear, Cl A	62,946	3,429
Harley-Davidson	20,430	1,455
Hasbro	23,476	1,261
Haverty Furniture	53,156	1,331
Hibbett Sports * (A)	51,808	2,725
HomeAway *	47,468	1,462
HSN	50,101	2,787
Hyatt Hotels, Cl A *	4,700	287
Ignite Restaurant Group *	8,100	124
Imax * (A)	96,569	2,533
International Game Technology	98,000	1,230
Interpublic Group	59,390	1,135

Description	Shares	Market Value ($ Thousands)

Jack in the Box	82,046	$4,736
K12 *	22,500	517
Krispy Kreme Doughnuts *	81,302	1,532
La-Z-Boy, Cl Z	78,707	1,922
Lear	31,200	2,747
Libbey *	39,800	1,073
Life Time Fitness * (A)	19,120	1,017
Lithia Motors, Cl A	43,064	3,378
LKQ *	67,967	1,886
Lumber Liquidators Holdings * (A)	17,950	1,394
Matthews International, Cl A (A)	39,899	1,636
MDC Partners, Cl A	16,450	346
Meredith (A)	18,940	852
National CineMedia	274,891	4,307
Newell Rubbermaid	49,429	1,447
Nord Anglia Education *	125,356	2,256
Office Depot *	43,100	221
Oxford Industries	7,375	471
Panera Bread, Cl A *	17,994	2,764
Pep Boys-Manny Moe & Jack *	52,465	535
PetSmart (A)	21,768	1,251
Pier 1 Imports	153,368	2,701
Polaris Industries	9,909	1,277
Pool	37,810	2,183
Quiksilver *	146,576	871
Red Robin Gourmet Burgers *	58,833	4,241
Rent-A-Center, Cl A (A)	37,700	1,054
Ryland Group (A)	123,447	4,654
Sally Beauty Holdings *	218,126	5,588
Samsonite International	693,410	2,178
Scientific Games, Cl A *	44,898	402
Select Comfort *	43,001	797
Shutterfly *	84,795	3,488
Six Flags Entertainment	94,625	3,829
Skechers U.S.A., Cl A *	96,103	4,277
Stage Stores (A)	43,100	792
Standard Pacific * (A)	305,995	2,457
Starz *	58,400	1,787
Steven Madden *	31,936	1,017
TAL Education Group ADR *	95,735	2,201
Taylor Morrison Home, Cl A *	110,041	2,344
Tenneco *	47,478	3,027
Tile Shop Holdings * (A)	62,624	934
TRW Automotive Holdings *	39,800	3,378
Tuesday Morning *	90,124	1,456
Tupperware Brands	11,195	937
Ulta Salon Cosmetics & Fragrance *	16,429	1,395
Vail Resorts	10,820	754
Vera Bradley * (A)	21,685	584
Vince Holding *	48,740	1,355
Visteon *	16,900	1,540
Vitamin Shoppe *	34,271	1,473
Wendy’s (A)	232,810	1,909
Whirlpool	12,400	1,780
Wolverine World Wide (A)	141,163	3,652
Wyndham Worldwide	38,878	2,874
Zoe’s Kitchen *	22,322	654
zulily, Cl A * (A)	54,702	1,900

		219,386

Consumer Staples — 2.6%
Casey’s General Stores	61,036	4,348
Chefs’ Warehouse * (A)	65,459	1,210
Chiquita Brands International *	31,700	325

1	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Coca-Cola Enterprises	26,637	$1,216
Darling International *	211,160	4,221
Energizer Holdings	25,800	2,993
Fresh Del Monte Produce	43,200	1,252
Hain Celestial Group * (A)	23,348	2,118
Ingredion	12,437	947
J&J Snack Foods	11,360	1,064
JM Smucker	23,800	2,442
Kroger	38,135	1,821
Molson Coors Brewing, Cl B	32,588	2,142
Omega Protein *	90,700	1,305
Pantry *	48,367	817
Rite Aid *	309,899	2,591
Snyder’s-Lance	23,400	636
SpartanNash	40,407	981
Spectrum Brands Holdings	28,845	2,246
Sprouts Farmers Market *	120,815	3,274
SUPERVALU *	160,800	1,201
Susser Holdings * (A)	10,330	819
Sysco (A)	36,854	1,383
TreeHouse Foods *	14,403	1,080
Universal	7,400	396
Weis Markets	17,700	838
WhiteWave Foods, Cl A *	137,694	4,336

		48,002

Energy — 5.2%
Alberta Oilsands *	1,600,500	206
Approach Resources * (A)	128,266	2,504
Athlon Energy *	116,637	5,069
Atwood Oceanics *	15,300	755
Bill Barrett * (A)	13,600	340
Bonanza Creek Energy *	12,825	688
Bristow Group	24,446	1,857
C&J Energy Services *	71,461	2,187
Carrizo Oil & Gas *	12,760	733
Cloud Peak Energy *	14,600	270
Core Laboratories	8,356	1,336
CVR Energy (A)	16,500	776
Delek US Holdings	36,800	1,143
Diamondback Energy *	41,916	3,164
Dresser-Rand Group *	74,427	4,555
Dril-Quip *	32,886	3,362
Emerald Oil * (A)	39,949	260
EPL Oil & Gas *	33,700	1,278
EQT	19,693	2,105
Exterran Holdings	24,350	1,016
Goodrich Petroleum * (A)	27,042	784
Helix Energy Solutions Group *	139,154	3,253
Helmerich & Payne	41,400	4,552
Hornbeck Offshore Services *	15,500	701
Key Energy Services *	62,536	503
Kinder Morgan Escrow	646	—
Kodiak Oil & Gas *	175,166	2,230
Laredo Petroleum Holdings *	130,760	3,618
Magnum Hunter Resources *	219,138	1,679
Matador Resources * (A)	45,863	1,141
McDermott International * (A)	145,159	1,054
Nabors Industries	92,569	2,428
Navigator Holdings *	13,900	341
Newfield Exploration *	37,292	1,360
Newpark Resources *	85,200	959
North Atlantic Drilling	35,700	375
Northern Oil And Gas * (A)	54,563	832
Nuverra Environmental Solutions * (A)	40,100	683

Description	Shares	Market Value ($ Thousands)

Oasis Petroleum *	46,805	$2,317
Parker Drilling *	301,100	1,948
PDC Energy * (A)	68,284	4,383
Pioneer Energy Services *	98,079	1,560
Pioneer Natural Resources	8,828	1,855
Precision Drilling	13,700	178
Range Resources	7,090	659
Resolute Energy *	51,700	430
Ring Energy *	19,867	385
Rosetta Resources *	56,930	2,683
Scorpio Tankers	78,300	710
Spectra Energy	58,351	2,368
StealthGas *	40,100	421
Superior Energy Services	73,353	2,435
Synergy Resources *	146,816	1,724
Targa Resources	14,904	1,713
Tesco	66,958	1,426
Tesoro	58,000	3,260
TETRA Technologies *	106,520	1,228
Triangle Petroleum * (A)	57,000	573
W&T Offshore	12,700	186
Western Refining (A)	80,900	3,318

		95,857

Financials — 21.2%
1st Source	800	24
Acadia Realty Trust ‡	41,170	1,136
Alexandria Real Estate Equities ‡	46,063	3,505
Allied World Assurance Holdings	45,000	1,688
Allstate	23,209	1,352
Altisource Residential, Cl B ‡	43,362	1,209
American Assets Trust ‡	33,145	1,137
American Campus Communities ‡	78,827	3,062
American Capital Mortgage Investment ‡	15,500	317
American Equity Investment Life Holding (A)	10,900	246
American Financial Group	115,690	6,754
Ameriprise Financial	15,266	1,719
Amtrust Financial Services (A)	53,145	2,269
Apartment Investment & Management, Cl A ‡	45,690	1,438
Arch Capital Group *	75,125	4,277
Ares Capital	43,000	741
Aspen Insurance Holdings	34,400	1,581
Associated Banc	73,700	1,270
Assured Guaranty	181,864	4,441
AvalonBay Communities ‡	19,713	2,796
Banco Latinoamericano de Comercio Exterior, Cl E	84,745	2,266
Bancorpsouth (A)	158,611	3,727
Bank of the Ozarks	48,359	2,855
BankUnited	51,486	1,675
Banner	39,912	1,524
BioMed Realty Trust ‡ (A)	53,050	1,151
Blackstone Mortgage Trust, Cl A ‡	32,628	970
Boston Private Financial Holdings	149,394	1,888
Boston Properties ‡	15,800	1,907
Brandywine Realty Trust ‡	142,700	2,183
Brixmor Property Group ‡	23,250	506

2	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Calamos Asset Management, Cl A	41,900	$522
Campus Crest Communities ‡	18,500	164
Cardinal Financial	34,015	591
CBL & Associates Properties ‡	100,338	1,888
Central Pacific Financial	42,800	815
Chimera Investment ‡	245,200	772
City National	18,740	1,332
CNA Financial	54,600	2,194
CNO Financial Group	444,774	7,174
CoBiz Financial	95,315	988
Comerica	72,230	3,465
Commerce Bancshares	1	—
CommonWealth ‡	67,750	1,783
Community Trust Bancorp	17,256	592
CubeSmart ‡	164,294	2,997
Customers Bancorp *	8,800	167
CYS Investments ‡	162,400	1,501
DDR ‡	204,431	3,539
DiamondRock Hospitality ‡	186,683	2,319
Dime Community Bancshares	43,800	662
Douglas Emmett ‡	73,265	2,080
Duke Realty ‡	92,464	1,637
DuPont Fabros Technology ‡	88,100	2,253
Eagle Bancorp *	68,723	2,197
East West Bancorp	62,165	2,081
EastGroup Properties ‡	51,633	3,287
Eaton Vance	48,072	1,786
Education Realty Trust ‡	185,392	1,939
Employers Holdings	74,079	1,558
Endurance Specialty Holdings	52,380	2,709
EPR Properties ‡	13,390	722
Equity One ‡	46,134	1,059
Equity Residential ‡	38,350	2,370
Essex Property Trust ‡ (A)	4,871	881
Everest Re Group	19,700	3,152
Extra Space Storage ‡	10,800	565
FBR *	19,333	505
Federal Realty Investment Trust ‡	5,550	663
Federated Investors, Cl B (A)	25,981	735
FelCor Lodging Trust ‡	60,700	597
Fidelity & Guaranty Life	24,400	522
Fidelity National Financial, Cl A	65,755	2,192
Fifth Third Bancorp	104,300	2,158
Financial Engines (A)	62,118	2,528
First BanCorp *	562,229	2,738
First Financial Holdings	35,932	2,115
First Horizon National	90,401	1,036
First Midwest Bancorp	111,065	1,777
First NBC Bank Holding *	25,803	875
First Niagara Financial Group	111,800	963
Flushing Financial	66,600	1,325
Forest City Enterprises, Cl A *	39,590	753
Forestar Group *	30,940	539
Fulton Financial	93,546	1,118
FXCM, Cl A (A)	46,429	621
General Growth Properties ‡	54,420	1,297
Genworth Financial, Cl A *	236,862	4,024
Geo Group ‡	33,000	1,122
Glacier Bancorp	48,470	1,273
Glimcher Realty Trust ‡	71,435	787
Gramercy Property Trust ‡	65,800	386
Hancock Holding	89,596	3,027
Hanover Insurance Group	52,544	3,155

Description	Shares	Market Value ($ Thousands)

Hartford Financial Services Group	52,888	$1,833
Hatteras Financial ‡	10,700	217
HCP ‡	53,650	2,240
Health Care ‡	31,338	1,981
HFF, Cl A	69,661	2,252
Highwoods Properties ‡	21,260	863
Home BancShares (A)	38,235	1,167
Horace Mann Educators	119,375	3,487
Hospitality Properties Trust ‡	89,900	2,608
Host Hotels & Resorts ‡	177,968	3,928
Huntington Bancshares	674,940	6,257
Iberiabank	53,432	3,337
Infinity Property & Casualty	20,081	1,285
Inland Real Estate ‡	138,600	1,472
International Bancshares	47,046	1,134
Investment Technology Group *	129,508	2,478
Investors Bancorp	253,804	2,741
Janus Capital Group (A)	290,754	3,396
Jones Lang LaSalle	27,990	3,395
Kennedy-Wilson Holdings	139,443	3,454
KeyCorp	450,785	6,171
Kilroy Realty ‡	7,350	445
Kimco Realty ‡	59,700	1,368
LaSalle Hotel Properties ‡	41,130	1,357
Lexington Realty Trust ‡ (A)	557,746	6,330
Liberty Property Trust ‡	23,000	890
Lincoln National	47,100	2,259
LPL Financial Holdings	65,182	3,057
Macerich ‡	24,098	1,591
Mack-Cali Realty ‡	10,700	233
Maiden Holdings	50,700	621
MarketAxess Holdings	44,389	2,368
MB Financial	22,629	607
Meadowbrook Insurance Group	140,000	954
Medical Properties Trust ‡	151,539	2,049
MFA Mortgage Investments ‡	397,024	3,268
Mid-America Apartment Communities ‡	16,192	1,171
Montpelier Re Holdings	75,900	2,386
Mortgage Investment Trust ‡	22,900	435
MSCI, Cl A *	53,526	2,310
National Penn Bancshares	122,445	1,259
Nelnet, Cl A	72,500	2,985
Northfield Bancorp	34,363	447
NorthStar Realty Finance ‡	122,338	2,025
Ocwen Financial *	15,400	540
OFG Bancorp (A)	273,527	4,940
Omega Healthcare Investors ‡ (A)	57,600	2,125
OmniAmerican Bancorp	5,000	120
Opus Bank *	63,575	1,907
PacWest Bancorp	138,489	5,598
PartnerRe	38,008	4,081
Pebblebrook Hotel Trust ‡	124,620	4,429
Pennsylvania ‡	130,816	2,348
Piedmont Office Realty Trust, Cl A ‡ (A)	17,350	323
Platinum Underwriters Holdings	19,416	1,245
Popular *	176,639	5,331
ProAssurance	4,005	182
Prologis ‡	73,548	3,053
Prospect Capital (A)	95,900	953
Prosperity Bancshares (A)	14,055	817

3	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Protective Life	59,672	$3,121
Public Storage ‡	15,528	2,677
Radian Group (A)	74,775	1,078
RAIT Financial Trust ‡	195,499	1,533
Regency Centers ‡	13,400	716
Regions Financial	213,300	2,174
Reinsurance Group of America, Cl A	50,762	3,968
Republic Bancorp, Cl A	34,400	800
RLJ Lodging Trust ‡	29,850	827
Rouse Properties ‡	30,600	499
Ryman Hospitality Properties ‡ (A)	43,392	2,002
Safeguard Scientifics *	47,055	898
Selective Insurance Group	40,065	952
Senior Housing Properties Trust ‡	22,650	543
Signature Bank NY *	17,036	1,973
Simon Property Group ‡	31,579	5,257
SL Green Realty ‡ (A)	7,600	832
StanCorp Financial Group	36,700	2,206
Starwood Property Trust ‡	12,700	310
Stifel Financial * (A)	41,220	1,863
Sunstone Hotel Investors ‡	255,908	3,759
SunTrust Banks	51,558	1,976
SVB Financial Group *	43,975	4,637
Synovus Financial	132,124	3,047
Taubman Centers ‡	15,450	1,157
TCF Financial (A)	193,395	3,073
THL Credit	13,100	174
Tower Group International	51,438	111
Two Harbors Investment ‡	19,900	210
UDR ‡	42,050	1,157
Umpqua Holdings	51,641	856
United Community Banks	20,300	311
Unum Group	128,527	4,358
Validus Holdings	38,900	1,452
Ventas ‡	28,400	1,897
ViewPoint Financial Group	10,100	251
Virtus Investment Partners	17,537	3,235
Vornado Realty Trust ‡	21,550	2,308
Waddell & Reed Financial, Cl A	41,989	2,535
Walter Investment Management * (A)	8,100	234
Washington Federal	35,700	744
Washington Prime Group *‡	15,790	314
Weingarten Realty Investors ‡ (A)	13,150	418
WesBanco	53,800	1,584
Western Alliance Bancorp *	213,332	4,881
Willis Group Holdings	29,015	1,217
Winthrop Realty Trust ‡	31,400	471
WisdomTree Investments * (A)	107,001	1,112
WSFS Financial	19,065	1,296
Zions Bancorporation	226,745	6,483

		387,776

Health Care — 11.3%
Acadia Healthcare * (A)	151,682	6,468
Accuray * (A)	97,700	862
Akorn * (A)	99,763	2,790
Alere *	11,000	393
Align Technology *	51,060	2,788
Alkermes *	35,085	1,607
Alnylam Pharmaceuticals *	20,176	1,196
AmerisourceBergen	18,258	1,336

Description	Shares	Market Value ($ Thousands)

Amsurg, Cl A *	28,611	$1,296
Aratana Therapeutics *	45,764	643
athenahealth * (A)	21,043	2,671
Bruker *	90,530	1,897
Cardiovascular Systems *	34,661	972
CareFusion *	45,005	1,932
Centene *	36,597	2,727
Charles River Laboratories International *	93,391	5,004
Chemed (A)	14,800	1,304
CONMED	23,675	1,063
Cooper	11,262	1,453
Covance *	38,626	3,239
Cross Country Healthcare *	29,800	172
Cubist Pharmaceuticals *	61,896	4,122
Dentsply International	33,060	1,563
DexCom *	151,184	5,104
Endo International *	46,713	3,298
Endologix *	139,459	1,821
Ensign Group	7,000	328
Envision Healthcare Holdings *	106,006	3,655
ExamWorks Group * (A)	123,582	3,661
Exelixis * (A)	78,855	261
Fluidigm * (A)	18,039	500
Furiex Pharmaceuticals *	17,790	1,839
Greatbatch *	27,310	1,276
GW Pharmaceuticals * (A)	11,767	802
Health Net *	64,528	2,580
HealthSouth	163,738	5,750
HeartWare International * (A)	56,602	5,104
Hill-Rom Holdings	20,700	822
HMS Holdings *	20,189	380
Humana	21,700	2,701
Hyperion Therapeutics * (A)	43,115	1,262
ICON *	33,147	1,401
Idexx Laboratories * (A)	16,255	2,088
Incyte *	27,255	1,351
Insulet * (A)	109,363	4,006
Insys Therapeutics * (A)	9,081	235
Intercept Pharmaceuticals *	1,629	385
Ironwood Pharmaceuticals, Cl A *	167,944	2,405
Isis Pharmaceuticals * (A)	65,776	1,922
Jazz Pharmaceuticals *	10,420	1,478
K2M Group Holdings *	56,174	840
Karyopharm Therapeutics * (A)	18,899	496
Keryx Biopharmaceuticals * (A)	122,314	1,615
Kindred Healthcare	38,200	948
KYTHERA Biopharmaceuticals *	20,091	673
LDR Holding *	93,016	2,194
Magellan Health Services *	34,985	2,130
Mallinckrodt * (A)	36,152	2,811
Masimo *	83,122	2,048
Medical Action Industries *	10,600	73
Medicines *	44,329	1,237
Medivation *	24,376	1,775
MEDNAX *	49,730	2,866
Mettler Toledo International *	5,814	1,425
Natus Medical *	9,700	239
NewLink Genetics * (A)	56,899	1,167
NPS Pharmaceuticals *	172,159	5,359
Oramed Pharmaceuticals * (A)	89,373	745
Orexigen Therapeutics * (A)	184,418	1,191
Pacira Pharmaceuticals *	66,274	5,144
PAREXEL International *	39,990	2,018

4	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Patterson	52,241	$2,046
PDL BioPharma (A)	117,800	1,104
PerkinElmer	68,807	3,094
Pharmacyclics * (A)	9,868	877
PharMerica *	51,500	1,398
Phibro Animal Health, Cl A *	67,125	1,277
Portola Pharmaceuticals *	68,880	1,526
Premier, Cl A *	67,544	2,002
Prestige Brands Holdings *	22,900	783
Puma Biotechnology *	30,105	2,301
Quest Diagnostics	27,909	1,671
Questcor Pharmaceuticals (A)	29,080	2,621
Quidel * (A)	50,092	1,137
Relypsa *	25,901	606
Salix Pharmaceuticals *	17,787	2,029
Sciclone Pharmaceuticals *	183,521	923
Seattle Genetics * (A)	43,430	1,449
Select Medical Holdings	143,000	2,166
Sirona Dental Systems *	22,780	1,714
Skilled Healthcare Group, Cl A * (A)	98,400	650
Spectranetics *	69,785	1,496
Sunesis Pharmaceuticals * (A)	145,134	743
Surgical Care Affiliates *	41,892	1,210
Symmetry Medical *	32,500	287
Synageva BioPharma * (A)	28,225	2,291
Tandem Diabetes Care *	44,832	728
Team Health Holdings *	157,245	7,983
Techne	24,287	2,132
Tekmira Pharmaceuticals *	24,570	312
Teleflex	9,128	973
TESARO *	77,338	2,060
Ultragenyx Pharmaceutical *	11,282	424
Unilife * (A)	48,109	139
United Therapeutics *	36,600	3,504
Universal Health Services, Cl B	44,468	3,983
Varian Medical Systems * (A)	23,730	1,957
VCA Antech *	92,793	3,122
WellCare Health Plans *	21,608	1,674

		207,299

Industrials — 17.2%
AAR	47,800	1,161
ACCO Brands * (A)	31,000	187
Actuant, Cl A	178,172	6,331
Acuity Brands (A)	22,868	2,870
AECOM Technology *	17,200	553
Aegean Marine Petroleum Network	22,700	230
Aegion, Cl A *	13,300	319
AGCO	53,500	2,887
Air Transport Services Group *	40,400	367
Aircastle	67,002	1,124
Alliant Techsystems	13,200	1,667
Altra Holdings	109,362	3,739
AMERCO	10,700	2,954
Applied Industrial Technologies	69,290	3,299
Armstrong World Industries *	59,392	3,152
Barnes Group	34,295	1,282
Beacon Roofing Supply * (A)	60,544	2,089
Brink’s	62,700	1,674
Carlisle	36,090	3,063
Chart Industries *	28,435	2,044
Cintas	27,975	1,738
CIRCOR International	18,350	1,399
Clean Harbors * (A)	144,519	8,832

Description	Shares	Market Value ($ Thousands)

Colfax *	31,681	$2,306
Con-way	37,398	1,728
Corporate Executive Board	57,986	3,953
Curtiss-Wright	47,934	3,194
Deluxe	86,167	4,833
Diana Shipping * (A)	113,306	1,235
DigitalGlobe *	94,691	2,875
Dover	20,202	1,761
Dycom Industries *	151,905	4,519
EMCOR Group	126,412	5,628
EnerSys (A)	52,069	3,595
Engility Holdings *	6,300	243
EnPro Industries *	12,856	944
Esterline Technologies *	36,504	4,068
Expeditors International of Washington (A)	27,955	1,272
Fluor	19,741	1,482
FreightCar America	7,200	185
FTI Consulting *	20,900	674
G&K Services, Cl A	37,312	1,933
Generac Holdings	41,489	2,020
General Cable (A)	104,353	2,661
Genesee & Wyoming, Cl A *	46,841	4,560
Global Power Equipment Group	24,700	408
GrafTech International * (A)	246,521	2,576
Great Lakes Dredge & Dock *	68,700	523
H&E Equipment Services *	54,180	1,877
HD Supply Holdings *	103,497	2,719
HEICO, Cl A	109,158	4,410
Hertz Global Holdings *	71,355	2,106
Hexcel *	66,702	2,738
ICF International *	7,200	268
IDEX	38,060	2,918
Interface, Cl A	106,495	1,942
ITT	30,889	1,349
JetBlue Airways * (A)	194,500	1,879
Kadant	63,644	2,412
KAR Auction Services	57,689	1,762
Kennametal	135,061	6,083
KEYW Holding * (A)	70,997	753
Kirby *	30,132	3,331
Korn/Ferry International *	35,203	1,069
L-3 Communications Holdings, Cl 3	28,000	3,393
Landstar System	68,778	4,466
Lincoln Electric Holdings	36,543	2,401
Lindsay Manufacturing (A)	23,753	2,002
Lydall *	49,700	1,371
MasTec * (A)	52,043	1,874
Middleby *	12,900	3,081
Mobile Mini	50,492	2,199
Moog, Cl A *	50,084	3,609
MRC Global *	15,000	432
MSC Industrial Direct, Cl A	29,525	2,715
MYR Group *	13,300	333
Navistar International * (A)	66,235	2,270
NN	85,100	2,088
Nordson	30,428	2,481
Northwest Pipe *	24,760	890
Old Dominion Freight Line *	133,312	8,527
Orion Marine Group *	74,771	846
Oshkosh Truck	88,884	4,804
Owens Corning	57,635	2,364
Parker Hannifin	13,826	1,731
Paylocity Holding *	29,080	566

5	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Pitney Bowes (A)	103,400	$2,857
Polypore International * (A)	38,691	1,720
Primoris Services	149,697	4,337
Rand Logistics *	28,900	172
RBC Bearings	25,852	1,550
Regal-Beloit	82,637	6,308
Ritchie Bros Auctioneers (A)	88,489	2,031
Rollins	36,594	1,122
RR Donnelley & Sons	43,256	685
Ryder System	24,400	2,118
Scorpio Bulkers *	39,200	361
Sensata Technologies Holding *	118,804	5,096
Simpson Manufacturing	30,335	1,009
SkyWest	49,700	568
SP Plus *	44,635	1,059
Spirit Aerosystems Holdings, Cl A *	62,710	2,035
Spirit Airlines *	50,714	2,996
Stanley Black & Decker	22,123	1,934
Steelcase, Cl A	115,591	1,895
Swift Transporation, Cl A * (A)	360,384	8,923
TAL International Group (A)	29,500	1,293
Team *	21,312	893
Teledyne Technologies *	37,115	3,517
Tennant	27,302	1,745
Terex	50,533	1,944
Tetra Tech	67,428	1,794
Textainer Group Holdings	15,600	604
Textron	42,880	1,682
Timken	13,800	886
Titan Machinery * (A)	28,500	499
TransDigm Group	15,079	2,846
TriMas *	40,406	1,419
Trinity Industries	79,920	6,916
Triumph Group	23,590	1,635
TrueBlue *	256,794	6,987
Tutor Perini *	54,400	1,666
United Rentals * (A)	33,080	3,343
URS	42,400	1,908
US Ecology	35,682	1,763
USG * (A)	78,054	2,340
Valmont Industries (A)	14,180	2,197
Wabtec	48,670	3,832
WageWorks *	60,798	2,461
Watts Water Technologies, Cl A (A)	23,249	1,296
WESCO International * (A)	64,422	5,503
Xylem	37,791	1,410

		315,351

Information Technology — 18.7%
A10 Networks *	60,765	695
Acxiom *	85,912	1,953
ADTRAN	39,033	876
Advent Software	58,843	1,781
Amdocs	53,400	2,570
Angie’s List * (A)	62,717	668
ARRIS Group *	169,317	5,606
Arrow Electronics *	62,294	3,594
Aspen Technology *	116,361	5,002
Atmel *	871,005	7,299
Avnet	34,300	1,494
Bankrate *	156,261	2,367
Belden	45,978	3,310
Benchmark Electronics *	68,300	1,584
Black Box	42,000	1,024

Description	Shares	Market Value ($ Thousands)

Blackbaud	122,610	$4,199
Broadridge Financial Solutions	98,273	4,031
BroadSoft *	52,877	1,141
Brocade Communications Systems	228,700	2,086
CACI International, Cl A *	14,750	1,053
Cadence Design Systems * (A)	635,907	10,613
Cavium * (A)	122,231	5,987
CDW	110,885	3,261
ChannelAdvisor *	13,076	271
ChipMOS TECHNOLOGIES (Bermuda)	5,900	144
CIBER *	102,500	477
Ciena * (A)	73,902	1,434
Citrix Systems * (A)	31,718	1,966
Cognex *	72,377	2,606
Coherent *	14,568	874
CommScope Holding *	59,386	1,570
Computer Sciences	33,500	2,107
Computer Task Group	29,800	463
Comtech Telecommunications	5,734	187
Concur Technologies * (A)	21,997	1,878
Constant Contact *	89,413	2,641
Convergys	133,847	2,921
Cornerstone OnDemand *	75,801	3,046
CoStar Group *	49,881	7,909
Dealertrack Technologies *	168,058	6,674
Demandware *	80,275	4,888
Diebold	54,741	2,054
Digi International *	57,700	513
Diodes *	10,800	299
Dot Hill Systems *	69,700	299
DTS *	3,507	63
Envestnet *	131,969	5,350
Euronet Worldwide *	111,029	5,234
EVERTEC	37,812	904
Exar *	39,500	430
ExlService Holdings *	30,716	870
Extreme Networks *	80,200	319
FactSet Research Systems (A)	12,989	1,392
Fairchild Semiconductor International, Cl A *	277,670	4,073
FEI	19,492	1,627
Fidelity National Information Services	36,287	1,965
FleetMatics Group * (A)	93,614	2,668
Fortinet *	41,010	921
Freescale Semiconductor *	129,178	2,867
Gartner *	38,590	2,743
Global Payments	36,118	2,476
GrubHub * (A)	9,018	307
Guidewire Software * (A)	169,321	6,395
Harris	44,500	3,438
Heartland Payment Systems (A)	89,533	3,711
Infoblox *	131,500	1,704
Informatica *	62,517	2,288
Inphi *	59,313	893
Insight Enterprises *	72,500	1,971
Integrated Device Technology *	166,888	2,220
Interactive Intelligence Group *	65,679	3,329
Intersil, Cl A	350,317	4,929
IntraLinks Holdings *	65,535	571
InvenSense, Cl A * (A)	87,177	1,683
Ixia *	78,713	915
Jack Henry & Associates	61,029	3,539

6	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Juniper Networks *	56,989	$1,394
Lam Research	34,379	2,133
Lattice Semiconductor *	252,646	1,998
Lexmark International, Cl A (A)	49,300	2,149
Littelfuse	26,036	2,282
Marvell Technology Group	114,600	1,784
MAXIMUS	100,669	4,498
Measurement Specialties *	39,830	2,530
Microchip Technology (A)	39,841	1,897
MKS Instruments (A)	39,008	1,125
National Instruments	36,282	1,039
NETGEAR *	27,300	897
Nimble Storage * (A)	34,961	887
ON Semiconductor *	260,592	2,265
OSI Systems *	30,789	1,753
Palo Alto Networks *	26,596	1,992
Pandora Media *	55,890	1,371
Plantronics	8,100	367
Plexus *	53,277	2,225
Power Integrations	14,659	737
PRGX Global *	62,400	398
Progress Software *	68,092	1,479
PTC *	277,027	10,195
Qlik Technologies *	54,460	1,182
RealPage * (A)	145,353	3,083
RF Micro Devices *	332,624	3,130
Ruckus Wireless *	203,413	2,197
Saba Software *	36,500	354
Seagate Technology (A)	48,600	2,611
Semtech *	29,297	760
Shutterstock * (A)	53,406	3,474
Silicon Laboratories *	96,082	4,335
SolarWinds *	44,820	1,752
Solera Holdings	89,451	5,837
Spansion, Cl A *	104,260	1,986
SPS Commerce *	55,095	3,134
SS&C Technologies Holdings *	163,258	6,963
Stratasys * (A)	16,106	1,498
SunEdison * (A)	83,766	1,649
Synaptics * (A)	28,520	1,942
Synopsys *	56,743	2,184
Tableau Software, Cl A *	55,444	3,218
Tech Data *	72,449	4,311
Teradata *	61,547	2,584
Teradyne (A)	129,240	2,301
Trimble Navigation *	64,099	2,312
TriQuint Semiconductor *	97,755	1,521
Tyler Technologies *	27,134	2,120
Ultimate Software Group *	20,368	2,589
Ultratech *	15,300	388
Verint Systems *	52,364	2,426
Virtusa *	68,316	2,337
Vishay Intertechnology (A)	261,105	3,896
VistaPrint * (A)	50,458	2,019
Web.com Group *	140,352	4,834
Western Digital	32,300	2,838
WEX *	59,005	5,682
WNS Holdings ADR *	109,968	1,975
Xoom *	8,200	182
Yelp, Cl A * (A)	64,560	4,271
Zebra Technologies, Cl A *	33,359	2,479
Zillow, Cl A * (A)	17,200	2,030

		340,989

Materials — 4.6%
Air Products & Chemicals	11,122	1,334

Description	Shares	Market Value ($ Thousands)

Albemarle	25,570	$1,769
Allegheny Technologies (A)	71,135	2,921
Ashland	16,900	1,741
Berry Plastics Group *	29,730	702
Cabot	53,600	3,031
Chemtura *	107,797	2,693
Crown Holdings *	59,984	2,930
Cytec Industries	12,227	1,215
Domtar	18,100	1,645
Eagle Materials	14,711	1,279
Eastman Chemical	9,900	874
Flotek Industries *	63,870	1,813
Glatfelter	39,200	1,032
Greif, Cl A	46,923	2,563
H.B. Fuller	49,405	2,363
Huntsman	111,600	2,979
Innophos Holdings	19,191	1,007
Kaiser Aluminum (A)	20,513	1,405
KapStone Paper and Packaging *	84,849	2,465
Landec *	30,200	363
Louisiana-Pacific *	94,617	1,343
LSB Industries *	7,700	294
Methanex	40,111	2,290
Minerals Technologies	21,390	1,326
Neenah Paper	35,800	1,746
Novagold Resources * (A)	102,600	309
Nucor	22,115	1,120
Olin (A)	74,800	2,038
Owens-Illinois *	26,759	889
Platform Specialty Products *	121,264	3,147
PolyOne	227,489	9,129
Reliance Steel & Aluminum	23,471	1,689
Rentech *	98,500	229
Rock Tenn, Cl A	13,800	1,394
RTI International Metals * (A)	47,996	1,287
Schweitzer-Mauduit International	9,300	388
Sensient Technologies	106,899	5,858
Silgan Holdings	61,464	3,002
Steel Dynamics	44,300	765
UFP Technologies *	47,600	1,157
US Silica Holdings	117,467	5,940

		83,464

Telecommunication Services — 0.4%
Cogent Communications Holdings	17,535	643
Inteliquent	48,200	722
Iridium Communications * (A)	186,300	1,475
RingCentral, Cl A * (A)	103,994	1,265
SBA Communications, Cl A *	13,389	1,359
USA Mobility	76,117	1,174
Vonage Holdings *	93,400	355

		6,993

Utilities — 2.7%
AGL Resources	33,312	1,778
ALLETE	22,639	1,124
Ameren	79,700	3,136
Avista	90,600	2,836
Cadiz * (A)	35,800	291
Cleco	43,795	2,279
Edison International	29,089	1,604
Empire District Electric (A)	7,200	173
Great Plains Energy	169,673	4,318

7	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

IDACORP	16,538	$907
NorthWestern	2,700	129
NRG Energy	94,728	3,376
Piedmont Natural Gas (A)	9,100	326
Pinnacle West Capital	47,064	2,608
PNM Resources	118,829	3,382
Portland General Electric (A)	260,600	8,618
SCANA	84,407	4,389
Southwest Gas	23,275	1,219
UGI	52,592	2,559
UIL Holdings	9,800	362
Vectren	56,844	2,267
Xcel Energy	61,232	1,884

		49,565

Total Common Stock (Cost $1,309,052) ($ Thousands)		1,754,682

EXCHANGE TRADED FUNDS — 0.4%
iShares Russell 2000 ETF(A)	24,791	2,798
iShares Russell 2000 Growth ETF(A)	20,605	2,686
iShares Russell 2000 Value ETF(A)	6,100	603

Total Exchange Traded Funds (Cost $5,000) ($ Thousands)		6,087

	Number Of Warrants

WARRANTS — 0.0%
Magnum Hunter Resource, Expires 08/29/14 *	18,718	—

Total Warrants (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 13.5%
SEI Liquidity Fund, L.P. 0.070% ** † (B)	246,662,202	246,662

Total Affiliated Partnership (Cost $246,662) ($ Thousands)		246,662

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%** †	70,039,822	70,040

Total Cash Equivalent (Cost $70,040) ($ Thousands)		70,040

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
2.344%, 07/24/2014	$2,052	2,052
0.056%, 08/14/2014	160	160

Total U.S. Treasury Obligations (Cost $2,212) ($ Thousands)		2,212

Total Investments — 113.7% (Cost $1,632,966) ($ Thousands)		$2,079,683

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	43	Jun-2014	$105
S&P Mid 400 Index E-MINI	37	Jun-2014	150

			$255

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,829,276 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at May 31, 2014. The total market value of securities on loan at May 31, 2014 was $238,367 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2014 was $246,662 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

AID — Agency for International Development

Cl — Class

ETF — Exchange Traded Funds

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,754,682	$—	$—	$1,754,682
Exchange Traded Funds	6,087	—	—	6,087
Warrants	—	—	—	—
Affiliated Partnership	—	246,662	—	246,662
Cash Equivalent	70,040	—	—	70,040
U.S. Treasury Obligations	—	2,212	—	2,212

Total Investments in Securities	$1,830,809	$248,874	$—	$2,079,683

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$255	$—	$—	$255

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

U.S. Managed Volatility Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Consumer Discretionary — 6.3%
Aaron’s	42,498	$1,395
AutoZone *	1,900	1,012
Canadian Tire, Cl A	44,700	4,306
Carter’s	37,900	2,734
Cogeco Cable	13,400	772
Cracker Barrel Old Country Store	24,700	2,484
DIRECTV *	98,000	8,079
Dollar General *	51,450	2,767
Dollar Tree *	56,489	2,996
DSW, Cl A	52,643	1,319
Foot Locker	79,300	3,821
Kohl’s	201,999	10,997
Lear	36,290	3,195
Madison Square Garden, Cl A *	41,964	2,302
McDonald’s	32,300	3,276
Morningstar	25,061	1,783
PetSmart	164,909	9,477
Regal Entertainment Group, Cl A	19,324	377
Target	229,572	13,030
Thomson Reuters	62,131	2,155

		78,277

Consumer Staples — 19.2%
Altria Group	413,762	17,196
Archer-Daniels-Midland	47,000	2,112
Bunge	111,569	8,670
Cal-Maine Foods	69,900	4,876
Clorox	126,494	11,336
Coca-Cola Enterprises	76,500	3,492
Colgate-Palmolive	51,800	3,543
ConAgra Foods	328,832	10,621
CVS Caremark	166,500	13,040
Dr. Pepper Snapple Group	255,030	14,715
Energizer Holdings	35,900	4,165
General Mills	68,300	3,752
Hershey	93,139	9,066
Hormel Foods	138,311	6,806
Ingredion	41,100	3,130
Kellogg	175,017	12,073
Kimberly-Clark	31,600	3,550
Kraft Foods Group	63,000	3,746
Kroger	356,606	17,024
Lorillard	77,900	4,843
Mead Johnson Nutrition, Cl A	38,100	3,409
Metro, Cl A	79,900	4,928
Molson Coors Brewing, Cl B	92,000	6,047
PepsiCo	134,607	11,890
Philip Morris International	43,100	3,816
Rite Aid *	242,590	2,028
Tyson Foods, Cl A	410,055	17,411
Universal	43,100	2,308
Walgreen	28,700	2,064
Wal-Mart Stores	283,628	21,774
Weis Markets	37,000	1,753
Whole Foods Market	72,659	2,779

		237,963

Description	Shares	Market Value ($ Thousands)

Energy — 5.2%
Antero Resources *	2,142	$132
Baker Hughes	49,200	3,470
Canadian Natural Resources	86,600	3,522
Chesapeake Energy	125,700	3,610
Chevron	125,411	15,399
ConocoPhillips	110,000	8,793
Exxon Mobil	131,500	13,220
Halliburton	61,600	3,982
Marathon Oil	97,900	3,589
SM Energy	47,100	3,571
Targa Resources	35,500	4,081
World Fuel Services	9,108	422

		63,791

Financials — 15.8%
Allied World Assurance Holdings	160,440	6,016
Allstate	66,200	3,857
American Capital Agency ‡	79,200	1,879
American Financial Group	135,090	7,887
American Homes 4 Rent, Cl A ‡	33,035	582
Annaly Capital Management ‡	427,647	5,042
Arch Capital Group *	83,048	4,728
Assurant	49,550	3,360
Axis Capital Holdings	179,155	8,239
BOK Financial	32,141	2,018
Canadian Imperial Bank of Commerce	40,100	3,533
CBOE Holdings	13,600	689
Chubb	68,000	6,301
CIT Group	18,479	822
Endurance Specialty Holdings	60,283	3,118
Equity Lifestyle Properties ‡	86,100	3,766
Everest Re Group	122,433	19,592
First Citizens BancShares, Cl A	3,709	815
Gaming and Leisure Properties ‡	125,389	4,208
Genworth MI Canada	22,800	808
Government Properties Income Trust ‡	56,000	1,429
Hanover Insurance Group	30,500	1,831
HCC Insurance Holdings	118,000	5,544
HCP ‡	84,500	3,528
Health Care ‡	57,300	3,623
Jones Lang LaSalle	29,100	3,530
MFA Mortgage Investments ‡	260,700	2,146
National Bank of Canada	74,000	3,101
PartnerRe	189,408	20,337
PennyMac Mortgage Investment Trust ‡	137,200	2,898
Platinum Underwriters Holdings	46,600	2,989
Popular *	38,255	1,154
Reinsurance Group of America, Cl A	43,410	3,393
RenaissanceRe Holdings	158,921	16,555
Simon Property Group ‡	20,500	3,412
Starwood Property Trust ‡	62,232	1,518
Travelers	128,200	11,980

1	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

U.S. Managed Volatility Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Two Harbors Investment ‡	441,226	$4,646
US Bancorp	72,858	3,074
Validus Holdings	232,087	8,664
Ventas ‡	35,800	2,391
Washington Prime Group *‡	10,250	204
White Mountains Insurance Group	398	235

		195,442

Health Care — 17.7%
Abbott Laboratories	66,300	2,652
AbbVie	80,000	4,346
Aetna	126,300	9,795
AmerisourceBergen	118,513	8,673
Amgen	90,500	10,497
AstraZeneca ADR	107,100	7,733
Baxter International	46,200	3,438
Becton Dickinson	80,733	9,502
Cardinal Health	79,200	5,594
Cigna	43,100	3,869
Covance *	13,913	1,167
Eli Lilly	111,953	6,701
Express Scripts Holding *	143,788	10,276
Henry Schein *	10,023	1,199
Humana	76,970	9,580
Idexx Laboratories *	54,289	6,975
Johnson & Johnson	161,522	16,388
Laboratory Corp of America Holdings *	55,061	5,648
McKesson	66,948	12,696
Medtronic	47,400	2,893
Merck	313,710	18,151
Omnicare	69,364	4,408
PDL BioPharma	156,300	1,465
Pfizer	353,800	10,483
Quest Diagnostics	188,355	11,281
Sirona Dental Systems *	2,754	207
UnitedHealth Group	89,200	7,103
WellPoint	100,000	10,836
Zimmer Holdings	71,200	7,430
Zoetis, Cl A	240,769	7,392

		218,378

Industrials — 4.3%
Alliant Techsystems	53,580	6,767
Dun & Bradstreet	27,400	2,829
Exelis	79,630	1,360
General Dynamics	54,500	6,437
Huntington Ingalls Industries	32,020	3,197
L-3 Communications Holdings, Cl 3	62,000	7,512
Lockheed Martin	48,191	7,886
Northrop Grumman	67,700	8,229
Raytheon	84,500	8,245
Rollins	10,302	316

		52,778

Information Technology — 8.5%
Amdocs	422,260	20,319
Apple	21,972	13,908
Brocade Communications Systems	152,132	1,388
CACI International, Cl A *	23,100	1,649

Description	Shares	Market Value ($ Thousands)

Cisco Systems	238,000	$5,860
CSG Systems International	69,600	1,828
Dolby Laboratories, Cl A *	47,400	1,969
FactSet Research Systems	16,232	1,739
Harris	60,600	4,681
Hewlett-Packard	110,018	3,686
Intel	285,300	7,794
International Business Machines	65,753	12,122
Intuit	8,738	693
Juniper Networks *	80,971	1,980
Micros Systems *	65,760	3,513
Microsoft	168,000	6,878
Oracle	116,000	4,874
Polycom *	102,248	1,304
Qualcomm	65,700	5,286
Science Applications International	32,700	1,267
Symantec	22,013	484
Tech Data *	36,400	2,166

		105,388

Materials — 1.1%
Ball	57,700	3,483
Bemis	72,000	2,981
CF Industries Holdings	5,200	1,265
Compass Minerals International	10,157	944
Domtar	25,000	2,272
Scotts Miracle-Gro, Cl A	38,523	2,310

		13,255

Telecommunication Services — 5.2%
AT&T	720,842	25,568
BCE	138,500	6,360
CenturyLink	96,900	3,650
Intelsat *	13,254	257
NTT DOCOMO ADR	91,700	1,531
Rogers Communications, Cl B	67,800	2,736
SK Telecom ADR	207,600	4,947
TELUS	67,200	2,534
TELUS	91,100	3,441
Verizon Communications	256,356	12,808

		63,832

Utilities — 13.2%
AGL Resources	69,900	3,731
Ameren	204,500	8,047
American Electric Power	195,800	10,446
American Water Works	122,920	5,975
Atmos Energy	38,100	1,909
Calpine *	91,300	2,129
CMS Energy	119,400	3,552
Consolidated Edison	101,123	5,563
DTE Energy	125,238	9,533
Duke Energy	47,000	3,341
Edison International	301,391	16,619
Entergy	250,395	18,885
Exelon	335,300	12,349
FirstEnergy	151,166	5,112
NRG Energy	92,600	3,301
PG&E	252,400	11,578
Pinnacle West Capital	48,800	2,704

2	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

U.S. Managed Volatility Fund

May 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Portland General Electric	145,500	$4,812
PPL	210,100	7,372
Public Service Enterprise Group	281,200	10,955
SCANA	111,000	5,772
Southern	141,365	6,189
Vectren	12,557	501
Wisconsin Energy	72,600	3,305

		163,680

Total Common Stock (Cost $965,564) ($ Thousands)		1,192,784

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	41,520,615	41,521

Total Cash Equivalent (Cost $41,521) ($ Thousands)		41,521

U.S. TREASURY OBLIGATION (A)(B) — 0.1%
U.S. Treasury Bills 0.051%, 07/24/2014	$1,607	1,607

Total U.S. Treasury Obligation (Cost $1,607) ($ Thousands)		1,607

Total Investments — 100.0% (Cost $1,008,692) ($ Thousands)		$1,235,912

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	292	Jun-2014	$1,032

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,236,524 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,192,784	$—	$—	$1,192,784
Cash Equivalent	41,521	—	—	41,521
U.S. Treasury Obligation	—	1,607	—	1,607

Total Investments in Securities	$1,234,305	$1,607	$—	$1,235,912

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,032	$—	$—	$1,032

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

3	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

World Equity Ex-US Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.7%

Argentina — 0.1%
MercadoLibre (A)	70,800	$6,023

Australia — 1.6%
Adelaide Brighton	313,071	982
Australia & New Zealand Banking Group	41,225	1,285
Australia & New Zealand Banking Group ADR	850,800	26,553
AWE*	386,739	639
Bank of Queensland	87,113	973
Bendigo Bank	151,592	1,655
BGP Holdings*	239,898	—
BHP Billiton ADR (A)	330,329	22,423
Boral	477,166	2,354
Brambles	733,141	6,564
Caltex Australia	442,201	9,198
Cochlear	66,479	3,704
CSR	1,182,085	3,774
Downer EDI	196,074	973
DuluxGroup	522,838	2,681
Flight Centre Travel Group	20,974	972
Insurance Australia Group	1,211,310	6,708
Macquarie Group	43,483	2,430
Mineral Resources	148,650	1,412
Mount Gibson Iron	1,388,326	950
Nine Entertainment Holdings*	513,044	1,055
Resolute Mining*	1,184,013	655
Sims Group	35,616	320
Telstra	819,020	4,071
Treasury Wine Estates	730,388	3,535
Western Areas	264,695	1,116
Woolworths	165,257	5,772

		112,754

Austria — 1.0%
Conwert Immobilien Invest	936,500	11,514
Erste Group Bank	631,950	21,981
OMV	47,786	1,981
Schoeller-Bleckmann Oilfield Equipment (A)	272,436	32,499

		67,975

Belgium — 0.6%
Anheuser-Busch InBev	177,948	19,550
bpost	61,020	1,539
Delhaize Group (A)	205,045	14,594
KBC Groep	70,000	4,171

		39,854

Brazil — 2.5%
Banco Bradesco ADR (A)	2,769,222	38,631
Banco do Brasil	2,311,125	23,512
CETIP — Mercados Organizados	171,700	2,208
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,066,929	30,025
Cia Energetica de Minas Gerais ADR	274,203	1,925
Cia Paranaense de Energia ADR (A)	1,412,400	20,508

Description	Shares	Market Value ($ Thousands)

Cia Vale do Rio Doce ADR, Cl B (A)	1,303,500	$16,620
Cosan, Cl A	123,279	1,541
EDP — Energias do Brasil	205,000	837
Embraer ADR	246,944	8,949
Kroton Educacional	447,400	11,235
Light	588,000	5,235
Qualicorp*	74,400	782
Telefonica Brasil ADR (A)	215,505	4,334
Tim Participacoes	794,000	4,326

		170,668

Canada — 4.4%
Advantage Oil & Gas*	236,100	1,418
Bank of Montreal (A)	313,500	22,023
Bankers Petroleum*	97,700	586
Canadian Imperial Bank of Commerce	295,600	26,041
Canadian National Railway	286,958	17,378
Canadian Natural Resources	59,700	2,426
Canfor*	207,300	4,569
CCL Industries, Cl B	5,700	552
Celestica*	199,300	2,359
Cenovus Energy	79,900	2,374
Empire, Cl A	25,000	1,508
Enerplus	123,700	2,811
Genworth MI Canada (A)	127,200	4,510
George Weston	7,800	567
Gibson Energy (A)	44,300	1,279
Gran Tierra Energy*	70,617	510
Jean Coutu Group PJC, Cl A	149,800	3,242
Laurentian Bank of Canada	11,200	490
Legacy Oil + Gas*	174,061	1,362
Linamar	30,400	1,687
Lululemon Athletica*,(A)	155,842	6,955
Magna International, Cl A	452,500	46,258
Manulife Financial	1,521,000	27,850
Methanex	72,530	4,141
Mullen Group (A)	106,000	2,841
Norbord (A)	50,192	1,264
Parkland Fuel (A)	12,666	250
Quebecor, Cl B	205,000	4,954
Rio Alto Mining*	123,900	211
Ritchie Bros Auctioneers (A)	133,100	3,055
Rogers Communications, Cl B	292,869	11,847
Royal Bank of Canada	104,100	7,156
Suncor Energy	146,000	5,611
Toronto-Dominion Bank	543,200	26,937
Valeant Pharmaceuticals International*	246,263	32,282
West Fraser Timber	80,900	3,710
Western Energy Services	161,300	1,616
Yamana Gold	1,428,300	10,512

		295,142

Chile — 0.1%
Enersis ADR	230,029	3,727

China — 4.5%
Anhui Conch Cement (A)	12,289,500	44,225
ANTA Sports Products (A)	2,675,000	3,933
Baidu ADR*	277,147	46,006
Bank of China	12,998,000	6,186

1	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

World Equity Ex-US Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

China Construction Bank	33,287,800	$24,431
China Oilfield Services	11,101,400	27,378
China Petroleum & Chemical	28,751,970	26,071
China Shipping Container Lines*, (A)	42,091,900	10,153
Industrial & Commercial Bank of China	29,441,661	19,139
Mindray Medical International ADR (A)	521,035	16,168
New Oriental Education & Technology Group ADR	308,531	7,966
Sinopharm Group	578,819	1,572
Sun Art Retail Group (A)	1,744,500	2,050
Tencent Holdings	2,776,066	39,137
Vipshop Holdings ADR*	4,920	800
Want Want China Holdings	3,845,000	5,366
Weichai Power	5,394,600	20,144

		300,725

Colombia — 0.2%
Bancolombia ADR, Cl R	296,275	16,511

Czech Republic — 0.2%
Komercni Banka	61,298	14,132

Denmark — 1.2%
Carlsberg, Cl B (B)	255,900	26,723
DSV (B)	209,815	7,012
GN Store Nord (B)	34,192	945
Jyske Bank* (B)	18,824	1,043
Novo Nordisk, Cl B (B)	530,999	22,507
Novozymes, Cl B (B)	138,378	6,790
Pandora (B)	144,487	10,733
Rockwool International, Cl B (B)	2,009	402
Vestas Wind Systems* (B)	61,400	3,303

		79,458

Finland — 1.2%
Kone, Cl B (A)	432,412	17,819
Neste Oil (A)	63,319	1,298
Nokia	4,175,020	33,755
Orion, Cl B (A)	172,992	5,458
Sampo, Cl A	181,980	9,183
Stora Enso, Cl R	958,460	9,828
UPM-Kymmene	110,512	1,947

		79,288

France — 4.0%
Accor (A)	140,695	7,452
Air France-KLM*	476,814	7,277
Air Liquide (A)	47,469	6,921
AtoS (A)	15,444	1,389
Capital Gemini	233,400	16,988
Compagnie Generale des Etablissements Michelin, Cl B	76,121	9,390
Credit Agricole (A)	146,771	2,292
Edenred (A)	150,108	4,710
Essilor International	62,551	6,577
Etablissements Maurel et Prom	53,797	926
Lafarge	109,058	9,430
Lagardere S.C.A.	98,451	3,435
LVMH Moet Hennessy Louis Vuitton	82,511	16,433

Description	Shares	Market Value ($ Thousands)

Orange ADR (A)	1,182,400	$18,977
Publicis Groupe (A)	154,713	13,359
Safran	130,220	8,847
Sanofi-Aventis	240,800	25,774
Societe Generale (A)	374,464	21,597
Sodexo	179,610	19,323
Technicolor*	206,978	1,529
Teleperformance (A)	133,107	8,338
Thales (A)	57,065	3,419
Total (A)	487,862	34,271
Valeo (A)	137,755	18,515

		267,169

Germany — 6.4%
Aareal Bank	37,925	1,796
adidas	112,369	12,074
BASF	219,645	25,317
Brenntag	29,993	5,609
Continental	70,190	16,613
Deutsche Bank	190,600	7,728
Deutsche Boerse	298,940	22,843
Deutsche Lufthansa	841,188	22,211
Deutsche Post	239,270	8,884
Deutz	84,126	711
DMG MORI SEIKI	46,137	1,470
Drillisch	66,070	2,438
Duerr	43,583	3,733
Freenet	284,864	8,855
Fresenius Medical Care	143,383	9,509
GEA Group	623,830	26,861
Gerresheimer	67,296	4,534
Hannover Rueck	9,392	836
HeidelbergCement	13,985	1,206
Henkel	318,846	32,366
Hochtief	43,473	3,960
Hugo Boss	235,291	33,471
Infineon Technologies	139,925	1,737
KUKA	36,492	2,083
Leoni	19,186	1,537
Merck KGaA	110,610	19,018
MTU Aero Engines	36,291	3,386
Muenchener Rueckversicherungs	115,805	25,694
Norma Group	82,200	4,487
OSRAM Licht*	20,613	1,047
Rheinmetall	119,726	8,213
Rhoen Klinikum	84,359	2,785
SAP	179,685	13,770
Siemens	215,700	28,686
Sky Deutschland*	802,927	7,499
Stada Arzneimittel	36,386	1,710
Suedzucker (A)	355,201	7,222
Symrise	596,310	32,357
TUI	325,831	5,553
United Internet	155,065	7,174

		426,983

Hong Kong — 2.4%
AIA Group	3,895,513	19,520
BOC Hong Kong Holdings	7,945,000	23,928
Chaoda Modern Agriculture*	52,790	—
China Mobile (A)	4,090,432	40,018
China Unicom	462,000	691

2	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

World Equity Ex-US Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Daphne International Holdings (A)	2,806,000	$1,104
First Pacific	823,589	932
Hang Seng Bank	341,000	5,630
Hong Kong Exchanges and Clearing	1,047,826	19,502
Melco Crown Entertainment ADR (A)	215,630	7,433
Orient Overseas International	4,260,000	21,814
Power Assets Holdings	574,000	4,998
Sands China	1,301,425	9,484
SJM Holdings	1,419,000	4,072
TCL Communication Technology Holdings	1,481,000	1,666

		160,792

India — 1.6%
Apollo Tyres	467,910	1,395
Aurobindo Pharma	136,595	1,548
Britannia Industries	218,750	3,262
Cairn India	249,461	1,425
HCL Technologies	482,554	11,584
ICICI Bank ADR	1,130,476	56,151
Infosys ADR (A)	44,210	2,274
Infosys Technologies	24,677	1,228
State Bank of India	21,050	912
Tata Communications	108,346	638
Tata Motors	580,254	4,076
Tata Motors ADR (A)	538,009	20,035
UPL	381,500	1,949
Wipro	336,059	2,879

		109,356

Indonesia — 0.4%
Bank Rakyat Indonesia Persero	8,261,500	7,218
Indofood Sukses Makmur	20,109,000	11,755
Telekomunikasi Indonesia Persero	16,080,000	3,547
Telekomunikasi Indonesia Persero ADR	122,352	5,344

		27,864

Ireland — 2.8%
Accenture, Cl A	104,107	8,480
Actavis*	212,314	44,913
CRH	213,983	5,876
Endo International*	460,658	32,518
ICON*	804,834	34,020
James Hardie Industries	504,697	6,731
Jazz Pharmaceuticals*	223,727	31,738
Mallinckrodt *,(A)	22,567	1,754
Ryanair Holdings ADR*	148,308	8,433
Smurfit Kappa Group	425,020	10,265

		184,728

Israel — 1.2%
Bank Hapoalim (B)	711,023	4,155
Check Point Software Technologies *,(A)	490,796	31,646
Israel Chemicals (B)	1,454,480	12,841
Teva Pharmaceutical Industries ADR	625,943	31,604

		80,246

Italy — 0.7%

Description	Shares	Market Value ($ Thousands)

Azimut Holding	253,080	$6,934
Banca Intesa	2,669,066	8,952
Brembo	17,559	691
Exor	391,296	16,819
Fiat (A)	253,165	2,648
Gtech Spa	161,169	4,440
Mediaset*	171,175	846
Safilo Group*	20,195	472
UnipolSai	1,491,780	5,138

		t46,940

Japan — 11.5%
Alfresa Holdings	120,100	7,260
Alpine Electronics	80,100	979
Aoyama Trading	29,400	794
Calsonic Kansei	850,000	5,305
Coca-Cola West	148,100	2,472
Daiichikosho	15,600	460
Daikyo	1,523,000	3,248
Daito Trust Construction	179,400	19,440
Daiwa House Industry	792,000	14,829
Daiwa Securities Group	919,000	7,416
Denso	837,700	38,392
Dowa Holdings	384,000	3,393
FANUC	86,013	14,642
Fast Retailing	17,800	5,876
Fuji Electric	324,000	1,423
Haseko	898,700	6,501
Hino Motors	147,100	1,852
HIS	46,800	1,384
Hitachi	6,741,300	45,319
Isuzu Motors	4,042,600	24,674
IT Holdings	195,100	3,308
Itochu	314,700	3,721
Japan Airlines	400,700	20,912
Japan Exchange Group	1,547,302	37,000
Japan Tobacco	241,217	8,165
KDDI	108,400	6,449
Komatsu	507,800	11,065
Kubota	846,110	11,559
Maeda Road Construction	87,000	1,401
Mazda Motor	930,000	4,022
Medipal Holdings	541,900	7,616
Misawa Homes	98,000	1,118
Mitsubishi Estate	332,420	8,073
Mitsubishi UFJ Financial Group	2,002,821	11,279
Mitsui ADR	89,300	27,209
Mitsui Engineering & Shipbuilding	225,000	436
Mitsui Matsushima	258,000	325
Mitsui Trust Holdings	2,341,841	9,460
Mizuho Financial Group	12,193,700	23,729
Namco Bandai Holdings	495,700	10,806
NEC Networks & System Integration	32,000	737
Nichii Gakkan	210,000	1,810
Nippo	126,000	1,980
Nippon Flour Mills	78,000	412
Nippon Steel & Sumitomo Metal	6,709,000	18,925
Nippon Telegraph & Telephone	386,300	22,940
Nissan Tokyo Sales Holdings	226,000	675
Nitto Denko ADR	919,060	21,212
Nomura Real Estate Holdings	268,800	5,170

3	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

World Equity Ex-US Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

North Pacific Bank	190,300	$739
Omron	667,755	25,071
Pigeon	44,800	2,085
Rakuten	654,100	8,480
Secom	466,500	28,409
Sega Sammy Holdings	378,000	7,260
Seino Holdings	201,000	2,199
Shimano	49,500	5,108
SKY Perfect JSAT Holdings	425,600	2,213
SMC	31,200	8,157
SoftBank	477,073	34,440
Sojitz	1,858,000	2,958
Sumitomo Mitsui Financial Group	190,000	7,666
Sumitomo Osaka Cement	206,000	743
Suzuken	140,900	4,986
Sysmex	940,408	32,997
Toagosei	341,000	1,491
Toho Holdings	193,600	3,733
Tokai Tokyo Securities	3,540,155	24,112
Tokyo Electron	64,700	3,887
Tokyo Seimitsu	34,700	624
Toyota Motor	504,821	28,584
Toyota Tsusho	239,900	6,354
Trend Micro	138,800	4,297
Watabe Wedding	7,955	47
Yaskawa Electric	2,732,914	33,495
Zenkoku Hosho	115,600	2,851

		770,159

Malaysia — 0.1%
Telekom Malaysia	223,500	430
Tenaga Nasional	940,300	3,529

		3,959

Mexico — 0.3%
America Movil, Ser L	5,668,581	5,475
America Movil ADR, Ser L	633,662	12,249
Gruma, Ser B, Cl B*	59,583	621
Grupo Financiero Inbursa, Cl O	187,689	512

		18,857

Netherlands — 3.1%
AerCap Holdings*	171,080	8,065
Airbus Group	84,392	6,058
ASML Holding	98,077	8,426
Chicago Bridge & Iron (A)	384,836	31,326
Core Laboratories (A)	296,076	47,328
Heineken Holding (A)	191,034	12,619
ING Groep*	945,404	13,255
Koninklijke Boskalis Westminster	13,245	755
LyondellBasell Industries, Cl A	315,957	31,460
NXP Semiconductor*	530,526	32,946
Ternium ADR	42,272	1,202
TomTom*	293,007	2,174
Unilever	212,196	9,196
USG People	106,027	1,677

		206,487

Norway — 2.5%
DnB (A)	2,172,962	40,851
DNO International*	1,101,173	3,996
Norsk Hydro (A)	2,979,774	16,212

Description	Shares	Market Value ($ Thousands)

Petroleum Geo-Services	66,475	$718
Seadrill	78,504	2,962
Statoil	1,093,780	33,545
Statoil ADR (A)	1,875,043	57,189
Telenor	563,800	13,374
TGS Nopec Geophysical (A)	69,229	2,258

		171,105

Panama — 0.0%
Avianca Holdings ADR	64,397	1,024

Peru — 0.1%
Credicorp	28,600	4,469

Poland — 0.1%
Orange Polska	145,649	502
PGE	699,511	4,836
Tauron Polska Energia	321,681	567

		5,905

Portugal — 0.0%
Galp Energia SGPS, Cl B	112,677	1,999

Qatar — 0.5%
Industries Qatar QSC (B)	641,820	33,358

Russia — 1.0%
Gazprom OAO ADR	222,736	1,820
Lukoil ADR (A)	503,980	28,505
Magnit GDR	135,757	7,901
Mobile Telesystems ADR	621,000	11,482
Sberbank of Russia ADR	1,324,651	13,391
Sistema GDR*	164,041	4,700

		67,799

Singapore — 1.8%
Avago Technologies, Cl A	448,469	31,693
DBS Group Holdings	1,752,000	23,618
Ezion Holdings	3,645,400	6,397
Golden Agri-Resources	54,399,700	24,951
United Overseas Bank	587,000	10,568
United Overseas Bank ADR	719,200	26,043

		123,270

South Africa — 1.2%
FirstRand	1,525,700	5,742
Massmart Holdings	200,684	2,587
Naspers, Cl N	142,603	15,720
Sanlam	739,325	4,129
Sasol	202,757	11,404
Sasol ADR	775,100	43,630
Sibanye Gold	1,284,400	3,180
Telkom*	253,773	928

		87,320

South Korea — 3.5%
Hyundai Mobis	101,053	28,527
Hyundai Motor	44,924	9,886
Kia Motors	258,494	14,898
LG Electronics	17,124	1,224
LG Hausys	28,120	5,278
LG.Philips LCD*	502,340	13,368

4	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

World Equity Ex-US Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

NAVER	10,168	$7,555
POSCO	62,763	17,779
Samsung Electronics	55,432	78,405
SK Holdings	60,747	10,956
SK Hynix	881,948	38,167
SK Telecom	34,931	7,516

		233,559

Spain — 1.0%
ACS Actividades Construcciones y Servicios	42,974	1,911
Amadeus IT Holding, Cl A (A)	1,055,204	46,408
Banco Bilbao Vizcaya Argentaria	843,098	10,819
Banco Popular Espanol	36	—
Inditex	63,898	9,286

		68,424

Sweden — 2.0%
Atlas Copco, Cl B	440,557	12,169
Electrolux, Cl B	23,731	597
Getinge, Cl B	1,059,097	27,271
Hennes & Mauritz, Cl B	224,972	9,525
Holmen, Cl B	18,627	679
Industrivarden, Cl C	62,679	1,259
JM	9,856	363
NCC, Cl B	63,181	2,217
Nordea Bank	803,024	11,866
Skandinaviska Enskilda Banken, Cl A	487,775	6,634
Skanska, Cl B	292,450	6,786
Svenska Cellulosa, Cl B	139,098	3,878
Svenska Cellulosa ADR	548,000	15,322
Svenska Handelsbanken, Cl A	294,613	15,000
Swedbank, Cl A	706,639	18,831
Volvo, Cl B	339,176	4,940

		137,337

Switzerland — 6.4%
Actelion	352,452	35,089
Credit Suisse Group	1,096,449	32,650
Credit Suisse Group ADR (A)	611,211	18,153
EMS-Chemie Holding	11,280	4,240
Forbo Holding	3,228	3,277
Galenica	1,531	1,516
Georg Fischer	7,504	5,666
Givaudan	20,116	33,033
Helvetia Holding	2,111	1,008
Julius Baer Group	170,871	7,409
Lonza Group	51,286	5,522
Nestle	449,776	35,345
Novartis	201,888	18,135
Novartis ADR	355,666	32,031
OC Oerlikon	604,741	9,268
Roche Holding	204,750	60,352
Swiss Life Holding	45,949	11,067
Swiss Re	95,875	8,542
Transocean (A)	442,709	18,811
UBS	2,233,098	44,914
Zurich Insurance Group ADR (A)	1,348,600	40,579

		426,607

Taiwan — 3.2%

Description	Shares	Market Value ($ Thousands)

Advanced Semiconductor
Engineering ADR (A)	5,156,485	$33,208
AU Optronics	1,995,000	762
Career Technology MFG.	591,000	877
Elite Advanced Laser	358,000	1,618
Fubon Financial Holding	11,754,949	16,916
Grape King Bio	363,000	1,604
Hermes Microvision	88,000	3,522
Hon Hai Precision Industry	7,118,800	21,937
Hon Hai Precision Industry GDR	752,075	4,685
Innolux*	11,210,000	4,430
Inotera Memories*	24,398,659	36,819
MediaTek	1,850,743	30,058
Pegatron	2,408,000	4,658
Primax Electronics	2,112,000	2,817
Taishin Financial Holding	9,408,336	4,675
Taiwan PCB Techvest	948,000	1,465
Taiwan Semiconductor Manufacturing ADR	2,006,248	41,248
United Microelectronics	3,643,000	1,707
United Microelectronics ADR (A)	1,211,600	2,787

		215,793

Thailand — 0.2%
Krung Thai Bank	1,480,650	852
PTT (Foreign)	73,300	656
PTT Exploration & Production	131,700	616
PTT Global Chemical	2,077,300	4,350
Thanachart Capital	1,205,600	1,249
Total Access Communication	932,900	3,410

		11,133

Turkey — 1.1%
Akbank	5,389,973	21,054
BIM Birlesik Magazalar	218,991	4,815
Eregli Demir ve Celik Fabrikalari	2,239,267	3,336
KOC Holding ADR	532,350	13,037
Turkiye Garanti Bankasi	4,532,798	18,506
Turkiye Is Bankasi, Cl C	5,587,393	15,928

		76,676

United Kingdom — 16.3%
3i Group	5,194,085	37,628
Afren*	570,810	1,461
Amlin	860,523	6,784
Antofagasta	303,201	4,010
ARM Holdings	676,327	10,437
ARM Holdings ADR (A)	1,119,986	51,743
Ashtead Group	427,250	6,310
ASOS*	35,208	2,674
Associated British Foods	524,015	26,527
AstraZeneca	230,317	16,548
AstraZeneca ADR	165,900	11,978
Aviva	980,035	8,614
BAE Systems ADR	950,000	27,132
Barclays	3,642,875	15,093
Berkeley Group Holdings	204,810	7,747
BG Group	259,528	5,315
BHP Billiton	148,983	4,668
BP	313,767	2,647
BP PLC ADR	523,330	26,402
British American Tobacco	201,649	12,178

5	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

World Equity Ex-US Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Britvic	326,710	$4,091
BT Group, Cl A	884,799	5,892
Burberry Group	393,751	10,125
Capita	497,725	9,242
Carnival	248,176	10,095
Centrica	4,652,600	26,190
Compass Group	421,599	7,040
CSR	64,970	646
Diageo	1,008,631	32,466
Diageo ADR (A)	105,800	13,626
EnQuest*	459,062	1,083
Ensco, Cl A	266,900	14,055
Experian	1,036,713	18,032
Halma	332,440	3,301
Hargreaves Lansdown	238,905	4,885
Home Retail Group	1,009,815	3,191
HSBC Holdings	4,439,021	46,843
Imperial Tobacco Group	623,500	28,154
Interserve	32,790	356
ITV	10,540,878	32,196
Kingfisher	2,068,142	13,598
Liberty Global*	193,037	8,262
Marks & Spencer Group ADR	990,400	14,876
Mondi	476,401	8,558
Pace	370,995	2,335
Pearson	343,440	6,746
Persimmon	1,466,646	32,916
Petrofac	181,512	3,842
Premier Farnell	724,464	2,594
Prudential	418,819	9,733
QinetiQ	404,401	1,418
Reckitt Benckiser Group	187,009	15,998
Rio Tinto	322,429	16,533
Rio Tinto ADR (A)	900,064	46,245
Rolls-Royce Holdings	500,620	8,733
Royal Dutch Shell, Cl A	1,306,856	51,439
Royal Dutch Shell, Cl A (GBP)	120,089	4,724
Royal Dutch Shell ADR, Cl A	518,300	40,738
RPC Group	75,736	774
SABMiller	174,882	9,712
Sage Group ADR	549,076	15,160
Serco Group	1,724,300	10,748
Shire	1,593,019	91,224
St. James’s Place	313,703	4,117
Standard Chartered	741,006	16,686
Subsea 7	1,135,413	22,714
Tesco	4,332,700	22,060
TUI Travel	175,392	1,207
Tullow Oil	451,472	6,384
Wolseley	149,196	8,321
WPP	1,776,906	38,359

		1,094,159

United States — 2.7%
Albany Molecular Research*	32,343	511
Alon USA Energy (A)	89,570	1,339
Amkor Technology*	89,606	906
Andersons	17,332	883
Argan	32,926	1,009
Axis Capital Holdings	589,600	27,116
Basic Energy Services*	133,448	3,630
Cambrex*	91,410	1,964
Carnival, Cl A	582,299	23,310

Description	Shares	Market Value ($ Thousands)

Computer Sciences	173,888	$10,936
Comstock Resources (A)	34,377	935
Constellium, Cl A*	150,385	4,382
Engility Holdings*	22,303	862
Everest Re Group	211,138	33,786
FBR*	28,306	739
Green Plains Renewable Energy	71,960	2,103
Hawaiian Holdings *,(A)	149,757	2,312
Kindred Healthcare	48,882	1,213
Mastercard, Cl A	132,890	10,159
Matrix Service*	20,698	676
Medifast *,(A)	45,687	1,436
Midcoast Energy Partners (A)	15,669	345
Murphy USA*	22,411	1,140
Myers Industries	20,514	436
NeuStar, Cl A*	31,390	880
Olin	32,689	891
Omega Protein*	28,928	416
OmniVision Technologies*	39,164	880
Pantry*	43,638	737
PBF Energy, Cl A	64,871	2,070
PharMerica*	43,227	1,173
PHH*	39,828	1,014
Pioneer Energy Services*	158,613	2,522
PriceSmart	30,100	2,759
RenaissanceRe Holdings (A)	145,700	15,177
Renewable Energy Group*	52,732	521
Repligen*	99,680	1,918
REX American Resources*	20,894	1,452
RPX*	80,010	1,300
Schlumberger	86,384	8,987
Smith & Wesson Holding *,(A)	136,114	2,162
United Community Banks	50,101	769
Yum! Brands	47,563	3,677

		181,433

Total Common Stock (Cost $5,413,155) ($ Thousands)		6,431,167

PREFERRED STOCK — 1.0%

Brazil — 0.6%
Braskem	106,800	690
Cia Brasileira de Distribuicao, Cl Preference	100,100	4,542
Cia Energetica de Minas Gerais	1,058,754	7,378
Cia Paranaense de Energia	98,000	1,418
Gerdau	900,500	5,380
Itau Unibanco Holding	272,500	4,238
Itau Unibanco Holding ADR	207,700	3,219
Itausa — Investimentos Itau	371,030	1,421
Telefonica Brasil	568,400	11,429

		39,715

Germany — 0.5%
Volkswagen	112,700	29,988

Total Preferred Stock (Cost $65,810) ($ Thousands)		69,703

AFFILIATED PARTNERSHIP —9.2%
SEI Liquidity Fund, L.P.
0.070% ** † (C)	618,024,492	618,024

6	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

World Equity Ex-US Fund

May 31, 2014

Description	Shares/Face Amount (1) (Thousands)	Market Value ($ Thousands)

Total Affiliated Partnership (Cost $618,024) ($ Thousands)		$618,024

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	112,827,032	112,827

Total Cash Equivalent (Cost $112,827) ($ Thousands)		112,827

U.S. TREASURY OBLIGATIONS (D) (E) — 0.2%
U.S. Treasury Bills
0.055%, 08/14/2014	3,500	3,500
0.045%, 01/08/2015	1,200	1,200
0.043%, 07/24/2014	6,666	6,666

Total U.S. Treasury Obligations (Cost $11,365) ($ Thousands)		11,366

TIME DEPOSITS — 2.4%
Brown Brothers Harriman
5.188%, 06/02/2014 ZAR	417	40
2.000%, 06/02/2014 NZD	—	—
1.671%, 06/02/2014 AUD	214	199
0.350%, 06/02/2014 NOK	126	21
0.280%, 06/02/2014 CAD	51	47
0.150%, 06/02/2014 SEK	11,138	1,667
0.081%, 06/02/2014 GBP	1,322	2,218
0.040%, 06/02/2014 EUR	2,014	2,749
0.030%, 06/02/2014	151,869	151,869
0.005%, 06/02/2014 HKD	3,648	471
0.005%, 06/02/2014 JPY	18,232	179
0.005%, 06/02/2014 SGD	37	30
0.001%, 06/02/2014 CHF	2,962	3,313

Total Time Deposits (Cost $162,803) ($ Thousands)		162,803

Total Investments — 110.2% (Cost $6,383,984) ($ Thousands)		$7,405,890

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	500	Jun-2014	$710
FTSE 100 Index	149	Jun-2014	381
Hang Seng Index	17	Jun-2014	11
S&P TSX 60 Index	53	Jun-2014	76
SPI 200 Index	44	Jun-2014	44
Topix Index	104	Jun-2014	(259)

			$963

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at May 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/7/14	JPY	2,266,622	USD	21,655	$(630)
7/7/14	USD	22,076	JPY	2,266,622	209

					$(421)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
State Street	(44,362)	43,941	$(421)

For the year ended May 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $6,723,128 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2014.
†	Investment in Affiliated Security.
(1)	In U.S. dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at May 31, 2014. The total market value of securities on loan at May 31, 2014 was $577,321 ($ Thousands).
(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of May 31, 2014 was $129,812 ($ Thousands) and represented 1.9% of Net Assets.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of May 31, 2014 was $618,024 ($ Thousands).
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(E)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,301,355	$129,812	$—	$6,431,168
Preferred Stock	69,703	—	—	69,703
Affiliated Partnership	—	618,024	—	618,024
Cash Equivalent	112,827	—	—	112,827
U.S. Treasury Obligations	—	11,366	—	11,366
Time Deposits	—	162,803	—	162,803

Total Investments in Securities	$6,483,885	$922,005	$—	$7,405,890

7	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

World Equity Ex-US Fund

May 31, 2014

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,222	$—	$—	$1,222
Unrealized Depreciation	(259)	—	—	(259)
Forwards Contracts*
Unrealized Appreciation	—	209	—	209
Unrealized Depreciation	—	(630)	—	(630)

Total Other Financial Instruments	$963	$(421)	$—	$542

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended May 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.4%

Argentina — 0.1%
Ternium ADR	1,669	$47

Australia — 1.6%
BGP Holdings *	4,500	—
BHP Billiton ADR	5,192	352
Collins Foods	16,130	29
Commonwealth Bank of Australia	6,854	521
Finbar Group	9,844	15
Insurance Australia Group	25,430	141
Integrated Research	3,648	4
K&S	376	—
Telstra	17,330	86
Watpac	21,979	18
WDS	23,830	22

		1,188

Austria — 2.0%
Conwert Immobilien Invest	14,719	181
Erste Group Bank	9,933	345
OMV	7,293	302
Schoeller-Bleckmann Oilfield Equipment	4,282	511
Strabag	1,589	47
Voestalpine	4,115	191

		1,577

Belgium — 0.9%
Anheuser-Busch InBev	4,815	529
Jensen-Group	478	9
KBC Groep	1,480	88
Recticel	589	6
Sioen Industries	1,719	24
TER Beke	86	7

		663

Brazil — 1.5%
Banco Bradesco ADR	16,029	224
Banco do Brasil	23,000	234
Cia Energetica de Minas Gerais ADR	36,086	253
Cia Paranaense de Energia ADR	13,466	195
Embraer ADR	3,206	116
Kroton Educacional	6,400	161

		1,183

Canada — 6.0%
Akita Drilling, Cl A	300	5
Bank of Nova Scotia	100	6
Calian Technologies	1,266	21
Canadian Imperial Bank of Commerce	1,330	117
Canadian National Railway	7,716	467
Canadian Natural Resources	10,000	406
Canam Group	1,100	14
Canfor *	3,500	77
Canfor Pulp Products	2,300	27
Cascades	2,300	13
Chorus Aviation, Cl A	840	3
Dominion Diamond *	8,500	111

Description	Shares	Market Value ($ Thousands)

Equal Energy	35,792	$188
Exco Technologies	291	3
Genworth MI Canada	2,000	71
Great Canadian Gaming *	300	4
High Arctic Energy Services	18,329	93
Information Services, Cl A	1,600	28
Lululemon Athletica *	4,984	223
Magellan Aerospace	1,300	13
Magna International, Cl A	4,000	409
Methanex	1,540	88
North American Energy Partners *	3,501	27
Parex Resources *	25,224	273
Ridley	300	6
Rock Energy *	1,108	7
Rogers Communications, Cl B	4,603	186
Royal Bank of Canada	8,900	612
Strad Energy Services	9,558	39
Suncor Energy	3,100	119
Talisman Energy	22,800	235
Toronto-Dominion Bank	7,300	361
Transat AT, Cl A *	700	6
Transcontinental, Cl A	8,100	111
Trimac Transportation	1,300	8
WestJet Airlines, Cl A	1,600	36
Yellow Media *	11,633	222

		4,635

Chile — 0.1%
Enersis ADR	2,614	42

China — 3.9%
Anhui Conch Cement	80,500	290
ANTA Sports Products	56,000	82
Baidu ADR *	1,925	320
Bank of China	275,000	131
China Construction Bank	402,000	295
China Oilfield Services	173,800	429
China Shipping Container Lines *	662,000	160
Industrial & Commercial Bank of China	686,082	446
Mindray Medical International ADR	8,189	254
Sinopharm Group	18,915	51
Tencent Holdings	14,702	207
Weichai Power	85,200	318

		2,983

Colombia — 0.3%
Bancolombia ADR, Cl R	4,657	260

Czech Republic — 0.3%
Komercni Banka	963	222

Denmark — 1.1%
Danske Bank (A)	2,557	72
Novo Nordisk, Cl B (A)	11,915	505
Pandora (A)	2,560	190

1	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Vestas Wind Systems *(A)	1,290	$70

		837

Finland — 1.3%
Apetit	654	17
Atria, Cl A	6,578	64
Cramo	2,440	54
HKScan, Cl A	6,711	36
Kone, Cl B	5,238	216
Neste Oil	13,023	267
Norvestia, Cl B	38	—
Orion, Cl B	2,678	84
Stora Enso, Cl R	10,847	111
Tieto	674	19
UPM-Kymmene	9,844	173

		1,041

France — 6.1%
Accor	4,366	231
Air Liquide	1,565	228
BNP Paribas	5,304	372
Boiron	670	62
Bongrain	344	30
Burelle	141	144
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	652	24
Cegid Group	2,408	108
Compagnie Generale des Etablissements Michelin, Cl B	2,475	305
Constructions Industrielles de la Mediterranee	330	50
Credit Agricole	16,374	256
Credit Agricole Atlantique Vendee	93	12
Credit Agricole Ile de France	82	9
Credit Agricole Toulouse	377	40
Credit Industriel et Commercial	40	9
Fleury Michon	114	9
Fonciere Euris	59	6
Groupe Fnac *	217	11
Groupe Guillin	173	31
Infotel	121	17
Interparfums	4,207	179
Ipsen	2,948	145
Kaufman & Broad *	334	11
Le Belier	2,766	104
LVMH Moet Hennessy Louis Vuitton	2,696	537
PSB Industries *	238	15
Publicis Groupe	5,055	437
Safran	2,740	186
Societe Generale	5,886	339
Sodexo	2,816	303
Sqli *	514	15
Tessi	408	56
UBISOFT Entertainment *	9,335	187
Valeo	1,430	192
Vetoquinol *	450	23

		4,683

Germany — 3.8%
adidas	3,676	395
ADVA Optical Networking *	249	1
BASF	4,006	462

Description	Shares	Market Value ($ Thousands)

BAVARIA Industries Group	272	$14
Borussia Dortmund GmbH & KGaA	3,994	21
Cewe Stiftung & KGAA	343	25
Constantin Medien *	13,420	25
Continental	1,191	282
Deutsche Bank	6,356	258
Deutsche Lufthansa	10,310	272
Deutsche Post	5,060	188
Drillisch	1,380	51
Freenet	1,400	43
Fresenius Medical Care	4,669	310
Frosta	282	9
Hannover Rueck	50	4
HeidelbergCement	54	5
Leifheit	293	17
Norma Group	1,725	94
Patrizia Immobilien *	4,367	55
SAP	2,888	221
Sixt	1,409	60
Ultrasonic *	1,032	11
United Internet	1,680	78
VERBIO Vereinigte BioEnergie *	5,127	14

		2,915

Hong Kong — 3.3%
1010 Printing Group	86,180	10
AIA Group	112,694	565
Champion Technology Holdings	98,000	2
China Mobile	41,068	402
Chuang’s Consortium International	132,000	16
Cinderella Media Group	62,000	10
CSI Properties	810,000	29
Daphne International Holdings	46,000	18
EcoGreen Fine Chemicals Group	564,000	153
Hong Kong Exchanges and Clearing	16,588	309
Keck Seng Investments	8,000	7
Luen Thai Holdings	52,000	15
Melco Crown Entertainment ADR	4,610	159
Orient Overseas International	67,000	343
Pacific Century Premium Developments *	8,000	3
Power Assets Holdings	12,000	105
Sands China	42,112	307
SJM Holdings	30,000	86
TCL Communication Technology Holdings	29,000	33
Wing On International	12,111	33

		2,605

India — 1.2%
ICICI Bank ADR	18,675	928

Indonesia — 0.6%
Asahimas Flat Glass	2,500	1
Astra Graphia	60,600	12
Bank Rakyat Indonesia Persero	197,100	172
Indofood Sukses Makmur	316,000	185

2	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Telekomunikasi Indonesia Persero	104,000	$23
Telekomunikasi Indonesia Persero ADR	1,862	81

		474

Ireland — 1.5%
Accenture, Cl A	3,354	273
Actavis *	1,846	391
ICON *	12,311	520

		1,184

Israel — 0.1%
El Al Israel Airlines *(A)	202,512	38

Italy — 1.4%
Azimut Holding	5,350	147
Banca Intesa	87,906	295
Caltagirone	3,934	15
Danieli & C Officine Meccaniche	145	5
Exor	5,816	250
FNM	94,636	81
Gtech Spa	3,500	96
Italmobiliare *	629	26
La Doria	7,970	73
Servizi Italia	2,213	15
UnipolSai	31,660	109

		1,112

Japan — 9.5%
Alps Logistics	600	6
Anabuki Kosan	5,000	16
AOI Electronics	200	4
Arakawa Chemical Industries	2,300	21
Asahi Broadcasting	8,800	52
AT-Group	4,000	74
Central Security Patrols	2,500	25
Cleanup	500	4
Computer Engineering & Consulting	6,500	39
Daito Trust Construction	700	76
Daiwa House Industry	14,000	262
Daiwa Securities Group	31,000	250
Denso	13,200	605
Dowa Holdings	8,000	71
FANUC	1,781	303
Fuji Kiko	2,000	7
Fukuda Denshi	500	27
Gamecard-Joyco Holdings	400	6
Haruyama Trading	2,700	19
Haseko	19,000	137
Hiroshima Gas	3,200	9
Hitachi	47,000	316
Hokkan Holdings	14,000	39
Hokuriku Electrical Construction	4,000	18
Hokuriku Gas	17,000	42
I K K	1,500	12
IT Holdings	200	3
Itochu	6,700	79
Japan Airlines	3,300	172
Japan Tobacco	7,882	267
KDDI	2,300	137
Keiyo Gas	1,000	5

Description	Shares	Market Value ($ Thousands)

Kitamura	1,700	$11
Kubota	27,044	369
Kyowa Leather Cloth	2,600	12
Maezawa Kyuso Industries	1,000	14
Marubun	2,400	13
Maruzen - General Commercial Kitchen Appliances & Equipment	4,000	36
Mazda Motor	20,000	87
Medipal Holdings	1,200	17
Mitani	4,600	105
Mitsubishi Estate	10,896	265
Mitsui Trust Holdings	76,894	311
Mizuho Financial Group	26,400	51
Murakami	1,000	14
Natori	1,700	18
NIFTY	900	13
Nippon Rietec	2,000	15
Nippon Steel & Sumitomo Metal	105,000	296
Nippon Telegraph & Telephone	6,700	398
Nishikawa Rubber	400	6
Nisshin Fudosan	10,400	40
Nissin Sugar	2,200	47
Nitto Fuji Flour Milling	4,000	12
Panasonic	6,000	64
Pigeon	900	42
San-Ai Oil	7,691	55
Sanshin Electronics	800	5
Sato Shoji	1,000	6
Secom	7,300	445
Seibu Electric Industry	9,000	40
Shidax	2,600	13
Shinwa	800	9
Shobunsha Publications	4,200	26
SoftBank	3,425	247
Sugimoto	1,000	10
Sumitomo Densetsu	300	3
Sumitomo Mitsui Financial Group	4,100	165
Tachikawa	3,800	19
Toyota Motor	14,491	821
Vital KSK Holdings	400	3
Warabeya Nichiyo	2,900	56
Wood One	3,000	9
Zenkoku Hosho	1,800	44

		7,335

Malaysia — 0.2%
Faber Group	17,200	17
Malaysian Pacific Industries	41,200	61
Tenaga Nasional	16,700	63

		141

Mexico — 1.3%
America Movil, Ser L	240,285	232
America Movil ADR, Ser L	1,967	38
Gruma, Ser B, Cl B *	3,651	38
Grupo Financiero Inbursa, Cl O	112,413	307
Grupo Industrial Maseca, Cl B *	4,324	7
Grupo KUO De	900	2
Industrias Bachoco	53,147	231

3	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Industrias Bachoco ADR	2,630	$136

		991

Netherlands — 3.8%
AerCap Holdings *	3,620	171
Airbus Group	6,115	439
Akzo Nobel	4,752	356
ASML Holding	3,186	274
Core Laboratories	4,624	739
DOCdata *	492	13
ING Groep *	31,051	435
SNS Reaal *(A)	1,762	1
Unilever	12,244	531

		2,959

New Zealand — 0.4%
Air New Zealand	8,185	15
Fletcher Building	34,093	259
		274

Norway — 1.7%
DnB	50,844	956
Kvaerner	60,031	118
Norsk Hydro	46,834	255

		1,329

Philippines — 0.1%
Top Frontier Investment Holdings *	34,380	70

Poland — 0.4%
Getin Holding *	3,605	4
Pelion	590	15
PGE	36,075	249
Tauron Polska Energia	35,607	63

		331

Portugal — 0.0%
Portucel	4,792	24

Russia — 0.2%
Lukoil ADR	1,740	98
Lukoil OAO ADR	170	10
Surgutneftegas ADR	3,407	25

		133

Singapore — 1.3%
China Yuchai International	1,105	23
DBS Group Holdings	37,000	499
Ezion Holdings	77,800	136
Frencken Group	50,000	15
Golden Agri-Resources	8,000	4
GP Batteries International	11,708	5
Hong Leong Finance	4,000	9
Lantrovision Singapore	24,000	10
NatSteel	14,000	19
New Toyo International Holdings	112,000	27
Oversea-Chinese Banking	2,000	16
Popular Holdings	23,000	5
QAF	6,792	5
Sunningdale Tech	173,000	23

Description	Shares	Market Value ($ Thousands)

United Industrial	85,000	$228

		1,024

South Africa — 0.9%
FirstRand	84,811	319
Sanlam	15,500	87
Sasol	3,454	194
Sibanye Gold	26,980	67
Standard Bank Group	997	13
Telkom *	9,767	36

		716

South Korea — 3.4%
Hyundai Mobis	1,350	381
Kia Motors	3,711	214
LG Hausys	590	111
LG.Philips LCD *	510	14
NEOWIZ HOLDINGS *	3,659	47
POSCO	986	279
Samsung Electronics	788	1,115
SK Holdings	759	137
SK Hynix	6,380	276
Taekwang Industrial	36	45
YESCO	790	29

		2,648

Spain — 1.6%
Amadeus IT Holding, Cl A	19,819	872
Banco Bilbao Vizcaya Argentaria	27,284	350

		1,222

Sweden — 1.7%
Bilia, Cl A	6,026	187
BillerudKorsnas	5,820	87
Biotage	11,046	19
Eolus Vind, Cl B	9,772	48
Getinge, Cl B	16,646	429
Hennes & Mauritz, Cl B	7,415	314
Skanska, Cl B	6,190	144
Svenska Cellulosa, Cl B	4,375	122

		1,350

Switzerland — 6.2%
Credit Suisse Group ADR	9,607	285
EMS-Chemie Holding	240	90
Julius Baer Group	5,583	242
Nestle	7,497	589
Novartis	6,509	585
Novartis ADR	5,590	503
Roche Holding	4,797	1,414
Siegfried Holding	1,124	202
Swiss Life Holding	31	7
Swiss Re	1,510	135
Transocean	6,958	296
UBS	20,393	410

		4,758

Taiwan — 2.4%
Advanced Semiconductor Engineering ADR	79,073	509
Grape King Bio	8,000	35
Hermes Microvision	2,000	80
Hon Hai Precision Industry	92,944	286
Hon Hai Precision Industry GDR	20,150	126

4	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Pegatron	3,633	$7
Taishin Financial Holding	141,541	70
Taiwan Semiconductor Manufacturing	11,000	44
Taiwan Semiconductor Manufacturing ADR	33,192	683

		1,840

Thailand — 0.6%
Advanced Info Service	11,700	81
PTT (Foreign)	13,000	116
PTT Exploration & Production	36,100	169
PTT Global Chemical	26,700	56
Total Access Communication	2,100	8

		430

Turkey — 1.1%
Akbank	84,716	331
Turkiye Garanti Bankasi	71,244	291
Turkiye Is Bankasi, Cl C	65,354	186

		808

United Kingdom — 14.3%
3i Group	17,440	126
ARM Holdings ADR	17,592	813
Ashtead Group	9,050	134
Associated British Foods	9,996	506
AstraZeneca	6,447	463
Aviva	33,573	295
Berkeley Group Holdings	4,330	164
BHP Billiton	3,609	113
BP	41,595	351
BP PLC ADR	5,984	302
British Polythene Industries	1,992	22
Britvic	6,905	86
BT Group, Cl A	27,840	185
Burberry Group	9,845	253
Carnival	8,060	328
CML Microsystems	2,278	20
Compass Group	13,296	222
CSR ADR	1,749	70
Dart Group	7,297	34
Diageo	16,325	526
Ensco, Cl A	1,600	84
Experian	19,560	340
Gem Diamonds *	2,656	7
Halma	7,030	70
HSBC Holdings	76,963	812
Impellam Group	683	5
Kingfisher	67,765	446
Liberty Global *	6,100	261
Mecom Group	19,280	38
Mondi	3,008	54
NWF Group *	20,576	54
Pace	5,370	34
Pearson	11,218	220
Persimmon	6,250	140
Reckitt Benckiser Group	6,052	518
Rio Tinto	3,620	186
Rio Tinto ADR	7,493	385
RM	14,579	37
Rolls-Royce Holdings	6,902	120
SABMiller	5,714	317
Shire	16,004	917

Description	Shares	Market Value ($ Thousands)

St. Ives	2,512	$9
Standard Chartered	11,996	270
Subsea 7	17,846	357
Trinity Mirror *	19,515	53
TUI Travel	642	4
Urban & Civic *	3,364	14
Vodafone Group ADR	120	4
WPP	9,301	201
Xchanging	23,731	60

		11,030

United States — 3.2%
Adams Resources & Energy	651	41
Broadwind Energy *	3,061	34
Carnival, Cl A	9,152	366
Computer Sciences	491	31
Core Molding Technologies *	347	4
Covenant Transportation Group, Cl A *	464	5
Everest Re Group	3,319	531
GAMCO Investors, Cl A	226	17
Handy & Harman *	732	16
LS Starrett, Cl A	381	6
Mastercard, Cl A	4,191	320
Medical Action Industries *	2,029	14
NCI, Cl A *	2,183	21
Pilgrim’s Pride *	4,933	126
Pioneer Energy Services *	3,719	59
Reading International, Cl A *	500	5
Schlumberger	2,704	281
Silvercrest Asset Management Group, Cl A	784	14
SL Industries *	961	29
Southwest Airlines	6,433	170
Star Gas Partners	5,008	32
Valero Energy	3,733	209
Willis Lease Finance *	1,125	21
Yum! Brands	1,438	111

		2,463

Total Common Stock (Cost $60,916) ($ Thousands)		70,493

PREFERRED STOCK — 1.3%

Brazil — 1.2%
Centrais Eletricas de Santa Catarina	6,400	43
Cia Brasileira de Distribuicao ADR	6,812	309
Itau Unibanco Holding	5,000	78
Petroleo Brasileiro, Cl Preference	30,900	231
Vale, Cl A	24,000	276

		937

Germany — 0.1%
Hornbach Holding	312	30
STO & KGaA	95	20
Westag & Getalit	305	8
		58

Total Preferred Stock (Cost $1,094) ($ Thousands)		995

5	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2014

Description	Shares/Face Amount (1) (Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime
Obligation Fund, Cl A
0.010% ** †	1,978,159	$1,978

Total Cash Equivalent (Cost $1,978) ($ Thousands)		1,978

U.S. TREASURY OBLIGATION (B) (C) — 0.2%
U.S. Treasury Bills
0.064%, 07/24/2014	180	180

Total U.S. Treasury Obligation (Cost $180) ($ Thousands)		180

TIME DEPOSITS — 3.1%
Brown Brothers Harriman
5.188%, 06/02/2014 ZAR	68	6
2.000%, 06/02/2014 NZD	7	6
1.671%, 06/02/2014 AUD	57	53
0.350%, 06/02/2014 NOK	92	16
0.280%, 06/02/2014 CAD	30	28
0.150%, 06/02/2014 SEK	122	18
0.081%, 06/02/2014 GBP	39	65
0.040%, 06/02/2014 EUR	151	206
0.030%, 06/02/2014	1,810	1,810
0.005%, 06/02/2014 HKD	166	21
0.005%, 06/02/2014 JPY	4,662	46
0.005%, 06/02/2014 SGD	13	11
0.001%, 06/02/2014 CHF	65	72
0.000%, 06/02/2014 DKK	93	17

Total Time Deposits (Cost $2,375) ($ Thousands)		2,375

Total Investments — 98.6% (Cost $66,543) ($ Thousands)		$76,021

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	22	Jun-2014	$46
FTSE 100 Index	7	Jun-2014	27
Hang Seng Index	1	Jun-2014	1
S&P TSX 60 Index	2	Jun-2014	4
SPI 200 Index	1	Jun-2014	4
Topix Index	4	Jun-2014	(6)

			$76

For the year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $77,117 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2014.
†	Investment in Affiliated Security.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of May 31, 2014 was $876 ($ Thousands) and represented 1.1% of Net Assets.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange

ZAR — South African Rand

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$69,617	$876	$—	$70,493
Preferred Stock	995	—	—	995
Cash Equivalent	1,978	—	—	1,978
U.S. Treasury Obligation	—	180	—	180
Time Deposits	—	2,375	—	2,375

Total Investments in Securities	$72,590	$3,431	$—	$76,021

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$82	$—	$—	$82
Unrealized Depreciation	(6)	—	—	(6)

Total Other Financial Instruments	$76	$—	$—	$76

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended May 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changed in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Consolidated Schedule of Investments

Dynamic Asset Allocation Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.4%

Consumer Discretionary — 11.7%
Amazon.com *	33,100	$10,345
AutoNation *	5,600	320
AutoZone *	3,100	1,651
Bed Bath & Beyond *	19,700	1,199
Best Buy	22,300	617
BorgWarner	19,200	1,208
Cablevision Systems, Cl A	17,100	301
Carmax *	19,900	882
Carnival, Cl A	40,100	1,605
CBS, Cl B	49,900	2,975
Chipotle Mexican Grill, Cl A *	2,700	1,477
Coach	24,200	985
Comcast, Cl A	234,500	12,241
Darden Restaurants	11,100	556
Delphi Automotive	24,200	1,671
DIRECTV *	42,900	3,537
Discovery Communications, Cl A *	19,300	1,485
Dollar General *	26,900	1,447
Dollar Tree *	18,100	960
DR Horton	24,000	568
Expedia	9,200	674
Family Dollar Stores	8,300	486
Ford Motor	353,100	5,805
Fossil Group *	4,400	461
GameStop, Cl A	10,400	393
Gannett	20,900	581
Gap	22,600	932
Garmin	11,300	666
General Motors	118,800	4,108
Genuine Parts	14,400	1,243
Goodyear Tire & Rubber	27,200	717
Graham Holdings, Cl B	300	203
H&R Block	22,800	679
Harley-Davidson	18,600	1,325
Harman International Industries	5,500	578
Hasbro	10,800	580
Home Depot	125,400	10,061
International Game Technology	19,800	248
Interpublic Group	35,600	681
Johnson Controls	60,300	2,916
Kohl’s	17,700	964
L Brands	21,400	1,228
Leggett & Platt	10,400	353
Lennar, Cl A	14,200	581
Lowe’s	92,900	4,374
Macy’s	32,000	1,917
Marriott International, Cl A	20,900	1,288
Mattel	31,100	1,208
McDonald’s	89,300	9,058
Michael Kors Holdings *	15,200	1,435
Mohawk Industries *	5,100	692
NetFlix *	5,500	2,298
Newell Rubbermaid	24,100	706
News *	44,800	764
NIKE, Cl B	66,300	5,099
Nordstrom	12,200	830
Omnicom Group	22,300	1,587
O’Reilly Automotive *	9,900	1,465
PetSmart	8,600	494

Description	Shares	Market Value ($ Thousands)

priceline.com *	4,600	$5,882
PulteGroup	28,700	561
PVH	7,100	935
Ralph Lauren, Cl A	5,200	798
Ross Stores	19,900	1,362
Scripps Networks Interactive, Cl A	9,200	703
Staples	53,400	601
Starbucks	66,900	4,900
Starwood Hotels & Resorts Worldwide	16,200	1,294
Target	56,400	3,201
Tiffany	9,400	934
Time Warner	80,900	5,649
Time Warner Cable, Cl A	25,200	3,557
TJX	63,400	3,452
Tractor Supply	12,100	787
TripAdvisor *	10,000	972
Twenty-First Century Fox, Cl A	175,700	6,222
Under Armour, Cl A *	14,200	721
Urban Outfitters *	10,300	345
VF	32,700	2,061
Viacom, Cl B	36,300	3,097
Walt Disney	146,600	12,316
Whirlpool	7,300	1,048
Wyndham Worldwide	11,500	850
Wynn Resorts	7,400	1,591
Yum! Brands	39,900	3,085

		182,632

Consumer Staples — 9.6%
Altria Group	180,100	7,485
Archer-Daniels-Midland	57,800	2,598
Avon Products	34,000	486
Brown-Forman, Cl B	13,700	1,270
Campbell Soup	15,100	693
Clorox	10,700	959
Coca-Cola	340,700	13,938
Coca-Cola Enterprises	22,500	1,027
Colgate-Palmolive	78,000	5,335
ConAgra Foods	36,100	1,166
Constellation Brands, Cl A *	14,800	1,245
Costco Wholesale	38,800	4,501
CVS Caremark	106,700	8,357
Dr. Pepper Snapple Group	17,600	1,016
Estee Lauder, Cl A	23,900	1,831
General Mills	56,900	3,126
Hershey	13,000	1,265
Hormel Foods	11,200	551
JM Smucker	9,400	964
Kellogg	23,700	1,635
Keurig Green Mountain	11,300	1,274
Kimberly-Clark	34,600	3,888
Kraft Foods Group	54,666	3,250
Kroger	45,700	2,182
Lorillard	33,600	2,089
McCormick	11,600	839
Mead Johnson Nutrition, Cl A	17,500	1,566
Molson Coors Brewing, Cl B	13,100	861
Mondelez International, Cl A	151,000	5,681
Monster Beverage *	12,100	839
PepsiCo	137,000	12,101
Philip Morris International	140,900	12,475
Procter & Gamble	243,400	19,664
Reynolds American	28,900	1,723
Safeway	21,800	749

1	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Consolidated Schedule of Investments

Dynamic Asset Allocation Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Sysco	53,800	$2,019
Tyson Foods, Cl A	24,200	1,028
Walgreen	78,400	5,638
Wal-Mart Stores	143,900	11,047
Whole Foods Market	33,800	1,292

		149,653

Energy — 10.3%
Anadarko Petroleum	44,900	4,618
Apache	35,700	3,328
Baker Hughes	38,900	2,743
Cabot Oil & Gas	36,400	1,319
Cameron International *	19,600	1,254
Chesapeake Energy	46,900	1,347
Chevron	171,300	21,034
ConocoPhillips	110,600	8,841
CONSOL Energy	19,100	844
Denbury Resources	31,000	524
Devon Energy	33,500	2,476
Diamond Offshore Drilling	5,000	255
Ensco, Cl A	20,200	1,064
EOG Resources	49,000	5,184
EQT	13,200	1,411
Exxon Mobil	387,200	38,925
FMC Technologies *	20,700	1,202
Halliburton	75,500	4,880
Helmerich & Payne	9,200	1,012
Hess	24,300	2,219
Kinder Morgan	59,177	1,976
Marathon Oil	64,400	2,361
Marathon Petroleum	27,100	2,422
Murphy Oil	16,000	987
Nabors Industries	22,800	598
National Oilwell Varco	38,400	3,144
Newfield Exploration *	10,000	365
Noble	22,700	714
Noble Energy	32,800	2,364
Occidental Petroleum	70,800	7,058
ONEOK	19,200	1,238
Peabody Energy	20,200	326
Phillips 66	52,000	4,409
Pioneer Natural Resources	12,800	2,690
QEP Resources	14,900	476
Range Resources	15,500	1,441
Rowan, Cl A	9,100	282
Schlumberger	117,600	12,235
Southwestern Energy *	32,500	1,478
Spectra Energy	58,900	2,390
Tesoro	11,500	646
Transocean	28,600	1,215
Valero Energy	48,700	2,730
Williams	60,700	2,850

		160,875

Financials — 15.5%
ACE	30,500	3,163
Aflac	41,800	2,559
Allstate	41,100	2,394
American Express	80,900	7,402
American International Group	129,400	6,997
American Tower, Cl A ‡	35,000	3,137
Ameriprise Financial	16,900	1,903
Aon	27,200	2,446
Apartment Investment & Management, Cl A ‡	10,800	340
Assurant	6,300	427

Description	Shares	Market Value ($ Thousands)

AvalonBay Communities ‡	11,200	$1,589
Bank of America	950,100	14,385
Bank of New York Mellon	102,500	3,542
BB&T	61,900	2,347
Berkshire Hathaway, Cl B *	161,600	20,740
BlackRock, Cl A	11,341	3,458
Boston Properties ‡	13,100	1,581
Capital One Financial	51,400	4,055
CBRE Group, Cl A *	25,800	770
Charles Schwab	104,300	2,630
Chubb	22,800	2,113
Cincinnati Financial	12,500	613
Citigroup	270,300	12,858
CME Group, Cl A	28,600	2,059
Comerica	16,100	773
Crown Castle International ‡	29,000	2,225
Discover Financial Services	42,100	2,490
E*TRADE Financial *	26,700	544
Equity Residential ‡	29,400	1,817
Essex Property Trust ‡	5,400	977
Fifth Third Bancorp	75,400	1,560
Franklin Resources	37,500	2,070
General Growth Properties ‡	46,400	1,106
Genworth Financial, Cl A *	45,000	765
Goldman Sachs Group	37,300	5,961
Hartford Financial Services Group	41,100	1,424
HCP ‡	38,800	1,620
Health Care ‡	25,200	1,593
Host Hotels & Resorts ‡	64,900	1,432
Hudson City Bancorp	35,200	344
Huntington Bancshares	69,700	646
IntercontinentalExchange Group	10,369	2,036
Invesco	38,500	1,413
JPMorgan Chase	340,000	18,894
KeyCorp	77,000	1,054
Kimco Realty ‡	34,000	779
Legg Mason	9,300	454
Leucadia National	27,500	705
Lincoln National	22,400	1,074
Loews	26,700	1,152
M&T Bank	11,700	1,420
Macerich ‡	11,400	753
Marsh & McLennan	50,100	2,518
McGraw-Hill	23,200	1,897
MetLife	99,500	5,068
Moody’s	16,600	1,420
Morgan Stanley	123,500	3,811
NASDAQ OMX Group	9,100	345
Navient	36,900	583
Northern Trust	19,500	1,178
People’s United Financial	25,600	368
Plum Creek Timber ‡	16,400	740
PNC Financial Services Group	47,400	4,042
Principal Financial Group	23,800	1,113
Progressive	48,100	1,204
Prologis ‡	45,500	1,889
Prudential Financial	41,300	3,393
Public Storage ‡	13,200	2,275
Regions Financial	132,800	1,353
Simon Property Group ‡	27,600	4,594
SunTrust Banks	46,300	1,774
T. Rowe Price Group	24,400	1,989
Torchmark	7,700	623

2	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Consolidated Schedule of Investments

Dynamic Asset Allocation Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

Travelers	32,000	$2,990
Unum Group	22,900	777
US Bancorp	164,800	6,953
Ventas ‡	27,000	1,804
Vornado Realty Trust ‡	16,300	1,745
Washington Prime Group * ‡	1,400	28
Wells Fargo	429,700	21,820
Weyerhaeuser ‡	49,700	1,561
XL Group, Cl A	24,500	795
Zions Bancorporation	17,300	495

		241,734

Health Care — 13.1%
Abbott Laboratories	138,500	5,541
AbbVie	143,500	7,796
Actavis *	15,900	3,364
Aetna	32,318	2,506
Agilent Technologies	28,700	1,634
Alexion Pharmaceuticals *	18,100	3,010
Allergan	26,500	4,438
AmerisourceBergen	21,500	1,573
Amgen	67,400	7,818
Baxter International	48,500	3,609
Becton Dickinson	17,100	2,013
Biogen Idec *	21,400	6,835
Boston Scientific *	122,700	1,574
Bristol-Myers Squibb	148,600	7,391
C.R. Bard	6,400	947
Cardinal Health	30,900	2,183
CareFusion *	18,700	803
Celgene *	35,800	5,479
Cerner *	25,400	1,373
Cigna	25,000	2,245
Covidien	40,800	2,983
DaVita *	15,700	1,108
Dentsply International	12,400	586
Edwards Lifesciences *	9,600	780
Eli Lilly	89,400	5,352
Express Scripts Holding *	69,600	4,974
Forest Laboratories *	21,500	2,038
Gilead Sciences *	137,300	11,150
Hospira *	13,800	679
Humana	14,200	1,767
Intuitive Surgical *	3,500	1,294
Johnson & Johnson	253,700	25,740
Laboratory Corp of America Holdings *	7,700	790
McKesson	20,500	3,888
Medtronic	89,600	5,468
Merck	264,300	15,292
Mylan Laboratories *	34,800	1,734
Patterson	6,800	266
PerkinElmer	8,500	382
Perrigo	12,100	1,672
Pfizer	573,396	16,990
Quest Diagnostics	13,100	785
Regeneron Pharmaceuticals *	6,800	2,087
St. Jude Medical	26,600	1,726
Stryker	25,900	2,188
Tenet Healthcare *	7,900	371
Thermo Fisher Scientific	34,400	4,022
UnitedHealth Group	88,400	7,039
Varian Medical Systems *	9,700	800
Vertex Pharmaceuticals *	20,500	1,481
Waters *	7,200	721
WellPoint	25,700	2,785

Description	Shares	Market Value ($ Thousands)

Zimmer Holdings	15,300	$1,597
Zoetis, Cl A	47,167	1,448

		204,115

Industrials — 10.6%
3M	56,200	8,011
ADT	18,300	589
Allegion	7,433	389
Ametek	20,600	1,093
Boeing	60,700	8,210
C.H. Robinson Worldwide	12,500	748
Caterpillar	57,100	5,837
Cintas	7,800	485
CSX	88,000	2,587
Cummins	15,800	2,416
Danaher	54,100	4,243
Deere	33,400	3,045
Delta Air Lines	76,000	3,033
Dover	15,600	1,360
Dun & Bradstreet	3,500	361
Eaton	43,501	3,206
Emerson Electric	64,000	4,271
Equifax	10,200	722
Expeditors International of Washington	18,500	842
Fastenal	24,100	1,175
FedEx	25,100	3,618
Flowserve	11,900	878
Fluor	15,200	1,141
General Dynamics	29,500	3,484
General Electric	900,000	24,111
Honeywell International	70,900	6,604
Illinois Tool Works	34,900	3,021
Ingersoll-Rand	23,500	1,406
Iron Mountain	15,827	493
Jacobs Engineering Group *	11,000	606
Joy Global	8,800	503
Kansas City Southern	10,200	1,097
L-3 Communications Holdings, Cl 3	7,600	921
Lockheed Martin	24,000	3,928
Masco	30,100	641
Nielsen Holdings	27,000	1,303
Norfolk Southern	27,800	2,801
Northrop Grumman	19,800	2,407
Paccar	32,200	2,040
Pall	9,300	788
Parker Hannifin	12,900	1,615
Pentair	18,346	1,369
Pitney Bowes	16,500	456
Precision Castparts	13,000	3,289
Quanta Services *	17,700	601
Raytheon	28,700	2,800
Republic Services, Cl A	23,400	828
Robert Half International	13,000	593
Rockwell Automation	12,200	1,477
Rockwell Collins	11,300	893
Roper Industries	9,200	1,304
Ryder System	4,900	425
Snap-on	5,300	621
Southwest Airlines	60,000	1,587
Stanley Black & Decker	14,400	1,258
Stericycle *	7,500	858
Textron	26,300	1,032
Tyco International	40,100	1,750
Union Pacific	40,400	8,051

3	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Consolidated Schedule of Investments

Dynamic Asset Allocation Fund

May 31, 2014

Description	Shares	Market Value ($ Thousands)

United Parcel Service, Cl B	62,800	$6,524
United Technologies	76,000	8,833
Waste Management	36,700	1,640
WW Grainger	5,200	1,343
Xylem	16,000	597

		164,158

Information Technology — 18.6%
Accenture, Cl A	57,300	4,667
Adobe Systems *	40,300	2,601
Akamai Technologies *	14,800	804
Alliance Data Systems *	4,800	1,229
Altera	28,400	941
Amphenol, Cl A	13,300	1,274
Analog Devices	26,700	1,399
Apple	79,900	50,577
Applied Materials	109,400	2,209
Autodesk *	19,600	1,026
Automatic Data Processing	43,000	3,426
Avago Technologies, Cl A	23,400	1,654
Broadcom, Cl A	47,400	1,511
CA	27,500	789
Cisco Systems	463,700	11,416
Citrix Systems *	15,600	967
Cognizant Technology Solutions, Cl A *	54,400	2,644
Computer Sciences	13,100	824
Corning	126,500	2,694
eBay *	105,700	5,362
Electronic Arts *	27,600	969
EMC	181,600	4,823
F5 Networks *	6,500	706
Facebook, Cl A *	154,000	9,748
Fidelity National Information Services	26,700	1,446
First Solar *	6,800	420
Fiserv *	22,200	1,334
FLIR Systems	11,600	405
Google, Cl A *	25,400	14,520
Google, Cl C *	25,400	14,249
Harris	9,100	703
Hewlett-Packard	171,700	5,752
Intel	447,400	12,223
International Business Machines	87,900	16,205
Intuit	25,800	2,046
Jabil Circuit	14,700	277
Juniper Networks *	44,400	1,086
Kla-Tencor	14,700	963
Lam Research	14,687	911
Linear Technology	19,600	905
Mastercard, Cl A	91,000	6,957
Microchip Technology	16,500	785
Micron Technology *	97,500	2,788
Microsoft	677,300	27,729
Motorola Solutions	19,900	1,342
NetApp	30,000	1,110
Nvidia	51,800	984
Oracle	307,800	12,934
Paychex	28,600	1,176
Qualcomm	150,700	12,124
Red Hat *	16,600	832
Salesforce.com *	49,600	2,610
SanDisk	20,600	1,991
Seagate Technology	30,400	1,633
Symantec	63,900	1,405

Description	Shares	Market Value ($ Thousands)

TE Connectivity	36,100	$2,146
Teradata *	13,700	575
Texas Instruments	97,300	4,571
Total System Services	12,500	378
VeriSign *	12,600	631
Visa, Cl A	45,700	9,818
Western Digital	19,700	1,731
Western Union	49,200	796
Xerox	100,400	1,240
Xilinx	24,200	1,136
Yahoo! *	84,300	2,921

		290,048

Materials — 3.5%
Air Products & Chemicals	19,100	2,291
Airgas	5,500	585
Alcoa	101,100	1,376
Allegheny Technologies	8,500	349
Avery Dennison	7,400	375
Ball	12,700	767
Bemis	8,000	331
CF Industries Holdings	5,000	1,217
Dow Chemical	108,900	5,676
E.I. du Pont de Nemours	83,000	5,753
Eastman Chemical	12,900	1,139
Ecolab	24,400	2,664
FMC	11,300	865
Freeport-McMoRan Copper & Gold, Cl B	92,700	3,157
International Flavors & Fragrances	7,400	734
International Paper	38,000	1,810
LyondellBasell Industries, Cl A	39,000	3,883
MeadWestvaco	15,200	617
Monsanto	47,000	5,727
Mosaic	28,600	1,430
Newmont Mining	44,000	1,007
Nucor	29,200	1,478
Owens-Illinois *	14,500	482
PPG Industries	12,600	2,540
Praxair	26,300	3,478
Sealed Air	17,200	566
Sherwin-Williams	7,400	1,514
Sigma-Aldrich	9,900	975
United States Steel	11,800	272
Vulcan Materials	11,800	719

		53,777

Telecommunication Services — 2.5%
AT&T	467,800	16,593
CenturyLink	53,900	2,031
Frontier Communications	87,800	508
Verizon Communications	371,800	18,575
Windstream Holdings	55,000	526

		38,233

Utilities — 3.0%
AES	57,700	814
AGL Resources	10,900	582
Ameren	21,300	838
American Electric Power	42,800	2,283
Centerpoint Energy	35,300	852
CMS Energy	22,400	666
Consolidated Edison	26,900	1,480
Dominion Resources	53,100	3,662
DTE Energy	15,500	1,180

4	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Consolidated Schedule of Investments

Dynamic Asset Allocation Fund

May 31, 2014

Description	Shares/Face Amount (Thousands) (1)/Contracts	Market Value ($ Thousands)
Duke Energy	63,430	$4,509
Edison International	28,100	1,549
Entergy	17,000	1,282
Exelon	76,200	2,806
FirstEnergy	36,900	1,248
Integrys Energy Group	7,000	406
NextEra Energy	38,500	3,748
NiSource	27,900	1,043
Northeast Utilities	27,400	1,244
NRG Energy	28,400	1,012
Pepco Holdings	23,200	643
PG&E	41,100	1,885
Pinnacle West Capital	10,100	560
PPL	54,200	1,902
Public Service Enterprise Group	43,500	1,695
SCANA	11,000	572
Sempra Energy	20,700	2,077
Southern	78,800	3,450
TECO Energy	16,000	276
Wisconsin Energy	19,100	869
Xcel Energy	43,100	1,326

		46,459

Total Common Stock (Cost $1,187,057) ($ Thousands)		1,531,684

EXCHANGE TRADED FUND — 0.4%
SPDR S&P 500	33,347	6,424

Total Exchange Traded Fund (Cost $5,974) ($ Thousands)		6,424

TIME DEPOSIT — 0.3%
Brown Brothers Harriman
0.030%, 06/02/2014	4,643	4,643

Total Time Deposit (Cost $4,643) ($ Thousands)		4,643

Total Investments — 99.1% (Cost $1,193,047) ($ Thousands)		$1,542,751

PURCHASED OPTIONS — 0.0%
CBOE Volatility
Index, Expires
07/16/2014, Strike
Price:
$22 *	10,000	$300
EUR Currency Option Put, Expires
07/02/2014, Strike
Rate: 1.320% *	299,242,000	241

Total Purchased Options (Cost $2,099) ($ Thousands)		$541

A list of the open forward foreign currency contracts held by the Fund at May 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
7/23/14	EUR	487,147	USD	672,963	$8,351

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(159,230)	$161,318	$2,088
Goldman Sachs	(24,275)	24,231	(44)
Royal Bank of Scotland	(162,646)	164,782	2,136
Societe Generale	(159,230)	161,302	2,072
UBS	(159,230)	161,329	2,099

			$8,351

For the year ended May 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,557,322 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.
(1)	In U.S. dollars unless otherwise indicated.

Cl — Class

EUR — Euro

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

USD — U.S. Dollar

The following is a list of the inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,531,684	$—	$—	$1,531,684
Exchange Traded Fund	6,424	—	—	6,424
Time Deposit	—	4,643	—	4,643

Total Investments in Securities	$1,538,108	$4,643	$—	$1,542,751

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$541	$—	$—	$541
Forwards Contracts*
Unrealized Appreciation	—	8,351	—	8,351

Total Other Financial Instruments	$541	$8,351	$—	$8,892

*	Forwards contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “ — ” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Investments Trust / Annual Report / May 31, 2014

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

SEI Institutional Investments Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of SEI Institutional Investments Trust (the Trust), comprised of the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, S&P 500 Index Fund, Extended Market Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Equity Fund, U.S. Managed Volatility Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund, Opportunistic Income Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Long Duration Corporate Bond Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund, and the Real Return Fund (twenty of the twenty-two funds comprising the Trust), and the accompanying consolidated financial statements of the Dynamic Asset Allocation Fund and the Multi-Asset Real Return Fund (two of the twenty-two funds comprising the Trust), as of and for the year or period ended May 31, 2014, and have issued our unqualified report thereon dated July 30, 2014 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the schedules of investments in securities and the consolidated schedules of investments in securities (collectively, the “Schedules”) of the funds comprising the Trust as of May 31, 2014 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the funds comprising the Trust referred to above, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Philadelphia, Pennsylvania

July 30, 2014

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the fiscal year ended May 31, 2014.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: August 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: August 8, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: August 8, 2014